                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10027

                          STATE FARM MUTUAL FUND TRUST
               (Exact name of registrant as specified in charter)

                              One State Farm Plaza
                           Bloomington, IL 61710-0001
               (Address of principal executive offices) (Zip code)

     Michael L. Tipsord                      Alan Goldberg
     One State Farm Plaza                    Bell, Boyd & Lloyd LLC
     Bloomington, Illinois 61710-0001        Three First National Plaza
                                             70 West Madison St., Suite 3300
                                             Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-800-447-4930

                       Date of fiscal year end: 12/31/2003

                       Date of reporting period: 6/30/2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

STATE FARM
MUTUAL FUND TRUST
Class A Shares - Class B Shares

SEMI-ANNUAL REPORT
June 30, 2003

State Farm Equity Fund
State Farm Small Cap Equity Fund
State Farm International Equity Fund
State Farm S&P 500 Index Fund
State Farm Small Cap Index Fund
State Farm International Index Fund
State Farm Equity and Bond Fund
State Farm Bond Fund
State Farm Tax Advantaged Bond Fund
State Farm Money Market Fund
State Farm LifePath(R) Income Fund
State Farm LifePath 2010(R) Fund
State Farm LifePath 2020(R) Fund
State Farm LifePath 2030(R) Fund
State Farm LifePath 2040(R) Fund






                                    [GRAPHIC]




                                  STATE FARM

                               MUTUAL FUND TRUST
                        Class A Shares - Class B Shares


                              SEMI-ANNUAL REPORT
                                 June 30, 2003

                     State Farm Equity Fund
                     State Farm Small Cap Equity Fund
                     State Farm International Equity Fund
                     State Farm S&P 500 Index Fund
                     State Farm Small Cap Index Fund
                     State Farm International Index Fund
                     State Farm Equity and Bond Fund
                     State Farm Bond Fund
                     State Farm Tax Advantaged Bond Fund
                     State Farm Money Market Fund
                     State Farm LifePath(R) Income Fund
                     State Farm LifePath 2010(R) Fund
                     State Farm LifePath 2020(R) Fund
                     State Farm LifePath 2030(R) Fund
                     State Farm LifePath 2040(R) Fund

                         State Farm Mutual Fund Trust
                              Semi-Annual Report
                                   6/30/2003

                        Class A Shares / Class B Shares
                               Table of Contents

                Portfolio of Investments

                     State Farm Equity Fund....................   1
                     State Farm Small Cap Equity Fund..........   3
                     State Farm International Equity Fund......   6
                     State Farm Equity and Bond Fund...........   9
                     State Farm Bond Fund......................  10
                     State Farm Tax Advantaged Bond Fund.......  15
                     State Farm Money Market Fund..............  19

                Financial Statements
                     Statements of Assets and Liabilities......  20
                     Statements of Operations..................  24
                     Statements of Changes in Net Assets.......  26
                     Notes to Financial Statements.............  31

                Financial Highlights                             41

                Master Investment Portfolio
                   Schedule of Investments
                     S&P 500 Index Master Portfolio............  71
                     Russell 2000 Index Master Portfolio.......  79
                     International Index Master Portfolio...... 101
                     LifePath Retirement Master Portfolio...... 111
                     LifePath 2010 Master Portfolio............ 121
                     LifePath 2020 Master Portfolio............ 136
                     LifePath 2030 Master Portfolio............ 151
                     LifePath 2040 Master Portfolio............ 165

                   Financial Statements
                     Statements of Assets and Liabilities...... 180
                     Statements of Operations.................. 182
                     Statements of Change in Net Assets........ 184
                     Notes to Financial Statements............. 188

         This report must be preceded or accompanied by an applicable prospectus for the State Farm Mutual Fund Trust (the "Trust").
       The Trust offers Class A and Class B shares for fifteen separate
         Funds through two prospectuses, one for ten of the Funds and another for five of the Funds.

                                1-800-447-4930

              State Farm VP Management Corp. Securities Products
    Representatives are available 7:00 a.m. until 7:00 p.m. (Central Time)
       Monday through Friday (except holidays) Saturday 8:00 a.m. until
                           12:00 p.m. (Central Time)

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   -----------
Common Stocks (94.7%)

Agriculture, Foods, & Beverage (11.4%)
Archer-Daniels-Midland Co.                      149,950   $ 1,929,856
Campbell Soup Co.                                25,100       614,950
Hershey Foods Corp.                               9,100       633,906
Kellogg Co.                                      44,700     1,536,339
McCormick & Co. Inc.                             57,700     1,569,440
Nestle SA ADR                                    50,100     2,584,449
Pepsico Inc.                                     62,500     2,781,250
Sara Lee Corp.                                   36,300       682,803
Sysco Corp.                                      40,500     1,216,620
The Coca-Cola Co.                                71,800     3,332,238
                                                          -----------
                                                           16,881,851
                                                          -----------
Banks (8.7%)
Bank of America Corp.                            22,000     1,738,660
Bank of New York Inc.                             1,800        51,750
Fifth Third Bancorp                              25,800     1,479,372
M&T Bank Corp.                                   15,500     1,305,410
Northern Trust Corp.                             19,100       798,189
Popular Inc. ADR                                 18,900       729,351
SouthTrust Corp.                                 53,300     1,449,760
SunTrust Banks Inc.                              29,600     1,756,464
Wells Fargo & Co.                                69,300     3,492,720
                                                          -----------
                                                           12,801,676
                                                          -----------
Chemicals (2.7%)
Air Products & Chemicals Inc.                    24,200     1,006,720
EI du Pont de Nemours and Co.                    19,500       811,980
Sigma-Aldrich Corp.                              27,300     1,479,114
The Dow Chemical Co.                             23,100       715,176
                                                          -----------
                                                            4,012,990
                                                          -----------
Computer Software & Services (5.2%)
Automatic Data Processing Inc.                   29,700     1,005,642
Check Point Software Technologies Ltd. (a)       10,950       214,072
Electronic Data Systems Corp.                     9,700       208,065
Intuit Inc. (a)                                   2,700       120,231
Microsoft Corp.                                 193,800     4,963,218
SAP AG                                            9,200     1,087,700
                                                          -----------
                                                            7,598,928
                                                          -----------
Computers (3.3%)
Hewlett-Packard Co.                              92,400     1,968,120
International Business Machines Corp.            36,000     2,970,000
                                                          -----------
                                                            4,938,120
                                                          -----------
Consumer & Marketing (5.3%)
Colgate-Palmolive Co.                            32,100     1,860,195
Kimberly Clark Corp.                              2,700       140,778
The Gillette Co.                                 55,500     1,768,230
The Procter & Gamble Co.                         34,800     3,103,464
Unilever NV ADR                                  18,300   $   988,200
                                                          -----------
                                                            7,860,867
                                                          -----------
Electronic/Electrical Mfg. (7.6%)
Agilent Technologies Inc. (a)                    20,200       394,910
Applied Materials Inc. (a)                       41,900       664,534
Emerson Electric Co.                             12,900       659,190
General Electric Co.                            175,000     5,019,000
Intel Corp.                                     144,100     2,994,975
KLA Tencor Corp. (a)                              5,300       246,397
Linear Technology Corp.                          33,600     1,082,256
Texas Instruments Inc.                           11,800       207,680
                                                          -----------
                                                           11,268,942
                                                          -----------
Financial Services (4.2%)
American Express Co.                              9,500       397,195
Citigroup Inc.                                   85,100     3,642,280
First Data Corp.                                  8,200       339,808
MBNA Corp.                                       50,000     1,042,000
Wachovia Corp.                                   19,800       791,208
                                                          -----------
                                                            6,212,491
                                                          -----------
Health Care (15.3%)
Abbott Laboratories                              36,600     1,601,616
Allergan Inc.                                    11,200       863,520
Amgen Inc. (a)                                    8,700       578,028
Baxter International Inc. (a)                    26,500       689,000
Beckman Coulter Inc.                              2,000        81,280
Biomet Inc.                                      18,050       517,313
Bristol-Myers Squibb Co.                          8,200       222,630
Eli Lilly & Co.                                  42,900     2,958,813
GlaxoSmithKline PLC ADR                           3,300       133,782
Johnson & Johnson                                79,400     4,104,980
Medtronic Inc.                                   19,800       949,806
Merck & Co. Inc.                                 39,500     2,391,725
Novartis AG-ADR                                  14,900       593,169
Pfizer Inc.                                     161,980     5,531,617
Teva Pharmaceutical Industries Ltd.              15,600       888,108
Wyeth                                             9,600       437,280
                                                          -----------
                                                           22,542,667
                                                          -----------
Machinery & Manufacturing (4.0%)
3M Co.                                           15,600     2,012,088
AptarGroup Inc.                                  19,500       702,000
Caterpillar Inc.                                 36,200     2,014,892
Illinois Tool Works Inc.                         16,900     1,112,865
                                                          -----------
                                                            5,841,845
                                                          -----------
Media & Broadcasting (3.1%)
Lee Enterprises Inc. Class B                      3,800       142,614
Reuters Group PLC ADR                            16,400       288,312

                 See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares       Value
                                                -------   ------------
Common Stocks (Cont.)

Media & Broadcasting (Cont.)
The Walt Disney Co.                              95,800   $  1,892,050
Viacom Inc. Class B (a)                          50,500      2,204,830
                                                          ------------
                                                             4,527,806
                                                          ------------
Mining & Metals (2.7%)
BHP Billiton Plc                                197,010      1,040,482
Newmont Mining Corp. Holding Co.                  3,600        116,856
Nucor Corp.                                      23,200      1,133,320
Rio Tinto PLC ADR                                22,700      1,737,685
                                                          ------------
                                                             4,028,343
                                                          ------------
Oil & Gas (11.7%)
Anadarko Petroleum Corp.                         22,000        978,340
Baker Hughes Inc.                                12,600        422,982
BP Amoco PLC ADR                                 67,900      2,853,158
ChevronTexaco Corp.                              40,400      2,916,880
Devon Energy Corp.                               15,400        822,360
Exxon Mobil Corp.                               130,100      4,671,891
Royal Dutch Petroleum Co. ADR                    57,100      2,662,002
Tidewater Inc.                                   16,500        484,605
Tom Brown Inc. (a)                               13,200        366,828
Western Gas Resources Inc.                       26,300      1,041,480
                                                          ------------
                                                            17,220,526
                                                          ------------
Retailers (3.9%)
Home Depot Inc.                                  19,200        635,904
Wal-Mart Stores Inc.                             81,700      4,384,839
Walgreen Co.                                     22,500        677,250
                                                          ------------
                                                             5,697,993
                                                          ------------
Telecom & Telecom Equipment (5.2%)
ADC Telecommunications Inc. (a)                  56,100        130,601
AT&T Wireless Services Inc. (a)                  35,000        287,350
BellSouth Corp.                                  38,400      1,022,592
Cisco Systems Inc. (a)                          103,600      1,729,084
Corning Inc. (a)                                 37,500        277,125
Lattice Semiconductor Corp. (a)                   3,900         32,097
LM Ericsson Telephone Co. ADR                    16,520        175,607
Motorola Inc.                                    22,900        215,947
Nokia Corp. ADR                                  48,300        793,569
SBC Communications Inc.                          63,000      1,609,650
Verizon Communications                           25,700      1,013,865
Vodafone Group PLC ADR (a)                       16,500        324,225
                                                          ------------
                                                             7,611,712
                                                          ------------
Utilities & Energy (0.4%)
Duke Energy Corp.                                31,800        634,410
                                                          ------------
Total Common Stocks
(cost $149,724,891)                                        139,681,167
                                                          ------------

                                                 Shares or
                                                 principal
                                                  amount         Value
                                                ----------   ------------
Short-term Investments (6.2%)
Household Finance Corp.,
   1.220%, 07/21/2003                           $2,000,000   $  2,000,000
Citicorp,
   1.030%, 08/18/2003                            2,000,000      1,999,646
JP Morgan Vista Treasury Plus Money
   Market Fund,                                  5,112,687      5,112,687
                                                             ------------
Total Short-term Investments
(cost $9,112,334)                                               9,112,333
                                                             ------------
TOTAL INVESTMENTS (100.9%)
(cost $158,837,225)                                           148,793,500

LIABILITIES, NET OF OTHRE ASSETS (-0.9%)                       (1,311,776)
                                                             ------------
NET ASSETS (100.0%)                                          $147,481,724
                                                             ============

(a)  Non-income producing security.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   -----------
Common Stocks (91.6%)

Consumer Discretionary (20.4%)
ADVO Inc. (a)                                     8,000   $   355,200
Alloy Inc. (a)                                   46,200       297,990
American Eagle Outfitters Inc. (a)               14,200       260,428
American Greetings Corp. (a)                      9,900       194,436
Beazer Homes USA Inc. (a)                         7,000       584,500
Borders Group Inc. (a)                            9,300       163,773
Borg Warner Inc.                                  8,100       521,640
California Pizza Kitchen Inc. (a)                28,700       617,050
CEC Entertainment Inc. (a)                       11,600       428,388
Charlotte Russe Holding Inc. (a)                 17,800       183,696
Christopher & Banks Corp. (a)                     9,800       362,502
Cox Radio Inc. (a)                                7,000       161,770
Emmis Communications Corp. (a)                   17,100       392,445
Entercom Communications Corp. (a)                 5,300       259,753
Entravision Communications Corp.(a)              14,000       158,900
Four Seasons Hotels Inc. (a)                      6,200       268,212
Gaiam Inc. (a)                                   10,900        64,855
Galyan's Trading Co. (a)                          2,000        28,680
Genesco Inc. (a)                                  9,000       159,300
Gray Television Inc.                             16,600       205,840
Insight Communications Inc. (a)                  67,300       887,014
International Speedway Corp.                      9,800       387,198
J Jill Group Inc. (a)                            13,800       232,392
Kellwood Co.                                      7,600       240,388
Landry's Restaurants Inc.                        10,600       250,160
Libbey Inc.                                      15,700       356,390
Lithia Motors Inc. (a)                           16,800       271,656
Mediacom Communications Corp. (a)                86,600       854,742
NVR Inc. (a)                                        300       123,300
Petco Animal Supplies Inc. (a)                   24,000       521,760
Pixar Inc. (a)                                    3,300       200,772
Polaris Industries Inc.                           6,500       399,100
Proquest Co. (a)                                 21,300       549,540
Radio One Inc. Class A (a)                        4,000        71,440
Radio One Inc. Class D (a)                       40,200       714,354
Ruby Tuesday Inc.                                36,200       895,226
School Speciality Inc. (a)                       14,200       404,132
Speedway Motorsports Inc.)                       16,600       444,880
Station Casinos Inc. (a)                         13,700       345,925
Steiner Leisure Ltd. (a)                         14,000       204,400
Ultimate Electronics Inc. (a)                    12,100       155,122
Vans Inc. (a)                                    15,100       135,598
Wesco International Inc. (a)                      2,000        12,000
Williams-Sonoma Inc. (a)                          6,000       175,200
World Wrestling Entertainment (a)                11,400       117,306
Young Broadcasting Inc. (a)                       5,200       109,876
                                                          -----------
                                                           14,729,229
                                                          -----------
Consumer Staples (2.8%)
Adolph Coors Co. Class B                          3,700       181,226
Corn Products International Inc.                 21,700       651,651
International Multifoods Corp. (a)               29,100       666,681
Performance Food Group Co. (a)                    7,700   $   284,900
Robert Mondavi Corp. (a)                          2,400        60,744
Tootsie Roll Industries Inc.                      5,999       182,910
                                                          -----------
                                                            2,028,112
                                                          -----------
Energy (5.1%)
Cabot Oil & Gas Corp.                            23,100       637,791
Helmerich & Payne Inc.                           24,400       712,480
Hydril Co. (a)                                   23,000       626,750
Key Energy Services Inc. (a)                     17,000       182,240
Newpark Resources Inc. (a)                       53,000       290,440
Premcor Inc. (a)                                  6,500       140,075
San Juan Basin Realty                            33,800       606,710
Seacor Smit Inc. (a)                              3,200       116,768
Spinnaker Exploration Co. (a)                    13,800       361,560
                                                          -----------
                                                            3,674,814
                                                          -----------
Financial Services (15.7%)
American Capital Strategies Ltd.                 28,500       710,790
American Financial Realty Trust (a)              10,500       156,555
AmeriCredit Corp. (a)                           106,300       908,865
Annaly Mortgage Management Inc.                  34,100       678,931
Anthracite Capital Inc.                          17,500       211,050
Cathay Bancorp Inc.                               3,100       138,198
Citizens Banking Corp.                           28,000       749,560
Community First Bankshares Inc.                  21,700       592,410
Endurance Specialty Holdings Ltd.                13,500       402,975
Everest Re Group Ltd.                             6,200       474,300
First American Corp.                             18,000       474,300
First Community Bancorp CA                        1,000        31,170
First Midwest Bancorp Inc.                       13,000       374,530
Fulton Financial Corp.                           15,710       312,158
Greater Bay Bancorp (a)                           6,000       122,520
Harbor Florida Bancshares Inc.                   16,000       383,360
Max Re Capital Ltd.                               5,000        74,850
Medallion Financial Corp.                        24,000       168,240
Meristar Hospitality Corp. Inc.                  50,900       261,626
MFA Mortgage Investments Inc.                    26,200       263,048
Pan Pacific Retail Properties Inc.                5,900       232,165
Philadelphia Consolidated Holding Corp. (a)       5,100       206,040
Provident Bankshares Corp.                       13,200       335,412
SL Green Realty Corp.                            21,400       746,646
Southern Financial Bancorp                       10,465       319,810
Sterling Bancshares Inc.                         32,300       422,484
Trammell Crow Co. (a)                            20,200       214,322
Umpqua Holdings Corp.                            25,300       480,447
Waypoint Financial Corp.                         16,800       303,072
WR Berkley Corp.                                 11,250       592,875
                                                          -----------
                                                           11,342,709
                                                          -----------

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ----------
Common Stocks (Cont.)

Health Care (8.7%)
Aclara Biosciences Inc. (a)                      30,900   $  130,707
American Pharmaceutical Partners (a)              6,600      223,740
AMN Healthcare Services Inc. (a)                 27,200      345,440
Amylin Pharmaceuticals Inc. (a)                  49,800    1,090,122
Antigenics Inc. (a)                              16,000      184,320
ChromaVision Medical Systems Inc. (a)            38,300       60,514
Conceptus Inc. (a)                               17,300      243,065
CTI Molecular Imaging Inc. (a)                   10,200      192,882
Diversa Corp. (a)                                12,500      122,875
Durect Corp. (a)                                 12,400       29,884
Heska Corp. (a)                                  64,000       81,920
ILEX Oncology Inc. (a)                           14,200      275,622
Illumina Inc. (a)                                49,600      148,800
Kendle International Inc. (a)                    20,800      128,960
Lexicon Genetics Inc. (a)                        13,300       89,243
Protein Design Labs Inc. (a)                     18,800      262,824
Qiagen N. V. ADR (a)                             47,800      388,136
Sicor Inc. (a)                                    4,500       91,530
SonoSite Inc. (a)                                 5,500      109,725
Tanox Inc. (a)                                   15,900      255,195
Trimeris Inc. (a)                                 8,100      370,008
Wilson Greatbatch Technologies (a)               31,100    1,122,710
Wright Medical Group, Inc. (a)                   15,900      302,100
                                                          ----------
                                                           6,250,322
                                                          ----------
Industrials (10.8%)
Actuant Corp. (a)                                 4,400      208,208
ANC Rental Corp. (a)                             36,400          182
Arbitron Inc. (a)                                19,500      696,150
Briggs & Stratton Corp.                           5,200      262,600
Columbus McKinnon Corp. (a)                      18,000       41,760
CoStar Group Inc. (a)                            13,000      388,180
CP Ships Ltd.                                    45,200      756,196
Cummins Inc.                                     16,800      602,952
Delta Air Lines Inc.                              6,300       92,484
Devry Inc. (a)                                    9,000      209,610
Donaldson Inc.                                    4,300      191,135
Expressjet Holdings Inc. (a)                     55,100      832,010
Gardner Denver Inc. (a)                           9,300      190,278
Kansas City Southern (a)                         42,100      506,463
Kirby Corp. (a)                                   3,800      107,160
Oshkosh Truck Corp.                               4,400      261,008
Pentair Inc.                                      4,300      167,958
Power-One Inc. (a)                               58,200      416,130
Resources Connection Inc. (a)                     7,700      183,722
SCS Transportation Inc. (a)                       3,000       37,890
Unova Inc. (a)                                   36,100      400,710
West Corportation (a)                            22,500      599,625
York International Corp.                         25,300      592,020
                                                          ----------
                                                           7,744,431
                                                          ----------
Materials & Processes (6.7%)
AptarGroup Inc.                                  30,600   $1,101,600
Ferro Corp.                                      64,000    1,441,920
Graftech International Ltd. (a)                  20,900      113,905
Lyondell Chemical Co.                             3,300       44,649
Methanex Corp.                                   64,900      693,716
PH Glatfelter Co.                                19,200      283,200
Scotts Co. (a)                                   18,200      900,900
Spartech Corp.                                   12,200      258,762
                                                          ----------
                                                           4,838,652
                                                          ----------
Technology (18.2%)
Advanced Energy Industries Inc. (a)              39,200      558,600
Ariba Inc. (a)                                   56,400      167,508
ASM International NV (a)                         39,200      582,904
Aspect Communications (a)                        55,200      213,624
Cable Design Technologies Corp. (a)              31,400      224,510
CNET Networks Inc. (a)                           18,500      115,255
Credence Systems Corp. (a)                       74,600      631,862
Cymer Inc. (a)                                   33,000    1,041,480
Digital Insight Corp. (a)                        16,000      304,800
Earthlink Inc. (a)                               29,200      230,388
Electro Scientific Industries Inc. (a)           33,200      503,312
Emcore Corp. (a)                                 52,100      170,888
Exar Corp. (a)                                   14,900      235,867
Fair Isaac Inc.                                   3,892      200,244
FEI Co. (a)                                      38,200      716,632
Formfactor Inc. (a)                                 400        7,080
Gateway Inc. (a)                                154,800      565,020
Helix Technology Corp.                           21,800      288,414
Intergraph Corp. (a)                              5,700      122,550
Ixia (a)                                         28,200      181,326
Kulicke & Soffa Industries Inc. (a)             106,200      678,618
LTX Corp. (a)                                    79,600      686,152
MatrixOne Inc. (a)                               72,100      413,854
MKS Instruments Inc. (a)                         14,400      260,208
Nanometrics Inc. (a)                             27,600      195,408
National Instruments Corp. (a)                    2,900      109,562
NetIQ Corp. (a)                                  11,300      174,698
NetRatings Inc. (a)                              12,000      109,680
Newport Corp. (a)                                11,500      170,200
NIC Inc. (a)                                     45,000      131,400
Novell Inc. (a)                                  59,000      181,720
Overture Services Inc. (a)                       11,100      201,243
Photon Dynamics Inc. (a)                          7,100      196,173
Pinnacle Systems Inc. (a)                        37,700      403,390
Polycom Inc. (a)                                 36,100      500,346
Power Integrations Inc. (a)                      12,300      299,136
Quest Software Inc. (a)                          25,700      305,830
Rudolph Technologies Inc. (a)                     7,700      122,892
Saba Software Inc. (a)                            2,075        9,441
TranSwitch Corp. (a)                             14,800       20,128
TriQuint Semiconductor Inc. (a)                  27,164      113,002

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   -----------
Common Stocks (Cont.)

Technology (Cont.)
Veeco Instruments Inc. (a)                       33,000   $   561,990
Witness Systems Inc. (a)                         12,400        64,108
Zygo Corp. (a)                                   22,800       182,400
                                                          -----------
                                                           13,153,843
                                                          -----------
Telecommunication Services (0.9%)
American Tower Corp. (a)                         35,000       309,750
Commonwealth Telephone Enterprises Inc. (a)       8,200       360,554
                                                          -----------
                                                              670,304
                                                          -----------
Utilities (2.3%)
Energen Corp.                                     9,600       319,680
New Jersey Resources Corp.                        5,200       184,600
NUI Corp.                                         3,700        57,424
Southwest Gas Corp.                              25,900       548,562
WGL Holdings Inc.                                 4,200       112,140
Williams Companies Inc.                          56,300       444,770
                                                          -----------
                                                            1,667,176
                                                          -----------
Total Common Stocks
(cost $65,389,096)                                         66,099,592
                                                          -----------

                                                Principal
                                                 amount       Value
                                                ---------   --------
Corporate Bonds (0.3%)

Telecommunication Services (0.3%)
American Tower Convertible Bond
   6.250%, 10/15/2009                            $230,000   $213,038
                                                            --------
Total Corporate Bonds
(cost $171,875)                                              213,038
                                                            --------

                                                Shares or
                                                principal
                                                  amount       Value
                                                ---------   -----------
Short-term Investments (8.3%)
Federal Home Loan Bank,
   0.890%, 07/03/2003                             500,000   $   499,975
JP Morgan 100% US Treasury Securities
   Money Market Fund                            3,031,212     3,031,212
JP Morgan Vista Treasury Plus Money
   Market Fund                                  2,487,276     2,487,276
                                                            -----------
Total Short-term Investments
(cost $6,018,463)                                             6,018,463
                                                            -----------
TOTAL INVESTMENTS (100.2%)
(cost $71,579,434)                                           72,331,093

LIABILITIES, NET OF OTHER ASSETS (-0.2%)                       (152,314)
                                                            -----------
NET ASSETS (100.0%)                                         $72,178,779
                                                            ===========

(a)  Non-income producing security.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ----------
Common Stocks (93.2%)

Australia (3.1%)
Alumina Ltd                                      24,400   $   66,601
Australian & New Zealand Bank Group              15,300      190,956
BHP Billiton Ltd.                                37,343      216,381
Brambles Industries Ltd.                          8,500       26,051
Foster's Brewing Group Ltd.                      80,970      228,614
National Australia Bank Ltd.                      9,293      208,784
News Corp. Ltd. ADR                              12,333       92,637
WMC Resources Ltd. (b)                           24,400       57,437
Woolworths Ltd.                                  33,800      283,803
                                                          ----------
                                                           1,371,264
                                                          ----------
Canada (4.0%)
Abitibi Consolidated Inc.                        18,900      121,016
Alcan Inc.                                        2,500       77,663
BCE Inc. COM                                     18,400      421,558
Bombardier Inc. Class B (a)                      32,000      197,492
Bombardier Inc. Class B                          22,200       81,060
Placer Dome Inc.                                  6,800       82,076
Suncor Energy Inc.                                7,000      129,568
Telus Corp.                                      11,900      196,180
Thompson Corp.                                   10,300      322,929
Thomson Corp.                                     5,700      178,708
                                                          ----------
                                                           1,808,250
                                                          ----------
Denmark (0.3%)
Novo Nordisk                                      3,700      129,527
                                                          ----------
Finland (1.6%)
Nokia OYJ                                        32,300      531,895
UPM-Kymmene                                      11,800      172,227
                                                          ----------
                                                             704,122
                                                          ----------
France (10.7%)
Accor SA                                          3,000      108,519
Air Liquide SA                                    1,912      283,458
BNP Paribas                                      14,900      757,136
Bouygues                                         16,300      449,983
Essilor International                             3,300      132,938
France Telecom SA (b)                            10,200      250,193
Groupe Danone                                     2,100      290,590
L'Oreal                                           2,800      197,425
Renault SA                                        7,400      391,238
Sanofi-Synthelabo SA                             20,700    1,212,313
Schneider SA                                      6,400      300,886
Vivendi Universal SA (b)                         23,300      424,091
                                                          ----------
                                                           4,798,770
                                                          ----------
Germany (5.2%)
Allianz AG                                        2,000      166,235
Bayerische Motoren Werke AG                       3,800      146,185
Daimler Chrysler AG                               5,000      174,549
Deutsche Bank AG                                  4,200      272,407
Deutsche Telekom AG (b)                          23,300   $  355,595
Epcos AG                                            800       10,308
Infineon Technologies AG (b)                      7,300       70,584
Metro AG                                          4,700      151,932
Muenchener Rueckvers AG                           1,930      196,764
SAP AG                                            1,600      188,697
SAP AG ADR                                        1,000       29,220
Siemans AG                                        9,650      473,405
Thyssen Krupp                                     7,800       89,930
                                                          ----------
                                                           2,325,811
                                                          ----------
Hong Kong (2.9%)
Cheung Kong Holdings Ltd.                        31,000      186,442
Hang Lung Properties Ltd.                        75,000       67,805
Hang Seng Bank Ltd.                              18,400      194,661
Hong Kong Land Holdings Ltd.                     50,000       62,500
Hutchison Whampoa Ltd.                           29,000      176,644
Johnson Electric Holdings                       158,000      195,521
Li & Fung Ltd.                                  124,000      159,807
Shangri-La Asia Ltd.                            146,000       92,676
Sun Hung Kai Properties                          11,000       55,577
Swire Pacific Ltd. "A"                           19,500       85,270
                                                          ----------
                                                           1,276,903
                                                          ----------
Ireland (0.5%)
CRH PLC                                          12,925      203,490
                                                          ----------
Italy (1.4%)
Assicurazione Generali SpA                        3,900       90,378
ENI SpA                                          35,900      542,943
                                                          ----------
                                                             633,321
                                                          ----------
Japan (15.8%)
Advantest Corp.                                   4,200      186,084
Aeon Co. Ltd.                                    15,000      343,535
Aiful Corp.                                       1,805       76,965
Canon Inc.                                        5,000      229,440
Chugai Pharmaceutical Co. Ltd.                   12,000      136,315
Dai Nippon Printing Co. Ltd.                      7,000       74,037
Daiwa Securities Group Inc.                      25,000      143,660
Fuji Photo Film Co. Ltd.                          3,000       86,696
Hirose Electric Co. Ltd.                          1,300      107,508
Hitachi Ltd.                                     21,000       89,019
Honda Motor Co. Ltd.                              2,400       90,943
Hoya Corp.                                        3,000      206,621
Japan Airlines System Corp.                      23,000       50,185
Japan Telecom Holdings Ltd.                          25       75,994
Kansai Electric Power                             6,000       94,641
Keyence Corp.                                       550      100,770
Mitsubishi Corp.                                 11,000       76,311
Mitsubishi Estate Co. Ltd.                       21,000      142,186
Mitsubishi Heavy Industries Inc.                 37,000       95,832

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                 Shares      Value
                                                -------   ----------
Common Stocks (Cont.)

Japan (Cont.)
Mitsubishi Motor Corp.                           40,000   $   90,277
Mitsui Fudosan                                   29,000      185,243
Mitsui Sumitomo Insurance Co.                    21,830      101,264
Murata Manufacturing Co. Ltd.                     2,700      106,134
NEC Corp. (b)                                    48,000      239,850
Nikko Cordial Corp.                              46,000      184,651
Nikon Corp. (b)                                  11,000       90,602
Nissan Motor Co. Ltd.                            57,000      544,959
Nitto Denko Corp.                                 3,200      104,735
Nomura Holdings Inc.                             16,000      203,073
NTT Docomo Inc.                                      50      108,266
Orix Corp.                                        3,900      215,665
Rohm Co. Ltd.                                     2,700      294,341
Sankyo Co. Ltd.                                   8,000       95,540
Sekisui House Ltd.                               22,000      166,729
Shin-Etsu Chemical Co.                            2,400       81,949
Shionogi & Co. Ltd.                               7,000       94,849
Sony Corp.                                        7,000      197,044
Suzuki Motor Corp.                               26,000      338,222
Takeda Chemical Industries                        2,000       73,787
TDK Corp.                                         3,000      148,157
Tokyo Electron Ltd.                               9,900      469,132
Tokyu Corp.                                      48,000      154,703
Toray Industries                                 61,000      141,736
Yahoo Japan Corp.                                     6       97,439
Yamanouchi Pharmaceutical                         3,000       78,201
Yamato Transport Co. Ltd.                         6,000       66,409
                                                          ----------
                                                           7,079,699
                                                          ----------
Luxembourg (0.2%)
Societe Europeenne Satel-FDR                     12,600       81,751
                                                          ----------
Netherlands (10.4%)
ABN Amro Holdings NV                             36,312      694,286
Aegon NV                                         60,734      608,167
ASML Holding NV (b)                              10,800      102,566
Elsevier                                          3,700       43,636
Heineken NV                                      18,450      654,680
ING Group NV                                     20,000      347,491
Koninklije Philips Electric NV                      200        3,828
Koninklijke KPN NV (b)                           66,600      471,882
Koninklijke Numico NV                             3,500       53,858
Philips Electronics NV                           10,300      195,872
Royal Dutch Petroleum Co.                        24,700    1,146,483
Royal Dutch Petroleum Co. ADR                     3,600      167,832
VNU NV                                            5,664      174,509
                                                          ----------
                                                           4,665,090
                                                          ----------
New Zealand (0.5%)
Telecom Corp. of New Zealand                     70,697      216,881
                                                          ----------
Norway (1.3%)
Norsk Hydro ASA                                   5,300   $  260,653
Norske Skogindustrier Class ASA                   4,400       65,832
Statoil ASA                                      30,500      259,857
                                                          ----------
                                                             586,342
                                                          ----------
Portugal (0.2%)
Portugal Telecom SA                              11,100       79,539
                                                          ----------
Singapore (1.9%)
DBS Group Holdings ADR (a)(b)                    32,000      187,166
Singapore Airlines Ltd.                          21,000      124,021
Singapore Telecommunications (a)(b)              32,000      187,242
Singapore Telecommunications                    512,200      279,392
Venture Manufacturing Corp.                      10,000       91,425
                                                          ----------
                                                             869,246
                                                          ----------
Spain (3.1%)
Banco Bilbao Vizcaya Argenta                     44,900      471,782
Inditex                                          16,300      409,927
Repsol VPF SA                                     8,600      139,446
Telefonica SA                                    29,671      344,475
                                                          ----------
                                                           1,365,630
                                                          ----------
Sweden (1.3%)
ASSA Abloy AB Class B                            19,700      190,725
Forenings Sparbanken                             16,100      222,244
Sandvik AB                                        3,200       83,748
Svenska Handelbanken                              5,700       93,280
                                                          ----------
                                                             589,997
                                                          ----------
Switzerland (9.7%)
CIE Fincance Richemont Class A                   25,087      405,600
Credit Suisse Group                               7,115      187,258
Holcim Ltd.                                      10,665      394,067
Nestle SA                                         2,621      540,821
Novartis AG                                      19,851      785,511
Roche Holding AG                                  3,097      242,927
Stmicroelectronics NV                            14,900      312,436
Stratec Holding AB                                  134       96,255
Swiss Reinsurance                                10,228      566,691
Swisscom AG                                       1,722      489,439
UBS AG                                            5,685      316,241
                                                          ----------
                                                           4,337,246
                                                          ----------
United Kingdom (19.1%)
ARM Holdings (b)                                 35,400       39,138
Astrazenca PLC                                   37,500    1,520,153
Astrazeneca PLC                                   1,100       44,109
BAE Systems PLC                                 112,800      265,245
Barclays PLC                                     27,300      202,721
BG Group PLC                                     86,300      382,365

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ----------
Common Stocks (Cont.)

United Kingdom (Cont.)
BHP Billiton PLC                                 36,610   $  192,714
BOC Group PLC                                     8,900      114,186
Brambles Industries PLC                          18,000       48,713
Centrica PLC                                     28,400       82,364
Compass Group PLC                                11,600       62,546
GlaxoSmithKline PLC                               4,500       90,816
HBOS PLC                                         16,200      209,716
HSBC Holdings PLC                                35,600      420,617
Marks & Spencer Group PLC                        21,047      109,662
MM02 PLC                                        142,100      133,071
National Grid Transco PLC                        35,100      238,052
Pearson PLC                                      40,000      373,594
Prudential PLC                                   17,800      107,798
Reckitt Benckiser PLC                             4,300       78,904
Reed International PLC                           12,300      102,347
Reuters Group PLC                                29,500       85,554
Royal Bank of Scotland Group PLC                 26,800      751,808
Smiths Group PLC                                 36,000      417,620
Standard Chartered PLC                           23,900      290,268
Unilever PLC                                     38,200      304,147
Vodafone Group PLC                              895,200    1,750,499
Xstrata PLC                                      16,250      107,930
                                                          ----------
                                                           8,526,657
                                                          ----------
Total Common Stocks
(cost $49,168,157)                                        41,649,536
                                                          ----------

                                                Principal
                                                  amount        Value
                                                ----------   -----------
Corporate Bonds (0.1%)

Switzerland (0.1%)
Credit Suisse Group Financial CV
   6.0%, 12/23/2005                             $   68,000   $    57,957
                                                             -----------
Total Corporate Bonds
(cost $46,010)                                                    57,957
                                                             -----------
Repurchase Agreement (6.6%)
IBT Repurchase Agreement, (c)
   0.750% to be repurchased at
   $2,931,131 on 07/01/2003                     $2,931,070   $ 2,931,070
                                                             -----------
Total Repurchase Agreement
(cost $2,931,070)                                              2,931,070
                                                             -----------
TOTAL INVESTMENTS (99.9%)
(cost $52,145,237)                                            44,638,563
                                                             -----------
CASH AND OTHER ASSETS, NET OF
   LIABILITIES (0.1%)                                             56,622
                                                             -----------
NET ASSETS (100.0%)                                          $44,695,185
                                                             ===========

INTERNATIONAL FUND INDUSTRY CLASSES

          Industry                                     Value        %
------------------------------                      -----------   -----
Communications                                       $7,136,994    16.0
Consumer Goods & Services                             4,908,612    11.0
Health Care                                           4,823,617    10.7
Machinery, Manufacturing, &
   Construction                                       4,677,661    10.5
Banks                                                 4,614,386    10.3
Real Estate & Other Financial                         4,163,004     9.3
Mining & Refining                                     3,108,717     7.0
Transportation                                        2,666,232     6.0
Retail                                                2,414,132     5.4
Agriculture, Foods, & Beverage                        2,018,852     4.5
Chemicals                                               479,593     1.1
Insurance                                               363,000     0.8
Utilities & Energy                                      332,693     0.7
                                                    -----------   -----
Total Stocks                                         41,707,493    93.3
Short-term Investments                                2,931,070     6.6
Cash and Other Assets, net of
   Liabilities                                           56,622     0.1
                                                    -----------   -----
Net Assets                                          $44,695,185   100.0%
                                                    ===========   =====

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $571,900 or 1.3% of net assets.
(b)  Non-income producing security.
(c) Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency Securities.

Approximately 33.7% of the investment securities are denominated in the Euro, followed by 15.9% in the Japanese Yen,13.6% in the British Pound, 11.9% in the United States Dollar, 8.2% in the Swiss Franc, 4.7% in the Swedish Krone, 3.1% in the Australian Dollar, 2.7% in the Hong Kong Dollar and 2.6% in the Canadian Dollar. The remaining investment securities, representing 3.6% of total investments, are denominated in five currencies, each of which represents less than 1.5% of total investments.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2003
                                  (Unaudited)

                                                  Shares        Value
                                                ---------   ------------
Regulated Investment Companies (99.6%)

Financial Services (99.6%)
State Farm Mutual Fund Trust Bond
   Fund Institutional Shares (40.5%)            4,176,353   $ 45,522,245
State Farm Mutual Fund Trust Equity
   Fund Institutional Shares (59.1%)            9,581,128     66,397,220
                                                            ------------
                                                             111,919,465
                                                            ------------
Total Regulated Investment Companies
(cost $118,317,681)                                          111,919,465
                                                            ------------
Short-term Investments (0.2%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                    240,387        240,387
                                                            ------------
Total Short-term Investments
(cost $240,387)                                                  240,387
                                                            ------------
TOTAL INVESTMENTS (99.8%)
(cost $118,558,068)                                          112,159,852

OTHER ASSETS, NET OF LIABILITIES (0.2%)                          253,785
                                                            ------------
NET ASSETS (100.0%)                                         $112,413,637
                                                            ============

                 See accompanying notes to financial statements

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Principal
                                                  amount        Value
                                                ----------   ----------
Corporate Bonds (30.8%)

Aerospace/Defense (0.8%)
Lockheed Martin Corp.
   7.700%, 06/15/2008                           $  500,000   $  604,266
General Dynamics Corp.
   4.250%, 05/15/2013                            1,000,000    1,004,765
                                                             ----------
                                                              1,609,031
                                                             ----------
Agriculture, Foods, & Beverage (2.3%)
Kellogg Co.
   2.875%, 06/01/2008                              500,000      496,482
Sara Lee Corp.
   2.750%, 06/15/2008                            1,000,000      990,940
ConAgra Inc.
   7.875%, 09/15/2010                              500,000      631,037
Kellogg Co.
   6.600%, 04/01/2011                              500,000      586,364
General Mills Inc.
   6.000%, 02/15/2012                              500,000      564,479
Bottling Group LLC (a)
   4.625%, 11/15/2012                              500,000      522,600
Coca-Cola Bottling Co.
   5.300%, 04/01/2015                              500,000      530,046
                                                             ----------
                                                              4,321,948
                                                             ----------
Automotive (1.0%)
Daimler Chrysler North America
   6.400%, 05/15/2006                              500,000      546,018
Goodyear Tire & Rubber Co.
   7.857%, 08/15/2011                              500,000      365,000
General Motors Corp.
   7.125%, 07/15/2013                              500,000      497,330
Ford Motor Co.
   7.450%, 07/16/2031                              500,000      458,033
                                                             ----------
                                                              1,866,381
                                                             ----------
Banks (0.3%)
Wells Fargo & Co.
   7.250%, 08/24/2005                              500,000      558,590
                                                             ----------
Building Materials & Construction (0.8%)
Masco Corp.
   6.750%, 03/15/2006                              500,000      556,130
Hanson Australia Funding
   5.250%, 03/15/2013                              500,000      512,181
Leggett & Platt Inc.
   4.700%, 04/01/2013                              500,000      519,887
                                                             ----------
                                                              1,588,198
                                                             ----------
Chemicals (1.1%)
Rohm & Haas Co.
   6.950%, 07/15/2004                              500,000      525,838
EI du Pont de Nemours and Co.
   4.125%, 03/06/2013                              500,000      502,263
PPG Industries Inc.
   7.400%, 08/15/2019                           $  500,000   $  564,944
The Dow Chemical Co.
   7.375%, 11/01/2029                              500,000      583,695
                                                             ----------
                                                              2,176,740
                                                             ----------
Commercial Service/Supply (0.3%)
Pitney Bowes Inc.
   4.625%, 10/01/2012                              500,000      522,743
                                                             ----------
Computers (0.6%)
Hewlett-Packard Co.
   7.150%, 06/15/2005                              500,000      552,907
International Business Machines Corp.
   4.250%, 09/15/2009                              500,000      528,628
                                                             ----------
                                                              1,081,535
                                                             ----------
Consumer & Marketing (2.5%)
The Procter & Gamble Co.
   4.000%, 04/30/2005                              500,000      523,427
The Gillette Co.
   4.000%, 06/30/2005                              500,000      524,634
   2.500%, 06/01/2008                              500,000      496,105
Newell Rubbermaid Inc.
   4.000%, 05/01/2010                              500,000      509,482
Avery Dennison Corp.
   4.875%, 01/15/2013                              500,000      523,879
McDonald's Corp.
   4.125%, 06/01/2013                            1,000,000      981,201
Kimberly Clark Corp.
   6.250%, 07/15/2018                            1,000,000    1,199,004
                                                             ----------
                                                              4,757,732
                                                             ----------
Electronic/Electrical Mfg. (1.0%)
Raytheon Co.
   6.550%, 03/15/2010                              500,000      559,633
Emerson Electric Co.
   7.125%, 08/15/2010                              315,000      381,622
General Electric Co.
   5.000%, 02/01/2013                              500,000      528,128
Emerson Electric Co.
   4.500%, 05/01/2013                              500,000      516,018
                                                             ----------
                                                              1,985,401
                                                             ----------
Financial Services (3.1%)
Household Finance Corp.
   8.000%, 05/09/2005                              500,000      557,091
Morgan Stanley Dean Witter & Co.
   7.750%, 06/15/2005                              500,000      557,107
General Electric Capital Corp.
   6.800%, 11/01/2005                              500,000      556,930

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Principal
                                                  amount       Value
                                                ----------   ----------
Corporate Bonds (Cont.)

Financial Services (Cont.)
Caterpillar Financial Services Corp.
   5.950%, 05/01/2006                           $  500,000   $  554,539
JP Morgan Chase & Co.
   3.625%, 05/01/2008                              500,000      514,567
Bank One Corp.
   2.625%, 06/30/2008                            1,000,000      983,127
Caterpillar Financial Services
   2.700%, 07/15/2008                              500,000      493,289
Citigroup Inc.
   7.250%, 10/01/2010                              500,000      605,808
General Motors Acceptance Corp.
   6.875%, 09/15/2011                              500,000      501,669
Goldman Sachs Group Inc.
   5.500%, 11/15/2014                              500,000      542,851
                                                             ----------
                                                              5,866,978
                                                             ----------
Forest Products & Paper (1.1%)
Westvaco Corp.
   6.850%, 11/15/2004                              375,000      397,383
International Paper Co.
   6.750%, 09/01/2011                              500,000      578,312
MeadWestvaco Corp.
   6.850%, 04/01/2012                              500,000      577,179
Willamette Industries Inc.
   9.000%, 10/01/2021                              500,000      642,994
                                                             ----------
                                                              2,195,868
                                                             ----------
Health Care (2.7%)
Pfizer Inc.
   3.625%, 11/01/2004                              500,000      513,523
Merck & Co. Inc.
   4.125%, 01/18/2005                              500,000      518,923
Abbott Laboratories
   6.400%, 12/01/2006                              500,000      570,798
Merck & Co. Inc.
   4.375%, 02/15/2013                              500,000      517,594
Wyeth
   5.250%, 03/15/2013                              500,000      528,353
Becton Dickinson & Co.
   4.550%, 04/15/2013                              500,000      518,768
Johnson & Johnson
   3.800%, 05/15/2013                            1,000,000      991,848
Baxter International Inc. (a)
   4.625%, 03/15/2015                            1,000,000    1,013,936
                                                             ----------
                                                              5,173,743
                                                             ----------
Machinery & Manufacturing (0.9%)
Deere & Co.
   7.850%, 05/15/2010                              500,000      615,949
Goodrich Corp.
   7.625%, 12/15/2012                              500,000      570,340
Parker Hannifin Corp.
   4.875%, 02/15/2013                           $  500,000   $  518,330
                                                             ----------
                                                              1,704,619
                                                             ----------
Media & Broadcasting (0.6%)
The Walt Disney Co.
   5.500%, 12/29/2006                              500,000      545,111
Knight-Ridder Inc.
   9.875%, 04/15/2009                              500,000      675,390
                                                             ----------
                                                              1,220,501
                                                             ----------
Mining & Metals (1.2%)
Rio Tinto Finance USA Ltd.
   2.625%, 09/30/2008                            1,000,000      981,673
Alcoa Inc.
   7.375%, 08/01/2010                              500,000      605,779
   6.500%, 06/01/2011                              250,000      291,038
BHP Billiton Finance
   4.800%, 04/15/2013                              500,000      521,318
                                                             ----------
                                                              2,399,808
                                                             ----------
Oil & Gas (1.8%)
Enron Corp. (b)
   6.400%, 07/15/2006                              500,000       91,250
Chevron Texaco
   3.500%, 09/17/2007                              500,000      519,610
Phillips Petroleum Co.
   8.750%, 05/25/2010                              500,000      650,772
Marathon Oil Corp.
   6.125%, 03/15/2012                              500,000      560,611
Southern California Gas
   4.800%, 10/01/2012                              500,000      525,496
National Fuel Gas Co.
   5.250%, 03/01/2013                              500,000      520,066
Peoples Gas Lt. (a)
   4.625%, 05/01/2013                              500,000      518,086
                                                             ----------
                                                              3,385,891
                                                             ----------
Retailers (1.1%)
Target Corp.
   7.500%, 02/15/2005                              500,000      546,327
Albertsons Inc.
   7.500%, 02/15/2011                              500,000      584,130
Wal-Mart Stores Inc.
   4.550%, 05/01/2013                            1,000,000    1,040,267
                                                             ----------
                                                              2,170,724
                                                             ----------
Telecom & Telecom Equipment (2.5%)
Motorola Inc.
   6.750%, 02/01/2006                              500,000      545,000

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Principal
                                                  amount        Value
                                                ----------   -----------
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
AT&T Corp.
   7.000%, 11/15/2006                           $  500,000   $   556,104
Cingular Wireless
   5.625%, 12/15/2006                              500,000       548,060
GTE North Inc.
   5.650%, 11/15/2008                              500,000       560,953
Vodafone Group PLC
   7.750%, 02/15/2010                              500,000       615,215
Deutsche Telekom International Financial
   8.500%, 06/15/2010                              500,000       614,189
WorldCom Inc. (c)
   7.500%, 05/15/2011                              500,000       147,500
Telstra Corp. Ltd.
   6.375%, 04/01/2012                              500,000       575,702
Alltel Corp.
   7.000%, 07/01/2012                              500,000       606,899
                                                             -----------
                                                               4,769,622
                                                             -----------
Utilities & Energy (5.1%)
Dominion Resources Inc.
   7.625%, 07/15/2005                              500,000       556,122
Duke Energy Field Services
   7.500%, 08/16/2005                              500,000       546,753
Alabama Power Co.
   7.125%, 10/01/2007                              300,000       350,320
   3.125%, 05/01/2008                              500,000       505,694
Duke Energy Corp.
   4.500%, 04/01/2010                              500,000       522,778
Puget Sound Energy Inc.
   7.690%, 02/01/2011                              500,000       596,806
Reliant Energy
   7.750%, 02/15/2011                              500,000       569,796
Oncor Electric Delivery
   6.375%, 05/01/2012                              500,000       570,771
Tampa Electric Co.
   6.875%, 06/15/2012                              500,000       578,693
Northern States Power Co. (a)
   8.000%, 08/28/2012                              500,000       633,027
Georgia Power
   5.125%, 11/15/2012                              200,000       214,515
Midamerican Energy Co.
   5.125%, 01/15/2013                              500,000       530,771
Florida Power Corp.
   4.800%, 03/01/2013                              500,000       521,169
Wisconsin Electric Power
   4.500%, 05/15/2013                            1,000,000     1,025,696
Union Elec Co.
   4.750%, 04/01/2015                              500,000       520,199
Commonwealth Edison
   4.700%, 04/15/2015                              500,000       514,858
Southwestern Electric Power
   5.375%, 04/15/2015                           $  500,000   $   526,428
Equitable Resources Inc. (a)
   5.150%, 03/01/2018                              500,000       531,440
                                                             -----------
                                                               9,815,836
                                                             -----------
Total Corporate Bonds
(cost $55,571,049)                                            59,171,889
                                                             -----------
Taxable Municipal Bonds (1.0%)

Illinois State
   3.850%, 06/01/2013                            1,000,000       982,980

New Jersey State Turnpike Authority
   2.840%, 01/01/2008                            1,000,000     1,000,000
                                                             -----------
Total Taxable Municipal Bonds
(cost $1,998,027)                                              1,982,980
                                                             -----------

Foreign Government Bonds (0.3%)

Province of Ontario
   5.500%, 10/01/2008                              500,000       564,748
                                                             -----------
Total Foreign Government Bonds
(cost $472,545)                                                  564,748
                                                             -----------
Government Agency Securities
   (40.1%)

Agency Notes & Bonds (8.0%)
Federal Home Loan Mortgage Corp.
5.750%, 07/15/2003                                 750,000       751,383
3.750%, 04/15/2004                               1,500,000     1,530,936
3.250%, 11/15/2004                                 900,000       924,635
7.000%, 07/15/2005                               1,000,000     1,111,321
2.875%, 09/15/2005                               1,000,000     1,029,540
6.625%, 09/15/2009                               1,000,000     1,200,176
Federal National Mortgage Association
2.875%, 10/15/2005                               1,000,000     1,029,856
5.500%, 02/15/2006                                 500,000       548,889
6.625%, 10/15/2007                                 500,000       586,120
3.250%, 01/15/2008                               3,000,000     3,100,614
6.625%, 11/15/2010                               1,000,000     1,208,902
4.375%, 09/15/2012                               1,500,000     1,569,984

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Principal
                                                  amount        Value
                                                ----------   -----------
Government Agency Securities (Cont.)
Agency Notes & Bonds (Cont.)
   7.125%, 01/15/2030                           $  500,000   $   648,980
                                                             -----------
                                                              15,241,336
                                                             -----------
Mortgage-Backed Securities (32.1%)
Federal Home Loan Mortgage Corp.
6.000%, 11/01/2028                                 463,509       481,232
6.500%, 06/01/2029                                 668,099       695,950
7.500%, 12/01/2030                                  63,264        67,236
7.000%, 07/01/2031                                 123,941       129,938
6.500%, 09/01/2031                                 169,607       176,495
6.000%, 11/01/2032                               1,613,344     1,672,779
6.000%, 12/01/2032                                 792,643       821,844
5.500%, 05/01/2033                               2,996,810     3,095,903
Federal National Mortgage Association
6.000%, 09/01/2013                               1,158,534     1,211,958
5.500%, 12/01/2016                                 460,076       477,990
5.500%, 01/01/2017                                 303,702       315,527
5.500%, 01/01/2017                               1,490,164     1,548,184
6.500%, 01/01/2017                                 333,332       351,645
5.500%, 02/01/2017                               1,427,436     1,483,015
5.000%, 03/01/2017                               1,707,315     1,766,252
6.000%, 04/01/2017                                 320,230       334,241
5.500%, 01/01/2018                               1,074,418     1,116,112
5.000%, 02/01/2018                               1,436,934     1,486,537
4.500%, 05/01/2018                               1,988,629     2,031,924
4.500%, 05/01/2018                               1,990,541     2,033,877
5.000%, 05/01/2018                               1,992,168     2,060,357
5.000%, 05/01/2018                               1,986,905     2,054,915
7.500%, 09/01/2029                                 394,480       419,308
8.000%, 03/01/2030                                 215,718       232,620
6.500%, 05/01/2030                                 606,689       633,339
7.000%, 08/01/2030                                 105,170       110,784
6.500%, 08/01/2031                                 188,514       196,588
7.000%, 08/01/2031                                 250,528       263,831
6.500%, 10/01/2031                                 444,633       463,675
6.000%, 11/01/2031                                 473,507       492,275
7.000%, 01/01/2032                                 517,682       545,170
6.000%, 03/01/2032                                 386,171       401,478
6.500%, 03/01/2032                                 249,963       260,668
6.500%, 04/01/2032                               1,312,272     1,368,479
7.000%, 04/01/2032                                 592,226       623,672
6.000%, 05/01/2032                                 402,441       418,378
6.500%, 05/01/2032                               2,386,004     2,488,202
6.500%, 06/01/2032                                 698,220       728,126
7.000%, 06/01/2032                                 972,920     1,024,580
7.000%, 06/01/2032                               1,227,500     1,292,676
6.500%, 07/01/2032                               1,846,318     1,925,400
6.000%, 08/01/2032                                 913,720       949,906
5.500%, 10/01/2032                               2,813,918     2,913,325
6.500%, 10/01/2032                               2,173,850     2,266,960
6.000%, 11/01/2032                               1,714,738     1,782,645
6.000%, 01/01/2033                              $1,396,962   $ 1,452,284
5.500%, 03/01/2033                                 982,252     1,016,976
5.500%, 03/01/2033                               1,985,015     2,055,190
6.000%, 04/01/2033                               2,167,130     2,252,967
5.000%, 05/01/2033                                 998,622     1,016,175
5.000%, 05/01/2033                               1,997,800     2,032,917
Government National Mortgage Association
6.000%, 05/15/2017                                 830,721       873,034
6.500%, 06/15/2028                                 691,518       727,203
6.000%, 11/15/2028                                 512,616       538,264
6.500%, 03/15/2029                                 741,632       779,702
7.000%, 06/15/2029                                 696,527       736,203
7.500%, 08/20/2030                                 280,079       295,935
6.500%, 11/15/2031                                 273,227       286,913
6.000%, 01/15/2032                                 364,844       382,626
                                                             -----------
                                                              61,662,385
                                                             -----------
Total Government Agency Securities
(cost $75,035,962)                                            76,903,721
                                                             -----------

U.S. Treasury Obligations (19.2%)

U.S. Treasury Bonds
7.250%, 05/15/2016                               3,000,000     3,989,766
7.500%, 11/15/2016                               1,500,000     2,036,191
8.125%, 08/15/2019                                 750,000     1,084,717
6.250%, 08/15/2023                               1,000,000     1,224,922
6.875%, 08/15/2025                               1,000,000     1,317,578

U.S. Treasury Notes
7.250%, 05/15/2004                               3,000,000     3,161,601
4.625%, 05/15/2006                               1,000,000     1,084,023
6.500%, 10/15/2006                               3,000,000     3,446,718
6.125%, 08/15/2007                               1,750,000     2,024,327
5.500%, 02/15/2008                               2,000,000     2,278,828
5.625%, 05/15/2008                               1,000,000     1,146,406
6.000%, 08/15/2009                               3,100,000     3,656,667
5.750%, 08/15/2010                               2,000,000     2,341,016
5.000%, 08/15/2011                               2,000,000     2,243,438
4.375%, 08/15/2012                               4,000,000     4,288,908
4.000%, 11/15/2012                               1,500,000     1,560,879
                                                             -----------
Total U.S. Treasury Obligations
(cost $34,395,071)                                            36,885,985
                                                             -----------

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                  amount         Value
                                                ----------   ------------
Short-term Investments (8.5%)
Citicorp,
   1.030%, 08/18/2003                           $2,000,000   $  1,999,886
General Electric Capital Corp.,
   1.030%, 08/11/2003                            2,000,000      1,999,950
Household Finance Corp.,
   1.220%, 07/21/2003                            2,000,000      2,000,000
JP Morgan Vista Treasury Plus Money
   Market Fund                                   8,317,864      8,317,864
New Center Asset Trust,
   0.920%, 09/08/2003                            2,000,000      1,999,611
                                                             ------------
Total Short-term Investments
(cost $16,317,311)                                             16,317,311
                                                             ------------
TOTAL INVESTMENTS (99.9%)
(cost $183,789,965)                                           191,826,634

OTHER ASSETS, NET OF LIABILITIES (0.1%)                            87,889
                                                             ------------
NET ASSETS (100.0%)                                          $191,914,523
                                                             ============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $3,219,089 or 1.68% of net assets.
(b) Enron Corp. filed for Chapter 11 bankruptcy on December 2, 2001, and is currently in default.
(c) Worldcom, Inc. filed for Chapter 11 bankruptcy protection on July 21, 2002, and is currently in default.

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                                                                     Rating
                                                                              Coupon    Maturity    (Moody's
                                                                               rate       date       or S&P)
                                                                              ------   ----------   --------
Long-term Municipal Bonds (95.3%)

California (10.2%)
   Department of Water and Power of the City of Los Angeles, California,
      Power System Revenue Bonds, 2001 Series A, Subseries A-1                5.250%   07/01/2015     Aa3
   Moulton-Niguel California, Water District Consolidated Refunding Bonds     5.000%   09/01/2017     Aaa
   Moulton-Niguel California, Water District Consolidated Refunding Bonds     5.000%   09/01/2018     Aaa
   State of California, General Obligation Bonds                              5.250%   02/01/2019     A2
   State of California, Various Purpose General Obligation Bonds              5.000%   02/01/2019     A2
   Metropolitan Water District, Souther California, Waterworks Revenue
      Refunded Series B                                                       4.750%   07/01/2021     Aaa

Colorado (2.2%)
   Adams County, School District, No. 12,Colorado, General Obligation
      Bonds,  Series 2001A                                                    5.400%   12/15/2014     Aaa
   Arapahoe County Water & Wastewater Public Improvement District (In
      Arapahoe County, Colorado) General Obligation Project Bonds,
      Series 2002A                                                            5.750%   12/01/2018     Aaa

Georgia (2.4%)
   Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000          5.500%   10/01/2014     Aa2

Idaho (1.1%)
   Joint School District No. 2 (Meridian) Ada and Canyon Counties, Idaho
      General Obligation School Bonds, Series 2002                            5.125%   07/30/2019     Aaa

Illinois (1.2%)
   State of Illinois, General Obligation Bonds, First Series of
      December 2000                                                           5.750%   12/01/2017     Aaa

Indiana (1.6%)
   Highland Schoold Building Corporation, Lake County, Indiana, First
      Mortgage Refunding Bonds, Series 2003                                   5.000%   01/10/2020     Aaa

Kansas (5.3%)
   State of Kansas, Department of Transportation, Highway Revenue Bonds,
      Series 2000A                                                            5.750%   09/01/2013     Aa2
   Johnson County, Kansas, Unified School District # 229, Series A
      (Prerefunded to 10-01-2008 @ 100)                                       5.500%   10/01/2016     Aa1

Louisiana (1.1%)
   State of Louisiana, General Obligation Bonds, Series 2000-A                5.000%   11/15/2019     Aaa

Maryland (5.2%)
   Baltimore County Maryland, General Obligation Bonds, Consolidated Public
      Improvement, Series 2002                                                5.000%   09/01/2014     Aaa
   Howard County Maryland, Consolidated Public Improvement Project and
      Refunding Bonds, 2003 Series A                                          5.000%   08/15/2021     Aaa

Massachusetts (1.3%)
   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100)   5.500%   01/01/2015     Aa2

                                                                              Principal
                                                                                amount        Value
                                                                              ----------   ----------
Long-term Municipal Bonds (95.3%)

California (10.2%)
   Department of Water and Power of the City of Los Angeles, California,
      Power System Revenue Bonds, 2001 Series A, Subseries A-1                $1,500,000   $1,678,695
   Moulton-Niguel California, Water District Consolidated Refunding Bonds      1,395,000    1,532,798
   Moulton-Niguel California, Water District Consolidated Refunding Bonds      1,500,000    1,634,850
   State of California, General Obligation Bonds                               2,630,000    2,759,922
   State of California, Various Purpose General Obligation Bonds               1,000,000    1,023,950
   Metropolitan Water District, Souther California, Waterworks Revenue
      Refunded Series B                                                        1,000,000    1,024,650
                                                                                           ----------
                                                                                            9,654,865
                                                                                           ----------
Colorado (2.2%)
   Adams County, School District, No. 12,Colorado, General Obligation
      Bonds,  Series 2001A                                                       440,000      509,661
   Arapahoe County Water & Wastewater Public Improvement District (In
      Arapahoe County, Colorado) General Obligation Project Bonds,
      Series 2002A                                                             1,320,000    1,532,850
                                                                                           ----------
                                                                                            2,042,511
                                                                                           ----------
Georgia (2.4%)
   Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000           2,000,000    2,312,840
                                                                                           ----------
Idaho (1.1%)
   Joint School District No. 2 (Meridian) Ada and Canyon Counties, Idaho
      General Obligation School Bonds, Series 2002                             1,000,000    1,079,680
                                                                                           ----------
Illinois (1.2%)
   State of Illinois, General Obligation Bonds, First Series of
      December 2000                                                            1,000,000    1,157,200
                                                                                           ----------
Indiana (1.6%)
   Highland Schoold Building Corporation, Lake County, Indiana, First
      Mortgage Refunding Bonds, Series 2003                                    1,410,000    1,497,335
                                                                                           ----------
Kansas (5.3%)
   State of Kansas, Department of Transportation, Highway Revenue Bonds,
      Series 2000A                                                             2,300,000    2,698,659
   Johnson County, Kansas, Unified School District # 229, Series A
      (Prerefunded to 10-01-2008 @ 100)                                        2,000,000    2,328,380
                                                                                           ----------
                                                                                            5,027,039
                                                                                           ----------
Louisiana (1.1%)
   State of Louisiana, General Obligation Bonds, Series 2000-A                 1,000,000    1,063,740
                                                                                           ----------
Maryland (5.2%)
   Baltimore County Maryland, General Obligation Bonds, Consolidated Public
      Improvement, Series 2002                                                 2,500,000    2,834,650
   Howard County Maryland, Consolidated Public Improvement Project and
      Refunding Bonds, 2003 Series A                                           2,000,000    2,133,180
                                                                                           ----------
                                                                                            4,967,830
                                                                                           ----------
Massachusetts (1.3%)
   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100)    1,000,000    1,185,240
                                                                                           ----------

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                                                                     Rating
                                                                              Coupon    Maturity    (Moody's
                                                                               rate       date       or S&P)
                                                                              ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Michigan (5.3%)
   Forest Hills Public Schools, County of Kent, State of Michigan, 2000
      School Building and Site Bonds (General Obligation - Unlimited Tax)     5.250%   05/01/2019     Aa2
   State of Michigan, General Obligation Bonds, Environmental Protection
      Program, Series 2000 (Prerefunded to 11/01/2010 @ 100)                  5.250%   11/01/2020     Aaa

Minnesota (2.9%)
   Independent School District Number 181 (Brainerd), Minnesota, General
      Obligation School Building Bonds, Series 2002A                          5.375%   02/01/2019     Aaa

Mississippi (3.0%)
   State of Mississippi, General Obligation Bonds, Capital Improvements
      Issue, Series 2000 (Prerefunded to 11/01/2010 @ 100)                    5.500%   11/01/2015     Aaa

Missouri (7.2%)
   The School District of North Kansas City, Missouri, General Obligation
      School Building Bonds (Missouri Direct Deposit Program) Series 2002     5.000%   03/01/2016     AA+
   State Environmental Improvement and Energy Resources Authority, (State
      of Missouri), Water Pollution Control and Drinking Water Revenue
      Bonds,(State Revolving Funds Programs-Master Trust), Series 2000B       5.625%   07/01/2016     Aaa
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2000                                                           5.000%   02/01/2017     Aa2

Nebraska (1.9%)
   City of Lincoln, Nebraska, Lincoln Electric System Revenue and
      Refunding Bonds, Series 2002                                            5.000%   09/01/2015     Aa2

New Jersey (1.7%)
   Passaic Valley Sewerage Commissioners, State of New Jersey, Sewer System
      Bonds, Series F                                                         5.000%   12/01/2018     Aaa

New York (1.7%)
   New York City, Municipal Water Finance Authority, Water and Sewer System
      Revenue Bonds, Fiscal 2003, Series D                                    5.000%   06/15/2016     Aa2

North Carolina (1.2%)
   City of Winston-Salem, North Carolina, Water and Sewer System Revenue
      and Revenue Refunding Bonds, Series 2001 (Prerefunded to
      6-01-2011 @100)                                                         5.000%   06/01/2018     Aa2

Ohio (8.7%)
   City of Columbus, Ohio, General Obligation Bonds, Various Purpose
      Unlimited Tax Bonds, Series 2000-1                                      5.500%   11/15/2014     Aaa
   City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J,
      2001                                                                    5.375%   01/01/2016     Aaa
   State of Ohio, Full Faith and Credit General Obligation Infrastructure
      Improvement Bonds, Series 2000 (Prerefunded to 2-01-2010 @ 100)         5.750%   02/01/2016     Aa1
   City of Cincinnati, Ohio, Water System Revenue bonds, Series 2003          5.000%   12/01/2020     Aa2

                                                                              Principal
                                                                                amount        Value
                                                                              ----------   ----------
Long-term Municipal Bonds (Cont.)

Michigan (5.3%)
   Forest Hills Public Schools, County of Kent, State of Michigan, 2000
      School Building and Site Bonds (General Obligation - Unlimited Tax)     $2,575,000   $2,770,262
   State of Michigan, General Obligation Bonds, Environmental Protection
      Program, Series 2000 (Prerefunded to 11/01/2010 @ 100)                   1,985,000    2,313,677
                                                                                           ----------
                                                                                            5,083,939
                                                                                           ----------
Minnesota (2.9%)
   Independent School District Number 181 (Brainerd), Minnesota, General
      Obligation School Building Bonds, Series 2002A                           2,500,000    2,794,675
                                                                                           ----------
Mississippi (3.0%)
   State of Mississippi, General Obligation Bonds, Capital Improvements
      Issue, Series 2000 (Prerefunded to 11/01/2010 @ 100)                     2,400,000    2,836,968
                                                                                           ----------
Missouri (7.2%)
   The School District of North Kansas City, Missouri, General Obligation
      School Building Bonds (Missouri Direct Deposit Program) Series 2002      1,250,000    1,363,012
   State Environmental Improvement and Energy Resources Authority, (State
      of Missouri), Water Pollution Control and Drinking Water Revenue
      Bonds,(State Revolving Funds Programs-Master Trust), Series 2000B        2,415,000    2,787,852
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2000                                                            2,500,000    2,701,275
                                                                                           ----------
                                                                                            6,852,139
                                                                                           ----------
Nebraska (1.9%)
   City of Lincoln, Nebraska, Lincoln Electric System Revenue and
      Refunding Bonds, Series 2002                                             1,595,000    1,768,504
                                                                                           ----------
New Jersey (1.7%)
   Passaic Valley Sewerage Commissioners, State of New Jersey, Sewer System
      Bonds, Series F                                                          1,500,000    1,627,440
                                                                                           ----------
New York (1.7%)
   New York City, Municipal Water Finance Authority, Water and Sewer System
      Revenue Bonds, Fiscal 2003, Series D                                     1,500,000    1,635,960
                                                                                           ----------
North Carolina (1.2%)
   City of Winston-Salem, North Carolina, Water and Sewer System Revenue
      and Revenue Refunding Bonds, Series 2001 (Prerefunded to
      6-01-2011 @100)                                                          1,000,000    1,151,610
                                                                                           ----------
Ohio (8.7%)
   City of Columbus, Ohio, General Obligation Bonds, Various Purpose
      Unlimited Tax Bonds, Series 2000-1                                       2,400,000    2,777,328
   City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J,
      2001                                                                     1,000,000    1,130,790
   State of Ohio, Full Faith and Credit General Obligation Infrastructure
      Improvement Bonds, Series 2000 (Prerefunded to 2-01-2010 @ 100)          2,400,000    2,832,072
   City of Cincinnati, Ohio, Water System Revenue bonds, Series 2003           1,420,000    1,509,702
                                                                                           ----------
                                                                                            8,249,892
                                                                                           ----------

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                                                               Rating
                                                                        Coupon    Maturity    (Moody's    Principal
                                                                         rate       date       or S&P)      amount        Value
                                                                        ------   ----------   --------   -----------   -----------
Long-term Municipal Bonds (Cont.)

Oklahoma (1.7%)
   State of Oklahoma, General Obligation Bonds,
      Oklahoma Building Bonds Commission                                5.000%   07/15/2018     Aaa       $1,500,000   $ 1,645,515
                                                                                                                       -----------
Oregon (6.7%)
   Newberg School District No. 29J, Yamhill, Clackamas and
      Washington Counties, Oregon, General Obligation Bonds,
      Series 2002                                                       5.250%   06/15/2015     Aaa        1,000,000     1,139,630
   Eagle Point School District No. 9, Jackson County, Oregon,
      General Obligation Bonds, Series 2000                             5.625%   06/15/2017     Aa3        1,500,000     1,697,610
   Reynolds School District No. 7, Multnomah County, Oregon,
      General Obligation Bonds, Series 2000                             5.000%   06/15/2018     Aa3        2,000,000     2,133,920
   Emerald People's Utility District, Lane County, Oregon               5.250%   11/01/2021     Aaa        1,305,000     1,421,732
                                                                                                                       -----------
                                                                                                                         6,392,892
                                                                                                                       -----------
Tennessee (6.0%)
   Tennessee State School Bonds Authority, Higher Educational
      Facilities Second Program Bonds, Series A                         5.400%   05/01/2013     Aa3        2,440,000     2,771,742
   Williamson County, Tennessee, General Obligation Public
      Improvement Bonds, Series 2000 (ULT)
      (Prerefunded to 3-01-2010 @ 100)                                  5.400%   03/01/2020     Aa1        2,500,000     2,902,275
                                                                                                                       -----------
                                                                                                                         5,674,017
                                                                                                                       -----------
Texas (11.7%)
   City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall
      Counties), Waterworks and Sewer System Revenue Refunding
      Bonds, Series 2000                                                5.500%   10/01/2013     Aa2        2,400,000     2,764,704
   City of San Antonio, Texas, Electric and Gas Systems Revenue
      Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100)          5.750%   02/01/2015     Aa1        2,400,000     2,832,072
   Plano Independent School District, (Collin County, Texas), School
      Building Unlimited Tax Bonds, Series 2000                         5.125%   02/15/2016     Aaa        2,500,000     2,757,375
   Fort Bend Independent School District, (Fort Bend County, Texas),
      Unlimited Tax School Building Bonds, Series 2000                  5.250%   08/15/2017     AAA        2,550,000     2,818,923
                                                                                                                       -----------
                                                                                                                        11,173,074
                                                                                                                       -----------
Virginia (1.1%)
   Virginia Public School Authority, School Financing Bonds, (1997
      Resolution) Series 1999A                                          5.000%   08/01/2016     Aaa        1,000,000     1,085,440
                                                                                                                       -----------
Wisconsin (2.9%)
   State of Wisconsin, General Obligation Bonds of 2000, Series D       5.300%   05/01/2018     Aa3        2,500,000     2,727,350
                                                                                                                       -----------
Total Long-term Municipal Bonds
(cost $83,173,787)                                                                                                      90,687,695
                                                                                                                       -----------
Short-term Municipal Bonds (2.1%)

North Carolina (2.1%)
   City of Winston Salem, North Carolina, Variable Rate Water and
      Sewer System Revenue Bonds, Series 2002B (a)                      0.950%   06/01/2030     Aa2        2,000,000     2,000,000
                                                                                                                       -----------
Total Short-term Municipal Bonds
(cost $2,000,000)                                                                                                        2,000,000
                                                                                                                       -----------

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                 amount        Value
                                                ---------   -----------
Short-term Investments (1.8%)
   JP Morgan Vista Tax Free Money Market Fund   1,697,168     1,697,168

Total Short-term Investments
(cost $1,697,168)                                             1,697,168
                                                            -----------
TOTAL INVESTMENTS (99.2%)
(cost $86,870,955)                                           94,384,863

OTHER ASSETS, NET OF LIABILITIES (0.8%)                         783,905
                                                            -----------
NET ASSETS (100.0%)                                         $95,168,768
                                                            ===========

(a) Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at June 30, 2003.

Long-term Municipal Bonds consisted of 20.27% Advanced Refund Bonds, 49.25% General Obligation Bonds, and 30.48% Municipal Revenue Bonds.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                  amount         Value
                                                -----------   -----------

Short-term Investments (99.8%)

Agriculture, Foods, & Beverage (4.8%)
Coca-Cola
   1.190%, 07/28/2003                           $ 3,395,000   $ 3,391,970
                                                              -----------
Automotive (9.9%)
New Center Asset Trust
   0.920%, 09/08/2003                             3,500,000     3,493,828
FCAR Owner Trust Series I
   0.950%, 09/15/2003                             3,200,000     3,193,582
   0.950%, 09/15/2003                               345,000       344,330
                                                              -----------
                                                                7,031,740
                                                              -----------
Chemicals (5.0%)
EI du Pont de Nemours and Co.
   0.960%, 08/20/2003                             3,550,000     3,545,267
                                                              -----------
Commercial Service/Supply (5.0%)
Pitney Bowes Inc.
   1.200%, 07/07/2003                             3,525,000     3,524,295
                                                              -----------
Computers (4.9%)
International Business Machines Corp.
   1.250%, 09/05/2003                             1,500,000     1,496,563
   1.250%, 09/05/2003                             2,000,000     1,994,569
                                                              -----------
                                                                3,491,132
                                                              -----------
Financial Services (33.9%)
Chevron Texaco Funding Corp.
   0.930%, 07/07/2003                             1,500,000     1,499,768
ChevronTexaco Funding Corp.
   1.200%, 07/07/2003                             2,000,000     1,999,700
American Honda Finance Corp.
   1.080%, 07/09/2003                             3,500,000     3,499,160
Caterpillar Financial Services Corp.
   1.190%, 07/10/2003                             2,980,000     2,979,113
Toyota Motor Credit Corp.
   1.200%, 07/11/2003                             3,450,000     3,448,850
Household Finance Corp.
   1.220%, 07/21/2003                             3,565,000     3,562,584
General Electric Capital Corp.
   1.030%, 08/11/2003                             3,500,000     3,495,894
Citicorp
   1.030%, 08/18/2003                             3,500,000     3,499,898
                                                              -----------
                                                               23,984,967
                                                              -----------
Government Agency Securities (7.4%)
Federal National Mortgage Association
   1.150%, 07/02/2003                             2,773,000     2,772,927
   0.970%, 07/31/2003                             2,500,000     2,497,979
                                                              -----------
                                                                5,270,906
                                                              -----------
Health Care (19.2%)
Schering Plough Corp.
   1.200%, 07/07/2003                           $ 1,500,000   $ 1,498,084
Johnson & Johnson (a)
   1.200%, 07/14/2003                             1,500,000     1,499,350
Schering Plough Corp.
   1.210%, 08/08/2003                             2,000,000     1,998,933
Pfizer Inc.
   0.900%, 08/15/2003                             3,530,000     3,526,029
Merck & Co. Inc.
   1.000%, 09/10/2003                             3,550,000     3,542,999
Johnson & Johnson (a)
   1.190%, 09/22/2003                             1,500,000     1,495,885
                                                              -----------
                                                               13,561,280
                                                              -----------
Regulated Investment Companies (4.7%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                    3,318,200     3,318,200
                                                              -----------
Telecom & Telecom Equipment (5.0%)
BellSouth Corp.
   1.000%, 07/02/2003                             3,550,000     3,549,901
                                                              -----------
Total Short-term Investments
(cost $70,669,658)                                             70,669,658
                                                              -----------
TOTAL INVESTMENTS (99.8%)
(cost $70,669,658)                                             70,669,658

OTHER ASSETS, NET OF LIABILITIES (0.2%)                           122,866
                                                              -----------
NET ASSETS (100.0%)                                           $70,792,524
                                                              ===========

(a) Securities exempt from registration under Section4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $2,995,235 or 4.2% of net assets.

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                                                        Equity        Small Cap    International
                                                                         Fund        Equity Fund    Equity Fund
                                                                      ------------   -----------   -------------
Assets
   Investments in securities
      At identified cost                                              $158,837,225    71,579,434     52,145,237
                                                                      ============    ==========     ==========
      At value                                                        $148,793,500    72,331,093     44,638,563
      In Master Index Portfolios                                                --            --             --
   Foreign currencies at value (cost $25,551)                                   --            --         25,402
   Receivable for:
      Dividends and interest                                               143,539        67,322        112,053
      Shares of the Fund sold                                              447,918       196,803         53,740
      Securities sold                                                           --            --         43,667
      Expense cap reimbursement                                                 --         9,424         48,443
      Variation margin                                                          --            --        130,962
   Prepaid expenses                                                         13,947         6,054          3,923
                                                                      ------------    ----------     ----------
      Total assets                                                     149,398,904    72,610,696     45,056,753
                                                                      ------------    ----------     ----------
Liabilities and Net Assets
   Payable for:
      Shares of the Fund redeemed                                           76,199        45,554          2,031
      Securities purchased                                               1,482,107       128,373        123,435
      Distribution Fees                                                     64,385        61,711         42,469
      Manager                                                              269,172       179,571        158,840
   Accrued liabilities                                                      25,317        16,708         34,793
                                                                      ------------    ----------     ----------
      Total Liabilities                                                  1,917,180       431,917        361,568
                                                                      ------------    ----------     ----------
   Net assets applicable to shares outstanding of common stock        $147,481,724    72,178,779     44,695,185
                                                                      ============    ==========     ==========
Analysis of Net Assets
   Paid-in-capital                                                    $161,456,644    79,577,636     61,087,616
   Accumulated net realized gain (loss)                                 (4,486,347)   (8,071,668)    (9,245,276)
   Net unrealized appreciation (depreciation)                          (10,043,725)      751,659     (7,372,476)
   Undistributed (distributions in excess of) net investment income        555,152       (78,848)       225,321
                                                                      ------------    ----------     ----------
   Net assets applicable to shares outstanding                        $147,481,724    72,178,779     44,695,185
                                                                      ============    ==========     ==========
Class A Shares:
   Fund shares outstanding                                               6,960,584     4,657,131      3,198,938
   Net assets applicable to shares outstanding                        $ 49,410,769    37,943,151     21,709,606
                                                                      ============    ==========     ==========
   Net asset value                                                    $       7.10          8.15           6.79
                                                                      ============    ==========     ==========
   Maximum offering price                                             $       7.32          8.40           7.00
                                                                      ============    ==========     ==========
Class B Shares:
   Fund shares outstanding                                               3,700,608     3,499,465      2,899,686
   Net assets applicable to shares outstanding                        $ 26,061,026    28,237,300     19,553,449
                                                                      ============    ==========     ==========
   Net asset value                                                    $       7.04          8.07           6.74
                                                                      ============    ==========     ==========
Institutional Shares:
   Fund shares outstanding                                              10,385,811       733,978        507,748
   Net assets applicable to shares outstanding                        $ 72,009,929     5,998,328      3,432,130
                                                                      ============    ==========     ==========
   Net asset value                                                    $       6.93          8.17           6.76
                                                                      ============    ==========     ==========

                 See accompanying notes to financial statements.

  S&P 500      Small Cap    International    Equity and       Bond      Tax Advantaged   Money Market
Index Fund    Index Fund     Index Fund      Bond Fund        Fund         Bond Fund         Fund
-----------   -----------   -------------   -----------   -----------   --------------   ------------
         --            --             --    118,558,068   183,789,965     86,870,955      70,669,658
===========    ==========     ==========    ===========   ===========     ==========      ==========
         --            --             --    112,159,852   191,826,634     94,384,863      70,669,658
191,028,753    99,496,038     50,690,347             --            --             --              --
         --            --             --             --            --             --              --

         --            --             --             --     1,744,487      1,151,981           1,426
  1,293,717       400,583        134,108        450,151       770,174         75,785         725,962
         --            --             --             --            --             --              --
     11,504        25,049         22,564          4,697            --          1,110           3,056
         --            --             --             --            --             --              --
     16,211         8,305          4,192         10,137        18,437          8,879           6,854
-----------    ----------     ----------    -----------   -----------     ----------      ----------
192,350,185    99,929,975     50,851,211    112,624,837   194,359,732     95,622,618      71,406,956
-----------    ----------     ----------    -----------   -----------     ----------      ----------

     86,315        19,508          1,811         31,013       648,742        255,568         513,448
         --            --             --             --     1,496,630             --              --
    150,809        83,157         47,366        102,484       123,928         91,719          28,437
    207,593       140,814         86,614         63,750       160,339        103,431          70,975
     39,580        34,452         24,201         13,953        15,570          3,132           1,572
-----------    ----------     ----------    -----------   -----------     ----------      ----------
    484,297       277,931        159,992        211,200     2,445,209        453,850         614,432
-----------    ----------     ----------    -----------   -----------     ----------      ----------
191,865,888    99,652,044     50,691,219    112,413,637   191,914,523     95,168,768      70,792,524
===========    ==========     ==========    ===========   ===========     ==========      ==========

201,196,090    98,178,572     65,216,163    118,753,646   183,839,582     87,602,178      70,792,524
 (8,969,582)     (224,785)    (5,369,375)        33,568        38,272         52,682              --
 (1,018,780)    1,344,378     (9,712,021)    (6,398,216)    8,036,669      7,513,908              --
    658,160       353,879        556,452         24,639            --             --              --
-----------    ----------     ----------    -----------   -----------     ----------      ----------
191,865,888    99,652,044     50,691,219    112,413,637   191,914,523     95,168,768      70,792,524
===========    ==========     ==========    ===========   ===========     ==========      ==========

 15,092,638     5,674,374      3,514,001      7,764,862     8,461,880      5,294,258      58,379,848
111,764,142    53,949,004     24,694,754     66,674,288    92,349,537     59,493,834      58,379,848
===========    ==========     ==========    ===========   ===========     ==========      ==========
       7.41          9.51           7.03           8.59         10.91          11.24            1.00
===========    ==========     ==========    ===========   ===========     ==========      ==========
       7.64          9.80           7.25           8.86         11.25          11.59              --
===========    ==========     ==========    ===========   ===========     ==========      ==========

  8,618,511     3,992,014      3,140,077      4,894,822     4,415,403      3,160,661       5,655,428
 63,632,013    37,701,498     22,008,343     42,036,176    48,198,265     35,519,215       5,655,428
===========    ==========     ==========    ===========   ===========     ==========      ==========
       7.38          9.44           7.01           8.59         10.92          11.24            1.00
===========    ==========     ==========    ===========   ===========     ==========      ==========

  2,219,830       834,620        566,450        433,627     4,712,988         13,839       6,757,248
 16,469,733     8,001,542      3,988,122      3,703,173    51,366,721        155,719       6,757,248
===========    ==========     ==========    ===========   ===========     ==========      ==========
       7.42          9.59           7.04           8.54         10.90          11.25            1.00
===========    ==========     ==========    ===========   ===========     ==========      ==========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                                                        LifePath     LifePath    LifePath    LifePath    LifePath
                                                                      Income Fund   2010 Fund   2020 Fund   2030 Fund   2040 Fund
                                                                      -----------   ---------   ---------   ---------   ---------
Assets
   Investments in securities
      At identified cost                                              $       --           --          --          --          --
                                                                      ==========    =========   =========   =========   =========
      At value                                                        $       --           --          --          --          --
      In Master Index Portfolios                                       3,682,690    4,255,596   5,849,859   3,008,198   1,901,466
   Foreign currencies at value                                                --           --          --          --          --
   Receivable for:
      Dividends and interest                                                  --           --          --          --          --
      Shares of the Fund sold                                            911,469      707,967     668,173     200,813     120,642
      Securities sold                                                         --           --          --          --          --
      Expense cap reimbursement                                           14,467       14,448      14,456      14,472      14,498
      Variation margin                                                        --           --          --          --          --
   Prepaid expenses                                                           --           --          --          --          --
                                                                      ----------    ---------   ---------   ---------   ---------
      Total assets                                                     4,608,626    4,978,011   6,532,488   3,223,483   2,036,606
                                                                      ----------    ---------   ---------   ---------   ---------
Liabilities and Net Assets
   Payable for:
      Shares of the Fund redeemed                                             --           --          --       1,570          --
      Securities purchased                                                    --           --          --          --          --
      Distribution Fees                                                      673          813         806         654         556
      Manager                                                              2,868        3,031       1,508       2,771       2,588
   Accrued liabilities                                                    13,099       13,098      14,677      13,098      13,098
                                                                      ----------    ---------   ---------   ---------   ---------
      Total Liabilities                                                   16,640       16,942      16,991      18,093      16,242
                                                                      ----------    ---------   ---------   ---------   ---------
   Net assets applicable to shares outstanding of common stock        $4,591,986    4,961,069   6,515,497   3,205,390   2,020,364
                                                                      ==========    =========   =========   =========   =========
Analysis of Net Assets
   Paid-in-capital                                                     4,584,961    4,950,433   6,515,780   3,173,426   1,967,971
   Accumulated net realized gain (loss)                                    2,506        1,319      (9,513)       (815)    (26,767)
   Net unrealized appreciation (depreciation)                              4,696        6,286       6,465      30,326      77,317
   Undistributed (distributions in excess of) net investment income         (177)       3,031       2,765       2,453       1,843
                                                                      ----------    ---------   ---------   ---------   ---------
   Net assets applicable to shares outstanding                        $4,591,986    4,961,069   6,515,497   3,205,390   2,020,364
                                                                      ==========    =========   =========   =========   =========
Class A Shares:
   Fund shares outstanding                                               349,402      295,146     427,705     140,470     103,134
   Net assets applicable to shares outstanding                        $3,599,467    3,063,873   4,473,898   1,481,513   1,093,556
                                                                      ==========    =========   =========   =========   =========
   Net asset value                                                    $    10.30        10.38       10.46       10.55       10.60
                                                                      ==========    =========   =========   =========   =========
   Maximum offering price                                             $    10.62        10.70       10.78       10.88       10.93
                                                                      ==========    =========   =========   =========   =========
Class B Shares:
   Fund shares outstanding                                                55,013       99,567     106,089      69,365      44,607
   Net assets applicable to shares outstanding                        $  566,451    1,033,237   1,109,189     730,921     472,636
                                                                      ==========    =========   =========   =========   =========
   Net asset value                                                    $    10.30        10.38       10.46       10.54       10.60
                                                                      ==========    =========   =========   =========   =========
Institutional Shares:
   Fund shares outstanding                                                41,340       83,040      89,002      93,990      42,802
   Net assets applicable to shares outstanding                        $  426,068      863,959     932,410     992,956     454,172
                                                                      ==========    =========   =========   =========   =========
   Net asset value                                                    $    10.31        10.40       10.48       10.56       10.61
                                                                      ==========    =========   =========   =========   =========

                 See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                          STATE FARM MUTUAL FUND TRUST
                            STATEMENTS OF OPERATIONS
                       Six months ended June 30, 2003 (a)
                                   (Unaudited)

                                                               Equity       Small Cap    International    S&P 500
                                                                Fund       Equity Fund    Equity Fund    Index Fund
                                                             -----------   -----------   -------------   ----------
Investment Income: (b)
   Dividends                                                 $ 1,124,532      325,506         656,869     1,218,186
   Interest                                                       37,809       30,175           5,304        70,575
   Tax-exempt interest                                                --           --              --            --
                                                             -----------   ----------      ----------    ----------
                                                               1,162,341      355,681         662,173     1,288,761
   Less: foreign withholding taxes                                30,051          965          83,182           391
      Portfolio expenses of Master Index Portfolios                   --           --              --        63,562
                                                             -----------   ----------      ----------    ----------
      Total investment income                                  1,132,290      354,716         578,991     1,224,808

Expenses:
   Investment advisory and management fees                       350,324      226,286         157,422       106,436
   Distribution fees                                             111,419      111,038          80,612       258,881
   Transfer agent fees                                            71,557       65,323          45,546       162,896
   Blue sky registration fees                                     17,283       14,724          13,728        21,093
   Reports to shareowners                                         14,097        8,885           7,600        51,899
   Professional fees                                              10,524       12,908          20,303        17,482
   Errors & omissions insurance                                    5,438        4,306           3,109         7,165
   Custodian fees                                                  4,404        5,986          57,672            --
   Trustees' fees                                                  1,593          872             654         1,895
   Security valuation fees                                         1,329        2,026           5,231            --
   ICI dues                                                          737          404             315           692
   Fidelity bond expense                                             220          122             106           310
   Administration fees                                                --           --              --         8,417
   Index license fees                                                 --           --              --         5,050
   Fund accounting expense                                            --           --          32,432        15,385
                                                             -----------   ----------      ----------    ----------
      Total expenses                                             588,925      452,880         424,730       657,601
      Less: expense reimbursement from Manager                     6,456       21,947         101,794        58,533
                                                             -----------   ----------      ----------    ----------
      Net expenses                                               582,469      430,933         322,936       599,068
                                                             -----------   ----------      ----------    ----------

Net investment income                                            549,821      (76,217)        256,055       625,740

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments               (1,627)  (4,171,632)     (3,058,278)   (2,110,740)
   Net realized gain on forward foreign currency contracts            --           --         143,386            --
   Net realized gain (loss) on foreign currency
      transactions                                                    --           --           6,495            --
   Net realized gain (loss on future contracts                        --           --              --            --
   Net unrealized gain (loss) on open futures contracts               --           --              --        24,494
   Change in net unrealized appreciation or depreciation
      on investments and foreign currency transactions        10,495,993   13,715,746       5,628,295    19,240,962
                                                             -----------   ----------      ----------    ----------
Net realized and unrealized gain (loss) on investments        10,494,366    9,544,114       2,719,898    17,154,716
                                                             -----------   ----------      ----------    ----------
Net change in net assets resulting from operations           $11,044,187    9,467,897       2,975,953    17,780,456
                                                             ===========   ==========      ==========    ==========

                                                             Small Cap    International
                                                             Index Fund     Index Fund
                                                             ----------   -------------
Investment Income: (b)
   Dividends                                                    540,558       927,461
   Interest                                                      65,903        24,413
   Tax-exempt interest                                               --            --
                                                             ----------    ----------
                                                                606,461       951,874
   Less: foreign withholding taxes                                   --       131,203
      Portfolio expenses of Master Index Portfolios              67,632        65,959
                                                             ----------    ----------
      Total investment income                                   538,829       754,712

Expenses:
   Investment advisory and management fees                       94,631        53,964
   Distribution fees                                            147,810        88,347
   Transfer agent fees                                           87,903        50,026
   Blue sky registration fees                                    17,365        15,231
   Reports to shareowners                                        33,780        14,298
   Professional fees                                             14,783        15,845
   Errors & omissions insurance                                   5,212         3,360
   Custodian fees                                                    --            --
   Trustees' fees                                                 1,049           566
   Security valuation fees                                           --            --
   ICI dues                                                         471           136
   Fidelity bond expense                                            223           122
   Administration fees                                            8,417         8,726
   Index license fees                                             9,900         9,973
   Fund accounting expense                                       15,204        14,958
                                                             ----------    ----------
      Total expenses                                            436,748       275,552
      Less: expense reimbursement from Manager                   68,626        50,938
                                                             ----------    ----------
      Net expenses                                              368,122       224,614
                                                             ----------    ----------

Net investment income                                           170,707       530,098

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments             769,269    (1,014,876)
   Net realized gain on forward foreign currency contracts           --            --
   Net realized gain (loss) on foreign currency
      transactions                                                   --        22,372
   Net realized gain (loss on future contracts                       --        23,822
   Net unrealized gain (loss) on open futures contracts           3,185         2,736
   Change in net unrealized appreciation or depreciation
      on investments and foreign currency transactions       12,882,777     4,655,473
                                                             ----------    ----------
Net realized and unrealized gain (loss) on investments       13,655,231     3,689,527
                                                             ----------    ----------
Net change in net assets resulting from operations           13,825,938     4,219,625
                                                             ==========    ==========

(a) The period for the LifePath Funds is from commencement of investment operations May 9, 2003 to June 30, 2003 (unaudited).
(b) Components of investment income for the S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Funds' proportionate income from its Master Portfolio.

                 See accompanying notes to financial statements.

Equity and     Bond      Tax Advantaged   Money Market    LifePath     LifePath 2010   LifePath 2020   LifePath 2030   LifePath 2040
Bond Fund      Fund        Bond Fund          Fund       Income Fund       Fund            Fund             Fund           Fund
----------   ---------   --------------   ------------   -----------   -------------   -------------   -------------   -------------
  849,845           --             --             --         1,914          3,074           4,337           3,963           3,574
    1,532    3,557,883             --        358,053         4,624          3,947           2,833           1,795           1,126
       --           --      1,926,811             --            --             --              --              --              --
---------    ---------      ---------        -------        ------         ------          ------          ------         -------
  851,377    3,557,883      1,926,811        358,053         6,538          7,021           7,170           5,758           4,700
       --           --             --             --           103            167             227             216             265
       --           --             --             --         1,229          1,328           1,643           1,037             847
---------    ---------      ---------        -------        ------         ------          ------          ------         -------
  851,377    3,557,883      1,926,811        358,053         5,206          5,526           5,300           4,505           3,588

       --       76,939         42,265         28,938           832            938             995             794             668
  188,119      218,085        172,534         50,980           673            813             806             654             556
  114,856      139,762        105,487         66,497           458            515             513             399             342
   15,575       18,828         15,362         16,820           539            539             539             539             539
   11,598        7,030          5,300          4,682         1,663          1,663           1,663           1,663           1,663
    1,730        9,589         10,494          6,903         4,813          4,813           4,813           4,813           4,813
    5,605        6,539          5,244          2,543           103            103             103             103             103
       --        3,504            344          2,043            --             --              --              --              --
    1,438        2,255          1,298            829            --             --              --              --              --
       --        6,779          4,577             --            --             --              --              --              --
      702          956            655            324            --             --              --              --              --
      204          173            115             98             8              8               8               8               8
       --           --             --             --         2,904          2,904           2,904           2,904           2,904
       --           --             --             --            --             --              --              --              --
       --           --             --             --         4,647          4,647           4,647           4,647           4,647
---------    ---------      ---------        -------        ------         ------          ------          ------         -------
  339,827           --        363,675        180,657        16,640         16,943          16,991          16,524          16,243
   36,852           --          1,124          5,304        14,467         14,448          14,456          14,472          14,498
---------    ---------      ---------        -------        ------         ------          ------          ------         -------
  302,975      490,439        362,551        175,353         2,173          2,495           2,535           2,052           1,745
---------    ---------      ---------        -------        ------         ------          ------          ------         -------

  548,402    3,067,444      1,564,260        182,700         3,033          3,031           2,765           2,453           1,843

    5,457       38,272         55,467             --         2,402          1,156          (9,557)           (866)        (26,744)
       --           --             --             --            --             --              --              --              --

       --           --             --             --           104            163              44              51             (23)
       --           --             --             --            --             --              --              --              --
       --           --             --             --            --             --              --              --              --

5,948,719    2,791,223      2,027,001             --         4,696          6,286           6,465          30,326          77,317
---------    ---------      ---------        -------        ------         ------          ------          ------         -------
5,954,176    2,829,495      2,082,468             --         7,202          7,605          (3,048)         29,511          50,550
---------    ---------      ---------        -------        ------         ------          ------          ------         -------
6,502,578    5,896,939      3,646,728        182,700        10,235         10,636            (283)         31,964          52,393
=========    =========      =========        =======        ======         ======          ======          ======         =======

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Equity
                                                                      Fund
Six months ended June 30, 2003 (unaudited)                 --------------------------
and the year ended December 31, 2002                           2003           2002
--------------------------------------------------------   ------------   -----------
From operations:
   Net investment income                                   $    549,821       581,076
   Net realized loss                                             (1,627)   (4,221,421)
   Change in net unrealized appreciation or depreciation     10,495,993   (11,137,678)
                                                           ------------   -----------
Net change in net assets resulting from operations           11,044,187   (14,778,023)

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                                 21      (137,528)
      Class B Shares                                                 17       (15,557)
      Institutional Shares                                         (595)     (423,981)
                                                           ------------   -----------
                                                                   (557)     (577,066)

Net realized gain:
   Class A Shares                                                    --            --
   Class B Shares                                                    --            --
   Institutional Shares                                              --            --
                                                           ------------   -----------
                                                                     --            --
Total distributions to shareowners                                 (557)     (577,066)

From Fund share transactions:
   Proceeds from shares sold                                 44,614,756    57,640,656
   Reinvestment of distributions                                     --       576,469
                                                           ------------   -----------
                                                             44,614,756    58,217,125
   Less payments for shares redeemed                          5,138,288     3,479,812
                                                           ------------   -----------
Net increase in net assets from Fund share transactions      39,476,468    54,737,313
                                                           ------------   -----------
Total increase (decrease) in net assets                      50,520,098    39,382,224
                                                           ------------   -----------
Net assets:
   Beginning of period                                       96,961,626    57,579,402
                                                           ------------   -----------
   End of period                                           $147,481,724    96,961,626
                                                           ============   ===========
Including undistributed (distributions in excess of)
   net investment income                                   $    555,152         5,888
                                                           ============   ===========

                 See accompanying notes to financial statements.

       Small Cap                International                S&P 500                     Small Cap
      Equity Fund                Equity Fund                Index Fund                  Index Fund
------------------------   -----------------------   -------------------------   ------------------------
  2003           2002         2003         2002          2003          2002         2003          2002
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
   (76,217)     (223,975)     256,055       21,804       625,740       586,993      170,707       218,839
(4,171,632)   (3,144,961)  (2,908,397)  (4,201,964)   (2,110,740)   (5,609,354      769,269      (856,628)
13,715,746   (11,949,039)   5,628,295   (3,398,335)   19,265,456   (14,449,171)   2,885,962   (13,372,116)
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
 9,467,897   (15,317,975)   2,975,953   (7,578,495)   17,780,456   (19,471,532)  13,825,938   (14,009,905)

        --            --         (106)    (271,222)          382      (397,881)         433        (1,447)
        --            --           80     (185,714)          122      (105,252)          57        (1,148)
        --            --         (202)     (54,123)         (755)      (80,896)        (533)         (166)
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
        --            --         (228)    (511,059)         (251)     (584,029)         (43)       (2,761)

        --            --           --           --            --            --           --      (187,950)
        --            --           --           --            --            --           --      (149,201)
        --            --           --           --            --            --           --       (21,604)
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
        --            --           --           --            --            --           --      (358,755)
        --            --         (228)    (511,059)         (251)     (584,029)         (43)     (361,516)

14,068,988    18,056,642    3,805,468    9,515,399    77,282,283    76,148,199   23,309,746    24,796,541
        --            --           --      509,223            --       582,293           --       360,977
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
14,068,988    18,056,642    3,805,468   10,024,622    77,282,283    76,730,492   23,309,746    25,157,518
 1,645,121     3,881,143      634,372    4,075,842    12,768,185     5,662,222    2,175,315     2,969,704
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
12,423,867    14,175,499    3,171,096    5,948,780    64,514,098    71,068,270   21,134,431    22,187,814
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
21,891,764    (1,142,476)   6,146,821   (2,140,774)   82,294,303    51,012,709   34,960,326     7,816,393
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------

50,287,015    51,429,491   38,548,364   40,689,138   109,571,585    58,558,876   64,691,718    56,875,325
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
72,178,779    50,287,015   44,695,185   38,548,364   191,865,888   109,571,585   99,652,044    64,691,718
==========   ===========   ==========   ==========   ===========   ===========   ==========   ===========
   (78,847)           --      225,321      (30,506)      658,161        32,671      353,879       183,215
==========   ===========   ==========   ==========   ===========   ===========   ==========   ===========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 International
                                                                  Index Fund
Six months ended June 30, 2003 (unaudited)                 ------------------------
and the year ended December 31, 2002                          2003          2002
--------------------------------------------------------   -----------   ----------
From operations:
   Net investment income                                   $   530,098      361,103
   Net realized loss                                          (968,682)  (2,808,439)
   Change in net unrealized appreciation or depreciation     4,658,209   (5,319,483)
                                                           -----------   ----------
Net change in net assets resulting from operations           4,219,625   (7,766,819)

Distributions to shareowners from and in excess of:

Net investment income:
   Class A Shares                                                  160     (224,185)
   Class B Shares                                                   21     (137,217)
   Institutional Shares                                           (364)     (45,611)
                                                           -----------   ----------
                                                                  (183)    (407,013)

Net realized gain:
   Class A Shares                                                   --           --
   Class B Shares                                                   --           --
   Institutional Shares                                             --           --
                                                           -----------   ----------
                                                                    --           --
Total distributions to shareowners                                (183)    (407,013)

From Fund share transactions:
   Proceeds from shares sold                                 6,366,716   12,038,719
   Reinvestment of distributions                                    --      406,916
                                                           -----------   ----------
                                                             6,366,716   12,445,635
   Less payments for shares redeemed                           882,450    4,503,899
                                                           -----------   ----------
Net increase in net assets from Fund share transactions      5,484,266    7,941,736
                                                           -----------   ----------
Total increase (decrease) in net assets                      9,703,708     (232,096)
                                                           -----------   ----------
Net assets:
   Beginning of period                                      40,987,511   41,219,607
                                                           -----------   ----------
   End of period                                           $50,691,219   40,987,511
                                                           ===========   ==========
Including undistributed (distributions in excess of) net
   investment income                                       $   556,452       26,537
                                                           ===========   ==========

                 See accompanying notes to financial statements.

       Equity and                     Bond                  Tax Advantaged              Money Market
       Bond Fund                      Fund                    Bond Fund                    Fund
------------------------   -------------------------   -----------------------   -----------------------
   2003          2002          2003          2002         2003         2002         2003         2002
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
    548,402    1,447,290     3,067,444     4,136,160    1,564,260    2,433,272      182,700      273,632
      5,457       33,952        38,272        51,946       55,467       (2,457)          --           --
  5,948,719   (7,058,935)    2,791,223     3,726,997    2,027,001    4,363,522           --           --
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
  6,502,578   (5,577,693)    5,896,939     7,915,103    3,646,728    6,794,337      182,700      273,632

   (359,590)    (913,339)   (1,433,212)   (1,616,830)    (982,096)  (1,367,217)    (151,791)    (220,501)
   (151,325)    (498,001)     (694,387)   (1,008,716)    (579,098)  (1,061,881)      (6,717)     (38,634)
    (27,985)     (33,739)     (939,845)   (1,510,614)      (3,066)      (4,174)     (24,192)     (14,497)
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
   (538,900)  (1,445,079)   (3,067,444)   (4,136,160)  (1,564,260)  (2,433,272)    (182,700)    (273,632)

         --       (3,403)           --       (90,573)          --           --           --           --
         --       (2,334)           --       (51,338)          --           --           --           --
         --         (104)           --       (59,454)          --           --           --           --
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
         --       (5,841)           --      (201,365)          --           --           --           --
   (538,900)  (1,450,920)   (3,067,444)   (4,337,525)  (1,564,260)  (2,433,272)    (182,700)    (273,632)

 27,899,364   38,669,980    73,432,464    60,997,070   19,988,204   14,812,024   59,350,688   50,516,537
    331,688    1,445,495     2,582,143     4,283,771      769,107    2,391,647      164,653      269,538
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
 28,231,052   40,115,475    76,014,607    65,280,841   20,757,311   17,203,671   59,515,341   50,786,075
  5,211,420    4,806,711     9,918,478     7,051,512    3,452,474    1,772,223   32,965,544   22,763,063
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
 23,019,632   35,308,764    66,096,129    58,229,329   17,304,837   15,431,448   26,549,797   28,023,012
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
 28,983,310   28,280,151    68,925,624    61,806,907   19,387,305   19,792,513   26,549,797   28,023,012
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------

 83,430,327   55,150,176   122,988,899    61,181,992   75,781,463   55,988,950   44,242,727   16,219,715
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
112,413,637   83,430,327   191,914,523   122,988,899   95,168,768   75,781,463   70,792,524   44,242,727
===========   ==========   ===========   ===========   ==========   ==========   ==========   ==========
     24,639       15,137            --            --           --           --           --           --
===========   ==========   ===========   ===========   ==========   ==========   ==========   ==========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                LifePath      LifePath    LifePath    LifePath    LifePath
From inception date May 9, 2003 to June 30, 2003 (unaudited)   Income Fund   2010 Fund   2020 Fund   2030 Fund   2040 Fund
------------------------------------------------------------   -----------   ---------   ---------   ---------   ---------
From operations:
   Net investment income                                       $    3,033        3,031       2,765       2,453       1,843
   Net realized gain (loss)                                         2,506        1,319      (9,513)       (815)    (26,767)
   Change in net unrealized appreciation or depreciation            4,696        6,286       6,465      30,326      77,317
                                                               ----------    ---------   ---------   ---------   ---------
Net change in net assets resulting from operations                 10,235       10,636        (283)     31,964      52,393

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                               (2,375)          --          --          --          --
      Class B Shares                                                 (391)          --          --          --          --
      Institutional Shares                                           (444)          --          --          --          --
                                                               ----------    ---------   ---------   ---------   ---------
                                                                   (3,210)          --          --          --          --

   Net realized gain:
      Class A Shares                                                   --           --          --          --          --
      Class B Shares                                                   --           --          --          --          --
      Institutional Shares                                             --           --          --          --          --
                                                               ----------    ---------   ---------   ---------   ---------
                                                                       --           --          --          --          --
Total distributions to shareowners                                 (3,210)          --          --          --          --

From Fund share transactions:
   Proceeds from shares sold                                    4,627,061    4,959,074   6,517,746   3,176,665   1,970,408
   Reinvestment of distributions                                    2,069           --          --          --          --
                                                               ----------    ---------   ---------   ---------   ---------
                                                                4,629,130    4,959,074   6,517,746   3,176,665   1,970,408
   Less payments for shares redeemed                               44,169        8,641       1,966       3,239       2,437
                                                               ----------    ---------   ---------   ---------   ---------
Net increase (decrease) in net assets from Fund share
   transactions                                                 4,584,961    4,950,433   6,515,780   3,173,426   1,967,971
                                                               ----------    ---------   ---------   ---------   ---------
Total increase in net assets                                    4,591,986    4,961,069   6,515,497   3,205,390   2,020,364
                                                               ----------    ---------   ---------   ---------   ---------
Net assets:
   Beginning of period                                                 --           --          --          --          --
                                                               ----------    ---------   ---------   ---------   ---------
   End of period                                               $4,591,986    4,961,069   6,514,497   3,205,390   2,020,364
                                                               ==========    =========   =========   =========   =========
Including undistributed (distributions in excess of) net
   investment income                                           $     (177)       3,031       2,765       2,453       1,843
                                                               ==========    =========   =========   =========   =========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Mutual Fund Trust (the "Trust") has 15 separate investment portfolios (the "Funds"). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the "Equity Fund") seeks long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the "Small Cap Equity Fund") seeks long-term growth of capital. The Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The State Farm International Equity Fund (the "International Equity Fund") seeks long-term growth of capital. The Fund invests its assets primarily in common stocks of companies located in 16 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australasia, New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the "S&P 500 Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor's 500 Stock Index (the "S&P 500(R) Index")/1/. The Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio . That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000(R) Index")/2/. The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives.

The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australia, and Far East Free Index ("EAFE(R) Free Index")/3/. The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives.

The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income. The Fund invests substantially all of its assets in shares of the Equity Fund and Bond Fund.

The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities.

/(1)/ "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500",
      and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

/(2)/ The Russell 2000(R) Index is a trademark/service mark, and Russell
      (TM) is a trademark, of the Frank Russell Company. The State Farm Small Cap Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by nor in any way affiliated with the Frank Russell Company, and the Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

/(3)/ The EAFE(R) Free Index is a trademark/service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the "Trust"). The State Farm International Index Fund (the "Fund", based on the EAFE(R) Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

                          STATE FARM MUTUAL FUND TRUST

The State Farm Tax Advantaged Bond Fund (the "Tax Advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund normally invests so that either (1) 80% or more of the Fund's net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund's net assets is invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The State Farm LifePath(R) Income Fund (the "LifePath Income Fund"/4/) is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010(R) Fund (the "LifePath 2010 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020(R) Fund (the "LifePath 2020 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030(R) Fund (the "LifePath 2030 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040(R) Fund (the "LifePath 2040 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Fund's name approaches, except for the LifePath Retirement Master Portfolio that is already in its most conservative phase.

2. Significant accounting policies

Security valuation

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. The securities of the Money Market Fund and short-term securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis which approximates fair value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective Fund. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

/(4)/ LifePath(R), and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

                          STATE FARM MUTUAL FUND TRUST

Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Multi-class fund structure

The Funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares eight years after issuance. The Financial Highlights for Class A and Class B shares are included in this report. The information related to the Institutional shares is included in a separate report.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of settled shares outstanding for the Fixed Income Funds and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to their relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value ("NAV"), plus an initial sales charge on the Class A shares. The offering price of the Money Market Fund and all Funds' Class B shares are their NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and the LifePath 2040 ("Feeder Funds") are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Feeder Funds invest substantially all of their assets in the Master Portfolios as detailed below:

                                                                         % ownership interest
Feeder Fund                    Invests in Master Portfolio        held by the Feeder Funds at 06/30/2003
------------------------   ------------------------------------   --------------------------------------
S&P 500 Index Fund         S&P 500 Index Master Portfolio                          6.7%

Small Cap Index Fund       Russell 2000 Index Master Portfolio                    84.1%

International Index Fund   International Index Master Portfolio                   45.4%

LifePath Income Fund       LifePath Retirement Master Portfolio                    7.1%

LifePath 2010 Fund         LifePath 2010 Master Portfolio                          2.9%

LifePath 2020 Fund         LifePath 2020 Master Portfolio                          1.9%

LifePath 2030 Fund         LifePath 2030 Master Portfolio                          2.3%

LifePath 2040 Fund         LifePath 2040 Master Portfolio                          2.1%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes.The financial statements of each Master Portfolio,

                          STATE FARM MUTUAL FUND TRUST
which are prepared by Barclays Global Investors, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with each Feeder Funds' financial statements.

Each Feeder Fund records its investment in their Master Portfolio at fair value which represents each Feeder Fund's proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

                              Cost of Investments      Gross Unrealized   Gross Unrealized        Net Unrealized
Fund                        for Federal Tax Purposes     Appreciation      (Depreciation)    Appreciation(Depreciation)
-------------------------   ------------------------   ----------------   ----------------   --------------------------
Equity Fund                       $158,837,225            $5,244,832        $(15,288,557)           $(10,043,725)

Small Cap Equity Fund               71,667,514             9,129,944          (8,466,365)                663,579

International Equity Fund           52,323,804             2,746,263         (10,431,503)             (7,685,240)

Equity and Bond Fund               118,570,372             2,384,130          (8,794,650)             (6,410,520)

Bond Fund                          183,789,965             9,082,814          (1,046,145)              8,036,669

Tax Advantaged Bond Fund            86,870,955             7,584,232             (70,323)              7,513,909

Money Market Fund                   70,669,658                    --                  --                      --

The unrealized appreciation and depreciation information for the Master Investment Portfolio (MIP) can be found in MIP Notes to Financials.

The Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund, and Money Market Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

The LifePath Income Fund declares and pay dividends quarterly and capital gain distributions, if any, at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures contracts (Feeder Funds), the recognition of net realized losses (Equity, International Equity, S&P 500 Index, and International Index Funds), and foreign currency transactions (International Equity and International Index Funds). As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. In addition, certain reclassifications were made among the components of net assets. These reclassifications had no affect on net investment income, net realized gain or loss, or net assets.

The International Equity Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of ($18,960) and ($2,093) during 2002 and 2001, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2002, was $0.

                          STATE FARM MUTUAL FUND TRUST

The tax character of distributions for Class A and Class B shares were as follows for the years ended December 31, 2002 and 2001 respectively:

        2002              Ordinary Income       Long Term Capital Gain    Total Distributions
--------------------   ----------------------   ----------------------   ---------------------
                        Class A      Class B     Class A     Class B      Class A     Class B
                       ----------   ---------   ---------   ----------   ---------   ---------
Small Cap Index Fund   $   83,740      66,476    105,657      83,873       189,397     150,349

Equity & Bond Fund        916,742     500,335         --         --        916,742     500,335

Bond Fund               1,640,225   1,021,982     67,178      38,072     1,707,403   1,060,054

The tax character of distributions for the remaining Funds was the same as the distributions from net investment income and distributions from net realized gain reflected in the Statement of Changes in Net Assets.

          2001                  Ordinary Income      Long Term Capital Gain    Total Distributions
-------------------------   ----------------------   ----------------------   ---------------------
                              Class A     Class B     Class A     Class B      Class A     Class B
                            ----------   ---------   ---------   ----------   ---------   ---------
Small Cap Equity Fund       $   28,695      26,892       --          --          28,695      26,892

International Equity Fund       11,834      11,310       --          --          11,834      11,310

Small Cap Index Fund           584,698     465,430      557         522         585,247     465,960

Equity & Bond Fund             737,434     637,680       --          --         737,434     637,680

Bond Fund                    1,620,660   1,417,714       --          --       1,620,660   1,417,714

The tax character of distributions for the remaining Funds was the same as the distributions from net investment income and distributions from net realized gain reflected in the Statement of Changes in Net Assets.

From November 1, 2002 through December 31, 2002, the Small Cap Equity Fund, the International Equity Fund, the S&P 500 Index Fund, and the International Index Fund incurred approximately $1,883,160, $1,149,004, $198,234 and $59,241 of net
realized capital and currency losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

At December 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                             Year of Expiration
                            --------------------
                              2009        2010       Total
                            --------   ---------   ----------
Equity Fund                 $ 15,177   4,469,542   $4,484,719

Small Cap Equity Fund        560,938   1,437,647    1,998,585

International Equity Fund    648,443   4,360,866    5,009,309

S&P 500 Index Fund           618,955   3,819,734    4,438,689

Small Cap Index Fund              --     890,537      890,537

International Index Fund     126,308   2,844,045    2,970,353

Tax Advantaged Bond Fund         328       2,457        2,785

The Equity & Bond Fund had undistributed net realized gains of $41,884 in accordance with federal tax regulations at December 31, 2002.

The undistributed net investment income in accordance with the federal tax regulations at December 31, 2002, for the International Equity Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the International Index Fund was $24,341, $32,579, $157,093 and $45,577 respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities relates to wash sales, forward foreign currency contracts, mark-to-market of PFICs, and reclassification of REIT distributions. For the remaining Funds, the

                          STATE FARM MUTUAL FUND TRUST
undistributed net investment income in accordance with federal tax regulations at December 31, 2002 was the same as the undistributed net investment income reflected in the Statements of Assets and Liabilities.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Feeder Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statements of operations. Additionally, the International Equity and International Index Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

Investment Advisory and Management Services Agreement

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates as a specified percentage of average daily net assets:

Equity Fund                                               0.60%

Small Cap Equity Fund                                     0.80%

International Equity Fund                                 0.80%

S&P 500 Index Fund                                        0.15%

Small Cap Index Fund                                      0.25%

International Index Fund                                  0.25%

Equity and Bond Fund                                      None

Bond Fund                                                 0.10%

Tax Advantaged Bond Fund                                  0.10%

Money Market Fund                                         0.10%

LifePath Income Fund                                      0.35%

LifePath 2010 Fund                                        0.35%

LifePath 2020 Fund                                        0.35%

LifePath 2030 Fund                                        0.35%

LifePath 2040 Fund                                        0.35%

The Manager does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to the Manager to acquire shares of each Fund in which it invests. Because the underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

The Manager has engaged Capital Guardian as the investment sub-advisor to provide day-to-day portfolio management for the Small Cap Equity Fund and International Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. Capital Guardian's sub advisory fees for managing the respective portfolios are paid by the Manager. No additional advisory fees are charged to the Funds.

                          STATE FARM MUTUAL FUND TRUST

Distribution and Shareholder Services Agreements

The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. ("VP Management Corp.") Under terms of these agreements, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

                                    Class A   Class B
                                    -------   -------
All Funds other than Money Market    0.25%     0.65%

Money Market Fund                    0.15%     0.55%

The Trust has a separate shareholder services agreement with the Manager. Under terms of the shareholder services agreement, each Fund pays the Manager a fee of 0.25% of average daily nets assets of Class A and Class B.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to any officers during the six months ended June 30, 2003.

Expense Limitation Agreements

The Manager has agreed to reimburse the expenses incurred by the Funds that exceed the following annual percentages of such Fund's average daily net assets:

                                             Class A   Class B
                                             -------   -------
Equity Fund                                   1.20%     1.60%

Small Cap Equity Fund                         1.40%     1.80%

International Equity Fund                     1.50%     1.90%

S&P 500 Index Fund                             .80%     1.20%

Small Cap Index Fund                           .95%     1.35%

International Index Fund                      1.15%     1.55%

Equity and Bond Fund                           .50%      .90%

Bond Fund                                      .70%     1.10%

Tax Advantaged Bond Fund                       .70%     1.10%

Money Market Fund                              .60%     1.00%

LifePath Income Fund                          1.30%     1.70%

LifePath 2010 Fund                            1.30%     1.70%

LifePath 2020 Fund                            1.30%     1.70%

LifePath 2030 Fund                            1.30%     1.70%

LifePath 2040 Fund                            1.30%     1.70%

The Manager has agreed to reimburse all expenses incurred by the Equity and Bond Fund excluding distribution and transfer agent fees. These arrangements are voluntary and may be eliminated by the Manager at any time.

                          STATE FARM MUTUAL FUND TRUST

3. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

                            Six months ended June 30, 2003   Year ended December 31, 2002
                            ------------------------------   ----------------------------
                              Purchases         Sales          Purchases        Sales
                            -------------   --------------   -------------   ------------
Equity Fund                  $39,319,388       1,170,820       53,178,769      2,271,849

Small Cap Equity Fund         18,086,473       7,803,271       27,301,985     13,624,822

International Equity Fund      4,561,711       2,650,553       16,467,204      8,991,663

Equity and Bond Fund

   Equity Fund                11,533,642              --       24,813,839             --

   Bond Fund                  11,119,366         150,000       12,725,678      2,100,000

Bond Fund                     74,057,094      12,734,170       62,461,845     11,659,949

Tax Advantaged Bond Fund      16,588,391       1,200,286       18,200,783      4,091,935

Foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at June 30, 2003:

Foreign amount       Currency          Contracts      Settlement date        U.S. Dollar   Unrealized gain (loss)
--------------   -------------------   ---------   -----------------------   -----------   ----------------------
     268,199     Australian Dollar         1                    09/05/2003    $  179,287           $  2,275

     795,731     Canadian Dollar           2       07/14/2003 - 07/17/2003       585,151             38,294

   1,060,387     Euro                     10       07/01/2003 - 10/16/2003     1,214,706             77,625

      10,857     Great British Pound       3       07/01/2003 - 07/02/2003        17,916                 13

   1,929,095     Hong Kong Dollar          1                    10/16/2003       247,353              2,013

 152,361,106     Japanese Yen              4       07/17/2003 - 09/30/2003     1,271,702             14,894

     368,213     Swiss Franc               3       07/01/2003 - 07/14/2003       271,903             (4,152)
                                                                                                   --------
                                                                                   Total           $130,962
                                                                                                   ========

                          STATE FARM MUTUAL FUND TRUST

4. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2003 (Since inception on May 9, 2003 for all LifePath Funds)

                                           Class A Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions      Net
                            -----------   -------------   -----------   ----------
Equity Fund                 $19,735,988            --      3,084,783    16,651,205

Small Cap Equity Fund         8,289,428            --      1,095,877     7,193,551

International Equity Fund     2,276,254            --        409,928     1,866,326

S&P 500 Index Fund           48,648,340            --     10,158,689    38,489,651

Small Cap Index Fund         14,023,210            --      1,491,492    12,531,718

International Index Fund      3,679,205            --        615,350     3,063,855

Equity & Bond Fund           17,810,823       235,564      3,505,902    14,540,485

Bond Fund                    40,803,180     1,164,625      6,805,383    35,162,422

Tax Advantaged Bond Fund     16,987,475       543,308      2,968,413    14,562,370

Money Market Fund            52,324,616       138,270     30,300,856    22,162,030

LifePath Income Fund          3,649,497         1,884         40,000     3,611,381

LifePath 2010 Fund            3,071,525            --          2,641     3,068,884

LifePath 2020 Fund            4,493,451            --          1,966     4,491,485

LifePath 2030 Fund            1,478,248            --          1,570     1,476,678

LifePath 2040 Fund            1,081,131            --          2,437     1,078,694

                                             Class A Share Amounts
                            -----------------------------------------------------
                               Sales     Reinvestments   Redemptions       Net
                            ----------   -------------   -----------   ----------
Equity Fund                  2,956,826           --          459,000    2,497,826

Small Cap Equity Fund        1,156,353           --          153,601    1,002,752

International Equity Fund      361,167           --           65,439      295,728

S&P 500 Index Fund           7,123,134           --        1,481,112    5,642,022

Small Cap Index Fund         1,682,059           --          178,315    1,503,744

International Index Fund       579,435           --           96,665      482,770

Equity & Bond Fund           2,155,658       27,264          425,323    1,757,599

Bond Fund                    3,779,687      107,569          629,097    3,258,159

Tax Advantaged Bond Fund     1,532,449       49,056          265,696    1,315,809

Money Market Fund           52,324,616      138,270       30,300,856   22,162,030

LifePath Income Fund           353,058          183            3,839      349,402

LifePath 2010 Fund             295,399           --              253      295,146

LifePath 2020 Fund             427,891           --              186      427,705

LifePath 2030 Fund             140,619           --              149      140,470

LifePath 2040 Fund             103,356           --              222      103,134

                                           Class B Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                 $ 9,148,285            --      1,139,036     8,009,249

Small Cap Equity Fund         3,732,320            --        367,847     3,364,473

International Equity Fund       937,444            --        105,452       831,992

S&P 500 Index Fund           21,520,765            --      2,114,341    19,406,424

Small Cap Index Fund          6,147,041            --        500,857     5,646,184

International Index Fund      1,775,730            --        220,090     1,555,640

Equity & Bond Fund            7,959,236        69,790      1,571,257     6,457,769

Bond Fund                    17,912,580       480,095      2,283,026    16,109,649

Tax Advantaged Bond Fund      2,840,120       224,407        363,914     2,700,613

Money Market Fund               370,789         2,912        166,294       207,407

LifePath Income Fund            561,404           108          4,169       557,343

LifePath 2010 Fund            1,031,795            --          6,000     1,025,795

LifePath 2020 Fund            1,105,593            --             --     1,105,593

LifePath 2030 Fund              717,222            --            658       716,564

LifePath 2040 Fund              454,289            --             --       454,289

                                           Class B Share Amounts
                            ------------------------------------------------------
                               Sales     Reinvestments   Redemptions       Net
                            ----------   -------------   -----------   ----------
Equity Fund                  1,379,970           --          172,433    1,207,537

Small Cap Equity Fund          524,105           --           51,482      472,623

International Equity Fund      151,060           --           16,978      134,082

S&P 500 Index Fund           3,160,892           --          311,698    2,849,194

Small Cap Index Fund           743,595           --           60,988      682,607

International Index Fund       276,748           --           34,505      242,243

Equity & Bond Fund             968,701        8,078          190,911      785,868

Bond Fund                    1,659,018       44,378          211,218    1,492,178

Tax Advantaged Bond Fund       256,182       20,395           32,380      244,197

Money Market Fund              370,789        2,912          166,294      207,407

LifePath Income Fund            55,404           10              401       55,013

LifePath 2010 Fund             100,143           --              576       99,567

LifePath 2020 Fund             106,089           --               --      106,089

LifePath 2030 Fund              69,427           --               62       69,365

LifePath 2040 Fund              44,607           --               --       44,607

                          STATE FARM MUTUAL FUND TRUST

Year ended December 31, 2002

                                            Class A Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                 $22,125,784       137,174       2,442,405   19,820,553
Small Cap Equity Fund        10,014,875            --       3,469,149    6,545,726
International Equity Fund     4,986,919       271,053       3,986,816    1,271,156
S&P 500 Index Fund           46,191,848       396,605       5,324,118   41,264,335
Small Cap Index Fund         14,232,703       189,300       2,830,095   11,591,908
International Index Fund      6,362,488       224,100       4,344,034    2,242,554
Equity & Bond Fund           26,004,523       912,676       3,523,986   23,393,213
Bond Fund                    35,582,441     1,659,526       3,858,682   33,383,285
Tax Advantaged Bond Fund     12,574,082     1,330,592       1,552,134   12,352,540
Money Market Fund            46,900,814       216,454      21,937,626   25,179,642

                                            Class A Share Amounts
                            -----------------------------------------------------
                               Sales     Reinvestments   Redemptions       Net
                            ----------   -------------   -----------   ----------
Equity Fund                  3,119,906       20,974          358,332    2,782,548
Small Cap Equity Fund        1,250,052           --          377,784      872,268
International Equity Fund      725,508       43,093          549,013      219,588
S&P 500 Index Fund           6,301,246       59,641          655,545    5,705,342
Small Cap Index Fund         1,580,989       23,286          266,666    1,337,609
International Index Fund       915,687       35,015          593,148      357,554
Equity & Bond Fund           3,063,630      111,595          426,900    2,748,325
Bond Fund                    3,383,267      157,775          366,902    3,174,140
Tax Advantaged Bond Fund     1,167,258      124,665          144,989    1,146,934
Money Market Fund           46,900,814      216,454       21,937,626   25,179,642

                                            Class B Dollar Amounts
                            -------------------------------------------------------
                                Sales      Reinvestments   Redemptions       Net
                            ------------   -------------   -----------   ----------
Equity Fund                 $ 9,001,370         15,551        918,386     8,098,535
Small Cap Equity Fund         3,696,112             --        340,771     3,355,341
International Equity Fund     1,259,682        185,705         68,266     1,377,121
S&P 500 Index Fund           20,168,072        105,068        109,717    20,163,423
Small Cap Index Fund          5,714,841        150,072         44,703     5,820,210
International Index Fund      2,352,357        137,205        139,002     2,350,560
Equity & Bond Fund           11,105,850        499,373      1,243,339    10,361,884
Bond Fund                    12,252,107      1,054,207        897,967    12,408,347
Tax Advantaged Bond Fund      2,078,120      1,057,035        161,420     2,973,735
Money Market Fund               260,624         38,670         32,812       266,482

                                           Class B Share Amounts
                            ----------------------------------------------------
                               Sales     Reinvestments   Redemptions      Net
                            ----------   -------------   -----------   ---------
Equity Fund                  1,267,930        2,393        132,332     1,137,991
Small Cap Equity Fund          463,752           --         43,251       420,501
International Equity Fund      180,531       29,666          9,394       200,803
S&P 500 Index Fund           2,753,017       15,800         15,064     2,753,753
Small Cap Index Fund           641,472       18,572          5,233       654,811
International Index Fund       330,789       21,472         19,107       333,154
Equity & Bond Fund           1,312,712       60,995        150,807     1,222,900
Bond Fund                    1,164,944      100,410         85,259     1,180,095
Tax Advantaged Bond Fund       193,142       99,153         14,971       277,324
Money Market Fund              260,624       38,670         32,812       266,482

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------      October 31, 2000 to
                                                          (Unaudited)        2002         2001           December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class A Shares
Net asset value, beginning of period                          $6.55           8.10         9.47               10.00

Income from Investment Operations
   Net investment income (a)                                   0.02           0.04         0.02                0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.53          (1.56)       (1.39)              (0.53)
                                                              -----         ------       ------               -----
   Total from investment operations                            0.55          (1.52)       (1.37)              (0.52)
                                                              -----         ------       ------               -----
Less Distributions
   Net investment income                                         --          (0.03)          --               (0.01)
                                                              -----         ------       ------               -----
   Total distributions                                           --          (0.03)          --               (0.01)
                                                              -----         ------       ------               -----
Net asset value, end of period                                $7.10           6.55         8.10                9.47
                                                              =====         ======       ======               =====
Total Return (b)                                               8.40%        (18.75)%     (14.47)%             (5.17)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $49.4           29.2         13.6                24.2

Average net asset ratios assuming expense limitations
   Expenses                                                    1.20%(c)       1.20%        1.20%               0.81%(c)
   Net investment income                                       0.74%(c)       0.58%        0.22%               0.86%(c)

Average net asset ratios absent expense limitations
   Expenses                                                    1.22%(c)       1.24%        1.27%               0.81%(c)
   Net investment income                                       0.72%(c)       0.54%        0.15%               0.86%(c)

Portfolio turnover rate                                           2%(c)          3%           1%                  0%(c)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     October 31, 2000 to
                                                          (Unaudited)        2002         2001          December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class B Shares
Net asset value, beginning of period                         $6.51            8.06         9.47                10.00

Income from Investment Operations
   Net investment income (a)                                  0.01            0.01        (0.02)                0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                             0.52           (1.55)       (1.39)               (0.53)
                                                             -----          ------       ------                -----
   Total from investment operations                           0.53           (1.54)       (1.41)               (0.52)
                                                             -----          ------       ------                -----
Less Distributions
   Net investment income                                        --           (0.01)          --                (0.01)
                                                             -----          ------       ------                -----
   Total distributions                                          --           (0.01)          --                (0.01)
                                                             -----          ------       ------                -----
Net asset value, end of period                               $7.04            6.51         8.06                 9.47
                                                             =====          ======       ======                =====
Total Return (b)                                              8.14%         (19.15)%     (14.89)%              (5.17)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $26.1            16.2         10.9                 24.2

Average net asset ratios assuming expense limitations
   Expenses                                                   1.60%(c)        1.60%        1.60%                0.81%(c)
   Net investment income                                      0.34%(c)        0.16%       (0.18)%               0.86%(c)

Average net asset ratios absent expense limitations
   Expenses                                                   1.62%(c)        1.64%        1.67%                0.81%(c)
   Net investment income                                      0.32%(c)        0.12%       (0.25)%               0.86%(c)

Portfolio turnover rate                                          2%(c)           3%           1%                   0%(c)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 5, 2000 to
                                                          (Unaudited)        2002         2001           December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class A Shares
Net asset value, beginning of period                        $  7.06           9.56         9.78               10.00

Income from Investment Operations
   Net investment income (a)                                  (0.01)         (0.02)       (0.04)               0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                              1.10          (2.48)       (0.17)              (0.22)
                                                            -------         ------        -----               -----
   Total from investment operations                            1.09          (2.50)       (0.21)              (0.21)
                                                            -------         ------        -----               -----
Less Distributions
   Net investment income (b)                                     --             --           --               (0.01)
   Net realized gain                                             --             --        (0.01)                 --
                                                            -------         ------        -----               -----
   Total distributions                                           --             --        (0.01)              (0.01)
                                                            -------         ------        -----               -----
Net asset value, end of period                              $  8.15           7.06         9.56                9.78
                                                            =======         ======        =====               =====
Total Return (c)                                              15.44%        (26.15)%      (2.14)%             (2.13)%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $  37.9           25.8         26.6                24.5

Average net asset ratios assuming expense limitations
   Expenses                                                    1.40%(d)       1.40%        1.40%               1.40%(d)
   Net investment income                                     (0.14)%(d)      (0.29)%      (0.42)%              1.02%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    1.49%(d)       1.48%        1.48%               1.55%(d)
   Net investment income                                     (0.23)%(d)      (0.37)%      (0.50)%              0.87%(d)

Portfolio turnover rate                                          30%(d)         29%          44%                 15%(d)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2003    -----------------------     December 5, 2000 to
                                                          (Unaudited)        2002         2001           December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class B Shares
Net asset value, beginning of period                        $  7.00           9.53         9.78               10.00

Income from Investment Operations
   Net investment income (a)                                  (0.02)         (0.06)       (0.08)               0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                              1.09          (2.47)       (0.16)              (0.22)
                                                            -------         ------        -----               -----
   Total from investment operations                            1.07          (2.53)       (0.24)              (0.21)
                                                            -------         ------        -----               -----
Less Distributions
   Net investment income (b)                                     --             --           --               (0.01)
   Net realized gain                                             --             --        (0.01)                 --
                                                            -------         ------        -----               -----
   Total distributions                                           --             --        (0.01)              (0.01)
                                                            -------         ------        -----               -----
Net asset value, end of period                              $  8.07           7.00         9.53                9.78
                                                            =======         ======        =====               =====
Total Return (c)                                              15.29%        (26.55)%      (2.45)%             (2.14)%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $  28.2           21.2         24.8                24.5

Average net asset ratios assuming expense limitations
   Expenses                                                    1.80%(d)       1.80%        1.80%               1.55%(d)
   Net investment income                                      (0.55)%(d)     (0.70)%      (0.82)%              0.87%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    1.87%(d)       1.88%        1.88%               1.55%(d)
   Net investment income                                      (0.62)%(d)     (0.78)%      (0.90)%              0.87%(d)

Portfolio turnover rate                                          30%(d)         29%          44%                 15%(d)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                       From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------      December 5, 2000 to
                                                          (Unaudited)        2002         2001           December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class A Shares
Net asset value, beginning of period                         $6.34            7.77         9.64               10.00

Income from Investment Operations
   Net investment income (a)                                  0.05            0.02           --                  --
   Net gain (loss) on investments (both realized and
      unrealized)                                             0.40           (1.35)       (1.87)              (0.36)
                                                             -----          ------       ------               -----
   Total from investment operations                           0.45           (1.33)       (1.87)              (0.36)
                                                             -----          ------       ------               -----
Less Distributions
   Net investment income (b)                                    --           (0.10)          --                  --
   Net realized gain (c)                                        --              --           --                  --
                                                             -----          ------       ------               -----
   Total distributions                                          --           (0.10)          --                  --
                                                             -----          ------       ------               -----
Net asset value, end of period                               $6.79            6.34         7.77                9.64
                                                             =====          ======       ======               =====
Total Return (d)                                              7.10%         (17.17)%     (19.35)%             (3.56)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $21.7            18.4         20.8                24.1

Average net asset ratios assuming expense limitations
   Expenses                                                   1.50%(e)        1.50%        1.50%               1.50%(e)
   Net investment income                                      1.44%(e)        0.23%        0.05%               0.71%(e)

Average net asset ratios absent expense limitations
   Expenses                                                   2.02%(e)        2.00%        1.75%               2.05%(e)
   Net investment income                                      0.92%(e)       (0.27)%      (0.20)%              0.16%(e)

Portfolio turnover rate                                         14%(e)          24%          26%                  6%(e)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001 and 2000.
(c)  Distributions represent less than $0.01 per share in 2001.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 5, 2000 to
                                                          (Unaudited)        2002         2001           December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class B Shares
Net asset value, beginning of period                         $6.31            7.74         9.64               10.00

Income from Investment Operations
   Net investment income (a)                                  0.03           (0.01)       (0.03)                 --
   Net gain (loss) on investments (both realized and
      unrealized)                                             0.40           (1.35)       (1.87)              (0.36)
                                                             -----           -----       ------               -----
   Total from investment operations                           0.43           (1.36)       (1.90)              (0.36)
                                                             -----           -----       ------               -----
Less Distributions
   Net investment income (b)                                    --           (0.07)          --                  --
   Net realized gain (c)                                        --              --           --                  --
                                                             -----           -----       ------               -----
   Total distributions                                          --           (0.07)          --                  --
                                                             -----           -----       ------               -----
Net asset value, end of period                               $6.74            6.31         7.74                9.64
                                                             =====           =====       ======               =====
Total Return (d)                                              6.81%         (17.59)%     (19.66)%             (3.58)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $19.6            17.4         19.8                24.1

Average net asset ratios assuming expense limitations
   Expenses                                                   1.90%(e)        1.90%        1.90%               1.90%(e)
   Net investment income                                      1.03%(e)       (0.17)%      (0.35)%              0.31%(e)

Average net asset ratios absent expense limitations
   Expenses                                                   2.41%(e)        2.40%        2.15%               2.05%(e)
   Net investment income                                      0.52%(e)       (0.67)%      (0.60)%              0.16%(e)

Portfolio turnover rate                                         14%(e)          24%          26%                  6%(e)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001 and 2000.
(c)  Distributions representing less than $.01 per share were made in 2001.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 18, 2000 to
                                                          (Unaudited)        2002         2001           December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class A Shares
Net asset value, beginning of period                         $ 6.66           8.66         9.98                10.00

Income from Investment Operations
   Net investment income (a) (b)                               0.03           0.06         0.05                   --
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                          0.72          (2.02)       (1.33)               (0.02)
                                                             ------         ------       ------                -----
   Total from investment operations                            0.75          (1.96)       (1.28)               (0.02)
                                                             ------         ------       ------                -----
Less Distributions
   Net investment income (c)                                     --          (0.04)       (0.04)                  --
   Net realized gain (d)                                         --             --           --                   --
                                                             ------         ------       ------                -----
   Total distributions                                           --          (0.04)       (0.04)                  --
                                                             ------         ------       ------                -----
Net asset value, end of period                               $ 7.41           6.66         8.66                 9.98
                                                             ======         ======       ======                =====
Total Return (e)                                              11.26%        (22.60)%     (12.75)%              (0.19)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $111.8           62.9         32.4                 25.0

Average net asset ratios assuming expense limitations
   Expenses (a)                                                0.80%(f)       0.80%        0.80%                0.80%(f)
   Net investment income (a)                                   0.97%(f)       0.88%        0.57%                0.41%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                                0.88%(f)       0.86%        0.90%                2.96%(f)
   Net investment income (a)                                   0.89%(f)       0.82%        0.47%               (1.75)%(f)

Portfolio turnover rate (g)                                       4%            12%           9%                  10%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.73%, respectively, for the six months ended June 30, 2003.
(b) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------    December 18, 2000 to
                                                          (Unaudited)        2002          2001          December 31, 2000
                                                        ----------------    ------        ------     ------------------------
Class B Shares
Net asset value, beginning of period                          6.65            8.66          9.98              10.00

Income from Investment Operations
   Net investment income (a) (b)                              0.02            0.03          0.01                 --
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                         0.71           (2.02)        (1.31)             (0.02)
                                                            ------          ------        ------              -----
   Total from investment operations                           0.73           (1.99)        (1.30)             (0.02)
                                                            ------          ------        ------              -----
Less Distributions
   Net investment income (c)                                    --           (0.02)        (0.02)                --
   Net realized gain (d)                                        --              --            --                 --
                                                            ------          ------        ------              -----
   Total distributions                                          --           (0.02)        (0.02)                --
                                                            ------          ------        ------              -----
Net asset value, end of period                              $ 7.38            6.65          8.66               9.98
                                                            ======          ======        ======              =====
Total Return (e)                                             10.98%         (23.00)%      (13.03)%            (0.20)%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 63.6            38.4          26.1               24.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                               1.20%(f)        1.20%         1.20%              1.20%(f)
   Net investment income (a)                                  0.58%(f)        0.46%         0.17%              0.01%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                               1.28%(f)        1.27%         1.30%              2.95%(f)
   Net investment income (a)                                  0.50%(f)        0.39%         0.07%             (1.74)%(f)

Portfolio turnover rate (g)                                      4%             12%            9%                10%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.73%, respectively, for the six months ended June 30, 2003.
(b) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------    December 18, 2000 to
                                                          (Unaudited)        2002          2001         December 31, 2000
                                                        ----------------    ------        -----      ------------------------
Class A Shares
Net asset value, beginning of period                        $ 8.14           10.37        10.43               10.00

Income from Investment Operations
   Net investment income (a) (b)                              0.02            0.05         0.06                0.01
   Net gain (loss) on investments (both realized and
      unrealized)(a)                                          1.35           (2.23)        0.10                0.43
                                                            ------          ------        -----               -----
   Total from investment operations                           1.37           (2.18)        0.16                0.44
                                                            ------          ------        -----               -----
Less Distributions
   Net investment income (c)                                    --              --        (0.07)              (0.01)
   Net realized gain                                            --           (0.05)       (0.15)                 --
                                                            ------          ------        -----               -----
   Total distributions                                          --           (0.05)       (0.22)              (0.01)
                                                            ------          ------        -----               -----
Net asset value, end of period                              $ 9.51            8.14        10.37               10.43
                                                            ======          ======        =====               =====
Total Return (d)                                             16.71%         (21.06)%       1.42%               4.36%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 53.9            34.0         29.4                26.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                               0.95%(e)        0.95%        0.95%               0.95%(e)
   Net investment income (a)                                  0.57%(e)        0.53%        0.61%               2.75%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                               1.14%(e)        1.05%        1.08%               3.21%(e)
   Net investment income (a)                                  0.38%(e)        0.43%        0.48%               0.49%(e)

Portfolio turnover rate (f)                                     22%             28%          46%                  0%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.42%, respectively, for the six months ended June 30, 2003.
(b) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2002.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 rounds to less than 1% for the one year period.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 18, 2000 to
                                                          (Unaudited)        2002          2001         December 31, 2000
                                                        ----------------    ------        -----      ------------------------
Class B Shares
Net asset value, beginning of period                        $ 8.10           10.36        10.43               10.00

Income from Investment Operations
   Net investment income (a) (b)                              0.01            0.01         0.02                0.01
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                         1.33           (2.22)        0.09                0.43
                                                            ------          ------        -----               -----
   Total from investment operations                           1.34           (2.21)        0.11                0.44
                                                            ------          ------        -----               -----
Less Distributions
   Net investment income (c)                                    --              --        (0.03)              (0.01)
   Net realized gain                                            --           (0.05)       (0.15)                 --
                                                            ------          ------        -----               -----
   Total distributions                                          --           (0.05)       (0.18)              (0.01)
                                                            ------          ------        -----               -----
Net asset value, end of period                              $ 9.44            8.10        10.36               10.43
                                                            ======          ======        =====               =====
Total Return (d)                                             16.54%         (21.37)%       1.03%               4.35%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 37.7            26.8         27.5                26.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                               1.35%(e)        1.35%        1.35%               1.35%(e)
   Net investment income (a)                                  0.17%(e)        0.12%        0.21%               2.37%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                               1.51%(e)        1.45%        1.48%               3.21%(e)
   Net investment income (a)                                  0.01%(e)        0.02%        0.08%               0.51%(e)

Portfolio turnover rate (f)                                     22%             28%          46%                  0%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.42%, respectively, for the six months ended June 30, 2003.
(b) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2002.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 rounds to less than 1% for the one year period.

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 18, 2000 to
                                                          (Unaudited)        2002         2001          December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class A Shares
Net asset value, beginning of period                          $6.45           7.87        10.15               10.00

Income from Investment Operations
   Net investment income (a) (b)                               0.08           0.08         0.05                  --
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                          0.50          (1.43)       (2.31)               0.15
                                                              -----         ------       ------               -----
   Total from investment operations                            0.58          (1.35)       (2.26)               0.15
                                                              -----         ------       ------               -----
Less Distributions
   Net investment income (c)                                     --          (0.07)       (0.02)                 --
   Net realized gain (d)                                         --             --           --                  --
                                                              -----         ------       ------               -----
   Total distributions                                           --          (0.07)       (0.02)                 --
                                                              -----         ------       ------               -----
Net asset value, end of period                                $7.03           6.45         7.87               10.15
                                                              =====         ======       ======               =====
Total Return (e)                                               8.99%        (17.08)%     (22.19)%              1.50%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $24.7           19.5         21.0                25.4

Average net asset ratios assuming expense limitations
   Expenses (a)                                                1.15%(f)       1.15%        1.15%               1.15%(f)
   Net investment income (a)                                   2.61%(f)       1.06%        0.59%               0.67%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                                1.39%(f)       1.27%        1.29%               3.36%(f)
   Net investment income (a)                                   2.37%(f)       0.94%        0.45%              (1.54)%(f)

Portfolio turnover rate (g)                                       4%            20%           7%                 45%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 3.49%, respectively, for the six months ended June 30, 2003.
(b) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions representing less than $.01 per share were made in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 18, 2000 to
                                                          (Unaudited)        2002         2001          December 31, 2000
                                                        ----------------    ------       ------      ------------------------
Class B Shares
Net asset value, beginning of period                          6.44            7.87        10.15                10.00

Income from Investment Operations
   Net investment income (a) (b)                              0.07            0.05         0.02                   --
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                         0.50           (1.43)       (2.30)                0.15
                                                             -----          ------       ------                -----
   Total from investment operations                           0.57           (1.38)       (2.28)                0.15
                                                             -----          ------       ------                -----
Less Distributions
   Net investment income (c)                                    --           (0.05)          --                   --
   Net realized gain (d)                                        --              --           --                   --
                                                             -----          ------       ------                -----
   Total distributions                                          --           (0.05)          --                   --
                                                             -----          ------       ------                -----
Net asset value, end of period                               $7.01            6.44         7.87                10.15
                                                             =====          ======       ======                =====
Total Return (e)                                              8.85%         (17.56)%     (22.43)%               1.51%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $22.0            18.7         20.2                 25.4

Average net asset ratios assuming expense limitations
   Expenses (a)                                               1.55%(f)        1.55%        1.55%                1.55%(f)
   Net investment income (a)                                  2.18%(f)        0.66%        0.19%                0.27%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                               1.77%(f)        1.67%        1.69%                3.36%(f)
   Net investment income (a)                                  1.96%(f)        0.54%        0.05%               (1.54)%(f)

Portfolio turnover rate (g)                                      4%             20%           7%                  45%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 3.49%, respectively, for the six months ended June 30, 2003.
(b) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     October 31, 2000 to
                                                          (Unaudited)         2002         2001         December 31, 2000
                                                        ----------------     -----        -----      ------------------------
Class A Shares
Net asset value, beginning of period                         $ 8.10           8.98         9.78                10.00

Income from Investment Operations
   Net investment income (a)                                   0.05           0.19         0.24                 0.05
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.49          (0.97)       (0.79)               (0.22)
                                                             ------          -----        -----                -----
   Total from investment operations                            0.54          (0.78)       (0.55)               (0.17)
                                                             ------          -----        -----                -----
Less Distributions
   Net investment income                                      (0.05)         (0.10)       (0.23)               (0.05)
   Net realized gain (b)                                         --             --        (0.02)                  --
                                                             ------          -----        -----                -----
   Total distributions                                        (0.05)         (0.10)       (0.25)               (0.05)
                                                             ------          -----        -----                -----
Net asset value, end of period                               $ 8.59           8.10         8.98                 9.78
                                                             ======          =====        =====                =====
Total Return (c)                                               6.63%         (7.93)%      (5.67)%              (1.71)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 66.7           48.6         29.3                 24.6

Average net asset ratios assuming expense limitations
   Expenses                                                    0.50%(d)       0.50%        0.09%                0.00%(d)
   Net investment income                                       1.30%(d)       2.30%        2.62%                3.04%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    0.58%(d)       0.61%        0.21%                0.21%(d)
   Net investment income                                       1.22%(d)       2.19%        2.50%                2.83%(d)

Portfolio turnover rate                                           0%(d)          3%           6%                  11%(d)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2002.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     October 31, 2000 to
                                                          (Unaudited)         2002         2001         December 31, 2000
                                                        ----------------     -----        -----      ------------------------
Class B Shares
Net asset value, beginning of period                         $ 8.10           8.97         9.78               10.00

Income from Investment Operations
   Net investment income (a)                                   0.04           0.16         0.23                0.05
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.48          (0.95)       (0.80)              (0.22)
                                                             ------          -----        -----               -----
   Total from investment operations                            0.52          (0.79)       (0.57)              (0.17)
                                                             ------          -----        -----               -----
Less Distributions
   Net investment income                                      (0.03)         (0.08)       (0.22)              (0.05)
   Net realized gain (b)                                         --             --        (0.02)                 --
                                                             ------          -----        -----               -----
   Total distributions                                        (0.03)         (0.08)       (0.24)              (0.05)
                                                             ------          -----        -----               -----
Net asset value, end of period                               $ 8.59           8.10         8.97                9.78
                                                             ======          =====        =====               =====
Total Return (c)                                               6.43%         (8.25)%      (5.90)%             (1.71)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 42.0           33.3         25.9                24.6

Average net asset ratios assuming expense limitations
   Expenses                                                    0.90%(d)       0.90%        0.15%               0.00%(d)
   Net investment income                                       0.91%(d)       1.85%        2.46%               3.04%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    0.98%(d)       1.01%        0.27%               0.21%(d)
   Net investment income                                       0.83%(d)       1.74%        2.34%               2.83%(d)

Portfolio turnover rate                                           0%(d)          3%           6%                 11%(d)

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2002.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                 Year ended              From commencement
                                                        Six months ended         December 31,        of investment operations
                                                         June 30, 2003     -----------------------     October 31, 2000 to
                                                          (Unaudited)          2002        2001         December 31, 2000
                                                        ----------------      -----       -----      ------------------------
Class A Shares
Net asset value, beginning of period                         $10.73           10.35       10.25               10.00

Income from Investment Operations
   Net investment income                                       0.21            0.51        0.60                0.10
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.18            0.40        0.14                0.25
                                                             ------           -----       -----               -----
   Total from investment operations                            0.39            0.91        0.74                0.35
                                                             ------           -----       -----               -----
Less Distributions
   Net investment income                                      (0.21)          (0.51)      (0.60)              (0.10)
   Net realized gain                                             --           (0.02)      (0.04)                 --
                                                             ------           -----       -----               -----
   Total distributions                                        (0.21)          (0.53)      (0.64)              (0.10)
                                                             ------           -----       -----               -----
Net asset value, end of period                               $10.91           10.73       10.35               10.25
                                                             ======           =====       =====               =====
Total Return (a)                                               3.69%           9.02%       7.42%               3.54%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 92.4            55.8        21.0                25.5

Average net asset ratios assuming expense limitations
   Expenses                                                    0.67%(b)        0.70%       0.70%               0.29%(b)
   Net investment income                                       3.95%(b)        4.80%       5.74%               6.35%(b)

Average net asset ratios absent expense limitations
   Expenses                                                    0.67%(b)        0.71%       0.73%               0.29%(b)
   Net investment income                                       3.95%(b)        4.79%       5.71%               6.35%(b)

Portfolio turnover rate                                          18%(b)          15%         26%                190%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     October 31, 2000 to
                                                          (Unaudited)         2002         2001         December 31, 2000
                                                        ----------------     -----        -----      ------------------------
Class B Shares
Net asset value, beginning of period                         $10.73          10.35        10.25              10.00

Income from Investment Operations
   Net investment income                                       0.19           0.47         0.56               0.10
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.19           0.40         0.14               0.25
                                                             ------          -----        -----              -----
   Total from investment operations                            0.38           0.87         0.70               0.35
                                                             ------          -----        -----              -----
Less Distributions
   Net investment income                                      (0.19)         (0.47)       (0.56)             (0.10)
   Net realized gain                                             --          (0.02)       (0.04)                --
                                                             ------          -----        -----              -----
   Total distributions                                        (0.19)         (0.49)       (0.60)             (0.10)
                                                             ------          -----        -----              -----
Net asset value, end of period                               $10.92          10.73        10.35              10.25
                                                             ======          =====        =====              =====
Total Return (a)                                               3.59%          8.59%        7.00%              3.54%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 48.2           31.4         18.0               25.4

Average net asset ratios assuming expense limitations
   Expenses                                                    1.08%(b)       1.10%        1.10%              0.29%(b)
   Net investment income                                       3.55%(b)       4.44%        5.34%              6.35%(b)

Average net asset ratios absent expense limitations
   Expenses                                                    1.08%(b)       1.11%        1.13%              0.29%(b)
   Net investment income                                       3.55%(b)       4.43%        5.31%              6.35%(b)

Portfolio turnover rate                                          18%(b)         15%          26%               190%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     October 31, 2000 to
                                                          (Unaudited)         2002         2001         December 31, 2000
                                                        ----------------     -----        -----      ------------------------
Class A Shares
Net asset value, beginning of period                        $10.97           10.23        10.29              10.00

Income from Investment Operations
   Net investment income                                      0.21            0.43         0.44               0.09
   Net gain (loss) on investments (both realized and
      unrealized)                                             0.27            0.74        (0.06)              0.29
                                                            ------           -----        -----              -----
   Total from investment operations                           0.48            1.17         0.38               0.38
                                                            ------           -----        -----              -----
Less Distributions
   Net investment income                                     (0.21)          (0.43)       (0.44)             (0.09)
                                                            ------           -----        -----              -----
   Total distributions                                       (0.21)          (0.43)       (0.44)             (0.09)
                                                            ------           -----        -----              -----
Net asset value, end of period                              $11.24           10.97        10.23              10.29
                                                            ======           =====        =====              =====
Total Return (a)                                              4.43%          11.64%        3.77%              3.79%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 59.5            43.7         29.0               26.0

Average net asset ratios assuming expense limitations
   Expenses                                                   0.70%(b)        0.70%        0.70%              0.36%(b)
   Net investment income                                      3.86%(b)        4.03%        4.26%              5.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                                   0.70%(b)        0.71%        0.71%              0.36%(b)
   Net investment income                                      3.86%(b)        4.02%        4.25%              5.47%(b)

Portfolio turnover rate                                          3%(b)           7%           0%                 0%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     October 31, 2000 to
                                                          (Unaudited)         2002         2001         December 31, 2000
                                                        ----------------     -----        -----      ------------------------
Class B Shares
Net asset value, beginning of period                        $10.97           10.23        10.29              10.00

Income from Investment Operations
   Net investment income                                      0.19            0.39         0.40               0.09
   Net gain (loss) on investments (both realized and
      unrealized)                                             0.27            0.74        (0.06)              0.29
                                                            ------           -----        -----              -----
   Total from investment operations                           0.46            1.13         0.34               0.38
                                                            ------           -----        -----              -----
Less Distributions
   Net investment income                                     (0.19)          (0.39)       (0.40)             (0.09)
                                                            ------           -----        -----              -----
   Total distributions                                       (0.19)          (0.39)       (0.40)             (0.09)
                                                            ------           -----        -----              -----
Net asset value, end of period                              $11.24           10.97        10.23              10.29
                                                            ======           =====        =====              =====
Total Return (a)                                              4.23%          11.20%        3.35%              3.79%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 35.5            32.0         27.0               26.0

Average net asset ratios assuming expense limitations
   Expenses                                                   1.10%(b)        1.10%        1.10%              0.36%(b)
   Net investment income                                      3.45%(b)        3.64%        3.86%              5.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                                   1.10%(b)        1.12%        1.11%              0.36%(b)
   Net investment income                                      3.45%(b)        3.62%        3.85%              5.47%(b)

Portfolio turnover rate                                          3%(b)           7%           0%                 0%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 12, 2000 to
                                                          (Unaudited)         2002         2001         December 31, 2000
                                                        ----------------     -----        -----      ------------------------
Class A Shares
Net asset value, beginning of period                        $1.00             1.00         1.00               1.00

Income from Investment Operations
   Net investment income (a)                                   --             0.01         0.04                 --
                                                            -----            -----        -----               ----
   Total from investment operations                            --             0.01         0.04                 --
                                                            -----            -----        -----               ----
Less Distributions
   Net investment income (a)                                   --            (0.01)       (0.04)                --
                                                            -----            -----        -----               ----
   Total distributions                                         --            (0.01)       (0.04)                --
                                                            -----            -----        -----               ----
Net asset value, end of period                              $1.00             1.00         1.00               1.00
                                                            =====            =====        =====               ====
Total Return (b)                                             0.32%            1.14%        3.62%              0.29%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $58.4             36.2         11.0                5.0

Average net asset ratios assuming expense limitations
   Expenses                                                  0.60%(c)         0.60%        0.60%              0.60%(c)
   Net investment income                                     0.64%(c)         1.10%        3.22%              5.94%(c)

Average net asset ratios absent expense limitations
   Expenses                                                  0.62%(c)         0.71%        0.84%              1.93%(c)
   Net investment income                                     0.62%(c)         0.99%        2.98%              4.61%(c)

(a) Net investment income and distributions represent less than $0.01 per share for the periods ended June 30, 2003 and December 31, 2000.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                         June 30, 2003     -----------------------     December 12, 2000 to
                                                          (Unaudited)         2002         2001         December 31, 2000
                                                        ----------------     -----        -----      ------------------------
Class B Shares
Net asset value, beginning of period                        $1.00             1.00         1.00              1.00

Income from Investment Operations
   Net investment income (a)                                   --             0.01         0.03                --
                                                            -----            -----        -----              ----
   Total from investment operations                            --             0.01         0.03                --
                                                            -----            -----        -----              ----
Less Distributions
   Net investment income (a)                                   --            (0.01)       (0.03)               --
                                                            -----            -----        -----              ----
   Total distributions                                         --            (0.01)       (0.03)               --
                                                            -----            -----        -----              ----
Net asset value, end of period                              $1.00             1.00         1.00              1.00
                                                            =====            =====        =====              ====
Total Return (b)                                             0.12%            0.74%        3.21%             0.27%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 5.7              5.4          5.2               5.0

Average net asset ratios assuming expense limitations
   Expenses                                                  1.00%(c)         1.00%        1.00%             1.00%(c)
   Net investment income                                     0.24%(c)         0.73%        3.15%             5.54%(c)

Average net asset ratios absent expense limitations
   Expenses                                                  1.01%(c)         1.13%        1.26%             1.93%(c)
   Net investment income                                     0.23%(c)         0.60%        2.89%             4.61%(c)

(a) Net investment income and distributions represent less than $0.01 per share for the six months ended June 30, 2003 and the year ended December 31, 2000.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                        From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class A Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.30
                                                                              ------
   Total from investment operations                                             0.31
                                                                              ------
Less Distributions
   Net investment income                                                       (0.01)
                                                                              ------
   Total distributions                                                         (0.01)
                                                                              ------
Net asset value, end of period                                                $10.30
                                                                              ======
Total Return (c)                                                                3.10%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  3.6

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.30%(d)
   Net investment income (a)                                                    1.16%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 6.54%(d
   Net investment income (a)                                                   (4.08)%(d)

Portfolio turnover rate (e)                                                       28%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.65%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                         From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class B Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.30
                                                                              ------
   Total from investment operations                                             0.31
                                                                              ------
Less Distributions
   Net investment income                                                       (0.01)
                                                                              ------
   Total distributions                                                         (0.01)
                                                                              ------
Net asset value, end of period                                                $10.30
                                                                              ======
Total Return (c)                                                                3.00%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  0.6

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.70%(d)
   Net investment income (a)                                                    0.96%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 8.81%(d)
   Net investment income (a)                                                   (6.15)%(d)

Portfolio turnover rate (e)                                                       28%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.65%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                         From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class A Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.37
                                                                              ------
   Total from investment operations                                             0.38
                                                                              ------
Less Distributions
   Net investment income                                                          --
                                                                              ------
   Total distributions                                                            --
                                                                              ------
Net asset value, end of period                                                $10.38
                                                                              ======
Total Return (c)                                                                3.80%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  3.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.30%(d)
   Net investment income (a)                                                    1.06%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 6.04%(d)
   Net investment income (a)                                                   (3.68)%(d)

Portfolio turnover rate (e)                                                       23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.45%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                        From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                            (Unaudited)
                                                                   ----------------------------
Class B Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.37
                                                                              ------
   Total from investment operations                                             0.38
                                                                              ------
Less Distributions
   Net investment income                                                          --
                                                                              ------
   Total distributions                                                            --
                                                                              ------
Net asset value, end of period                                                $10.38
                                                                              ======
Total Return (c)                                                                3.80%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  1.0

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.70%(d)
   Net investment income (a)                                                    0.77%(d

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 7.51%(d)
   Net investment income (a)                                                   (5.04)%(d

Portfolio turnover rate (e)                                                       23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.45%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                         From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class A Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.45
                                                                              ------
   Total from investment operations                                             0.46
                                                                              ------
Less Distributions
   Net investment income                                                          --
                                                                              ------
   Total distributions                                                            --
                                                                              ------
Net asset value, end of period                                                $10.46
                                                                              ======
Total Return (c)                                                                4.60%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  4.5

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.30%(d)
   Net investment income (a)                                                    0.93%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 5.81%(d)
   Net investment income (a)                                                   (3.58)%(d)

Portfolio turnover rate (d)                                                       20%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.21%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                        From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class B Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.45
                                                                              ------
   Total from investment operations                                             0.46
                                                                              ------
Less Distributions
   Net investment income                                                          --
                                                                              ------
   Total distributions                                                            --
                                                                              ------
Net asset value, end of period                                                $10.46
                                                                              ======
Total Return (c)                                                                4.60%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  1.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.70%(d)
   Net investment income (a)                                                    0.53%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 7.27%(d)
   Net investment income (a)                                                   (5.04)%(d)

Portfolio turnover rate (e)                                                       20%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.21%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                         From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class A Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.54
                                                                              ------
   Total from investment operations                                             0.55
                                                                              ------
Less Distributions
   Net investment income                                                          --
                                                                              ------
   Total distributions                                                            --
                                                                              ------
Net asset value, end of period                                                $10.55
                                                                              ======
Total Return (c)                                                                5.50%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  1.5

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.30%(d)
   Net investment income (a)                                                    1.01%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 7.25%(d)
   Net investment income (a)                                                   (4.94)%(d)

Portfolio turnover rate (e)                                                       33%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.07%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                         From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class B Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.53
                                                                              ------
   Total from investment operations                                             0.54
                                                                              ------
Less Distributions
   Net investment income                                                          --
                                                                              ------
   Total distributions                                                            --
                                                                              ------
Net asset value, end of period                                                $10.54
                                                                              ======
Total Return (c)                                                                5.40%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  0.7

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.70%(d)
   Net investment income (a)                                                    0.67%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 8.47%(d)
   Net investment income (a)                                                   (6.10)%(d)

Portfolio turnover rate (e)                                                       33%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.07%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                        From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class A Shares
Net asset value, beginning of period                                          $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.01
   Net gain (loss) on investments (both realized and unrealized)                0.59
                                                                              ------
   Total from investment operations                                             0.60
                                                                              ------
Less Distributions
   Net investment income                                                          --
                                                                              ------
   Total distributions                                                            --
                                                                              ------
Net asset value, end of period                                                $10.60
                                                                              ======
Total Return (c)                                                                6.00%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  1.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 1.30%(d
   Net investment income (a)                                                    0.91%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 8.59%(d)
   Net investment income (a)                                                   (6.38)%(d)

Portfolio turnover rate (e)                                                       27%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.03%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                        From commencement
                                                                     of investment operations
                                                                   May 9, 2003 to June 30, 2003
                                                                           (Unaudited)
                                                                   ----------------------------
Class B Shares
Net asset value, beginning of period                                        $10.00

Income from Investment Operations
   Net investment income (a) (b)                                              0.01
   Net gain (loss) on investments (both realized and unrealized)              0.59
                                                                            ------
   Total from investment operations                                           0.60
                                                                            ------
Less Distributions
   Net investment income                                                        --
                                                                            ------
   Total distributions                                                          --
                                                                            ------
Net asset value, end of period                                              $10.60
                                                                            ======
Total Return (c)                                                              6.00%

Ratios/Supplemental Data
Net assets, end of period (millions)                                        $  0.5

Average net asset ratios assuming expense limitations
   Expenses (a)                                                               1.70%(d)
   Net investment income (a)                                                  0.56%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                               9.54%(d)
   Net investment income (a)                                                 (7.28)%(d)

Portfolio turnover rate (e)                                                     27%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.03%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares       Value
                                                -------   ------------
COMMON STOCKS (96.41%)

ADVERTISING (0.20%)
Interpublic Group of Companies Inc.             119,121   $  1,593,839
Omnicom Group Inc.                               57,658      4,134,079
                                                          ------------
                                                             5,727,918
                                                          ------------
AEROSPACE / DEFENSE (1.44%)
Boeing Co. (The)                                257,180      8,826,418
General Dynamics Corp.                           60,415      4,380,087
Goodrich (B.F.) Co.                              35,903        753,963
Lockheed Martin Corp.                           137,751      6,552,815
Northrop Grumman Corp.                           55,943      4,827,321
Raytheon Co.                                    125,564      4,123,522
Rockwell Collins Inc.                            54,585      1,344,429
United Technologies Corp.                       143,177     10,141,227
                                                          ------------
                                                            40,949,782
                                                          ------------
AIRLINES (0.16%)
Delta Air Lines Inc.                             37,668        552,966
Southwest Airlines Co.                          238,215      4,097,298
                                                          ------------
                                                             4,650,264
                                                          ------------
APPAREL(0.29%)
Jones Apparel Group Inc. (1)                     39,228      1,147,811
Liz Claiborne Inc.                               32,812      1,156,623
Nike Inc. Class B                                80,805      4,322,259
Reebok International Ltd. (1)                    18,116        609,241
VF Corp.                                         33,123      1,125,188
                                                          ------------
                                                             8,361,122
                                                          ------------
AUTO MANUFACTURERS (0.54%)
Ford Motor Company                              560,186      6,156,444
General Motors Corp.                            171,480      6,173,280
Navistar International Corp. (1)                 20,842        680,074
PACCAR Inc.                                      35,546      2,401,488
                                                          ------------
                                                            15,411,286
                                                          ------------
AUTO PARTS & EQUIPMENT (0.10%)
Cooper Tire & Rubber Co.                         22,440        394,720
Dana Corp.                                       45,369        524,466
Delphi Corp.                                    171,277      1,478,121
Goodyear Tire & Rubber Co. (The)                 53,469        280,712
Visteon Corp.                                    39,824        273,591
                                                          ------------
                                                             2,951,610
                                                          ------------
BANKS (7.23%)
AmSouth Bancorp                                 107,533      2,348,521
Bank of America Corp.                           458,317     36,220,793
Bank of New York Co. Inc. (The)                 235,841      6,780,429
Bank One Corp.                                  349,545     12,996,083
BB&T Corp.                                      144,145      4,944,173
Charter One Financial Inc.                       68,798      2,145,122
Comerica Inc.                                    53,563      2,490,679
Fifth Third Bancorp                             175,722   $ 10,075,899
First Tennessee National Corp.                   38,613      1,695,497
FleetBoston Financial Corp.                     321,648      9,556,162
Golden West Financial Corp.                      46,728      3,738,707
Huntington Bancshares Inc.                       70,082      1,368,001
KeyCorp                                         129,451      3,271,227
Marshall & Ilsley Corp.                          69,309      2,119,469
Mellon Financial Corp.                          131,958      3,661,834
National City Corp.                             187,092      6,119,779
North Fork Bancorp Inc.                          48,011      1,635,255
Northern Trust Corp.                             67,500      2,820,825
PNC Financial Services Group                     86,580      4,225,970
Regions Financial Corp.                          67,915      2,294,169
SouthTrust Corp.                                104,179      2,833,669
State Street Corp.                              101,659      4,005,365
SunTrust Banks Inc.                              85,733      5,087,396
Synovus Financial Corp.                          92,832      1,995,888
U.S. Bancorp                                    587,241     14,387,404
Union Planters Corp.                             60,698      1,883,459
Wachovia Corp.                                  411,585     16,446,937
Washington Mutual Inc.                          284,721     11,758,977
Wells Fargo & Company                           512,506     25,830,302
Zions Bancorporation                             27,629      1,398,304
                                                          ------------
                                                           206,136,295
                                                          ------------
BEVERAGES (2.72%)
Anheuser-Busch Companies Inc.                   255,299     13,033,014
Brown-Forman Corp. Class B                       18,421      1,448,259
Coca-Cola Co. (The)                             753,625     34,975,736
Coca-Cola Enterprises Inc.                      138,255      2,509,328
Coors (Adolf) Company Class B                    11,097        543,531
Pepsi Bottling Group Inc.                        84,011      1,681,900
PepsiCo Inc.                                    525,669     23,392,270
                                                          ------------
                                                            77,584,038
                                                          ------------
BIOTECHNOLOGY (1.14%)
Amgen Inc. (1)                                  385,356     25,603,053
Biogen Inc. (1)                                  45,379      1,724,402
Chiron Corp. (1)                                 57,091      2,496,019
Genzyme Corp. - General Division (1)             65,990      2,758,382
                                                          ------------
                                                            32,581,856
                                                          ------------
BUILDING MATERIALS (0.22%)
American Standard Companies Inc. (1)             22,008      1,627,051
Masco Corp.                                     145,917      3,480,120
Vulcan Materials Co.                             31,075      1,151,950
                                                          ------------
                                                             6,259,121
                                                          ------------
CHEMICALS (1.37%)
Air Products & Chemicals Inc.                    69,498      2,891,117
Ashland Inc.                                     20,843        639,463

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                  Shares        Value
                                                ---------   ------------
COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
Dow Chemical Co. (The)                            280,049   $  8,670,317
Du Pont (E.I.) de Nemours and Co.                 304,667     12,686,334
Eastman Chemical Co.                               23,638        748,615
Engelhard Corp.                                    38,636        957,014
Great Lakes Chemical Corp.                         15,312        312,365
Hercules Inc. (1)                                  33,515        331,798
Monsanto Co.                                       79,924      1,729,555
PPG Industries Inc.                                51,899      2,633,355
Praxair Inc.                                       49,683      2,985,948
Rohm & Haas Co.                                    67,889      2,106,596
Sherwin-Williams Co. (The)                         45,019      1,210,111
Sigma-Aldrich Corp.                                21,732      1,177,440
                                                            ------------
                                                              39,080,028
                                                            ------------
COMMERCIAL SERVICES (1.06%)
Apollo Group Inc. Class A (1)                      53,585      3,309,410
Block (H & R) Inc.                                 54,768      2,368,716
Cendant Corp. (1)                                 311,741      5,711,095
Concord EFS Inc. (1)                              149,041      2,193,884
Convergys Corp. (1)                                45,418        726,688
Deluxe Corp.                                       16,972        760,346
Donnelley (R.R.) & Sons Co.                        34,616        904,862
Ecolab Inc.                                        80,351      2,056,986
Equifax Inc.                                       43,238      1,124,188
McKesson Corp.                                     88,651      3,168,387
Monster Worldwide Inc. (1)                         34,149        673,760
Moody's Corp.                                      45,420      2,394,088
Paychex Inc.                                      115,121      3,374,197
Quintiles Transnational Corp. (1)                  36,106        512,344
Robert Half International Inc. (1)                 52,196        988,592
                                                            ------------
                                                              30,267,543
                                                            ------------
COMPUTERS (5.48%)
Apple Computer Inc. (1)                           111,789      2,137,406
Cisco Systems Inc. (1)                          2,147,336     35,839,038
Computer Sciences Corp. (1)                        57,249      2,182,332
Dell Computer Corp. (1)                           785,781     25,113,561
Electronic Data Systems Corp.                     146,300      3,138,135
EMC Corp. (1)                                     669,325      7,007,833
Gateway Inc. (1)                                   98,834        360,744
Hewlett-Packard Co.                               933,764     19,889,173
International Business Machines Corp.             528,619     43,611,067
Lexmark International Inc. (1)                     38,989      2,759,252
NCR Corp. (1)                                      29,289        750,384
Network Appliance Inc. (1)                        103,803      1,682,647
Sun Microsystems Inc. (1)                         987,804      4,543,898
SunGard Data Systems Inc. (1)                      86,960      2,253,134
Unisys Corp. (1)                                  100,177      1,230,174
Veritas Software Corp. (1)                        126,855      3,636,933
                                                            ------------
                                                             156,135,711
                                                            ------------
COSMETICS / PERSONAL CARE (2.43%)
Alberto-Culver Co. Class B                         17,924   $    915,916
Avon Products Inc.                                 71,882      4,471,060
Colgate-Palmolive Co.                             164,578      9,537,295
Gillette Co. (The)                                312,483      9,955,708
International Flavors & Fragrances Inc.            28,796        919,456
Kimberly-Clark Corp.                              155,683      8,117,312
Procter & Gamble Co.                              396,066     35,321,166
                                                            ------------
                                                              69,237,913
                                                            ------------
DISTRIBUTION / WHOLESALE (0.28%)
Costco Wholesale Corp. (1)                        139,512      5,106,139
Genuine Parts Co.                                  53,156      1,701,524
Grainger (W.W.) Inc.                               28,008      1,309,654
                                                            ------------
                                                               8,117,317
                                                            ------------
DIVERSIFIED FINANCIAL SERVICES (9.05%)
American Express Co.                              396,832     16,591,546
American International Group Inc.                 797,946     44,030,660
Bear Stearns Companies Inc. (The)                  30,292      2,193,747
Capital One Financial Corp.                        69,252      3,405,813
Citigroup Inc.                                  1,574,871     67,404,479
Countrywide Financial Corp.                        39,943      2,778,835
Fannie Mae                                        299,788     20,217,703
Federated Investors Inc. Class B                   33,460        917,473
Franklin Resources Inc.                            77,612      3,032,301
Freddie Mac                                       210,337     10,678,809
Goldman Sachs Group Inc. (The)                    143,688     12,033,870
Janus Capital Group Inc.                           73,136      1,199,430
JP Morgan Chase & Co.                             621,367     21,238,324
Lehman Brothers Holdings Inc.                      74,189      4,932,085
MBNA Corp.                                        390,814      8,144,564
Merrill Lynch & Co. Inc.                          284,582     13,284,288
Morgan Stanley                                    332,601     14,218,693
Providian Financial Corp. (1)                      88,549        819,964
Schwab (Charles) Corp. (The)                      413,017      4,167,342
SLM Corp.                                         138,411      5,421,559
T. Rowe Price Group Inc.                           37,403      1,411,963
                                                            ------------
                                                             258,123,448
                                                            ------------
ELECTRIC (2.58%)
AES Corp. (The) (1)                               187,264      1,189,126
Allegheny Energy Inc.                              38,333        323,914
Ameren Corp.                                       49,296      2,173,954
American Electric Power Co. Inc.                  120,800      3,603,464
Calpine Corp. (1)                                 116,439        768,497
CenterPoint Energy Inc.                            93,327        760,615
Cinergy Corp.                                      53,840      1,980,774
CMS Energy Corp.                                   43,904        355,622
Consolidated Edison Inc.                           68,279      2,955,115
Constellation Energy Group Inc.                    50,546      1,733,728
Dominion Resources Inc.                            95,064      6,109,763

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   -----------
COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
DTE Energy Co.                                   51,359   $ 1,984,512
Duke Energy Corp.                               275,625     5,498,719
Edison International (1)                         99,603     1,636,477
Entergy Corp.                                    69,052     3,644,565
Exelon Corp.                                     99,172     5,931,477
FirstEnergy Corp.                                91,023     3,499,834
FPL Group Inc.                                   56,055     3,747,277
Mirant Corp. (1)                                123,218       357,332
NiSource Inc.                                    80,268     1,525,092
PG&E Corp. (1)                                  125,120     2,646,288
Pinnacle West Capital Corp.                      27,887     1,044,368
PPL Corp.                                        51,541     2,216,263
Progress Energy Inc.                             73,642     3,232,884
Public Service Enterprise Group Inc.             69,077     2,918,503
Southern Company                                220,759     6,878,850
TECO Energy Inc.                                 53,912       646,405
TXU Corp.                                        98,535     2,212,111
Xcel Energy Inc.                                121,901     1,833,391
                                                          -----------
                                                           73,408,920
                                                          -----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.09%)
American Power Conversion Corp. (1)              60,049       936,164
Molex Inc.                                       58,568     1,580,750
Power-One Inc. (1)                               25,176       180,008
                                                          -----------
                                                            2,696,922
                                                          -----------
ELECTRONICS (0.57%)
Agilent Technologies Inc. (1)                   144,124     2,817,624
Applera Corp. - Applied Biosystems Group         64,061     1,219,081
Jabil Circuit Inc.(1)                            60,719     1,341,890
Johnson Controls Inc.                            27,264     2,333,798
Millipore Corp. (1)                              14,806       656,942
Parker Hannifin Corp.                            36,113     1,516,385
PerkinElmer Inc.                                 38,499       531,671
Sanmina-SCI Corp. (1)                           155,853       983,432
Solectron Corp. (1)                             253,584       948,404
Symbol Technologies Inc.                         70,457       916,646
Tektronix Inc. (1)                               26,077       563,263
Thermo Electron Corp. (1)                        49,610     1,042,802
Thomas & Betts Corp. (1)                         17,814       257,412
Waters Corp. (1)                                 38,107     1,110,057
                                                          -----------
                                                           16,239,407
                                                          -----------
ENGINEERING & CONSTRUCTION (0.03%)
Fluor Corp.                                      24,906       837,838
                                                          -----------
ENTERTAINMENT (0.09%)
International Game Technology Inc. (1)           26,117   $ 2,672,553
                                                          -----------
ENVIRONMENTAL CONTROL (0.18%)
Allied Waste Industries Inc. (1)                 64,160       644,808
Waste Management Inc.                           181,029     4,360,989
                                                          -----------
                                                            5,005,797
                                                          -----------
FOOD (1.79%)
Albertson's Inc.                                112,357     2,157,254
Archer-Daniels-Midland Co.                      197,291     2,539,135
Campbell Soup Co.                               125,543     3,075,803
ConAgra Foods Inc.                              164,242     3,876,111
General Mills Inc.                              113,034     5,358,942
Heinz (H.J.) Co.                                107,469     3,544,328
Hershey Foods Corp.                              40,168     2,798,103
Kellogg Co.                                     124,449     4,277,312
Kroger Co. (1)                                  230,989     3,852,897
McCormick & Co. Inc.                             42,682     1,160,950
Safeway Inc. (1)                                134,977     2,761,629
Sara Lee Corp.                                  237,891     4,474,730
SUPERVALU Inc.                                   40,877       871,498
Sysco Corp.                                     198,828     5,972,793
Winn-Dixie Stores Inc.                           42,992       529,232
Wrigley (William Jr.) Co.                        68,831     3,870,367
                                                          -----------
                                                           51,121,084
                                                          -----------
FOREST PRODUCTS & PAPER (0.52%)
Boise Cascade Corp.                              17,787       425,109
Georgia-Pacific Corp.                            76,521     1,450,073
International Paper Co.                         146,487     5,233,980
Louisiana-Pacific Corp. (1)                      31,891       345,698
MeadWestvaco Corp.                               61,258     1,513,073
Plum Creek Timber Co. Inc.                       56,078     1,455,224
Temple-Inland Inc.                               16,508       708,358
Weyerhaeuser Co.                                 66,984     3,617,136
                                                          -----------
                                                           14,748,651
                                                          -----------
GAS (0.16%)
KeySpan Corp.                                    48,096     1,705,003
Nicor Inc.                                       13,438       498,684
Peoples Energy Corp.                             11,003       471,919
Sempra Energy                                    63,423     1,809,458
                                                          -----------
                                                            4,485,064
                                                          -----------
HAND / MACHINE TOOLS (0.31%)
Black & Decker Corp.                             23,805     1,034,327
Emerson Electric Co.                            128,757     6,579,483
Snap-On Inc.                                     17,766       515,747

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ------------
COMMON STOCKS (Cont.)

HAND / MACHINE TOOLS (Cont.)
Stanley Works (The)                              26,225   $    723,810
                                                          ------------
                                                             8,853,367
                                                          ------------
HEALTH CARE (4.53%)
Aetna Inc.                                       46,440      2,795,688
Anthem Inc. (1)                                  42,332      3,265,914
Bard (C.R.) Inc.                                 15,906      1,134,257
Bausch & Lomb Inc.                               16,251        609,412
Baxter International Inc.                       182,747      4,751,422
Becton, Dickinson & Co.                          77,894      3,026,182
Biomet Inc.                                      79,022      2,264,771
Boston Scientific Corp. (1)                     125,461      7,665,667
Guidant Corp.                                    94,594      4,199,028
HCA Inc.                                        156,593      5,017,240
Health Management Associates Inc. Class A        72,958      1,346,075
Humana Inc. (1)                                  49,345        745,109
Johnson & Johnson                               908,205     46,954,199
Manor Care Inc. (1)                              27,645        691,401
Medtronic Inc.                                  373,056     17,895,496
Quest Diagnostics Inc. (1)                       32,206      2,054,743
St. Jude Medical Inc. (1)                        55,027      3,164,053
Stryker Corp.                                    60,719      4,212,077
Tenet Healthcare Corp. (1)                      142,922      1,665,041
UnitedHealth Group Inc.                         181,342      9,112,436
WellPoint Health Networks Inc. (1)               44,539      3,754,638
Zimmer Holdings Inc. (1)                         60,076      2,706,424
                                                          ------------
                                                           129,031,273
                                                          ------------
HOME BUILDERS (0.12%)
Centex Corp.                                     19,030      1,480,344
KB Home                                          14,533        900,755
Pulte Homes Inc.                                 18,720      1,154,275
                                                          ------------
                                                             3,535,374
                                                          ------------
HOME FURNISHINGS (0.11%)
Leggett & Platt Inc.                             59,145      1,212,473
Maytag Corp.                                     23,920        584,126
Whirlpool Corp.                                  20,968      1,335,662
                                                          ------------
                                                             3,132,261
                                                          ------------
HOUSEHOLD PRODUCTS / WARES (0.35%)
American Greetings Corp. Class A (1)             20,099        394,744
Avery Dennison Corp.                             33,775      1,695,505
Clorox Co.                                       66,370      2,830,681
Fortune Brands Inc.                              44,509      2,323,370
Newell Rubbermaid Inc.                           83,845      2,347,660
Tupperware Corp.                                 17,778        255,292
                                                          ------------
                                                             9,847,252
                                                          ------------
INSURANCE (3.07%)
ACE Ltd.                                         80,946   $  2,775,638
AFLAC Inc.                                      157,141      4,832,086
Allstate Corp. (The)                            215,318      7,676,087
Ambac Financial Group Inc.                       32,492      2,152,595
AON Corp.                                        95,459      2,298,653
Chubb Corp.                                      56,611      3,396,660
CIGNA Corp.                                      42,866      2,012,130
Cincinnati Financial Corp.                       49,146      1,822,825
Hancock (John) Financial Services Inc.           88,371      2,715,641
Hartford Financial Services Group Inc.           85,583      4,309,960
Jefferson-Pilot Corp.                            43,539      1,805,127
Lincoln National Corp.                           54,268      1,933,569
Loews Corp.                                      56,690      2,680,870
Marsh & McLennan Companies Inc.                 163,846      8,367,615
MBIA Inc.                                        44,067      2,148,266
MetLife Inc.                                    232,514      6,584,796
MGIC Investment Corp.                            30,249      1,410,813
Principal Financial Group Inc.                  100,096      3,228,096
Progressive Corp. (The)                          66,572      4,866,413
Prudential Financial Inc.                       168,246      5,661,478
SAFECO Corp.                                     42,303      1,492,450
St. Paul Companies Inc.                          69,592      2,540,804
Torchmark Corp.                                  35,586      1,325,579
Travelers Property Casualty Corp. Class B       307,822      4,854,353
UNUMProvident Corp.                              87,937      1,179,235
XL Capital Ltd. Class A                          41,775      3,467,325
                                                          ------------
                                                            87,539,064
                                                          ------------
IRON / STEEL (0.06%)
Allegheny Technologies Inc.                      24,504        161,726
Nucor Corp.                                      23,929      1,168,932
United States Steel Corp.                        31,489        515,475
                                                          ------------
                                                             1,846,133
                                                          ------------
LEISURE TIME (0.41%)
Brunswick Corp.                                  27,575        689,927
Carnival Corp.                                  192,264      6,250,503
Harley-Davidson Inc.                             92,485      3,686,452
Sabre Holdings Corp.                             43,788      1,079,374
                                                          ------------
                                                            11,706,256
                                                          ------------
LODGING (0.26%)
Harrah's Entertainment Inc. (1)                  33,620      1,352,869
Hilton Hotels Corp.                             115,183      1,473,191
Marriott International Inc. Class A              71,007      2,728,089
Starwood Hotels & Resorts Worldwide Inc.         61,339      1,753,682
                                                          ------------
                                                             7,307,831
                                                          ------------

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                  Shares       Value
                                                ---------   ------------
COMMON STOCKS (Cont.)

MACHINERY (0.54%)
Caterpillar Inc.                                  105,356   $  5,864,115
Cummins Inc.                                       12,668        454,655
Deere & Co.                                        73,208      3,345,606
Dover Corp.                                        61,922      1,855,183
Ingersoll-Rand Co. Class A                         51,795      2,450,939
McDermott International Inc. (1)                   19,820        125,461
Rockwell Automation Inc.                           56,807      1,354,279
                                                            ------------
                                                              15,450,238
                                                            ------------
MANUFACTURERS (4.95%)
Cooper Industries Ltd.                             28,539      1,178,661
Crane Co.                                          18,084        409,241
Danaher Corp.                                      46,736      3,180,385
Eastman Kodak Co.                                  87,741      2,399,716
Eaton Corp.                                        22,808      1,792,937
General Electric Co.                            3,057,452     87,687,723
Honeywell International Inc.                      262,411      7,045,735
Illinois Tool Works Inc.                           94,073      6,194,707
ITT Industries Inc.                                28,090      1,838,771
Pall Corp.                                         37,664        847,440
Textron Inc.                                       41,402      1,615,506
3M Co.                                            119,556     15,420,334
Tyco International Ltd.                           610,833     11,593,610
                                                            ------------
                                                             141,204,766
                                                            ------------
MEDIA (3.82%)
AOL Time Warner Inc. (1)                        1,375,695     22,134,933
Clear Channel Communications Inc. (1)             187,851      7,963,004
Comcast Corp. Class A (1)                         688,068     20,765,892
Dow Jones & Co. Inc.                               24,955      1,073,814
Gannett Co. Inc.                                   82,157      6,310,479
Knight Ridder Inc.                                 24,978      1,721,734
McGraw-Hill Companies Inc. (The)                   58,383      3,619,746
Meredith Corp.                                     15,189        668,316
New York Times Co. Class A                         46,187      2,101,509
Tribune Co.                                        94,503      4,564,495
Univision Communications Inc.
Class A (1)                                        70,087      2,130,645
Viacom Inc. Class B (1)                           537,241     23,455,942
Walt Disney Co. (The)                             625,007     12,343,888
                                                            ------------
                                                             108,854,397
                                                            ------------
METAL FABRICATE / HARDWARE (0.01%)
Worthington Industries Inc.                        26,211        351,227
                                                            ------------
MINING (0.45%)
Alcoa Inc.                                        258,536      6,592,668
Freeport-McMoRan Copper & Gold Inc.                44,434      1,088,633
Newmont Mining Corp.                              123,008   $  3,992,840
Phelps Dodge Corp. (1)                             27,218      1,043,538
                                                            ------------
                                                              12,717,679
                                                            ------------
OFFICE / BUSINESS EQUIPMENT (0.19%)
Pitney Bowes Inc.                                  71,726      2,754,996
Xerox Corp. (1)                                   239,090      2,531,963
                                                            ------------
                                                               5,286,959
                                                            ------------
OIL & GAS PRODUCERS (5.04%)
Amerada Hess Corp.                                 27,488      1,351,860
Anadarko Petroleum Corp.                           76,292      3,392,705
Apache Corp.                                       49,420      3,215,265
Burlington Resources Inc.                          61,478      3,324,115
ChevronTexaco Corp.                               326,811     23,595,754
ConocoPhillips                                    207,620     11,377,576
Devon Energy Corp.                                 70,581      3,769,025
EOG Resources Inc.                                 35,121      1,469,463
Exxon Mobil Corp.                               2,043,444     73,380,074
Kerr-McGee Corp.                                   30,828      1,381,094
Kinder Morgan Inc.                                 37,325      2,039,811
Marathon Oil Corp.                                 94,903      2,500,694
Nabors Industries Ltd. (1)                         44,528      1,761,082
Noble Corp. (1)                                    40,946      1,404,448
Occidental Petroleum Corp.                        115,990      3,891,465
Rowan Companies Inc. (1)                           28,598        640,595
Sunoco Inc.                                        23,419        883,833
Transocean Inc. (1)                                97,775      2,148,117
Unocal Corp.                                       78,897      2,263,555
                                                            ------------
                                                             143,790,531
                                                            ------------
OIL & GAS SERVICES (0.59%)
Baker Hughes Inc.                                 102,960      3,456,367
BJ Services Co. (1)                                48,324      1,805,385
Halliburton Co.                                   133,688      3,074,824
Schlumberger Ltd.                                 178,107      8,472,550
                                                            ------------
                                                              16,809,126
                                                            ------------
PACKAGING & CONTAINERS (0.13%)
Ball Corp.                                         17,419        792,739
Bemis Co.                                          16,219        759,049
Pactiv Corp. (1)                                   48,725        960,370
Sealed Air Corp. (1)                               25,795      1,229,390
                                                            ------------
                                                               3,741,548
                                                            ------------
PHARMACEUTICALS (8.32%)
Abbott Laboratories                               477,500     20,895,400
Allergan Inc.                                      39,827      3,070,662
AmerisourceBergen Corp.                            33,753      2,340,771
Bristol-Myers Squibb Co.                          592,937     16,098,240
Cardinal Health Inc.                              136,621      8,784,730

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                  Shares        Value
                                                ---------   ------------
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Forest Laboratories Inc. (1)                      111,032   $  6,079,002
King Pharmaceuticals Inc. (1)                      73,725      1,088,181
Lilly (Eli) & Co.                                 343,692     23,704,437
MedImmune Inc. (1)                                 77,084      2,803,545
Merck & Co. Inc.                                  685,958     41,534,757
Pfizer Inc.                                     2,415,319     82,483,144
Schering-Plough Corp.                             449,311      8,357,185
Watson Pharmaceuticals Inc. (1)                    32,737      1,321,593
Wyeth                                             406,230     18,503,777
                                                            ------------
                                                             237,065,424
                                                            ------------
PIPELINES (0.11%)
Dynegy Inc. Class A                               113,732        477,674
El Paso Corp.                                     183,276      1,480,870
Williams Companies Inc.                           158,234      1,250,049
                                                            ------------
                                                               3,208,593
                                                            ------------
REAL ESTATE INVESTMENT TRUSTS (0.31%)
Apartment Investment & Management Co. Class A      28,708        993,297
Equity Office Properties Trust                    123,302      3,330,387
Equity Residential                                 83,332      2,162,465
Simon Property Group Inc.                          57,790      2,255,544
                                                            ------------
                                                               8,741,693
                                                            ------------
RETAIL (7.18%)
AutoNation Inc. (1)                                86,248      1,355,819
AutoZone Inc. (1)                                  27,412      2,082,490
Bed Bath & Beyond Inc. (1)                         90,305      3,504,737
Best Buy Co. Inc. (1)                              98,555      4,328,536
Big Lots Inc. (1)                                  35,635        535,950
Circuit City Stores Inc.                           63,614        559,803
CVS Corp.                                         120,494      3,377,447
Darden Restaurants Inc.                            51,640        980,127
Dillards Inc. Class A                              25,845        348,132
Dollar General Corp.                              101,955      1,861,698
eBay Inc. (1)                                      97,118     10,117,753
Family Dollar Stores Inc.                          52,597      2,006,576
Federated Department Stores Inc.                   57,385      2,114,637
Gap Inc. (The)                                    272,389      5,110,018
Home Depot Inc.                                   702,973     23,282,466
Kohls Corp. (1)                                   103,632      5,324,612
Limited Brands Inc.                               159,860      2,477,830
Lowe's Companies Inc.                             238,541     10,245,336
May Department Stores Co. (The)                    88,197      1,963,265
McDonald's Corp.                                  389,177      8,585,245
Nordstrom Inc.                                     41,495        809,982
Office Depot Inc. (1)                              94,427      1,370,136
Penney (J.C.) Co. Inc. (Holding Co.)               82,228      1,385,542
RadioShack Corp.                                   51,537      1,355,938
Sears, Roebuck and Co.                             94,046      3,163,707
Staples Inc. (1)                                  148,902      2,732,352
Starbucks Corp. (1)                               119,425   $  2,928,301
Target Corp.                                      278,589     10,541,808
Tiffany & Co.                                      44,412      1,451,384
TJX Companies Inc.                                156,322      2,945,106
Toys R Us Inc. (1)                                 65,090        788,891
Walgreen Co.                                      313,507      9,436,561
Wal-Mart Stores Inc.                            1,339,656     71,899,338
Wendy's International Inc.                         34,804      1,008,272
Yum! Brands Inc. (1)                               89,575      2,647,837
                                                            ------------
                                                             204,627,632
                                                            ------------
SEMICONDUCTORS (3.15%)
Advanced Micro Devices Inc. (1)                   105,623        677,043
Altera Corp. (1)                                  117,071      1,919,964
Analog Devices Inc. (1)                           111,726      3,890,299
Applied Materials Inc. (1)                        506,961      8,040,401
Applied Micro Circuits Corp. (1)                   92,844        561,706
Broadcom Corp. Class A (1)                         85,644      2,133,392
Intel Corp.                                     1,999,021     41,547,652
KLA-Tencor Corp. (1)                               58,197      2,705,579
Linear Technology Corp.                            95,716      3,083,012
LSI Logic Corp. (1)                               114,644        811,680
Maxim Integrated Products Inc.                     99,292      3,394,793
Micron Technology Inc. (1)                        186,110      2,164,459
National Semiconductor Corp. (1)                   55,765      1,099,686
Novellus Systems Inc. (1)                          45,831      1,678,377
NVIDIA Corp. (1)                                   48,617      1,118,677
PMC-Sierra Inc. (1)                                51,603        605,303
QLogic Corp. (1)                                   28,713      1,387,699
Teradyne Inc. (1)                                  56,517        978,309
Texas Instruments Inc.                            528,964      9,309,766
Xilinx Inc. (1)                                   103,178      2,611,435
                                                            ------------
                                                              89,719,232
                                                            ------------
SOFTWARE (5.30%)
Adobe Systems Inc.                                 70,893      2,273,539
Autodesk Inc.                                      34,262        553,674
Automatic Data Processing Inc.                    183,030      6,197,396
BMC Software Inc. (1)                              71,398      1,165,929
Citrix Systems Inc. (1)                            50,701      1,032,272
Computer Associates International Inc.            176,798      3,939,059
Compuware Corp. (1)                               115,478        666,308
Electronic Arts Inc. (1)                           44,530      3,294,775
First Data Corp.                                  228,881      9,484,829
Fiserv Inc. (1)                                    59,072      2,103,554
IMS Health Inc.                                    74,512      1,340,471
Intuit Inc. (1)                                    62,843      2,798,399
Mercury Interactive Corp. (1)                      26,090      1,007,335
Microsoft Corp.                                 3,284,408     84,113,689
Novell Inc. (1)                                   112,371        346,103
Oracle Corp. (1)                                1,604,156     19,281,955

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares         Value
                                                ---------   --------------
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Parametric Technology Corp. (1)                    80,582   $      245,775
PeopleSoft Inc. (1)                                96,786        1,702,466
Siebel Systems Inc. (1)                           149,663        1,427,785
Symantec Corp. (1)                                 45,164        1,980,893
Yahoo! Inc. (1)                                   184,503        6,044,318
                                                            --------------
                                                               151,000,524
                                                            --------------
TELECOMMUNICATION EQUIPMENT (0.86%)
ADC Telecommunications Inc. (1)                   244,884          570,090
Andrew Corp. (1)                                   29,996          275,963
Avaya Inc. (1)                                    116,495          752,558
CIENA Corp. (1)                                   143,902          746,851
Comverse Technology Inc. (1)                       57,503          864,270
JDS Uniphase Corp (1)                             437,232        1,534,684
Lucent Technologies Inc. (1)                    1,265,077        2,568,106
Motorola Inc.                                     708,304        6,679,307
QUALCOMM Inc.                                     241,465        8,632,374
Scientific-Atlanta Inc.                            45,695        1,089,369
Tellabs Inc. (1)                                  126,198          829,121
                                                            --------------
                                                                24,542,693
                                                            --------------
TELECOMMUNICATIONS (1.89%)
AT&T Wireless Services Inc. (1)                   829,479        6,810,023
Citizens Communications Co. (1)                    86,627        1,116,622
Corning Inc. (1)                                  387,106        2,860,713
Nextel Communications Inc. Class A (1)            314,443        5,685,129
Qwest Communications International Inc. (1)       518,419        2,478,043
Sprint Corp. (PCS Group) (1)                      312,903        1,799,192
Verizon Communications Inc.                       841,332       33,190,547
                                                            --------------
                                                                53,940,269
                                                            --------------
TELEPHONE (1.95%)
Alltel Corp.                                       95,202        4,590,640
AT&T Corp.                                        240,476        4,629,163
BellSouth Corp.                                   565,095       15,048,480
CenturyTel Inc.                                    43,751        1,524,722
SBC Communications Inc.                         1,016,351       25,967,768
Sprint Corp. (FON Group)                          274,967        3,959,525
                                                            --------------
                                                                55,720,298
                                                            --------------
TEXTILES (0.07%)
Cintas Corp.                                       52,119        1,847,097
                                                            --------------
TOBACCO (1.08%)
Altria Group Inc.                                 619,507       28,150,398
R.J. Reynolds Tobacco Holdings Inc.                25,871          962,660
UST Inc.                                           51,124   $    1,790,874
                                                            --------------
                                                                30,903,932
                                                            --------------
TOYS / GAMES / HOBBIES (0.12%)
Hasbro Inc.                                        53,038          927,635
Mattel Inc.                                       134,459        2,543,964
                                                            --------------
                                                                 3,471,599
                                                            --------------
TRANSPORTATION (1.39%)
Burlington Northern Santa Fe Corp.                114,098        3,244,947
CSX Corp.                                          65,329        1,965,750
FedEx Corp.                                        91,251        5,660,300
Norfolk Southern Corp.                            119,193        2,288,506
Union Pacific Corp.                                77,708        4,508,618
United Parcel Service Inc. Class B                344,231       21,927,515
                                                            --------------
                                                                39,595,636
                                                            --------------
TRUCKING & LEASING (0.02%)
Ryder System Inc.                                  19,154          490,725
                                                            --------------
TOTAL COMMON STOCKS
   (Cost: $2,840,355,304)                                    2,748,672,117
                                                            --------------

                                                 Shares or
                                                 principal
                                                   amount          Value
                                                ------------   ------------
SHORT TERM INSTRUMENTS (8.41%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (2)                      166,375,722   $166,375,722
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares (2)                       24,246,059     24,246,059
BlackRock Temp Cash Money
   Market Fund (2)                                 1,222,710      1,222,710
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (2)               6,357,794      6,357,794
Short Term Investment Co. - Prime
   Money Market Portfolio,
   Institutional Shares (2)                        2,694,007      2,694,007
Abbey National Treasury Services
   PLC, Time Deposit
   1.38%, 07/01/2003 (2)                        $  1,616,404      1,616,404
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (2)                           1,346,801      1,346,801
   1.17%, 08/15/2003 (2)                           2,020,618      2,020,618
Canadian Imperial Bank of
   Commerce, Floating Rate Note
   1.07%, 10/30/2003 (2)                           1,077,602      1,077,602

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares or
                                                 principal
                                                  amount          Value
                                                -----------   --------------
SHORT TERM INSTRUMENTS (Cont.)
CC USA Inc., Floating Rate Note
   1.10%, 04/19/2004 (2)                        $ 1,185,304   $    1,185,304
   1.31%, 05/24/2004 (2)                          2,693,737        2,693,737
Dorada Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (2)                          2,693,602        2,693,602
Five Finance Inc., Floating Rate Note
   1.15%, 04/15/2004 (2)                          1,347,003        1,347,003
HBOS Treasury Services PLC,
   Floating Rate Note,
   1.27%, 06/24/2004 (2)                          2,694,007        2,694,007
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (2)                            538,801          538,801
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (2)                          1,346,936        1,346,936
   1.22%, 04/13/2004 (2)                          1,346,936        1,346,936
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (2)                          1,346,734        1,346,734
   1.08%, 03/29/2004 (2)                          1,347,003        1,347,003
   1.29%, 05/04/2004 (2)                          1,346,936        1,346,936
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (2)                          2,693,872        2,693,872
U.S. Treasury Bill,
   0.85% (3), 09/25/2003 (4)                      9,450,000        9,430,627
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (2)                          1,347,003        1,347,003
   1.14%, 05/17/2004 (2)                          1,616,404        1,616,404
                                                              --------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $239,934,156)                                             239,932,622
                                                              --------------
REPURCHASE AGREEMENTS (0.07%)
Bank of America NA Repurchase
   Agreement, dated 06/30/2003, due
   07/01/2003, with an effective
   yield of 1.30%. (2)                          $ 1,347,003   $    1,347,003
Merrill Lynch Government Securities
   Inc. Repurchase Agreement,
   dated 06/30/2003, due
   07/01/2003, with an effective
   yield of 1.38%. (2)                              538,801          538,801
                                                              --------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $1,885,804)                                                 1,885,804
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES (104.89%)
(Cost $3,082,175,264)                                          2,990,490,543

OTHER ASSETS, NET OF LIABILITIES (-4.89%)                       (139,522,597)
                                                              --------------
NET ASSETS (100.00%)                                          $2,850,967,946
                                                              ==============

(1)  Non-income earning securities.
(2) All or a portion of this security represents investments of securities lending collateral.
(3)  Yield to maturity.
(4) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (92.68%)

ADVERTISING (0.46%)
ADVO Inc. (1)                                    3,139   $  139,372
APAC Customer Services Inc. (1)                  3,100        7,905
aQuantive, Inc. (1)                              6,158       64,659
Catalina Marketing Corp. (1)                     5,570       98,310
Donnelley (R.H.) Corp. (1)                       3,278      119,549
Grey Global Group Inc.                             100       77,251
ValueVision Media Inc. Class A (1)               3,082       42,008
                                                         ----------
                                                            549,054
                                                         ----------
AEROSPACE / DEFENSE (0.65%)
AAR Corp.                                        4,463       31,509
Curtiss-Wright Corp.                             1,329       83,993
DRS Technologies Inc. (1)                        3,413       95,291
Ducommun Inc. (1)                                1,360       19,176
GenCorp. Inc.                                    5,225       46,450
HEICO Corp.                                      2,225       27,145
Integrated Defense Technologies Inc. (1)         1,885       29,236
MTC Technologies Inc. (1)                          946       22,193
Orbital Sciences Corp. (1)                       6,936       50,633
Sequa Corp. Class A (1)                            957       32,825
Teledyne Technologies Inc. (1)                   4,472       58,583
Titan Corp. (The) (1)                           12,037      123,861
United Industrial Corp.                          1,686       27,482
Veridian Corp. (1)                               3,527      123,057
                                                         ----------
                                                            771,434
                                                         ----------
AGRICULTURE (0.15%)
Delta & Pine Land Co.                            5,679      124,824
DIMON Inc.                                       4,995       35,764
Maui Land & Pineapple Co. Inc. (1)                 400        8,992
Seminis Inc. Class A (1)                         1,900        6,992
                                                         ----------
                                                            176,572
                                                         ----------
AIRLINES (0.96%)
Airtran Holdings Inc. (1)                        9,845      103,077
Alaska Air Group Inc. (1)                        3,505       75,182
American West Holdings Corp. Class B (1)         4,881       33,191
AMR Corp. (1)                                   24,129      265,419
Atlantic Coast Airlines Holdings Inc. (1)        6,368       85,904
Continental Airlines Inc. Class B (1)           10,132      151,676
ExpressJet Holdings Inc. (1)                     4,970       75,047
Frontier Airlines Inc. (1)                       4,285       38,908
Mesa Air Group Inc. (1)                          4,335       34,680
Mesaba Holdings Inc. (1)                         1,200        7,404
Northwest Airlines Corp. (1)                     9,254      104,478
SkyWest Inc.                                     8,505      162,105
                                                         ----------
                                                          1,137,071
                                                         ----------
APPAREL (0.60%)
Cherokee Inc. (1)                                  842   $   16,857
Gymboree Corp. (1)                               4,240       71,147
K-Swiss Inc. Class A                             1,931       66,658
OshKosh B'Gosh Inc. Class A                      1,381       37,287
Oxford Industries Inc.                           1,310       54,391
Phillips-Van Heusen Corp.                        3,859       52,598
Quiksilver Inc. (1)                              7,951      131,112
Russell Corp.                                    4,338       82,422
Skechers U.S.A. Inc. Class A (1)                 2,780       20,572
Stride Rite Corp.                                5,883       58,595
Unifi Inc. (1)                                   8,618       53,432
Warnaco Group Inc. (The) (1)                     4,963       66,752
                                                         ----------
                                                            711,823
                                                         ----------
AUTO MANUFACTURERS (0.42%)
A.S.V. Inc. (1)                                    649        9,398
Aftermarket Technology Corp. (1)                 2,080       21,861
CLARCOR Inc.                                     3,658      141,016
Dura Automotive Systems Inc. (1)                 2,372       23,269
Oshkosh Truck Corp.                              2,088      123,860
Raytech Corp. (1)                                5,975       25,394
Smith (A.O.) Corp.                               2,807       79,017
Wabash National Corp. (1)                        4,831       67,779
                                                         ----------
                                                            491,594
                                                         ----------
AUTO PARTS & EQUIPMENT (0.66%)
Bandag Inc.                                      1,953       72,788
Collins & Aikman Corp. (1)                       2,548        7,517
Cooper Tire & Rubber Co.                         9,456      166,331
Goodyear Tire & Rubber Co. (The)                21,972      115,353
Modine Manufacturing Co.                         4,665       90,361
Standard Motor Products Inc.                       600        6,660
Strattec Security Corp. (1)                        400       21,280
Superior Industries International Inc.           3,148      131,272
Tenneco Automotive Inc. (1)                      3,900       14,040
Tower Automotive Inc. (1)                        7,100       25,986
Visteon Corp.                                   19,713      135,428
                                                         ----------
                                                            787,016
                                                         ----------
BANKS (10.92%)
ABC Bancorp                                      1,100       15,763
Alabama National Bancorp                         1,561       75,677
Allegiant Bancorp Inc.                           2,191       44,368
AMCORE Financial Inc.                            3,391       78,942
American National Bankshares Inc.                1,097       29,498
Anchor BanCorp Wisconsin Inc.                    2,727       65,148
Arrow Financial Corp.                            1,265       42,213
BancFirst Corp.                                    514       26,656
BancTrust Financial Group Inc.                   1,716       27,559
Bank Mutual Corp.                                1,977       64,252
Bank of Granite Corp.                            1,614       27,519
Bank of the Ozarks Inc.                            766       29,690

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
COMMON STOCKS (Cont.)

BANKS (Cont.)
BankAtlantic Bancorp Inc. Class A                6,313   $ 75,062
BankUnited Financial Corp. Class A (1)           4,319     87,028
Banner Corp.                                     2,164     44,340
Bay View Capital Corp. (1)                      10,760     62,193
Berkshire Hills Bancorp Inc.                     1,293     36,721
Boston Private Financial Holdings Inc.           3,512     74,033
Brookline Bancorp Inc.                           8,453    118,342
Bryn Mawr Bank Corp.                               400     14,828
BSB Bancorp Inc.                                 2,036     50,534
C&F Financial Corp.                                249      9,773
Camco Financial Corp.                              806     12,566
Camden National Corp.                            1,177     32,367
Capital City Bank Group Inc.                     1,308     47,350
Capital Corporation of the West (1)                451     11,437
Capitol Bancorp Ltd.                             1,389     37,642
Cascade Bancorp                                  3,701     64,138
Cathay Bancorp Inc.                              2,579    114,972
CB Bancshares Inc.                               1,060     65,872
CCBT Financial Companies Inc.                    2,177     52,009
Central Coast Bancorp (1)                          687     11,521
Central Pacific Financial Corp.                  2,539     70,330
Century Bancorp Inc. Class A                       370     11,019
CFS Bancorp Inc.                                 2,297     32,388
Charter Financial Corp.                            400     11,300
Chemical Financial Corp.                         3,032     90,354
Chittenden Corp.                                 5,616    153,598
Citizens Banking Corp.                           6,073    162,574
Citizens First Bancorp Inc.                      1,579     34,485
Citizens South Banking Corp.                     1,282     16,974
City Bank                                        2,273     61,507
City Holding Co.                                 2,708     79,263
CNB Financial Corp.                                318     14,304
Coastal Bancorp Inc.                               994     28,249
Coastal Financial Corp.                          2,992     38,537
CoBiz Inc.                                       1,537     20,811
Columbia Bancorp                                   818     19,632
Columbia Banking System Inc.                     2,220     39,760
Commercial Capital Bancorp Inc. (1)                716     10,991
Commercial Federal Corp.                         7,762    164,554
Community Bank System Inc.                       2,116     80,408
Community Banks Inc.                             1,535     45,651
Community First Bankshares Inc.                  5,735    156,565
Community Trust Bancorp Inc.                     1,681     43,941
Connecticut Bankshares Inc.                      1,902     74,653
Corus Bankshares Inc.                            1,563     75,696
CVB Financial Corp.                              4,541     88,640
Dime Community Bancshares                        3,166     80,575
East West Bancorp Inc.                           3,412    123,310
Eastern Virginia Bankshares                        977     22,422
ESB Financial Corp.                                702      9,477
EverTrust Financial Group Inc.                     636     14,622
F&M Bancorp                                      2,188    107,912
Farmers Capital Bank Corp.                       1,356     43,338
FFLC Bancorp Inc.                                  570   $ 14,797
Fidelity Bankshares Inc.                         2,912     64,938
Financial Institutions Inc.                      1,343     31,560
First Bancorp North Carolina                       944     24,459
First Bell Bancorp Inc.                            556     14,267
First Busey Corp. Class A                        1,211     29,355
First Charter Corp.                              4,749     82,633
First Citizens Banc Corp.                        1,076     27,922
First Citizens BancShares Inc. Class A             920     92,773
First Commonwealth Financial Corp.               9,245    119,815
First Community Bancorp                          1,935     60,314
First Community Bancshares Inc.                  1,562     54,842
First Defiance Financial Corp.                   1,277     25,336
First Essex Bancorp Inc.                         1,191     56,144
First Federal Capital Corp.                      2,453     48,692
First Financial Bancorp                          3,990     63,840
First Financial Bankshares Inc.                  1,854     62,035
First Financial Corp.                              798     42,214
First Financial Holdings Inc.                    1,961     53,025
First Indiana Corp.                              1,331     22,787
First M&F Corp.                                    614     20,090
First Merchants Corp.                            1,841     44,755
First National Corp.                               880     21,701
First Niagara Financial Group Inc.              10,184    142,169
First Oak Brook Bancshares Class A                 839     27,679
First of Long Island Corp.                       1,231     49,314
First Place Financial Corp.                      1,991     34,484
First Republic Bank (1)                          2,437     64,824
First Sentinel Bancorp Inc.                      3,608     57,620
1st Source Corp.                                 2,220     41,203
First State Bancorp                              1,283     35,295
FIRSTFED AMERICA BANCORP INC                     1,344     46,368
FirstFed Financial Corp. (1)                     2,495     88,049
Flagstar Bancorp Inc.                            4,318    105,575
FloridaFirst Bancorp Inc.                          537     12,813
Flushing Financial Corp.                         1,618     35,871
FNB Corp.                                          410     10,176
FNB Corp. - Virginia Shares                        810     21,927
Franklin Financial Corp.                           439     13,192
Frontier Financial Corp.                         2,225     63,212
GA Financial Inc.                                1,086     27,313
GB&T Bancshares Inc.                               631     15,333
GBC Bancorp                                      1,807     69,389
German American Bancorp                          1,101     19,212
Glacier Bancorp Inc.                             2,772     68,247
Gold Bancorp Inc.                                5,239     55,062
Great Southern Bancorp Inc.                        769     29,637
Greater Bay Bancorp                              7,897    161,257
Greene County Bancshares Inc.                      432      9,137
Hancock Holding Co.                              2,062     97,038
Hanmi Financial Corp.                              900     15,723
Harbor Florida Bancshares Inc.                   2,870     68,765
Harleysville National Corp.                      2,650     71,709

                 See accompanying notes to financial statements.

                            RUSSELL 2000 INDEX MASTER
                  PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
COMMON STOCKS (Cont.)

BANKS (Cont.)
Hawthorne Financial Corp. (1)                    1,389   $ 48,143
Heartland Financial USA Inc.                     1,221     39,316
Heritage Commerce Corp. (1)                        939     11,446
Heritage Financial Corp.                           910     19,492
Hudson River Bancorp Inc.                        2,613     72,955
Humboldt Bancorp                                 1,696     25,372
IBERIABANK Corp.                                 1,060     51,728
IBT Bancorp Inc.                                   431     21,546
Independent Bank Corp. (Massachusetts)           1,600     36,144
Independent Bank Corp. (Michigan)                2,688     69,055
Integra Bank Corp.                               2,291     39,428
Interchange Financial Services Corp.             1,296     25,428
International Bancshares Corp.                       1         27
Irwin Financial Corp.                            2,899     75,084
ITLA Capital Corp. (1)                             500     20,215
Klamath First Bancorp Inc.                       1,034     17,392
Lakeland Bancorp Inc.                            1,610     25,728
Lakeland Financial Corp.                           600     18,228
Local Financial Corp. (1)                        2,360     34,078
LSB Bancshares Inc.                                900     15,579
Macatawa Bank Corp.                              1,179     28,402
MAF Bancorp Inc.                                 2,691     99,755
Main Street Banks Inc.                           1,817     45,970
MainSource Financial Group Inc.                    859     20,934
Massbank Corp.                                   1,023     37,002
MB Financial Inc.                                1,713     68,589
MBT Financial Corp.                              1,478     25,865
Medallion Financial Corp.                        1,381      9,681
Mercantile Bank Corp.                              773     22,077
Merchants Bancshares Inc.                          700     18,200
Mid-State Bancshares                             3,036     59,961
Midwest Banc Holdings Inc.                       1,900     36,898
MutualFirst Financial Inc.                         624     14,570
Nara Bancorp Inc.                                1,285     24,415
NASB Financial Inc.                                464     13,456
National Bankshares Inc.                           713     28,199
National Penn Bancshares Inc.                    2,901     81,460
NBC Capital Corp.                                1,178     29,803
NBT Bancorp Inc.                                 4,714     91,216
Net.B@nk Inc.                                    7,907    104,056
Northern States Financial Corp.                    639     18,346
Northwest Bancorp Inc.                           1,511     24,176
OceanFirst Financial Corp.                       2,196     53,648
Ocwen Financial Corp. (1)                        5,681     25,792
Old Point Financial Corp.                          581     17,029
Old Second Bancorp Inc.                          1,109     47,521
Omega Financial Corp.                            1,051     35,944
Oneida Financial Corp.                             539     12,354
Oriental Financial Group Inc.                    2,870     73,730
PAB Bankshares Inc.                              1,359     17,653
Pacific Capital Bancorp                          5,108    179,035
Pacific Northwest Bancorp                        2,870     99,761
Pacific Union Bank                               1,200   $ 16,068
Parkvale Financial Corp.                           728     17,894
Patriot Bank Corp.                               1,054     18,961
Peapack-Gladstone Financial Corp.                  819     26,233
PennFed Financial Services Inc.                    971     26,945
PennRock Financial Services Corp.                1,021     27,577
Penns Woods Bancorp Inc.                           288     12,128
Peoples Bancorp Inc.                             1,604     40,533
Peoples Holding Co.                                936     41,418
PFF Bancorp Inc.                                 2,106     81,397
Port Financial Corp.                             1,016     54,742
PrivateBancorp Inc.                              1,048     28,579
Prosperity Bancshares Inc.                       1,493     28,740
Provident Bancorp Inc.                             300      9,630
Provident Bankshares Corp.                       3,922     99,658
Provident Financial Holdings Inc.                  352     10,328
Provident Financial Services Inc.                6,957    132,531
Quaker City Bancorp Inc. (1)                       884     36,288
R&G Financial Corp. Class B                      2,810     83,457
Republic Bancorp Inc.                            7,383     99,080
Republic Bancorp Inc. Class A                    1,000     14,830
Republic Bancshares Inc.                         1,546     38,665
Resource Bankshares Corp.                          497     17,017
Riggs National Corp.                             2,448     37,259
Royal Bancshares of Pennsylvania Class A           636     13,579
S&T Bancorp Inc.                                 3,714    101,875
Sandy Spring Bancorp Inc.                        2,419     76,440
Santander BanCorp                                1,618     26,470
Seacoast Banking Corp. of Florida                1,200     20,448
Second Bancorp Inc.                              1,100     28,380
Shore Bancshares Inc.                            1,015     31,211
Silicon Valley Bancshares (1)                    4,891    116,455
Simmons First National Corp. Class A             1,740     34,817
Sound Federal Bancorp Inc.                       1,579     21,617
SoundView Technology Group Inc. (1)              1,168     11,820
South Financial Group Inc. (The)                 7,173    167,346
Southern Financial Bancorp Inc.                    535     16,350
Southside Bancshares Inc.                          845     15,159
Southwest Bancorp Inc.                             961     26,341
Southwest Bancorp of Texas Inc. (1)              4,759    154,715
St. Francis Capital Corp.                          860     25,000
State Bancorp Inc.                               1,241     24,288
State Financial Services Corp. Class A             725     16,051
Staten Island Bancorp Inc.                       8,203    159,794
Sterling Bancorp (New York)                      2,192     61,135
Sterling Bancshares Inc.                         5,895     77,107
Sterling Financial Corp. (Pennsylvania)          2,592     60,264
Sterling Financial Corp. (Washington) (1)        2,023     49,280
Suffolk Bancorp                                  1,359     43,760
Summit Bancshares Inc.                           1,078     25,311
Sun Bancorp Inc. (New Jersey) (1)                  615     12,238

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
COMMON STOCKS (Cont.)

BANKS (Cont.)
Sun Bancorp Inc. (Pennsylvania)                    949   $    19,151
Superior Financial Corp.                         1,417        34,008
Susquehanna Bancshares Inc.                      6,057       141,431
SY Bancorp Inc.                                  1,043        36,891
Texas Regional Bancshares Inc. Class A           3,598       124,851
TierOne Corp. (1)                                3,093        60,221
Tompkins Trustco Inc.                            1,211        54,071
TriCo Bancshares                                   936        23,802
Troy Financial Corp.                             1,094        29,702
Trust Co. of New Jersey (The)                    2,938        89,021
TrustCo Bank Corp. NY                           10,228       113,326
UCBH Holdings Inc.                               5,521       158,342
UMB Financial Corp.                              2,398       101,675
Umpqua Holdings Corp.                            4,724        89,709
Union Bankshares Corp.                             988        27,931
United Community Banks Inc.                      2,762        68,995
United Community Financial Corp.                 3,859        35,657
United National Bancorp                          2,822        77,859
United Security Bancshares                         891        19,370
United Security Bancshares Inc.                    620        27,999
Unizan Financial Corp.                           2,955        51,919
USB Holding Co. Inc.                             2,010        35,677
Virginia Financial Group Inc.                      800        22,400
W Holding Co. Inc.                               6,642       112,383
Warwick Community Bancorp                          701        20,504
Washington Trust Bancorp Inc.                    1,936        44,509
Wayne Bancorp Inc.                               1,180        35,978
Waypoint Financial Corp.                         4,692        84,644
WesBanco Inc.                                    2,640        64,152
West Bancorporation                              1,549        27,619
West Coast Bancorp                               2,031        36,964
Westcorp Inc.                                    2,539        71,092
Western Sierra Bancorp (1)                         336        11,179
Westfield Financial Inc.                         1,265        23,795
Willow Grove Bancorp Inc.                        1,451        24,623
Wintrust Financial Corp.                         2,654        78,558
WSFS Financial Corp.                             1,154        44,314
Yardville National Bancorp                       1,724        33,618
                                                         -----------
                                                          12,920,771
                                                         -----------
BEVERAGES (0.13%)
Boston Beer Co. Inc. Class A (1)                   900        12,960
Coca-Cola Bottling Co. Consolidated                200        10,920
Farmer Brothers Co.                                100        33,929
Peet's Coffee & Tea Inc. (1)                     1,395        24,357
Robert Mondavi Corp. (The) Class A (1)           1,265        32,017
Standard Commercial Corp.                        2,394        40,698
                                                         -----------
                                                             154,881
                                                         -----------
BIOTECHNOLOGY (1.37%)
ACLARA BioSciences Inc. (1)                      1,711         7,238
Alexion Pharmaceuticals Inc. (1)                 3,628   $    61,857
Applera Corp. - Celera Genomics Group (1)       12,036       124,212
Arena Pharmaceuticals Inc. (1)                   3,140        20,850
Ariad Pharmaceuticals Inc. (1)                   5,247        23,559
Cambrex Corp.                                    3,550        81,721
Ciphergen Biosystems Inc. (1)                    3,171        32,503
CryoLife Inc. (1)                                2,699        27,935
CuraGen Corp. (1)                                6,877        38,167
deCODE genetics Inc. (1)                         5,854        18,264
Diversa Corp. (1)                                4,661        45,818
Encysive Pharmaceuticals Inc. (1)                5,883        28,238
Exact Sciences Corp. (1)                         2,283        25,022
Exelixis Inc. (1)                                7,180        49,829
Gene Logic Inc. (1)                              5,345        31,910
Genencor International Inc. (1)                  1,373        22,613
Immunomedics Inc. (1)                            7,308        46,113
Incyte Corp. (1)                                11,372        52,766
Integra LifeSciences Holdings Corp. (1)          3,323        87,661
Kosan Biosciences Inc. (1)                       2,427        14,319
Lexicon Genetics Inc. (1)                        5,155        34,590
Maxygen Inc. (1)                                 4,470        49,036
Myriad Genetics Inc. (1)                         4,419        60,143
Nektar Therapeutics (1)                          8,888        82,036
Regeneration Technologies Inc. (1)               2,835        37,677
Regeneron Pharmaceuticals Inc. (1)               6,172        97,209
Repligen Corp. (1)                               2,828        14,649
Ribapharm Inc. (1)                               3,820        24,639
Savient Pharmaceuticals Inc. (1)                 7,813        36,252
Seattle Genetics Inc. (1)                        1,800         9,270
Sirna Therapeutics Inc. (1)                        999         8,801
TECHNE Corp. (1)                                 6,397       194,085
Telik Inc. (1)                                   5,005        80,430
Third Wave Technologies Inc. (1)                 1,446         6,507
Transkaryotic Therapies Inc. (1)                 4,340        50,084
                                                         -----------
                                                           1,626,003
                                                         -----------
BUILDING MATERIALS (0.82%)
Aaon Inc. (1)                                    1,578        29,223
Apogee Enterprises Inc.                          3,110        28,052
Centex Construction Products Inc.                1,271        50,954
Ceradyne Inc. (1)                                1,119        20,959
Drew Industries Inc. (1)                           727        13,231
ElkCorp                                          3,652        82,170
Genlyte Group Inc. (The) (1)                     2,090        73,087
Integrated Electrical Services Inc. (1)          4,816        34,916
Lennox International Inc.                        6,706        86,306
LSI Industries Inc.                              1,420        15,762
Lydall Inc. (1)                                  2,328        24,910
Mestek Inc. (1)                                    400         7,200
NCI Building Systems Inc. (1)                    2,875        48,012
Simpson Manufacturing Co. Inc. (1)               2,385        87,291

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
COMMON STOCKS (Cont.)

BUILDING MATERIALS  (Cont.)
Texas Industries Inc.                            3,909   $    93,034
Trex Co. Inc. (1)                                1,145        44,941
USG Corp. (1)                                    5,453       103,607
York International Corp.                         5,525       129,285
                                                         -----------
                                                             972,940
                                                         -----------
CHEMICALS (2.17%)
Aceto Corp.                                      1,308        24,329
Albemarle Corp.                                  4,576       127,991
Arch Chemicals Inc.                              3,407        65,074
Cabot Microelectronics Corp. (1)                 2,952       148,987
Calgon Carbon Corp.                              3,800        21,850
Crompton Corp.                                  16,885       119,039
Ethyl Corp. (1)                                  2,270        22,586
Ferro Corp.                                      4,961       111,771
Fuller (H.B.) Co.                                4,299        94,664
Georgia Gulf Corp.                               3,996        79,121
Grace (W.R.) & Co. (1)                           8,343        36,793
Great Lakes Chemical Corp.                       6,002       122,441
Gundle/Slt Environmental Inc. (1)                1,011        13,770
Hercules Inc. (1)                               12,999       128,690
IMC Global Inc.                                 14,935       100,214
MacDermid Inc.                                   4,266       112,196
Millennium Chemicals Inc.                        9,679        92,047
Minerals Technologies Inc.                       2,805       136,491
Myers Industries Inc.                            1,900        18,050
NL Industries Inc.                               1,021        17,357
Octel Corp.                                      1,180        16,402
Olin Corp.                                       7,895       135,004
OM Group Inc.                                    4,395        64,738
OMNOVA Solutions Inc. (1)                        4,540        18,342
PolyOne Corp.                                   11,691        52,025
Quaker Chemical Corp.                            1,170        29,308
Raven Industries Inc.                              579        11,534
Rogers Corp. (1)                                 2,574        85,714
Schulman (A.) Inc.                               3,900        62,634
Solutia Inc.                                    11,900        25,942
Spartech Corp.                                   3,520        74,659
Stepan Co.                                         980        22,148
SurModics Inc. (1)                               1,931        58,895
Symyx Technologies Inc. (1)                      4,670        76,214
Valhi Inc.                                       2,738        26,340
Vertex Pharmaceuticals Inc. (1)                 11,244       164,162
Wellman Inc.                                     4,692        52,550
                                                         -----------
                                                           2,570,072
                                                         -----------
COAL (0.13%)
Massey Energy Co.                               10,571       139,009
Westmoreland Coal Co. (1)                          789        14,352
                                                         -----------
                                                             153,361
                                                         -----------
COMMERCIAL SERVICES (4.29%)
Aaron Rents Inc.                                 2,176   $    56,141
ABM Industries Inc.                              5,793        89,212
Actuant Corp. Class A (1)                        1,496        70,791
Administaff Inc. (1)                             3,006        30,962
Advisory Board Co. (The) (1)                     1,337        54,175
Albany Molecular Research Inc. (1)               3,490        52,699
Alderwoods Group Inc. (1)                        5,000        27,300
AMN Healthcare Services Inc. (1)                 2,570        32,639
Arbitron Inc. (1)                                4,462       159,293
Armor Holdings Inc. (1)                          4,136        55,422
Atrix Laboratories Inc. (1)                      3,978        87,476
Bankrate Inc. (1)                                1,694        20,531
Blue Rhino Corp. (1)                             1,605        19,244
Bowne & Co. Inc.                                 5,204        67,808
Bright Horizons Family Solutions Inc. (1)        1,437        48,226
Brink's Co. (The)                                8,008       116,677
CDI Corp. (1)                                    2,211        57,398
Central Parking Corp.                            3,979        49,180
Charles River Associates Inc. (1)                  800        22,616
Clark Inc. (1)                                   2,738        32,719
Clean Harbors Inc. (1)                             938         8,939
Coinstar Inc. (1)                                3,533        66,632
Consolidated Graphics Inc. (1)                   2,467        56,445
Cornell Companies Inc. (1)                       2,148        32,521
CorVel Corp. (1)                                 1,249        44,964
CoStar Group Inc. (1)                            2,216        66,170
CPI Corp.                                        1,330        23,474
Cross Country Healthcare Inc. (1)                4,135        54,541
Electro Rent Corp. (1)                           1,700        18,326
Euronet Worldwide Inc. (1)                       2,828        30,571
Exult Inc. (1)                                   7,455        63,889
First Consulting Group Inc. (1)                  2,000         9,340
FTI Consulting Inc. (1)                          6,014       150,170
Gartner Inc. Class A (1)                        12,405        94,030
Gevity HR Inc.                                   1,718        20,307
GSI Commerce Inc. (1)                            3,252        21,723
Harris Interactive Inc. (1)                      6,308        41,570
Healthcare Services Group Inc. (1)               1,000        14,130
Heidrick & Struggles International Inc. (1)      3,610        45,558
Horizon Offshore Inc. (1)                        2,566        12,779
Hudson Highland Group Inc. (1)                   1,056        20,075
iDine Rewards Network Inc. (1)                   3,736        51,333
Insurance Auto Auctions Inc. (1)                 2,227        27,971
iPayment Holdings Inc. (1)                         908        21,674
j2 Global Communications Inc. (1)                1,328        61,061
Kelly Services Inc. Class A                      3,016        70,725
Korn/Ferry International (1)                     7,270        58,887
Kroll Inc. (1)                                   5,289       143,120
Labor Ready Inc. (1)                             5,795        41,550
Landauer Inc.                                    1,670        69,856
Learning Tree International Inc. (1)             2,185        34,152

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
LendingTree Inc. (1)                             2,722   $   66,635
Mail-Well Inc. (1)                               2,600        6,552
MAXIMUS Inc. (1)                                 2,725       75,292
McGrath Rentcorp                                 1,200       32,088
Medical Staffing Network Holdings Inc. (1)         800        5,600
MedQuist Inc. (1)                                2,339       47,341
Midas Inc. (1)                                   2,481       30,070
Mobile Mini Inc. (1)                             2,277       37,183
Monro Muffler Brake Inc. (1)                     1,083       30,606
MPS Group Inc. (1)                              14,302       98,398
Navigant Consulting Co. (1)                      6,447       76,397
NetRatings Inc. (1)                              1,100       10,054
PDI Inc. (1)                                     1,560       15,850
Petroleum Helicopters Inc. (1)                   1,316       41,520
Pharmacopeia Inc. (1)                            3,636       29,997
Plexus Corp. (1)                                 7,158       82,532
Pre-Paid Legal Services Inc. (1)                 2,394       58,725
PRG-Schultz International Inc. (1)               4,903       28,928
Princeton Review Inc. (The) (1)                  1,700       10,030
Quanta Services Inc. (1)                        11,634       82,601
Rent-Way Inc. (1)                                2,700       12,555
Resources Connection Inc. (1)                    3,063       73,083
Right Management Consultants Inc. (1)            1,988       25,148
Rollins Inc.                                     3,696       69,670
Roper Industries Inc.                            4,424      164,573
Roto-Rooter Inc.                                 1,592       60,719
SFBC International Inc. (1)                        891       16,127
SM&A (1)                                         2,502       28,273
Sotheby's Holdings Inc. Class A (1)              7,635       56,804
SOURCECORP Inc. (1)                              2,270       49,032
Spherion Corp. (1)                               9,345       64,948
SPS Technologies Inc. (1)                        1,876       50,727
Stewart Enterprises Inc. Class A (1)            13,339       57,358
Strayer Education Inc.                           1,498      119,016
Sylvan Learning Systems Inc. (1)                 5,741      131,124
TeleTech Holdings Inc. (1)                       4,280       18,104
Trimeris Inc. (1)                                2,184       99,765
Tyler Technologies Inc. (1)                      3,400       14,450
United Rentals Inc. (1)                          7,884      109,509
URS Corp. (1)                                    3,149       61,280
Volt Information Sciences Inc. (1)               1,513       20,652
Wackenhut Corrections Corp. (1)                  2,142       29,367
Watson Wyatt & Co. Holdings (1)                  4,945      114,625
Whitman Education Group Inc. (1)                 1,432       21,981
Wireless Facilities Inc. (1)                     4,967       59,107
World Fuel Services Corp.                        2,389       58,746
                                                         ----------
                                                          5,080,134
                                                         ----------

COMPUTERS (5.25%)
ActivCard Corp. (1)                              4,906       46,116
Activision Inc. (1)                             12,936   $  167,133
Advanced Digital Information Corp. (1)           9,928       99,181
Advent Software Inc. (1)                         4,730       79,984
Agile Software Corp. (1)                         6,561       63,314
ANSYS Inc. (1)                                   2,352       73,147
Anteon International Corp. (1)                   2,689       75,050
Ask Jeeves Inc. (1)                              5,543       76,216
Aspen Technology Inc. (1)                        5,650       27,120
autobytel.com Inc. (1)                           3,701       23,094
BARRA Inc. (1)                                   2,298       82,039
Black Box Corp.                                  2,899      104,944
CACI International Inc. Class A (1)              4,185      143,545
CCC Information Services Group Inc. (1)          2,379       34,495
CIBER Inc. (1)                                   8,477       59,509
Computer Network Technology Corp. (1)            3,921       31,760
Concur Technologies Inc. (1)                     3,792       38,185
Concurrent Computer Corp. (1)                    6,000       17,520
Cray Inc. (1)                                    9,831       77,665
CyberGuard Corp. (1)                             1,753       12,446
Datastream Systems Inc. (1)                      2,000       21,180
Dendrite International Inc. (1)                  4,945       63,692
Digimarc Corp. (1)                               1,778       27,915
Digital River Inc. (1)                           4,571       88,220
Digitas Inc. (1)                                 1,822        9,037
Dot Hill Systems Corp. (1)                       4,197       54,981
Drexler Technology Corp. (1)                     1,665       25,807
DSP Group Inc. (1)                               4,391       94,538
E.piphany Inc. (1)                              11,261       57,544
Echelon Corp. (1)                                4,544       62,571
Eclipsys Corp. (1)                               5,512       57,545
eCollege.com Inc. (1)                            1,728       19,837
Electronics For Imaging Inc. (1)                 7,833      158,932
Enterasys Networks Inc. (1)                     29,543       89,515
Entrust Inc. (1)                                 5,530       16,258
Epicor Software Corp. (1)                        5,584       33,448
Extreme Networks Inc. (1)                       15,714       83,284
FalconStor Software Inc. (1)                     4,120       27,563
Fidelity National Information Solutions
   Inc. (1)                                      2,567       66,947
Gateway Inc. (1)                                31,585      115,285
Group 1 Software Inc. (1)                        1,197       22,109
Hypercom Corp. (1)                               5,304       22,012
Hyperion Solutions Corp. (1)                     5,437      183,553
IDX Systems Corp. (1)                            2,937       45,582
iGATE Corp. (1)                                  2,200        7,634
InFocus Corp. (1)                                6,267       29,580
infoUSA Inc. (1)                                 3,195       25,879
Integral Systems Inc. (1)                        1,527       30,357
InterCept Inc. (1)                               3,023       25,272
Intergraph Corp. (1)                             7,409      159,293

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Internet Security Systems Inc. (1)               5,956   $   86,302
Interwoven Inc. (1)                             10,500       23,310
Iomega Corp. (1)                                 8,106       85,924
Keynote Systems Inc. (1)                         3,518       36,869
Komag Inc. (1)                                   3,220       38,093
Kronos Inc. (1)                                  3,141      159,594
Lexar Media Inc. (1)                             8,350       79,659
Lionbridge Technologies Inc. (1)                 2,828       14,395
LookSmart Ltd. (1)                               7,000       19,810
Manhattan Associates Inc. (1)                    3,550       92,193
MAPICS Inc. (1)                                  1,600       13,120
Mentor Graphics Corp. (1)                       10,348      149,839
MICROS Systems Inc. (1)                          2,627       86,638
Midway Games Inc. (1)                            3,758       13,642
Mobius Management Systems Inc. (1)                 967        7,223
MSC.Software Corp. (1)                           5,049       34,030
MTS Systems Corp.                                2,550       37,587
Neoware Systems Inc. (1)                         2,280       34,975
NetScout Systems Inc. (1)                        1,970       10,579
Network Equipment Technologies Inc. (1)          3,510       29,554
Nuance Communications Inc. (1)                   4,790       25,866
NYFIX Inc. (1)                                   4,151       26,359
Overland Storage Inc. (1)                        1,134       23,066
Packeteer Inc. (1)                               4,484       69,816
Palm Inc. (1)                                    5,344       86,947
PC-Tel Inc. (1)                                  3,702       43,906
PEC Solutions Inc. (1)                           1,743       28,062
Pegasus Solutions Inc. (1)                       4,837       78,601
Pemstar Inc. (1)                                 3,125       13,094
Perot Systems Corp. Class A (1)                 10,600      120,416
Planar Systems Inc. (1)                          2,720       53,203
Progress Software Corp. (1)                      4,516       93,617
QAD Inc. (1)                                     1,570       11,649
Quantum Corp. (1)                               20,843       84,414
Quest Software Inc. (1)                          6,334       75,375
Radiant Systems Inc. (1)                         2,120       14,289
RadiSys Corp. (1)                                2,596       34,267
Rainbow Technologies Inc. (1)                    3,449       29,006
Redback Networks Inc. (1)                       13,400       12,060
Retek Inc. (1)                                   8,196       52,454
Riverstone Networks Inc. (1)                    12,100       14,278
RSA Security Inc. (1)                            8,683       93,342
Safeguard Scientifics Inc. (1)                  12,260       33,102
SafeNet Inc. (1)                                 1,318       36,878
Sanchez Computer Associates Inc. (1)             2,000       10,400
Sapient Corp. (1)                                8,000       22,160
ScanSoft Inc. (1)                                8,701       47,246
ScanSource Inc. (1)                              1,837       49,140
Secure Computing Corp. (1)                       4,937       43,100
Sigma Designs Inc. (1)                           2,554       27,736
Silicon Graphics Inc. (1)                       19,000       21,660
Silicon Storage Technology Inc. (1)             11,626       48,713
Sonic Solutions Inc. (1)                         1,797   $   15,490
SonicWALL Inc. (1)                               7,882       37,834
SRA International Inc. Class A (1)               1,227       39,264
SS&C Technologies Inc. (1)                         900       14,355
StorageNetworks Inc. (1)                         6,700        9,313
Stratasys Inc. (1)                                 727       25,569
Sykes Enterprises Inc. (1)                       2,200       10,758
Synaptics Inc. (1)                               2,506       33,731
Syntel Inc. (1)                                    800       12,584
Systems & Computer Technology Corp. (1)          4,906       44,154
Take-Two Interactive Software Inc. (1)           6,182      175,198
Tellium Inc. (1)                                 8,500        7,480
THQ Inc. (1)                                     6,062      109,116
Tier Technologies Inc. Class B (1)               1,800       13,950
Transaction Systems Architects Inc.
   Class A (1)                                   4,955       44,397
TTM Technologies Inc. (1)                        1,980        9,286
Turnstone Systems Inc. (1)                       3,920        9,839
Verity Inc. (1)                                  3,540       44,816
WatchGuard Technologies Inc. (1)                 3,639       16,739
                                                         ----------
                                                          6,209,264
                                                         ----------
COSMETICS / PERSONAL CARE (0.05%)
Chattem Inc. (1)                                 1,762       33,126
Elizabeth Arden Inc. (1)                         1,860       24,496
Revlon Inc. Class A (1)                          1,800        5,400
                                                         ----------
                                                             63,022
                                                         ----------
DISTRIBUTION / WHOLESALE (0.68%)
Advanced Energy Industries Inc. (1)              2,827       40,285
Advanced Marketing Services Inc.                 2,495       32,435
Aviall Inc. (1)                                  2,862       32,541
Building Materials Holdings Corp.                1,811       26,821
Central European Distribution Corp. (1)            762       15,347
Handleman Co. (1)                                4,141       66,256
Hughes Supply Inc.                               3,738      129,709
Keystone Automotive Industries Inc. (1)          1,100       20,086
Owens & Minor Inc.                               5,295      118,343
SCP Pool Corp. (1)                               2,963      101,927
United Stationers Inc. (1)                       4,623      167,214
Watsco Inc.                                      2,656       43,983
WESCO International Inc. (1)                     1,750       10,500
                                                         ----------
                                                            805,447
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES (1.62%)
Accredited Home Lenders Holding Co. (1)          1,447       28,390
Advanta Corp. Class B                            2,800       28,168
Affiliated Managers Group Inc. (1)               3,179      193,760

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
American Home Mortgage Holdings Inc.             1,712   $   33,521
Century Business Services Inc. (1)               8,130       26,422
Charter Municipal Mortgage Acceptance Co.        5,656      107,521
CompuCredit Corp. (1)                            2,794       33,947
Credit Acceptance Corp. (1)                      1,600       16,144
Digital Insight Corp. (1)                        4,617       87,954
DVI Inc. (1)                                     2,326       10,862
E-LOAN Inc. (1)                                  7,079       41,271
Federal Agricultural Mortgage Corp. (1)          1,674       37,414
Financial Federal Corp. (1)                      2,709       66,100
First Albany Companies Inc.                        800        9,944
Forrester Research Inc. (1)                      2,359       38,593
Gabelli Asset Management Inc. Class A (1)        1,062       38,338
Gladstone Capital Corp.                          1,508       31,110
Investment Technology Group Inc. (1)             7,210      134,106
Knight Trading Group Inc. (1)                   11,510       71,592
MCG Capital Corp.                                3,527       51,141
MemberWorks Inc. (1)                             1,300       25,675
Metris Companies Inc.                            4,782       26,540
National Processing Inc. (1)                     1,024       16,466
NCO Group Inc. (1)                               3,398       60,858
New Century Financial Corp.                      2,720      118,728
Phoenix Companies Inc.                          14,675      132,515
Portfolio Recovery Associates Inc. (1)           1,649       51,432
Resource America Inc. Class A                    1,820       18,837
S1 Corp. (1)                                    10,113       40,857
Saxon Capital Inc. (1)                           3,923       68,182
Seacoast Financial Services Corp.                3,287       65,083
StarTek Inc. (1)                                 2,132       56,072
SWS Group Inc.                                   2,802       56,460
WFS Financial Inc. (1)                           1,690       56,632
World Acceptance Corp. (1)                       2,183       35,539
                                                         ----------
                                                          1,916,174
                                                         ----------
ELECTRIC (1.65%)
Allegheny Energy Inc.                           17,334      146,472
Avista Corp.                                     7,844      110,993
Black Hills Corp.                                4,773      146,531
Central Vermont Public Service Corp.             1,893       37,008
CH Energy Group Inc.                             2,626      118,170
Cleco Corp.                                      7,801      135,113
CMS Energy Corp.                                20,057      162,462
El Paso Electric Co. (1)                         7,346       90,576
Empire District Electric Co. (The)               3,169       68,926
IDACORP Inc.                                     5,877      154,271
MGE Energy Inc.                                  2,052       64,392
Otter Tail Corp.                                 3,692       99,610
Plug Power Inc. (1)                              3,974       18,559
PNM Resources Inc.                               5,935      158,761
Sierra Pacific Resources(1)                     18,115   $  107,603
UIL Holdings Corp.                               2,234       90,589
UniSource Energy Corp.                           4,170       78,396
Westar Energy Inc.                              10,219      165,854
                                                         ----------
                                                          1,954,286
                                                         ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.26%)
C&D Technologies Inc.                            3,814       54,769
Encore Wire Corp. (1)                            1,400       13,300
GrafTech International Ltd. (1)                  8,387       45,709
Medis Technologies Ltd. (1)                      1,791       12,770
Power-One Inc. (1)                               9,859       70,492
Wilson Greatbatch Technologies Inc. (1)          3,047      109,997
                                                         ----------
                                                            307,037
                                                         ----------
ELECTRONICS (4.25%)
Actel Corp. (1)                                  3,844       78,802
Aeroflex Inc. (1)                                9,753       75,488
Analogic Corp.                                     980       47,785
Artesyn Technologies Inc. (1)                    4,625       25,946
Artisan Components Inc. (1)                      2,853       64,506
ATMI Inc. (1)                                    4,751      118,632
Barnes Group Inc.                                1,837       39,973
Bel Fuse Inc. Class B                            1,602       36,686
Belden Inc.                                      4,310       68,486
Benchmark Electronics Inc. (1)                   3,667      112,797
Brady Corp. Class A                              3,365      112,223
Cable Design Technologies Corp. (1)              7,006       50,093
Checkpoint Systems Inc. (1)                      5,304       75,052
Coherent Inc. (1)                                5,336      127,690
Concord Camera Corp. (1)                         2,600       18,434
CTS Corp.                                        5,178       54,110
Cubic Corp.                                      2,257       50,151
Cymer Inc. (1)                                   5,139      162,187
Daktronics Inc. (1)                              2,127       34,776
Diodes Inc. (1)                                    424        8,124
Dionex Corp. (1)                                 2,468       98,103
DuPont Photomasks Inc. (1)                       2,173       40,918
EDO Corp.                                        2,089       36,975
Electro Scientific Industries Inc. (1)           5,007       75,906
Emerson Radio Corp. (1)                          2,017       13,554
Energy Conversion Devices Inc. (1)               2,084       18,964
ESS Technology Inc. (1)                          4,451       43,397
Exar Corp. (1)                                   5,834       92,352
Excel Technology Inc. (1)                        1,100       25,113
Fargo Electronics (1)                            1,634       15,899
FEI Co. (1)                                      4,751       89,129
FuelCell Energy Inc. (1)                         5,675       46,478
General Cable Corp.                              3,730       20,142
Helix Technology Corp.                           4,960       65,621
Herley Industries Inc. (1)                       1,561       26,506

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Hutchinson Technology Inc. (1)                   3,771   $  124,028
II-VI Inc. (1)                                   1,832       42,283
Innovex Inc. (1)                                 2,226       22,483
InVision Technologies Inc. (1)                   2,114       52,533
JNI Corp. (1)                                    2,996       14,770
Keithley Instruments Inc.                        2,104       30,403
KEMET Corp. (1)                                 13,145      132,764
Lifeline Systems Inc. (1)                          645       18,318
Littelfuse Inc. (1)                              3,703       82,799
Manufacturers Services Ltd. (1)                  4,950       24,007
Mattson Technology Inc. (1)                      2,400        7,416
Mercury Computer Systems Inc. (1)                3,533       64,159
Methode Electronics Inc. Class A                 5,873       63,135
Metrologic Instruments Inc. (1)                    340       11,305
Micrel Inc. (1)                                  8,079       83,941
Microsemi Corp. (1)                              4,768       76,288
MKS Instruments Inc. (1)                         4,006       72,388
Molecular Devices Corp. (1)                      2,495       39,695
Moog Inc. Class A (1)                            2,320       80,620
Nassda Corp. (1)                                 1,985       15,324
Oak Technology Inc. (1)                          8,133       50,506
OSI Systems Inc. (1)                             1,963       31,526
Park Electrochemical Corp.                       3,462       69,067
Photon Dynamics Inc. (1)                         2,453       67,776
Photronics Inc. (1)                              4,780       83,411
Pioneer-Standard Electronics Inc.                3,945       33,454
Power Integrations Inc. (1)                      3,857       93,802
Rayovac Corp. (1)                                5,412       70,085
REMEC Inc. (1)                                   8,815       61,352
Research Frontiers Inc. (1)                      1,736       24,304
Richardson Electronics Ltd.                        770        6,237
Rofin-Sinar Technologies Inc. (1)                1,336       18,784
Rudolph Technologies Inc. (1)                    1,786       28,505
SBS Technologies Inc. (1)                        2,278       22,395
Semtech Corp. (1)                                8,571      122,051
Silicon Image Inc. (1)                          10,546       58,847
Siliconix Inc. (1)                               1,492       53,861
Sipex Corp. (1)                                  2,500       12,250
Stoneridge Inc. (1)                              2,142       29,238
Supertex Inc. (1)                                1,734       31,854
Sypris Solutions Inc.                              500        5,165
Technitrol Inc. (1)                              6,589       99,164
Thomas & Betts Corp. (1)                         6,999      101,136
Three-Five Systems Inc. (1)                      3,484       24,040
Trimble Navigation Ltd. (1)                      4,791      109,858
Triumph Group Inc. (1)                           2,533       71,355
Universal Display Corp. (1)                      3,216       28,687
Universal Electronics Inc. (1)                   2,320       29,418
Varian Inc. (1)                                  4,534      157,194
Vicor Corp. (1)                                  2,300       22,080
Watts Industries Inc. Class A                    2,334       41,662
Woodhead Industries Inc.                         1,200       15,024
Woodward Governor Co.                            1,621       69,703
Xicor Inc. (1)                                   3,684   $   23,099
X-Rite Inc.                                      2,385       23,635
Zoran Corp. (1)                                  4,359       83,736
Zygo Corp. (1)                                   2,576       20,608
                                                         ----------
                                                          5,024,526
                                                         ----------
ENERGY & RELATED (0.08%)
Headwaters Inc. (1)                              4,400       64,636
KCS Energy Inc. (1)                              5,351       28,842
                                                         ----------
                                                             93,478
                                                         ----------
ENERGY - ALTERNATE SOURCES (0.01%)
KFx Inc. (1)                                     3,030       11,756
                                                         ----------
ENGINEERING & CONSTRUCTION (0.25%)
EMCOR Group Inc. (1)                             2,100      103,656
Granite Construction Inc.                        5,080       97,333
Perini Corp. (1)                                 1,611       12,807
Washington Group International Inc. (1)          3,610       79,276
                                                         ----------
                                                            293,072
                                                         ----------
ENTERTAINMENT (1.15%)
Alliance Gaming Corp. (1)                        7,473      141,314
AMC Entertainment Inc. (1)                       5,648       64,613
Ameristar Casinos Inc. (1)                       1,554       33,178
Argosy Gaming Co. (1)                            3,754       78,496
Churchill Downs Inc.                               983       37,659
Dover Downs Gaming & Entertainment Inc.          1,261       11,664
Dover Motorsports Inc.                           1,230        5,043
4Kids Entertainment Inc. (1)                     1,945       36,177
Gaylord Entertainment Co. (1)                    2,949       57,712
Hollywood Entertainment Corp. (1)                7,738      133,094
Isle of Capri Casinos Inc. (1)                   1,800       29,754
Macrovision Corp. (1)                            6,701      133,484
Magna Entertainment Corp. Class A (1)            5,610       28,050
Martha Stewart Living Omnimedia Inc.
   Class A (1)                                   2,312       21,710
MTR Gaming Group Inc. (1)                        2,745       21,191
NetFlix Inc. (1)                                 1,642       41,953
Penn National Gaming Inc. (1)                    4,382       90,050
Pinnacle Entertainment Inc. (1)                  3,919       26,649
Scientific Games Corp. Class A (1)               7,348       69,071
Shuffle Master Inc. (1)                          2,449       71,976
Six Flags Inc. (1)                              13,672       92,696
Speedway Motorsports Inc.                        2,627       70,404
Vail Resorts Inc. (1)                            2,922       39,359
World Wrestling Entertainment Inc.               1,967       20,240
                                                         ----------
                                                          1,355,537
                                                         ----------

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

ENVIRONMENTAL CONTROL (0.37%)
Casella Waste Systems Inc. Class A (1)           2,973   $   26,846
Ionics Inc. (1)                                  2,630       58,833
Mine Safety Appliances Co.                       1,211       52,824
Tetra Tech Inc. (1)                              7,632      130,736
TRC Companies Inc. (1)                           1,931       28,502
Waste Connections Inc. (1)                       3,940      138,097
                                                         ----------
                                                            435,838
                                                         ----------
FOOD (2.20%)
American Italian Pasta Co. Class A (1)           2,338       97,378
Arden Group Inc. Class A (1)                       237       13,983
CEC Entertainment Inc. (1)                       3,425      126,485
Chiquita Brands International Inc. (1)           6,539       94,815
Corn Products International Inc.                 5,328      160,000
Flowers Foods Inc.                               5,501      108,690
Great Atlantic & Pacific Tea Co. (1)             3,140       27,632
Green Mountain Coffee Roasters Inc. (1)            640       12,160
Hain Celestial Group Inc. (1)                    3,634       58,108
Horizon Organic Holding Corp. (1)                1,332       31,742
IHOP Corp.                                       3,200      101,024
Ingles Markets Inc. Class A                      2,592       26,179
International Multifoods Corp. (1)               2,543       58,260
Interstate Bakeries Corp.                        6,907       87,719
J&J Snack Foods Corp. (1)                          863       27,297
Jack in the Box Inc. (1)                         5,496      122,561
Lance Inc.                                       3,817       34,849
Landry's Restaurants Inc.                        3,492       82,411
Nash Finch Co.                                   1,857       30,919
P.F. Chang's China Bistro Inc. (1)               3,726      183,356
Panera Bread Co. Class A (1)                     4,132      165,280
Papa John's International Inc. (1)               1,655       46,423
Pathmark Stores Inc. (1)                         3,630       27,769
Pilgrim's Pride Corp. Class B                    3,057       29,561
Ralcorp Holdings Inc. (1)                        4,416      110,223
Rare Hospitality International Inc. (1)          2,836       92,680
Riviana Foods Inc.                                 500       13,455
Ruddick Corp.                                    5,203       81,791
Sanderson Farms Inc.                               758       21,300
Sanfilippo (John B.) & Son Inc. (1)                759       12,258
Sensient Technologies Corp.                      6,388      146,860
Sonic Corp. (1)                                  5,511      140,145
Tejon Ranch Co. (1)                              1,421       42,772
United Natural Foods Inc. (1)                    2,733       76,907
Weis Markets Inc. (1)                            2,164       67,127
Wild Oats Markets Inc. (1)                       3,659       39,883
                                                         ----------
                                                          2,600,002
                                                         ----------
FOREST PRODUCTS & PAPER (0.68%)
American Woodmark Corp.                            714       33,244
Buckeye Technologies Inc. (1)                    3,637       24,732
Caraustar Industries Inc. (1)                    5,030       40,290
Chesapeake Corp.                                 2,811   $   61,420
Deltic Timber Corp.                              2,168       61,680
Glatfelter Co.                                   3,992       58,882
Louisiana-Pacific Corp. (1)                     15,996      173,397
Pope & Talbot Inc.                               2,553       28,211
Potlatch Corp.                                   4,676      120,407
Rock-Tenn Co. Class A                            3,370       57,121
Schweitzer-Mauduit International Inc.            2,484       59,964
Universal Forest Products Inc.                   1,400       29,316
Wausau-Mosinee Paper Corp.                       5,052       56,582
                                                         ----------
                                                            805,246
                                                         ----------
GAS (0.19%)
EnergySouth Inc.                                   600       19,680
Laclede Group Inc. (The)                         2,992       80,186
NUI Corp.                                        2,850       44,232
Southwestern Energy Co. (1)                      5,574       83,666
                                                         ----------
                                                            227,764
                                                         ----------
HAND / MACHINE TOOLS (0.35%)
Baldor Electric Co.                              4,481       92,309
Franklin Electric Co. Inc.                         903       50,252
Kennametal Inc.                                  5,254      177,795
Milacron Inc.                                    3,917       19,154
Powell Industries Inc. (1)                         740       10,834
Regal-Beloit Corp.                               3,577       68,321
                                                         ----------
                                                            418,665
                                                         ----------
HEALTH CARE (5.57%)
Accredo Health Inc. (1)                          7,320      159,576
Advanced Neuromodulation Systems Inc. (1)        1,807       93,548
Aksys Ltd. (1)                                   4,638       60,062
Alaris Medical Inc. (1)                          2,780       36,001
Alliance Imaging Inc. (1)                        1,200        5,280
American Healthways Inc. (1)                     2,009       72,565
American Medical Systems Holdings Inc. (1)       2,771       46,747
AMERIGROUP Corp. (1)                             3,065      114,018
AmSurg Corp. (1)                                 2,864       87,352
Arrow International Inc.                         1,323       58,410
ArthroCare Corp. (1)                             3,384       56,716
Aspect Medical Systems Inc. (1)                  1,001        7,387
Bei Technologies Inc.                            1,582       18,984
Beverly Enterprises Inc. (1)                    12,898       45,143
BioLase Technology Inc. (1)                      2,882       30,924
BioMarin Pharmaceutical Inc. (1)                 9,096       88,777
Bioreliance Corp. (1)                              706       14,967
Biosite Inc. (1)                                 1,642       78,980
Bruker Daltonics Inc. (1)                        1,970       10,500
Candela Corp. (1)                                  998       11,497
Cantel Medical Corp. (1)                         1,214       16,292

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Cardiac Science Inc. (1)                         5,600   $   15,008
CardioDynamics International Corp. (1)           3,900       13,299
Centene Corp. (1)                                1,507       58,622
Cepheid Inc. (1)                                 4,869       24,053
Cerner Corp. (1)                                 4,221       96,872
Cerus Corp. (1)                                  2,810       21,159
Cholestech Corp. (1)                             1,948       19,227
Chronimed Inc. (1)                               1,762       17,320
Closure Medical Corp. (1)                        1,193       22,524
Cobalt Corp. (1)                                 2,624       53,923
Conceptus Inc. (1)                               3,698       51,957
CONMED Corp. (1)                                 4,264       77,861
Cooper Companies Inc.                            4,641      161,368
Covance Inc. (1)                                 9,483      171,642
CTI Molecular Imaging Inc. (1)                   3,417       64,615
Curative Health Services Inc. (1)                1,403       23,851
Cyberonics Inc. (1)                              3,351       72,080
Cytyc Corp. (1)                                 16,846      177,220
Dade Behring Holdings Inc. (1)                   5,158      118,479
Datascope Corp.                                  2,216       65,438
DHB Industries Inc. (1)                          1,500        6,135
Diagnostic Products Corp.                        2,750      112,887
DJ Orthopedics Inc. (1)                          1,160       12,714
Dynacq International Inc. (1)                      700       11,760
Enzo Biochem Inc. (1)                            3,920       84,351
Enzon Pharmaceuticals Inc. (1)                   6,467       80,967
Exactech Inc. (1)                                  693        9,979
Flir Systems Inc. (1)                            5,030      151,654
Genesis Health Ventures Inc. (1)                 4,508       79,566
Gen-Probe Inc. (1)                               3,501      143,086
Gentiva Health Services Inc. (1)                 2,630       23,670
Haemonetics Corp. (1)                            3,014       56,362
Hanger Orthopedic Group Inc. (1)                 3,751       42,949
Hologic Inc. (1)                                 3,175       41,846
Hooper Holmes Inc.                               7,770       50,039
ICU Medical Inc. (1)                             1,507       46,943
IGEN International Inc. (1)                      2,693       84,560
Impath Inc. (1)                                  2,366       33,455
INAMED Corp. (1)                                 2,670      143,352
Intermagnetics General Corp. (1)                 2,716       53,885
Interpore International (1)                      2,385       30,361
Invacare Corp.                                   4,172      137,676
Inveresk Research Group Inc. (1)                 4,123       74,173
Inverness Medical Innovations Inc. (1)           1,909       36,844
i-STAT Corp. (1)                                 1,941       17,450
Kensey Nash Corp. (1)                            1,251       32,526
Kindred Healthcare Inc. (1)                      2,492       44,457
Kyphon Inc. (1)                                  2,590       39,161
LabOne Inc. (1)                                  1,173       25,290
Laserscope (1)                                   1,882       15,037
LifePoint Hospitals Inc. (1)                     5,443      113,976
Luminex Corp. (1)                                2,210       11,404
Matria Healthcare Inc. (1)                       1,295       22,857
Medical Action Industries Inc. (1)                 715   $   11,676
Mentor Corp.                                     5,814      112,675
Merit Medical Systems Inc. (1)                   1,437       28,711
National Healthcare Corp. (1)                    1,363       26,824
Novoste Corp. (1)                                1,781       10,686
Oakley Inc. (1)                                  5,056       59,509
Ocular Sciences Inc. (1)                         2,535       50,320
Odyssey Healthcare Inc. (1)                      3,154      116,698
Option Care Inc. (1)                             1,959       22,587
OraSure Technologies Inc. (1)                    4,588       34,226
Orthodontic Centers of America Inc. (1)          7,153       57,296
Orthologic Corp. (1)                             3,300       15,147
Osteotech Inc. (1)                               2,307       31,352
Palatin Technologies Inc. (1)                    4,962       15,829
Pediatrix Medical Group Inc. (1)                 3,382      120,568
PolyMedica Corp.                                 1,470       67,311
Possis Medical Inc. (1)                          3,228       44,288
Province Healthcare Co. (1)                      7,224       79,970
PSS World Medical Inc. (1)                       9,348       53,751
Quidel Corp. (1)                                 2,600       16,172
RehabCare Group Inc. (1)                         2,115       30,985
Retractable Technologies Inc. (1)                1,268       10,765
Select Medical Corp. (1)                         3,461       85,937
Sierra Health Services Inc. (1)                  3,491       69,820
Sola International Inc. (1)                      3,886       67,616
SonoSite Inc. (1)                                2,128       42,454
Specialty Laboratories Inc. (1)                  1,040       10,660
Staar Surgical Co. (1)                           2,737       31,749
Sunrise Senior Living Inc. (1)                   2,787       62,373
Synovis Life Technologies Inc. (1)               1,222       24,122
Theragenics Corp. (1)                            4,855       20,876
Therasense Inc. (1)                              3,850       38,500
Thoratec Corp. (1)                               7,355      109,589
TriPath Imaging Inc. (1)                         3,624       24,752
U.S. Physical Therapy Inc. (1)                   2,012       25,713
US Oncology Inc. (1)                             9,995       73,863
VCA Antech Inc. (1)                              3,966       77,615
Ventana Medical Systems Inc. (1)                 2,054       55,828
Viasys Healthcare Inc. (1)                       4,541       93,999
VistaCare Inc. Class A (1)                       1,670       40,598
VISX Inc. (1)                                    6,788      117,772
Vital Images Inc. (1)                            1,440       26,611
Vital Sign Inc.                                    600       15,576
West Pharmaceutical Services Inc.                2,400       58,800
Wright Medical Group Inc. (1)                    2,088       39,672
Young Innovations Inc. (1)                         435       12,397
Zoll Medical Corp. (1)                           1,115       37,419
                                                         ----------
                                                          6,593,273
                                                         ----------
HOLDING COMPANIES-DIVERSIFIED (0.11%)
Triarc Companies Inc. (1)                        2,412       72,336

                 See accompanying notes to financial statements

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

HOLDING COMPANIES-DIVERSIFIED (Cont.)
Walter Industries Inc.                           4,543   $   53,380
                                                         ----------
                                                            125,716
                                                         ----------
HOME BUILDERS (0.87%)
Beazer Homes USA Inc. (1)                        1,879      156,896
Brookfield Homes Corp.                           1,995       30,763
Champion Enterprises Inc. (1)                    8,487       43,963
Coachmen Industries Inc.                         3,078       36,782
Dominion Homes Inc. (1)                            443       10,566
Fleetwood Enterprises Inc. (1)                   6,062       44,859
M/I Schottenstein Homes Inc.                     1,788       76,312
Meritage Corp. (1)                               1,504       74,087
Monaco Coach Corp. (1)                           4,630       70,978
Palm Harbor Homes Inc. (1)                       2,554       48,373
Skyline Corp.                                    1,467       44,010
Standard-Pacific Corp.                           4,687      155,421
Thor Industries Inc.                             2,650      108,173
WCI Communities Inc. (1)                         2,399       46,133
William Lyon Homes Inc. (1)                        500       15,925
Winnebago Industries Inc.                        1,742       66,022
                                                         ----------
                                                          1,029,263
                                                         ----------
HOME FURNISHINGS (0.31%)
Applica Inc. (1)                                 3,067       26,069
Bassett Furniture Industries Inc.                1,871       24,847
Hooker Furniture Corp.                             710       17,558
Kimball International Inc. Class B               3,800       59,280
Libbey Inc.                                      2,338       53,073
Modtech Holdings Inc. (1)                        1,000        9,190
Movado Group Inc.                                1,837       39,955
Oneida Ltd.                                      2,686       18,130
Select Comfort Corp. (1)                         3,090       50,614
Standex International Corp.                      2,268       47,628
Stanley Furniture Co. Inc.                         762       20,886
                                                         ----------
                                                            367,230
                                                         ----------
HOUSEHOLD PRODUCTS / WARES (0.96%)
American Greetings Corp. Class A (1)             8,781      172,459
Central Garden & Pet Co. (1)                     2,047       48,821
CSS Industries Inc.                                771       29,722
Ennis Business Forms Inc.                        2,201       32,025
Fossil Inc. (1)                                  3,551       83,662
Harland (John H.) Co.                            4,403      115,182
Jarden Corp. (1)                                 2,137       59,131
National Presto Industries Inc.                  1,071       33,844
New England Business Service Inc.                1,664       49,920
Playtex Products Inc. (1)                        4,308       27,657
Russ Berrie & Co. Inc.                           1,774       64,769
Standard Register Co. (The)                      3,101       51,104
Toro Co.                                         3,658      145,405
Tupperware Corp.                                 7,866      112,956
Yankee Candle Co. Inc. (The) (1)                 4,677   $  108,600
                                                         ----------
                                                          1,135,257
                                                         ----------
INSURANCE (2.34%)
Alfa Corp.                                       4,600       58,466
Allmerica Financial Corp. (1)                    8,082      145,395
American Medical Security Group Inc. (1)         1,821       34,781
American Physicians Capital Inc. (1)             1,524       36,957
AmerUs Group Co.                                 5,568      156,962
Argonaut Group Inc.                              4,262       52,550
Baldwin & Lyons Inc. Class B                     1,253       29,759
Citizens Inc. (1)                                2,570       18,684
CNA Surety Corp.                                 2,353       23,177
Commerce Group Inc.                              3,953      143,099
Crawford & Co. Class B                           3,400       16,694
Delphi Financial Group Inc. Class A              2,266      106,049
FBL Financial Group Inc. Class A                 1,984       39,978
Financial Industries Corp.                         800       11,792
Fremont General Corp.                           10,342      141,685
Great American Financial Resources Inc.            700        9,177
Harleysville Group Inc.                          3,963       91,228
HealthExtras Inc. (1)                            1,600       12,512
Hilb, Rogal & Hamilton Co.                       4,743      161,452
Horace Mann Educators Corp.                      6,053       97,635
Infinity Property & Casualty Corp.               1,601       37,848
Kansas City Life Insurance Co.                   1,032       44,211
LandAmerica Financial Group Inc.                 2,779      132,002
Midland Co. (The)                                  800       17,768
National Western Life Insurance Co.
   Class A (1)                                     234       25,841
NYMAGIC Inc.                                       600       12,156
Ohio Casualty Corp. (1)                          7,967      105,005
Penn-America Group Inc.                          1,480       16,650
Philadelphia Consolidated Holding Corp. (1)      2,573      103,949
PICO Holdings Inc. (1)                           1,699       22,087
PMA Capital Corp. Class A                        4,002       50,305
Presidential Life Corp.                          3,575       50,443
ProAssurance Corp. (1)                           3,904      105,369
RLI Corp.                                        2,477       81,493
Safety Insurance Group Inc.                        968       14,220
Selective Insurance Group Inc.                   3,750       93,937
State Auto Financial Corp.                       2,739       61,491
Stewart Information Services Corp. (1)           2,684       74,749
Triad Guaranty Inc. (1)                          1,518       57,608
21st Century Insurance Group                     2,198       31,431
U.S.I. Holdings Corp. (1)                        3,136       36,879
UICI (1)                                         6,092       91,806
United Fire & Casualty Co.                         932       30,281
Universal American Financial Corp. (1)           3,700       23,569

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Zenith National Insurance Corp.                  2,035   $   57,997
                                                         ----------
                                                          2,767,127
                                                         ----------
IRON / STEEL (0.41%)
AK Steel Holding Corp. (1)                      13,911       50,358
Allegheny Technologies Inc.                     11,934       78,764
Carpenter Technology Corp.                       4,489       70,028
Cleveland-Cliffs Inc. (1)                        2,155       38,467
Gibraltar Steel Corp.                            1,151       23,572
Reliance Steel & Aluminum Co.                    4,576       94,723
Ryerson Tull Inc.                                3,684       32,346
Schnitzer Steel Industries Inc. Class A            608       26,825
Steel Dynamics Inc. (1)                          4,975       68,157
                                                         ----------
                                                            483,240
                                                         ----------
LEISURE TIME (0.30%)
Bally Total Fitness Holding Corp. (1)            4,832       43,633
Callaway Golf Co.                                9,467      125,154
K2 Inc. (1)                                      3,684       45,129
Marine Products Corp.                              800        8,680
Nautilus Group Inc. (The)                        4,273       52,985
Navigant International Inc. (1)                  1,480       19,092
WMS Industries Inc. (1)                          3,849       60,006
                                                         ----------
                                                            354,679
                                                         ----------
LODGING (0.45%)
Aztar Corp. (1)                                  4,918       79,229
Boca Resorts Inc. Class A (1)                    3,739       48,607
Boyd Gaming Corp. (1)                            5,222       90,132
Choice Hotels International Inc.(1)              3,124       85,316
Extended Stay America Inc. (1)                   9,937      134,050
Marcus Corp.                                     3,182       47,571
Prime Hospitality Corp. (1)                      7,157       48,023
                                                         ----------
                                                            532,928
                                                         ----------
MACHINERY (2.21%)
Albany International Corp. Class A               3,917      107,326
Applied Industrial Technologies Inc.             3,428       72,331
Astec Industries Inc. (1)                        2,132       18,591
Asyst Technologies Inc. (1)                      6,985       46,730
Briggs & Stratton Corp.                          3,036      153,318
Cascade Corp.                                    2,272       39,533
Cognex Corp. (1)                                 5,543      123,886
Dycom Industries Inc. (1)                        7,895      128,688
Engineered Support Systems Inc.                  1,529       63,989
Esterline Technologies Corp. (1)                 3,451       60,082
Flowserve Corp. (1)                              6,842      134,582
Gardner Denver Inc. (1)                          3,155       64,551
Gerber Scientific Inc. (1)                       3,288       21,898
Global Power Equipment Group Inc. (1)            2,100        9,765
Gorman-Rupp Co. (The)                              800       19,200
Idex Corp.                                       4,297      155,723
Insituform Technologies Inc. Class A (1)         3,452   $   61,031
JLG Industries Inc.                              6,091       41,419
Kadant Inc. (1)                                  1,560       29,250
Kaman Corp. Class A                              2,500       29,225
Knight Transportation Inc. (1)                   3,729       92,852
Kulicke & Soffa Industries Inc. (1)              8,621       55,088
Lincoln Electric Holding Inc.                    4,638       94,662
Lindsay Manufacturing Co.                        1,731       40,194
Manitowoc Co. Inc. (The)                         4,485      100,015
NACCO Industries Inc.                              870       51,278
Nordson Corp.                                    3,181       75,867
Paxar Corp. (1)                                  4,894       53,834
Presstek Inc. (1)                                4,108       25,593
Robbins & Myers Inc.                             2,418       44,733
Sauer-Danfoss Inc.                               1,000       10,750
Semitool Inc. (1)                                1,600        7,888
Stewart & Stevenson Services Inc.                5,013       78,955
SureBeam Corporation Class A (1)                 8,261       21,892
Tecumseh Products Co. Class A                    2,162       82,826
Tennant Co.                                      1,444       53,067
Terex Corp. (1)                                  7,026      137,148
Thomas Industries Inc.                           2,141       57,914
Ultratech Inc. (1)                               4,026       74,441
Unova Inc. (1)                                   6,621       73,493
                                                         ----------
                                                          2,613,608
                                                         ----------
MACHINERY-CONSTRUCTION & MINING (0.08%)
Joy Global Inc. (1)                              6,415       94,750
                                                         ----------
MANUFACTURERS (0.62%)
CUNO Inc. (1)                                    2,478       89,505
EnPro Industries Inc. (1)                        3,207       34,283
Federal Signal Corp.                             7,202      126,539
FMC Corp. (1)                                    5,419      122,632
Jacuzzi Brands Inc. (1)                         10,426       55,154
Quixote Corp.                                      933       23,819
Sturm Ruger & Co. Inc.                           2,460       24,600
Tredegar Corp.                                   4,634       69,464
Trinity Industries Inc.                          6,226      115,243
Wabtec Corp.                                     5,191       72,207
                                                         ----------
                                                            733,446
                                                         ----------
MANUFACTURING (0.30%)
Acuity Brands Inc.                               6,395      116,197
Applied Films Corporation (1)                    2,140       55,383
ESCO Technologies Inc. (1)                       1,752       77,088
Hexcel Corp. (1)                                 2,800        8,960
Kaydon Corp.                                     4,723       98,238
                                                         ----------
                                                            355,866
                                                         ----------

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

MEDIA (1.47%)
Acme Communications Inc. (1)                       938   $    7,129
Banta Corp.                                      3,742      121,129
Beasley Broadcast Group Inc. Class A (1)         1,214       16,608
Courier Corp.                                      400       20,600
Crown Media Holdings Inc. (1)                    3,400       14,042
Cumulus Media Inc. Class A (1)                   6,388      120,925
Emmis Communications Corp. (1)                   6,509      149,382
Fisher Communications Inc. (1)                     670       32,770
Gray Television Inc.                             5,648       70,035
Hollinger International Inc.                     7,113       76,607
Information Holdings Inc. (1)                    2,514       45,880
Insight Communications Co. Inc. (1)              6,864       90,468
Journal Register Co. (1)                         4,755       86,018
Liberty Corp.                                    2,597      110,372
Lin TV Corp. Class A (1)                         3,860       90,903
LodgeNet Entertainment Corp. (1)                 3,114       34,098
Mediacom Communications Corp. (1)                8,836       87,211
Nelson (Thomas) Inc. (1)                           963       12,037
Paxson Communications Corp. (1)                  4,318       25,865
Pegasus Communications Corp. (1)                   612       18,103
Playboy Enterprises Inc. Class B (1)             2,163       29,417
Primedia Inc. (1)                               20,557       62,699
Pulitzer Inc.                                    1,014       50,112
Regent Communications Inc. (1)                   3,986       23,517
Saga Communications Inc. (1)                     1,853       36,041
Salem Communications Corp. Class A (1)           2,015       40,322
Sinclair Broadcast Group Inc. Class A (1)        5,868       68,127
Spanish Broadcasting System Inc. Class A (1)     6,780       55,257
TheStreet.com Inc. (1)                           1,518        7,135
TiVo Inc. (1)                                    5,011       61,034
Value Line Inc.                                    200        9,822
Young Broadcasting Inc. Class A (1)              3,014       63,686
                                                         ----------
                                                          1,737,351
                                                         ----------
METAL FABRICATE / HARDWARE (0.17%)
CIRCOR International Inc.                        2,208       39,369
Lawson Products Inc.                               500       13,769
NN Inc.                                          1,300       16,458
Penn Engineering & Manufacturing Corp.           2,149       29,334
Shaw Group Inc. (The) (1)                        5,261       63,395
Valmont Industries Inc.                          1,835       35,709
                                                         ----------
                                                            198,034
                                                         ----------
METALS-DIVERSIFIED (0.60%)
Ameron International Corp.                       1,118       38,873
Commercial Metals Co.                            4,444       79,059
Griffon Corp. (1)                                4,553       72,848
Gulf Island Fabrication Inc. (1)                   700   $   11,844
Material Sciences Corp.                          1,849       17,935
Matthews International Corp. Class A             3,842       95,128
Maverick Tube Corp. (1)                          6,353      121,660
Mueller Industries Inc. (1)                      5,008      135,767
NS Group Inc. (1)                                2,862       27,905
Quanex Corp.                                     2,515       74,746
RTI International Metals Inc. (1)                2,805       30,378
                                                         ----------
                                                            706,143
                                                         ----------
MINING (0.39%)
AMCOL International Corp.                        1,620       12,960
Arch Coal Inc.                                   6,944      159,573
Brush Engineered Materials Inc. (1)              3,659       30,553
Century Aluminum Co.                             2,111       14,840
Hecla Mining Co. (1)                            17,603       74,461
Liquidmetal Technologies (1)                     1,200        6,156
Royal Gold Inc.                                  2,849       61,225
Stillwater Mining Co. (1)                        5,507       28,306
USEC Inc.                                       10,364       72,755
                                                         ----------
                                                            460,829
                                                         ----------
OFFICE / BUSINESS EQUIPMENT (0.18%)
General Binding Corp. (1)                          600        7,200
Global Imaging Systems Inc. (1)                  2,100       48,636
Imagistics International Inc. (1)                2,855       73,659
Insight Enterprises Inc. (1)                     6,984       70,259
Pomeroy Computer Resources (1)                   1,280       14,157
                                                         ----------
                                                            213,911
                                                         ----------
OIL & GAS PRODUCERS (3.58%)
Atmos Energy Corp.                               7,169      177,791
Atwood Oceanics Inc. (1)                         1,594       43,277
Berry Petroleum Co. Class A                      2,492       44,731
Cabot Oil & Gas Corp.                            4,123      113,836
CAL Dive International Inc. (1)                  5,601      122,102
Cascade Natural Gas Corp.                        1,300       24,830
Chesapeake Utilities Corp.                       1,049       23,707
Cimarex Energy Co. (1)                           5,997      142,429
Clayton Williams Energy Inc. (1)                   542       10,005
Denbury Resources Inc. (1)                       5,037       67,647
Encore Acquisition Co. (1)                         960       18,384
Energen Corp.                                    5,066      168,698
Energy Partners Ltd. (1)                         4,190       48,395
Evergreen Resources Inc. (1)                     2,777      150,819
EXCO Resources Inc. (1)                            903       16,173
Forest Oil Corp. (1)                             6,011      150,996
Frontier Oil Corp.                               3,824       58,125
Grey Wolf Inc. (1)                              22,838       92,266
Hanover Compressor Co. (1)                       8,116       91,711
Harvest Natural Resources Inc. (1)               4,695       29,907
Holly Corp.                                      1,931       53,296

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

OIL & GAS PRODUCERS (Cont.)
Houston Exploration Co. (1)                      1,721   $   59,719
Magnum Hunter Resources Inc. (1)                10,254       81,929
McMoRan Exploration Co.                          1,978       22,035
Meridian Resource Corp. (The) (1)                5,162       24,416
New Jersey Resources Corp.                       4,230      150,165
Northwest Natural Gas Co.                        4,012      109,327
Nuevo Energy Co. (1)                             2,989       52,158
Parker Drilling Co. (1)                         10,370       30,177
Patina Oil & Gas Corp.                           4,438      142,682
Penn Virginia Corp.                              1,256       54,008
Petroleum Development Corp. (1)                  1,246       11,451
Plains Exploration & Production Co. (1)          5,251       56,763
Plains Resource Inc. (1)                         3,753       53,105
Prima Energy Corp. (1)                           1,463       30,547
Quicksilver Resources Inc. (1)                   1,825       43,709
Range Resources Corp. (1)                        9,321       58,443
Remington Oil & Gas Corp. (1)                    3,261       59,937
RPC Inc.                                         1,300       14,300
SEACOR SMIT Inc. (1)                             2,698       98,450
SEMCO Energy Inc.                                2,800       16,296
South Jersey Industries Inc.                     2,692       99,200
Southern Union Co. (1)                           8,173      138,451
Southwest Gas Corp.                              5,268      111,576
Spinnaker Exploration Co. (1)                    4,043      105,927
St. Mary Land & Exploration Co.                  4,659      127,191
Stone Energy Corp. (1)                           3,397      142,402
Superior Energy Services Inc. (1)                7,028       66,625
Swift Energy Co. (1)                             4,150       45,650
Tesoro Petroleum Corp. (1)                      11,066       76,134
Tom Brown Inc. (1)                               5,222      145,119
Unit Corp. (1)                                   6,261      130,918
Vintage Petroleum Inc.                           7,753       87,454
WD-40 Co.                                        2,284       65,208
W-H Energy Services Inc. (1)                     3,546       69,076
                                                         ----------
                                                          4,229,673
                                                         ----------
OIL & GAS SERVICES (0.69%)
CARBO Ceramics Inc.                              1,878       69,956
Comstock Resources Inc. (1)                      4,696       64,241
Dril-Quip Inc. (1)                               1,811       32,960
Global Industries Ltd. (1)                       9,972       48,065
Hydril Co. (1)                                   1,994       54,337
Input/Output Inc. (1)                            6,803       36,600
Lone Star Technologies Inc. (1)                  4,562       96,623
Lufkin Industries Inc.                             640       15,584
Matrix Service Co. (1)                           1,293       22,214
Newpark Resources Inc. (1)                      11,775       64,527
Oceaneering International Inc. (1)               3,422       87,432
Oil States International Inc. (1)                3,399       41,128
Tetra Technologies Inc. (1)                      2,265       67,157
Universal Compression Holdings Inc. (1)          2,621       54,674
Veritas DGC Inc. (1)                             4,973   $   57,190
                                                         ----------
                                                            812,688
                                                         ----------
PACKAGING & CONTAINERS (0.30%)
Crown Holdings Inc. (1)                         24,779      176,922
Graphic Packaging International Corp. (1)        2,400       10,824
Greif Inc. Class A                               2,607       59,961
Longview Fibre Co.                               7,077       58,031
Silgan Holdings Inc. (1)                         1,442       45,106
                                                         ----------
                                                            350,844
                                                         ----------
PHARMACEUTICALS (4.40%)
aaiPharma Inc. (1)                               2,589       51,469
Abgenix Inc. (1)                                13,455      141,143
Able Laboratories Inc. (1)                       2,029       39,971
Adolor Corp. (1)                                 5,391       66,148
Advanced Medical Optics Inc. (1)                 4,236       72,224
Align Technology Inc. (1)                        7,320       91,866
Alkermes Inc. (1)                                8,371       89,988
Allscripts Healthcare Solutions Inc. (1)         3,500       12,845
Alpharma Inc. Class A                            5,618      121,349
Alteon Inc. (1)                                  4,476       21,709
Antigenics Inc. (1)                              4,973       57,289
Aphton Corp. (1)                                 2,970       24,473
AtheroGenics Inc. (1)                            5,424       80,980
AVI BioPharma Inc. (1)                           2,855       17,501
Bentley Pharmaceuticals Inc. (1)                 2,406       31,639
Biopure Corp. (1)                                4,644       28,375
Bone Care International Inc. (1)                 1,300       18,070
Bradley Pharmaceuticals Inc. (1)                 1,307       21,566
Cell Genesys Inc. (1)                            6,497       56,134
Cell Therapeutics Inc. (1)                       5,823       56,658
CIMA Labs Inc. (1)                               2,091       56,227
CollaGenex Pharmaceuticals Inc. (1)                847       11,375
Columbia Laboratories Inc. (1)                   4,631       52,099
Connetics Corp. (1)                              4,316       64,611
Corixa Corp. (1)                                 8,720       67,406
Cubist Pharmaceuticals Inc. (1)                  4,299       45,827
CV Therapeutics Inc. (1)                         4,545      134,805
D&K Healthcare Resources Inc.                    1,900       30,666
Dendreon Corp. (1)                               1,072        6,368
Digene Corp. (1)                                 2,229       60,696
Discovery Laboratories Inc. (1)                  5,820       37,364
DOV Pharmaceutical Inc. (1)                      1,798       20,677
Durect Corp. (1)                                 2,890        6,965
Epix Medical Inc. (1)                            2,238       31,668
Esperion Therapeutics Inc. (1)                   4,574       89,605
First Horizon Pharmaceutical Corp. (1)           5,038       19,900
Genta Inc. (1)                                   7,361       98,049
Geron Corp. (1)                                  4,520       33,267
Guilford Pharmaceuticals Inc. (1)                5,107       23,186

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Hi-Tech Pharmacal Co. (1)                          593   $   24,117
Hollis-Eden Pharmaceuticals (1)                  1,106       13,969
ILEX Oncology Inc. (1)                           5,785      112,287
Immucor Inc. (1)                                 1,544       33,644
Immunogen Inc. (1)                               4,130       17,635
Impax Laboratories Inc. (1)                      4,501       53,967
Indevus Pharmaceuticals Inc. (1)                 5,194       32,411
Inspire Pharmaceuticals Inc. (1)                 4,170       45,036
InterMune Inc. (1)                               3,573       57,561
Intuitive Surgical Inc. (1)                      4,342       32,522
Isis Pharmaceuticals Inc. (1)                    7,165       37,975
Kos Pharmaceuticals Inc. (1)                     1,469       34,477
KV Pharmaceuticals Co. (1)                       3,885      108,003
La Jolla Pharmaceutical Co. (1)                  7,502       24,532
Lannett Co. Inc. (1)                               767       17,978
Ligand Pharmaceuticals Inc. Class B (1)          8,978      122,011
Martek Biosciences Corp. (1)                     3,772      161,970
Medarex Inc. (1)                                11,880       78,289
Medicines Co. (The) (1)                          6,108      120,267
MGI Pharma Inc. (1)                              4,089      104,801
MIM Corp. (1)                                    2,700       17,631
Nabi Biopharmaceuticals (1)                      4,955       33,991
Nature's Sunshine Products Inc.                  1,600       12,816
NBTY Inc. (1)                                    7,604      160,140
NeoPharm Inc. (1)                                2,317       32,090
Neose Technologies Inc. (1)                      2,339       23,413
Noven Pharmaceuticals Inc. (1)                   4,198       42,988
NPS Pharmaceuticals Inc. (1)                     4,894      119,120
Nu Skin Enterprises Inc. Class A                 6,620       69,179
Onyx Pharmaceuticals Inc. (1)                    3,800       46,854
OSI Pharmaceuticals Inc. (1)                     6,235      200,829
Pain Therapeutics Inc. (1)                       1,610       10,401
PAREXEL International Corp. (1)                  3,685       51,406
Penwest Pharmaceuticals Co. (1)                  2,946       71,794
Peregrine Pharmaceuticals Inc. (1)               9,900       14,355
Perrigo Co.                                      9,173      143,466
POZEN Inc. (1)                                   3,571       39,210
Praecis Pharmaceuticals Inc. (1)                 6,332       31,027
Priority Healthcare Corp. Class B (1)            4,768       88,446
Progenics Pharmaceuticals Inc. (1)                 980       14,759
Rigel Pharmaceuticals Inc. (1)                       0            5
Salix Pharmaceuticals Ltd. (1)                   4,142       43,450
SangStat Medical Corp. (1)                       4,605       60,279
SciClone Pharmaceuticals Inc. (1)                5,440       46,566
Serologicals Corp. (1)                           3,044       41,490
SuperGen Inc. (1)                                4,486       24,224
Sybron Dental Specialties Inc. (1)               6,187      146,013
Tanox Inc. (1)                                   3,599       57,764
Tularik Inc. (1)                                 7,035       69,928
United Surgical Partners International
   Inc. (1)                                      2,663       60,157
United Therapeutics Inc. (1)                     2,602       56,672
USANA Health Sciences Inc. (1)                     620   $   27,410
Vicuron Pharmaceuticals Inc. (1)                 6,157       87,306
VIVUS Inc. (1)                                   4,646       23,880
Zymogenetics Inc. (1)                            1,000       11,640
                                                         ----------
                                                          5,206,309
                                                         ----------
PIPELINES (0.01%)
TransMontaigne Inc. (1)                          1,400        9,072
                                                         ----------
REAL ESTATE (3.52%)
AMLI Residential Properties Trust                3,361       79,152
Anthracite Capital Inc.                          5,754       69,393
Apex Mortgage Capital Inc.                       2,900       15,863
Avatar Holdings (1)                                957       28,901
Bedford Property Investors Inc.                  2,329       66,144
Boykin Lodging Co.                               2,500       19,500
Brandywine Realty Trust                          4,831      118,939
BRT Realty Trust                                   857       13,626
Chateau Communities Inc.                         3,758      111,199
Colonial Properties Trust                        2,582       90,861
Commercial Net Lease Realty Inc.                 5,506       94,923
Consolidated-Tomoka Land Co.                       673       16,906
Cornerstone Realty Income Trust Inc.             7,047       51,514
Corporate Office Properties Trust                3,932       66,569
Corrections Corp. of America (1)                 5,442      137,846
EastGroup Properties Inc.                        2,953       79,731
Entertainment Properties Trust                   2,824       81,190
Equity Inns Inc.                                 3,800       26,220
Equity One Inc.                                  4,272       70,061
First Industrial Realty Trust Inc.               5,362      169,439
Gables Residential Trust                         4,566      138,030
Glenborough Realty Trust Inc.                    4,183       80,104
Glimcher Realty Trust                            4,921      110,230
Home Properties of New York Inc.                 4,126      145,400
Impac Mortgage Holdings Inc.                     7,335      122,421
Innkeepers USA Trust                             2,600       17,680
Insignia Financial Group Inc. (1)                3,000       33,330
Jones Lang LaSalle Inc. (1)                      5,687       89,855
Kilroy Realty Corp.                              4,449      122,348
LaSalle Hotel Properties                         2,939       43,438
Lexington Corp. Properties Trust                 4,246       75,154
LTC Properties Inc.                              2,500       23,875
Manufactured Home Communities Inc.               2,475       86,897
Meristar Hospitality Corp.                       6,537       33,600
Mid Atlantic Realty Trust                        3,487       73,018
National Health Investors Inc.                   4,974       91,721
Nationwide Health Properties Inc.                7,702      122,693
Novastar Financial Inc.                          1,368       81,738
Omega Healthcare Investors Inc. (1)              1,800        9,450
Pennsylvania Real Estate Investment Trust        2,774       83,081

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

REAL ESTATE (Cont.)
Prentiss Properties Trust                        4,590   $  137,654
PS Business Parks Inc.                           2,386       84,226
Ramco-Gershenson Properties Trust                1,787       41,637
Reckson Associates Realty Corp.                  6,659      138,907
Redwood Trust Inc.                               2,112       84,290
RFS Hotel Investors Inc.                         6,793       83,690
Saul Centers Inc.                                1,752       44,851
Sovran Self Storage Inc.                         3,200      100,800
Summit Properties Inc.                           3,113       64,283
Sun Communities Inc.                             2,783      109,372
Tanger Factory Outlet Centers Inc.               1,176       38,902
Taubman Centers Inc.                             3,629       69,532
Town & Country Trust (The)                       2,853       66,332
Trammell Crow Co. (1)                            4,611       48,923
United Mobile Homes Inc.                         1,015       15,387
Urstadt Biddle Properties Inc. Class A           2,947       37,898
                                                         ----------
                                                          4,158,724
                                                         ----------
REAL ESTATE INVESTMENT TRUSTS (2.30%)
Acadia Realty Trust                              1,900       17,385
Alexander's Inc. (1)                               300       25,047
Alexandria Real Estate Equities Inc.             2,822      126,990
American Land Lease Inc.                         1,514       25,435
American Mortgage Acceptance Corp.               1,485       25,780
Anworth Mortgage Asset Corp.                     3,621       55,836
Associated Estates Realty Corp.                  1,800       11,826
Capital Automotive                               4,089      114,451
Capstead Mortgage Corp.                          1,611       18,156
Correctional Properties Trust                    1,526       42,728
CRIIMI MAE Inc. (1)                              2,314       25,338
Crown American Realty Trust                      3,400       36,516
Essex Property Trust Inc.                        2,214      126,752
FelCor Lodging Trust Inc.                       10,516       82,551
Getty Realty Corp.                               2,653       59,215
Great Lakes REIT Inc.                            2,582       41,312
Health Care REIT Inc.                            5,712      174,216
Heritage Property Investment Trust Inc.          2,904       78,640
Highwoods Properties Inc.                        7,157      159,601
Investors Real Estate Trust                      3,407       36,762
Keystone Property Trust                          3,233       59,843
Koger Equity Inc.                                3,966       68,334
Kramont Realty Trust                             3,167       52,256
La Quinta Corp. (1)                             22,919       98,781
MFA Mortgage Investments Inc.                    6,011       60,350
Mid-America Apartment Communities Inc.           2,659       71,820
Mission West Properties Inc.                     1,400       15,918
Newcastle Investment Corp.                       3,183       62,323
Parkway Properties Inc.                          1,846       77,624
Post Properties Inc.                             5,405      143,233
RAIT Investment Trust                            2,586       68,529
Senior Housing Properties Trust                  6,284   $   85,211
SL Green Realty Corp.                            3,686      128,605
U.S. Restaurant Properties Inc.                  4,660       73,162
Universal Health Realty Income Trust             1,600       43,200
Ventas Inc.                                     10,762      163,044
Washington Real Estate Investment Trust          5,713      155,394
Winston Hotels Inc.                              1,600       13,072
                                                         ----------
                                                          2,725,236
                                                         ----------
RETAIL (5.42%)
AC Moore Arts & Crafts Inc. (1)                  2,004       40,140
Aeropostale Inc. (1)                             2,919       62,700
AFC Enterprises Inc. (1)                         3,044       49,435
American Eagle Outfitters Inc. (1)               7,786      142,795
America's Car-Mart Inc. (1)                        483        8,829
AnnTaylor Stores Corp. (1)                       6,509      188,436
Asbury Automotive Group Inc. (1)                 2,477       33,390
Bebe Stores Inc. (1)                             1,099       21,024
Big 5 Sporting Goods Corp. (1)                   1,620       20,299
BJ's Wholesale Club Inc. (1)                    10,243      154,260
Blair Corp.                                      1,200       26,640
Bob Evans Farms Inc.                             5,256      145,223
Bombay Co. Inc. (The) (1)                        5,077       53,969
Brookstone Inc. (1)                              1,227       24,847
Brown Shoe Co. Inc.                              3,085       91,933
Buckle Inc. (The) (1)                            1,499       28,826
Burlington Coat Factory Warehouse Corp.          3,474       62,185
California Pizza Kitchen Inc. (1)                2,315       49,773
Casey's General Store Inc.                       5,648       79,863
Cash America International Inc.                  3,615       47,790
Casual Male Retail Group Inc. (1)                4,348       22,566
Cato Corp. Class A                               2,420       51,014
Charlotte Russe Holding Inc. (1)                 1,585       16,357
Charming Shoppes Inc. (1)                       15,439       76,732
Chicago Pizza & Brewery Inc. (1)                 1,200       12,000
Children's Place Retail Stores Inc.(The) (1)     2,250       44,685
Christopher & Banks Corp. (1)                    3,723      137,714
CKE Restaurant Inc. (1)                          7,550       42,205
Coldwater Creek Inc. (1)                           900       11,097
Cole National Corp. (1)                          2,050       25,666
Compucom Systems Inc. (1)                        2,600       11,752
Copart Inc. (1)                                  9,496       89,737
Cost Plus Inc. (1)                               3,182      113,470
CSK Auto Corp. (1)                               5,034       72,741
Dave & Buster's Inc. (1)                         1,200       13,080
Deb Shops Inc.                                     500        9,400
Dick's Sporting Goods Inc. (1)                   1,832       67,198
Dillards Inc. Class A                            9,113      122,752
Dress Barn Inc. (1)                              3,100       39,277

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

RETAIL (Cont.)
Drugstore.com Inc. (1)                           5,092   $   29,737
Duane Reade Inc. (1)                             3,482       51,360
Electronics Boutique Holdings Corp. (1)          2,215       51,189
Finish Line Inc. (The) (1)                       3,309       73,493
Finlay Enterprises Inc. (1)                        600        9,930
Footstar Inc. (1)                                3,023       39,299
Fred's Inc.                                      3,875      144,073
FreeMarkets Inc. (1)                             6,611       46,013
Friedman's Inc.                                  2,135       24,275
Galyan's Trading Co. (1)                         1,437       20,607
GameStop Corp. (1)                               3,124       40,362
Gart Sports Co. (1)                              1,337       37,917
Genesco Inc. (1)                                 3,245       57,437
Goody's Family Clothing Inc. (1)                 2,397       20,734
Group 1 Automotive Inc. (1)                      2,789       90,391
Guitar Center Inc. (1)                           2,083       60,407
Hancock Fabrics Inc.                             2,245       36,257
Haverty Furniture Companies Inc.                 2,907       50,873
Hibbet Sporting Goods Inc. (1)                   1,291       42,526
Hot Topic Inc. (1)                               4,590      123,517
Intertan Inc. (1)                                2,300       18,860
Jill (J.) Group Inc. (The) (1)                   2,728       45,940
Jo-Ann Stores Inc. (1)                           2,202       55,711
Joseph A. Bank Clothiers Inc. (1)                  657       21,964
Kenneth Cole Productions Class A (1)               962       18,749
Kirkland's Inc. (1)                              1,560       25,194
Linens 'N Things Inc. (1)                        6,515      153,819
Lithia Motors Inc. Class A (1)                   2,782       44,985
Lone Star Steakhouse & Saloon Inc.               2,100       45,717
Longs Drug Stores Corp.                          5,221       86,669
MarineMax Inc. (1)                               1,472       20,608
Men's Wearhouse Inc. (The) (1)                   5,271      115,171
Mothers Work Inc. (1)                              679       18,177
Movie Gallery Inc. (1)                           3,413       62,970
O'Charley's Inc. (1)                             2,799       60,262
OfficeMax Inc. (1)                              18,048      118,214
1-800 CONTACTS INC. (1)                          1,124       27,516
1-800-FLOWERS.COM Inc. (1)                       2,601       21,432
Overstock.com Inc. (1)                           1,787       25,929
Pacific Sunwear of California Inc. (1)           6,878      165,691
Party City Corp. (1)                             1,373       14,101
Payless ShoeSource Inc. (1)                      9,480      118,500
Pep Boys-Manny, Moe & Jack Inc.                  7,400       99,974
PETCO Animal Supplies Inc. (1)                   5,309      115,418
Priceline.com Inc. (1)                           3,547       79,417
Red Robin Gourmet Burgers (1)                    1,307       24,781
Restoration Hardware Inc. (1)                    1,800        8,100
Rex Stores Corp. (1)                             1,402       16,978
Ryan's Family Steak Houses Inc. (1)              5,992       83,888
School Specialty Inc. (1)                        2,379       67,706
7-Eleven Inc. (1)                                3,432       36,208
Sharper Image Corp. (1)                          1,347       36,733
ShopKo Stores Inc. (1)                           4,897   $   63,661
Smart & Final Inc. (1)                           1,800        8,334
Sonic Automotive Inc. (1)                        4,109       90,028
Sports Authority Inc. (The) (1)                  4,850       51,895
Sports Resorts International Inc. (1)            3,608       17,535
Stage Stores Inc. (1)                            2,655       62,393
Stamps.com Inc. (1)                              4,986       23,933
Steak n Shake Company (The) (1)                  4,400       67,100
Stein Mart Inc. (1)                              2,300       13,777
TBC Corp. (1)                                    2,010       38,291
Too Inc. (1)                                     4,980      100,845
Tractor Supply Co. (1)                           2,130      101,708
Trans World Entertainment Corp. (1)              2,100       10,752
Tuesday Morning Corp. (1)                        2,180       57,334
Tweeter Home Entertainment Group Inc. (1)        4,651       40,371
Ultimate Electronics Inc. (1)                    1,500       19,230
United Auto Group Inc. (1)                       3,018       65,732
Urban Outfitters Inc. (1)                        1,834       65,841
West Marine Inc. (1)                             1,845       32,306
Wet Seal Inc. Class A (1)                        3,921       41,876
Whitehall Jewellers Inc. (1)                     2,241       20,326
Wilsons The Leather Experts Inc. (1)             2,020       14,564
Zale Corp. (1)                                   4,703      188,120
                                                         ----------
                                                          6,413,531
                                                         ----------
SEMICONDUCTORS (1.82%)
Alliance Semiconductor Corp. (1)                 3,000       14,520
Axcelis Technologies Inc. (1)                   15,734       96,292
Brooks Automation Inc. (1)                       7,314       82,941
ChipPAC Inc. Class A (1)                         7,625       58,484
Cirrus Logic Inc. (1)                            9,582       38,520
Cohu Inc.                                        3,820       59,592
Conexant Systems Inc. (1)                       40,327      165,341
Credence Systems Corp. (1)                       9,561       80,982
Entegris Inc. (1)                                7,717      103,716
Genesis Microchip Inc. (1)                       4,862       65,831
GlobeSpanVirata Inc. (1)                        17,845      147,221
Integrated Silicon Solution Inc. (1)             4,745       32,930
IXYS Corp. (1)                                   2,173       17,319
Kopin Corp. (1)                                 10,654       65,202
Lattice Semiconductor Corp. (1)                 14,730      121,228
LTX Corp. (1)                                    7,510       64,736
Microtune Inc. (1)                               5,010       16,032
Monolithic System Technology Inc. (1)            3,124       28,303
Mykrolis Corp. (1)                               6,788       68,898
OmniVision Technologies Inc. (1)                 3,285      102,492
ON Semiconductor Corp. (1)                       3,780       10,206
ParthusCeva Inc. (1)                             2,020       16,463
Pericom Semiconductor Corp. (1)                  3,021       28,095
Pixelworks Inc. (1)                              5,197       30,870
Skyworks Solutions Inc. (1)                     20,997      142,150

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
Transmeta Corp. (1)                             10,800   $   17,280
TriQuint Semiconductor Inc. (1)                 19,772       82,252
Varian Semiconductor Equipment Associates
   Inc. (1)                                      4,642      138,146
Veeco Instruments Inc. (1)                       4,082       69,516
Virage Logic Corp. (1)                           1,190        8,616
Vitesse Semiconductor Corp. (1)                 31,103      153,027
White Electronic Designs Corp. (1)               2,831       29,980
                                                         ----------
                                                          2,157,181
                                                         ----------
SOFTWARE (4.53%)
Akamai Technologies Inc. (1)                    15,828       75,658
Alico Inc.                                         608       15,012
Alloy Inc. (1)                                   4,965       32,024
Altiris Inc. (1)                                 1,471       29,494
American Management Systems Inc. (1)             6,164       88,022
Ansoft Corp. (1)                                   659        6,999
Ariba Inc. (1)                                  39,363      116,908
Ascential Software Corp. (1)                     9,153      150,475
AsiaInfo Holdings Inc. (1)                       4,664       38,245
@Road Inc. (1)                                   4,129       45,089
Atari Inc. (1)                                   1,493        6,644
Avid Technology Inc. (1)                         4,373      153,361
Borland Software Corp. (1)                      11,191      109,336
BroadVision Inc. (1)                             4,068       23,147
Centillium Communications Inc. (1)               4,969       49,243
CNET Networks Inc. (1)                          18,747      116,794
Computer Horizons Corp. (1)                      4,749       21,560
Computer Programs & Systems Inc.                 1,447       28,954
Concord Communications Inc. (1)                  2,923       40,133
CSG Systems International Inc. (1)               7,734      109,281
DigitalThink Inc. (1)                            3,412       10,748
Documentum Inc. (1)                              7,309      143,768
EarthLink Inc. (1)                              19,251      151,890
eFunds Corp. (1)                                 7,653       88,239
Embarcadero Technologies Inc. (1)                2,027       14,189
EPIQ Systems Inc. (1)                            1,824       31,318
eResearch Technology Inc. (1)                    2,666       59,079
eSpeed, Inc. (1)                                 4,038       79,791
eUniverse Inc. (1)(2)                            9,962       36,062
F5 Networks Inc. (1)                             3,624       61,064
FileNET Corp. (1)                                5,926      106,905
FindWhat.com (1)                                 1,837       35,105
Homestore.com Inc. (1)                           7,600       13,452
Identix Inc. (1)                                12,917       82,023
IMPAC Medical Systems Inc. (1)                     963       20,107
Informatica Corp. (1)                           10,435       72,106
InfoSpace Inc. (1)                               4,192       56,885
Interland Inc. (1)                              12,300       12,054
Inter-Tel Inc.                                   3,184       67,564
JDA Software Group Inc. (1)                      4,404       49,281
Kana Software Inc. (1)                           3,657   $   11,081
Keane Inc. (1)                                   9,419      128,381
Lawson Software Inc. (1)                         5,361       41,655
Legato Systems Inc. (1)                         14,310      120,061
Magma Design Automation Inc. (1)                 3,940       67,571
ManTech International Corp. Class A (1)          1,955       37,497
Manugistics Group Inc. (1)                       9,708       39,900
MatrixOne Inc. (1)                               8,561       49,140
Micromuse Inc. (1)                              10,263       82,001
MicroStrategy Inc. Class A (1)                   1,482       53,989
MRO Software Inc. (1)                            2,417       20,859
NDCHealth Corp.                                  5,846      107,274
Neoforma Inc. (1)                                2,175       23,751
Net2Phone Inc. (1)                               4,125       17,861
Netegrity Inc. (1)                               3,805       22,221
NetIQ Corp. (1)                                  8,322      128,658
Omnicell Inc. (1)                                2,500       25,600
Openwave Systems Inc. (1)                       18,300       35,685
OPNET Technologies Inc. (1)                      1,956       23,844
Opsware Inc. (1)                                 6,983       28,072
Overture Services Inc. (1)                       9,826      178,145
Parametric Technology Corp. (1)                 27,500       83,875
PDF Solutions Inc. (1)                           1,866       21,552
Pegasystems Inc. (1)                             1,064        7,842
Per-Se Technologies Inc. (1)                     5,410       60,754
Pinnacle Systems Inc. (1)                        9,750      104,325
Portal Software Inc. (1)                        14,680       29,360
PracticeWorks Inc. (1)                           3,526       68,052
ProQuest Co. (1)                                 3,661       94,454
Pumatech Inc. (1)                                5,178       17,605
Quality Systems Inc. (1)                           415       11,408
Raindance Communications Inc. (1)                4,400       10,956
Register.com (1)                                 4,471       26,200
Renaissance Learning Inc. (1)                    1,966       43,055
Roxio Inc. (1)                                   3,109       20,799
SAFLINK Corp. (1)                                5,316       33,703
Schawk Inc.                                      1,100       11,528
SeaChange International Inc. (1)                 3,499       33,380
SeeBeyond Technology Corp. (1)                   5,300       12,243
SERENA Software Inc. (1)                         3,529       73,686
Sohu.com Inc. (1)                                2,709       92,539
SpeechWorks International Inc. (1)               4,767       22,405
SPSS Inc. (1)                                    2,106       35,254
Stellent Inc. (1)                                2,380       12,852
SupportSoft Inc. (1)                             3,764       24,428
Sybase Inc. (1)                                 12,904      179,495
Synplicity Inc. (1)                              1,650        8,630
TIBCO Software Inc. (1)                         13,068       66,516
TradeStation Group Inc. (1)                      2,836       29,097
TriZetto Group Inc. (The) (1)                    5,047       30,484
Ulticom Inc. (1)                                 1,640       15,580
ValueClick Inc. (1)                              9,554       57,611

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Vastera Inc. (1)                                 4,769   $   28,471
Verint Systems Inc. (1)                          1,027       26,096
Vignette Corp. (1)                              23,500       48,880
VitalWorks Inc. (1)                              4,300       16,985
Vitria Technology Inc. (1)                       7,903       44,731
webMethods Inc. (1)                              7,985       64,918
Websense Inc. (1)                                3,827       59,931
Wind River Systems Inc. (1)                     10,414       39,677
                                                         ----------
                                                          5,360,612
                                                         ----------
TELECOMMUNICATION EQUIPMENT (0.89%)
Andrew Corp. (1)                                14,631      134,605
Arris Group Inc. (1)                             8,298       41,158
Avanex Corp. (1)                                 8,757       35,028
CommScope Inc. (1)                               8,225       78,138
Handspring Inc. (1)                              6,760        7,639
Harmonic Inc. (1)                                9,030       36,752
Ixia (1)                                         2,900       18,647
KVH Industries Inc. (1)                          1,536       37,985
New Focus Inc. (1)                               6,720       25,133
Oplink Communications Inc. (1)                   9,340       17,466
Proxim Corp. Class A (1)                        12,067       17,618
RF Micro Devices Inc. (1)                       25,243      151,963
Sonus Networks Inc. (1)                         31,033      156,096
Stratex Networks Inc. (1)                        8,060       25,792
Sycamore Networks Inc. (1)                      22,952       87,906
Symmetricom Inc. (1)                             4,431       19,496
Terayon Communication Systems Inc. (1)           6,110       16,680
Tollgrade Communications Inc. (1)                2,444       45,581
Viasat Inc. (1)                                  3,373       48,369
WilTel Communications Inc. (1)                   3,531       52,047
                                                         ----------
                                                          1,054,099
                                                         ----------
TELECOMMUNICATIONS (2.13%)
Adaptec Inc. (1)                                15,586      121,259
Aether Systems Inc. (1)                          6,432       31,517
Allen Telecom Inc. (1)                           4,342       71,730
Anaren Inc. (1)                                  3,402       31,877
Anixter International Inc. (1)                   5,148      120,618
Applied Signal Technology Inc.                   1,311       22,287
Aspect Communications Corp. (1)                  5,170       20,008
Audiovox Corp. Class A (1)                       2,200       24,618
Boston Communications Group Inc. (1)             2,374       40,667
Catapult Communications Corp. (1)                  640        6,797
C-COR.net Corp. (1)                              4,909       24,054
Charter Communications Inc. Class A (1)         38,484      152,781
Commonwealth Telephone Enterprises Inc. (1)      2,992      131,558
Comtech Telecommunications Corp. (1)             1,271       35,893
CT Communications Inc.                           2,443   $   26,262
D&E Communications Inc.                          1,443       16,522
Ditech Communications Corp. (1)                  3,506       17,460
Dobson Communications Corp. Class A (1)          4,451       23,457
EMS Technologies Inc. (1)                        1,656       21,975
Finisar Corp. (1)                               13,200       20,460
General Communication Inc. Class A (1)           6,724       58,230
Golden Telecom Inc. (1)                          1,915       42,973
Hickory Tech Corp.                               1,400       15,680
Hungarian Telephone and Cable Corp. (1)            757        6,927
Inet Technologies Inc. (1)                       2,083       20,768
Infonet Services Corp. Class B (1)               6,000        9,540
InterVoice-Brite Inc. (1)                        4,556       22,507
Intrado Inc. (1)                                 3,058       48,286
Itron Inc. (1)                                   3,794       81,799
Lightbridge Inc. (1)                             3,893       34,103
MarketWatch.com Inc. (1)                           868        7,256
MasTec Inc. (1)                                  3,965       22,838
Metro One Telecommunications Inc. (1)            2,898       14,954
MRV Communications Inc. (1)                      6,333       12,729
Newport Corp. (1)                                6,291       93,107
NII Holdings Inc. Class B (1)                    1,426       54,573
North Pittsburgh Systems Inc.                    2,208       33,275
Plantronics Inc. (1)                             6,420      139,121
Powerwave Technologies Inc. (1)                  9,925       62,230
Price Communications Corp. (1)                   7,032       90,783
Primus Telecommunications Group Inc. (1)         7,916       40,688
PTEK Holdings Inc. (1)                           6,154       29,847
RCN Corp. (1)                                    6,120       12,118
SpectraLink Corp. (1)                            2,500       24,700
Standard Microsystems Corp. (1)                  2,254       34,193
TALX Corp.                                       2,567       57,989
Tekelec (1)                                      7,437       84,038
Time Warner Telecom Inc. Class A (1)             7,337       46,737
Triton PCS Holdings Inc. Class A (1)             3,223       16,276
United Online Inc. (1)                           4,418      111,952
Warwick Valley Telephone Co.                       268       21,987
WebEx Communications Inc. (1)                    4,108       57,307
Westell Technologies Inc. Class A (1)            6,933       59,970
Western Wireless Corp. Class A (1)               8,070       93,047
                                                         ----------
                                                          2,524,328
                                                         ----------
TELEPHONE (0.28%)
Cincinnati Bell Inc. (1)                        29,413      197,067
Focal Communications Corp. Warrants
   (Expires 12/14/2007) (1)(2)                      14           --
Shenandoah Telecommunications Co.                  400       19,184

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ------------
COMMON STOCKS (Cont.)

TELEPHONE (Cont.)
SureWest Communications                          2,076   $     62,799
TALK America Holdings Inc. (1)                   4,356         47,524
                                                         ------------
                                                              326,574
                                                         ------------
TEXTILES (0.51%)
Angelica Corp.                                   1,962         33,256
G&K Services Inc. Class A                        2,847         84,271
Guess ? Inc. (1)                                 1,500          9,000
Interface Inc. Class A                           4,300         19,952
Kellwood Co.                                     3,888        122,977
Maxwell Shoe Co. Inc. Class A (1)                2,061         29,678
Nautica Enterprises Inc. (1)                     3,449         44,251
Perry Ellis International Inc. (1)                 463          9,038
Shoe Carnival Inc. (1)                           1,465         21,623
Steven Madden Ltd. (1)                           1,550         33,852
UniFirst Corp.                                   1,644         36,004
Vans Inc. (1)                                    3,135         28,152
Wolverine World Wide Inc.                        6,753        130,063
                                                         ------------
                                                              602,117
                                                         ------------
TOBACCO (0.19%)
Universal Corp.                                  3,429        145,047
Vector Group Ltd.                                4,253         74,428
                                                         ------------
                                                              219,475
                                                         ------------
TOYS / GAMES / HOBBIES (0.21%)
Action Performance Companies Inc.                2,529         48,051
Boyds Collection Ltd. (The) (1)                  2,780         13,094
Department 56 Inc. (1)                           2,049         31,411
Jakks Pacific Inc. (1)                           3,727         49,532
Multimedia Games Inc. (1)                        1,474         37,587
RC2 Corp. (1)                                    1,823         31,009
Topps Co. (The) (1)                              3,900         33,501
                                                         ------------
                                                              244,185
                                                         ------------
TRANSPORTATION (1.50%)
Airborne Inc.                                    7,492        156,583
Alexander & Baldwin Inc.                         5,763        152,892
Arctic Cat Inc.                                  2,000         38,320
Arkansas Best Corp.                              3,033         72,155
Covenant Transport Inc. Class A (1)                700         11,900
Dollar Thrifty Automotive Group Inc. (1)         3,276         60,770
EGL Inc. (1)                                     5,337         81,122
Florida East Coast Industries Inc.               3,193         81,581
Forward Air Corp. (1)                            1,938         49,167
Genesee & Wyoming Inc. Class A (1)               1,894         38,960
GulfMark Offshore Inc. (1)                       1,900         32,072
Heartland Express Inc. (1)                       4,262         94,830
Kansas City Southern Industries Inc. (1)         8,904        107,115
Kirby Corp. (1)                                  2,983         84,121
Landstar System Inc. (1)                         2,103        132,174
Maritrans Inc.                                     965   $     14,137
Offshore Logistics Inc. (1)                      2,753         59,878
Old Dominion Freight Line Inc. (1)               1,329         28,733
Overseas Shipholding Group Inc.                  3,282         72,237
P.A.M. Transportation Services Inc. (1)            444         11,153
Pacer International Inc. (1)                     2,887         54,449
RailAmerica Inc. (1)                             5,860         49,517
Roadway Corp.                                    1,680         47,930
SCS Transportation Inc. (1)                      2,414         30,489
Seabulk International Inc. (1)                     814          7,220
USF Corp.                                        4,072        109,822
Yellow Corp. (1)                                 4,248         98,341
                                                         ------------
                                                            1,777,668
                                                         ------------
TRUCKING & LEASING (0.10%)
GATX Corp.                                       6,155        100,634
Interpool Inc.                                     900         14,778
                                                         ------------
                                                              115,412
                                                         ------------
WATER (0.19%)
American States Water Co.                        2,070         56,511
California Water Service Group                   2,374         66,757
Connecticut Water Service Inc.                     950         24,273
Middlesex Water Co.                                974         23,999
SJW Corp.                                          310         26,428
Southwest Water Co.                              1,601         22,366
                                                         ------------
                                                              220,334
                                                         ------------
TOTAL COMMON STOCKS
(Cost: $109,746,937)                                      109,634,553
                                                         ------------

EXCHANGE-TRADED FUNDS (4.02%)
iShares Russell 2000 Index Fund (3)             53,510      4,757,039
                                                         ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,800,461)                                          4,757,039
                                                         ------------

                                                Shares or
                                                principal
                                                  amount        Value
                                                ----------   ----------
SHORT TERM INSTRUMENTS (16.98%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (4)                     12,504,950   12,504,950
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (4)                                    2,772,535    2,772,535

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                  amount       Value
                                                ---------   ------------
SHORT TERM INSTRUMENTS (Cont.)
BlackRock Temp Cash Money Market Fund (4)         139,817   $    139,817
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (4)              727,013        727,013
Short Term Investment Co. - Prime Money
   Market Portfolio, Institutional Shares (4)     308,059        308,059
Abbey National Treasury Services PLC,
   Time Deposit,
   1.38%, 07/01/2003 (4)                        $ 184,836        184,836
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (4)                          154,007        154,007
   1.17%, 08/15/2003 (4)                          231,058        231,058
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (4)                          123,224        123,224
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                          135,539        135,539
   1.31%, 05/24/2004 (4)                          308,029        308,029
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                          308,013        308,013
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                          154,030        154,030
HBOS Treasury Services PLC, Floating
   Rate Note,
   1.27%, 06/24/2004 (4)                          308,059        308,059
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                           61,612         61,612
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                          154,022        154,022
   1.22%, 04/13/2004 (4)                          154,022        154,022
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                          153,999        153,999
   1.08%, 03/29/2004 (4)                          154,030        154,030
   1.29%, 05/04/2004 (4)                          154,022        154,022
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                          308,044        308,044
U.S. Treasury Bill,
   0.85% (5), 09/25/2003 (6)                      250,000        249,488
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                          154,030        154,030
   1.14%, 05/17/2004 (4)                          184,836        184,836
                                                            ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $20,087,303)                                           20,087,274
                                                            ------------
REPURCHASE AGREEMENTS (0.18%)
Bank of America NA Repurchase Agreement,
   dated 06/30/2003, due 07/01/2003, with an
   effective yield of 1.30% (4)                 $ 154,030   $    154,030
Merrill Lynch Government Securities
   Inc. Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with
   an effective yield of 1.38% (4)                 61,612         61,612
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $215,642)                                                 215,642
                                                            ------------
TOTAL INVESTMENTS IN SECURITIES (113.86%)
(Cost $133,850,343)                                          134,694,508

OTHER ASSETS, NET OF LIABILITIES (-13.86%)                   (16,396,754)
                                                            ------------
NET ASSETS (100.00%)                                        $118,297,754
                                                            ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Non-controlled affiliated issuer. See Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.
(5)  Yield to Maturity.
(6) The U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index fututes contracts. See Note 1.

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
COMMON STOCKS (97.36%)

AUSTRALIA (4.83%)
Alumina Ltd.                                    23,078   $   62,992
Amcor Ltd.                                      16,544       90,093
AMP Ltd.                                        26,150       87,161
Australia and New Zealand Banking Group Ltd.    27,874      347,890
Australian Gas & Light Co. Ltd.                  8,818       64,756
BHP Steel                                       18,682       46,608
Boral Ltd.                                      14,687       49,840
Brambles Industries Ltd.                        20,573       63,054
Broken Hill Proprietary Co. Ltd.                70,330      407,521
Coca-Cola Amatil Ltd.                            9,429       36,108
Cochlear Ltd.                                    1,365       29,569
Coles Myer Ltd.                                 22,151      103,989
Commonwealth Bank of Australia                  23,080      457,393
Commonwealth Property Office Fund               76,841       61,840
CSL Ltd.                                         4,107       32,915
CSR Ltd.                                        28,582       37,187
Foster's Group Ltd.                             40,049      113,076
Gandel Retail Trust                             63,673       56,794
General Property Trust                          39,894       78,124
Insurance Australia Group Ltd.                  34,206       77,997
James Hardie Industries NV                       9,568       45,174
John Fairfax Holdings Ltd.                      22,819       44,074
Lend Lease Corp. Ltd.                            7,461       41,781
Macquarie Bank Ltd.                              4,319       83,420
Macquarie Infrastructure Group                  35,504       85,481
Mayne Nickless Ltd.                             17,615       32,369
Mirvac Group                                    22,744       67,725
National Australia Bank Ltd.                    28,172      632,934
Newcrest Mining Ltd.                             7,097       36,411
News Corp. Ltd.                                 27,159      203,999
Orica Ltd.                                       6,721       48,816
Origin Energy Ltd.                              16,929       45,981
Patrick Corp. Ltd.                               4,614       38,834
QBE Insurance Group Ltd.                        11,480       71,755
Rinker Group Ltd.                               19,958       70,137
Rio Tinto Ltd.                                   5,897      115,520
Santos Ltd.                                     16,612       65,731
Southcorp Ltd.                                  15,121       28,597
Stockland Trust Group                           23,384       78,569
Suncorp-Metway Ltd.                             10,142       78,900
TABCORP Holdings Ltd.                            9,579       69,188
Telstra Corp. Ltd.                              41,030      121,074
Transurban Group                                10,502       33,596
Wesfarmers Ltd.                                  7,147      121,266
Westfield Holdings Ltd.                          8,786       86,028
Westfield Trust                                 40,869       94,560
Westpac Banking Corp. Ltd.                      31,494      343,224
WMC Resources Ltd. (1)                          23,719       55,834
Woodside Petroleum Ltd.                         10,323       85,708
Woolworths Ltd.                                 19,082      160,223
                                                         ----------
                                                          5,391,816
                                                         ----------
AUSTRIA (0.17%)
Erste Bank der Oesterreichischen
   Sparkassen AG                                   627   $   55,405
Immofinanz Immobillien Anlagen AG (1)            5,100       36,721
OMV AG                                             406       48,777
Telekom Austria AG (1)                           4,492       50,965
                                                         ----------
                                                            191,868
                                                         ----------
BELGIUM (1.00%)
AGFA Gevaert NV                                  2,333       49,537
Colruyt NV                                         536       37,054
Delhaize-Le Lion SA                              1,824       55,507
Dexia Group                                     11,712      148,079
Electrabel SA                                      564      143,718
Fortis Group                                    19,367      336,270
Groupe Bruxelles Lambert SA                      1,413       63,931
Interbrew SA                                     3,070       68,217
KBC Bankverzekerings Holding NV                  1,801       70,711
Solvay SA                                        1,222       84,197
UCB SA                                           2,010       55,073
                                                         ----------
                                                          1,112,294
                                                         ----------
DENMARK (0.73%)
AP Moller - Maersk A/S                              24      129,828
Danisco A/S                                      1,188       46,546
Danske Bank A/S                                  9,894      192,678
Group 4 Falck A/S                                1,800       29,907
H. Lundbeck A/S                                  1,494       30,249
ISS A/S                                          1,038       37,059
Novo Nordisk A/S Class B                         4,895      171,360
Novozymes A/S Class B                            1,723       47,934
TDC A/S                                          2,439       72,943
Topdanmark A/S (1)                                 765       27,963
Vestas Wind Systems A/S                          2,382       27,244
                                                         ----------
                                                            813,711
                                                         ----------
FINLAND (1.85%)
Fortum OYJ                                       8,554       68,564
Instrumentarium Corp.                            1,071       40,709
Kone Corp. Class B                               1,058       44,346
Metso Corp.                                      2,294       20,416
Nokia OYJ                                       90,385    1,488,401
Outokumpu OYJ                                    3,091       27,154
Sampo OYJ Class A                                5,653       41,482
Stora Enso OYJ Class R                          12,206      136,383
TietoEnator OYJ                                  2,065       34,764
UPM-Kymmene OYJ                                  9,571      139,694
Uponor OYJ                                       1,139       26,421
                                                         ----------
                                                          2,068,334
                                                         ----------

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
COMMON STOCKS (Cont.)

FRANCE (9.47%)
Accor SA                                         3,834   $   138,687
Alcatel SA Class A (1)                          23,175       208,912
Alstom (1)                                       5,971        20,570
Autoroutes du Sud de la France SA                1,586        46,352
Aventis SA                                      12,725       700,097
AXA AG                                          25,939       402,423
BIC SA                                             943        36,710
BNP Paribas SA                                  14,866       755,408
Bouygues SA                                      3,823       105,539
Business Objects SA (1)                          1,362        30,374
Cap Gemini SA (1)                                1,982        70,375
Carrefour SA                                    10,822       530,403
CNP Assurances                                     649        27,426
Compagnie de Saint-Gobain SA                     5,697       224,200
Compagnie Generale des Etablissements
   Michelin Class B                              2,665       104,052
Credit Agricole SA                               5,897       112,074
Dassault Systemes SA                               842        27,654
Essilor International SA                         2,004        80,729
Etablissements Economiques du Casino
   Guichard-Perrachon SA                           725        56,614
European Aeronautic Defence and Space Co.        5,182        63,554
France Telecom SA (1)                           14,420       353,705
Gecina SA                                          487        56,484
Groupe Danone                                    2,274       314,667
Groupe Wanadoo SA (1)                            7,041        47,139
Hermes International                               150        21,135
Imerys SA                                          145        21,114
Lafarge SA                                       3,093       181,154
Lagardere S.C.A.                                 2,464       107,098
L'Air Liquide SA                                 1,882       279,010
L'Oreal SA                                       6,415       452,313
LVMH Moet Hennessy Louis Vuitton SA              4,128       204,737
Pechiney SA Class A                              1,422        51,046
Pernod-Ricard SA                                 1,071        95,562
Pinault-Printemps-Redoute SA                     1,294        97,479
PSA Peugeot Citroen                              3,538       171,859
Publicis Groupe                                  1,884        50,561
Renault SA                                       2,900       153,323
Sagem SA                                           392        31,511
Sanofi-Synthelabo SA                             6,824       399,653
Schneider Electric SA                            3,857       181,331
Societe Generale Class A                         5,977       378,876
Societe Television Francaise 1                   2,389        73,523
Sodexho Alliance SA                              1,860        50,194
STMicroelectronics NV                           10,754       225,499
Suez SA                                         14,819       235,861
Technip-Coflexip SA                                455        39,814
Thales/Ex Thomson CSF                            1,535        45,566
Thomson SA                                       3,548        54,718
Total SA                                        12,228     1,847,930
Union du Credit Bail Immobilier                    914   $    67,699
Valeo SA                                         1,606        55,696
Veolia Environment                               4,419        90,835
Vinci SA                                         1,339        90,336
Vivendi Universal SA (1)                        16,747       304,818
                                                         -----------
                                                          10,574,399
                                                         -----------
GERMANY (6.06%)
Adidas-Salomon AG                                  888        75,940
Allianz AG                                       4,989       414,674
Altana AG                                        1,432        90,345
BASF AG                                         10,287       439,446
Bayer AG                                        12,452       288,559
Bayerische Hypo-Und Vereinsbank AG (1)           6,571       108,584
Beiersdorf AG                                      543        72,582
Celesio AG                                         722        28,372
Commerzbank AG                                   8,117       113,532
Continental AG                                   2,474        51,934
DaimlerChrysler AG                              16,140       563,445
Deutsche Bank AG                                 9,675       627,509
Deutsche Boerse AG                               1,871        99,113
Deutsche Lufthansa AG                            4,137        48,457
Deutsche Post AG                                 7,817       114,811
Deutsche Telekom AG (1)                         39,391       601,169
E.ON AG                                         10,894       560,078
Fresenius Medical Care AG                          705        34,893
Heidelberger Zement AG (1)                         980        21,637
Infineon Technologies AG (1)                     7,888        76,270
Karstadtquelle AG                                1,325        28,362
Linde AG                                         1,734        64,198
MAN AG                                           2,250        38,033
Marschollek, Lautenschlaeger und Partner
   AG (1)                                        1,661        24,796
Merck KGaA                                       1,198        34,806
Metro AG                                         2,806        90,707
Muenchener Rueckversicherungs-
   Gesellschaft AG                               2,116       215,727
RWE AG                                           6,675       201,519
SAP AG                                           3,824       450,986
Schering AG                                      3,349       163,755
Siemens AG                                      14,861       729,044
ThyssenKrupp AG                                  6,499        74,930
TUI AG                                           3,016        44,851
Volkswagen AG                                    4,262       180,158
                                                         -----------
                                                           6,773,222
                                                         -----------
GREECE (0.36%)
Alpha Bank AE                                    4,100        71,471
Coca-Cola Hellenic Bottling Co. SA               2,640        44,080
Commercial Bank of Greece                        2,100        36,800
EFG Eurobank Ergasias                            4,460        67,298

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ----------
COMMON STOCKS (Cont.)

GREECE (Cont.)
Hellenic Telecommunications Organization SA       6,060   $   71,678
National Bank of Greece SA                        4,961       83,973
Public Power Corp.                                1,654       29,820
                                                          ----------
                                                             405,120
                                                          ----------
HONG KONG (1.48%)
Bank of East Asia Ltd.                           30,600       60,430
BOC Hong Kong Holdings Ltd.                      56,500       56,876
Cathay Pacific Airways Ltd.                      21,000       28,276
Cheung Kong (Holdings) Ltd.                      31,000      186,442
CLP Holdings Ltd.                                37,700      164,856
Esprit Holdings Ltd.                             14,500       35,422
Hang Seng Bank Ltd.                              13,700      144,938
Henderson Land Development Co. Ltd.              13,000       37,342
Hong Kong & China Gas Co. Ltd.                   73,672       93,057
Hong Kong Exchanges & Clearing Ltd.              24,000       34,470
Hongkong Electric Holdings Ltd.                  27,500      107,910
Hutchison Whampoa Ltd.                           38,700      235,729
Johnson Electric Holdings Ltd.                   35,000       43,312
Li & Fung Ltd.                                   40,000       51,551
MTR Corp. Ltd.                                   32,500       37,301
New World Development Co. Ltd.                   36,000       13,965
PCCW Ltd. (1)                                    41,118       25,441
Shangri-La Asia Ltd.                             30,000       19,043
Sun Hung Kai Properties Ltd.                     25,000      126,312
Swire Pacific Ltd. Class A                       18,500       80,897
Television Broadcasts Ltd.                        8,000       28,673
Wharf Holdings Ltd.                              24,000       46,165
                                                          ----------
                                                           1,658,408
                                                          ----------
IRELAND (0.77%)
Allied Irish Banks PLC                           16,738      251,604
Bank of Ireland                                  18,631      225,716
CRH PLC                                           9,838      154,210
DCC PLC                                           1,955       26,267
Elan Corporation PLC (1)                          6,400       33,073
Irish Life & Permanent PLC                        5,332       57,556
Kerry Group PLC Class A (1)                       4,003       61,874
Ryanair Holdings PLC (1)                          6,364       45,822
                                                          ----------
                                                             856,122
                                                          ----------
ITALY (3.79%)
Alleanza Assicurazioni SpA                        8,727       82,979
Arnoldo Mondadori Editore SpA                     3,573       25,931
Assicurazioni Generali SpA                       17,356      402,203
Autogrill SpA (1)                                 3,616       39,448
Banca Fideuram SpA                                6,542       35,684
Banca Intesa SpA                                 66,270      211,942
Banca Monte dei Paschi di Siena SpA              20,185       55,051
Banca Nazionale del Lavoro SpA (1)               34,342       57,578
Banca Popolare di Milano SCRL                     9,594       41,976
Banca Popolare di Verona e Novara SCRL            6,893   $   94,195
Benetton Group SpA                                1,637       16,975
Bulgari SpA                                       3,676       20,473
Capitalia SpA (1)                                23,732       41,833
Enel SpA                                         39,130      243,997
Eni SpA                                          48,040      726,546
Fiat SpA (1)                                      4,995       36,366
Fineco SpA (1)                                   32,974       17,721
Finmeccanica SpA                                117,916       75,558
Gruppo Editoriale L'Espresso SpA                  4,516       17,892
Luxottica Group SpA                               3,167       43,242
Mediaset SpA                                     11,539       97,658
Mediobanca SpA                                    8,480       84,623
Parmalat Finanziaria SpA                         11,566       36,392
Pirelli SpA (1)                                  23,821       24,127
Riunione Adriatica di Sicurta SpA                 5,886       89,289
Sanpaolo IMI SpA                                 19,421      180,424
Seat-Pagine Gialle SpA (1)                       95,859       66,598
Snam Rete Gas SpA                                16,243       63,792
Telecom Italia Mobile SpA                        70,943      349,495
Telecom Italia SpA                               37,327      204,463
Telecom Italia SpA Class A                       44,026      398,391
Tiscali SpA (1)                                   3,079       15,734
Unicredito Italiano SpA                          69,070      329,164
                                                          ----------
                                                           4,227,740
                                                          ----------
JAPAN (20.02%)
Acom Co. Ltd.                                     1,500       54,216
Advantest Corp.                                   1,300       57,597
AEON Co. Ltd.                                     4,500      103,061
AIFUL Corp.                                         900       38,376
Ajinomoto Co. Inc.                               11,000      105,351
Alps Electric Co. Ltd.                            3,000       38,426
Amada Co. Ltd.                                    5,000       16,073
Aoyama Trading Co. Ltd.                           1,400       18,655
Asahi Breweries Ltd.                              8,000       48,303
Asahi Glass Co. Ltd.                             14,000       86,862
Asahi Kasei Corp.                                24,000       68,557
Bandai Co. Ltd.                                     700       26,700
Bank of Fukuoka Ltd.                             11,000       42,232
Bank of Yokohama Ltd.                            18,000       58,763
Benesse Corp.                                     1,500       25,859
Bridgestone Corp.                                12,000      162,898
Canon Inc.                                       16,000      734,208
Casio Computer Co. Ltd.                           5,000       31,938
Central Glass Co. Ltd.                            4,000       23,519
Central Japan Railway Co.                            15      107,433
Chiba Bank Ltd. (The)                            15,000       53,217
Chubu Electric Power Co. Inc.                    11,400      207,920
Chugai Pharmaceutical Co. Ltd.                    5,200       59,070
Citizen Watch Co. Ltd.                            7,000       37,602

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   --------

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Credit Saison Co. Ltd.                           2,500   $ 40,995
CSK Corp.                                        1,400     38,126
Dai Nippon Printing Co. Ltd.                    12,000    126,921
Daido Life Insurance Co. Ltd.                       23     49,802
Daiichi Pharmaceutical Co. Ltd.                  5,500     71,639
Daikin Industries Ltd.                           4,000     73,454
Dainippon Ink & Chemical Inc.                   14,000     28,332
Daito Trust Construction Co. Ltd.                1,600     33,646
Daiwa House Industry Co. Ltd.                    9,000     61,911
Daiwa Securities Group Inc.                     22,000    126,421
Denki Kagaku Kogyo Kabushiki Kaisha             10,000     27,733
Denso Corp.                                      8,800    139,466
Dowa Mining Co. Ltd.                             5,000     19,196
East Japan Railway Co.                              63    280,175
Ebara Corporation                                7,000     24,601
Eisai Co. Ltd.                                   4,400     90,510
FamilyMart Co. Ltd.                              1,400     25,009
Fanuc Ltd.                                       2,200    109,015
Fast Retailing Co. Ltd.                          1,100     33,987
Fuji Electric Co. Ltd.                          10,000     21,903
Fuji Photo Film Co. Ltd.                         9,000    260,088
Fujisawa Pharmaceutical Co. Ltd.                 5,000     93,691
Fujitsu Ltd.                                    32,000    131,118
Furukawa Electric Co. Ltd.                      13,000     42,440
Gunma Bank Ltd.                                  9,000     40,924
Heavy Industries Co. Ltd.                       24,000     26,983
Hirose Electric Co. Ltd.                           600     49,619
Hitachi Ltd.                                    53,000    224,668
Honda Motor Co. Ltd.                            14,500    549,448
Hoya Corp.                                       2,100    144,635
Isetan Co. Ltd.                                  3,700     24,929
Itochu Corp.                                    26,000     65,392
Ito-Yokado Co. Ltd.                              7,000    167,604
JAFCO Co. Ltd.                                     500     28,316
Japan Airlines System Corp.                     15,000     32,730
Japan Tobacco Inc.                                  14     75,669
JFE Holdings Inc.                                9,100    136,415
JGC Corp.                                        4,000     26,917
Joyo Bank Ltd.                                  16,000     44,639
JSR Corp.                                        4,000     48,603
Kajima Corp.                                    14,000     33,229
Kaneka Corp.                                     7,000     43,140
Kansai Electric Power Co. Inc.                  12,300    194,014
Kao Corp.                                       10,000    186,134
Kawasaki Heavy Industries Ltd.                  24,000     24,585
Kawasaki Kisen Kaisha Ltd.                      12,000     28,982
Keihin Electric Express Railway Co. Ltd.        10,000     48,886
Keio Electric Railway Co. Ltd.                  11,000     50,202
Keyence Corp.                                      650    119,092
Kinden Corp.                                     5,000     16,781
Kinki Nippon Railway Co. Ltd. (1)               27,000     70,156
Kirin Brewery Co. Ltd.                          13,000     91,376
Komatsu Ltd.                                    20,000   $ 76,619
Konami Company Ltd.                              1,600     28,649
Konica Corp.                                     6,000     68,307
Kubota Corp.                                    21,000     57,014
Kuraray Co. Ltd.                                 8,000     52,501
Kurita Water Industries Ltd.                     3,100     34,311
Kyocera Corp.                                    3,000    171,643
Kyowa Hakko Kogyo Co. Ltd.                       7,000     37,776
Kyushu Electric Power Co. Inc.                   7,700    119,853
Lawson Inc.                                      1,300     35,728
Mabuchi Motor Co. Ltd.                             600     45,871
Makita Corp.                                     3,000     24,360
Marubeni Corp.                                  27,000     35,078
Marui Co. Ltd.                                   7,200     63,980
Matsushita Electric Industrial Co. Ltd.         39,000    386,184
Matsushita Electric Works Ltd.                   8,000     47,370
Meiji Dairies Corp.                              6,000     22,236
Meiji Seika Kaisha Ltd.                          8,000     26,184
Meitec Corp.                                       800     24,318
Millea Holdings Inc.                                28    214,066
Minebea Co. Ltd.                                11,000     43,606
Mitsubishi Chemical Corp.                       33,000     67,333
Mitsubishi Corp.                                19,000    131,809
Mitsubishi Electric Corp.                       32,000    103,935
Mitsubishi Estate Co. Ltd.                      18,000    121,874
Mitsubishi Heavy Industries Ltd.                55,000    142,453
Mitsubishi Materials Corp. (1)                  18,000     23,086
Mitsubishi Rayon Co.                            11,000     29,315
Mitsubishi Tokyo Financial Group Inc.               74    334,641
Mitsui & Co. Ltd.                               22,000    110,298
Mitsui Chemicals Inc.                           11,000     50,843
Mitsui Engineering & Shipbuilding Co. Ltd.      17,000     21,378
Mitsui Fudosan Co. Ltd.                         13,000     83,040
Mitsui Mining & Smelting Co. Ltd.               11,000     32,521
Mitsui O.S.K. Lines Ltd.                        18,000     54,716
Mitsui Sumitomo Insurance Co. Ltd.              24,000    111,330
Mitsui Trust Holdings Inc. (1)                  12,000     26,384
Mitsukoshi Ltd.                                  8,000     21,054
Mizuho Financial Group Inc. (1)                    110     86,937
Murata Manufacturing Co. Ltd.                    4,400    172,959
NEC Corp. (1)                                   28,000    139,913
Net One Systems Co. Ltd.                             3     14,716
NGK Insulators Ltd.                              6,000     33,279
NGK Spark Plug Co. Ltd.                          4,000     28,049
Nichii Gakkan Co.                                  400     19,988
Nidec Corp.                                        700     46,229
Nikko Cordial Corp.                             25,000    100,354
Nikon Corp. (1)                                  5,000     41,183
Nintendo Co. Ltd.                                1,900    138,139
Nippon Express Co. Ltd.                         15,000     58,214
Nippon Meat Packers Inc.                         4,000     37,776
Nippon Mining Holdings Inc.                     13,000     28,149

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ----------

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Nippon Oil Corp.                                 26,000   $  112,813
Nippon Sheet Glass Co. Ltd.                      10,000       29,981
Nippon Steel Corp.                              101,000      138,788
Nippon Telegraph & Telephone Corp.                  101      396,177
Nippon Unipac Holding                                18       70,306
Nippon Yusen Kabushiki Kaisha                    18,000       70,156
Nissan Motor Co. Ltd.                            46,700      446,484
Nisshin Seifun Group Inc.                         5,000       35,519
Nissin Food Products Co. Ltd.                     2,000       41,724
Nitto Denko Corp.                                 2,400       78,551
Nomura Holdings Inc.                             33,000      418,838
NSK Ltd.                                         12,000       38,176
NTN Corp.                                         9,000       33,279
NTT Data Corp.                                       24       73,954
NTT DoCoMo Inc.                                     336      727,545
Obayashi Corp.                                   13,000       39,842
OBIC Co. Ltd.                                       200       35,744
Oji Paper Co. Ltd.                               16,000       69,956
Oki Electric Industry Co. Ltd. (1)               11,000       31,514
Olympus Optical Co. Ltd.                          4,000       82,782
Omron Corp.                                       4,000       67,458
Oracle Corp. Japan                                  700       25,184
Oriental Land Co. Ltd.                            1,000       43,806
ORIX Corp.                                        1,500       82,948
Osaka Gas Co. Ltd.                               38,000       93,991
Pioneer Corp.                                     3,100       69,706
Promise Co. Ltd.                                  1,650       61,699
Resona Holdings Inc. (1)                         84,000       58,064
Ricoh Co. Ltd.                                   12,000      196,077
Rohm Co. Ltd.                                     2,000      218,030
Sankyo Co. Ltd.                                   1,100       27,437
Sankyo Co. Ltd.                                   7,700       91,958
Sanyo Electric Co. Ltd.                          28,000       95,840
Secom Co. Ltd.                                    4,000      117,260
Sekisui Chemical Co. Ltd.                         9,000       30,431
Sekisui House Ltd.                               10,000       75,786
Seven-Eleven Japan Co. Ltd.                       8,000      199,209
77 Bank Ltd. (The)                                9,000       40,849
Sharp Corp.                                      17,000      218,172
Shimachu Company Ltd.                             1,200       18,888
Shimamura Co. Ltd.                                  400       22,086
Shimano Inc.                                      1,900       29,875
Shimizu Corp.                                    10,000       27,733
Shin-Etsu Chemical Co. Ltd.                       6,700      228,774
Shionogi & Co. Ltd.                               6,000       81,299
Shiseido Co. Ltd.                                 7,000       68,033
Shizuoka Bank Ltd.                               12,000       80,450
Showa Denko K.K. (1)                             20,000       34,812
Showa Shell Sekiyu K.K.                           4,000       28,715
Skylark Co.                                       1,900       22,548
SMC Corp.                                         1,000       84,197
Softbank Corp.                                    3,700       70,102
Sompo Japan Insurance Inc.                       14,000       76,369
Sony Corp.                                       16,500   $  464,460
Stanley Electric Co. Ltd.                         3,000       42,748
Sumitomo Chemical Co. Ltd.                       21,000       65,934
Sumitomo Corp.                                   14,000       64,593
Sumitomo Electric Industries Ltd.                11,000       80,341
Sumitomo Metal Industries Ltd.                   72,000       49,769
Sumitomo Metal Mining Co. Ltd.                   11,000       42,140
Sumitomo Mitsui Financial Group Inc.                 69      150,556
Sumitomo Realty & Development Co. Ltd.            6,000       26,683
Sumitomo Trust & Banking Co. Ltd. (The)          18,000       62,211
Suruga Bank Ltd. (The)                            4,000       23,019
Suzuken Co. Ltd.                                    800       18,988
Taiheiyo Cement Corp.                            15,000       25,734
Taisei Corp.                                     18,000       35,378
Taisho Pharmaceutical Co. Ltd.                    4,000       57,764
Taiyo Yuden Co. Ltd.                              3,000       29,232
Takara Holdings Inc.                              4,000       21,587
Takashimaya Co. Ltd.                              6,000       29,831
Takeda Chemical Industries Ltd.                  15,900      586,608
Takefuji Corp.                                    1,290       66,931
TDK Corp.                                         2,100      103,710
Teijin Ltd.                                      18,000       44,972
Terumo Corp.                                      3,600       59,813
THK Co. Ltd.                                      2,200       29,608
TIS Inc.                                          1,100       21,070
Tobu Railway Co. Ltd.                            18,000       51,118
Toho Co. Ltd.                                     4,100       35,989
Tohoku Electric Power Co. Inc.                    8,200      121,284
Tokyo Broadcasting System                         1,000       12,184
Tokyo Electric Power Co. Inc. (The)              21,400      409,019
Tokyo Electron Ltd.                               2,900      137,422
Tokyo Gas Co. Ltd.                               47,000      135,041
Tokyu Corp.                                      18,000       58,014
TonenGeneral Sekiyu K.K.                          6,000       42,174
Toppan Printing Co. Ltd.                         12,000       85,946
Toray Industries Inc.                            25,000       58,089
Toshiba Corp.                                    50,000      171,976
Tosoh Corporation                                11,000       24,551
Tostem Inax Holding Corp.                         5,000       72,038
Toto Ltd.                                         8,000       47,504
Toyo Seikan Kaisha Ltd.                           3,000       28,057
Toyo Suisan Kaisha Ltd.                           3,000       30,456
Toyoda Gosei Co. Ltd.                             1,000       19,696
Toyota Industries Corporation                     3,600       58,583
Toyota Motor Corp.                               50,600    1,310,564
Trend Micro Inc. (1)                              2,000       31,064
Ube Industries Ltd.                              17,000       25,059
UFJ Holdings Inc. (1)                                71      104,068
Uni-Charm Corp.                                     900       38,901
Uny Co. Ltd.                                      3,000       25,834
Ushio Inc.                                        3,000       34,728

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares       Value
                                                -------   -----------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
USS Co. Ltd.                                        410   $    20,760
Wacoal Corp.                                      4,000        31,147
West Japan Railway Company                           20        75,786
World Co. Ltd.                                    1,000        18,947
Yakult Honsha Co. Ltd.                            3,000        40,225
Yamada Denki Co. Ltd.                             1,600        35,311
Yamaha Corp.                                      3,000        41,124
Yamanouchi Pharmaceutical Co. Ltd.                5,900       153,796
Yamato Transport Co. Ltd.                         8,000        88,545
Yokogawa Electric Corp.                           5,000        38,601
                                                          -----------
                                                           22,355,828
                                                          -----------
LUXEMBOURG (0.07%)
Arcelor                                           6,507        75,769
                                                          -----------
NETHERLANDS (5.14%)
ABN AMRO Holding NV                              28,093       537,139
Aegon NV                                         25,564       255,988
Akzo Nobel NV                                     5,485       145,374
ASML Holding NV (1)                               8,373        79,517
Corio NV                                          1,019        32,788
DSM NV                                            1,559        65,739
Euronext NV                                       2,148        53,255
Hagemeyer NV                                      5,613        21,593
Heineken NV                                       3,729       132,320
IHC Caland NV                                       745        38,036
ING Groep NV                                     31,507       547,420
Koninklijke Ahold NV                             13,748       114,144
Koninklijke KPN NV (1)                           33,553       237,734
Koninklijke Numico NV                             2,800        43,086
Koninklijke Philips Electronics NV               24,896       473,439
Koninklijke Vendex KBB NV                         1,852        21,438
QIAGEN NV (1)                                     3,199        27,001
Reed Elsevier NV                                 11,931       140,709
Rodamco Europe NV                                 1,227        64,209
Royal Dutch Petroleum Co.                        39,299     1,824,114
TNT Post Group NV                                 6,340       110,082
Unilever NV CVA                                  10,708       574,494
VNU NV                                            4,445       136,951
Wolters Kluwer NV CVA                             5,607        67,607
                                                          -----------
                                                            5,744,177
                                                          -----------
NEW ZEALAND (0.21%)
Carter Holt Harvey Ltd.                          27,340        28,651
Contact Energy Ltd.                              12,981        38,379
Sky City Entertainment Group Ltd.                 9,307        51,382
Telecom Corp. of New Zealand Ltd.                37,638       115,464
                                                          -----------
                                                              233,876
                                                          -----------
NORWAY (0.44%)
DNB Holding ASA                                   9,504        46,872
Gjensidige NOR ASA                                1,329        46,489
Norsk Hydro ASA                                   2,829   $   139,130
Norske Skogindustrier ASA                         2,820        42,192
Orkla ASA                                         4,519        78,255
Statoil ASA                                       8,479        72,240
Tandberg ASA (1)                                  2,262        11,720
Telenor ASA                                       8,100        33,664
Tomra Systems ASA                                 3,804        16,337
                                                          -----------
                                                              486,899
                                                          -----------
PORTUGAL (0.36%)
Banco Comercial Portugues SA Class R             39,547        69,483
Banco Espirito Santo e Comercial de Lisboa SA     2,554        37,834
BPI-SPGS SA - Registered                         12,731        35,964
Brisa-Auto Estradas de Portugal SA                6,580        37,025
CIMPOR-Cimentos de Portugal SGPS SA               3,965        15,071
Electricidade de Portugal SA                     36,742        78,478
Portugal Telecom SGPS SA                         16,435       117,768
Sonae SGPS SA (1)                                26,102        14,687
                                                          -----------
                                                              406,310
                                                          -----------
SINGAPORE (0.80%)
Capitaland Ltd.                                  32,000        22,533
Chartered Semiconductor
   Manufacturing Ltd. (1)                        18,000         9,302
ComfortDelGro Corp. Ltd. (1)                     40,000        18,285
DBS Group Holdings Ltd.                          19,652       114,944
Fraser & Neave Ltd.                               7,400        36,139
Haw Par Corp. Ltd.                               13,792        33,991
Keppel Corp. Ltd.                                13,000        36,173
Oversea-Chinese Banking Corp. Ltd. -
   Ordinary Shares                               19,350       109,881
Singapore Airlines Ltd.                          13,000        76,775
Singapore Press Holdings Ltd.                     8,000        83,135
Singapore Technologies Engineering Ltd.          37,000        36,559
Singapore Telecommunications Ltd.               121,000       103,754
United Overseas Bank Ltd.                        23,392       164,714
Venture Corp. Ltd.                                5,000        45,713
                                                          -----------
                                                              891,898
                                                          -----------
SPAIN (3.75%)
Abertis Infraestructuras SA                       5,004        69,933
Acciona SA                                          640        30,500
Acerinox SA                                       1,304        49,835
Actividades de Construccion y Servicios SA          882        37,627
Altadis SA                                        5,728       146,815

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ----------
COMMON STOCKS (Cont.)

SPAIN (Cont.)
Amadeus Global Travel Distribution SA Class A     4,604   $   26,382
Banco Bilbao Vizcaya Argentaria SA               55,609      584,306
Banco Popular Espanol SA                          2,933      148,197
Banco Santander Central Hispano SA               78,296      686,023
Corporacion Mapfre SA                             1,984       21,188
Endesa SA                                        16,736      280,210
Fomento de Construcciones y Contratas SA          1,111       31,041
Gas Natural SDG SA                                3,991       80,204
Grupo Dragados SA                                 2,602       52,380
Grupo Ferrovial SA                                1,209       32,835
Iberdrola SA                                     14,353      248,553
Indra Sistemas SA                                 2,620       26,627
Industria de Diseno Textil SA                     4,219      106,103
Repsol YPF SA                                    17,378      281,779
Sacyr Vallehermoso SA                             3,335       36,995
Sociedad General de Aguas de Barcelona SA         2,517       34,396
Telefonica SA                                    89,506    1,039,148
Terra Networks SA (1)                             7,886       47,725
Union Fenosa SA                                   4,070       68,938
Zeltia SA Rights                                  3,537       23,883
                                                          ----------
                                                           4,191,623
                                                          ----------
SWEDEN (2.03%)
ASSA Abloy AB Class B                             5,751       55,678
Atlas Copco AB Class A                            2,360       59,701
Atlas Copco AB Class B                            1,384       32,504
Drott AB Class B                                  2,450       30,912
Electrolux AB Class B                             5,910      116,650
Eniro AB                                          4,022       34,653
Gambro AB Class A                                 3,797       25,140
Hennes & Mauritz AB Class B                       8,871      203,907
Holmen AB Class B                                   962       26,258
Modern Times Group AB Class B (1)                 1,762       27,074
Nordea AB                                        45,757      220,641
OM AB                                             1,684       11,991
Sandvik AB                                        4,143      108,428
Securitas AB Class B                              5,726       58,655
Skandia Forsakrings AB                           17,334       46,123
Skandinaviska Enskilda Banken AB Class A          9,096       92,608
Skanska AB Class B                                8,257       47,139
SKF AB Class B                                    1,807       52,145
Svenska Cellulosa AB Class B                      3,508      119,856
Svenska Handelsbanken AB Class A                 10,688      174,908
Swedish Match AB                                  8,278       62,564
Tele2 AB Class B (1)                              1,860       69,126
Telefonaktiebolaget LM Ericsson AB
   Class B (1)                                  282,288      303,272
Telia AB                                         30,809      127,778
Trelleborg AB Class B                             2,686   $   28,689
Volvo AB Class A                                  1,873       39,309
Volvo AB Class B                                  4,334       95,289
                                                          ----------
                                                           2,270,998
                                                          ----------
SWITZERLAND (7.40%)
ABB Ltd. (1)                                     18,583       61,049
Adecco SA                                         2,565      105,664
Centerpulse AG - Registered (1)                     198       53,280
Ciba Specialty Chemicals AG (1)                   1,437       86,991
Clariant AG - Registered (1)                      3,015       27,600
Compagnie Financiere Richemont AG                10,792      174,482
Credit Suisse Group                              22,309      587,144
Givaudan SA - Registered                            188       79,111
Holcim Ltd.                                       3,009      111,181
Logitech International SA - Registered (1)          907       34,015
Lonza Group AG - Registered                       1,094       50,074
Nestle SA                                         7,518    1,551,276
Nobel Biocare Holding AG                            451       29,860
Novartis AG                                      45,003    1,780,784
Roche Holding AG - Genusschein                   13,077    1,025,751
Roche Holding AG Bearer                             586       72,031
Serono SA                                           130       76,394
Societe Generale de Surveillance Holding SA          95       37,101
Swatch Group (The) AG - Registered                1,482       26,969
Swatch Group (The) AG Class B                       722       65,428
Swiss Re                                          6,017      333,377
Swisscom AG                                         496      140,977
Syngenta AG                                       2,134      106,972
Synthes-Stratec Inc.                                 94       67,522
UBS AG - Registered                              22,277    1,239,210
Unaxis Holding AG Class R                           230       18,720
Zurich Financial Services AG (1)                  2,713      323,465
                                                          ----------
                                                           8,266,428
                                                          ----------
UNITED KINGDOM (26.63%)
Aegis Group PLC                                  23,222       30,368
Alliance Unichem PLC                              4,968       40,600
AMEC PLC                                          5,249       22,520
Amersham PLC                                     13,424      100,734
AMVESCAP PLC                                     12,589       86,834
ARM Holdings PLC (1)                             21,406       23,667
Associated British Ports Holdings PLC             7,715       50,542
AstraZeneca PLC                                  32,306    1,295,427
Aviva PLC                                        41,869      290,697
BAA PLC                                          19,822      160,439
BAE Systems PLC                                  57,527      135,273
Balfour Beatty PLC                                7,911       25,195
Barclays PLC (2)                                122,159      907,113
Barratt Developments PLC                          4,556       32,478

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ----------
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
BBA Group PLC                                    11,951   $   41,020
Berkeley Group (The) PLC                          2,351       28,961
BG Group PLC                                     64,800      287,106
BHP Billiton PLC                                 46,962      247,207
BOC Group PLC                                     9,100      116,752
Boots Group PLC                                  15,751      168,555
BP PLC                                          417,632    2,896,176
BPB PLC                                           9,923       50,270
Brambles Industries PLC                          15,117       40,910
British Airways PLC (1)                           9,883       24,707
British American Tobacco PLC                     30,699      348,273
British Land Co. PLC                              9,831       77,990
British Sky Broadcasting Group PLC (1)           23,198      257,051
BT Group PLC                                    161,510      543,026
Bunzl PLC                                         9,965       69,845
Cable & Wireless PLC                             44,479       82,939
Cadbury Schweppes PLC                            39,062      230,760
Canary Wharf Finance PLC (1)                      8,565       36,182
Capita Group PLC                                 13,511       50,387
Carlton Communications PLC                       16,253       40,632
Carnival PLC                                      3,196       97,092
Cattles PLC                                       8,130       43,534
Celltech Group PLC (1)                            5,440       30,790
Centrica PLC                                     77,968      226,118
Chubb PLC                                        21,846       27,217
Close Brothers Group PLC                          3,009       32,150
Cobham PLC                                        1,849       35,317
Compass Group PLC                                42,500      229,154
Daily Mail and General Trust PLC Class A          6,350       59,727
De La Rue PLC                                     4,444       17,343
Diageo PLC                                       58,895      628,791
Dixons Group PLC                                 37,399       81,462
Electrocomponents PLC                             9,172       49,114
EMAP PLC                                          4,683       66,110
EMI Group PLC                                    18,821       37,890
Enterprise Inns PLC                               3,234       43,146
Exel PLC                                          5,770       59,223
FirstGroup PLC                                    7,937       35,363
FKI PLC                                          11,736       15,445
Friends Provident PLC                            30,124       56,420
George Wimpey PLC                                 7,918       38,544
GKN PLC                                          15,495       56,891
GlaxoSmithKline PLC                             112,472    2,269,835
Granada PLC                                      54,675       82,102
GUS PLC                                          18,783      210,454
Hammerson PLC                                     5,164       42,223
Hanson PLC                                       13,936       77,671
Hays PLC                                         33,912       53,722
HBOS PLC                                         70,721      915,514
Hilton Group PLC                                 32,034       97,264
HSBC Holdings PLC                               200,192    2,365,283
IMI PLC                                           7,298       36,128
Imperial Chemical Industries PLC                 26,303   $   53,278
Imperial Tobacco Group PLC                       13,529      241,778
InterContinental Hotels Group PLC (1)            13,822       98,076
International Power PLC (1)                      22,347       47,662
Invensys PLC                                     67,972       22,994
J Sainsbury PLC                                  27,304      114,442
Johnson Matthey PLC                               4,507       65,671
Kelda Group PLC                                   8,716       61,486
Kidde PLC                                        16,008       22,453
Kingfisher PLC                                   48,145      220,265
Land Securities Group PLC                         8,528      109,976
Legal & General Group PLC                       120,495      167,021
Liberty International PLC                         6,557       67,030
Lloyds TSB Group PLC                            103,475      734,649
LogicaCMG PLC                                    14,704       34,758
Man Group PLC                                     5,155      101,738
Marks & Spencer Group PLC                        42,194      219,845
MFI Furniture Group PLC                          11,511       31,816
Misys PLC                                        10,969       46,518
Mitchells & Butlers PLC (1)                      13,822       53,315
National Grid Transco PLC                        57,605      390,684
Next PLC                                          5,395       91,385
Novar PLC                                        12,999       26,277
Pearson PLC                                      15,547      145,207
Peninsular & Oriental Steam Navigation
   Co. PLC                                       14,889       57,737
Persimmon PLC                                     5,306       41,765
Provident Financial PLC                           4,961       52,188
Prudential Corp. PLC                             37,951      229,833
Rank Group PLC (b)                               12,411       50,995
Reckitt Benckiser PLC                            11,025      202,305
Reed International PLC                           23,713      197,313
Rentokil Initial PLC                             36,957      115,413
Reuters Group PLC                                27,483       79,705
Rexam PLC                                         9,165       57,621
Rio Tinto PLC                                    19,568      368,108
RMC Group PLC                                     5,513       42,007
Rolls-Royce Group PLC                            28,381       60,063
Royal Bank of Scotland Group PLC                 51,236    1,437,300
Royal Sun Alliance Industries Group PLC          27,051       61,936
SABMiller PLC                                    16,201      108,474
Safeway PLC                                      19,289       81,962
Sage Group PLC                                   24,222       64,751
Schroders PLC                                     2,680       27,850
Scottish & Newcastle PLC                         14,363       86,865
Scottish & Southern Energy PLC                   15,845      163,155
Scottish Power PLC                               34,000      204,223
Securicor PLC                                    16,231       19,954
Serco Group PLC                                   9,643       25,460
Severn Trent PLC                                  6,701       75,634
Shell Transport & Trading Co. PLC               178,799    1,180,181
Signet Group PLC                                 34,494       51,371

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                  Shares       Value
                                                ---------   ------------
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
Slough Estates PLC                                  8,271   $     46,643
Smith & Nephew PLC                                 17,657        101,469
Smiths Group PLC                                   10,650        123,546
Stagecoach Group PLC                               22,950         23,480
Tate & Lyle PLC                                     7,802         44,095
Taylor Woodrow PLC                                 11,498         38,137
Tesco PLC                                         134,386        486,202
3i Group PLC                                       11,750        109,550
TI Automotive Ltd. (1)(3)                           7,024             --
Tomkins PLC                                        14,962         56,045
Unilever PLC                                       51,560        410,519
United Business Media PLC                           8,146         40,730
United Utilities PLC                               10,722        104,211
Vodafone Group PLC                              1,276,771      2,496,633
Whitebread PLC                                      6,083         68,057
William Hill PLC                                    6,385         30,081
Wolseley PLC                                       11,127        123,066
WPP Group PLC                                      21,652        169,713
                                                            ------------
                                                              29,742,343
                                                            ------------
TOTAL COMMON STOCKS
(Cost: $130,892,848)                                         108,739,183
                                                            ------------

PREFERRED STOCKS (0.49%)

AUSTRALIA (0.22%)
News Corporation Ltd. (The)                        39,713        244,762
                                                            ------------
GERMANY (0.23%)
Henkel KGaA                                         1,185         73,360
Porsche AG                                            160         67,799
Prosieben Satellite Media AG                        2,990         19,915
Volkswagen AG                                       2,091         62,695
Wella AG                                              505         36,825
                                                            ------------
                                                                 260,594
                                                            ------------
ITALY (0.04%)
IntesaBci SpA                                      18,548         42,599
                                                            ------------
TOTAL PREFERRED STOCKS
(Cost: $625,022)                                                 547,955
                                                            ------------

EXCHANGE-TRADED FUNDS (1.02%)
iShares MSCI EAFE Index Fund (4)                   10,532      1,140,721
                                                            ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,030,497)                                             1,140,721
                                                            ------------

                                                 Shares or
                                                 principal
                                                  amount        Value
                                                ----------   ----------
SHORT TERM INSTRUMENTS (12.82%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (5)                      7,998,519   $7,998,519
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (5)                                    2,388,365    2,388,365
BlackRock Temp Cash Money Market Fund (5)          120,443      120,443
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (5)               626,276      626,276
Short Term Investment Co. - Prime
   Money Market Portfolio, Institutional
   Shares (5)                                      265,374      265,374
Abbey National Treasury Services PLC,
   Time Deposit,
   1.38%, 07/01/2003 (5)                        $  159,224      159,224
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (5)                           132,667      132,667
   1.17%, 08/15/2003 (5)                           199,042      199,042
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (5)                           106,149      106,149
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (5)                           116,759      116,759
   1.31%, 05/24/2004 (5)                           265,347      265,347
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (5)                           265,334      265,334
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (5)                           132,687      132,687
HBOS Treasury Services PLC, Floating
   Rate Note,
   1.27%, 06/24/2004 (5)                           265,374      265,374
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (5)                            53,075       53,075
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (5)                           132,680      132,680
   1.22%, 04/13/2004 (5)                           132,680      132,680
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (5)                           132,660      132,660
   1.08%, 03/29/2004 (5)                           132,687      132,687
   1.29%, 05/04/2004 (5)                           132,680      132,680
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (5)                           265,361      265,361

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                 amount         Value
                                                ---------   ------------
SHORT TERM INSTRUMENTS (Cont.)
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (5)                        $132,687    $    132,687
   1.14%, 05/17/2004 (5)                         159,224         159,224
                                                            ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,315,294)                                           14,315,294
                                                            ------------
REPURCHASE AGREEMENTS (0.17%)
Bank of America NA Repurchase Agreement,
   dated 06/30/2003, due 07/01/2003, with an
   effective yield of 1.30% (5)                  132,687         132,687
Merrill Lynch Government Securities Inc.
   Repurchase Agreement, dated 06/30/2003,
   due 07/01/2003, with an effective yield
   of 1.38% (5)                                   53,075          53,075
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $185,762)                                                 185,762
                                                            ------------
TOTAL INVESTMENTS IN SECURITIES (111.86%)
(Cost $147,049,423)                                          124,928,915

OTHER ASSETS, NET OF LIABILITIES (-11.86%)                   (13,241,284)
                                                            ------------
NET ASSETS (100.00%)                                        $111,687,631
                                                            ============

(1)  Non-income producing security.
(2)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(3) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)  Non-controlled affiliated issuer. See Note 2.
(5) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
COMMON STOCKS (34.78%)

U.S. COMMON STOCKS (26.28%)

ADVERTISING (0.07%)
Interpublic Group of Companies Inc.               834    $   11,159
Omnicom Group Inc.                                322        23,087
                                                         ----------
                                                             34,246
                                                         ----------
AEROSPACE / DEFENSE (0.36%)
Boeing Co. (The)                                1,239        42,522
General Dynamics Corp.                            231        16,747
Goodrich (B.F.) Co.                               601        12,621
Lockheed Martin Corp.                             625        29,731
Northrop Grumman Corp.                            196        16,913
Raytheon Co.                                      700        22,988
Sequa Corp. Class A (1)                           216         7,409
United Technologies Corp.                         542        38,390
                                                         ----------
                                                            187,321
                                                         ----------
AIRLINES (0.05%)
Southwest Airlines Co.                          1,477        25,404
                                                         ----------
APPAREL (0.11%)
Liz Claiborne Inc.                                443        15,616
Nike Inc. Class B                                 376        20,112
Oxford Industries Inc.                            317        13,162
Unifi Inc. (1)                                  1,276         7,911
                                                         ----------
                                                             56,801
                                                         ----------
AUTO MANUFACTURERS (0.15%)
Ford Motor Company                              2,600        28,574
General Motors Corp.                              754        27,144
PACCAR Inc.                                       366        24,727
                                                         ----------
                                                             80,445
                                                         ----------
AUTO PARTS & EQUIPMENT (0.04%)
Cooper Tire & Rubber Co.                        1,052        18,505
                                                         ----------
BANKS (2.24%)
AmSouth Bancorp                                 1,084        23,675
Bank of America Corp.                           1,784       140,990
Bank of New York Co. Inc. (The)                 1,229        35,334
Bank One Corp.                                  1,366        50,788
BankUnited Financial Corp. Class A (1)            831        16,745
BB&T Corp.                                        753        25,828
Central Coast Bancorp (1)                         953        15,982
Comerica Inc.                                     312        14,508
Fifth Third Bancorp                               748        42,890
FIRSTFED AMERICA BANCORP INC.                     651        22,459
FleetBoston Financial Corp.                     1,703        50,596
Golden West Financial Corp.                       350        28,003
Huntington Bancshares Inc.                      1,417        27,660
ITLA Capital Corp. (1)                            322        13,018
Mellon Financial Corp.                            516        14,319
National City Corp.                               631    $   20,640
Northern Trust Corp.                              606        25,325
PNC Financial Services Group                      286        13,960
Regions Financial Corp.                           500        16,890
SoundView Technology Group Inc. (1)             1,322        13,381
SouthTrust Corp.                                1,012        27,526
State Street Corp.                                615        24,231
Sun Bancorp Inc. (New Jersey) (1)               1,202        23,920
SunTrust Banks Inc.                               284        16,853
Synovus Financial Corp.                         1,250        26,875
Troy Financial Corp.                              770        20,905
U.S. Bancorp                                    2,985        73,132
Union Planters Corp.                              693        21,504
USB Holding Co. Inc.                            1,089        19,330
Wachovia Corp.                                  1,700        67,932
Washington Mutual Inc.                          1,301        53,731
Wells Fargo & Company                           1,986       100,094
Wintrust Financial Corp.                          758        22,437
WSFS Financial Corp.                              713        27,379
Yardville National Bancorp                      1,102        21,489
                                                         ----------
                                                          1,160,329
                                                         ----------
BEVERAGES (0.48%)
Anheuser-Busch Companies Inc.                     490        25,014
Brown-Forman Corp. Class B                         63         4,953
Coca-Cola Co. (The)                             2,618       121,501
Coca-Cola Enterprises Inc.                        956        17,351
Coors (Adolf) Company Class B                      49         2,400
PepsiCo Inc.                                    1,797        79,966
                                                         ----------
                                                            251,185
                                                         ----------
BIOTECHNOLOGY (0.34%)
Amgen Inc. (1)                                  1,559       103,580
Biogen Inc. (1)                                   419        15,922
Chiron Corp. (1)                                  240        10,493
Genentech Inc. (1)                                273        19,689
Genzyme Corp. - General Division (1)              295        12,331
Integra LifeSciences Holdings Corp. (1)           515        13,586
                                                         ----------
                                                            175,601
                                                         ----------
BUILDING MATERIALS (0.04%)
Masco Corp.                                       468        11,162
Vulcan Materials Co.                              322        11,937
                                                         ----------
                                                             23,099
                                                         ----------
CHEMICALS (0.32%)
Dow Chemical Co. (The)                            991        30,681
Du Pont (E.I.) de Nemours and Co.                 826        34,395
Engelhard Corp.                                   547        13,549
Georgia Gulf Corp.                                587        11,623
Grace (W.R.) & Co. (1)                          1,337         5,896

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------    --------
U.S. COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
Great Lakes Chemical Corp.                        524     $ 10,690
Hercules Inc. (1)                               1,537       15,216
Monsanto Co.                                      301        6,514
PPG Industries Inc.                               197        9,996
Schulman (A.) Inc.                                676       10,857
Sherwin-Williams Co. (The)                        166        4,462
Sigma-Aldrich Corp.                               232       12,570
                                                          --------
                                                           166,449
                                                          --------
COMMERCIAL SERVICES (0.49%)
Apollo Group Inc. Class A (1)                     471       29,089
Atrix Laboratories Inc. (1)                       407        8,950
Block (H & R) Inc.                                334       14,445
Bowne & Co. Inc.                                  429        5,590
Cendant Corp. (1)                               1,858       34,039
Charles River Associates Inc. (1)                 550       15,548
Consolidated Graphics Inc. (1)                    322        7,367
Deluxe Corp.                                      191        8,557
Donnelley (R.R.) & Sons Co.                       385       10,064
Ecolab Inc.                                       503       12,877
Electro Rent Corp. (1)                            286        3,083
Equifax Inc.                                      475       12,350
First Consulting Group Inc. (1)                   993        4,637
GSI Commerce Inc. (1)                           1,222        8,163
McKesson Corp.                                    563       20,122
Moody's Corp.                                     370       19,503
Paychex Inc.                                      633       18,553
Quintiles Transnational Corp. (1)                 818       11,607
Stewart Enterprises Inc. Class A (1)            2,536       10,905
                                                          --------
                                                           255,449
                                                          --------
COMPUTERS (1.48%)
Apple Computer Inc. (1)                           916       17,514
Brocade Communications Systems Inc. (1)         1,000        5,890
Cisco Systems Inc. (1)                          8,130      135,690
Cognizant Technology Solutions Corp. (1)          497       12,107
Computer Network Technology Corp. (1)             942        7,630
Computer Sciences Corp. (1)                       460       17,535
Datastream Systems Inc. (1)                       393        4,162
Dell Computer Corp. (1)                         3,000       95,880
Digimarc Corp. (1)                                507        7,960
Electronic Data Systems Corp.                     847       18,168
EMC Corp. (1)                                   3,014       31,557
Enterasys Networks Inc. (1)                       701        2,124
FalconStor Software Inc. (1)                      358        2,395
Gateway Inc. (1)                                  290        1,058
Hewlett-Packard Co.                             4,275       91,058
International Business Machines Corp.           1,926      158,895
Juniper Networks Inc. (1)                         875       10,824
Lexmark International Inc. (1)                    224       15,852
NCR Corp. (1)                                     284     $  7,276
Network Appliance Inc. (1)                        961       15,578
Palm Inc. (1)                                     321        5,223
RadiSys Corp. (1)                                 543        7,168
Seagate Technology Inc. (2)                       317           --
Secure Computing Corp. (1)                        500        4,365
Sun Microsystems Inc. (1)                       4,522       20,801
SunGard Data Systems Inc. (1)                     636       16,479
Synopsys Inc. (1)                                 192       11,875
Unisys Corp. (1)                                1,697       20,839
Veritas Software Corp. (1)                        818       23,452
                                                          --------
                                                           769,355
                                                          --------
COSMETICS / PERSONAL CARE (0.43%)
Avon Products Inc.                                353       21,957
Colgate-Palmolive Co.                             582       33,727
Gillette Co. (The)                                869       27,686
International Flavors & Fragrances Inc.           460       14,688
Kimberly-Clark Corp.                              356       18,562
Procter & Gamble Co.                            1,200      107,016
                                                          --------
                                                           223,636
                                                          --------
DISTRIBUTION / WHOLESALE (0.11%)
Advanced Marketing Services Inc.                  479        6,227
Costco Wholesale Corp. (1)                        799       29,243
Grainger (W.W.) Inc.                              226       10,568
Watsco Inc.                                       622       10,300
                                                          --------
                                                            56,338
                                                          --------
DIVERSIFIED FINANCIAL SERVICES (2.22%)
American Express Co.                            1,501       62,757
American International Group Inc.               3,454      190,592
Capital One Financial Corp.                       443       21,787
Citigroup Inc.                                  6,692      286,418
Citigroup Inc. Warrants
   (Expires 12/31/2050) (1)                       200          204
Countrywide Financial Corp.                       205       14,262
DVI Inc. (1)                                      515        2,405
Fannie Mae                                        994       67,035
Franklin Resources Inc.                           507       19,808
Freddie Mac                                       858       43,561
Goldman Sachs Group Inc. (The)                    632       52,930
Janus Capital Group Inc.                          802       13,153
JP Morgan Chase & Co.                           2,844       97,208
Lehman Brothers Holdings Inc.                     365       24,265
MBNA Corp.                                      1,712       35,678
Merrill Lynch & Co. Inc.                        1,261       58,863
Morgan Stanley                                  1,468       62,757
Providian Financial Corp. (1)                   1,663       15,399
Schwab (Charles) Corp. (The)                    2,151       21,704
SLM Corp.                                         576       22,562
T. Rowe Price Group Inc.                          481       18,158

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
WFS Financial Inc. (1)                            307    $   10,288
World Acceptance Corp. (1)                        501         8,156
                                                         ----------
                                                          1,149,950
                                                         ----------
ELECTRIC (0.70%)
AES Corp. (The) (1)                               822         5,220
Ameren Corp.                                      347        15,303
CenterPoint Energy Inc.                           819         6,675
Cinergy Corp.                                     488        17,954
CMS Energy Corp.                                  536         4,342
Consolidated Edison Inc.                          229         9,911
Constellation Energy Group Inc.                   569        19,517
Dominion Resources Inc.                           382        24,551
DTE Energy Co.                                    255         9,853
Duke Energy Corp.                               1,228        24,499
Edison International (1)                          885        14,541
Entergy Corp.                                     361        19,054
Exelon Corp.                                      465        27,812
FirstEnergy Corp.                                 562        21,609
FPL Group Inc.                                    175        11,699
NiSource Inc.                                     760        14,440
PG&E Corp. (1)                                    824        17,428
Pinnacle West Capital Corp.                       418        15,654
Progress Energy Inc.                              555        24,364
Public Service Enterprise Group Inc.              398        16,815
Southern Company                                  880        27,421
Texas Genco Holdings Inc.                          40           930
Xcel Energy Inc.                                  950        14,288
                                                         ----------
                                                            363,880
                                                         ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.00%)
Medis Technologies Ltd. (1)                       215         1,533
                                                         ----------
ELECTRONICS (0.29%)
Agilent Technologies Inc. (1)                     917        17,927
Analogic Corp.                                    270        13,165
Applera Corp. - Applied Biosystems Group          956        18,193
Cubic Corp.                                       621        13,799
Johnson Controls Inc.                             217        18,575
Millipore Corp. (1)                               318        14,110
REMEC Inc. (1)                                  1,465        10,196
Solectron Corp. (1)                             1,561         5,838
Thermo Electron Corp. (1)                         638        13,411
Thomas & Betts Corp. (1)                          645         9,320
Watts Industries Inc. Class A                     622        11,103
X-Rite Inc.                                       465         4,608
                                                         ----------
                                                            150,245
                                                         ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                       276         9,285
                                                         ----------
ENTERTAINMENT (0.03%)
Penn National Gaming Inc. (1)                     730    $   15,001

ENVIRONMENTAL CONTROL (0.05%)
Allied Waste Industries Inc. (1)                  644         6,472
Waste Management Inc.                             736        17,730
                                                         ----------
                                                             24,202
                                                         ----------
FOOD (0.41%)
Albertson's Inc.                                  602        11,558
Archer-Daniels-Midland Co.                        723         9,305
Campbell Soup Co.                                 469        11,490
ConAgra Foods Inc.                                777        18,337
Del Monte Foods Co. (1)                           106           937
General Mills Inc.                                411        19,486
Great Atlantic & Pacific Tea Co. (1)              673         5,922
Heinz (H.J.) Co.                                  571        18,832
Kellogg Co.                                       638        21,928
Kroger Co. (1)                                  1,033        17,230
Safeway Inc. (1)                                  639        13,074
Sara Lee Corp.                                    523         9,838
SUPERVALU Inc.                                    531        11,321
Sysco Corp.                                       865        25,985
Winn-Dixie Stores Inc.                            603         7,423
Wrigley (William Jr.) Co.                         197        11,077
                                                         ----------
                                                            213,743
                                                         ----------
FOREST PRODUCTS & PAPER (0.19%)
Boise Cascade Corp.                               644        15,392
Chesapeake Corp.                                  571        12,476
Glatfelter Co.                                  1,429        21,078
International Paper Co.                           553        19,759
MeadWestvaco Corp.                                717        17,710
Temple-Inland Inc.                                255        10,942
                                                         ----------
                                                             97,357
                                                         ----------
GAS (0.13%)
Nicor Inc.                                        420        15,586
Peoples Energy Corp.                              538        23,075
Sempra Energy                                     453        12,924
Southwestern Energy Co. (1)                     1,049        15,745
                                                         ----------
                                                             67,330
                                                         ----------
HAND / MACHINE TOOLS (0.12%)
Black & Decker Corp.                              249        10,819
Emerson Electric Co.                              429        21,922
Snap-On Inc.                                      556        16,141
Stanley Works (The)                               406        11,206
                                                         ----------
                                                             60,088
                                                         ----------
HEALTH CARE (1.30%)
Aetna Inc.                                        152         9,150

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
U.S. COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Aksys Ltd. (1)                                    358    $  4,636
Anthem Inc. (1)                                   170      13,115
Apria Healthcare Group Inc. (1)                   686      17,068
Bard (C.R.) Inc.                                  178      12,693
Bausch & Lomb Inc.                                249       9,337
Baxter International Inc.                         717      18,642
Becton, Dickinson & Co.                           253       9,829
Biomet Inc.                                       522      14,961
Boston Scientific Corp. (1)                       588      35,927
Cobalt Corp. (1)                                  632      12,988
CONMED Corp. (1)                                  819      14,955
Cyberonics Inc. (1)                               460       9,895
Flir Systems Inc. (1)                             300       9,045
Guidant Corp.                                     464      20,597
HCA Inc.                                          741      23,742
Humana Inc. (1)                                 1,148      17,335
Johnson & Johnson                               3,176     164,199
Manor Care Inc. (1)                               647      16,181
Matria Healthcare Inc. (1)                        814      14,367
Medtronic Inc.                                  1,336      64,088
Ocular Sciences Inc. (1)                          415       8,238
OraSure Technologies Inc. (1)                   1,193       8,900
PolyMedica Corp.                                  207       9,479
Sierra Health Services Inc. (1)                   558      11,160
St. Jude Medical Inc. (1)                         298      17,135
Stryker Corp.                                     182      12,625
Tenet Healthcare Corp. (1)                        837       9,751
UnitedHealth Group Inc.                           800      40,200
Viasys Healthcare Inc. (1)                        478       9,895
WellPoint Health Networks Inc. (1)                151      12,729
West Pharmaceutical Services Inc.                 343       8,403
Zimmer Holdings Inc. (1)                          252      11,353
                                                         --------
                                                          672,618
                                                         --------
HOME BUILDERS (0.09%)
Centex Corp.                                      209      16,258
Champion Enterprises Inc. (1)                     465       2,409
KB Home                                           229      14,193
Pulte Homes Inc.                                  231      14,243
                                                         --------
                                                           47,103
                                                         --------
HOME FURNISHINGS (0.09%)
Leggett & Platt Inc.                              864      17,712
Maytag Corp.                                      527      12,869
Whirlpool Corp.                                   273      17,390
                                                         --------
                                                           47,971
                                                         --------
HOUSEHOLD PRODUCTS / WARES (0.17%)
American Greetings Corp. Class A (1)              730      14,337
Avery Dennison Corp.                              204      10,241
Central Garden & Pet Co. (1)                      596      14,215
Clorox Co.                                        335      14,288
Fortune Brands Inc.                               308    $ 16,078
Newell Rubbermaid Inc.                            444      12,432
Tupperware Corp.                                  452       6,491
                                                         --------
                                                           88,082
                                                         --------
INSURANCE (0.83%)
ACE Ltd.                                          604      20,711
AFLAC Inc.                                        953      29,305
Allstate Corp. (The)                              851      30,338
AON Corp.                                         523      12,594
Chubb Corp.                                       270      16,200
CIGNA Corp.                                       167       7,839
Cincinnati Financial Corp.                        416      15,429
Hancock (John) Financial Services Inc.            391      12,015
Hartford Financial Services Group Inc.            432      21,756
LandAmerica Financial Group Inc.                  382      18,145
Lincoln National Corp.                            410      14,608
Marsh & McLennan Companies Inc.                   628      32,072
MBIA Inc.                                         322      15,697
MetLife Inc.                                    1,201      34,012
MGIC Investment Corp.                             263      12,266
Principal Financial Group Inc.                    538      17,350
ProAssurance Corp. (1)                            460      12,415
Progressive Corp. (The)                           313      22,880
Prudential Financial Inc.                         436      14,671
SAFECO Corp.                                      186       6,562
St. Paul Companies Inc.                           366      13,363
Torchmark Corp.                                   391      14,565
Travelers Property Casualty Corp. Class B       1,107      17,457
XL Capital Ltd. Class A                           206      17,098
                                                         --------
                                                          429,348
                                                         --------
IRON / STEEL (0.02%)
United States Steel Corp.                         545       8,922
                                                         --------
LEISURE TIME (0.11%)
Brunswick Corp.                                   660      16,513
Harley-Davidson Inc.                              536      21,365
K2 Inc. (1)                                       393       4,814
Sabre Holdings Corp.                              637      15,702
                                                         --------
                                                           58,394
                                                         --------
LODGING (0.09%)
Harrah's Entertainment Inc. (1)                   352      14,164
Hilton Hotels Corp.                               915      11,703
Marriott International Inc. Class A               486      18,672
                                                         --------
                                                           44,539
                                                         --------
MACHINERY (0.16%)
Briggs & Stratton Corp.                           335      16,917
Caterpillar Inc.                                  460      25,604

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
U.S. COMMON STOCKS (Cont.)

MACHINERY (Cont.)
Deere & Co.                                        336   $ 15,355
Dover Corp.                                        469     14,051
Gardner Denver Inc. (1)                            215      4,399
Kadant Inc. (1)                                    311      5,831
                                                         --------
                                                           82,157
                                                         --------
MANUFACTURERS (1.07%)
Crane Co.                                          614     13,895
Danaher Corp.                                      251     17,081
Eastman Kodak Co.                                  605     16,547
Eaton Corp.                                        191     15,015
General Electric Co.                            10,945    313,903
Honeywell International Inc.                     1,257     33,750
Illinois Tool Works Inc.                           378     24,891
ITT Industries Inc.                                203     13,288
Pall Corp.                                         606     13,635
3M Co.                                             316     40,758
Tyco International Ltd.                          2,764     52,461
                                                         --------
                                                          555,224
                                                         --------
MANUFACTURING (0.06%)
Acuity Brands Inc.                               1,216     22,095
ESCO Technologies Inc. (1)                         201      8,844
                                                         --------
                                                           30,939
                                                         --------
MEDIA (1.15%)
AOL Time Warner Inc. (1)                         6,342    102,043
Beasley Broadcast Group Inc.
   Class A (1)                                     429      5,869
Clear Channel Communications Inc. (1)            1,004     42,560
Comcast Corp. Class A (1)                        5,065    152,862
Dow Jones & Co. Inc.                               236     10,155
Gannett Co. Inc.                                   236     18,127
Knight Ridder Inc.                                 105      7,238
McGraw-Hill Companies Inc. (The)                   244     15,128
Meredith Corp.                                     369     16,236
New York Times Co. Class A                         208      9,464
Pulitzer Inc.                                      201      9,933
TiVo Inc. (1)                                    1,254     15,274
Tribune Co.                                        553     26,710
Viacom Inc. Class B (1)                          2,451    107,011
Walt Disney Co. (The)                            2,975     58,756
                                                         --------
                                                          597,366
                                                         --------
METAL FABRICATE / HARDWARE (0.03%)
Worthington Industries Inc.                      1,293     17,326
                                                         --------
METALS-DIVERSIFIED (0.04%)
Griffon Corp. (1)                                  729     11,664
Gulf Island Fabrication Inc. (1)                   658     11,133
                                                         --------
                                                           22,797
                                                         --------

MINING (0.14%)
Alcoa Inc.                                       1,314   $ 33,507
Newmont Mining Corp.                               757     24,572
Phelps Dodge Corp. (1)                             319     12,230
                                                         --------
                                                           70,309
                                                         --------
OFFICE / BUSINESS EQUIPMENT (0.10%)
General Binding Corp. (1)                          393      4,716
Global Imaging Systems Inc. (1)                    391      9,056
Imagistics International Inc. (1)                  544     14,035
Pitney Bowes Inc.                                  297     11,408
Xerox Corp. (1)                                  1,001     10,601
                                                         --------
                                                           49,816
                                                         --------
OIL & GAS PRODUCERS (1.35%)
Amerada Hess Corp.                                 233     11,459
Anadarko Petroleum Corp.                           569     25,303
Burlington Resources Inc.                          541     29,252
ChevronTexaco Corp.                              1,295     93,499
ConocoPhillips                                     916     50,197
Devon Energy Corp.                                 376     20,078
Exxon Mobil Corp.                                8,465    303,978
Kerr-McGee Corp.                                   406     18,189
Magnum Hunter Resources Inc. (1)                 1,930     15,421
Marathon Oil Corp.                                 652     17,180
Plains Exploration & Production Co. (1)            615      6,648
Plains Resource Inc. (1)                         1,440     20,376
Rowan Companies Inc. (1)                           900     20,160
South Jersey Industries Inc.                       437     16,103
Sunoco Inc.                                        209      7,888
Transocean Inc. (1)                              1,059     23,266
Unocal Corp.                                       709     20,341
                                                         --------
                                                          699,338
                                                         --------
OIL & GAS SERVICES (0.18%)
Baker Hughes Inc.                                  961     32,261
Halliburton Co.                                  1,045     24,035
Lufkin Industries Inc.                             250      6,087
Schlumberger Ltd.                                  686     32,633
                                                         --------
                                                           95,016
                                                         --------
PACKAGING & CONTAINERS (0.10%)
Ball Corp.                                         258     11,742
Bemis Co.                                          315     14,742
Pactiv Corp. (1)                                   798     15,729
Sealed Air Corp. (1)                               238     11,343
                                                         --------
                                                           53,556
                                                         --------
PHARMACEUTICALS (1.91%)
Abbott Laboratories                              1,740     76,142
Allergan Inc.                                      182     14,032
AmerisourceBergen Corp.                            213     14,772

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
U.S. COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Antigenics Inc. (1)                              1,271   $ 14,642
Barr Laboratories Inc. (1)                         182     11,921
Bristol-Myers Squibb Co.                         2,210     60,001
Cardinal Health Inc.                               619     39,802
Corixa Corp. (1)                                 1,600     12,368
Forest Laboratories Inc. (1)                       371     20,312
Gilead Sciences Inc. (1)                           211     11,727
King Pharmaceuticals Inc. (1)                      600      8,856
La Jolla Pharmaceutical Co. (1)                  1,365      4,464
Lilly (Eli) & Co.                                1,276     88,006
MedImmune Inc. (1)                                 388     14,112
Merck & Co. Inc.                                 2,460    148,953
MGI Pharma Inc. (1)                                525     13,456
Penwest Pharmaceuticals Co. (1)                    498     12,136
Pfizer Inc.                                      9,001    307,384
Schering-Plough Corp.                            1,794     33,368
Watson Pharmaceuticals Inc. (1)                    386     15,583
Wyeth                                            1,493     68,006
                                                         --------
                                                          990,043
                                                         --------
PIPELINES (0.03%)
Dynegy Inc. Class A                                297      1,247
El Paso Corp.                                    1,166      9,421
Williams Companies Inc.                            768      6,067
                                                         --------
                                                           16,735
                                                         --------
REAL ESTATE (0.18%)
Boykin Lodging Co.                               2,561     19,976
Entertainment Properties Trust                   1,123     32,286
Mid Atlantic Realty Trust                        1,986     41,587
                                                         --------
                                                           93,849
                                                         --------
REAL ESTATE INVESTMENT TRUSTS (0.10%)
Equity Office Properties Trust                     821     22,175
Mid-America Apartment Communities Inc.           1,067     28,820
                                                         --------
                                                           50,995
                                                         --------
RETAIL (1.90%)
AutoZone Inc. (1)                                  109      8,281
Bed Bath & Beyond Inc. (1)                         479     18,590
Best Buy Co. Inc. (1)                              471     20,686
Big Lots Inc. (1)                                  400      6,016
Brookstone Inc. (1)                                802     16,240
CarMax Inc. (1)                                    527     15,889
Circuit City Stores Inc.                           623      5,482
Cost Plus Inc. (1)                                 307     10,948
CVS Corp.                                          516     14,463
Darden Restaurants Inc.                            706     13,400
Dillards Inc. Class A                              385      5,186
Dollar General Corp.                               601     10,974
eBay Inc. (1)                                      477   $ 49,694
Fred's Inc.                                        321     11,935
Gap Inc. (The)                                   1,214     22,775
Gart Sports Co. (1)                                277      7,856
Hancock Fabrics Inc.                               350      5,652
Home Depot Inc.                                  2,572     85,185
Jill (J.) Group Inc. (The) (1)                     417      7,022
Kohls Corp. (1)                                    420     21,580
Limited Brands Inc.                                885     13,718
Longs Drug Stores Corp.                            388      6,441
Lowe's Companies Inc.                              878     37,710
MarineMax Inc. (1)                                 358      5,012
May Department Stores Co. (The)                    691     15,382
McDonald's Corp.                                 2,006     44,252
Movie Gallery Inc. (1)                             562     10,369
Nordstrom Inc.                                     548     10,697
Office Depot Inc. (1)                              811     11,768
1-800 CONTACTS INC. (1)                            401      9,816
1-800-FLOWERS.COM Inc. (1)                         358      2,950
PC Connection Inc. (1)                             143        972
RadioShack Corp.                                   283      7,446
Sears, Roebuck and Co.                             500     16,820
ShopKo Stores Inc. (1)                             650      8,450
Staples Inc. (1)                                   940     17,249
Starbucks Corp. (1)                                351      8,607
Target Corp.                                     1,387     52,484
TJX Companies Inc.                                 884     16,655
Ultimate Electronics Inc. (1)                      343      4,397
United Auto Group Inc. (1)                         479     10,433
Walgreen Co.                                     1,204     36,240
Wal-Mart Stores Inc.                             4,824    258,904
Wendy's International Inc.                         650     18,831
Whitehall Jewellers Inc. (1)                       215      1,950
                                                         --------
                                                          985,407
                                                         --------
SEMICONDUCTORS (0.87%)
Advanced Micro Devices Inc. (1)                  1,208      7,743
Agere Systems Inc. Class B (1)                   6,828     15,704
Altera Corp. (1)                                   562      9,217
Analog Devices Inc. (1)                            573     19,952
Applied Materials Inc. (1)                       2,225     35,289
Applied Micro Circuits Corp. (1)                 2,652     16,045
Broadcom Corp. Class A (1)                         696     17,337
Integrated Device Technology Inc. (1)              600      6,630
Intel Corp.                                      7,304    151,806
KLA-Tencor Corp. (1)                               350     16,272
Linear Technology Corp.                            452     14,559
LSI Logic Corp. (1)                              1,227      8,687
Maxim Integrated Products Inc.                     514     17,574
Micron Technology Inc. (1)                       1,126     13,095
Mykrolis Corp. (1)                                 658      6,679
PMC-Sierra Inc. (1)                                700      8,211

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
U.S. COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
QLogic Corp. (1)                                   311   $    15,031
Teradyne Inc. (1)                                  594        10,282
Texas Instruments Inc.                           2,541        44,722
Xilinx Inc. (1)                                    653        16,527
                                                         -----------
                                                             451,362
                                                         -----------
SOFTWARE (1.35%)
Adobe Systems Inc.                                 503        16,131
Akamai Technologies Inc. (1)                     2,100        10,038
Alico Inc.                                         215         5,308
Automatic Data Processing Inc.                     887        30,034
BMC Software Inc. (1)                              804        13,129
Certegy Inc. (1)                                   392        10,878
Computer Associates International Inc.           1,146        25,533
Compuware Corp. (1)                              1,111         6,410
Electronic Arts Inc. (1)                           264        19,533
F5 Networks Inc. (1)                               500         8,425
First Data Corp.                                 1,005        41,647
IMS Health Inc.                                    775        13,942
Intuit Inc. (1)                                    400        17,812
Microsoft Corp.                                 12,311       315,285
Novell Inc. (1)                                  3,479        10,715
Oracle Corp. (1)                                 5,547        66,675
PeopleSoft Inc. (1)                                600        10,554
Per-Se Technologies Inc. (1)                       429         4,818
Siebel Systems Inc. (1)                          1,422        13,566
Vastera Inc. (1)                                 1,947        11,624
Websense Inc. (1)                                  655        10,257
Yahoo! Inc. (1)                                  1,083        35,479
                                                         -----------
                                                             697,793
                                                         -----------
TELECOMMUNICATION EQUIPMENT (0.30%)
ADC Telecommunications Inc. (1)                    682         1,588
Andrew Corp. (1)                                   683         6,284
Avaya Inc. (1)                                     712         4,600
CIENA Corp. (1)                                  2,412        12,518
Comverse Technology Inc. (1)                       507         7,620
JDS Uniphase Corp. (1)                           2,158         7,575
Lucent Technologies Inc. (1)                     9,917        20,132
Motorola Inc.                                    3,669        34,599
QUALCOMM Inc.                                      951        33,998
Tellabs Inc. (1)                                   573         3,765
Terayon Communication Systems
   Inc. (1)                                      5,390        14,715
Tollgrade Communications Inc. (1)                  443         8,262
                                                         -----------
                                                             155,656
                                                         -----------
TELECOMMUNICATIONS (0.51%)
Anaren Inc. (1)                                    871         8,161
AT&T Wireless Services Inc. (1)                  3,289        27,003
Catapult Communications Corp. (1)                  679         7,211
Corning Inc. (1)                                 2,623        19,384
InterDigital Communications Corp. (1)              372   $     8,694
Nextel Communications Inc. Class A (1)           1,421        25,692
Qwest Communications International Inc. (1)      2,119        10,129
Sprint Corp. (PCS Group) (1)                     1,659         9,539
Verizon Communications Inc.                      3,748       147,859
                                                         -----------
                                                             263,672
                                                         -----------
TELEPHONE (0.52%)
Alltel Corp.                                       579        27,919
AT&T Corp.                                       1,108        21,329
BellSouth Corp.                                  2,653        70,649
CenturyTel Inc.                                    410        14,289
SBC Communications Inc.                          4,408       112,624
Sprint Corp. (FON Group)                         1,551        22,334
                                                         -----------
                                                             269,144
                                                         -----------
TEXTILES (0.00%)
Interface Inc. Class A                             536         2,487
                                                         -----------
TOBACCO (0.24%)
Altria Group Inc.                                2,300       104,512
UST Inc.                                           505        17,690
                                                         -----------
                                                             122,202
                                                         -----------
TOYS / GAMES / HOBBIES (0.07%)
Hasbro Inc.                                        703        12,295
Mattel Inc.                                        928        17,558
Topps Co. (The) (1)                                536         4,604
                                                         -----------
                                                              34,457
                                                         -----------
TRANSPORTATION (0.30%)
Burlington Northern Santa Fe Corp.                 555        15,784
FedEx Corp.                                        623        38,645
Union Pacific Corp.                                218        12,648
United Parcel Service Inc. Class B               1,386        88,288
                                                         -----------
                                                             155,365
                                                         -----------
TRUCKING & LEASING (0.03%)
Ryder System Inc.                                  696        17,832
                                                         -----------
WATER (0.02%)
American States Water Co.                          364         9,937
                                                         -----------
TOTAL U.S. COMMON STOCKS
(Cost: $13,520,698)                                       13,624,534
                                                         -----------

INTERNATIONAL COMMON STOCKS (8.50%)

AUSTRALIA (0.37%)
Coles Myer Ltd.                                  4,600        21,595
Coles Myer Ltd. ADR                                384        14,323

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
INTERNATIONAL COMMON STOCKS (Cont.)

AUSTRALIA (Cont.)
Commonwealth Property Office Fund               53,601   $ 43,137
National Australia Bank ADR                        416     46,696
News Corporation Ltd. ADR                          348     10,534
Rio Tinto PLC ADR                                  368     28,170
Westpac Banking Corp. Ltd.                       1,580     17,219
Westpac Banking Corp. Ltd. ADR                     240     13,123
                                                         --------
                                                          194,797
                                                         --------
DENMARK (0.14%)
Novo-Nordisk A/S ADR                             1,477     51,208
TDC A/S ADR                                      1,244     18,847
                                                         --------
                                                           70,055
                                                         --------
FINLAND (0.25%)
Outokumpu OYJ                                    5,474     48,088
Rautaruukki OYJ (1)                             18,768     80,821
                                                         --------
                                                          128,909
                                                         --------
FRANCE (0.68%)
Alcatel SA ADR (1)                               1,516     13,568
Autoroutes du Sud de la France SA                   56      1,637
Aventis SA ADR                                     766     41,900
AXA ADR                                          1,699     26,521
BNP Paribas SA                                     839     42,633
France Telecom SA ADR                              258      6,360
Groupe Wanadoo SA (1)                            4,546     30,435
LVMH Moet Hennessy Louis Vuitton SA                382     18,946
Renault SA                                       1,366     72,220
Societe Generale Class A                           140      8,874
Total SA                                           989     74,966
Vivendi Universal SA (1)                           595     10,830
Vivendi Universal SA ADR (1)                       270      4,979
                                                         --------
                                                          353,869
                                                         --------
GERMANY (0.41%)
Allianz AG                                         269     22,359
DaimlerChrysler AG                               1,120     38,886
Deutsche Bank AG                                   265     17,188
Deutsche Telekom AG ADR (1)                      1,426     21,675
E.ON AG                                          1,093     56,193
SAP AG ADR                                         451     13,178
Siemens AG                                         919     45,084
                                                         --------
                                                          214,563
                                                         --------
HONG KONG (0.15%)
Cheung Kong (Holdings) Ltd.                      6,000     36,085
Hutchison Whampoa Ltd.                           3,000     18,274
New World Development Co. Ltd.                  23,000      8,922
Sun Hung Kai Properties Ltd.                     2,000     10,105
                                                         --------
                                                           73,386
                                                         --------
IRELAND (0.08%)
Allied Irish Banks PLC ADR                       1,380   $ 41,276
                                                         --------
ITALY (0.39%)
Assicurazioni Generali SpA                       2,471     57,262
Benetton Group SpA ADR                             865     18,165
Eni SpA                                          3,186     48,184
ENI-Ente Nazionale Idrocarburi SpA ADR             154     11,710
Fiat SpA ADR (1)                                   819      5,880
San Paolo-IMI SpA ADR                            1,098     20,664
Seat-Pagine Gialle SpA (1)                      60,712     42,180
                                                         --------
                                                          204,045
                                                         --------
JAPAN (1.70%)
Canon Inc.                                       1,000     45,888
Canon Inc. ADR                                     372     16,982
Casio Computer Co. Ltd.                         15,000     95,815
Dai Nippon Printing Co. Ltd.                     3,000     31,730
Fuji Photo Film Co. Ltd.                         1,000     28,899
Fuji Photo Film Co. Ltd. ADR                       281      8,096
Fujitsu Ltd.                                     7,000     28,682
Honda Motor Company Ltd. ADR                       764     14,554
Ito-Yokado Co. Ltd.                              1,000     23,943
Ito-Yokado Co. Ltd. ADR (2)                        343      8,191
Japan Airlines System Corp. ADR                    868      9,250
Kinki Nippon Railway Co. Ltd.                   14,000     36,377
Kirin Brewery Co. Ltd. ADR                       2,740     19,070
Kubota Corp. ADR                                 1,264     17,127
Kyocera Corp. ADR                                  118      6,726
Makita Corp. ADR                                   347      2,741
Matsushita Electric Industrial Co. Ltd.          1,000      9,902
Millea Holdings Inc. ADR                           754     28,984
Mitsubishi Corp. ADR                               992     13,541
Mitsui & Co. ADR                                   136     13,396
Mizuho Financial Group Inc. (1)                     12      9,484
Murata Manufacturing Co. Ltd.                      800     31,447
NEC Corp. (1)                                    4,000     19,988
NEC Corp. ADR                                    3,107     15,659
Nippon Telegraph & Telephone Corp. ADR             685     13,563
Nissan Motor Co. Ltd. ADR                        1,182     22,399
Nomura Holdings Inc.                             4,000     50,768
NTT DoCoMo Inc.                                     17     36,810
Pioneer Corp. ADR                                  480     10,930
Ricoh Corp. Ltd. ADR                               146     12,228
Secom Co. Ltd.                                   1,000     29,315
Sony Corp.                                       1,000     28,149
Sony Corp. ADR                                       1         28
Takeda Chemical Industries Ltd.                  1,000     36,894
Tokyo Electric Power Co. Inc. (The)              2,100     40,137
Toyota Motor Corp.                               2,000     51,801
                                                         --------
                                                          869,494
                                                         --------

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
INTERNATIONAL COMMON STOCKS (Cont.)

NETHERLANDS (0.54%)
Abn Amro Holding NV ADR                          1,681   $    32,090
Aegon NV ADR                                       880         8,835
Akzo Nobel NV ADR                                  472        12,579
ING Groep NV                                     1,508        26,201
ING Groep NV ADR                                   616        10,798
Koninklijke Ahold NV ADR                         1,162         9,726
Koninklijke Philips Electronics NV NY Shares       850        16,244
Reed Elsevier NV ADR                             1,491        35,411
Royal Dutch Petroleum Co.                        1,320        61,270
Unilever NV CVA                                  1,303        69,907
                                                         -----------
                                                             283,061
                                                         -----------
PANAMA (0.06%)
Carnival Corp.                                   1,000        32,510
                                                         -----------
PORTUGAL (0.03%)
Banco Comercial Portugues SA ADR                   456         4,058
Banco Comercial Portugues SA Class R             6,000        10,542
                                                         -----------
                                                              14,600
                                                         -----------
SINGAPORE (0.00%)
Chartered Semiconductor
   Manufacturing Ltd. ADR (1)                      193           994
                                                         -----------
SPAIN (0.32%)
Banco Bilbao Vizcaya Argentaria SA ADR           1,578        16,553
Banco Santander Central Hispano SA ADR           4,523        39,893
Repsol YPF SA ADR                                  945        15,281
Telefonica SA                                    7,839        91,009
                                                         -----------
                                                             162,736
                                                         -----------
SWEDEN (0.30%)
Hoganas AB Class B                               4,069        82,855
Sapa AB                                          3,728        74,980
                                                         -----------
                                                             157,835
                                                         -----------
SWITZERLAND (0.78%)
Adecco SA ADR                                    1,038        10,847
Centerpulse ADR                                    569        15,363
Credit Suisse Group                              1,867        49,137
Nestle SA                                          340        70,156
Novartis AG                                      2,079        82,267
Roche Holding AG - Genusschein                   1,073        84,165
UBS AG - Registered                              1,603        89,171
                                                         -----------
                                                             401,106
                                                         -----------
UNITED KINGDOM (2.30%)
AstraZeneca PLC                                  2,550   $   102,252
Barclays PLC ADR (3)                             1,232        36,861
BP PLC                                          15,672       108,681
BP PLC ADR                                         696        29,246
British American Tobacco PLC                     6,353        72,073
British Sky Broadcasting PLC ADR                   363        16,371
British Telecom PLC ADR                            552        18,580
Cadbury Schweppes PLC ADR                        1,107        26,767
Diageo PLC ADR                                   1,519        66,471
GlaxoSmithKline PLC                              5,301       106,981
Hanson PLC ADR                                     937        26,480
HBOS PLC                                        11,212       145,144
Hong Kong & Shanghai Banking ADR                   362        21,398
HSBC Holdings PLC                                9,842       116,284
Lloyds TSB Group PLC                             2,286        16,230
Reuters Group PLC ADR                              273         4,799
Royal Bank of Scotland Group PLC                 2,788        78,211
Shell Transport & Trading Co. PLC                4,033        26,620
Tesco PLC                                       21,161        76,560
Vodafone Group PLC                              21,251        41,555
Vodafone Group PLC ADR                           2,697        52,996
                                                         -----------
                                                           1,190,560
                                                         -----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $4,761,819)                                         4,393,796
                                                         -----------
TOTAL COMMON STOCKS
(Cost: $18,282,517)                                       18,018,330
                                                         -----------

                                                Shares or
                                                principal
                                                  amount       Value
                                                ----------   ----------
U.S. GOVERNMENT OBLIGATIONS (62.84%)

U.S. Treasury Notes
   1.50%, 02/28/2005                            $2,235,000   $2,245,739
   1.63%, 01/31/2005                             2,090,000    2,104,369
   1.63%, 04/30/2005                             3,020,000    3,039,817
   1.88%, 09/30/2004                             1,500,000    1,514,766
   2.00%, 05/15/2006                             1,475,000    1,490,672
   3.25%, 08/15/2007                             1,605,000    1,675,031
   3.88%, 02/15/2013                               470,000      483,641
   4.00%, 11/15/2012                               950,000      988,557
   4.75%, 11/15/2008                             1,090,000    1,208,325
   4.88%, 02/15/2012                               460,000      511,318
   5.00%, 08/15/2011                             2,200,000    2,467,782
   5.50%, 05/15/2009                               800,000      921,437
   5.63%, 05/15/2008                             1,790,000    2,052,067
   5.75%, 11/15/2005                             3,025,000    3,329,273
   5.75%, 08/15/2010                               500,000      585,254
   5.88%, 11/15/2004                               200,000      212,852
   6.00%, 08/15/2004                               400,000      422,031

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                  amount        Value
                                                ----------   ------------
U.S. GOVERNMENT OBLIGATIONS (Cont.)
   6.13%, 08/15/2007                            $  200,000   $    231,352
   6.50%, 10/15/2006                             1,920,000      2,205,899
   6.75%, 05/15/2005                               700,000        770,902
   7.00%, 07/15/2006                             1,575,000      1,820,355
   7.25%, 08/15/2004                               900,000        962,050
   7.50%, 02/15/2005                               400,000        440,500
   7.88%, 11/15/2004                               800,000        873,094
                                                             ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $31,351,021)                                            32,557,083
                                                             ------------
SHORT TERM INSTRUMENTS (25.65%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (4)                      7,833,795      7,833,795
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (4)                                    2,064,105      2,064,105
BlackRock Temp Cash Money Market Fund (4)          104,091        104,091
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (4)               541,248        541,248
Short Term Investment Co. - Prime
   Money Market Portfolio, Institutional
   Shares (4)                                      229,345        229,345
Abbey National Treasury Services PLC,
   Time Deposit
   1.38%, 07/01/2003 (4)                        $  137,607        137,607
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (4)                           114,655        114,655
   1.17%, 08/15/2003 (4)                           172,018        172,018
Canadian Imperial Bank of Commerce,
   Floating Rate Note
   1.07%, 10/30/2003 (4)                            91,738         91,738
CC USA Inc., Floating Rate Note
   1.10%, 04/19/2004 (4)                           100,907        100,907
   1.31%, 05/24/2004 (4)                           229,322        229,322
Dorada Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (4)                           229,310        229,310
Five Finance Inc., Floating Rate Note
   1.15%, 04/15/2004 (4)                           114,672        114,672
HBOS Treasury Services PLC, Floating
   Rate Note
   1.27%, 06/24/2004 (4)                           229,345        229,345
Holmes Financing PLC, Floating Rate Bond
   1.14%, 04/15/2004 (4)                            45,869         45,869
K2 USA LLC, Floating Rate Note
   1.15%, 05/17/2004 (4)                           114,667        114,667
   1.22%, 04/13/2004 (4)                           114,667        114,667
Links Finance LLC, Floating Rate Note
   0.98%, 06/28/2004 (4)                        $  114,649   $    114,649
   1.08%, 03/29/2004 (4)                           114,672        114,672
   1.29%, 05/04/2004 (4)                           114,667        114,667
Sigma Finance Inc., Floating Rate Note
   1.13%, 10/15/2003 (4)                           229,333        229,333
White Pine Finance LLC, Floating Rate Note
   1.07%, 04/20/2004 (4)                           114,672        114,672
   1.14%, 05/17/2004 (4)                           137,607        137,607
                                                             ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,292,961)                                            13,292,961
                                                             ------------

REPURCHASE AGREEMENTS (0.31%)
Bank of America NA Repurchase
   Agreement, dated 06/30/2003, due
   07/01/2003, with an effective yield of
   1.30%. (4)                                      114,672        114,672
Merrill Lynch Government Securities
   Inc. Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with
   an effective yield of 1.38%. (4)                 45,869         45,869
                                                             ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $160,541)                                                  160,541
                                                             ------------
TOTAL INVESTMENTS IN SECURITIES (123.58%)
(Cost $63,087,040)                                             64,028,915

OTHER ASSETS, NET OF LIABILITIES (-23.58%)                    (12,218,334)
                                                             ------------
NET ASSETS (100.00%)                                         $ 51,810,581
                                                             ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
COMMON STOCKS (49.83%)

U.S. COMMON STOCKS (37.66%)

ADVERTISING (0.09%)
ADVO Inc. (1)                                      705   $ 31,302
Interpublic Group of Companies Inc.              2,673     35,765
Omnicom Group Inc.                                 956     68,545
                                                         --------
                                                          135,612
                                                         --------
AEROSPACE / DEFENSE (0.50%)
Boeing Co. (The)                                 4,178    143,389
Curtiss-Wright Corp.                               367     23,194
General Dynamics Corp.                           1,149     83,302
Goodrich (B.F.) Co.                              1,120     23,520
Lockheed Martin Corp.                            2,252    107,128
Northrop Grumman Corp.                             841     72,570
Raytheon Co.                                     2,129     69,916
Rockwell Collins Inc.                            1,478     36,403
United Technologies Corp.                        2,336    165,459
                                                         --------
                                                          724,881
                                                         --------
AGRICULTURE (0.01%)
Maui Land & Pineapple Co. Inc. (1)                 932     20,951
                                                         --------
AIRLINES (0.10%)
Alaska Air Group Inc. (1)                          216      4,633
AMR Corp. (1)                                    1,511     16,621
Continental Airlines Inc. Class B (1)            1,448     21,677
Delta Air Lines Inc.                               916     13,447
Northwest Airlines Corp. (1)                       645      7,282
Southwest Airlines Co.                           4,577     78,724
                                                         --------
                                                          142,384
                                                         --------
APPAREL (0.14%)
Jones Apparel Group Inc. (1)                       832     24,344
Liz Claiborne Inc.                               1,333     46,988
Nike Inc. Class B                                1,615     86,386
VF Corp.                                         1,141     38,760
                                                         --------
                                                          196,478
                                                         --------
AUTO MANUFACTURERS (0.23%)
CLARCOR Inc.                                       867     33,423
Dura Automotive Systems Inc. (1)                 1,200     11,772
Ford Motor Company                               9,807    107,779
General Motors Corp.                             2,907    104,652
Navistar International Corp. (1)                   643     20,981
PACCAR Inc.                                        805     54,386
                                                         --------
                                                          332,993
                                                         --------
AUTO PARTS & EQUIPMENT (0.10%)
Cooper Tire & Rubber Co.                         1,588     27,933
Dana Corp.                                       1,344     15,537
Delphi Corp.                                     3,260     28,134
Goodyear Tire & Rubber Co. (The)                 1,189      6,242
Modine Manufacturing Co.                         1,200   $ 23,244
Superior Industries International Inc.             598     24,937
Visteon Corp.                                    1,754     12,050
                                                         --------
                                                          138,077
                                                         --------
BANKS (3.12%)
AmSouth Bancorp                                  2,922     63,816
BancTrust Financial Group Inc.                     486      7,805
Bank of America Corp.                            7,645    604,184
Bank of New York Co. Inc. (The)                  3,866    111,147
Bank One Corp.                                   5,748    213,711
BankUnited Financial Corp. Class A (1)           1,399     28,190
Banner Corp.                                     1,280     26,227
BB&T Corp.                                       2,506     85,956
Cascade Bancorp                                    296      5,130
Century Bancorp Inc. Class A                        37      1,102
CFS Bancorp Inc.                                 2,765     38,986
Charter One Financial Inc.                       1,629     50,792
City Bank                                          843     22,812
Coastal Financial Corp.                            110      1,417
Comerica Inc.                                    1,161     53,986
Community Trust Bancorp Inc.                     1,525     39,863
Dime Community Bancshares                        1,802     45,861
Eastern Virginia Bankshares                        263      6,036
Farmers Capital Bank Corp.                          69      2,205
Fifth Third Bancorp                              2,612    149,772
First Citizens Banc Corp.                          224      5,813
First Community Bancshares Inc.                    340     11,937
First Republic Bank (1)                            702     18,673
First Sentinel Bancorp Inc.                      1,907     30,455
FirstFed Financial Corp. (1)                       324     11,434
Flagstar Bancorp Inc.                            1,939     47,409
FleetBoston Financial Corp.                      5,406    160,612
Gold Bancorp Inc.                                1,950     20,494
Golden West Financial Corp.                        818     65,448
Heartland Financial USA Inc.                        39      1,256
Huntington Bancshares Inc.                       3,191     62,288
Investors Financial Services Corp.                 946     27,443
KeyCorp                                          2,670     67,471
MAF Bancorp Inc.                                   986     36,551
Marshall & Ilsley Corp.                          1,685     51,527
Mellon Financial Corp.                           1,872     51,948
NASB Financial Inc.                                 47      1,363
National Bankshares Inc.                            38      1,503
National City Corp.                              3,303    108,041
NBT Bancorp Inc.                                 1,487     28,773
Northern States Financial Corp.                    239      6,862
Northern Trust Corp.                             1,174     49,061
Northwest Bancorp Inc.                           1,992     31,872
OceanFirst Financial Corp.                       1,618     39,528
Old Point Financial Corp.                          153      4,484
PNC Financial Services Group                     1,474     71,946

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
Regions Financial Corp.                          1,582   $   53,440
Republic Bancorp Inc.                            2,215       29,725
Republic Bancorp Inc. Class A                    1,314       19,487
Republic Bancshares Inc.                         1,372       34,314
Royal Bancshares of Pennsylvania Class A         1,845       39,391
SoundView Technology Group Inc. (1)              1,647       16,666
SouthTrust Corp.                                 2,445       66,504
State Street Corp.                               1,889       74,427
Sterling Bancorp (New York)                      1,209       33,719
Sterling Financial Corp. (Pennsylvania)          1,165       27,086
SunTrust Banks Inc.                              1,596       94,707
Synovus Financial Corp.                          2,317       49,815
Texas Regional Bancshares Inc. Class A             859       29,807
U.S. Bancorp                                    10,675      261,537
UMB Financial Corp.                                481       20,394
Umpqua Holdings Corp.                              362        6,874
United Community Financial Corp.                 1,950       18,018
United Security Bancshares Inc.                     22          994
USB Holding Co. Inc.                             1,585       28,134
Wachovia Corp.                                   6,809      272,088
Washington Mutual Inc.                           4,480      185,024
Wayne Bancorp Inc.                                 342       10,428
Wells Fargo & Company                            8,686      437,774
West Coast Bancorp                               2,656       48,339
Westamerica Bancorp                                671       28,907
Zions Bancorporation                               882       44,638
                                                         ----------
                                                          4,505,427
                                                         ----------
BEVERAGES (0.85%)
Anheuser-Busch Companies Inc.                    3,181      162,390
Brown-Forman Corp. Class B                         492       38,681
Coca-Cola Co. (The)                             11,877      551,212
Coca-Cola Enterprises Inc.                       3,105       56,356
National Beverage Corp. (1)                      2,077       28,870
Pepsi Bottling Group Inc.                        1,841       36,857
PepsiCo Inc.                                     7,964      354,398
                                                         ----------
                                                          1,228,764
                                                         ----------
BIOTECHNOLOGY (0.56%)
Acacia Research - CombiMatrix (1)                  676        1,636
Affymetrix Inc. (1)                                433        8,534
Amgen Inc. (1)                                   6,253      415,449
Applera Corp. - Celera Genomics Group (1)        1,539       15,882
Biogen Inc. (1)                                    810       30,780
Cambrex Corp.                                      147        3,384
Cephalon Inc. (1)                                  377       15,517
Chiron Corp. (1)                                 1,111       48,573
CryoLife Inc. (1)                                  197        2,039
Genentech Inc. (1)                               1,167       84,164
Genzyme Corp. - General Division (1)             1,248   $   52,166
Human Genome Sciences Inc. (1)                   1,081       13,750
IDEC Pharmaceuticals Corp. (1)                     723       24,582
Integra LifeSciences Holdings Corp. (1)            961       25,351
Invitrogen Corp. (1)                               224        8,595
Millennium Pharmaceuticals Inc. (1)              1,845       29,022
Nektar Therapeutics (1)                            327        3,018
Protein Design Labs Inc. (1)                       759       10,611
Regeneron Pharmaceuticals Inc. (1)                 313        4,930
TECHNE Corp. (1)                                   460       13,956
                                                         ----------
                                                            811,939
                                                         ----------
BUILDING MATERIALS (0.08%)
Masco Corp.                                      3,262       77,799
Mestek Inc. (1)                                     69        1,242
Vulcan Materials Co.                             1,042       38,627
                                                         ----------
                                                            117,668
                                                         ----------
CHEMICALS (0.57%)
Air Products & Chemicals Inc.                    1,369       56,950
Dow Chemical Co. (The)                           5,023      155,512
Du Pont (E.I.) de Nemours and Co.                5,404      225,023
Eastman Chemical Co.                               679       21,504
Engelhard Corp.                                  1,845       45,701
Great Lakes Chemical Corp.                       1,400       28,560
Hercules Inc. (1)                                1,923       19,038
Monsanto Co.                                     1,650       35,706
OM Group Inc.                                      705       10,385
PPG Industries Inc.                                972       49,319
Praxair Inc.                                       864       51,926
Rohm & Haas Co.                                  1,472       45,676
Sherwin-Williams Co. (The)                       1,504       40,428
Sigma-Aldrich Corp.                                717       38,847
                                                         ----------
                                                            824,575
                                                         ----------
COMMERCIAL SERVICES (0.69%)
Apollo Group Inc. Class A (1)                    1,217       75,162
Arbitron Inc. (1)                                  816       29,131
Bankrate Inc. (1)                                  632        7,660
Block (H & R) Inc.                                 849       36,719
Caremark Rx Inc. (1)                             1,443       37,056
CDI Corp. (1)                                    1,012       26,272
Cendant Corp. (1)                                6,002      109,957
Coinstar Inc. (1)                                  340        6,412
Concord EFS Inc. (1)                             2,980       43,866
Convergys Corp. (1)                              1,632       26,112
Corinthian Colleges Inc. (1)                       593       28,802
Cornell Companies Inc. (1)                       1,131       17,123
Corporate Executive Board Co. (The) (1)            675       27,358
Donnelley (R.R.) & Sons Co.                      1,779       46,503
Dun & Bradstreet Corp. (1)                         902       37,072

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Ecolab Inc.                                      1,974   $   50,534
Electro Rent Corp. (1)                           1,399       15,081
Equifax Inc.                                     1,388       36,088
First Consulting Group Inc. (1)                  1,093        5,104
GSI Commerce Inc. (1)                              179        1,196
Hudson Highland Group Inc. (1)                      97        1,844
Insurance Auto Auctions Inc. (1)                 1,490       18,714
InterActiveCorp (1)                                740       29,282
iPayment Holdings Inc. (1)                         102        2,435
ITT Educational Services Inc. (1)                  762       22,288
McKesson Corp.                                   1,827       65,297
Medical Staffing Network Holdings Inc. (1)         499        3,493
Midas Inc. (1)                                     439        5,321
Monster Worldwide Inc. (1)                       1,300       25,649
Moody's Corp.                                    1,041       54,871
Paychex Inc.                                     2,092       61,317
Petroleum Helicopters Inc. (1)                     461       14,545
SM&A (1)                                           482        5,447
Wackenhut Corrections Corp. (1)                  1,850       25,363
                                                         ----------
                                                            999,074
                                                         ----------
COMPUTERS (2.08%)
Advent Software Inc. (1)                           165        2,790
Affiliated Computer Services Inc. Class A (1)      707       32,331
Apple Computer Inc. (1)                          2,379       45,486
Black Box Corp.                                    500       18,100
Brocade Communications Systems Inc. (1)          2,500       14,725
CCC Information Services Group Inc. (1)            558        8,091
Cisco Systems Inc. (1)                          33,202      554,141
Computer Sciences Corp. (1)                      1,153       43,952
Datastream Systems Inc. (1)                        721        7,635
Dell Computer Corp. (1)                         12,265      391,989
Drexler Technology Corp. (1)                        82        1,271
DST Systems Inc. (1)                               972       36,936
Electronic Data Systems Corp.                    2,314       49,635
EMC Corp. (1)                                   12,393      129,755
Enterasys Networks Inc. (1)                      2,404        7,284
Extreme Networks Inc. (1)                        1,681        8,909
FactSet Research Systems Inc.                      668       29,425
Gateway Inc. (1)                                 1,301        4,749
Hewlett-Packard Co.                             15,748      335,432
International Business Machines Corp.            7,945      655,462
Internet Security Systems Inc. (1)                 413        5,984
Interwoven Inc. (1)                              4,893       10,862
Juniper Networks Inc. (1)                        2,261       27,969
Keynote Systems Inc. (1)                         1,490       15,615
Lexmark International Inc. (1)                     633       44,797
Manhattan Associates Inc. (1)                      363        9,427
Maxtor Corp. (1)                                 1,513   $   11,363
McDATA Corp. Class A (1)                         1,701       24,954
Mindspeed Technologies Inc. (1)                  2,029        5,477
NCR Corp. (1)                                      743       19,036
Network Appliance Inc. (1)                       2,331       37,786
Nuance Communications Inc. (1)                     527        2,846
Palm Inc. (1)                                    1,521       24,747
Pegasus Solutions Inc. (1)                       1,193       19,386
Planar Systems Inc. (1)                             49          958
Rainbow Technologies Inc. (1)                       42          353
Red Hat Inc. (1)                                 1,823       13,800
Safeguard Scientifics Inc. (1)                   3,696        9,979
SanDisk Corp. (1)                                  601       24,250
Sapient Corp. (1)                                5,542       15,351
ScanSource Inc. (1)                                 42        1,123
Seagate Technology Inc. (2)                      1,574           --
Storage Technology Corp. (1)                       373        9,601
Sun Microsystems Inc. (1)                       17,244       79,322
SunGard Data Systems Inc. (1)                    2,053       53,193
Synopsys Inc. (1)                                  572       35,378
Take-Two Interactive Software Inc. (1)             828       23,466
Turnstone Systems Inc. (1)                         424        1,064
Unisys Corp. (1)                                 1,931       23,713
VeriSign Inc. (1)                                  129        1,784
Veritas Software Corp. (1)                       2,350       67,374
Western Digital Corp. (1)                        1,464       15,079
                                                         ----------
                                                          3,014,135
                                                         ----------
COSMETICS / PERSONAL CARE (0.81%)
Alberto-Culver Co. Class B                         669       34,186
Avon Products Inc.                               1,228       76,382
Colgate-Palmolive Co.                            2,395      138,790
Estee Lauder Companies Inc. Class A                807       27,059
Gillette Co. (The)                               4,666      148,659
International Flavors & Fragrances Inc.          1,008       32,185
Kimberly-Clark Corp.                             2,381      124,145
Procter & Gamble Co.                             6,625      590,817
                                                         ----------
                                                          1,172,223
                                                         ----------
DISTRIBUTION / WHOLESALE (0.14%)
Advanced Energy Industries Inc. (1)                215        3,064
CDW Corp. (1)                                      557       25,511
Costco Wholesale Corp. (1)                       2,559       93,659
Genuine Parts Co.                                1,458       46,671
Grainger (W.W.) Inc.                               760       35,538
                                                         ----------
                                                            204,443
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES (3.16%)
American Express Co.                             5,867      245,299
American International Group Inc.               13,958      770,202
Bear Stearns Companies Inc. (The)                  618       44,756
Capital One Financial Corp.                      1,257       61,819

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Charter Municipal Mortgage Acceptance Co.        2,823   $   53,665
Citigroup Inc.                                  27,402    1,172,806
Citigroup Inc. Warrants
   (Expires 12/31/2050) (1)                        500          510
Countrywide Financial Corp.                        808       56,213
Digital Insight Corp. (1)                          997       18,993
DVI Inc. (1)                                       132          616
Fannie Mae                                       4,524      305,099
Federal Agricultural Mortgage Corp. (1)             45        1,006
Federated Investors Inc. Class B                   387       10,612
Financial Federal Corp. (1)                         57        1,391
Forrester Research Inc. (1)                      1,200       19,632
Franklin Resources Inc.                          1,651       64,505
Freddie Mac                                      3,552      180,335
Goldman Sachs Group Inc. (The)                   2,441      204,434
Investment Technology Group Inc. (1)               168        3,125
Janus Capital Group Inc.                         2,282       37,425
Jeffries Group Inc.                                805       40,081
JP Morgan Chase & Co.                           10,054      343,646
Lehman Brothers Holdings Inc.                    1,257       83,565
MBNA Corp.                                       6,933      144,484
Merrill Lynch & Co. Inc.                         4,521      211,040
Morgan Stanley                                   5,624      240,426
Providian Financial Corp. (1)                    1,066        9,871
Schwab (Charles) Corp. (The)                     7,658       77,269
Seacoast Financial Services Corp.                1,937       38,353
SLM Corp.                                        2,211       86,605
T. Rowe Price Group Inc.                         1,244       46,961
                                                         ----------
                                                          4,574,744
                                                         ----------
ELECTRIC (1.03%)
AES Corp. (The) (1)                              3,144       19,964
Allegheny Energy Inc.                            2,098       17,728
Ameren Corp.                                       947       41,763
American Electric Power Co. Inc.                 1,425       42,508
Avista Corp.                                       950       13,442
Black Hills Corp.                                1,259       38,651
Calpine Corp. (1)                                1,148        7,577
CenterPoint Energy Inc.                          3,123       25,452
CH Energy Group Inc.                               945       42,525
Cinergy Corp.                                    1,322       48,636
CMS Energy Corp.                                 2,109       17,083
Consolidated Edison Inc.                         1,138       49,253
Constellation Energy Group Inc.                  1,397       47,917
Dominion Resources Inc.                          1,472       94,605
DTE Energy Co.                                   1,089       42,079
Duke Energy Corp.                                4,752       94,802
Edison International (1)                         1,500       24,645
Entergy Corp.                                    1,402       73,998
Exelon Corp.                                     1,853      110,828
FirstEnergy Corp.                                1,760       67,672
FPL Group Inc.                                   1,004   $   67,117
NiSource Inc.                                    1,981       37,639
PG&E Corp. (1)                                   2,250       47,588
Pinnacle West Capital Corp.                        768       28,762
PNM Resources Inc.                                 887       23,727
PPL Corp.                                        1,309       56,287
Progress Energy Inc.                             1,216       53,382
Public Service Enterprise Group Inc.               953       40,264
Southern Company                                 4,238      132,056
Texas Genco Holdings Inc.                          156        3,627
TXU Corp.                                        1,471       33,024
Xcel Energy Inc.                                 2,850       42,864
                                                         ----------
                                                          1,487,465
                                                         ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.04%)
American Power Conversion Corp. (1)              1,882       29,340
Molex Inc.                                       1,290       34,817
                                                         ----------
                                                             64,157
                                                         ----------
ELECTRONICS (0.42%)
Agilent Technologies Inc. (1)                    2,745       53,665
Applera Corp. - Applied Biosystems Group         1,727       32,865
ATMI Inc. (1)                                      323        8,065
Cymer Inc. (1)                                     340       10,730
DuPont Photomasks Inc. (1)                         220        4,143
Electro Scientific Industries Inc. (1)             362        5,488
Energy Conversion Devices Inc. (1)                 897        8,163
Exar Corp. (1)                                     383        6,063
Fairchild Semiconductor International
   Inc. Class A (1)                                427        5,461
General Cable Corp.                                851        4,595
Hutchinson Technology Inc. (1)                     584       19,208
II-VI Inc. (1)                                   1,136       26,219
InVision Technologies Inc. (1)                     500       12,425
Jabil Circuit Inc. (1)                           1,714       37,879
Johnson Controls Inc.                              546       46,738
Keithley Instruments Inc.                          863       12,470
Parker Hannifin Corp.                              813       34,138
PerkinElmer Inc.                                 1,596       22,041
Photon Dynamics Inc. (1)                           557       15,390
Photronics Inc. (1)                                944       16,473
Power Integrations Inc. (1)                        324        7,880
Sanmina-SCI Corp. (1)                            2,897       18,280
Solectron Corp. (1)                              4,651       17,395
Symbol Technologies Inc.                         2,463       32,044
Tektronix Inc. (1)                               1,223       26,417
Thermo Electron Corp. (1)                        1,699       35,713
Trimble Navigation Ltd. (1)                        915       20,981
Triumph Group Inc. (1)                             510       14,367
Valence Technology Inc. (1)                      1,983        5,929
Waters Corp. (1)                                 1,000       29,130

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Woodward Governor Co.                              406   $   17,458
Zoran Corp. (1)                                    313        6,013
                                                         ----------
                                                            613,826
                                                         ----------
ENERGY & RELATED (0.01%)
Headwaters Inc. (1)                              1,150       16,894
                                                         ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                      1,029       34,616
                                                         ----------
ENTERTAINMENT (0.11%)
Alliance Gaming Corp. (1)                        1,516       28,668
Churchill Downs Inc.                               551       21,109
Expedia Inc. (1)                                   333       25,435
International Game Technology Inc. (1)             476       48,709
Macrovision Corp. (1)                              475        9,462
Martha Stewart Living Omnimedia Inc.
   Class A (1)                                     454        4,263
Steinway Musical Instruments Inc. (1)            1,063       16,370
                                                         ----------
                                                            154,016
                                                         ----------
ENVIRONMENTAL CONTROL (0.07%)
Allied Waste Industries Inc. (1)                 1,483       14,904
Waste Connections Inc. (1)                         559       19,593
Waste Management Inc.                            2,704       65,139
                                                         ----------
                                                             99,636
                                                         ----------
FOOD (0.74%)
Albertson's Inc.                                 2,203       42,298
Archer-Daniels-Midland Co.                       3,612       46,486
Campbell Soup Co.                                2,136       52,332
ConAgra Foods Inc.                               3,297       77,809
Del Monte Foods Co. (1)                            767        6,780
General Mills Inc.                               1,624       76,994
Great Atlantic & Pacific Tea Co. (1)               438        3,854
Heinz (H.J.) Co.                                 1,649       54,384
Hershey Foods Corp.                                628       43,746
IHOP Corp.                                       1,233       38,926
J&J Snack Foods Corp. (1)                          737       23,311
Kellogg Co.                                      2,062       70,871
Kroger Co. (1)                                   4,265       71,140
Nash Finch Co.                                     726       12,088
P.F. Chang's China Bistro Inc. (1)                 782       38,482
Safeway Inc. (1)                                 2,290       46,853
Sanderson Farms Inc.                             1,313       36,895
Sara Lee Corp.                                   3,823       71,911
SUPERVALU Inc.                                   1,524       32,492
Sysco Corp.                                      3,479      104,509
Tootsie Roll Industries Inc.                       689       21,008
Winn-Dixie Stores Inc.                           1,891       23,278
Wrigley (William Jr.) Co.                        1,230       69,163
                                                         ----------
                                                          1,065,610
                                                         ----------
FOREST PRODUCTS & PAPER (0.20%)
Georgia-Pacific Corp.                            2,012   $   38,127
International Paper Co.                          2,712       96,900
Louisiana-Pacific Corp. (1)                      2,104       22,807
MeadWestvaco Corp.                               1,967       48,585
Weyerhaeuser Co.                                 1,420       76,680
                                                         ----------
                                                            283,099
                                                         ----------
GAS (0.08%)
Peoples Energy Corp.                             1,052       45,120
Sempra Energy                                    1,459       41,625
Southwestern Energy Co. (1)                      2,100       31,521
                                                         ----------
                                                            118,266
                                                         ----------
HAND / MACHINE TOOLS (0.15%)
Baldor Electric Co.                                908       18,705
Black & Decker Corp.                               636       27,634
Emerson Electric Co.                             1,995      101,945
Kennametal Inc.                                    876       29,644
SPX Corp. (1)                                      296       13,042
Stanley Works (The)                                756       20,866
                                                         ----------
                                                            211,836
                                                         ----------
HEALTH CARE (1.81%)
Aetna Inc.                                         843       50,749
Anthem Inc. (1)                                  1,322      101,992
Bausch & Lomb Inc.                                 670       25,125
Baxter International Inc.                        2,804       72,904
Becton, Dickinson & Co.                          1,872       72,727
Biomet Inc.                                      1,863       53,394
Boston Scientific Corp. (1)                      2,242      136,986
Cerner Corp. (1)                                   418        9,593
Cerus Corp. (1)                                    291        2,191
Cobalt Corp. (1)                                 1,475       30,311
Enzon Pharmaceuticals Inc. (1)                     347        4,344
Express Scripts Inc. (1)                           484       33,067
Guidant Corp.                                    1,548       68,716
HCA Inc.                                         3,243      103,906
Invacare Corp.                                     992       32,736
Johnson & Johnson                               15,237      787,753
Laboratory Corp. of America Holdings (1)           900       27,135
Medtronic Inc.                                   6,011      288,348
Micro Therapeutics Inc. (1)                      1,072        4,545
Oxford Health Plans Inc. (1)                     1,062       44,636
Quest Diagnostics Inc. (1)                         944       60,227
ResMed Inc. (1)                                    641       25,127
Respironics Inc. (1)                               744       27,915
St. Jude Medical Inc. (1)                        1,070       61,525
Stryker Corp.                                    1,129       78,319
Tenet Healthcare Corp. (1)                       3,150       36,698
Triad Hospitals Inc. (1)                         1,116       27,699
UnitedHealth Group Inc.                          3,354      168,539

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Vital Images Inc. (1)                              664   $   12,271
WellPoint Health Networks Inc. (1)               1,202      101,329
Zimmer Holdings Inc. (1)                         1,387       62,484
                                                         ----------
                                                          2,613,291
                                                         ----------
HOME BUILDERS (0.05%)
Centex Corp.                                       462       35,939
Champion Enterprises Inc. (1)                      627        3,248
Standard-Pacific Corp.                           1,012       33,558
                                                         ----------
                                                             72,745
                                                         ----------
HOME FURNISHINGS (0.09%)
Leggett & Platt Inc.                             2,306       47,273
Libbey Inc.                                        769       17,456
Maytag Corp.                                       831       20,293
Oneida Ltd.                                        242        1,634
Whirlpool Corp.                                    610       38,857
                                                         ----------
                                                            125,513
                                                         ----------
HOUSEHOLD PRODUCTS / WARES (0.13%)
Avery Dennison Corp.                               753       37,801
Clorox Co.                                       1,211       51,649
Fortune Brands Inc.                              1,017       53,087
Newell Rubbermaid Inc.                           1,604       44,912
                                                         ----------
                                                            187,449
                                                         ----------
INSURANCE (1.12%)
ACE Ltd.                                         1,644       56,373
AFLAC Inc.                                       3,152       96,924
Allmerica Financial Corp. (1)                      271        4,875
Allstate Corp. (The)                             3,698      131,834
Ambac Financial Group Inc.                         652       43,195
AON Corp.                                        1,805       43,464
Chubb Corp.                                        734       44,040
CIGNA Corp.                                        703       32,999
Cincinnati Financial Corp.                       1,354       50,220
Hancock (John) Financial Services Inc.           1,851       56,881
Hartford Financial Services Group Inc.           1,254       63,151
Hilb, Rogal & Hamilton Co.                         684       23,283
Jefferson-Pilot Corp.                              999       41,419
Kansas City Life Insurance Co.                     295       12,638
Lincoln National Corp.                             948       33,777
Loews Corp.                                      1,038       49,087
Marsh & McLennan Companies Inc.                  2,383      121,700
MBIA Inc.                                          761       37,099
MetLife Inc.                                     3,756      106,370
MGIC Investment Corp.                              574       26,771
PICO Holdings Inc. (1)                           1,017       13,221
Principal Financial Group Inc.                   2,317       74,723
ProAssurance Corp. (1)                             722       19,487
Progressive Corp. (The)                          1,110       81,141
Prudential Financial Inc.                        3,044   $  102,431
SAFECO Corp.                                     1,091       38,490
St. Paul Companies Inc.                          1,091       39,832
Travelers Property Casualty Corp. Class B        5,381       84,858
UNUMProvident Corp.                              1,961       26,297
XL Capital Ltd. Class A                            762       63,246
                                                         ----------
                                                          1,619,826
                                                         ----------
IRON / STEEL (0.04%)
Allegheny Technologies Inc.                      3,391       22,381
Carpenter Technology Corp.                         150        2,340
Cleveland-Cliffs Inc. (1)                          454        8,104
Nucor Corp.                                        157        7,669
United States Steel Corp.                        1,278       20,921
                                                         ----------
                                                             61,415
                                                         ----------
LEISURE TIME (0.07%)
Brunswick Corp.                                    875       21,893
Harley-Davidson Inc.                             1,437       57,279
Nautilus Group Inc. (The)                          133        1,649
Sabre Holdings Corp.                             1,005       24,773
                                                         ----------
                                                            105,594
                                                         ----------
LODGING (0.11%)
Harrah's Entertainment Inc. (1)                    838       33,721
Hilton Hotels Corp.                              3,594       45,967
Marriott International Inc. Class A              1,428       54,864
Starwood Hotels & Resorts Worldwide Inc.           781       22,329
                                                         ----------
                                                            156,881
                                                         ----------
MACHINERY (0.28%)
Caterpillar Inc.                                 1,715       95,457
Cummins Inc.                                       589       21,139
Deere & Co.                                      1,344       61,421
Dover Corp.                                      1,399       41,914
Flowserve Corp. (1)                                555       10,917
Gardner Denver Inc. (1)                            235        4,808
Ingersoll-Rand Co. Class A                       1,223       57,872
Manitowoc Co. Inc. (The)                           381        8,496
NACCO Industries Inc.                              287       16,916
Robbins & Myers Inc.                               588       10,878
Rockwell Automation Inc.                         1,923       45,844
Terex Corp. (1)                                  1,198       23,385
                                                         ----------
                                                            399,047
                                                         ----------
MANUFACTURERS (1.65%)
Cooper Industries Ltd.                             580       23,954
Danaher Corp.                                      878       59,748
Eastman Kodak Co.                                1,654       45,237

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

MANUFACTURERS (Cont.)
Eaton Corp.                                        497   $   39,069
FMC Corp. (1)                                      642       14,528
General Electric Co.                            50,363    1,444,411
Honeywell International Inc.                     4,403      118,221
Illinois Tool Works Inc.                         1,517       99,894
ITT Industries Inc.                                667       43,662
Pall Corp.                                       1,949       43,853
Textron Inc.                                       910       35,508
3M Co.                                           1,781      229,713
Tyco International Ltd.                         10,103      191,755
                                                         ----------
                                                          2,389,553
                                                         ----------
MANUFACTURING (0.02%)
Kaydon Corp.                                     1,109       23,067
                                                         ----------
MEDIA (1.63%)
Acacia Research Corp. - Acacia
   Technologies Group (1)                        1,212        1,467
AOL Time Warner Inc. (1)                        23,326      375,315
Banta Corp.                                      1,196       38,715
Clear Channel Communications Inc. (1)            3,252      137,852
Comcast Corp. Class A (1)                       19,105      576,589
Gannett Co. Inc.                                 1,633      125,431
Insight Communications Co. Inc. (1)              1,400       18,452
Knight Ridder Inc.                                 838       57,763
Liberty Media Corp. Class A (1)                  4,926       56,945
Lin TV Corp. Class A (1)                           700       16,485
LodgeNet Entertainment Corp. (1)                   851        9,318
McGraw-Hill Companies Inc. (The)                 1,187       73,594
Meredith Corp.                                     953       41,932
New York Times Co. Class A                         768       34,944
Pegasus Communications Corp. (1)                   134        3,964
Spanish Broadcasting System Inc. Class A (1)     1,399       11,402
Tribune Co.                                      2,116      102,203
Univision Communications Inc. Class A (1)        1,352       41,101
Viacom Inc. Class B (1)                          9,305      406,256
Walt Disney Co. (The)                           10,597      209,291
Young Broadcasting Inc. Class A (1)              1,100       23,243
                                                         ----------
                                                          2,362,262
                                                         ----------
MINING (0.18%)
Alcoa Inc.                                       5,091      129,821
Brush Engineered Materials Inc. (1)                308        2,572
Newmont Mining Corp.                             2,725       88,454
Phelps Dodge Corp. (1)                             750       28,755
Stillwater Mining Co. (1)                        2,100       10,794
                                                         ----------
                                                            260,396
                                                         ----------
OFFICE / BUSINESS EQUIPMENT (0.11%)
Global Imaging Systems Inc. (1)                    666   $   15,425
HON Industries Inc.                              1,139       34,740
Pitney Bowes Inc.                                1,478       56,770
Xerox Corp. (1)                                  4,803       50,864
                                                         ----------
                                                            157,799
                                                         ----------
OIL & GAS PRODUCERS (1.88%)
Amerada Hess Corp.                                 434       21,344
Anadarko Petroleum Corp.                         1,371       60,968
Apache Corp.                                       996       64,800
Atwood Oceanics Inc. (1)                           494       13,412
Burlington Resources Inc.                        1,200       64,884
Cabot Oil & Gas Corp.                            1,059       29,239
ChevronTexaco Corp.                              5,266      380,205
ConocoPhillips                                   3,099      169,825
Devon Energy Corp.                                 984       52,546
EOG Resources Inc.                                 984       41,171
Evergreen Resources Inc. (1)                       196       10,645
Exxon Mobil Corp.                               36,065    1,295,094
Forest Oil Corp. (1)                               791       19,870
Hanover Compressor Co. (1)                       1,200       13,560
Kerr-McGee Corp.                                   519       23,251
Kinder Morgan Inc.                                 843       46,070
Marathon Oil Corp.                               1,865       49,143
Nabors Industries Ltd. (1)                         971       38,403
Noble Corp. (1)                                    871       29,875
Nuevo Energy Co. (1)                             1,000       17,450
Occidental Petroleum Corp.                       2,313       77,601
Penn Virginia Corp.                                374       16,082
Plains Exploration & Production Co. (1)            214        2,313
Remington Oil & Gas Corp. (1)                      998       18,343
Rowan Companies Inc. (1)                         1,475       33,040
SEACOR SMIT Inc. (1)                               548       19,997
Spinnaker Exploration Co. (1)                      438       11,476
Stone Energy Corp. (1)                             398       16,684
Transocean Inc. (1)                              1,748       38,404
Unocal Corp.                                     1,600       45,904
                                                         ----------
                                                          2,721,599
                                                         ----------
OIL & GAS SERVICES (0.25%)
Baker Hughes Inc.                                1,806       60,627
CARBO Ceramics Inc.                                371       13,820
FMC Technologies Inc. (1)                        1,215       25,576
Halliburton Co.                                  2,703       62,169
Schlumberger Ltd.                                2,580      122,731
Smith International Inc. (1)                     1,256       46,145
Veritas DGC Inc. (1)                             2,400       27,600
                                                         ----------
                                                            358,668
                                                         ----------
PACKAGING & CONTAINERS (0.03%)
Crown Holdings Inc. (1)                          1,886       13,466

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

PACKAGING & CONTAINERS (Cont.)
Sealed Air Corp. (1)                               563   $   26,833
                                                         ----------
                                                             40,299
                                                         ----------
PHARMACEUTICALS (2.93%)
Abbott Laboratories                              7,171      313,803
Abgenix Inc. (1)                                 2,206       23,141
Advanced Medical Optics Inc. (1)                   827       14,100
Allergan Inc.                                      757       58,365
AmerisourceBergen Corp.                            724       50,209
Amylin Pharmaceuticals Inc. (1)                    638       13,966
Andrx Group (1)                                    399        7,940
Aphton Corp. (1)                                   127        1,046
Bristol-Myers Squibb Co.                         8,659      235,092
Cardinal Health Inc.                             2,056      132,201
Celgene Corp. (1)                                  961       29,214
Columbia Laboratories Inc. (1)                   1,356       15,255
CV Therapeutics Inc. (1)                           368       10,915
Discovery Laboratories Inc. (1)                    942        6,048
Forest Laboratories Inc. (1)                     1,792       98,112
Geron Corp. (1)                                  1,178        8,670
Gilead Sciences Inc. (1)                         1,081       60,082
ICN Pharmaceuticals Inc.                           359        6,017
ImClone Systems Inc. (1)                           506       16,000
InterMune Inc. (1)                                 245        3,947
IVAX Corp. (1)                                     962       17,172
King Pharmaceuticals Inc. (1)                    1,753       25,874
Lilly (Eli) & Co.                                5,251      362,161
Medarex Inc. (1)                                 1,566       10,320
MedImmune Inc. (1)                               1,304       47,426
Merck & Co. Inc.                                11,317      685,244
MGI Pharma Inc. (1)                              1,024       26,245
Mylan Laboratories Inc.                          1,011       35,152
Neurocrine Biosciences Inc. (1)                    457       22,823
NPS Pharmaceuticals Inc. (1)                       324        7,886
OSI Pharmaceuticals Inc. (1)                       427       13,754
Penwest Pharmaceuticals Co. (1)                  1,366       33,289
Pfizer Inc.                                     40,380    1,378,977
Schering-Plough Corp.                            6,395      118,947
Sepracor Inc. (1)                                  925       16,678
SICOR Inc. (1)                                     512       10,414
Watson Pharmaceuticals Inc. (1)                    870       35,122
Wyeth                                            6,334      288,514
                                                         ----------
                                                          4,240,121
                                                         ----------
PIPELINES (0.04%)
Dynegy Inc. Class A                              1,135        4,767
El Paso Corp.                                    3,735       30,179
Williams Companies Inc.                          3,009       23,771
                                                         ----------
                                                             58,717
                                                         ----------
REAL ESTATE (0.02%)
LNR Property Corp.                                 660       24,684
                                                         ----------
REAL ESTATE INVESTMENT TRUSTS (0.38%)
Alexandria Real Estate Equities Inc.             1,393   $   62,685
Capital Automotive                                 215        6,018
Capstead Mortgage Corp.                            925       10,425
Chelsea Property Group Inc.                      2,156       86,908
Correctional Properties Trust                    2,808       78,624
Crown American Realty Trust                      4,734       50,843
Equity Office Properties Trust                   1,963       53,021
Friedman, Billings, Ramsey Group, Inc.
   Class A                                       1,178       15,785
Koger Equity Inc.                                3,927       67,662
Mid-America Apartment Communities Inc.           1,750       47,268
Parkway Properties Inc.                            953       40,074
Winston Hotels Inc.                              4,230       34,559
                                                         ----------
                                                            553,872
                                                         ----------
RETAIL (2.72%)
Abercrombie & Fitch Co. Class A (1)                778       22,103
Amazon.com Inc. (1)                              1,443       52,655
AutoZone Inc. (1)                                  604       45,886
Bed Bath & Beyond Inc. (1)                       1,772       68,771
Best Buy Co. Inc. (1)                            1,675       73,566
BJ's Wholesale Club Inc. (1)                     1,236       18,614
CarMax Inc. (1)                                    634       19,115
Cato Corp. Class A                                 890       18,761
Charming Shoppes Inc. (1)                        2,916       14,493
Christopher & Banks Corp. (1)                       55        2,034
Circuit City Stores Inc.                         2,021       17,785
Coach Inc. (1)                                     549       27,307
CVS Corp.                                        2,442       68,449
Darden Restaurants Inc.                          1,531       29,058
Deb Shops Inc.                                     805       15,134
Dillards Inc. Class A                              675        9,092
Dollar General Corp.                             2,203       40,227
Dollar Tree Stores Inc. (1)                      1,104       35,030
Duane Reade Inc. (1)                               482        7,110
eBay Inc. (1)                                    1,473      153,457
Family Dollar Stores Inc.                        1,109       42,308
Federated Department Stores Inc.                 1,128       41,567
Footstar Inc. (1)                                1,129       14,677
Fred's Inc.                                        762       28,331
Gap Inc. (The)                                   4,517       84,739
Guitar Center Inc. (1)                             832       24,128
Home Depot Inc.                                 12,686      420,160
Kohls Corp. (1)                                  1,463       75,169
Limited Brands Inc.                              3,187       49,399
Linens 'N Things Inc. (1)                          888       20,966
Lithia Motors Inc. Class A (1)                     257        4,156
Longs Drug Stores Corp.                            119        1,975
Lowe's Companies Inc.                            3,523      151,313
May Department Stores Co. (The)                  1,624       36,150
McDonald's Corp.                                 6,796      149,920

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Men's Wearhouse Inc. (The) (1)                   1,023   $   22,353
Michaels Stores Inc. (1)                           688       26,185
Nordstrom Inc.                                   1,444       28,187
Office Depot Inc. (1)                            2,674       38,800
Outback Steakhouse Inc.                            727       28,353
Payless ShoeSource Inc. (1)                      1,164       14,550
Penney (J.C.) Co. Inc. (Holding Co.)             1,407       23,708
Priceline.com Inc. (1)                             221        4,956
RadioShack Corp.                                 1,264       33,256
Sears, Roebuck and Co.                           1,877       63,142
Sonic Automotive Inc. (1)                          248        5,434
Sports Resorts International Inc. (1)            1,057        5,137
Staples Inc. (1)                                 2,933       53,821
Starbucks Corp. (1)                              2,337       57,303
Target Corp.                                     3,920      148,333
Tiffany & Co.                                    1,187       38,791
TJX Companies Inc.                               3,014       56,784
Toys R Us Inc. (1)                               1,570       19,028
Tweeter Home Entertainment Group Inc. (1)        1,227       10,650
Walgreen Co.                                     4,980      149,898
Wal-Mart Stores Inc.                            21,274    1,141,776
Wendy's International Inc.                       1,052       30,476
Whitehall Jewellers Inc. (1)                       511        4,635
Yum! Brands Inc. (1)                             1,721       50,873
                                                         ----------
                                                          3,940,034
                                                         ----------
SEMICONDUCTORS (1.21%)
Advanced Micro Devices Inc. (1)                  2,927       18,762
Agere Systems Inc. Class B (1)                  13,168       30,286
Altera Corp. (1)                                 2,119       34,752
Analog Devices Inc. (1)                          1,661       57,836
Applied Materials Inc. (1)                       7,156      113,494
Applied Micro Circuits Corp. (1)                 1,587        9,601
Atmel Corp. (1)                                  2,729        6,904
Broadcom Corp. Class A (1)                       1,764       43,941
Brooks Automation Inc. (1)                         772        8,754
Conexant Systems Inc. (1)                        6,086       24,953
Credence Systems Corp. (1)                       1,690       14,314
Cree Inc. (1)                                    1,164       18,950
GlobeSpanVirata Inc. (1)                           883        7,285
Integrated Circuit Systems Inc. (1)                572       17,978
Integrated Device Technology Inc. (1)            1,040       11,492
Intel Corp.                                     31,160      647,629
International Rectifier Corp. (1)                  432       11,586
Intersil Corp. Class A (1)                         392       10,431
KLA-Tencor Corp. (1)                             1,033       48,024
Lam Research Corp. (1)                             727       13,239
Lattice Semiconductor Corp. (1)                    168        1,383
Linear Technology Corp.                          1,357       43,709
LSI Logic Corp. (1)                              2,669       18,897
Maxim Integrated Products Inc.                   1,583       54,123
Microchip Technology Inc.                        1,250    $  30,788
Micron Technology Inc. (1)                       3,677       42,764
Mykrolis Corp. (1)                               1,254       12,728
National Semiconductor Corp. (1)                 1,236       24,374
Novellus Systems Inc. (1)                          944       34,570
NVIDIA Corp. (1)                                 1,121       25,794
ON Semiconductor Corp. (1)                       7,536       20,347
QLogic Corp. (1)                                   615       29,723
Rambus Inc. (1)                                    854       14,151
Silicon Laboratories Inc. (1)                      325        8,658
Skyworks Solutions Inc. (1)                        644        4,360
Teradyne Inc. (1)                                1,579       27,332
Texas Instruments Inc.                           9,073      159,685
TriQuint Semiconductor Inc. (1)                  1,500        6,240
Vitesse Semiconductor Corp. (1)                  1,114        5,481
Xilinx Inc. (1)                                  1,595       40,369
                                                         ----------
                                                          1,755,687
                                                         ----------
SOFTWARE (1.91%)
Adobe Systems Inc.                               1,295       41,531
Akamai Technologies Inc. (1)                     2,269       10,846
Ariba Inc. (1)                                     593        1,761
Automatic Data Processing Inc.                   2,904       98,329
BEA Systems Inc. (1)                             2,610       28,345
BMC Software Inc. (1)                            1,768       28,871
Borland Software Corp. (1)                         657        6,419
Cadence Design Systems Inc. (1)                  1,943       23,433
Certegy Inc. (1)                                   887       24,614
CheckFree Corp. (1)                                390       10,858
Citrix Systems Inc. (1)                          1,283       26,122
Computer Associates International Inc.           3,370       75,084
Compuware Corp. (1)                              3,070       17,714
EarthLink Inc. (1)                                 565        4,458
Edwards (J.D.) & Co. (1)                           791       11,335
Electronic Arts Inc. (1)                           707       52,311
eUniverse Inc. (1)(2)                            4,525       16,381
First Data Corp.                                 3,632      150,510
Fiserv Inc. (1)                                  1,321       47,041
IMPAC Medical Systems Inc. (1)                     134        2,798
IMS Health Inc.                                  1,893       34,055
Inter-Tel Inc.                                     788       16,721
Intuit Inc. (1)                                  1,159       51,610
Macromedia Inc. (1)                                 69        1,452
Mercury Interactive Corp. (1)                      625       24,131
Microsoft Corp.                                 51,255    1,312,641
NetIQ Corp. (1)                                    489        7,560
Network Associates Inc. (1)                      1,298       16,459
NIC Inc. (1)                                     3,561       10,398
Novell Inc. (1)                                  2,488        7,663
Oracle Corp. (1)                                25,356      304,779
Overture Services Inc. (1)                         468        8,485
PeopleSoft Inc. (1)                              1,918       33,738

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Per-Se Technologies Inc. (1)                     1,424   $   15,992
Pinnacle Systems Inc. (1)                        1,321       14,135
Roxio Inc. (1)                                     286        1,913
SAFLINK Corp. (1)                                  218        1,382
Siebel Systems Inc. (1)                          3,336       31,825
Symantec Corp. (1)                                 860       37,720
Total System Services Inc.                       1,319       29,414
Vignette Corp. (1)                               4,086        8,499
Vitria Technology Inc. (1)                         365        2,066
Websense Inc. (1)                                  357        5,591
Yahoo! Inc. (1)                                  3,018       98,870
                                                         ----------
                                                          2,755,860
                                                         ----------
TELECOMMUNICATION EQUIPMENT (0.33%)
ADC Telecommunications Inc. (1)                  3,613        8,411
Andrew Corp. (1)                                   238        2,190
Avaya Inc. (1)                                   1,902       12,287
CIENA Corp. (1)                                  1,924        9,986
Comverse Technology Inc. (1)                     1,999       30,045
JDS Uniphase Corp. (1)                           7,247       25,437
Lucent Technologies Inc. (1)                    20,763       42,149
Motorola Inc.                                   12,856      121,232
QUALCOMM Inc.                                    3,538      126,484
RF Micro Devices Inc. (1)                        1,806       10,872
Scientific-Atlanta Inc.                          1,456       34,711
Sonus Networks Inc. (1)                          3,491       17,560
Tellabs Inc. (1)                                 2,800       18,396
Terayon Communication Systems Inc. (1)           4,426       12,083
Tollgrade Communications Inc. (1)                  600       11,190
                                                         ----------
                                                            483,033
                                                         ----------
TELECOMMUNICATIONS (0.74%)
Aether Systems Inc. (1)                          1,136        5,566
AT&T Wireless Services Inc. (1)                 15,571      127,838
Avocent Corp. (1)                                  802       24,004
C-COR.net Corp. (1)                              1,187        5,816
Charter Communications Inc. Class A (1)          7,316       29,045
Corning Inc. (1)                                 5,061       37,401
Dobson Communications Corp. Class A (1)          1,627        8,574
EchoStar Communications Corp. (1)                1,681       58,196
Emulex Corp. (1)                                   513       11,681
InterDigital Communications Corp. (1)              735       17,177
Intrado Inc. (1)                                 1,249       19,722
MRV Communications Inc. (1)                      4,770        9,588
Nextel Communications Inc. Class A (1)           4,967       89,803
Price Communications Corp. (1)                     822       10,612
Qwest Communications International Inc. (1)      8,919   $   42,633
Sprint Corp. (PCS Group) (1)                     5,571       32,033
United Online Inc. (1)                             379        9,604
Verizon Communications Inc.                     13,205      520,937
WebEx Communications Inc. (1)                      319        4,450
Western Wireless Corp. Class A (1)                 400        4,612
                                                         ----------
                                                          1,069,292
                                                         ----------
TELEPHONE (0.70%)
Alltel Corp.                                     1,992       96,054
AT&T Corp.                                       4,008       77,154
BellSouth Corp.                                 10,213      271,972
CenturyTel Inc.                                  1,090       37,987
SBC Communications Inc.                         17,904      457,447
Sprint Corp. (FON Group)                         5,218       75,139
Telephone & Data Systems Inc.                       55        2,734
                                                         ----------
                                                          1,018,487
                                                         ----------
TEXTILES (0.08%)
Cintas Corp.                                     1,170       41,465
G&K Services Inc. Class A                        1,121       33,182
UniFirst Corp.                                   1,540       33,726
                                                         ----------
                                                            108,373
                                                         ----------
TOBACCO (0.35%)
Altria Group Inc.                                9,752      443,131
R.J. Reynolds Tobacco Holdings Inc.                701       26,084
UST Inc.                                         1,189       41,651
                                                         ----------
                                                            510,866
                                                         ----------
TOYS / GAMES / HOBBIES (0.06%)
Action Performance Companies Inc.                  401        7,619
Hasbro Inc.                                      2,108       36,869
Mattel Inc.                                      2,458       46,505
                                                         ----------
                                                             90,993
                                                         ----------
TRANSPORTATION (0.59%)
Arkansas Best Corp.                                967       23,005
Burlington Northern Santa Fe Corp.               2,083       59,241
CSX Corp.                                        1,004       30,210
Dollar Thrifty Automotive Group Inc. (1)         1,000       18,550
EGL Inc. (1)                                     1,600       24,320
FedEx Corp.                                      1,646      102,101
Hunt (J.B.) Transport Services Inc. (1)            917       34,617
Kansas City Southern Industries Inc. (1)         2,135       25,684
Norfolk Southern Corp.                           2,455       47,136
Overseas Shipholding Group Inc.                  1,258       27,689
SCS Transportation Inc. (1)                        850       10,736
Union Pacific Corp.                              1,098       63,706

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
U.S. COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
United Parcel Service Inc. Class B               5,435   $   346,210
USF Corp.                                          896        24,165
Yellow Corp. (1)                                   950        21,993
                                                         -----------
                                                             859,363
                                                         -----------
TRUCKING & LEASING (0.02%)
GATX Corp.                                         473         7,734
Interpool Inc.                                   1,031        16,929
                                                         -----------
                                                              24,663
                                                         -----------
WATER (0.03%)
Middlesex Water Co.                              1,807        44,524
                                                         -----------
TOTAL U.S. COMMON STOCKS
(Cost: $54,065,903)                                       54,487,762
                                                         -----------

INTERNATIONAL COMMON STOCKS (12.17%)

AUSTRALIA (0.51%)
Broken Hill Proprietary Co. Ltd.                12,217        70,790
Coles Myer Ltd. ADR                              2,154        80,344
Commonwealth Bank of Australia                   1,569        31,094
National Australia Bank ADR                      1,547       173,651
News Corporation Ltd. ADR                        1,839        55,667
Rio Tinto PLC ADR                                1,334       102,118
Westpac Banking Corp. Ltd. ADR                   3,428       187,443
Woolworths Ltd.                                  3,557        29,866
                                                         -----------
                                                             730,973
                                                         -----------
BELGIUM (0.05%)
Electrabel SA                                      129        32,872
Fortis Group                                     2,519        43,738
                                                         -----------
                                                              76,610
                                                         -----------
DENMARK (0.13%)
Novo-Nordisk A/S ADR                             2,986       103,525
TDC A/S ADR                                      5,683        86,097
                                                         -----------
                                                             189,622
                                                         -----------
FINLAND (0.28%)
Nokia OYJ                                        3,000        49,402
Nokia OYJ ADR                                    5,571        91,532
Outokumpu OYJ                                    1,378        12,106
Rautaruukki OYJ (1)                             16,680        71,829
Stora Enso OYJ Class R                             806         9,006
TietoEnator OYJ                                  1,214        20,437
Uponor OYJ                                       6,358       147,484
                                                         -----------
                                                             401,796
                                                         -----------
FRANCE (1.10%)
Alcatel SA ADR (1)                               8,456   $    75,681
Autoroutes du Sud de la France SA                1,504        43,955
Aventis SA ADR                                   4,046       221,316
AXA ADR                                          8,435       131,670
BNP Paribas SA                                   3,111       158,084
Carrefour SA                                     1,274        62,441
Compagnie de Saint-Gobain SA                       595        23,416
France Telecom SA (1)                              899        22,051
France Telecom SA ADR                            1,356        33,425
Groupe Danone                                      244        33,764
Lafarge SA                                         237        13,890
L'Air Liquide SA                                   150        22,238
L'Oreal SA                                         661        46,606
LVMH Moet Hennessy Louis Vuitton SA              2,139       106,088
PSA Peugeot Citroen                                500        24,288
Renault SA                                         420        22,205
Sanofi-Synthelabo SA                             1,049        61,436
Schneider Electric SA                              342        16,079
Societe Generale Class A                           745        47,225
STMicroelectronics NV                            1,504        31,537
Suez SA                                          1,574        25,052
Total SA                                         4,234       320,937
Vivendi Universal SA (1)                           781        14,215
Vivendi Universal SA ADR (1)                     1,492        27,512
                                                         -----------
                                                           1,585,111
                                                         -----------
GERMANY (0.71%)
Allianz AG                                         443        36,821
BASF AG                                            838        35,798
Bayer AG                                         1,908        44,215
DaimlerChrysler AG                               4,553       158,080
Deutsche Bank AG                                 2,524       163,704
Deutsche Telekom AG ADR (1)                      8,004       121,661
E.ON AG                                          4,392       225,800
Muenchener Rueckversicherungs-
   Gesellschaft AG                                 193        19,676
RWE AG                                           1,286        38,825
SAP AG ADR                                       2,437        71,209
Schering AG                                        323        15,794
Siemens AG                                       1,927        94,534
                                                         -----------
                                                           1,026,117
                                                         -----------
HONG KONG (0.17%)
Bank of East Asia Ltd.                          28,800        56,875
Cheung Kong (Holdings) Ltd.                      1,000         6,014
CLP Holdings Ltd.                                7,000        30,610
Hang Seng Bank Ltd.                                900         9,521
Hong Kong & China Gas Co. Ltd.                  47,300        59,746
Hongkong Electric Holdings Ltd.                  8,000        31,392
Sun Hung Kai Properties Ltd.                     1,000         5,052
Swire Pacific Ltd. Class A                       7,500        32,796

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

HONG KONG (Cont.)
Wharf Holdings Ltd.                             11,000   $   21,159
                                                         ----------
                                                            253,165
                                                         ----------
IRELAND (0.10%)
Allied Irish Banks PLC ADR                       3,923      117,337
Bank of Ireland                                  1,884       22,825
                                                         ----------
                                                            140,162
                                                         ----------
ITALY (0.52%)
Assicurazioni Generali SpA                         370        8,574
Banca Intesa SpA                                14,796       47,320
Benetton Group SpA ADR                           4,882      102,522
ENI-Ente Nazionale Idrocarburi SpA ADR           1,560      118,622
Fiat SpA ADR (1)                                 4,478       32,152
San Paolo-IMI SpA ADR                            5,997      112,864
Seat-Pagine Gialle SpA (1)                      44,037       30,595
Telecom Italia Mobile SpA                        5,523       27,209
Telecom Italia SpA Class A                       3,683       33,327
Unicredito Italiano SpA                         50,787      242,033
                                                         ----------
                                                            755,218
                                                         ----------
JAPAN (2.68%)
Ajinomoto Co. Inc.                               2,000       19,155
Bridgestone Corp.                                2,000       27,150
Canon Inc. ADR                                   3,272      149,367
Chubu Electric Power Co. Inc.                    2,400       43,773
Dai Nippon Printing Co. Ltd.                     2,000       21,153
Daiwa Securities Group Inc.                     11,000       63,210
East Japan Railway Co.                              14       62,261
Fuji Photo Film Co. Ltd. ADR                     2,462       70,930
Hitachi Ltd. ADR                                 1,460       61,758
Honda Motor Company Ltd. ADR                     5,418      103,213
Ito-Yokado Co. Ltd. ADR (2)                      3,001       71,664
Japan Airlines System Corp. ADR                  7,202       76,750
Kansai Electric Power Co. Inc.                   2,600       41,011
Kao Corp.                                        2,000       37,227
Kirin Brewery Co. Ltd. ADR                      23,264      161,917
Kubota Corp. ADR                                 7,268       98,481
Kyocera Corp. ADR                                1,046       59,622
Makita Corp.                                    10,000       81,199
Makita Corp. ADR                                 3,040       24,016
Matsushita Electric Industrial Co. Ltd. ADR      7,599       76,370
Millea Holdings Inc. ADR                         3,608      138,692
Mitsubishi Corp. ADR                             7,259       99,085
Mitsubishi Estate Co. Ltd.                       5,000       33,854
Mitsubishi Heavy Industries Ltd.                 9,000       23,310
Mitsubishi Tokyo Financial Group Inc.               11       49,744
Mitsui & Co. ADR                                   980       96,530
Mitsui Sumitomo Insurance Co. Ltd.               3,000       13,916
Mizuho Financial Group Inc. (1)                     24       18,968
Murata Manufacturing Co. Ltd.                    1,000   $   39,309
NEC Corp. ADR                                   11,218       56,539
Nikko Cordial Corp.                             11,000       44,156
Nintendo Co. Ltd.                                  400       29,082
Nippon Oil Corp.                                 7,000       30,373
Nippon Steel Corp.                              31,000       42,598
Nippon Telegraph & Telephone Corp. ADR           6,022      119,236
Nissan Motor Co. Ltd. ADR                        4,959       93,973
Nomura Holdings Inc.                             6,000       76,152
NTT DoCoMo Inc.                                     61      132,084
Oki Electric Industry Co. Ltd. (1)              80,000      229,190
Pioneer Corp. ADR                                4,237       96,476
Ricoh Corp. Ltd. ADR                             1,092       91,455
Rohm Co. Ltd.                                      600       65,409
Secom Co. Ltd.                                   2,000       58,630
Seven-Eleven Japan Co. Ltd.                      2,000       49,802
Sharp Corp.                                      2,000       25,667
Shin-Etsu Chemical Co. Ltd.                      1,300       44,389
Sony Corp.                                         700       19,704
Sony Corp. ADR                                   1,998       55,944
Sumitomo Mitsui Financial Group Inc.                13       28,366
Takeda Chemical Industries Ltd.                  3,100      114,370
Takefuji Corp.                                     490       25,423
Tohoku Electric Power Co. Inc.                   2,000       29,582
Tokyo Electric Power Co. Inc. (The)              4,100       78,364
Tokyo Electron Ltd.                              1,100       52,126
Tokyo Gas Co. Ltd.                              11,000       31,605
Toshiba Corp.                                   11,000       37,835
Toyota Motor Corp.                                 900       23,310
Toyota Motor Corp. ADR                           3,637      188,397
UFJ Holdings Inc. (1)                               15       21,986
Yamanouchi Pharmaceutical Co. Ltd.               1,600       41,707
                                                         ----------
                                                          3,897,565
                                                         ----------
NETHERLANDS (0.72%)
Abn Amro Holding NV ADR                          8,148      155,545
Aegon NV ADR                                     4,753       47,720
Akzo Nobel NV ADR                                2,640       70,356
ING Groep NV ADR                                 3,618       63,424
Koninklijke Ahold NV ADR                         6,465       54,112
Koninklijke KPN NV (1)                           9,968       70,626
Koninklijke Philips Electronics NV NY Shares     4,729       90,371
Reed Elsevier NV ADR                             4,916      116,755
Royal Dutch Petroleum Co.                        6,534      303,284
Unilever NV CVA                                  1,104       59,231
                                                         ----------
                                                          1,031,424
                                                         ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

NEW ZEALAND (0.04%)
Telecom Corp. of New Zealand Ltd. ADR            2,178   $   53,056
                                                         ----------
NORWAY (0.00%)
Gjensidige NOR ASA                                 153        5,352
                                                         ----------
PANAMA (0.08%)
Carnival Corp.                                   3,360      109,234
                                                         ----------
PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                 2,762       24,582
Portugal Telecom SGPS SA                         4,063       29,114
                                                         ----------
                                                             53,696
                                                         ----------
SINGAPORE (0.10%)
Chartered Semiconductor Manufacturing
   Ltd. (1)                                     10,000        5,168
Chartered Semiconductor Manufacturing
   Ltd. ADR (1)                                  1,089        5,608
Haw Par Corp. Ltd.                              48,081      118,496
United Overseas Bank Ltd.                        2,000       14,083
                                                         ----------
                                                            143,355
                                                         ----------
SPAIN (0.44%)
Altadis SA                                       2,366       60,643
Banco Bilbao Vizcaya Argentaria SA ADR           8,683       91,085
Banco Santander Central Hispano SA ADR          25,209      222,343
Iberdrola SA                                     1,365       23,638
Repsol YPF SA ADR                                5,256       84,990
Telefonica SA                                      415        4,818
Telefonica SA ADR                                4,032      139,386
                                                         ----------
                                                            626,903
                                                         ----------
SWEDEN (0.34%)
Hennes & Mauritz AB Class B                        505       11,608
Hoganas AB Class B                               5,606      114,152
Nordea AB                                        2,015        9,716
Sapa AB                                          8,263      166,190
Securitas AB Class B                               559        5,726
SSAB Svenskt Stal AB Series A                    5,278       70,550
SSAB Svenskt Stal AB Series B                    5,413       68,973
Svenska Cellulosa AB Class B                       398       13,598
Telefonaktiebolaget LM Ericsson AB ADR (1)       2,312       24,577
                                                         ----------
                                                            485,090
                                                         ----------
SWITZERLAND (0.97%)
Adecco SA ADR                                    6,256       65,375
Centerpulse ADR                                  2,731       73,737
Compagnie Financiere Richemont AG                1,536   $   24,834
Credit Suisse Group                              2,871       75,561
Lonza Group AG - Registered                      4,110      188,122
Nestle SA                                        1,397      288,259
Novartis AG                                      6,237      246,800
Roche Holding AG - Genusschein                   1,195       93,735
Swiss Re                                           868       48,092
UBS AG - Registered                              3,059      170,164
Zurich Financial Services AG (1)                   977      116,486
                                                         ----------
                                                          1,391,165
                                                         ----------
UNITED KINGDOM (3.19%)
AstraZeneca PLC ADR                              5,300      216,081
Aviva PLC                                       11,291       78,393
BAA PLC                                          3,545       28,693
Barclays PLC ADR (3)                             6,340      189,693
BG Group PLC                                     7,486       33,168
BHP Billiton PLC                                10,837       57,046
BP PLC                                          38,334      265,837
BP PLC ADR                                       4,878      204,974
British American Tobacco PLC                    14,100      159,961
British Sky Broadcasting PLC ADR (1)             2,090       94,259
British Telecom PLC ADR                          3,066      103,202
Cadbury Schweppes PLC ADR                        6,075      146,894
Centrica PLC                                    13,001       37,705
Compass Group PLC                                3,934       21,212
Diageo PLC ADR                                   4,633      202,740
GlaxoSmithKline PLC ADR                         10,144      411,238
GUS PLC                                          4,284       48,000
Hanson PLC ADR                                   4,693      132,624
HBOS PLC                                        15,403      199,398
Hong Kong & Shanghai Banking ADR                 1,585       93,689
HSBC Holdings PLC                               21,478      253,764
Imperial Tobacco Group PLC                       3,134       56,008
Kingfisher PLC                                  10,200       46,665
Lloyds TSB Group PLC                            12,355       87,718
Marks & Spencer Group PLC                        6,598       34,378
National Grid Transco PLC                        8,586       58,231
Pearson PLC                                      4,794       44,775
Prudential Corp. PLC                             3,693       22,365
Reckitt Benckiser PLC                            2,257       41,415
Reed International PLC                           5,863       48,785
Reuters Group PLC                                  764        2,216
Reuters Group PLC ADR                            1,502       26,405
Royal Bank of Scotland Group PLC                 8,332      233,734
Scottish & Southern Energy PLC                   3,186       32,806
Scottish Power PLC                               5,869       35,252
Shell Transport & Trading Co. PLC               25,087      165,589
Tesco PLC                                       33,041      119,541
Unilever PLC                                    13,800      109,875
Vodafone Group PLC                              72,164      141,111
Vodafone Group PLC ADR                          14,928      293,335

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
INTERNATIONAL COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
WPP Group PLC                                    5,316   $    41,668
                                                         -----------
                                                           4,620,443
                                                         -----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $20,215,796)                                       17,576,057
                                                         -----------
TOTAL COMMON STOCKS
(Cost: $74,281,699)                                       72,063,819
                                                         -----------
PREFERRED STOCKS (0.02%)

AUSTRALIA (0.02%)
News Corporation Ltd. (The)                      5,746        35,414
                                                         -----------
TOTAL PREFERRED STOCKS
(Cost: $35,355)                                               35,414
                                                         -----------

                                                 Shares or
                                                 principal
                                                   amount        Value
                                                -----------   -----------
U.S. GOVERNMENT OBLIGATIONS (48.65%)

U.S. Treasury Bonds
   10.75%, 08/15/2005                           $   900,000   $ 1,076,730

U.S. Treasury Notes
   1.50%, 02/28/2005                              6,735,000     6,767,362
   1.63%, 01/31/2005                              3,490,000     3,513,994
   1.63%, 03/31/2005                              1,740,000     1,751,963
   1.63%, 04/30/2005                              3,630,000     3,653,820
   3.25%, 08/15/2007                              2,070,000     2,160,320
   3.88%, 02/15/2013                                100,000       102,902
   4.00%, 11/15/2012                              2,070,000     2,154,013
   4.88%, 02/15/2012                              1,830,000     2,034,158
   5.00%, 02/15/2011                              1,610,000     1,807,162
   5.00%, 08/15/2011                              3,100,000     3,477,329
   5.50%, 05/15/2009                                395,000       454,960
   5.63%, 05/15/2008                              5,730,000     6,568,906
   5.75%, 11/15/2005                              3,140,000     3,455,840
   5.75%, 08/15/2010                              1,100,000     1,287,559
   6.00%, 08/15/2004                              3,300,000     3,481,757
   6.00%, 08/15/2009                              1,220,000     1,439,075
   6.13%, 08/15/2007                              2,630,000     3,042,274
   6.50%, 10/15/2006                              8,190,000     9,409,540
   6.75%, 05/15/2005                              5,590,000     6,156,206
   6.88%, 05/15/2006                              2,690,000     3,082,678
   7.88%, 11/15/2004                              3,190,000     3,481,461
                                                              -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $67,779,980)                                            70,360,009
                                                              -----------
SHORT TERM INSTRUMENTS (20.34%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (4)                      17,059,958   $17,059,958
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (4)                                     4,671,240     4,671,240
BlackRock Temp Cash Money Market Fund (4)           235,567       235,567
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (4)              1,224,891     1,224,891
Short Term Investment Co. - Prime
   Money Market Portfolio, Institutional
   Shares (4)                                       519,027       519,027
Abbey National Treasury Services PLC,
   Time Deposit,
   1.38%, 07/01/2003 (4)                        $   311,416       311,416
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                            259,474       259,474
   1.17%, 08/15/2003 (4)                            389,292       389,292
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (4)                            207,610       207,610
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                            228,360       228,360
   1.31%, 05/24/2004 (4)                            518,975       518,975
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                            518,949       518,949
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                            259,513       259,513
HBOS Treasury Services PLC, Floating
   Rate Note,
   1.27%, 06/24/2004 (4)                            519,027       519,027
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                            103,805       103,805
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                            259,500       259,500
   1.22%, 04/13/2004 (4)                            259,500       259,500
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                            259,461       259,461
   1.08%, 03/29/2004 (4)                            259,513       259,513
   1.29%, 05/04/2004 (4)                            259,500       259,500
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                            519,001       519,001

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                 amount        Value
                                                ---------   ------------
SHORT TERM INSTRUMENTS (Cont.)
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                         $259,513   $    259,513
   1.14%, 05/17/2004 (4)                          311,416        311,416
                                                            ------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $29,414,508)                                           29,414,508
                                                            ------------
REPURCHASE AGREEMENTS (0.25%)
Bank of America NA Repurchase
   Agreement, dated 06/30/2003, due
   07/01/2003, with an effective yield
   of 1.30%. (4)                                  259,513        259,513
Merrill Lynch Government Securities Inc.
   Repurchase Agreement, dated 06/30/2003,
   due 07/01/2003, with an effective yield
   of 1.38%. (4)                                  103,805        103,805
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $363,318)                                                 363,318
                                                            ------------
TOTAL INVESTMENTS IN SECURITIES (119.09%)
(Cost $171,874,860)                                          172,237,068

OTHER ASSETS, NET OF LIABILITIES (-19.09%)                   (27,606,811)
                                                            ------------
NET ASSETS (100.00%)                                        $144,630,257
                                                            ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
COMMON STOCKS (64.76%)

U.S. COMMON STOCKS (48.78%)

ADVERTISING (0.13%)
ADVO Inc. (1)                                    2,553   $  113,353
Interpublic Group of Companies Inc.              6,934       92,775
Omnicom Group Inc.                               2,761      197,964
                                                         ----------
                                                            404,092
                                                         ----------
AEROSPACE / DEFENSE (0.64%)
Boeing Co. (The)                                11,960      410,467
General Dynamics Corp.                           2,687      194,807
Goodrich (B.F.) Co.                              3,386       71,106
L-3 Communications Holdings Inc. (1)               795       34,575
Lockheed Martin Corp.                            6,058      288,179
Northrop Grumman Corp.                           2,483      214,258
Raytheon Co.                                     6,180      202,951
Rockwell Collins Inc.                            4,473      110,170
United Technologies Corp.                        6,574      465,636
                                                         ----------
                                                          1,992,149
                                                         ----------
AIRLINES (0.07%)
AMR Corp. (1)                                    2,821       31,031
Northwest Airlines Corp. (1)                     2,385       26,927
Southwest Airlines Co.                           9,315      160,218
                                                         ----------
                                                            218,176
                                                         ----------
APPAREL (0.17%)
Jones Apparel Group Inc. (1)                     3,183       93,135
Liz Claiborne Inc.                               3,412      120,273
Nike Inc. Class B                                4,301      230,060
VF Corp.                                         2,818       95,727
Warnaco Group Inc. (The) (1)                       612        8,231
                                                         ----------
                                                            547,426
                                                         ----------
AUTO MANUFACTURERS (0.24%)
Ford Motor Company                              28,616      314,490
General Motors Corp.                             7,126      256,536
Navistar International Corp. (1)                 1,006       32,826
PACCAR Inc.                                      2,087      140,998
                                                         ----------
                                                            744,850
                                                         ----------
AUTO PARTS & EQUIPMENT (0.13%)
ArvinMeritor Inc.                                  725       14,630
BorgWarner Inc.                                    911       58,668
Cooper Tire & Rubber Co.                         1,211       21,301
Dana Corp.                                       4,828       55,812
Delphi Corp.                                     9,252       79,845
Goodyear Tire & Rubber Co. (The)                 3,998       20,989
Lear Corp. (1)                                   1,232       56,697
Standard Motor Products Inc.                     5,802       64,402
Visteon Corp.                                    6,236       42,841
                                                         ----------
                                                            415,185
                                                         ----------
BANKS (3.92%)
ABC Bancorp                                      2,058   $   29,491
AmSouth Bancorp                                  4,816      105,181
Associated Bancorp                               2,254       83,128
Bank of America Corp.                           21,490    1,698,355
Bank of New York Co. Inc. (The)                 10,375      298,281
Bank One Corp.                                  15,639      581,458
Banknorth Group Inc.                             1,884       48,080
BB&T Corp.                                       6,080      208,544
Bryn Mawr Bank Corp.                             1,378       51,082
Cascade Bancorp                                  6,498      112,610
CB Bancshares Inc.                                 123        7,653
Charter One Financial Inc.                       3,085       96,190
City National Corp.                                250       11,140
CoBiz Inc.                                       2,969       40,200
Columbia Bancorp                                 3,220       77,280
Comerica Inc.                                    2,462      114,483
Commerce Bancshares Inc.                         2,652      103,295
Commercial Federal Corp.                           955       20,246
Compass Bancshares Inc.                          2,313       80,793
Connecticut Bankshares Inc.                      5,162      202,608
Downey Financial Corp.                             169        6,980
Fifth Third Bancorp                              7,807      447,653
First Bancorp                                      243        6,670
First Oak Brook Bancshares Class A               1,743       57,502
First Place Financial Corp.                      5,134       88,921
First Tennessee National Corp.                   1,602       70,344
First Virginia Banks Inc.                        1,717       74,037
FirstMerit Corp.                                 3,609       82,502
FleetBoston Financial Corp.                     14,146      420,278
Fulton Financial Corp.                           4,436       88,143
German American Bancorp                          1,312       22,894
Golden West Financial Corp.                      1,808      144,658
Greene County Bancshares Inc.                       97        2,052
GreenPoint Financial Corp.                       1,053       53,640
Hibernia Corp. Class A                           3,716       67,483
Horizon Financial Corp.                         25,671      405,088
Hudson United Bancorp                              222        7,581
Huntington Bancshares Inc.                       5,164      100,801
Independence Community Bank Corp.                  320        9,030
ITLA Capital Corp. (1)                           1,702       68,812
KeyCorp                                          5,692      143,837
M&T Bank Corp.                                     788       66,365
Marshall & Ilsley Corp.                          4,196      128,314
Mellon Financial Corp.                           5,179      143,717
Mercantile Bankshares Corp.                      1,662       65,450
National City Corp.                              8,067      263,872
National Commerce Financial Corp.                3,613       80,172
New York Community Bancorp Inc.                  1,869       54,369
North Fork Bancorp Inc.                          1,999       68,086
Northern Trust Corp.                             2,641      110,367
Peoples Bancorp Inc.                             1,799       45,461
PFF Bancorp Inc.                                   220        8,503
PNC Financial Services Group                     3,173      154,874

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   -----------
U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
Popular Inc.                                     1,751   $    67,571
Prosperity Bancshares Inc.                       8,790       169,207
Regions Financial Corp.                          3,232       109,177
Silicon Valley Bancshares (1)                      298         7,095
SouthTrust Corp.                                 5,897       160,398
Sovereign Bancorp Inc.                           7,658       119,848
State Bancorp Inc.                               1,369        26,795
State Street Corp.                               4,646       183,052
SunTrust Banks Inc.                              3,793       225,077
Synovus Financial Corp.                          5,286       113,649
TCF Financial Corp.                                240         9,562
Trustmark Corp.                                    528        13,448
U.S. Bancorp                                    28,263       692,443
Union Planters Corp.                             1,907        59,174
Valley National Bancorp                          4,107       108,219
Wachovia Corp.                                  19,727       788,291
Washington Mutual Inc.                          13,109       541,402
Wells Fargo & Company                           24,337     1,226,585
Westamerica Bancorp                                343        14,776
Wilmington Trust Corp.                           1,928        56,587
Zions Bancorporation                             1,279        64,730
                                                         -----------
                                                          12,285,640
                                                         -----------
BEVERAGES (1.09%)
Anheuser-Busch Companies Inc.                    9,750       497,737
Coca-Cola Co. (The)                             34,140     1,584,437
Coca-Cola Enterprises Inc.                       8,658       157,143
Pepsi Bottling Group Inc.                        4,500        90,090
PepsiAmericas Inc.                               3,757        47,188
PepsiCo Inc.                                    23,358     1,039,431
                                                         -----------
                                                           3,416,026
                                                         -----------
BIOTECHNOLOGY (0.73%)
Amgen Inc. (1)                                  18,655     1,239,438
Applera Corp. - Celera Genomics Group (1)        3,155        32,560
Biogen Inc. (1)                                  2,357        89,566
Cephalon Inc. (1)                                1,058        43,547
Chiron Corp. (1)                                 3,708       162,114
CuraGen Corp. (1)                                2,949        16,367
Gene Logic Inc. (1)                              3,692        22,041
Genentech Inc. (1)                               3,561       256,819
Genzyme Corp. - General Division (1)             3,571       149,268
Human Genome Sciences Inc. (1)                   3,230        41,086
IDEC Pharmaceuticals Corp. (1)                   2,066        70,244
Immunomedics Inc. (1)                            1,487         9,383
Incyte Corp. (1)                                 3,261        15,131
Millennium Pharmaceuticals Inc. (1)              6,343        99,775
Protein Design Labs Inc. (1)                     2,862        40,011
                                                         -----------
                                                           2,287,350
                                                         -----------
BUILDING MATERIALS (0.18%)
American Standard Companies Inc. (1)             1,198   $    88,568
Masco Corp.                                      8,273       197,311
Rayonier Inc.                                    3,306       109,098
Texas Industries Inc.                            3,556        84,633
Vulcan Materials Co.                             2,418        89,635
                                                         -----------
                                                             569,245
                                                         -----------
CHEMICALS (0.76%)
Air Products & Chemicals Inc.                    2,971       123,594
Ashland Inc.                                     1,053        32,306
Cabot Corp.                                      2,044        58,663
Cabot Microelectronics Corp. (1)                 1,180        59,555
Crompton Corp.                                   5,117        36,075
Dow Chemical Co. (The)                          12,097       374,523
Du Pont (E.I.) de Nemours and Co.               13,776       573,633
Eastman Chemical Co.                               736        23,309
Engelhard Corp.                                  2,696        66,780
Great Lakes Chemical Corp.                       4,142        84,497
Hercules Inc. (1)                                3,071        30,403
IMC Global Inc.                                  4,536        30,437
Lubrizol Corp.                                   2,406        74,562
Millennium Chemicals Inc.                        5,399        51,344
Monsanto Co.                                     4,212        91,148
PPG Industries Inc.                              2,089       105,996
Praxair Inc.                                     2,010       120,801
Rogers Corp. (1)                                 1,800        59,940
Rohm & Haas Co.                                  3,050        94,641
Sherwin-Williams Co. (The)                       3,046        81,876
Sigma-Aldrich Corp.                              1,509        81,758
Valspar Corp. (The)                              1,692        71,436
Vertex Pharmaceuticals Inc. (1)                  2,955        43,143
                                                         -----------
                                                           2,370,420
                                                         -----------
COMMERCIAL SERVICES (0.97%)
Apollo Group Inc. Class A (1)                    3,451       213,134
Arbitron Inc. (1)                                2,434        86,894
Block (H & R) Inc.                               2,061        89,138
Caremark Rx Inc. (1)                             4,227       108,549
Cendant Corp. (1)                               16,925       310,066
Concord EFS Inc. (1)                             8,906       131,096
Convergys Corp. (1)                              3,984        63,744
CorVel Corp. (1)                                 1,606        57,816
Deluxe Corp.                                     2,035        91,168
Donnelley (R.R.) & Sons Co.                      4,043       105,684
Dun & Bradstreet Corp. (1)                       2,594       106,613
Ecolab Inc.                                      4,246       108,698
Equifax Inc.                                     3,621        94,146
First Health Group Corp. (1)                     3,580        98,808
Hudson Highland Group Inc. (1)                     214         4,068
InterActiveCorp (1)                              3,387       134,024
ITT Educational Services Inc. (1)                  254         7,429
Landauer Inc.                                    2,867       119,927

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Manpower Inc.                                    2,431   $   90,166
McKesson Corp.                                   5,526      197,499
Monster Worldwide Inc. (1)                       2,855       56,329
Moody's Corp.                                    2,898      152,754
MPS Group Inc. (1)                               3,618       24,892
Paychex Inc.                                     6,258      183,422
Plexus Corp. (1)                                 2,649       30,543
Quintiles Transnational Corp. (1)                4,227       59,981
Robert Half International Inc. (1)               4,899       92,787
ServiceMaster Co. (The)                          6,219       66,543
Valassis Communications Inc. (1)                 1,915       49,254
Viad Corp.                                       4,236       94,844
                                                         ----------
                                                          3,030,016
                                                         ----------
COMPUTERS (2.67%)
Affiliated Computer Services Inc. Class A (1)    1,523       69,647
Apple Computer Inc. (1)                          5,910      112,999
Brocade Communications Systems Inc. (1)          6,198       36,506
Ceridian Corp. (1)                               3,668       62,246
Cisco Systems Inc. (1)                          98,659    1,646,619
Computer Sciences Corp. (1)                      3,000      114,360
Dell Computer Corp. (1)                         36,376    1,162,577
Diebold Inc.                                     1,230       53,197
DST Systems Inc. (1)                             2,111       80,218
Echelon Corp. (1)                                3,549       48,870
Electronic Data Systems Corp.                    6,295      135,028
EMC Corp. (1)                                   32,839      343,824
Enterasys Networks Inc. (1)                      6,817       20,656
Extreme Networks Inc. (1)                        3,955       20,961
FactSet Research Systems Inc.                    2,616      115,235
Gateway Inc. (1)                                 5,294       19,323
Hewlett-Packard Co.                             43,138      918,839
International Business Machines Corp.           24,085    1,987,012
Internet Security Systems Inc. (1)               1,993       28,879
Juniper Networks Inc. (1)                        5,686       70,336
Lexmark International Inc. (1)                   2,082      147,343
McDATA Corp. Class A (1)                         2,565       37,629
Mindspeed Technologies Inc. (1)                 10,009       27,024
NCR Corp. (1)                                    2,307       59,105
Network Appliance Inc. (1)                       6,764      109,644
Palm Inc. (1)                                      594        9,664
Quantum Corp. (1)                                4,547       18,415
RSA Security Inc. (1)                            1,619       17,404
SanDisk Corp. (1)                                2,381       96,073
Seagate Technology Inc. (2)                      4,153           --
Sun Microsystems Inc. (1)                       53,479      246,003
SunGard Data Systems Inc. (1)                    5,456      141,365
Synopsys Inc. (1)                                1,548       95,744
3Com Corp. (1)                                   4,989       23,349
Unisys Corp. (1)                                 5,483       67,331
VeriSign Inc. (1)                                2,025   $   28,006
Veritas Software Corp. (1)                       6,932      198,740
Western Digital Corp. (1)                          798        8,219
                                                         ----------
                                                          8,378,390
                                                         ----------
COSMETICS / PERSONAL CARE (0.99%)
Alberto-Culver Co. Class B                         890       45,479
Avon Products Inc.                               3,073      191,141
Colgate-Palmolive Co.                            7,117      412,430
Estee Lauder Companies Inc. Class A              1,621       54,352
Gillette Co. (The)                              13,139      418,609
International Flavors & Fragrances Inc.          2,202       70,310
Kimberly-Clark Corp.                             6,553      341,673
Procter & Gamble Co.                            17,574    1,567,249
                                                         ----------
                                                          3,101,243
                                                         ----------
DISTRIBUTION / WHOLESALE (0.19%)
CDW Corp. (1)                                    1,549       70,944
Costco Wholesale Corp. (1)                       6,575      240,645
Fastenal Co.                                     2,162       73,378
Genuine Parts Co.                                3,548      113,571
Grainger (W.W.) Inc.                             1,371       64,108
Tech Data Corp. (1)                              1,216       32,479
                                                         ----------
                                                            595,125
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES (3.97%)
American Express Co.                            17,725      741,082
American International Group Inc.               37,735    2,082,217
Bear Stearns Companies Inc. (The)                1,270       91,973
Capital One Financial Corp.                      3,140      154,425
Citigroup Inc.                                  74,726    3,198,273
Citigroup Inc. Warrants
   (Expires 12/31/2050) (1)                        800          816
Countrywide Financial Corp.                      1,641      114,164
E*TRADE Group Inc. (1)                          12,879      109,471
Edwards (A.G.) Inc.                              1,481       50,650
Fannie Mae                                      13,676      922,309
Federated Investors Inc. Class B                 2,741       75,158
Franklin Resources Inc.                          3,915      152,959
Freddie Mac                                      9,748      494,906
Goldman Sachs Group Inc. (The)                   6,754      565,647
Janus Capital Group Inc.                         4,559       74,768
JP Morgan Chase & Co.                           27,960      955,673
Knight Trading Group Inc. (1)                    1,767       10,991
Legg Mason Inc.                                  1,025       66,574
Lehman Brothers Holdings Inc.                    3,475      231,018
MBNA Corp.                                      19,630      409,089
Merrill Lynch & Co. Inc.                        12,194      569,216
Metris Companies Inc.                            8,929       49,556
Morgan Stanley                                  15,338      655,699
Providian Financial Corp. (1)                    4,743       43,920
Schwab (Charles) Corp. (The)                    23,865      240,798

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
SLM Corp.                                        5,784   $   226,559
T. Rowe Price Group Inc.                         2,731       103,095
World Acceptance Corp. (1)                       3,873        63,052
                                                         -----------
                                                          12,454,058
                                                         -----------
ELECTRIC (1.15%)
AES Corp. (The) (1)                              9,170        58,229
Allegheny Energy Inc.                            1,717        14,509
Ameren Corp.                                     1,382        60,946
American Electric Power Co. Inc.                 2,501        74,605
Calpine Corp. (1)                                5,088        33,581
CenterPoint Energy Inc.                          6,613        53,896
Cinergy Corp.                                    2,041        75,088
CMS Energy Corp.                                 2,437        19,740
Consolidated Edison Inc.                         2,827       122,353
Constellation Energy Group Inc.                  3,465       118,849
Dominion Resources Inc.                          3,854       247,697
DQE Inc.                                         4,313        64,997
DTE Energy Co.                                   2,706       104,560
Duke Energy Corp.                               13,401       267,350
Edison International (1)                         6,610       108,602
Energy East Corp.                                1,851        38,427
Entergy Corp.                                    2,920       154,118
Exelon Corp.                                     4,349       260,114
FirstEnergy Corp.                                4,108       157,953
FPL Group Inc.                                   1,604       107,227
NiSource Inc.                                    5,049        95,931
Pepco Holdings Inc.                              1,967        37,688
PG&E Corp. (1)                                   6,797       143,757
Pinnacle West Capital Corp.                      1,507        56,437
PNM Resources Inc.                                 327         8,747
PPL Corp.                                        2,771       119,153
Progress Energy Inc.                             2,680       117,652
Public Service Enterprise Group Inc.             2,509       106,005
Reliant Resources Inc. (1)                       5,215        31,968
SCANA Corp.                                      1,343        46,038
Southern Company                                 8,931       278,290
TECO Energy Inc.                                 2,071        24,831
Texas Genco Holdings Inc.                          330         7,672
TXU Corp.                                        2,849        63,960
Wisconsin Energy Corp.                           1,478        42,862
WPS Resources Corp.                              4,194       168,599
Xcel Energy Inc.                                 7,853       118,109
                                                         -----------
                                                           3,610,540
                                                         -----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.06%)
American Power Conversion Corp. (1)              4,905        76,469
Molex Inc.                                       3,912       105,585
Power-One Inc. (1)                               1,430        10,224
                                                         -----------
                                                             192,278
                                                         -----------
ELECTRONICS (0.36%)
Agilent Technologies Inc. (1)                    7,539   $   147,387
Applera Corp. - Applied Biosystems Group         4,339        82,571
Arrow Electronics Inc. (1)                       2,688        40,965
Fairchild Semiconductor International
   Inc. Class A (1)                              3,300        42,207
Jabil Circuit Inc. (1)                           4,317        95,406
Johnson Controls Inc.                            1,269       108,626
Millipore Corp. (1)                              1,423        63,139
Parker Hannifin Corp.                            1,623        68,150
PerkinElmer Inc.                                 2,415        33,351
Sanmina-SCI Corp. (1)                           10,043        63,371
Solectron Corp. (1)                             13,777        51,526
Symbol Technologies Inc.                         5,372        69,890
Tektronix Inc. (1)                               3,209        69,314
Thermo Electron Corp. (1)                        4,296        90,302
Vishay Intertechnology Inc. (1)                  2,914        38,465
Waters Corp. (1)                                 2,438        71,019
                                                         -----------
                                                           1,135,689
                                                         -----------
ENGINEERING & CONSTRUCTION (0.05%)
EMCOR Group Inc. (1)                             2,103       103,804
Fluor Corp.                                      1,858        62,503
                                                         -----------
                                                             166,307
                                                         -----------
ENTERTAINMENT (0.08%)
Hollywood Entertainment Corp. (1)                  438         7,534
International Game Technology Inc. (1)           1,321       135,178
International Speedway Corp. Class A             2,475        97,787
Speedway Motorsports Inc.                          290         7,772
                                                         -----------
                                                             248,271
                                                         -----------
ENVIRONMENTAL CONTROL (0.09%)
Allied Waste Industries Inc. (1)                 4,597        46,200
Republic Services Inc. (1)                       1,976        44,796
Waste Management Inc.                            7,368       177,495
                                                         -----------
                                                             268,491
                                                         -----------
FOOD (1.01%)
Albertson's Inc.                                 3,898        74,842
Applebee's International Inc.                      472        14,835
Archer-Daniels-Midland Co.                      12,294       158,224
Campbell Soup Co.                                6,993       171,328
CEC Entertainment Inc. (1)                         259         9,565
ConAgra Foods Inc.                               8,467       199,821
Dean Foods Co. (1)                               1,731        54,526
Del Monte Foods Co. (1)                          2,078        18,370
Flowers Foods Inc.                               5,075       100,272
General Mills Inc.                               4,457       211,306
Heinz (H.J.) Co.                                 4,223       139,275
Hershey Foods Corp.                              1,658       115,496

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

FOOD (Cont.)
Hormel Foods Corp.                               2,904   $   68,825
IHOP Corp.                                         282        8,903
Kellogg Co.                                      5,735      197,112
Kraft Foods Inc.                                 3,644      118,612
Kroger Co. (1)                                  11,139      185,799
McCormick & Co. Inc.                             4,716      128,275
Safeway Inc. (1)                                 4,870       99,640
Sara Lee Corp.                                  12,765      240,110
Smucker (J.M.) Co. (The)                         3,814      152,140
Sonic Corp. (1)                                    279        7,095
SUPERVALU Inc.                                   4,133       88,116
Sysco Corp.                                      9,648      289,826
Tyson Foods Inc. Class A                         3,409       36,204
Whole Foods Market Inc. (1)                        667       31,703
Winn-Dixie Stores Inc.                           4,064       50,028
Wrigley (William Jr.) Co.                        3,262      183,422
                                                         ----------
                                                          3,153,670
                                                         ----------
FOREST PRODUCTS & PAPER (0.23%)
Boise Cascade Corp.                              1,475       35,252
Bowater Inc.                                       531       19,886
Georgia-Pacific Corp.                            4,034       76,444
International Paper Co.                          6,141      219,418
Louisiana-Pacific Corp. (1)                        918        9,951
MeadWestvaco Corp.                               4,080      100,776
Plum Creek Timber Co. Inc.                       2,985       77,461
Temple-Inland Inc.                                 664       28,492
Weyerhaeuser Co.                                 2,801      151,254
                                                         ----------
                                                            718,934
                                                         ----------
GAS (0.06%)
KeySpan Corp.                                    2,175       77,104
Sempra Energy                                    3,995      113,977
                                                         ----------
                                                            191,081
                                                         ----------
HAND / MACHINE TOOLS (0.14%)
Black & Decker Corp.                             1,566       68,043
Emerson Electric Co.                             5,430      277,473
SPX Corp. (1)                                    1,351       59,525
Stanley Works (The)                              1,449       39,992
                                                         ----------
                                                            445,033
                                                         ----------
HEALTH CARE (2.41%)
Aetna Inc.                                       1,379       83,016
Anthem Inc. (1)                                  2,035      157,000
Apogent Technologies Inc. (1)                    3,990       79,800
Apria Healthcare Group Inc. (1)                  2,955       73,520
Bard (C.R.) Inc.                                 1,274       90,849
Bausch & Lomb Inc.                               1,749       65,587
Baxter International Inc.                        8,822      229,372
Beckman Coulter Inc.                             2,065       83,922
Becton, Dickinson & Co.                          4,472      173,737
Biomet Inc.                                      5,253   $  150,551
Boston Scientific Corp. (1)                      6,666      407,293
Cerner Corp. (1)                                   353        8,101
Covance Inc. (1)                                 2,892       52,345
Enzon Pharmaceuticals Inc. (1)                   2,024       25,340
Express Scripts Inc. (1)                           857       58,550
Guidant Corp.                                    4,512      200,288
HCA Inc.                                         7,730      247,669
Health Management Associates Inc. Class A        5,070       93,542
Health Net Inc. (1)                              2,253       74,236
Humana Inc. (1)                                  4,790       72,329
Invacare Corp.                                   3,365      111,045
Johnson & Johnson                               41,681    2,154,908
Laboratory Corp. of America Holdings (1)         1,933       58,280
Lincare Holdings Inc. (1)                        1,458       45,942
Manor Care Inc. (1)                              3,465       86,660
Medtronic Inc.                                  17,111      820,815
Oxford Health Plans Inc. (1)                     2,192       92,130
PacifiCare Health Systems Inc. (1)               1,148       56,631
Quest Diagnostics Inc. (1)                       1,667      106,355
Renal Care Group Inc. (1)                        2,696       94,926
St. Jude Medical Inc. (1)                        2,835      163,012
Stryker Corp.                                    3,180      220,597
Tenet Healthcare Corp. (1)                       8,282       96,485
UnitedHealth Group Inc.                          8,304      417,276
Universal Health Services Inc. Class B (1)       1,122       44,454
Varian Medical Systems Inc. (1)                    922       53,080
Viasys Healthcare Inc. (1)                       3,574       73,982
Vital Images Inc. (1)                            4,449       82,218
WellPoint Health Networks Inc. (1)               2,172      183,100
Zimmer Holdings Inc. (1)                         3,793      170,875
                                                         ----------
                                                          7,559,818
                                                         ----------
HOME BUILDERS (0.10%)
Centex Corp.                                       534       41,540
Clayton Homes Inc.                               5,750       72,162
Lennar Corp. Class A                               570       40,755
Lennar Corp. Class B                                57        3,916
M.D.C. Holdings Inc.                             1,521       73,434
Pulte Homes Inc.                                 1,394       85,954
                                                         ----------
                                                            317,761
                                                         ----------
HOME FURNISHINGS (0.11%)
Ethan Allen Interiors Inc.                       2,929      102,984
Furniture Brands International Inc. (1)            327        8,535
Leggett & Platt Inc.                             5,350      109,675
Maytag Corp.                                     2,209       53,944
Polycom Inc. (1)                                 2,761       38,267

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares     Value
                                                -------   ----------
U.S. COMMON STOCKS (Cont.)

HOME FURNISHINGS (Cont.)
Whirlpool Corp.                                     686   $   43,698
                                                          ----------
                                                             357,103
                                                          ----------
HOUSEHOLD PRODUCTS / WARES (0.14%)
Avery Dennison Corp.                              1,401       70,330
Clorox Co.                                        2,503      106,753
Fortune Brands Inc.                               1,754       91,559
Newell Rubbermaid Inc.                            3,517       98,476
Tupperware Corp.                                  4,287       61,561
Yankee Candle Co. Inc. (The) (1)                    355        8,243
                                                          ----------
                                                             436,922
                                                          ----------
INSURANCE (1.48%)
ACE Ltd.                                          7,287      249,871
AFLAC Inc.                                        6,487      199,475
Allmerica Financial Corp. (1)                     2,477       44,561
Allstate Corp. (The)                             10,005      356,678
Ambac Financial Group Inc.                        1,411       93,479
American National Insurance Co.                     949       81,987
AON Corp.                                         4,369      105,206
Chubb Corp.                                       1,755      105,300
CIGNA Corp.                                       1,179       55,342
Cincinnati Financial Corp.                        3,872      143,612
CNA Financial Corp. (1)                           1,884       46,346
Fidelity National Financial Inc.                  1,532       47,124
Hancock (John) Financial Services Inc.            3,703      113,793
Hartford Financial Services Group Inc.            3,184      160,346
Jefferson-Pilot Corp.                             1,636       67,829
Lincoln National Corp.                            1,257       44,787
Loews Corp.                                       2,921      138,134
Marsh & McLennan Companies Inc.                   7,257      370,615
MBIA Inc.                                         1,849       90,139
MetLife Inc.                                      9,302      263,433
MGIC Investment Corp.                             1,372       63,990
MONY Group Inc. (The)                               323        8,705
Old Republic International Corp.                  2,192       75,120
PMI Group Inc. (The)                              1,886       50,620
Principal Financial Group Inc.                    4,683      151,027
Progressive Corp. (The)                           2,909      212,648
Protective Life Corp.                             2,023       54,115
Prudential Financial Inc.                         7,456      250,894
Radian Group Inc.                                 1,491       54,645
SAFECO Corp.                                      2,842      100,266
St. Paul Companies Inc.                           2,031       74,152
Stewart Information Services Corp. (1)            1,176       32,752
Torchmark Corp.                                   1,871       69,695
Travelers Property Casualty Corp. Class B        15,367      242,338
Unitrin Inc.                                      2,788       75,611
UNUMProvident Corp.                               4,386       58,816
XL Capital Ltd. Class A                           3,537   $  293,571
                                                          ----------
                                                           4,647,022
                                                          ----------
IRON / STEEL (0.05%)
Allegheny Technologies Inc.                       3,799       25,073
Nucor Corp.                                       1,357       66,289
United States Steel Corp.                         4,693       76,824
                                                          ----------
                                                             168,186
                                                          ----------
LEISURE TIME (0.14%)
Callaway Golf Co.                                 4,025       53,211
Harley-Davidson Inc.                              4,758      189,654
Polaris Industries Inc.                           2,067      126,914
Sabre Holdings Corp.                              3,377       83,243
                                                          ----------
                                                             453,022
                                                          ----------
LODGING (0.17%)
Extended Stay America Inc. (1)                      615        8,296
Harrah's Entertainment Inc. (1)                   2,415       97,180
Hilton Hotels Corp.                               8,029      102,691
Mandalay Resort Group                             1,147       36,532
Marriott International Inc. Class A               3,773      144,959
Park Place Entertainment Corp. (1)                5,994       54,485
Starwood Hotels & Resorts Worldwide Inc.          3,465       99,064
                                                          ----------
                                                             543,207
                                                          ----------
MACHINERY (0.37%)
AGCO Corp. (1)                                    2,791       47,670
Albany International Corp. Class A                  305        8,357
Briggs & Stratton Corp.                           2,451      123,776
Caterpillar Inc.                                  5,120      284,979
Cummins Inc.                                        261        9,367
Deere & Co.                                       3,513      160,544
Dover Corp.                                       3,684      110,373
Idex Corp.                                        3,440      124,666
Ingersoll-Rand Co. Class A                        2,941      139,168
Kadant Inc. (1)                                   2,901       54,394
Rockwell Automation Inc.                          4,473      106,636
                                                          ----------
                                                           1,169,930
                                                          ----------
MANUFACTURERS (2.10%)
Cooper Industries Ltd.                              807       33,329
Crane Co.                                         4,389       99,323
Danaher Corp.                                     2,085      141,884
Eastman Kodak Co.                                 4,194      114,706
Eaton Corp.                                         901       70,828
FMC Corp. (1)                                     1,248       28,242
General Electric Co.                            138,309    3,966,702
Honeywell International Inc.                     12,120      325,422
Illinois Tool Works Inc.                          4,174      274,858

                 See accompanying notes to financial statements.

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                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

MANUFACTURERS (Cont.)
ITT Industries Inc.                              1,690   $  110,627
Pall Corp.                                       2,621       58,973
Textron Inc.                                     2,574      100,437
3M Co.                                           4,985      642,965
Tyco International Ltd.                         31,982      607,018
                                                         ----------
                                                          6,575,314
                                                         ----------
MEDIA (2.15%)
AOL Time Warner Inc. (1)                        62,751    1,009,664
Belo (A.H.) Corp.                                4,589      102,610
Cablevision Systems Corp. (1)                      854       17,729
Clear Channel Communications Inc. (1)            8,541      362,053
Comcast Corp. Class A (1)                       53,682    1,620,123
Dow Jones & Co. Inc.                             1,891       81,370
Fox Entertainment Group Inc. Class A (1)           915       26,334
Gannett Co. Inc.                                 3,865      296,871
Gemstar-TV Guide International Inc. (1)          4,845       24,661
Hispanic Broadcasting Corp. (1)                  2,557       65,076
Knight Ridder Inc.                               1,355       93,400
Liberty Corp.                                      171        7,268
Liberty Media Corp. Class A (1)                 32,944      380,833
McClatchy Co. (The) Class A                      2,329      134,197
McGraw-Hill Companies Inc. (The)                 2,642      163,804
New York Times Co. Class A                       2,805      127,628
Radio One Inc. Class D (1)                         447        7,943
Readers Digest Association Inc. (The)            2,477       33,390
Tribune Co.                                      4,879      235,656
UnitedGlobalCom Inc. Class A (1)                 1,561        8,070
Univision Communications Inc. Class A (1)        3,143       95,547
Viacom Inc. Class B (1)                         25,178    1,099,271
Walt Disney Co. (The)                           27,180      536,805
Washington Post Company (The) Class B              119       87,215
Westwood One Inc. (1)                            1,618       54,899
Young Broadcasting Inc. Class A (1)              3,300       69,729
                                                         ----------
                                                          6,742,146
                                                         ----------
METAL FABRICATE / HARDWARE (0.06%)
Precision Castparts Corp.                        3,273      101,790
Worthington Industries Inc.                      6,188       82,919
                                                         ----------
                                                            184,709
                                                         ----------
MINING (0.23%)
Alcoa Inc.                                      13,182      336,141
Arch Coal Inc.                                   2,641       60,690
Freeport-McMoRan Copper & Gold Inc.              2,154       52,773
Newmont Mining Corp.                             6,523      211,737
Phelps Dodge Corp. (1)                           1,243       47,657
                                                         ----------
                                                            708,998
                                                         ----------
OFFICE / BUSINESS EQUIPMENT (0.17%)
Herman Miller Inc.                               3,790   $   76,596
HON Industries Inc.                              3,940      120,170
Imagistics International Inc. (1)                2,817       72,679
Pitney Bowes Inc.                                3,463      133,014
Xerox Corp. (1)                                 13,514      143,113
                                                         ----------
                                                            545,572
                                                         ----------
OIL & GAS PRODUCERS (2.47%)
Amerada Hess Corp.                               1,291       63,491
Anadarko Petroleum Corp.                         3,754      166,940
Apache Corp.                                     2,624      170,717
Burlington Resources Inc.                        3,612      195,301
ChevronTexaco Corp.                             14,694    1,060,907
ConocoPhillips                                  10,002      548,110
Devon Energy Corp.                               4,218      225,241
Diamond Offshore Drilling Inc.                     729       15,302
Energen Corp.                                      225        7,493
ENSCO International Inc.                         2,663       71,635
EOG Resources Inc.                               3,155      132,005
Exxon Mobil Corp.                               97,199    3,490,416
Houston Exploration Co. (1)                      1,861       64,577
Kerr-McGee Corp.                                 1,712       76,698
Kinder Morgan Inc.                               1,444       78,915
Marathon Oil Corp.                               4,495      118,443
Nabors Industries Ltd. (1)                       2,148       84,953
Newfield Exploration Co. (1)                     1,533       57,564
Noble Corp. (1)                                  2,017       69,183
Noble Energy Inc.                                2,424       91,627
Occidental Petroleum Corp.                       5,517      185,095
Piedmont Natural Gas Co.                         3,911      151,786
Pioneer Natural Resources Co. (1)                4,007      104,583
Rowan Companies Inc. (1)                         1,940       43,456
Stone Energy Corp. (1)                             202        8,468
Transocean Inc. (1)                              4,936      108,444
Unocal Corp.                                     5,550      159,230
Valero Energy Corp.                                416       15,113
WD-40 Co.                                        4,762      135,955
XTO Energy Inc.                                  1,988       39,979
                                                         ----------
                                                          7,741,627
                                                         ----------
OIL & GAS SERVICES (0.37%)
Baker Hughes Inc.                                4,889      164,124
BJ Services Co. (1)                              2,004       74,869
Cooper Cameron Corp. (1)                           386       19,447
FMC Technologies Inc. (1)                        3,386       71,275
Grant Prideco Inc. (1)                           6,027       70,817
Halliburton Co.                                  5,745      132,135
Schlumberger Ltd.                               10,529      500,865
Smith International Inc. (1)                     1,358       49,893
Tidewater Inc.                                     820       24,083

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   -----------

U.S. COMMON STOCKS (Cont.)

Baker Hughes Inc. (Cont.)
Varco International Inc. (1)                      2,982   $    58,447
                                                          -----------
                                                            1,165,955
                                                          -----------
PACKAGING & CONTAINERS (0.07%)
Ball Corp.                                          845        38,456
Bemis Co.                                           811        37,955
Pactiv Corp. (1)                                  2,356        46,437
Sealed Air Corp. (1)                              1,209        57,621
Smurfit-Stone Container Corp. (1)                 4,169        54,322
                                                          -----------
                                                              234,791
                                                          -----------
PHARMACEUTICALS (3.88%)
Abbott Laboratories                              22,281       975,017
Abgenix Inc. (1)                                  3,992        41,876
Advanced Medical Optics Inc. (1)                  2,019        34,424
Allergan Inc.                                     1,996       153,892
AmerisourceBergen Corp.                           1,593       110,475
Bristol-Myers Squibb Co.                         25,654       696,506
Cardinal Health Inc.                              6,301       405,154
Celgene Corp. (1)                                 3,087        93,845
DENTSPLY International Inc.                       2,721       111,289
Forest Laboratories Inc. (1)                      5,272       288,642
Gilead Sciences Inc. (1)                          3,173       176,355
ICN Pharmaceuticals Inc.                          3,639        60,990
ImClone Systems Inc. (1)                          2,550        80,631
IVAX Corp. (1)                                    2,933        52,354
King Pharmaceuticals Inc. (1)                     5,234        77,254
Lilly (Eli) & Co.                                16,245     1,120,418
Medarex Inc. (1)                                  1,924        12,679
MedImmune Inc. (1)                                4,322       157,191
Merck & Co. Inc.                                 31,821     1,926,762
Mylan Laboratories Inc.                           4,336       150,763
Neurocrine Biosciences Inc. (1)                   2,224       111,067
Omnicare Inc.                                     2,252        76,095
Pfizer Inc.                                     111,786     3,817,492
Priority Healthcare Corp. Class B (1)             4,203        77,966
Schering-Plough Corp.                            21,025       391,065
Sepracor Inc. (1)                                 4,187        75,492
Watson Pharmaceuticals Inc. (1)                   2,101        84,817
Wyeth                                            17,733       807,738
                                                          -----------
                                                           12,168,249
                                                          -----------
PIPELINES (0.10%)
Dynegy Inc. Class A                               4,435        18,627
El Paso Corp.                                    10,355        83,668
Questar Corp.                                     3,950       132,207
Williams Companies Inc.                           9,943        78,550
                                                          -----------
                                                              313,052
                                                          -----------
REAL ESTATE (0.07%)
Catellus Development Corp. (1)                    4,931       108,482
LNR Property Corp.                                2,864   $   107,114
                                                          -----------
                                                              215,596
                                                          -----------
REAL ESTATE INVESTMENT TRUSTS (0.75%)
Annaly Mortgage Management Inc.                   3,077        61,263
Apartment Investment & Management Co. Class A     2,834        98,056
Archstone-Smith Trust                             6,567       157,608
AvalonBay Communities Inc.                        3,365       143,484
Capital Automotive                                  369        10,328
Capstead Mortgage Corp.                           5,400        60,858
CBL & Associates Properties Inc.                  3,759       161,637
Chelsea Property Group Inc.                       3,863       155,718
Duke Realty Corp.                                 1,154        31,793
Equity Office Properties Trust                    6,513       175,916
Equity Residential                                6,196       160,786
General Growth Properties Inc.                    1,503        93,847
Host Marriott Corp. (1)                          10,770        98,546
iStar Financial Inc.                              4,445       162,243
Kimco Realty Corp.                                1,176        44,570
ProLogis                                          2,059        56,211
Public Storage Inc.                               1,273        43,117
Simon Property Group Inc.                         3,945       153,973
SL Green Realty Corp.                            10,101       352,424
Vornado Realty Trust                              3,019       131,628
                                                          -----------
                                                            2,354,006
                                                          -----------
RETAIL (3.61%)
Aeropostale Inc. (1)                                400         8,592
Amazon.com Inc. (1)                               2,388        87,138
American Eagle Outfitters Inc. (1)                  475         8,712
AnnTaylor Stores Corp. (1)                          325         9,409
AutoNation Inc. (1)                               6,991       109,899
AutoZone Inc. (1)                                 1,427       108,409
Bed Bath & Beyond Inc. (1)                        5,147       199,755
Best Buy Co. Inc. (1)                             4,844       212,748
Big Lots Inc. (1)                                   736        11,069
BJ's Wholesale Club Inc. (1)                      1,414        21,295
Bob Evans Farms Inc.                                297         8,206
Brinker International Inc. (1)                    2,708        97,542
Burlington Coat Factory Warehouse Corp.             714        12,781
CarMax Inc. (1)                                   1,565        47,185
Cash America International Inc.                   8,518       112,608
Cato Corp. Class A                                  385         8,116
Christopher & Banks Corp. (1)                       286        10,579
Circuit City Stores Inc.                          4,986        43,877
Claire's Stores Inc.                                283         7,177
Coach Inc. (1)                                    1,203        59,837
CVS Corp.                                         6,427       180,149
Darden Restaurants Inc.                           4,658        88,409
Dollar General Corp.                              5,817       106,218

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Dollar Tree Stores Inc. (1)                      3,147   $    99,854
eBay Inc. (1)                                    4,619       481,207
Edison Brothers Stores Warrants
   (Expires 09/26/2005) (1)(2)                      16            --
Family Dollar Stores Inc.                        2,603        99,304
Federated Department Stores Inc.                 2,702        99,569
Gap Inc. (The)                                  14,928       280,049
Group 1 Automotive Inc. (1)                        253         8,200
Home Depot Inc.                                 34,281     1,135,387
Kohls Corp. (1)                                  4,720       242,514
Limited Brands Inc.                              9,715       150,583
Lowe's Companies Inc.                           11,430       490,919
May Department Stores Co. (The)                  3,851        85,723
McDonald's Corp.                                17,681       390,043
Men's Wearhouse Inc. (The) (1)                     452         9,876
MSC Industrial Direct Co. Inc. Class A (1)         389         6,963
Nordstrom Inc.                                   4,431        86,493
Office Depot Inc. (1)                            6,641        96,361
Outback Steakhouse Inc.                          2,144        83,616
Pacific Sunwear of California Inc. (1)             321         7,733
Payless ShoeSource Inc. (1)                      4,911        61,388
Penney (J.C.) Co. Inc. (Holding Co.)             4,206        70,871
Pier 1 Imports Inc.                              2,907        59,303
RadioShack Corp.                                 3,984       104,819
Regis Corp.                                        337         9,790
Rite Aid Corp. (1)                               6,847        30,469
Ross Stores Inc.                                 2,090        89,327
Ruby Tuesday Inc.                                  615        15,209
Saks Inc. (1)                                    4,626        44,872
Sears, Roebuck and Co.                           3,676       123,661
Sonic Automotive Inc. (1)                          542        11,875
Sports Resorts International Inc. (1)            1,135         5,516
Staples Inc. (1)                                 7,889       144,763
Starbucks Corp. (1)                              6,990       171,395
Target Corp.                                    12,443       470,843
Tiffany & Co.                                    3,695       120,753
TJX Companies Inc.                               9,408       177,247
Toys R Us Inc. (1)                               4,822        58,443
United Auto Group Inc. (1)                         416         9,060
Walgreen Co.                                    14,765       444,427
Wal-Mart Stores Inc.                            61,933     3,323,944
Wendy's International Inc.                       2,987        86,533
Yum! Brands Inc. (1)                             5,366       158,619
Zale Corp. (1)                                   2,840       113,600
                                                         -----------
                                                          11,320,831
                                                         -----------
SEMICONDUCTORS (1.56%)
Advanced Micro Devices Inc. (1)                  6,026        38,627
Altera Corp. (1)                                 6,508       106,731
Analog Devices Inc. (1)                          5,277       183,745
Applied Materials Inc. (1)                      21,621       342,909
Applied Micro Circuits Corp. (1)                 6,014   $    36,385
Broadcom Corp. Class A (1)                       3,676        91,569
Conexant Systems Inc. (1)                       30,027       123,111
Cree Inc. (1)                                    2,714        44,184
Cypress Semiconductor Corp. (1)                  3,327        39,924
Integrated Device Technology Inc. (1)            3,818        42,189
Intel Corp.                                     92,465     1,921,793
International Rectifier Corp. (1)                1,299        34,839
Intersil Corp. Class A (1)                       1,900        50,559
KLA-Tencor Corp. (1)                             2,989       138,959
Lam Research Corp. (1)                           3,733        67,978
Lattice Semiconductor Corp. (1)                  2,510        20,657
Linear Technology Corp.                          4,424       142,497
LSI Logic Corp. (1)                              6,050        42,834
Maxim Integrated Products Inc.                   4,746       162,266
Microchip Technology Inc.                        2,842        69,998
Micron Technology Inc. (1)                       9,078       105,577
Mykrolis Corp. (1)                               5,198        52,760
National Semiconductor Corp. (1)                 2,647        52,199
Novellus Systems Inc. (1)                        2,240        82,031
NVIDIA Corp. (1)                                 2,468        56,789
PMC-Sierra Inc. (1)                              3,800        44,574
QLogic Corp. (1)                                 1,155        55,821
Rambus Inc. (1)                                  2,199        36,437
Skyworks Solutions Inc. (1)                      2,169        14,684
Teradyne Inc. (1)                                3,212        55,600
Texas Instruments Inc.                          24,716       435,002
TriQuint Semiconductor Inc. (1)                  2,598        10,808
Varian Semiconductor Equipment
   Associates Inc. (1)                           1,767        52,586
Vitesse Semiconductor Corp. (1)                  4,520        22,238
Xilinx Inc. (1)                                  5,016       126,955
                                                         -----------
                                                           4,905,815
                                                         -----------
SOFTWARE (2.61%)
Adobe Systems Inc.                               4,537       145,502
Akamai Technologies Inc. (1)                    18,014        86,107
Ariba Inc. (1)                                   2,516         7,473
Autodesk Inc.                                    4,484        72,461
Automatic Data Processing Inc.                   8,500       287,810
BEA Systems Inc. (1)                             6,608        71,763
BMC Software Inc. (1)                            6,043        98,682
Cadence Design Systems Inc. (1)                  5,858        70,647
Certegy Inc. (1)                                 2,060        57,165
CheckFree Corp. (1)                              1,383        38,503
ChoicePoint Inc. (1)                             2,265        78,188
Citrix Systems Inc. (1)                          4,059        82,641
Computer Associates International Inc.           9,739       216,985
Compuware Corp. (1)                              6,574        37,932
DoubleClick Inc. (1)                             2,130        19,703
Edwards (J.D.) & Co. (1)                           652         9,343
eFunds Corp. (1)                                 2,862        32,999

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares     Value
                                                -------   ----------
U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Electronic Arts Inc. (1)                          2,064   $  152,715
First Data Corp.                                 10,741      445,107
Fiserv Inc. (1)                                   3,650      129,977
Global Payments Inc.                                243        8,627
IMS Health Inc.                                   4,946       88,979
Intuit Inc. (1)                                   3,461      154,118
Macromedia Inc. (1)                               2,463       51,822
Mercury Interactive Corp. (1)                     1,904       73,513
Micromuse Inc. (1)                                1,824       14,574
Microsoft Corp.                                 150,918    3,865,010
Network Associates Inc. (1)                       3,882       49,224
Novell Inc. (1)                                   6,488       19,983
Oracle Corp. (1)                                 75,901      912,330
Parametric Technology Corp. (1)                   5,101       15,558
PeopleSoft Inc. (1)                               5,599       98,486
RealNetworks Inc. (1)                             1,767       11,980
Reynolds & Reynolds Co. (The) Class A             3,534      100,931
Siebel Systems Inc. (1)                           8,041       76,711
Sybase Inc. (1)                                   4,950       68,855
Symantec Corp. (1)                                2,439      106,975
TIBCO Software Inc. (1)                           4,024       20,482
webMethods Inc. (1)                               2,501       20,333
Yahoo! Inc. (1)                                   8,633      282,817
                                                          ----------
                                                           8,183,011
                                                          ----------
TELECOMMUNICATION EQUIPMENT (0.42%)
Advanced Fibre Communications Inc. (1)            2,745       44,661
American Tower Corp. Class A (1)                  5,226       46,250
Andrew Corp. (1)                                  3,059       28,143
Avaya Inc. (1)                                    6,795       43,896
CIENA Corp. (1)                                   6,022       31,254
Comverse Technology Inc. (1)                      3,074       46,202
Harris Corp.                                      1,603       48,170
JDS Uniphase Corp. (1)                           23,428       82,232
Motorola Inc.                                    35,637      336,057
QUALCOMM Inc.                                    10,451      373,623
RF Micro Devices Inc. (1)                         3,041       18,307
Scientific-Atlanta Inc.                           3,815       90,950
Sonus Networks Inc. (1)                          12,056       60,642
Sycamore Networks Inc. (1)                        1,698        6,503
Tellabs Inc. (1)                                  7,394       48,579
                                                          ----------
                                                           1,305,469
                                                          ----------
TELECOMMUNICATIONS (0.98%)
AT&T Wireless Services Inc. (1)                  44,595      366,125
Charter Communications Inc. Class A (1)           4,144       16,452
Citizens Communications Co. (1)                   6,591       84,958
Corning Inc. (1)                                 16,334      120,708
Cox Communications Inc. Class A (1)               2,252       71,839
Crown Castle International Corp. (1)              2,641       20,521
EchoStar Communications Corp. (1)                 3,398   $  117,639
Emulex Corp. (1)                                  1,654       37,662
General Motors Corp. Class H (1)                 12,486      159,946
InterDigital Communications Corp. (1)               322        7,525
Level 3 Communications Inc. (1)                   5,588       37,104
Newport Corp. (1)                                 2,512       37,178
Nextel Communications Inc. Class A (1)           13,155      237,842
Powerwave Technologies Inc. (1)                   1,444        9,054
Price Communications Corp. (1)                      797       10,289
Qwest Communications International Inc. (1)      29,649      141,722
Sprint Corp. (PCS Group) (1)                     16,803       96,617
Verizon Communications Inc.                      38,007    1,499,376
                                                          ----------
                                                           3,072,557
                                                          ----------
TELEPHONE (0.83%)
Alltel Corp.                                      5,515      265,933
AT&T Corp.                                        9,086      174,906
BellSouth Corp.                                  25,103      668,493
CenturyTel Inc.                                   1,940       67,609
Cincinnati Bell Inc. (1)                          5,614       37,614
SBC Communications Inc.                          45,284    1,157,006
Sprint Corp. (FON Group)                         12,700      182,880
Telephone & Data Systems Inc.                       932       46,320
                                                          ----------
                                                           2,600,761
                                                          ----------
TEXTILES (0.06%)
Cintas Corp.                                      3,666      129,923
Mohawk Industries Inc. (1)                          697       38,704
Polo Ralph Lauren Corp.                             328        8,459
                                                          ----------
                                                             177,086
                                                          ----------
TOBACCO (0.47%)
Altria Group Inc.                                27,926    1,268,957
Loews Corporation - Carolina Group                  413       11,151
R.J. Reynolds Tobacco Holdings Inc.               1,961       72,969
Universal Corp.                                     324       13,705
UST Inc.                                          2,715       95,106
                                                          ----------
                                                           1,461,888
                                                          ----------
TOYS / GAMES / HOBBIES (0.07%)
Hasbro Inc.                                       4,495       78,618
Mattel Inc.                                       7,798      147,538
                                                          ----------
                                                             226,156
                                                          ----------
TRANSPORTATION (0.63%)
Burlington Northern Santa Fe Corp.                3,910      111,200
CNF Inc.                                          2,182       55,379
CSX Corp.                                         1,989       59,849

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   ------------
U.S. COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
Expeditors International Washington Inc.          1,276   $     44,201
FedEx Corp.                                       4,567        283,291
Kansas City Southern Industries Inc. (1)          4,545         54,676
Landstar System Inc. (1)                          1,625        102,131
Norfolk Southern Corp.                            5,202         99,878
Union Pacific Corp.                               2,819        163,558
United Parcel Service Inc. Class B               15,940      1,015,378
                                                          ------------
                                                             1,989,541
                                                          ------------
TRUCKING & LEASING (0.02%)
GATX Corp.                                        2,959         48,380
                                                          ------------
WATER (0.05%)
Connecticut Water Service Inc.                    2,671         68,244
Middlesex Water Co.                               2,970         73,181
                                                          ------------
                                                               141,425
                                                          ------------
TOTAL U.S. COMMON STOCKS
(Cost: $174,767,293)                                       152,975,591
                                                          ------------

INTERNATIONAL COMMON STOCKS (15.98%)

AUSTRALIA (0.91%)
Coles Myer Ltd. ADR                              10,219        381,169
National Australia Bank ADR                       5,471        614,120
Newcrest Mining Ltd.                             34,883        178,966
News Corporation Ltd. ADR                         8,429        255,146
Rio Tinto PLC ADR                                 7,215        552,308
Westpac Banking Corp. Ltd. ADR                   16,195        885,543
                                                          ------------
                                                             2,867,252
                                                          ------------
DENMARK (0.21%)
Novo-Nordisk A/S ADR                             10,309        357,413
TDC A/S ADR                                      20,900        316,635
                                                          ------------
                                                               674,048
                                                          ------------
FINLAND (0.33%)
Nokia OYJ                                         9,561        157,444
Nokia OYJ ADR                                    41,416        680,465
Stora Enso OYJ Class R                           16,832        188,071
                                                          ------------
                                                             1,025,980
                                                          ------------
FRANCE (1.42%)
Alcatel SA ADR (1)                               23,097        206,718
Autoroutes du Sud de la France SA                   647         18,909
Aventis SA ADR                                   14,219        777,779
AXA ADR                                          42,045        656,322
BNP Paribas SA                                    1,358   $     69,006
Business Objects SA (1)                             439          9,790
Cap Gemini SA (1)                                   324         11,504
Carrefour SA                                      2,100        102,924
Compagnie de Saint-Gobain SA                        780         30,696
European Aeronautic Defence and Space Co.         1,051         12,890
France Telecom SA (1)                             1,803         44,225
France Telecom SA ADR                             4,784        117,926
Groupe Wanadoo SA (1)                             3,331         22,301
Lafarge SA                                          179         10,490
L'Oreal SA                                        7,421        523,245
LVMH Moet Hennessy Louis Vuitton SA              10,094        500,635
Renault SA                                          626         33,097
Sanofi-Synthelabo SA                                600         35,140
STMicroelectronics NV                             2,000         41,938
Suez SA                                           2,116         33,679
Total SA                                         14,341      1,087,048
Valeo SA                                            331         11,479
Vivendi Universal SA ADR (1)                      7,022        129,486
                                                          ------------
                                                             4,487,227
                                                          ------------
GERMANY (1.02%)
Allianz AG                                          700         58,182
DaimlerChrysler AG                               16,229        563,471
Deutsche Bank AG                                  2,250        145,932
Deutsche Telekom AG ADR (1)                      25,311        384,727
E.ON AG                                          12,825        659,354
Infineon Technologies AG (1)                      1,346         13,015
Marschollek, Lautenschlaeger und
   Partner AG (1)                                   773         11,540
Muenchener Rueckversicherungs-Gesellschaft AG       226         23,041
RWE AG                                           13,510        407,869
SAP AG                                              463         54,604
SAP AG ADR                                       11,445        334,423
Siemens AG                                       10,761        527,908
                                                          ------------
                                                             3,184,066
                                                          ------------
GREECE (0.00%)
Public Power Corp.                                  611         11,016
                                                          ------------
HONG KONG (0.17%)
ASM Pacific Technology Ltd.                      51,500        150,574
Bank of East Asia Ltd.                           78,800        155,616
Giordano International Ltd.                     150,000         46,646
Hang Lung Properties Ltd.                        26,000         23,506
Hong Kong Exchanges & Clearing Ltd.              18,000         25,852
Sino Land Co. Ltd.                              350,000        108,840
Wharf Holdings Ltd.                               9,000         17,312
                                                          ------------
                                                               528,346
                                                          ------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares      Value
                                                -------   -----------
INTERNATIONAL COMMON STOCKS (Cont.)

IRELAND (0.17%)
Allied Irish Banks PLC ADR                       18,163   $   543,255
                                                          -----------
ITALY (0.59%)
Assicurazioni Generali SpA                        7,000       162,216
Benetton Group SpA ADR                           15,905       334,005
Eni SpA                                           8,227       124,423
ENI-Ente Nazionale Idrocarburi SpA ADR            7,224       549,313
Fiat SpA ADR (1)                                 21,073       151,304
San Paolo-IMI SpA ADR                            28,328       533,133
                                                          -----------
                                                            1,854,394
                                                          -----------
JAPAN (3.55%)
Anritsu Corp. (1)                                12,000        65,459
Asatsu-DK Inc.                                    5,500        98,480
Bridgestone Corp.                                 2,000        27,150
Canon Inc. ADR                                    8,640       394,416
CSK Corp.                                         3,000        81,699
Daicel Chemical Industries Ltd.                  31,000        98,364
Daimaru Inc. (The)                               24,000        96,340
Fuji Photo Film Co. Ltd. ADR                      9,554       275,251
Fujikura Ltd.                                    13,000        42,873
Gunma Bank Ltd.                                  14,000        63,660
Hitachi Cable Ltd.                               15,000        40,475
Hitachi Ltd. ADR                                  5,544       234,511
Honda Motor Company Ltd. ADR                     16,116       307,010
Ito-Yokado Co. Ltd. ADR (2)                       6,819       162,838
Japan Airlines System Corp. ADR                  17,084       182,059
JFE Holdings Inc.                                 7,900       118,426
JGC Corp.                                        14,000        94,208
JSR Corp.                                        10,000       121,507
Kaken Pharmaceutical Co. Ltd.                    20,000       107,266
Katokichi Co. Ltd.                                7,800       132,842
Kikkoman Corp.                                   28,000       184,918
Kinden Corp.                                     41,000       137,606
Kirin Brewery Co. Ltd. ADR                       80,800       562,368
Kubota Corp. ADR                                 18,584       251,813
Kurita Water Industries Ltd.                     10,500       116,215
Kyocera Corp. ADR                                 2,671       152,247
Makita Corp. ADR                                 11,884        93,884
Matsushita Electric Industrial Co. Ltd. ADR      29,617       297,651
Meitec Corp.                                      4,500       136,790
Millea Holdings Inc.                                 14       107,033
Millea Holdings Inc. ADR                         11,943       459,089
Mitsubishi Corp. ADR                             23,108       315,424
Mitsubishi Gas Chemical Co. Inc.                 46,000        97,306
Mitsui & Co. ADR                                  3,265       321,603
Mitsui Engineering & Shipbuilding Co. Ltd.       67,000        84,256
Mitsui O.S.K. Lines Ltd.                         34,000       103,352
Mitsui Trust Holdings Inc. (1)                   55,000       120,924
Mitsumi Electric Co. Ltd.                         7,100   $    73,380
Namco Ltd.                                        5,700        90,953
NEC Corp. ADR                                    23,721       119,554
Nichirei Corp.                                   42,000       146,558
Nikon Corp. (1)                                   7,000        57,656
Nippon Sanso Corp.                               31,000        99,654
Nippon Telegraph & Telephone Corp. ADR           15,712       311,098
Nishimatsu Construction Co. Ltd.                 49,000       166,496
Nissan Chemical Industries Ltd.                  18,000        96,240
Nissan Motor Co. Ltd. ADR                        15,513       292,420
Nomura Holdings Inc.                              4,000        50,768
NTT DoCoMo Inc.                                     137       296,648
Oki Electric Industry Co. Ltd. (1)               37,000       106,000
Pioneer Corp. ADR                                 7,850       178,745
Q.P. Corp.                                       22,500       177,639
Ricoh Corp. Ltd. ADR                              2,589       216,829
Rohm Co. Ltd.                                     1,500       163,523
Sekisui Chemical Co. Ltd.                        48,000       162,299
Seven-Eleven Japan Co. Ltd.                       2,000        49,802
77 Bank Ltd. (The)                               10,000        45,388
Showa Denko K.K. (1)                             49,000        85,288
Softbank Corp.                                    3,300        62,523
Sony Corp. ADR                                    7,740       216,720
Sumitomo Metal Industries Ltd.                  169,000       116,819
Sumitomo Metal Mining Co. Ltd.                   11,000        42,140
Suruga Bank Ltd. (The)                            8,000        46,038
Takeda Chemical Industries Ltd.                     500        18,447
Takuma Co. Ltd                                   25,000       121,591
Teikoku Oil Co. Ltd.                             42,000       137,114
Toda Corp.                                       50,000       107,433
Tokyo Electric Power Co. Inc. (The)               3,000        57,339
Toyota Motor Corp.                                1,000        25,900
Toyota Motor Corp. ADR                            9,697       502,305
Ube Industries Ltd.                              51,000        75,178
Yamazaki Baking Co. Ltd.                         24,000       152,904
Yokogawa Electric Corp.                          15,000       115,803
                                                          -----------
                                                           11,072,505
                                                          -----------
NETHERLANDS (1.20%)
Abn Amro Holding NV ADR                          42,781       816,689
Aegon NV ADR                                     22,161       222,496
Akzo Nobel NV ADR                                12,353       329,207
ING Groep NV                                      1,218        21,162
ING Groep NV ADR                                 15,416       270,242
Koninklijke Ahold NV ADR                         30,081       251,778
Koninklijke KPN NV (1)                            7,193        50,965
Koninklijke Philips Electronics NV NY Shares     22,377       427,624
Reed Elsevier NV ADR                             22,113       525,184

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares       Value
                                                -------   ------------
INTERNATIONAL COMMON STOCKS (Cont.)

NETHERLANDS (Cont.)
Royal Dutch Petroleum Co.                        17,386   $    806,994
                                                          ------------
                                                             3,722,341
                                                          ------------
NEW ZEALAND (0.06%)
Telecom Corp. of New Zealand Ltd. ADR             7,975        194,271
                                                          ------------
NORWAY (0.00%)
Gjensidige NOR ASA                                  418         14,622
                                                          ------------
PANAMA (0.12%)
Carnival Corp.                                   11,870        385,894
                                                          ------------
PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                 14,551        129,504
                                                          ------------
SINGAPORE (0.19%)
Chartered Semiconductor
   Manufacturing Ltd. ADR (1)                     1,909          9,831
Neptune Orient Lines Ltd. (1)                   120,000        100,852
Parkway Holdings Ltd.                           211,000         93,458
Singapore Exchange Ltd.                         197,000        153,260
SMRT Corp. Ltd.                                 335,000        117,944
ST Assembly Test Services Ltd. (1)               64,000         62,147
Venture Corp. Ltd.                                6,000         54,855
                                                          ------------
                                                               592,347
                                                          ------------
SPAIN (0.77%)
Banco Bilbao Vizcaya Argentaria SA ADR           41,026        430,363
Banco Santander Central Hispano SA ADR          101,283        893,316
Repsol YPF SA ADR                                24,863        402,035
Telefonica SA                                     6,336         73,560
Telefonica SA ADR                                17,784        614,793
                                                          ------------
                                                             2,414,067
                                                          ------------
SWEDEN (0.19%)
ASSA Abloy AB Class B                             1,056         10,224
Hennes & Mauritz AB Class B                       1,098         25,238
Modern Times Group AB Class B (1)                   906         13,921
OM AB                                             2,725         19,404
Svenska Cellulosa AB Class B                     10,768        367,903
Telefonaktiebolaget LM Ericsson AB ADR (1)       10,924        116,122
Telefonaktiebolaget LM Ericsson AB
   Class B (1)                                   23,786         25,554
WM-Data AB Class B (1)                            6,872         10,473
                                                          ------------
                                                               588,839
                                                          ------------
SWITZERLAND (1.22%)
Adecco SA ADR                                    29,005        303,102
Centerpulse ADR                                   9,711   $    262,197
Credit Suisse Group                               7,486        197,022
Kudelski SA - Bearer (1)                          1,347         24,413
Nestle SA                                         4,045        834,652
Novartis AG                                      29,463      1,165,861
Swiss Re                                          2,422        134,193
UBS AG - Registered                              12,436        691,781
Zurich Financial Services AG (1)                  1,341        159,884
                                                          ------------
                                                             3,773,105
                                                          ------------
UNITED KINGDOM (3.82%)
ARM Holdings PLC (1)                             22,819         25,229
AstraZeneca PLC ADR                              22,275        908,152
BAE Systems PLC                                  13,711         32,241
Barclays PLC ADR (3)                             29,055        869,326
BHP Billiton PLC                                 44,433        233,894
BP PLC                                           84,389        585,217
BP PLC ADR                                       22,914        962,846
British American Tobacco PLC                      3,780         42,883
British Sky Broadcasting PLC ADR (1)              6,827        307,898
British Telecom PLC ADR                          14,358        483,290
Cadbury Schweppes PLC ADR                        28,624        692,128
Centrica PLC                                     15,000         43,502
Diageo PLC ADR                                   22,388        979,699
GlaxoSmithKline PLC ADR                          35,085      1,422,346
Hanson PLC ADR                                   15,682        443,173
HBOS PLC                                          8,823        114,218
Hong Kong & Shanghai Banking ADR                 10,802        638,506
HSBC Holdings PLC                                60,201        711,279
International Power PLC (1)                      10,297         21,962
National Grid Transco PLC                        10,120         68,635
Reuters Group PLC ADR                             6,052        106,394
Royal Bank of Scotland Group PLC                 30,801        864,047
Scottish Power PLC                                2,816         16,914
Shell Transport & Trading Co. PLC                23,700        156,434
Tesco PLC                                        10,624         38,437
Unilever PLC                                      4,892         38,950
Vodafone Group PLC ADR                           62,167      1,221,582
                                                          ------------
                                                            12,029,182
                                                          ------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $63,985,929)                                         50,092,261
                                                          ------------
TOTAL COMMON STOCKS
(Cost: $238,753,222)                                       203,067,852
                                                          ------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                 Shares or
                                                 principal
                                                   amount         Value
                                                -----------   ------------
U.S. GOVERNMENT OBLIGATIONS (33.52%)

U.S. Treasury Bonds
    5.38%, 02/15/2031                           $ 6,530,000   $  7,353,139
    8.00%, 11/15/2021                             1,000,000      1,448,711
   10.38%, 11/15/2012                             3,000,000      3,996,210

U.S. Treasury Notes
    1.50%, 02/28/2005                               970,000        974,661
    1.63%, 01/31/2005                               960,000        966,600
    1.63%, 04/30/2005                             3,510,000      3,533,033
    1.88%, 09/30/2004                             5,350,000      5,402,665
    2.00%, 05/15/2006                             4,705,000      4,754,991
    2.25%, 07/31/2004                             3,990,000      4,041,591
    3.25%, 08/15/2007                             1,370,000      1,429,777
    3.88%, 02/15/2013                               960,000        987,862
    4.00%, 11/15/2012                             1,930,000      2,008,331
    4.38%, 05/15/2007                             5,970,000      6,485,844
    4.63%, 05/15/2006                             7,540,000      8,173,533
    4.75%, 11/15/2008                             3,620,000      4,012,969
    4.88%, 02/15/2012                             1,830,000      2,034,159
    5.00%, 02/15/2011                             6,110,000      6,858,237
    5.00%, 08/15/2011                             1,810,000      2,030,311
    5.63%, 05/15/2008                             5,060,000      5,800,814
    5.88%, 11/15/2005                             7,760,000      8,562,982
    6.00%, 08/15/2004                             2,300,000      2,426,679
    6.50%, 05/15/2005                             8,290,000      9,091,801
    6.50%, 02/15/2010                             3,770,000      4,573,628
    6.75%, 05/15/2005                             6,420,000      7,070,275
    7.88%, 11/15/2004                             1,000,000      1,091,367
                                                              ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $102,788,840)                                           105,110,170
                                                              ------------
SHORT TERM INSTRUMENTS (24.40%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (4)                      44,653,996     44,653,996
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (4)                                    12,043,913     12,043,913
BlackRock Temp Cash Money Market Fund (4)           607,365        607,365
Short Term Investment Co. - Liquid Assets
   Money Market Portfolio (4)                     3,158,151      3,158,151
Short Term Investment Co. - Prime Money
   Market Portfolio, Institutional Shares (4) 1,338,213 1,338,213 Abbey National Treasury Services PLC, Time
   Deposit,
   1.38%, 07/012003 (4)                         $   802,928        802,928
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                        $   669,006   $    669,006
Canadian Imperial Bank of Commerce, Floating
   Rate Note,
   1.07%, 10/30/2003 (4)                            535,285        535,285
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                            588,784        588,784
   1.31%, 05/24/2004 (4)                          1,338,079      1,338,079
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                          1,338,012      1,338,012
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                            669,106        669,106
HBOS Treasury Services PLC, Floating Rate
   Note,
   1.27%, 06/24/2004 (4)                          1,338,213      1,338,213
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                            267,643        267,643
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                            669,073        669,073
   1.22%, 04/13/2004 (4)                            669,073        669,073
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                            668,972        668,972
   1.08%, 03/29/2004 (4)                            669,106        669,106
   1.29%, 05/04/2004 (4)                            669,073        669,073
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                          1,338,146      1,338,146
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                            669,106        669,106
   1.14%, 05/17/2004 (4)                            802,928        802,928
                                                              ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $76,507,887)                                             76,507,887
                                                              ------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                  Shares or
                                                  principal
                                                    amount        Value
                                                  ---------   ------------
REPURCHASE AGREEMENTS (0.30%)
Bank of America NA Repurchase Agreement,
   dated 06/30/2003, due 07/01/2003, with
   an effective yield of 1.30%. (4)               $ 669,106   $    669,106
Merrill Lynch Government Securities Inc.
   Repurchase Agreement, dated 06/30/2003,
   due 07/01/2003, with an effective yield
   of 1.38%. (4)                                    267,643        267,643
                                                              ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $936,749)                                                   936,749
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES (122.98%)
(Cost $418,986,698)                                            385,622,658

OTHER ASSETS, NET OF LIABILITIES (-22.98%)                     (72,057,708)
                                                              ------------
NET ASSETS (100.00%)                                          $313,564,950
                                                              ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
COMMON STOCKS (75.90%)

U.S. COMMON STOCKS (57.33%)

ADVERTISING (0.13%)
Harte-Hanks Inc.                                 1,320   $   25,081
Interpublic Group of Companies Inc.              3,501       46,843
Omnicom Group Inc.                               1,363       97,727
                                                         ----------
                                                            169,651
                                                         ----------
AEROSPACE / DEFENSE (0.78%)
Alliant Techsystems Inc. (1)                       283       14,691
Boeing Co. (The)                                 6,608      226,787
General Dynamics Corp.                           1,630      118,175
Goodrich (B.F.) Co.                              1,107       23,247
L-3 Communications Holdings Inc. (1)               482       20,962
Lockheed Martin Corp.                            2,955      140,569
Northrop Grumman Corp.                           1,323      114,162
Raytheon Co.                                     3,127      102,691
Rockwell Collins Inc.                            1,815       44,703
United Technologies Corp.                        3,328      235,722
                                                         ----------
                                                          1,041,709
                                                         ----------
AIRLINES (0.11%)
AMR Corp. (1)                                    1,274       14,014
Continental Airlines Inc. Class B (1)              486        7,275
Delta Air Lines Inc.                             1,828       26,835
Northwest Airlines Corp. (1)                     1,001       11,301
Southwest Airlines Co.                           4,697       80,788
                                                         ----------
                                                            140,213
                                                         ----------
APPAREL (0.18%)
Jones Apparel Group Inc. (1)                     1,246       36,458
Liz Claiborne Inc.                               1,436       50,619
Nike Inc. Class B                                2,254      120,566
VF Corp.                                         1,083       36,790
                                                         ----------
                                                            244,433
                                                         ----------
AUTO MANUFACTURERS (0.29%)
Ford Motor Company                              13,253      145,650
General Motors Corp.                             3,972      142,992
Navistar International Corp. (1)                 1,106       36,089
PACCAR Inc.                                        977       66,006
                                                         ----------
                                                            390,737
                                                         ----------
AUTO PARTS & EQUIPMENT (0.08%)
Dana Corp.                                       1,629       18,831
Delphi Corp.                                     4,186       36,125
Goodyear Tire & Rubber Co (The)                  2,652       13,923
Lear Corp. (1)                                     374       17,211
Visteon Corp.                                    3,065       21,057
                                                         ----------
                                                            107,147
                                                         ----------
BANKS (4.62%)
AmSouth Bancorp                                  3,431   $   74,933
Associated Bancorp                               1,388       51,189
Bank of America Corp.                           10,038      793,303
Bank of Hawaii Corp. (a)                         1,383       45,846
Bank of New York Co. Inc. (The)                  4,966      142,773
Bank One Corp.                                   7,276      270,522
Banknorth Group Inc.                             1,030       26,286
BB&T Corp.                                       3,035      104,100
Century Bancorp Inc. Class A                     1,609       47,916
Charter One Financial Inc.                       1,778       55,438
Citizens Banking Corp.                           1,700       45,509
City National Corp.                                625       27,850
Comerica Inc.                                    1,610       74,865
Commerce Bancorp Inc.                              817       30,311
Commerce Bancshares Inc.                         1,368       53,284
Compass Bancshares Inc.                          1,491       52,081
Eastern Virginia Bankshares                      1,460       33,507
Fifth Third Bancorp                              4,210      241,401
First Citizens Banc Corp.                        1,399       36,304
First State Bancorp                              1,606       44,181
First Tennessee National Corp.                     993       43,603
First Virginia Banks Inc.                        1,308       56,401
FleetBoston Financial Corp.                      7,871      233,847
Golden West Financial Corp.                        912       72,969
GreenPoint Financial Corp.                         562       28,628
Heartland Financial USA Inc.                        42        1,352
Hibernia Corp. Class A                           1,646       29,891
Hudson United Bancorp                            2,000       68,300
Huntington Bancshares Inc.                       2,058       40,172
KeyCorp                                          2,953       74,622
M&T Bank Corp.                                     884       74,450
Marshall & Ilsley Corp.                          1,933       59,111
Mellon Financial Corp.                           2,281       63,298
Mercantile Bankshares Corp.                      1,219       48,004
Nara Bancorp Inc.                                2,216       42,104
National City Corp.                              4,425      144,742
National Commerce Financial Corp.                2,695       59,802
New York Community Bancorp Inc.                  2,803       81,539
North Fork Bancorp Inc.                          1,406       47,888
Northern Trust Corp.                             1,350       56,416
Old Point Financial Corp.                          491       14,391
PNC Financial Services Group                     1,820       88,834
Popular Inc.                                       957       36,931
Regions Financial Corp.                          1,892       63,912
Sky Financial Group Inc.                         2,008       43,614
SouthTrust Corp.                                 2,916       79,315
Sovereign Bancorp Inc.                           1,825       28,561
State Street Corp.                               2,408       94,875
SunTrust Banks Inc.                              2,138      126,869
Synovus Financial Corp.                          1,821       39,152
TCF Financial Corp.                                743       29,601
Trustmark Corp.                                  1,344       34,232
U.S. Bancorp                                    13,714      335,993

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
UCBH Holdings Inc.                               3,839   $  110,103
Union Planters Corp.                             1,046       32,457
UnionBanCal Corp.                                  670       27,718
Valley National Bancorp                          2,416       63,662
Wachovia Corp.                                   8,763      350,169
Washington Federal Inc.                          2,879       66,591
Washington Mutual Inc.                           5,876      242,679
Wells Fargo & Company                           11,701      589,730
Wilmington Trust Corp.                           1,088       31,933
Zions Bancorporation                               939       47,523
                                                         ----------
                                                          6,157,583
                                                         ----------
BEVERAGES (1.32%)
Anheuser-Busch Companies Inc.                    4,735      241,722
Brown-Forman Corp. Class B                         755       59,358
Coca-Cola Co. (The)                             17,457      810,179
Coca-Cola Enterprises Inc.                       3,770       68,425
Coors (Adolf) Company Class B                      287       14,057
Pepsi Bottling Group Inc.                        1,843       36,897
PepsiAmericas Inc.                                 797       10,010
PepsiCo Inc.                                    11,716      521,362
                                                         ----------
                                                          1,762,010
                                                         ----------
BIOTECHNOLOGY (0.79%)
Amgen Inc. (1)                                   9,223      612,776
Applera Corp. - Celera Genomics Group (1)        1,576       16,264
Biogen Inc. (1)                                  1,101       41,838
Cephalon Inc. (1)                                  506       20,827
Chiron Corp. (1)                                 1,477       64,574
CuraGen Corp. (1)                                1,146        6,360
Genentech Inc. (1)                               1,734      125,056
Genzyme Corp. - General Division. (1)            1,667       69,681
IDEC Pharmaceuticals Corp. (1)                   1,041       35,394
Millennium Pharmaceuticals Inc. (1)              3,438       54,080
                                                         ----------
                                                          1,046,850
                                                         ----------
BUILDING MATERIALS (0.12%)
American Standard Companies Inc. (1)               508       37,556
Masco Corp.                                      3,690       88,006
Vulcan Materials Co.                               910       33,734
                                                         ----------
                                                            159,296
                                                         ----------
CHEMICALS (0.81%)
Air Products & Chemicals Inc.                    1,500       62,400
Ashland Inc.                                       478       14,665
Cabot Corp.                                        809       23,218
Cabot Microelectronics Corp. (1)                   506       25,538
Crompton Corp.                                   1,379        9,722
Dow Chemical Co. (The)                           7,061      218,609
Du Pont (E.I.) de Nemours and Co.                7,001      291,522
Eastman Chemical Co.                               522   $   16,532
Engelhard Corp.                                  1,064       26,355
IMC Global Inc.                                  1,055        7,079
Lubrizol Corp.                                     831       25,753
Lyondell Chemical Co.                            1,089       14,734
Millennium Chemicals Inc.                          895        8,511
Monsanto Co.                                     1,786       38,649
Olin Corp.                                       1,597       27,309
PPG Industries Inc.                              1,029       52,211
Praxair Inc.                                       871       52,347
Rohm & Haas Co.                                  1,770       54,923
Sherwin-Williams Co. (The)                       1,202       32,310
Sigma-Aldrich Corp.                                741       40,147
Valspar Corp. (The)                                927       39,138
                                                         ----------
                                                          1,081,672
                                                         ----------
COAL (0.01%)
Massey Energy Co.                                  573        7,535
                                                         ----------
COMMERCIAL SERVICES (1.09%)
Actuant Corp. Class A. (1)                         726       34,354
Apollo Group Inc. Class A. (1)                   1,457       89,984
Arbitron Inc. (1)                                  775       27,667
Block (H & R) Inc.                               1,518       65,653
Career Education Corp. (1)                         562       38,452
Caremark Rx Inc. (1)                             2,138       54,904
Cendant Corp. (1)                                7,772      142,383
Concord EFS Inc. (1)                             3,992       58,762
Convergys Corp. (1)                              1,507       24,112
Deluxe Corp.                                       877       39,290
Donnelley (R.R.) & Sons Co.                      1,257       32,858
Dun & Bradstreet Corp. (1)                         981       40,319
Ecolab Inc.                                      1,978       50,637
Equifax Inc.                                     1,389       36,114
First Health Group Corp. (1)                     1,414       39,026
Hudson Highland Group Inc. (1)                     112        2,129
InterActiveCorp. (1)                             2,470       97,738
iPayment Holdings Inc. (1)                          98        2,339
Iron Mountain Inc. (1)                             847       31,415
Landauer Inc.                                      901       37,689
Manpower Inc.                                      988       36,645
McKesson Corp.                                   2,365       84,525
Monster Worldwide Inc. (1)                       1,500       29,595
Moody's Corp.                                    1,025       54,028
MPS Group Inc. (1)                               1,184        8,146
Paychex Inc.                                     2,375       69,611
Petroleum Helicopters Inc. (1)                   1,032       32,560
Quintiles Transnational Corp. (1)                1,523       21,611
Rent-A-Center Inc. (1)                             715       54,204
Robert Half International Inc. (1)               1,884       35,683
ServiceMaster Co. (The)                          2,527       27,039
Valassis Communications Inc. (1)                   788       20,267

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Viad Corp.                                       1,512   $   33,854
                                                         ----------
                                                          1,453,593
                                                         ----------
COMPUTERS (3.18%)
Affiliated Computer Services Inc.
   Class A. (1)                                    692       31,645
Apple Computer Inc. (1)                          3,046       58,240
Brocade Communications Systems Inc. (1)          2,788       16,421
Ceridian Corp. (1)                               1,531       25,981
Cisco Systems Inc. (1)                          49,501      826,172
Computer Sciences Corp. (1)                      1,335       50,890
Dell Computer Corp. (1)                         18,106      578,668
Diebold Inc.                                       693       29,972
DST Systems Inc. (1)                               819       31,122
Echelon Corp. (1)                                1,392       19,168
Electronic Data Systems Corp.                    3,348       71,815
Electronics For Imaging Inc. (1)                 1,077       21,852
EMC Corp. (1)                                   15,753      164,934
Enterasys Networks Inc. (1)                      3,377       10,232
FactSet Research Systems Inc.                      829       36,517
Fair Isaac Corp.                                   520       26,754
Gateway Inc. (1)                                 2,019        7,369
Hewlett-Packard Co.                             22,208      473,030
International Business Machines Corp.           12,269    1,012,192
Internet Security Systems Inc. (1)                 830       12,027
Juniper Networks Inc. (1)                        3,334       41,242
Lexmark International Inc. (1)                     999       70,699
Maxtor Corp. (1)                                 1,755       13,180
McDATA Corp. Class A. (1)                          787       11,545
Mentor Graphics Corp. (1)                        1,504       21,778
Mindspeed Technologies Inc. (1)                  3,449        9,312
NCR Corp. (1)                                      814       20,855
Network Appliance Inc. (1)                       2,864       46,425
Palm Inc. (1)                                    1,683       27,382
Quantum Corp. (1)                                1,386        5,613
RSA Security Inc. (1)                              545        5,859
SanDisk Corp. (1)                                1,699       68,555
Seagate Technology Inc. (2)                      2,893           --
Storage Technology Corp. (1)                     1,077       27,722
Sun Microsystems Inc. (1)                       22,723      104,526
SunGard Data Systems Inc. (1)                    2,364       61,251
Synopsys Inc. (1)                                  699       43,233
3Com Corp. (1)                                   3,048       14,265
Unisys Corp. (1)                                 1,914       23,504
VeriSign Inc. (1)                                1,825       25,240
Veritas Software Corp. (1)                       2,953       84,663
                                                         ----------
                                                          4,231,850
                                                         ----------
COSMETICS / PERSONAL CARE (1.21%)
Alberto-Culver Co. Class B                         828       42,311
Avon Products Inc.                               1,884      117,185
Colgate-Palmolive Co.                            3,780   $  219,051
Estee Lauder Companies Inc. Class A                728       24,410
Gillette Co. (The)                               7,032      224,040
International Flavors & Fragrances Inc.            921       29,408
Kimberly-Clark Corp.                             3,466      180,717
Procter & Gamble Co.                             8,751      780,414
                                                         ----------
                                                          1,617,536
                                                         ----------
DISTRIBUTION / WHOLESALE (0.20%)
CDW Corp. (1)                                      521       23,862
Costco Wholesale Corp. (1)                       3,323      121,622
Fastenal Co.                                       818       27,763
Genuine Parts Co.                                1,475       47,215
Grainger (W.W.) Inc.                               797       37,268
Tech Data Corp. (1)                                437       11,672
                                                         ----------
                                                            269,402
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES (4.83%)
American Express Co.                             9,429      394,226
American International Group Inc.               18,910    1,043,454
AmeriCredit Corp. (1)                            1,587       13,569
Bear Stearns Companies Inc. (The)                  670       48,521
Capital One Financial Corp.                      1,939       95,360
CIT Group Inc.                                   1,474       36,334
Citigroup Inc.                                  37,341    1,598,195
Citigroup Inc. Warrants
   (Expires 12/31/2050) (1)                        900          918
Countrywide Financial Corp.                      1,065       74,092
Edwards (A.G.) Inc.                              1,527       52,223
Fannie Mae                                       6,784      457,513
Federal Agricultural Mortgage Corp. (1)          1,118       24,987
Federated Investors Inc. Class B                 1,300       35,646
Financial Federal Corp. (1)                        903       22,033
Franklin Resources Inc.                          2,637      103,028
Freddie Mac                                      4,748      241,056
Gabelli Asset Management Inc. Class A (1)        1,457       52,598
Goldman Sachs Group Inc. (The)                   3,144      263,310
Janus Capital Group Inc.                         2,980       48,872
JP Morgan Chase & Co.                           14,925      510,136
Legg Mason Inc.                                    728       47,284
Lehman Brothers Holdings Inc.                    1,869      124,251
MBNA Corp.                                       8,931      186,122
Merrill Lynch & Co. Inc.                         6,613      308,695
Morgan Stanley                                   7,428      317,547
Neuberger Berman Inc.                              958       38,234
Providian Financial Corp. (1)                    2,006       18,576
Schwab (Charles) Corp. (The)                     9,519       96,047
SLM Corp.                                        3,072      120,330
T. Rowe Price Group Inc.                         1,553       58,626
                                                         ----------
                                                          6,431,783
                                                         ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

ELECTRIC (1.54%)
AES Corp. (The) (1)                              3,979   $   25,267
Ameren Corp.                                     1,042       45,952
American Electric Power Co. Inc.                 2,676       79,825
Calpine Corp. (1)                                2,946       19,444
CenterPoint Energy Inc.                          2,983       24,311
Cinergy Corp.                                    1,815       66,774
Consolidated Edison Inc.                         1,335       57,779
Constellation Energy Group Inc.                  1,802       61,809
Dominion Resources Inc.                          2,365      151,999
DTE Energy Co.                                   1,312       50,696
Duke Energy Corp.                                6,989      139,431
Edison International (1)                         3,010       49,454
Energy East Corp.                                1,011       20,988
Entergy Corp.                                    1,583       83,551
Exelon Corp.                                     2,512      150,243
FirstEnergy Corp.                                2,346       90,204
FPL Group Inc.                                   1,242       83,028
Hawaiian Electric Industries Inc.                1,106       50,710
NiSource Inc.                                    1,782       33,858
Northeast Utilities                              3,738       62,574
NSTAR                                            1,593       72,561
Pepco Holdings Inc.                              1,075       20,597
PG&E Corp. (1)                                   3,226       68,230
Pinnacle West Capital Corp.                        519       19,437
PPL Corp.                                        1,715       73,745
Progress Energy Inc.                             1,625       71,337
Public Service Enterprise Group Inc.             1,584       66,924
Reliant Resources Inc. (1)                       2,352       14,418
SCANA Corp.                                        734       25,162
Southern Company                                 5,061      157,701
Texas Genco Holdings Inc.                          149        3,464
TXU Corp.                                        1,956       43,912
Wisconsin Energy Corp.                             808       23,432
Xcel Energy Inc.                                 3,000       45,120
                                                         ----------
                                                          2,053,937
                                                         ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.07%)
American Power Conversion Corp. (1)              1,623       25,303
Hubbell Inc. Class B                               909       30,088
Molex Inc.                                       1,552       41,888
                                                         ----------
                                                             97,279
                                                         ----------
ELECTRONICS (0.43%)
Agilent Technologies Inc. (1)                    3,487       68,171
Applera Corp. - Applied Biosystems Group         2,328       44,302
Arrow Electronics Inc. (1)                       1,045       15,926
Avnet Inc. (1)                                     973       12,338
AVX Corp.                                        1,680       18,463
Cymer Inc. (1)                                     583       18,399
Jabil Circuit Inc. (1)                           2,008       44,377
Johnson Controls Inc.                              639       54,698
Millipore Corp. (1)                                712   $   31,591
Parker Hannifin Corp.                              820       34,432
PerkinElmer Inc.                                   768       10,606
Sanmina-SCI Corp. (1)                            3,910       24,672
Solectron Corp. (1)                              4,669       17,462
Symbol Technologies Inc.                         2,262       29,429
Tektronix Inc. (1)                               1,144       24,710
Thermo Electron Corp. (1)                        1,602       33,674
Thomas & Betts Corp. (1)                           525        7,586
Varian Inc. (1)                                    844       29,261
Vishay Intertechnology Inc. (1)                  1,410       18,612
Waters Corp. (1)                                   957       27,877
                                                         ----------
                                                            566,586
                                                         ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                        781       26,273
                                                         ----------
ENTERTAINMENT (0.12%)
Dover Motorsports Inc.                           9,600       39,360
Expedia Inc. (1)                                   372       28,413
International Game Technology Inc. (1)             683       69,891
Macrovision Corp. (1)                            1,223       24,362
                                                         ----------
                                                            162,026
                                                         ----------
ENVIRONMENTAL CONTROL (0.09%)
Republic Services Inc. (1)                       1,080       24,484
Waste Management Inc.                            3,919       94,409
                                                         ----------
                                                            118,893
                                                         ----------
FOOD (1.09%)
Albertson's Inc.                                 2,300       44,160
Archer-Daniels-Midland Co.                       4,670       60,103
Arden Group Inc. Class A (1)                       200       11,800
Campbell Soup Co.                                2,618       64,141
ConAgra Foods Inc.                               3,726       87,934
Dean Foods Co. (1)                               1,560       49,140
Del Monte Foods Co. (1)                            972        8,592
General Mills Inc.                               2,220      105,250
Heinz (H.J.) Co.                                 2,997       98,841
Hershey Foods Corp.                                766       53,360
Hormel Foods Corp.                                 728       17,254
Kellogg Co.                                      2,791       95,927
Kraft Foods Inc.                                 1,809       58,883
Kroger Co. (1)                                   5,143       85,785
McCormick & Co. Inc.                             1,380       37,536
Safeway Inc. (1)                                 4,265       87,262
Sara Lee Corp.                                   5,550      104,395
Smithfield Foods Inc. (1)                        1,814       41,577
Smucker (J.M.) Co. (The)                           561       22,378
SUPERVALU Inc.                                   1,104       23,537
Sysco Corp.                                      4,416      132,657
Tyson Foods Inc. Class A                         3,571       37,924

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

FOOD (Cont.)
Whole Foods Market Inc. (1)                        445   $   21,151
Winn-Dixie Stores Inc.                           1,163       14,317
Wrigley (William Jr.) Co.                        1,502       84,457
                                                         ----------
                                                          1,448,361
                                                         ----------
FOREST PRODUCTS & PAPER (0.30%)
Boise Cascade Corp.                                751       17,949
Bowater Inc.                                       534       19,998
Georgia-Pacific Corp.                            3,210       60,830
International Paper Co.                          3,556      127,056
MeadWestvaco Corp.                               1,432       35,370
Plum Creek Timber Co. Inc.                       1,006       26,106
Temple-Inland Inc.                                 974       41,794
Weyerhaeuser Co.                                 1,397       75,438
                                                         ----------
                                                            404,541
                                                         ----------
GAS (0.11%)
KeySpan Corp.                                    1,471       52,147
Nicor Inc.                                       1,366       50,692
Sempra Energy                                    1,553       44,307
                                                         ----------
                                                            147,146
                                                         ----------
HAND / MACHINE TOOLS (0.17%)
Black & Decker Corp.                               617       26,809
Emerson Electric Co.                             2,941      150,285
SPX Corp. (1)                                      636       28,022
Stanley Works (The)                              1,002       27,655
                                                         ----------
                                                            232,771
                                                         ----------
HEALTH CARE (2.70%)
Aetna Inc.                                         864       52,013
AMERIGROUP Corp. (1)                               164        6,101
Anthem Inc. (1)                                  1,116       86,099
Apogent Technologies Inc. (1)                    1,095       21,900
Apria Healthcare Group Inc. (1)                    295        7,340
Bard (C.R.) Inc.                                   535       38,151
Bausch & Lomb Inc.                                 719       26,962
Baxter International Inc.                        4,338      112,788
Beckman Coulter Inc.                               750       30,480
Becton, Dickinson & Co.                          1,798       69,852
Biomet Inc.                                      2,026       58,065
Boston Scientific Corp. (1)                      3,139      191,793
Cerner Corp. (1)                                   795       18,245
Covance Inc. (1)                                   517        9,358
Express Scripts Inc. (1)                           314       21,452
Guidant Corp.                                    2,314      102,718
HCA Inc.                                         3,232      103,553
Health Management Associates Inc. Class A        2,282       42,103
Health Net Inc. (1)                              1,540       50,743
IDEXX Laboratories Inc. (1)                      1,024       34,345
Johnson & Johnson                               20,953   $1,083,270
Laboratory Corp. of America Holdings (1)           774       23,336
Lincare Holdings Inc. (1)                        1,264       39,829
Matria Healthcare Inc. (1)                       2,470       43,595
Medtronic Inc.                                   9,013      432,354
Micro Therapeutics Inc. (1)                      3,778       16,019
Mid Atlantic Medical Services Inc. (1)             275       14,382
Oxford Health Plans Inc. (1)                       959       40,307
PacifiCare Health Systems Inc. (1)                 809       39,908
Pediatrix Medical Group Inc. (1)                   106        3,779
Quest Diagnostics Inc. (1)                         716       45,681
Renal Care Group Inc. (1)                          933       32,851
St. Jude Medical Inc. (1)                        1,165       66,987
Steris Corp. (1)                                 1,145       26,438
Stryker Corp.                                    1,391       96,494
Tenet Healthcare Corp. (1)                       3,181       37,059
UnitedHealth Group Inc.                          4,062      204,115
Universal Health Services Inc. Class B (1)         519       20,563
Varian Medical Systems Inc. (1)                    637       36,672
Viasys Healthcare Inc. (1)                         590       12,213
Vital Images Inc. (1)                            2,386       44,093
WellPoint Health Networks Inc. (1)                 950       80,085
Zimmer Holdings Inc. (1)                         1,492       67,215
                                                         ----------
                                                          3,591,306
                                                         ----------
HOME BUILDERS (0.19%)
Centex Corp.                                       622       48,385
Clayton Homes Inc.                               1,189       14,922
D.R. Horton Inc.                                 1,200       33,720
KB Home                                            744       46,113
Lennar Corp. Class A                               598       42,757
Lennar Corp. Class B                                59        4,053
NVR Inc. (1)                                        72       29,592
Pulte Homes Inc.                                   603       37,181
                                                         ----------
                                                            256,723
                                                         ----------
HOME FURNISHINGS (0.16%)
Ethan Allen Interiors Inc.                         871       30,624
Harman International Industries Inc.               392       31,023
Hooker Furniture Corp.                           1,119       27,673
Leggett & Platt Inc.                             1,920       39,360
Maytag Corp.                                       849       20,733
Whirlpool Corp.                                  1,032       65,738
                                                         ----------
                                                            215,151
                                                         ----------
HOUSEHOLD PRODUCTS / WARES (0.21%)
American Greetings Corp. Class A (1)             1,269       24,923
Avery Dennison Corp.                               859       43,122
Clorox Co.                                       1,472       62,781
Dial Corp. (The)                                 1,667       32,423

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

HOUSEHOLD PRODUCTS / WARES (Cont.)
Fortune Brands Inc.                              1,053   $   54,967
Newell Rubbermaid Inc.                           2,043       57,204
                                                         ----------
                                                            275,420
                                                         ----------
INSURANCE (1.80%)
ACE Ltd.                                         2,438       83,599
AFLAC Inc.                                       4,076      125,337
Allmerica Financial Corp. (1)                      819       14,734
Allstate Corp. (The)                             4,986      177,751
Ambac Financial Group Inc.                         677       44,851
American Financial Group Inc.                      792       18,058
American National Insurance Co.                    169       14,600
AON Corp.                                        1,871       45,054
Chubb Corp.                                      1,399       83,940
CIGNA Corp.                                        972       45,626
Cincinnati Financial Corp.                       1,483       55,004
Fidelity National Financial Inc.                   837       25,746
Hancock (John) Financial Services Inc.           2,300       70,679
Hartford Financial Services Group Inc.           1,848       93,065
Jefferson-Pilot Corp.                              547       22,679
Lincoln National Corp.                             937       33,385
Loews Corp.                                      1,211       57,268
Markel Corp. (1)                                   169       43,264
Marsh & McLennan Companies Inc.                  3,575      182,575
MBIA Inc.                                          914       44,558
Mercury General Corp.                              387       17,667
MetLife Inc.                                     5,440      154,061
MGIC Investment Corp.                              714       33,301
MONY Group Inc. (The)                              946       25,495
Old Republic International Corp.                 1,194       40,918
PMI Group Inc. (The)                               896       24,049
Principal Financial Group Inc.                   2,700       87,075
Progressive Corp. (The)                          1,721      125,805
Protective Life Corp.                            1,066       28,516
Prudential Financial Inc.                        3,972      133,658
Radian Group Inc.                                  692       25,362
SAFECO Corp.                                     1,296       45,723
St. Paul Companies Inc.                          1,376       50,238
Torchmark Corp.                                    794       29,577
Transatlantic Holdings Inc.                        165       11,410
Travelers Property Casualty Corp. Class B        8,249      130,087
21st Century Insurance Group                       577        8,251
Unitrin Inc.                                       904       24,516
UNUMProvident Corp.                              1,866       25,023
XL Capital Ltd. Class A                          1,192       98,936
                                                         ----------
                                                          2,401,441
                                                         ----------
IRON / STEEL (0.07%)
Allegheny Technologies Inc.                        806        5,320
Nucor Corp.                                        545       26,623
Schnitzer Steel Industries Inc. Class A          1,319   $   58,194
                                                         ----------
                                                             90,137
                                                         ----------
LEISURE TIME (0.15%)
Brunswick Corp.                                  1,445       36,154
Callaway Golf Co.                                  992       13,114
Harley-Davidson Inc.                             2,362       94,149
Polaris Industries Inc.                            334       20,508
Sabre Holdings Corp.                             1,245       30,689
                                                         ----------
                                                            194,614
                                                         ----------
LODGING (0.20%)
Harrah's Entertainment Inc. (1)                    970       39,033
Hilton Hotels Corp.                              2,863       36,618
Mandalay Resort Group                              549       17,486
Marriott International Inc. Class A              1,828       70,232
MGM Grand Inc. (1)                                 961       32,847
Park Place Entertainment Corp. (1)               1,659       15,080
Starwood Hotels & Resorts Worldwide Inc.         1,914       54,721
                                                         ----------
                                                            266,017
                                                         ----------
MACHINERY (0.33%)
Caterpillar Inc.                                 2,504      139,373
Cognex Corp. (1)                                   565       12,628
Deere & Co.                                      1,577       72,069
Dover Corp.                                      1,512       45,300
Imation Corp.                                      660       24,961
Ingersoll-Rand Co. Class A                       1,879       88,914
Robbins & Myers Inc.                             1,401       25,919
Rockwell Automation Inc.                         1,515       36,118
                                                         ----------
                                                            445,282
                                                         ----------
MANUFACTURERS (2.61%)
Cooper Industries Ltd.                           1,494       61,702
Crane Co.                                          886       20,050
Danaher Corp.                                    1,139       77,509
Eastman Kodak Co.                                2,600       71,110
Eaton Corp.                                        662       52,040
General Electric Co.                            71,541    2,051,796
Harsco Corp.                                     1,070       38,574
Honeywell International Inc.                     6,415      172,243
Illinois Tool Works Inc.                         2,411      158,764
ITT Industries Inc.                                819       53,612
Jacuzzi Brands Inc. (1)                          1,030        5,449
Pall Corp.                                       1,542       34,695
Pentair Inc.                                       900       35,154
Textron Inc.                                     1,049       40,932
3M Co.                                           2,588      333,800
Tyco International Ltd.                         14,291      271,243
                                                         ----------
                                                          3,478,673
                                                         ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

MEDIA (2.58%)
AOL Time Warner Inc. (1)                        33,221   $  534,526
Beasley Broadcast Group Inc. Class A (1)         1,000       13,680
Belo (A.H.) Corp.                                1,801       40,270
Cablevision Systems Corp. (1)                    1,400       29,064
Clear Channel Communications Inc. (1)            4,380      185,668
Comcast Corp. Class A (1)                       25,822      779,308
Dow Jones & Co. Inc.                             1,307       56,240
Fox Entertainment Group Inc. Class A (1)           895       25,758
Gannett Co. Inc.                                 1,698      130,423
Gemstar-TV Guide International Inc. (1)          1,884        9,590
Hearst-Argyle Television Inc. (1)                  867       22,455
Hispanic Broadcasting Corp. (1)                  1,182       30,082
Hollinger International Inc.                     3,150       33,926
Knight Ridder Inc.                                 617       42,530
Liberty Media Corp. Class A (1)                 20,200      233,512
McGraw-Hill Companies Inc. (The)                 1,152       71,424
Meredith Corp.                                     861       37,884
New York Times Co. Class A                       1,006       45,773
Readers Digest Association Inc. (The)              751       10,123
Scripps (E.W.) Co. Class A                         252       22,357
Tribune Co.                                      2,391      115,485
UnitedGlobalCom Inc. Class A (1)                   803        4,152
Univision Communications Inc. Class A (1)        1,677       50,981
Viacom Inc. Class B (1)                         13,108      572,295
Walt Disney Co. (The)                           13,869      273,913
Washington Post Company (The) Class B               52       38,111
Westwood One Inc. (1)                            1,003       34,032
                                                         ----------
                                                          3,443,562
                                                         ----------
MINING (0.21%)
Alcoa Inc.                                       5,763      146,957
Newmont Mining Corp.                             3,291      106,826
Phelps Dodge Corp. (1)                             770       29,522
                                                         ----------
                                                            283,305
                                                         ----------
OFFICE / BUSINESS EQUIPMENT (0.18%)
Herman Miller Inc.                               1,334       26,960
HON Industries Inc.                              1,589       48,465
Imagistics International Inc. (1)                  857       22,111
Pitney Bowes Inc.                                2,282       87,652
Xerox Corp. (1)                                  4,675       49,508
                                                         ----------
                                                            234,696
                                                         ----------
OIL & GAS PRODUCERS (3.04%)
Amerada Hess Corp.                                 686       33,737
Anadarko Petroleum Corp.                         1,926       85,649
Apache Corp.                                     1,037       67,467
Burlington Resources Inc.                        1,346       72,778
Chesapeake Utilities Corp.                       2,741   $   61,947
ChevronTexaco Corp.                              7,804      563,449
ConocoPhillips                                   5,111      280,083
Devon Energy Corp.                               2,041      108,989
Diamond Offshore Drilling Inc.                     987       20,717
ENSCO International Inc.                         1,754       47,183
EOG Resources Inc.                               1,071       44,811
Equitable Resources Inc.                         1,336       54,429
Exxon Mobil Corp.                               49,162    1,765,407
Houston Exploration Co. (1)                        440       15,268
Kerr-McGee Corp.                                   639       28,627
Kinder Morgan Inc.                               1,330       72,685
Marathon Oil Corp.                               1,891       49,828
Murphy Oil Corp.                                 1,036       54,494
Nabors Industries Ltd. (1)                       1,515       59,918
Noble Corp. (1)                                  1,484       50,901
Noble Energy Inc.                                  639       24,154
Occidental Petroleum Corp.                       2,814       94,410
Patina Oil & Gas Corp.                             443       14,242
Penn Virginia Corp.                              1,200       51,600
Pioneer Natural Resources Co. (1)                  788       20,567
Plains Exploration & Production Co. (1)          1,900       20,539
Plains Resource Inc. (1)                         1,900       26,885
Rowan Companies Inc. (1)                         1,398       31,315
Sunoco Inc.                                        862       32,532
Transocean Inc. (1)                              4,025       88,429
Unocal Corp.                                     1,784       51,183
Valero Energy Corp.                                993       36,076
XTO Energy Inc.                                  1,070       21,518
                                                         ----------
                                                          4,051,817
                                                         ----------
OIL & GAS SERVICES (0.37%)
Baker Hughes Inc.                                1,975       66,301
BJ Services Co. (1)                              1,406       52,528
Cooper Cameron Corp. (1)                           491       24,737
Grant Prideco Inc. (1)                           1,147       13,477
Halliburton Co.                                  2,687       61,801
Patterson-UTI Energy Inc. (1)                    1,291       41,828
Schlumberger Ltd.                                3,526      167,732
Smith International Inc. (1)                     1,240       45,558
Varco International Inc. (1)                       889       17,424
                                                         ----------
                                                            491,386
                                                         ----------
PACKAGING & CONTAINERS (0.12%)
Ball Corp.                                         634       28,853
Bemis Co.                                          754       35,287
Pactiv Corp. (1)                                 1,261       24,854
Sealed Air Corp. (1)                               701       33,410
Smurfit-Stone Container Corp. (1)                1,532       19,962
Sonoco Products Co.                                896       21,522
                                                         ----------
                                                            163,888
                                                         ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

PHARMACEUTICALS (4.60%)
Abbott Laboratories                             11,199   $  490,068
Abgenix Inc. (1)                                 2,346       24,610
Advanced Medical Optics Inc. (1)                   220        3,751
Allergan Inc.                                      880       67,848
AmerisourceBergen Corp.                            767       53,191
Bone Care International Inc. (1)                 3,700       51,430
Bristol-Myers Squibb Co.                        13,823      375,294
Cardinal Health Inc.                             3,351      215,469
Celgene Corp. (1)                                  933       28,363
DENTSPLY International Inc.                      1,170       47,853
Discovery Laboratories Inc. (1)                  7,443       47,784
Forest Laboratories Inc. (1)                     2,829      154,888
Gilead Sciences Inc. (1)                         1,463       81,314
ICN Pharmaceuticals Inc.                         1,562       26,179
IVAX Corp. (1)                                   1,396       24,919
King Pharmaceuticals Inc. (1)                    2,148       31,704
Lilly (Eli) & Co.                                8,081      557,347
Medicis Pharmaceutical Corp. Class A               261       14,799
MedImmune Inc. (1)                               1,908       69,394
Merck & Co. Inc.                                16,069      972,978
Mylan Laboratories Inc.                          1,731       60,187
Neurocrine Biosciences Inc. (1)                    657       32,811
Pfizer Inc.                                     57,148    1,951,604
Schering-Plough Corp.                           10,375      192,975
Sepracor Inc. (1)                                1,354       24,413
Sybron Dental Specialties Inc. (1)               1,406       33,182
Tanox Inc. (1)                                   1,876       30,110
Watson Pharmaceuticals Inc. (1)                    915       36,939
Wyeth                                            9,532      434,183
                                                         ----------
                                                          6,135,587
                                                         ----------
PIPELINES (0.05%)
Dynegy Inc. Class A                              2,689       11,294
El Paso Corp.                                    3,205       25,896
Williams Companies Inc.                          3,520       27,808
                                                         ----------
                                                             64,998
                                                         ----------
REAL ESTATE (0.09%)
Shurgard Storage Centers Inc. Class A            1,982       65,565
Urstadt Biddle Properties Inc. Class A           4,500       57,870
                                                         ----------
                                                            123,435
                                                         ----------
REAL ESTATE INVESTMENT TRUSTS (0.75%)
Apartment Investment & Management Co. Class A    1,145       39,617
Archstone-Smith Trust                            1,971       47,304
Arden Realty Inc.                                2,216       57,505
AvalonBay Communities Inc.                         854       36,415
Boston Properties Inc.                           1,245       54,531
Capital Automotive                                 162        4,534
CarrAmerica Realty Corp.                         1,774       49,335
Crescent Real Estate Equities Co.                2,271       37,721
Duke Realty Corp.                                2,251   $   62,015
Equity Office Properties Trust                   2,477       66,904
Equity Residential                               1,552       40,274
General Growth Properties Inc.                   1,299       81,110
Highwoods Properties Inc.                        2,196       48,971
Host Marriott Corp. (1)                          3,386       30,982
Kimco Realty Corp.                               1,414       53,591
Liberty Property Trust                             520       17,992
Mack-Cali Realty Corp.                           1,472       53,551
ProLogis                                         1,125       30,713
Public Storage Inc.                                936       31,702
Rouse Co. (The)                                  1,455       55,436
Simon Property Group Inc.                        1,425       55,618
Vornado Realty Trust                             1,014       44,210
                                                         ----------
                                                          1,000,031
                                                         ----------
RETAIL (4.17%)
Abercrombie & Fitch Co. Class A (1)              1,029       29,234
Amazon.com Inc. (1)                              1,672       61,011
AutoNation Inc. (1)                              3,167       49,785
AutoZone Inc. (1)                                  753       57,205
Barnes & Noble Inc. (1)                            718       16,550
Bed Bath & Beyond Inc. (1)                       2,124       82,432
Best Buy Co. Inc. (1)                            2,597      114,060
Big Lots Inc. (1)                                1,599       24,049
BJ's Wholesale Club Inc. (1)                       416        6,265
Borders Group Inc. (1)                           1,186       20,885
Brinker International Inc. (1)                   1,068       38,469
CarMax Inc. (1)                                  1,497       45,135
Circuit City Stores Inc.                         2,234       19,659
Coach Inc. (1)                                     886       44,070
CVS Corp.                                        2,642       74,055
Darden Restaurants Inc.                          1,961       37,220
Dollar General Corp.                             2,506       45,760
Dollar Tree Stores Inc. (1)                      1,336       42,391
eBay Inc. (1)                                    2,459      256,179
Family Dollar Stores Inc.                        1,486       56,691
Federated Department Stores Inc.                 1,529       56,344
FreeMarkets Inc. (1)                               984        6,849
Gap Inc. (The)                                   6,066      113,798
Home Depot Inc.                                 17,853      591,291
Kohls Corp. (1)                                  2,461      126,446
Krispy Kreme Doughnuts Inc. (1)                    816       33,603
Limited Brands Inc.                              4,179       64,775
Lowe's Companies Inc.                            5,672      243,612
May Department Stores Co. (The)                  2,244       49,951
McDonald's Corp. (b)                            11,257      248,329
Michaels Stores Inc. (1)                           490       18,649
Nordstrom Inc.                                   1,586       30,959
Office Depot Inc. (1)                            3,402       49,363
Outback Steakhouse Inc.                            951       37,089
Payless ShoeSource Inc. (1)                        663        8,288

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Penney (J.C.) Co. Inc. (Holding Co.)             1,674   $   28,207
Pier 1 Imports Inc.                              1,591       32,456
RadioShack Corp.                                 1,430       37,623
Rite Aid Corp. (1)                               3,998       17,791
Ross Stores Inc.                                   776       33,166
Saks Inc. (1)                                    2,048       19,866
Sears, Roebuck and Co.                           2,444       82,216
Staples Inc. (1)                                 3,465       63,583
Starbucks Corp. (1)                              2,745       67,307
Target Corp.                                     6,969      263,707
Tiffany & Co.                                    1,268       41,438
TJX Companies Inc.                               3,834       72,233
Toys R Us Inc. (1)                               1,320       15,998
Walgreen Co.                                     7,361      221,566
Wal-Mart Stores Inc.                            30,896    1,658,188
Wendy's International Inc.                       1,058       30,650
Williams-Sonoma Inc. (1)                           604       17,637
Yum! Brands Inc. (1)                             1,983       58,617
                                                         ----------
                                                          5,562,700
                                                         ----------
SEMICONDUCTORS (1.77%)
Advanced Micro Devices Inc. (1)                  3,329       21,339
Altera Corp. (1)                                 2,799       45,904
Analog Devices Inc. (1)                          2,650       92,273
Applied Materials Inc. (1)                      11,596      183,913
Applied Micro Circuits Corp. (1)                 1,888       11,422
Atmel Corp. (1)                                  2,354        5,956
Axcelis Technologies Inc. (1)                    1,231        7,534
Broadcom Corp. Class A (1)                       2,098       52,261
Cirrus Logic Inc. (1)                              614        2,468
Conexant Systems Inc. (1)                       10,347       42,423
Cree Inc. (1)                                    1,019       16,589
Cypress Semiconductor Corp. (1)                  1,291       15,492
Integrated Device Technology Inc. (1)            1,682       18,586
Intel Corp.                                     44,809      931,310
International Rectifier Corp. (1)                  891       23,897
Intersil Corp. Class A (1)                         780       20,756
KLA-Tencor Corp. (1)                             1,317       61,227
Lam Research Corp. (1)                           1,577       28,717
Lattice Semiconductor Corp. (1)                  1,830       15,061
Linear Technology Corp.                          2,135       68,768
LSI Logic Corp. (1)                              3,159       22,366
Maxim Integrated Products Inc.                   2,153       73,611
Microchip Technology Inc.                        1,472       36,255
Micron Technology Inc. (1)                       4,516       52,521
Mykrolis Corp. (1)                                 278        2,822
National Semiconductor Corp. (1)                 1,502       29,619
Novellus Systems Inc. (1)                        1,020       37,353
NVIDIA Corp. (1)                                 1,579       36,333
QLogic Corp. (1)                                   780       37,697
Rambus Inc. (1)                                    641       10,621
Silicon Laboratories Inc. (1)                      553       14,732
Skyworks Solutions Inc. (1)                        608   $    4,116
Teradyne Inc. (1)                                1,651       28,579
Texas Instruments Inc.                          12,589      221,566
Varian Semiconductor Equipment Associates
   Inc. (1)                                        663       19,731
Vitesse Semiconductor Corp. (1)                  1,199        5,899
Xilinx Inc. (1)                                  2,072       52,442
                                                         ----------
                                                          2,352,159
                                                         ----------
SOFTWARE (3.06%)
Adobe Systems Inc.                               1,597       51,216
Akamai Technologies Inc. (1)                     6,122       29,263
Ariba Inc. (1)                                   1,184        3,516
Ascential Software Corp. (1)                       504        8,286
Autodesk Inc.                                    1,656       26,761
Automatic Data Processing Inc.                   3,964      134,221
BEA Systems Inc. (1)                             3,160       34,318
BMC Software Inc. (1)                            1,997       32,611
Cadence Design Systems Inc. (1)                  2,324       28,027
Certegy Inc. (1)                                   944       26,196
ChoicePoint Inc. (1)                               907       31,310
Citrix Systems Inc. (1)                          1,340       27,282
Computer Associates International Inc.           4,576      101,953
Compuware Corp. (1)                              3,093       17,847
DoubleClick Inc. (1)                             2,034       18,815
eFunds Corp. (1)                                 1,666       19,209
Electronic Arts Inc. (1)                         1,219       90,194
eUniverse Inc. (1)(2)                            4,298       15,559
First Data Corp.                                 5,377      222,823
Fiserv Inc. (1)                                  1,494       53,201
Global Payments Inc.                             1,047       37,169
IMS Health Inc.                                  2,073       37,293
Intuit Inc. (1)                                  1,710       76,146
Keane Inc. (1)                                     759       10,345
Legato Systems Inc. (1)                            934        7,836
Macromedia Inc. (1)                              1,200       25,248
Mercury Interactive Corp. (1)                      738       28,494
Micromuse Inc. (1)                                 719        5,745
Microsoft Corp.                                 77,121    1,975,069
NDCHealth Corp.                                    762       13,983
Network Associates Inc. (1)                      1,713       21,721
Novell Inc. (1)                                  2,244        6,912
Oracle Corp. (1)                                36,576      439,644
Parametric Technology Corp. (1)                  2,243        6,841
PeopleSoft Inc. (1)                              2,155       37,906
RealNetworks Inc. (1)                            1,519       10,299
Reynolds & Reynolds Co. (The) Class A            1,335       38,128
SAFLINK Corp. (1)                                4,722       29,937
Siebel Systems Inc. (1)                          4,205       40,116
Sybase Inc. (1)                                  1,622       22,562
Symantec Corp. (1)                               1,001       43,904
Total System Services Inc.                       1,455       32,447

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Yahoo! Inc. (1)                                  4,716   $   154,496
                                                         -----------
                                                           4,074,849
                                                         -----------
TELECOMMUNICATION EQUIPMENT (0.47%)
ADTRAN Inc. (1)                                    570        29,235
Advanced Fibre Communications Inc. (1)           1,218        19,817
American Tower Corp. Class A (1)                 3,292        29,134
Andrew Corp. (1)                                 1,138        10,470
Avaya Inc. (1)                                   3,142        20,297
CIENA Corp. (1)                                  3,152        16,359
CommScope Inc. (1)                                 696         6,612
Comverse Technology Inc. (1)                     1,113        16,728
Harris Corp.                                       618        18,571
JDS Uniphase Corp. (1)                          11,096        38,947
Motorola Inc.                                   16,411       154,756
QUALCOMM Inc.                                    5,443       194,587
RF Micro Devices Inc. (1)                        1,388         8,356
Scientific-Atlanta Inc.                          1,584        37,763
Tellabs Inc. (1)                                 3,129        20,558
                                                         -----------
                                                             622,190
                                                         -----------
TELECOMMUNICATIONS (1.20%)
Adaptec Inc. (1)                                   742         5,773
Anixter International Inc. (1)                     349         8,177
AT&T Wireless Services Inc. (1)                 19,868       163,116
Corning Inc. (1)                                 7,832        57,878
Cox Communications Inc. Class A (1)              1,904        60,738
Dobson Communications Corp. Class A (1)          3,613        19,041
EchoStar Communications Corp. (1)                1,985        68,721
Emulex Corp. (1)                                   793        18,057
General Motors Corp. Class H (1)                 6,403        82,022
InterDigital Communications Corp. (1)              777        18,158
Level 3 Communications Inc. (1)                  2,623        17,417
Nextel Communications Inc. Class A (1)           7,398       133,756
Qwest Communications International Inc. (1)     13,282        63,488
Sprint Corp. (PCS Group) (1)                     6,688        38,456
UTStarcom Inc. (1)                               1,057        37,597
Verizon Communications Inc.                     20,335       802,216
                                                         -----------
                                                           1,594,611
                                                         -----------
TELEPHONE (1.05%)
Alltel Corp.                                     2,477       119,441
AT&T Corp.                                       6,054       116,540
BellSouth Corp.                                 13,225       352,182
CenturyTel Inc.                                  1,344        46,838
Cincinnati Bell Inc. (1)                         4,165        27,906
SBC Communications Inc.                         24,448       624,646
Sprint Corp. (FON Group)                         6,373        91,771
Telephone & Data Systems Inc.                      415   $    20,626
                                                         -----------
                                                           1,399,950
                                                         -----------
TEXTILES (0.06%)
Cintas Corp.                                     1,502        53,231
Mohawk Industries Inc. (1)                         533        29,597
                                                         -----------
                                                              82,828
                                                         -----------
TOBACCO (0.57%)
Altria Group Inc.                               14,741       669,831
R.J. Reynolds Tobacco Holdings Inc.              1,017        37,843
UST Inc.                                         1,529        53,561
                                                         -----------
                                                             761,235
                                                         -----------
TOYS / GAMES / HOBBIES (0.08%)
Hasbro Inc.                                      1,471        25,728
Mattel Inc.                                      3,944        74,620
                                                         -----------
                                                             100,348
                                                         -----------
TRANSPORTATION (0.79%)
Airborne Inc.                                      867        18,120
Alexander & Baldwin Inc.                         1,545        40,989
Burlington Northern Santa Fe Corp.               2,235        63,563
CNF Inc.                                         1,153        29,263
CSX Corp.                                        1,440        43,330
Expeditors International Washington Inc.           716        24,802
FedEx Corp.                                      2,109       130,821
Kansas City Southern Industries Inc. (1)         2,489        29,943
Norfolk Southern Corp.                           2,813        54,010
Union Pacific Corp.                              1,789       103,798
United Parcel Service Inc. Class B               8,139       518,454
                                                         -----------
                                                           1,057,093
                                                         -----------
TRUCKING & LEASING (0.01%)
GATX Corp.                                       1,003        16,399
                                                         -----------
TOTAL U.S. COMMON STOCKS
(Cost: $69,876,846)                                       76,402,644
                                                         -----------

INTERNATIONAL COMMON STOCKS (18.57%)

AUSTRALIA (1.03%)
Coles Myer Ltd. ADR                              4,129       154,012
National Australia Bank ADR                      4,512       506,472
News Corporation Ltd. ADR                        3,539       107,126
Rio Tinto PLC ADR                                3,211       245,802

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

AUSTRALIA (Cont.)
Westpac Banking Corp. Ltd. ADR                   6,568   $  359,138
                                                         ----------
                                                          1,372,550
                                                         ----------
BELGIUM (0.07%)
Cofinimmo                                          342       41,237
Compagnie Maritime Belge SA                        895       35,458
Electrabel SA                                       40       10,193
                                                         ----------
                                                             86,888
                                                         ----------
DENMARK (0.27%)
Novo-Nordisk A/S ADR                             6,732      233,398
TDC A/S ADR                                      7,786      117,958
                                                         ----------
                                                            351,356
                                                         ----------
FINLAND (0.37%)
Nokia OYJ ADR                                   17,369      285,373
Outokumpu OYJ                                    3,289       28,893
Rautaruukki OYJ (1)                             14,852       63,957
Stora Enso OYJ Class R                           2,721       30,403
UPM-Kymmene OYJ                                  1,130       16,493
Uponor OYJ                                       3,719       86,268
                                                         ----------
                                                            511,387
                                                         ----------
FRANCE (1.78%)
Alcatel SA ADR (1)                              10,027       89,742
Autoroutes du Sud de la France SA                  534       15,606
Aventis SA ADR                                   8,141      445,313
AXA ADR                                         18,158      283,446
BNP Paribas SA                                   1,678       85,267
Carrefour SA                                     1,026       50,286
Compagnie de Saint-Gobain SA                     1,013       39,866
France Telecom SA (1)                              613       15,036
France Telecom SA ADR                            2,490       61,379
Groupe Wanadoo SA (1)                            1,675       11,214
L'Oreal SA                                         658       46,395
LVMH Moet Hennessy Louis Vuitton SA              4,089      202,803
Sanofi-Synthelabo SA                               917       53,705
Societe Generale Class A                           721       45,703
STMicroelectronics NV                            1,946       40,805
Suez SA                                          2,727       43,403
Technip-Coflexip SA                                262       22,926
Total SA                                         8,355      633,309
Union du Credit Bail Immobilier                    997       73,846
Vivendi Universal SA (1)                           687       12,504
Vivendi Universal SA ADR (1)                     2,837       52,314
Zodiac SA                                        2,235       54,514
                                                         ----------
                                                          2,379,382
                                                         ----------
GERMANY (1.07%)
Allianz AG                                         767       63,751
BASF AG                                          1,838       78,517
Bayer AG                                         2,122   $   49,175
DaimlerChrysler AG                               9,984      346,644
Deutsche Bank AG                                 1,945      126,150
Deutsche Telekom AG ADR (1)                     13,311      202,327
Douglas Holding AG                               3,594       77,591
E.ON AG                                          2,214      113,825
Merck KGaA                                         614       17,839
Muenchener Rueckversicherungs-Gesellschaft AG      309       31,503
RWE AG                                           1,617       48,817
SAP AG ADR                                       4,658      136,107
Siemens AG                                       2,966      145,505
                                                         ----------
                                                          1,437,751
                                                         ----------
GREECE (0.06%)
Aluminium of Greece S.A.I.C.                     1,290       26,428
Papastratos Cigarette Co.                        1,130       23,046
Technical Olympic SA                             5,770       22,528
                                                         ----------
                                                             72,002
                                                         ----------
HONG KONG (0.29%)
ASM Pacific Technology Ltd.                     10,500       30,700
Bank of East Asia Ltd.                           7,200       14,219
CLP Holdings Ltd.                                4,500       19,678
Esprit Holdings Ltd.                            10,000       24,429
Giordano International Ltd.                     64,000       19,902
Hong Kong & China Gas Co. Ltd.                  52,000       65,682
Hong Kong Exchanges & Clearing Ltd.             36,000       51,705
Hongkong Electric Holdings Ltd.                 16,500       64,746
Hysan Development Co. Ltd.                      47,000       38,875
Shangri-La Asia Ltd.                            14,000        8,887
Sino Land Co. Ltd.                              90,000       27,987
Wharf Holdings Ltd.                              5,000        9,618
                                                         ----------
                                                            376,428
                                                         ----------
IRELAND (0.22%)
Allied Irish Banks PLC ADR                       9,849      294,584
                                                         ----------
ITALY (0.64%)
Assicurazioni Generali SpA                       1,871       43,358
Banca Popolare di Milano SCRL                    8,404       36,769
Benetton Group SpA ADR                           9,120      191,520
ENI-Ente Nazionale Idrocarburi SpA ADR           2,928      222,645
Fiat SpA ADR (1)                                 8,550       61,389
Finmeccanica SpA                                65,619       42,047
San Paolo-IMI SpA ADR                           11,488      216,204
Seat-Pagine Gialle SpA (1)                      29,456       20,465
Tiscali SpA (1)                                  2,946       15,055
                                                         ----------
                                                            849,452
                                                         ----------
JAPAN (4.29%)
Ariake Japan Co. Ltd.                            2,270       67,679

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                -------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

JAPAN (Cont.)
Ashikaga Financial Group Inc. (1)                41,000   $   60,779
Bridgestone Corp.                                 3,000       40,725
Canon Inc. ADR                                    7,000      319,550
Chubu Electric Power Co. Inc.                     3,100       56,540
Dainippon Screen Manufacturing Co. Ltd. (1)      15,000       73,454
Dowa Mining Co. Ltd.                              9,000       34,553
East Japan Railway Co.                               19       84,497
Fuji Photo Film Co. Ltd. ADR                      5,276      152,002
Hitachi Ltd. ADR                                  3,187      134,810
Honda Motor Company Ltd. ADR                     10,856      206,807
Ito-Yokado Co. Ltd. ADR (2)                       4,521      107,961
Japan Airlines System Corp. ADR                  11,178      119,121
JFE Holdings Inc.                                 2,300       34,478
Kansai Electric Power Co. Inc.                    2,900       45,743
Kikkoman Corp.                                   11,000       72,646
Kirin Brewery Co. Ltd. ADR                       38,969      271,224
Kubota Corp. ADR                                 12,153      164,673
Kyocera Corp. ADR                                 1,630       92,910
Kyushu Electric Power Co. Inc.                    3,200       49,809
Makita Corp. ADR                                  6,620       52,298
Matsushita Electric Industrial Co. Ltd. ADR      16,391      164,730
Millea Holdings Inc. ADR                          9,079      348,997
Mitsubishi Corp. ADR                             12,781      174,461
Mitsubishi Tokyo Financial Group Inc.                13       58,788
Mitsui & Co. ADR                                  1,647      162,230
NEC Corp. ADR                                    22,088      111,324
Nintendo Co. Ltd.                                   800       58,164
Nippon Oil Corp.                                 14,000       60,745
Nippon Telegraph & Telephone Corp. ADR           11,750      232,650
Nissan Motor Co. Ltd. ADR                         8,838      167,480
Nomura Holdings Inc.                              9,000      114,229
NTT DoCoMo Inc.                                      74      160,233
Osaka Gas Co. Ltd.                               19,000       46,996
Pioneer Corp. ADR                                 5,395      122,844
Ricoh Corp. Ltd. ADR                              1,970      164,988
Seino Transportation Co. Ltd.                     6,000       34,329
Seven-Eleven Japan Co. Ltd.                       2,000       49,802
Sharp Corp.                                       3,000       38,501
Shin-Etsu Chemical Co. Ltd.                       1,600       54,633
Snow Brand Milk Products Co. Ltd. (1)            32,000       80,217
Softbank Corp.                                    1,500       28,420
Sony Corp. ADR                                    4,291      120,148
Sumitomo Mitsui Financial Group Inc.                 26       56,731
Sumitomo Osaka Cement Co. Ltd.                   14,000       27,516
Takeda Chemical Industries Ltd.                   3,000      110,681
Takefuji Corp.                                      480       24,904
Tohoku Electric Power Co. Inc.                    3,000       44,372
Tokyo Electric Power Co. Inc. (The)               5,200       99,388
Tokyo Gas Co. Ltd.                               19,000       54,591
Tokyu Corp.                                      12,000   $   38,676
Toshiba Corp.                                    12,000       41,274
Toyota Motor Corp. ADR                            7,853      406,785
Yamanouchi Pharmaceutical Co. Ltd.                1,200       31,280
                                                          ----------
                                                           5,733,366
                                                          ----------
NETHERLANDS (1.20%)
Abn Amro Holding NV ADR                          17,633      336,614
Aegon NV ADR                                      9,080       91,163
Akzo Nobel NV ADR                                 5,022      133,836
ING Groep NV ADR                                  6,908      121,097
Koninklijke Ahold NV ADR                         12,337      103,261
Koninklijke KPN NV (1)                            6,993       49,548
Koninklijke Philips Electronics NV NY Shares      9,058      173,098
Reed Elsevier NV ADR                              8,507      202,041
Royal Dutch Petroleum Co.                         7,000      324,914
Unilever NV CVA                                   1,284       68,888
                                                          ----------
                                                           1,604,460
                                                          ----------
NEW ZEALAND (0.08%)
Telecom Corp. of New Zealand Ltd. ADR             4,215      102,677
                                                          ----------
NORWAY (0.02%)
Aker Kvaerner ASA (1)                               700        9,237
Gjensidige NOR ASA                                  398       13,922
                                                          ----------
                                                              23,159
                                                          ----------
PANAMA (0.11%)
Carnival Corp.                                    4,555      148,083
                                                          ----------
PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                  5,288       47,063
                                                          ----------
SINGAPORE (0.10%)
Chartered Semiconductor
   Manufacturing Ltd. ADR (1)                     2,111       10,872
Haw Par Corp. Ltd.                               19,000       46,826
Singapore Exchange Ltd.                          24,000       18,671
SMRT Corp. Ltd.                                 166,000       58,444
                                                          ----------
                                                             134,813
                                                          ----------
SPAIN (0.77%)
Banco Bilbao Vizcaya Argentaria SA ADR           16,643      174,585
Banco Santander Central Hispano SA ADR           48,205      425,168
Repsol YPF SA ADR                                10,083      163,042
Telefonica SA ADR                                 7,670      265,152
                                                          ----------
                                                           1,027,947
                                                          ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ------------
INTERNATIONAL COMMON STOCKS (Cont.)

SWEDEN (0.29%)
Hennes & Mauritz AB Class B                      1,683   $     38,685
Hoganas AB Class B                               2,233         45,469
Holmen AB Class B                                  845         23,065
OM AB                                            9,005         64,121
Sapa AB                                          2,979         59,915
Skanska AB Class B                               6,104         34,848
SSAB Svenskt Stal AB Series A                    2,059         27,522
Telefonaktiebolaget LM Ericsson AB ADR (1)       4,430         47,091
Telefonaktiebolaget LM Ericsson AB
   Class B (1)                                  30,460         32,724
                                                         ------------
                                                              373,440
                                                         ------------
SWITZERLAND (1.26%)
Adecco SA ADR                                   11,739        122,673
Centerpulse ADR                                  4,079        110,133
Ciba Specialty Chemicals AG (1)                    599         36,261
Compagnie Financiere Richemont AG                2,022         32,691
Credit Suisse Group                              4,162        109,538
Givaudan SA - Registered                           203         85,423
Logitech International SA - Registered (1)       1,198         44,929
Lonza Group AG - Registered                      1,016         46,504
Nestle SA                                        1,181        243,689
Novartis AG                                      6,552        259,265
Roche Holding AG - Genusschein                     742         58,202
Schindler Holding AG Certificates of
   Participation (1)                               169         27,199
Societe Generale de Surveillance Holding SA        159         62,095
Sulzer AG - Registered (1)                         248         34,649
Swiss Re                                           513         28,423
UBS AG - Registered                              4,149        230,798
Unaxis Holding AG Class R                          581         47,289
Valora Holding AG                                  244         49,897
Zurich Financial Services AG (1)                   488         58,183
                                                         ------------
                                                            1,687,841
                                                         ------------
UNITED KINGDOM (4.61%)
AstraZeneca PLC ADR                             10,090        411,369
BAE Systems PLC                                 14,185         33,356
Balfour Beatty PLC                              12,791         40,737
Barclays PLC ADR (3)                            13,656        408,588
Barratt Developments PLC                         5,135         36,606
BHP Billiton PLC                                 7,452         39,227
BP PLC                                          24,917        172,793
BP PLC ADR                                       9,282        390,030
British American Tobacco PLC                     4,202         47,671
British Sky Broadcasting PLC ADR (1)             3,168        142,877
British Telecom PLC ADR                          5,837        196,473
Cadbury Schweppes PLC ADR                       11,609        280,706
Carnival PLC                                       757         22,997
Centrica PLC                                    17,300   $     50,172
Compass Group PLC                                6,224         33,559
Diageo PLC ADR                                  10,257        448,846
George Wimpey PLC                                9,237         44,965
GlaxoSmithKline PLC ADR                         18,562        752,503
Great Portland Estates PLC                      19,725         75,026
GUS PLC                                          2,102         23,552
Hanson PLC ADR                                   7,619        215,313
HBOS PLC                                        10,852        140,484
Hong Kong & Shanghai Banking ADR                 3,025        178,808
HSBC Holdings PLC                               15,580        184,079
Imperial Tobacco Group PLC                       1,723         30,792
Kelda Group PLC                                  3,511         24,768
Kidde PLC                                       36,578         51,305
Kingfisher PLC                                   5,215         23,859
Lloyds TSB Group PLC                            12,588         89,372
National Grid Transco PLC                        9,741         66,065
Peninsular & Oriental Steam Navigation Co.
   PLC                                          11,395         44,188
Prudential Corp. PLC                             3,199         19,373
Rank Group PLC                                   5,486         22,541
Reckitt Benckiser PLC                            1,625         29,818
Reuters Group PLC ADR                            2,892         50,841
Royal Bank of Scotland Group PLC                 8,956        251,239
Scottish & Southern Energy PLC                   5,340         54,986
Scottish Power PLC                               6,243         37,499
Shell Transport & Trading Co. PLC               28,369        187,252
Tate & Lyle PLC                                  6,536         36,940
Tesco PLC                                       16,830         60,890
Unilever PLC                                     7,486         59,603
United Utilities PLC                             1,106         10,750
Vodafone Group PLC ADR                          28,325        556,586
WPP Group PLC                                    4,466         35,005
                                                         ------------
                                                            6,114,409
                                                         ------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $28,010,085)                                        24,729,038
                                                         ------------
TOTAL COMMON STOCKS
(Cost: $97,886,931)                                       101,131,682
                                                         ------------

                                                Shares or
                                                principal
                                                  amount       Value
                                                ----------   ----------
U.S. GOVERNMENT OBLIGATIONS (22.59%)

U.S. Treasury Bonds
   5.38%, 02/15/2031                            $3,380,000   $3,806,066
   6.25%, 05/15/2030                             1,320,000    1,643,297
   7.50%, 11/15/2016                             1,420,000    1,927,595
   8.00%, 11/15/2021                             6,630,000    9,604,954

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                  amount        Value
                                                ----------   -----------
U.S. GOVERNMENT OBLIGATIONS (Cont.)

U.S. Treasury Notes
   1.50%, 02/28/2005                            $1,465,000   $ 1,472,039
   2.25%, 07/31/2004                               720,000       729,310
   3.00%, 11/15/2007                             1,370,000     1,413,133
   4.00%, 11/15/2012                               470,000       489,075
   5.00%, 08/15/2011                               700,000       785,203
   5.63%, 05/15/2008                             1,665,000     1,908,766
   5.75%, 08/15/2010                             1,130,000     1,322,674
   6.50%, 05/15/2005                             2,210,000     2,423,749
   6.50%, 10/1520/06                             1,420,000     1,631,447
   7.00%, 07/15/2006                               820,000       947,740
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,437,147)                                           30,105,048
                                                             -----------

                                                Shares or
                                                principal
                                                  amount        Value
                                                ----------   ------------
SHORT TERM INSTRUMENTS (10.89%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (4)                      9,086,279      9,086,279
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (4)                                    2,049,960      2,049,960
BlackRock Temp Cash Money Market Fund (4)          103,378        103,378
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (4)               537,540        537,540
Short Term Investment Co. - Prime
   Money Market Portfolio, Institutional
   Shares (4)                                      227,773        227,773
Abbey National Treasury Services PLC,
   Time Deposit,
   1.38%, 07/01/2003 (4)                        $   36,664        136,664
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                           113,870        113,870
   1.17%, 08/15/2003 (4)                           170,840        170,840
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (4)                            91,109         91,109
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                           100,215        100,215
   1.31%, 05/24/2004 (4)                           227,751        227,751
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                           227,739        227,739
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                           113,887        113,887
HBOS Treasury Services PLC, Floating
   Rate Note,
   1.27%, 06/24/2004 (4)                           227,773        227,773
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                        $   45,555   $     45,555
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                           113,881        113,881
   1.22%, 04/13/2004 (4)                           113,881        113,881
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                           113,864        113,864
   1.08%, 03/29/2004 (4)                           113,887        113,887
   1.29%, 05/04/2004 (4)                           113,881        113,881
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                           227,762        227,762
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                           113,887        113,887
   1.14%, 05/17/2004 (4)                           136,664        136,664
                                                             ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,508,040)                                            14,508,040
                                                             ------------
REPURCHASE AGREEMENTS (0.12%)
Bank of America NA Repurchase Agreement,
   dated 06/30/2003, due 07/01/2003, with
   an effective yield of 1.30%. (4)                113,887        113,887
Merrill Lynch Government Securities Inc.
   Repurchase Agreement, dated 06/30/2003,
   due 07/01/2003, with an effective yield of
   1.38%. (4)                                       45,555         45,555
                                                             ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $159,442)                                                  159,442
                                                             ------------
TOTAL INVESTMENTS IN SECURITIES (109.50%)
(Cost $141,991,560)                                           145,904,212
OTHER ASSETS, NET OF LIABILITIES (-9.50%)                     (12,656,827)
                                                             ------------
NET ASSETS (100.00%)                                         $133,247,385
                                                             ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                Shares    Value
                                                ------   --------
COMMON STOCKS (85.43%)

U.S. COMMON STOCKS (66.47%)

ADVERTISING (0.17%)
ADVO Inc. (1)                                      207   $  9,191
Getty Images Inc. (1)                              294     12,142
Interpublic Group of Companies Inc.              2,354     31,497
Lamar Advertising Co. (1)                          673     23,696
Omnicom Group Inc.                               1,109     79,515
                                                         --------
                                                          156,041
                                                         --------
AEROSPACE / DEFENSE (0.86%)
Alliant Techsystems Inc. (1)                       260     13,497
Boeing Co. (The)                                 4,594    157,666
General Dynamics Corp.                           1,054     76,415
Goodrich (B.F.) Co.                                884     18,564
L-3 Communications Holdings Inc. (1)               604     26,268
Lockheed Martin Corp.                            2,484    118,164
Northrop Grumman Corp.                             983     84,823
Raytheon Co.                                     2,251     73,923
Rockwell Collins Inc.                            1,248     30,738
United Technologies Corp.                        2,717    192,445
                                                         --------
                                                          792,503
                                                         --------
AIRLINES (0.10%)
Delta Air Lines Inc.                               890     13,065
Southwest Airlines Co.                           4,704     80,909
                                                         --------
                                                           93,974
                                                         --------
APPAREL (0.19%)
Jones Apparel Group Inc. (1)                       973     28,470
Liz Claiborne Inc.                               1,004     35,391
Nike Inc. Class B                                1,574     84,193
VF Corp.                                           665     22,590
                                                         --------
                                                          170,644
                                                         --------
AUTO MANUFACTURERS (0.33%)
Ford Motor Company                              10,372    113,988
General Motors Corp.                             3,139    113,004
Navistar International Corp. (1)                   436     14,227
PACCAR Inc.                                        752     50,805
Wabash National Corp. (1)                          447      6,271
                                                         --------
                                                          298,295
                                                         --------
AUTO PARTS & EQUIPMENT (0.13%)
Autoliv Inc.                                       711     19,254
BorgWarner Inc.                                    231     14,876
Dana Corp.                                       1,080     12,485
Delphi Corp.                                     4,337     37,428
Goodyear Tire & Rubber Co. (The)                   743      3,901
Lear Corp. (1)                                     622     28,624
Visteon Corp.                                      343      2,356
                                                         --------
                                                          118,924
                                                         --------
BANKS (5.15%)
AmSouth Bancorp                                  2,657   $ 58,029
Associated Bancorp                                 870     32,086
Astoria Financial Corp.                            513     14,328
BancTrust Financial Group Inc.                     225      3,613
Bank of America Corp.                            8,232    650,575
Bank of Hawaii Corp.                               363     12,033
Bank of New York Co. Inc. (The)                  4,153    119,399
Bank One Corp.                                   6,105    226,984
Banknorth Group Inc.                             1,809     46,166
BB&T Corp.                                       2,577     88,391
Cascade Bancorp                                    613     10,623
Charter One Financial Inc.                       1,398     43,590
City National Corp.                                500     22,280
Coastal Financial Corp.                            267      3,443
Comerica Inc.                                      926     43,059
Commerce Bancorp Inc.                              543     20,145
Commerce Bancshares Inc.                         1,013     39,456
Compass Bancshares Inc.                          1,418     49,531
Downey Financial Corp.                             408     16,850
East West Bancorp Inc.                             947     34,225
Eastern Virginia Bankshares                        361      8,285
Fifth Third Bancorp                              3,330    190,942
First Citizens Banc Corp.                           26        675
First Tennessee National Corp.                     844     37,060
First Virginia Banks Inc.                          425     18,326
FleetBoston Financial Corp.                      5,706    169,525
Fulton Financial Corp.                             623     12,379
Golden West Financial Corp.                        898     71,849
GreenPoint Financial Corp.                         651     33,162
Hibernia Corp. Class A                             921     16,725
Huntington Bancshares Inc.                       2,661     51,943
KeyCorp                                          2,293     57,944
M&T Bank Corp.                                     554     46,658
Marshall & Ilsley Corp.                          1,574     48,133
Mellon Financial Corp.                           2,293     63,631
Mercantile Bankshares Corp.                      1,030     40,561
National Bankshares Inc.                           293     11,588
National City Corp.                              3,521    115,172
National Commerce Financial Corp.                1,603     35,571
New York Community Bancorp Inc.                    813     23,650
North Fork Bancorp Inc.                            713     24,285
Northern States Financial Corp.                    272      7,809
Northern Trust Corp.                             1,293     54,034
Old Point Financial Corp.                          136      3,986
PNC Financial Services Group                     1,530     74,679
Popular Inc.                                     1,708     65,912
Port Financial Corp.                               193     10,399
Prosperity Bancshares Inc.                       2,240     43,120
Regions Financial Corp.                          1,440     48,643
Shore Bancshares Inc.                              164      5,043
SouthTrust Corp.                                 2,055     55,896
Sovereign Bancorp Inc.                           3,386     52,991
State Street Corp.                               1,800     70,920

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
Sterling Bancorp (New York)                      1,181   $   32,938
SunTrust Banks Inc.                              1,490       88,417
Synovus Financial Corp.                          2,005       43,107
TCF Financial Corp.                                325       12,948
U.S. Bancorp                                    10,922      267,589
UCBH Holdings Inc.                               1,332       38,202
Union Planters Corp.                             1,160       35,995
UnionBanCal Corp.                                  689       28,504
Valley National Bancorp                            566       14,914
Wachovia Corp.                                   7,348      293,626
Washington Mutual Inc.                           5,235      216,205
Wayne Bancorp Inc.                                 158        4,817
Wells Fargo & Company                            9,025      454,860
Westamerica Bancorp                                650       28,002
Wilmington Trust Corp.                           1,011       29,673
Zions Bancorporation                               498       25,204
                                                         ----------
                                                          4,721,303
                                                         ----------
BEVERAGES (1.64%)
Anheuser-Busch Companies Inc.                    4,716      240,752
Brown-Forman Corp. Class B                         287       22,564
Coca-Cola Co. (The)                             14,396      668,118
Coca-Cola Enterprises Inc.                       2,550       46,282
Constellation Brands Inc. (1)                      608       19,091
Coors (Adolf) Company Class B                      199        9,747
Pepsi Bottling Group Inc.                        1,673       33,493
PepsiAmericas Inc.                               1,340       16,830
PepsiCo Inc.                                    10,042      446,869
                                                         ----------
                                                          1,503,746
                                                         ----------
BIOTECHNOLOGY (0.99%)
Amgen Inc. (1)                                   7,502      498,433
Applera Corp. - Celera Genomics Group (1)          884        9,123
Biogen Inc. (1)                                    782       29,716
Cephalon Inc. (1)                                  400       16,464
Chiron Corp. (1)                                 1,067       46,649
CuraGen Corp. (1)                                1,051        5,833
Genentech Inc. (1)                               1,505      108,541
Genzyme Corp. - General Division (1)             1,242       51,916
Human Genome Sciences Inc. (1)                   1,386       17,630
ICOS Corp. (1)                                     374       13,744
IDEC Pharmaceuticals Corp. (1)                     771       26,214
Immunomedics Inc. (1)                            1,410        8,897
Invitrogen Corp. (1)                               439       16,844
Millennium Pharmaceuticals Inc. (1)              2,014       31,680
Myriad Genetics Inc. (1)                           118        1,606
Protein Design Labs Inc. (1)                       442        6,179
Regeneron Pharmaceuticals Inc. (1)                 148        2,331
TECHNE Corp. (1)                                   426       12,925
                                                         ----------
                                                            904,725
                                                         ----------
BUILDING MATERIALS (0.13%)
American Standard Companies Inc. (1)               413   $   30,533
Masco Corp.                                      2,784       66,398
Vulcan Materials Co.                               592       21,945
                                                         ----------
                                                            118,876
                                                         ----------
CHEMICALS (0.94%)
Air Products & Chemicals Inc.                    1,241       51,626
Ashland Inc.                                       556       17,058
Cabot Corp.                                        646       18,540
Cabot Microelectronics Corp. (1)                   152        7,671
Dow Chemical Co. (The)                           5,363      166,038
Du Pont (E.I.) de Nemours and Co.                5,758      239,763
Eastman Chemical Co.                               503       15,930
Engelhard Corp.                                  1,008       24,968
Great Lakes Chemical Corp.                         620       12,648
Hercules Inc. (1)                                1,041       10,306
IMC Global Inc.                                  1,283        8,609
Lyondell Chemical Co.                            1,478       19,997
Monsanto Co.                                     1,414       30,599
PPG Industries Inc.                                973       49,370
Praxair Inc.                                       950       57,095
Rohm & Haas Co.                                  1,408       43,690
Sherwin-Williams Co. (The)                         851       22,875
Sigma-Aldrich Corp.                                492       26,657
Valspar Corp. (The)                                485       20,477
Vertex Pharmaceuticals Inc. (1)                    944       13,782
                                                         ----------
                                                            857,699
                                                         ----------
COMMERCIAL SERVICES (1.22%)
Alliance Data Systems Corp. (1)                    432       10,109
Apollo Group Inc. Class A (1)                    1,113       68,739
BearingPoint Inc. (1)                            1,733       16,723
Block (H & R) Inc.                               1,076       46,537
Career Education Corp. (1)                         438       29,968
Caremark Rx Inc. (1)                             1,807       46,404
Cendant Corp. (1)                                5,876      107,648
Coinstar Inc. (1)                                   96        1,811
Concord EFS Inc. (1)                             2,905       42,762
Convergys Corp. (1)                              1,221       19,536
Corinthian Colleges Inc. (1)                       365       17,728
Corporate Executive Board Co. (The) (1)            244        9,889
Deluxe Corp.                                       644       28,851
DeVry Inc. (1)                                     370        8,617
Donnelley (R.R.) & Sons Co.                      1,010       26,401
Dun & Bradstreet Corp. (1)                         714       29,345
Ecolab Inc.                                      1,662       42,547
Equifax Inc.                                       952       24,752
First Health Group Corp. (1)                     1,203       33,203
Heidrick & Struggles International Inc. (1)        772        9,743
Hudson Highland Group Inc. (1)                      81        1,540
InterActiveCorp (1)                              2,310       91,407

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares     Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Iron Mountain Inc. (1)                             631   $   23,404
ITT Educational Services Inc. (1)                  339        9,916
Landauer Inc.                                      169        7,069
Manpower Inc.                                      706       26,186
McKesson Corp.                                   1,725       61,651
Monster Worldwide Inc. (1)                         984       19,414
Moody's Corp.                                      927       48,862
Paychex Inc.                                     2,083       61,053
Quintiles Transnational Corp. (1)                  835       11,849
Rent-A-Center Inc. (1)                             261       19,786
Robert Half International Inc. (1)               1,511       28,618
Roper Industries Inc.                              189        7,031
ServiceMaster Co. (The)                          3,630       38,841
Trimeris Inc. (1)                                   39        1,782
Valassis Communications Inc. (1)                   517       13,297
Viad Corp.                                       1,046       23,420
                                                         ----------
                                                          1,116,439
                                                         ----------
COMPUTERS (3.80%)
Affiliated Computer Services Inc. Class A (1)      783       35,807
Apple Computer Inc. (1)                          2,269       43,383
Ask Jeeves Inc. (1)                                148        2,035
BISYS Group Inc. (The) (1)                         811       14,898
Brocade Communications Systems Inc. (1)          2,329       13,718
CACI International Inc. Class A (1)                237        8,129
Ceridian Corp. (1)                               1,438       24,403
Cisco Systems Inc. (1)                          41,527      693,086
Computer Sciences Corp. (1)                      1,096       41,780
Dell Computer Corp. (1)                         15,104      482,724
Diebold Inc.                                       684       29,583
DST Systems Inc. (1)                               612       23,256
Echelon Corp. (1)                                  817       11,250
Electronic Data Systems Corp.                    2,788       59,803
EMC Corp. (1)                                   12,854      134,581
Extreme Networks Inc. (1)                        1,748        9,264
FactSet Research Systems Inc.                      255       11,233
Fair Isaac Corp.                                   404       20,786
Foundry Networks Inc. (1)                          993       14,299
Gateway Inc. (1)                                 2,826       10,315
Hewlett-Packard Co.                             16,994      361,972
Hyperion Solutions Corp. (1)                       366       12,356
International Business Machines Corp.           10,068      830,610
Internet Security Systems Inc. (1)                 124        1,797
Juniper Networks Inc. (1)                        2,165       26,781
Kronos Inc. (1)                                    110        5,589
Lexmark International Inc. (1)                     754       53,361
Manhattan Associates Inc. (1)                      259        6,726
McDATA Corp. Class A (1)                         1,040       15,257
Mindspeed Technologies Inc. (1)                    873        2,356
NCR Corp. (1)                                      611       15,654
NetScreen Technologies Inc. (1)                    224   $    5,051
Network Appliance Inc. (1)                       1,906       30,896
Palm Inc. (1)                                       65        1,058
Planar Systems Inc. (1)                            268        5,242
Retek Inc. (1)                                     827        5,293
SanDisk Corp. (1)                                  561       22,636
Sapient Corp. (1)                                7,650       21,190
ScanSource Inc. (1)                                 70        1,872
Seagate Technology Inc. (2)                      6,036           --
SEI Investment Co.                                 429       13,728
SRA International Inc. Class A (1)                  86        2,752
Storage Technology Corp. (1)                       829       21,338
Sun Microsystems Inc. (1)                       20,116       92,534
SunGard Data Systems Inc. (1)                    1,731       44,850
Synopsys Inc. (1)                                  518       32,038
Take-Two Interactive Software Inc. (1)             319        9,040
3Com Corp. (1)                                   5,567       26,054
Unisys Corp. (1)                                 2,112       25,935
VeriSign Inc. (1)                                1,839       25,433
Veritas Software Corp. (1)                       2,291       65,683
Western Digital Corp. (1)                        1,064       10,959
                                                         ----------
                                                          3,480,374
                                                         ----------
COSMETICS / PERSONAL CARE (1.49%)
Alberto-Culver Co. Class B                         554       28,309
Avon Products Inc.                               1,384       86,085
Colgate-Palmolive Co.                            3,132      181,499
Estee Lauder Companies Inc. Class A                838       28,098
Gillette Co. (The)                               5,952      189,631
International Flavors & Fragrances Inc.            901       28,769
Kimberly-Clark Corp.                             2,934      152,979
Procter & Gamble Co.                             7,550      673,309
                                                         ----------
                                                          1,368,679
                                                         ----------
DISTRIBUTION / WHOLESALE (0.23%)
CDW Corp. (1)                                      454       20,793
Costco Wholesale Corp. (1)                       2,585       94,611
Fastenal Co.                                       625       21,213
Genuine Parts Co.                                1,171       37,484
Grainger (W.W.) Inc.                               594       27,775
Tech Data Corp. (1)                                500       13,355
                                                         ----------
                                                            215,231
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES (5.52%)
Affiliated Managers Group Inc. (1)                 136        8,289
Alleghany Corp. (1)                                148       28,268
Allied Capital Corp.                               680       15,708
American Express Co.                             7,613      318,300
American International Group Inc.               14,408      795,033
AmeriCredit Corp. (1)                              917        7,840
Bear Stearns Companies Inc. (The)                  601       43,524
Capital One Financial Corp.                      1,303       64,082

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
CIT Group Inc.                                   1,590   $   39,194
Citigroup Inc.                                  28,379    1,214,621
Citigroup Inc. Warrants
   (Expires 12/31/2050) (1)                      1,900        1,938
Countrywide Financial Corp.                        809       56,282
Doral Financial Corp.                              770       34,381
E*TRADE Group Inc. (1)                           2,318       19,703
Edwards (A.G.) Inc.                                738       25,240
Fannie Mae                                       5,796      390,882
Federal Agricultural Mortgage Corp. (1)            112        2,503
Federated Investors Inc. Class B                   689       18,892
Franklin Resources Inc.                          1,506       58,839
Freddie Mac                                      4,050      205,619
Gabelli Asset Management Inc. Class A (1)          247        8,917
Goldman Sachs Group Inc. (The)                   2,614      218,923
Janus Capital Group Inc.                         1,685       27,634
JP Morgan Chase & Co.                           11,133      380,526
Legg Mason Inc.                                    556       36,112
Lehman Brothers Holdings Inc.                    1,429       95,000
MBNA Corp.                                       7,305      152,236
Merrill Lynch & Co. Inc.                         5,218      243,576
Morgan Stanley                                   6,153      263,041
Neuberger Berman Inc.                              645       25,742
Nuveen Investments Inc. Class A                  1,060       28,874
Providian Financial Corp. (1)                    2,109       19,529
Schwab (Charles) Corp. (The)                     7,316       73,818
SLM Corp.                                        2,611      102,273
T. Rowe Price Group Inc.                           827       31,219
                                                         ----------
                                                          5,056,558
                                                         ----------
ELECTRIC (1.77%)
AES Corp. (The) (1)                              3,426       21,755
Ameren Corp.                                     1,131       49,877
American Electric Power Co. Inc.                 2,061       61,480
Calpine Corp. (1)                                1,835       12,111
CenterPoint Energy Inc.                          2,087       17,009
Cinergy Corp.                                    1,341       49,335
CMS Energy Corp.                                   474        3,839
Consolidated Edison Inc.                         1,158       50,118
Constellation Energy Group Inc.                  1,233       42,292
Dominion Resources Inc.                          1,631      104,824
DPL Inc.                                           728       11,604
DTE Energy Co.                                   1,051       40,611
Duke Energy Corp.                                4,980       99,351
Edison International (1)                         2,270       37,296
Energy East Corp.                                  831       17,252
Entergy Corp.                                    1,343       70,884
Exelon Corp.                                     1,969      117,766
FirstEnergy Corp.                                1,711       65,788
FPL Group Inc.                                   1,052       70,326
Great Plains Energy Inc.                         1,280       36,966
Hawaiian Electric Industries Inc.                  710   $   32,554
MDU Resources Group Inc.                           497       16,645
NiSource Inc.                                    1,546       29,374
Northeast Utilities                                746       12,488
NSTAR                                              689       31,384
Pepco Holdings Inc.                                883       16,918
PG&E Corp. (1)                                   2,141       45,282
Pinnacle West Capital Corp.                        724       27,114
PPL Corp.                                        1,180       50,740
Progress Energy Inc.                             1,316       57,772
Public Service Enterprise Group Inc.             1,048       44,278
Puget Energy Inc.                                  540       12,890
Reliant Resources Inc. (1)                       1,825       11,187
SCANA Corp.                                        637       21,836
Southern Company                                 4,072      126,884
TECO Energy Inc.                                   776        9,304
Texas Genco Holdings Inc.                          115        2,674
TXU Corp.                                        1,608       36,100
Wisconsin Energy Corp.                             744       21,576
Xcel Energy Inc.                                 2,263       34,036
                                                         ----------
                                                          1,621,520
                                                         ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.09%)
American Power Conversion Corp. (1)              1,511       23,556
Energizer Holdings Inc. (1)                        595       18,683
Molex Inc.                                       1,211       32,685
Power-One Inc. (1)                                 789        5,641
                                                         ----------
                                                             80,565
                                                         ----------
ELECTRONICS (0.52%)
Agilent Technologies Inc. (1)                    2,619       51,201
AMETEK Inc.                                        400       14,660
Amphenol Corp. Class A (1)                         104        4,869
Applera Corp. - Applied Biosystems Group         1,133       21,561
Arrow Electronics Inc. (1)                         953       14,524
ATMI Inc. (1)                                      237        5,918
Avnet Inc. (1)                                   1,098       13,923
AVX Corp.                                          534        5,869
Cymer Inc. (1)                                     182        5,744
Fairchild Semiconductor International
   Inc. Class A (1)                                842       10,769
Gentex Corp. (1)                                   467       14,295
Helix Technology Corp.                             419        5,543
Jabil Circuit Inc. (1)                           1,259       27,824
Johnson Controls Inc.                              550       47,080
Millipore Corp. (1)                                409       18,147
Park Electrochemical Corp.                         120        2,394
Parker Hannifin Corp.                              687       28,847
PerkinElmer Inc.                                   661        9,128
Sanmina-SCI Corp. (1)                            4,253       26,836
Solectron Corp. (1)                              4,732       17,698

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Symbol Technologies Inc.                         1,794   $   23,340
Tektronix Inc. (1)                                 761       16,438
Thermo Electron Corp. (1)                        1,219       25,623
Thomas & Betts Corp. (1)                           378        5,462
Trimble Navigation Ltd. (1)                        208        4,769
Varian Inc. (1)                                    363       12,585
Vishay Intertechnology Inc. (1)                  1,564       20,645
Waters Corp. (1)                                   764       22,255
                                                         ----------
                                                            477,947
                                                         ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                        554       18,637
                                                         ----------
ENTERTAINMENT (0.10%)
Expedia Inc. (1)                                   213       16,269
GTECH Holdings Corp. (1)                           297       11,182
Hollywood Entertainment Corp. (1)                  118        2,030
International Game Technology Inc. (1)             580       59,351
                                                         ----------
                                                             88,832
                                                         ----------
ENVIRONMENTAL CONTROL (0.14%)
Allied Waste Industries Inc. (1)                 1,637       16,452
Republic Services Inc. (1)                       1,305       29,584
Waste Management Inc.                            3,382       81,472
                                                         ----------
                                                            127,508
                                                         ----------
FOOD (1.36%)
Albertson's Inc.                                 2,056       39,475
Applebee's International Inc.                      483       15,181
Archer-Daniels-Midland Co.                       4,903       63,102
Campbell Soup Co.                                2,548       62,426
CEC Entertainment Inc. (1)                         271       10,008
Cheesecake Factory (The) (1)                       317       11,377
ConAgra Foods Inc.                               2,968       70,045
Dean Foods Co. (1)                               1,130       35,595
Del Monte Foods Co. (1)                            875        7,735
General Mills Inc.                               2,181      103,401
Heinz (H.J.) Co.                                 2,028       66,883
Hershey Foods Corp.                                752       52,384
Hormel Foods Corp.                               1,115       26,426
Kellogg Co.                                      2,479       85,203
Kraft Foods Inc.                                 2,264       73,693
Kroger Co. (1)                                   3,977       66,336
McCormick & Co. Inc.                             1,376       37,427
Safeway Inc. (1)                                 2,583       52,848
Sara Lee Corp.                                   4,448       83,667
Smithfield Foods Inc. (1)                          637       14,600
Smucker (J.M.) Co. (The)                           450       17,951
SUPERVALU Inc.                                     945       20,147
Sysco Corp.                                      3,694      110,968
Tyson Foods Inc. Class A                         1,784       18,946
Whole Foods Market Inc. (1)                        324       15,400
Winn-Dixie Stores Inc.                           1,053   $   12,962
Wrigley (William Jr.) Co.                        1,293       72,705
                                                         ----------
                                                          1,246,891
                                                         ----------
FOREST PRODUCTS & PAPER (0.32%)
Boise Cascade Corp.                                555       13,265
Bowater Inc.                                       461       17,264
Georgia-Pacific Corp.                            1,215       23,024
International Paper Co.                          2,618       93,541
MeadWestvaco Corp.                               1,204       29,739
Plum Creek Timber Co. Inc.                       1,264       32,801
Temple-Inland Inc.                                 329       14,117
Weyerhaeuser Co.                                 1,276       68,904
                                                         ----------
                                                            292,655
                                                         ----------
GAS (0.14%)
EnergySouth Inc.                                   188        6,166
KeySpan Corp.                                      982       34,812
Nicor Inc.                                         357       13,248
Peoples Energy Corp.                               794       34,055
Sempra Energy                                    1,372       39,143
                                                         ----------
                                                            127,424
                                                         ----------
HAND / MACHINE TOOLS (0.22%)
Black & Decker Corp.                               479       20,813
Emerson Electric Co.                             2,441      124,735
Snap-On Inc.                                       483       14,021
SPX Corp. (1)                                      643       28,331
Stanley Works (The)                                596       16,450
                                                         ----------
                                                            204,350
                                                         ----------
HEALTH CARE (3.29%)
Aetna Inc.                                         805       48,461
AMERIGROUP Corp. (1)                               362       13,466
AmSurg Corp. (1)                                   361       11,011
Anthem Inc. (1)                                    835       64,420
Apogent Technologies Inc. (1)                    1,069       21,380
Apria Healthcare Group Inc. (1)                    655       16,296
Bard (C.R.) Inc.                                   484       34,514
Bausch & Lomb Inc.                                 415       15,563
Baxter International Inc.                        3,589       93,314
Beckman Coulter Inc.                               570       23,165
Becton, Dickinson & Co.                          1,471       57,148
Biomet Inc.                                      1,463       41,930
Bio-Rad Laboratories Inc. Class A (1)              286       15,830
Biosite Inc. (1)                                    45        2,165
Boston Scientific Corp. (1)                      2,442      149,206
Candela Corp. (1)                                  877       10,103
Cerner Corp. (1)                                   199        4,567
CNS Inc. (1)                                     1,282       10,897
Covance Inc. (1)                                   670       12,127

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Cyberonics Inc. (1)                                123   $    2,646
Cytyc Corp. (1)                                  1,073       11,288
Enzon Pharmaceuticals Inc. (1)                     786        9,841
Express Scripts Inc. (1)                           383       26,167
Guidant Corp.                                    1,882       83,542
HCA Inc.                                         2,736       87,661
Health Management Associates Inc. Class A        1,964       36,236
Health Net Inc. (1)                                905       29,820
Hillenbrand Industries Inc.                        516       26,032
Humana Inc. (1)                                    950       14,345
Invacare Corp.                                     399       13,167
Johnson & Johnson                               17,399      899,528
Laboratory Corp. of America Holdings (1)           984       29,668
LifePoint Hospitals Inc. (1)                       312        6,533
Lincare Holdings Inc. (1)                          482       15,188
Manor Care Inc. (1)                                497       12,430
Medtronic Inc.                                   7,224      346,535
Mid Atlantic Medical Services Inc. (1)             318       16,631
Oakley Inc. (1)                                    450        5,297
Oxford Health Plans Inc. (1)                       703       29,547
Pediatrix Medical Group Inc. (1)                   281       10,018
PolyMedica Corp.                                    65        2,976
Quest Diagnostics Inc. (1)                         615       39,237
Renal Care Group Inc. (1)                          672       23,661
ResMed Inc. (1)                                    314       12,309
Respironics Inc. (1)                               213        7,992
Select Medical Corp. (1)                           125        3,104
St. Jude Medical Inc. (1)                        1,006       57,845
Stryker Corp.                                    1,160       80,469
Tenet Healthcare Corp. (1)                       2,317       26,993
Triad Hospitals Inc. (1)                           426       10,573
UnitedHealth Group Inc.                          3,419      171,805
Universal Health Services Inc. Class B (1)         466       18,463
Varian Medical Systems Inc. (1)                    587       33,794
VISX Inc. (1)                                      317        5,500
Vital Images Inc. (1)                              527        9,739
WebMD Corp. (1)                                  2,427       26,284
WellPoint Health Networks Inc. (1)                 871       73,425
Zimmer Holdings Inc. (1)                         1,133       51,042
                                                         ----------
                                                          3,012,894
                                                         ----------
HOME BUILDERS (0.18%)
Centex Corp.                                       343       26,682
D.R. Horton Inc.                                 1,295       36,390
KB Home                                            464       28,759
Lennar Corp. Class A                               432       30,888
Lennar Corp. Class B                                43        2,954
NVR Inc. (1)                                        33       13,563
Pulte Homes Inc.                                   261       16,093
Ryland Group Inc.                                  184   $   12,770
                                                         ----------
                                                            168,099
                                                         ----------
HOME FURNISHINGS (0.13%)
Harman International Industries Inc.               236       18,677
Hooker Furniture Corp.                             329        8,136
Leggett & Platt Inc.                             1,651       33,846
Maytag Corp.                                       620       15,140
Polycom Inc. (1)                                 1,148       15,911
Whirlpool Corp.                                    483       30,767
                                                         ----------
                                                            122,477
                                                         ----------
HOUSEHOLD PRODUCTS / WARES (0.23%)
Avery Dennison Corp.                               578       29,016
Clorox Co.                                       1,182       50,412
Fortune Brands Inc.                                970       50,634
Newell Rubbermaid Inc.                           1,605       44,940
Toro Co.                                           546       21,704
Tupperware Corp.                                   991       14,231
                                                         ----------
                                                            210,937
                                                         ----------
INSURANCE (2.11%)
ACE Ltd.                                         1,573       53,938
AFLAC Inc.                                       2,957       90,928
Allstate Corp. (The)                             3,907      139,285
Ambac Financial Group Inc.                         610       40,413
American National Insurance Co.                    421       36,371
AON Corp.                                        1,626       39,154
Berkley (W.R.) Corp.                               235       12,385
Brown & Brown Inc.                                 483       15,698
Chubb Corp.                                      1,001       60,060
CIGNA Corp.                                        746       35,017
Cincinnati Financial Corp.                       1,112       41,244
CNA Financial Corp. (1)                            383        9,422
Fidelity National Financial Inc.                   965       29,683
First American Corp.                               533       14,045
Gallagher (Arthur J.) & Co.                        623       16,946
Hancock (John) Financial Services Inc.           1,540       47,324
Hartford Financial Services Group Inc.           1,531       77,101
HCC Insurance Holdings Inc.                        635       18,777
Hilb, Rogal & Hamilton Co.                         283        9,633
Jefferson-Pilot Corp.                              840       34,826
Lincoln National Corp.                             999       35,594
Loews Corp.                                        999       47,243
Markel Corp. (1)                                   115       29,440
Marsh & McLennan Companies Inc.                  3,102      158,419
MBIA Inc.                                          800       39,000
MetLife Inc.                                     4,379      124,013
MGIC Investment Corp.                              565       26,352
Old Republic International Corp.                   799       27,382
PMI Group Inc. (The)                               682       18,305
Principal Financial Group Inc.                   2,050       66,113

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Progressive Corp. (The)                          1,264   $   92,398
Prudential Financial Inc.                        3,137      105,560
Radian Group Inc.                                  762       27,927
SAFECO Corp.                                     1,015       35,809
St. Paul Companies Inc.                          1,210       44,177
StanCorp Financial Group Inc.                      186        9,713
Torchmark Corp.                                    643       23,952
Transatlantic Holdings Inc.                         79        5,463
Travelers Property Casualty Corp. Class B        5,864       92,475
Unitrin Inc.                                       673       18,252
UNUMProvident Corp.                              1,432       19,203
XL Capital Ltd. Class A                            761       63,163
                                                         ----------
                                                          1,932,203
                                                         ----------
IRON / STEEL (0.04%)
Allegheny Technologies Inc.                        602        3,973
Nucor Corp.                                        506       24,718
United States Steel Corp.                          457        7,481
                                                         ----------
                                                             36,172
                                                         ----------
LEISURE TIME (0.14%)
Brunswick Corp.                                    929       23,244
Harley-Davidson Inc.                             1,797       71,628
Polaris Industries Inc.                            188       11,543
Sabre Holdings Corp.                               864       21,298
                                                         ----------
                                                            127,713
                                                         ----------
LODGING (0.22%)
Harrah's Entertainment Inc. (1)                    759       30,542
Hilton Hotels Corp.                              2,288       29,264
Marriott International Inc. Class A              1,417       54,441
MGM Grand Inc. (1)                                 639       21,841
Park Place Entertainment Corp. (1)               3,472       31,560
Starwood Hotels & Resorts Worldwide Inc.         1,178       33,679
                                                         ----------
                                                            201,327
                                                         ----------
MACHINERY (0.35%)
Caterpillar Inc.                                 1,947      108,370
Cognex Corp. (1)                                   440        9,834
Deere & Co.                                      1,323       60,461
Dover Corp.                                      1,163       34,843
Graco Inc.                                         670       21,440
Ingersoll-Rand Co. Class A                         964       45,616
Manitowoc Co. Inc. (The)                           255        5,687
Rockwell Automation Inc.                         1,248       29,752
Ultratech Inc. (1)                                 353        6,527
                                                         ----------
                                                            322,530
                                                         ----------
MANUFACTURERS (3.00%)
Carlisle Companies Inc.                            221   $    9,317
Cooper Industries Ltd.                             617       25,482
Crane Co.                                          779       17,629
Danaher Corp.                                      823       56,005
Eastman Kodak Co.                                1,667       45,592
Eaton Corp.                                        470       36,947
General Electric Co.                            58,592    1,680,419
Harsco Corp.                                       450       16,223
Honeywell International Inc.                     4,826      129,578
Illinois Tool Works Inc.                         1,683      110,826
ITT Industries Inc.                                632       41,371
Pall Corp.                                         893       20,093
Pentair Inc.                                       641       25,037
Textron Inc.                                       830       32,387
3M Co.                                           2,242      289,173
Tyco International Ltd.                         11,270      213,905
                                                         ----------
                                                          2,749,984
                                                         ----------
MEDIA (3.00%)
AOL Time Warner Inc. (1)                        25,128      404,310
Belo (A.H.) Corp.                                1,400       31,304
Cablevision Systems Corp. (1)                      832       17,272
Clear Channel Communications Inc. (1)            3,401      144,168
Comcast Corp. Class A (1)                       20,143      607,916
Dow Jones & Co. Inc.                               522       22,462
Entercom Communications Corp. (1)                  418       20,486
Fox Entertainment Group Inc. Class A (1)         1,276       36,723
Gannett Co. Inc.                                 1,419      108,993
Gemstar-TV Guide International Inc. (1)          2,333       11,875
Hispanic Broadcasting Corp. (1)                    766       19,495
Knight Ridder Inc.                                 437       30,122
Lee Enterprises Inc.                               525       19,703
Liberty Media Corp. Class A (1)                 19,520      225,651
LodgeNet Entertainment Corp. (1)                   440        4,818
McClatchy Co. (The) Class A                        478       27,542
McGraw-Hill Companies Inc. (The)                 1,043       64,666
Meredith Corp.                                     606       26,664
New York Times Co. Class A                         812       36,946
Readers Digest Association Inc. (The)            1,018       13,723
Scripps (E.W.) Co. Class A                         297       26,350
Tribune Co.                                      1,868       90,224
Univision Communications Inc. Class A (1)        1,382       42,013
Viacom Inc. Class B (1)                          9,706      423,764
Walt Disney Co. (The)                           11,822      233,485
Washington Post Company (The) Class B               50       36,645
Westwood One Inc. (1)                              726       24,633
                                                         ----------
                                                          2,751,953
                                                         ----------
METAL FABRICATE / HARDWARE (0.02%)
Precision Castparts Corp.                          678       21,086
                                                         ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

METALS-DIVERSIFIED (0.00%)
Maverick Tube Corp. (1)                             97   $    1,858
                                                         ----------
MINING (0.27%)
Alcoa Inc.                                       4,920      125,460
Freeport-McMoRan Copper & Gold Inc.              1,324       32,438
Newmont Mining Corp.                             2,206       71,607
Phelps Dodge Corp. (1)                             518       19,860
                                                         ----------
                                                            249,365
                                                         ----------
OFFICE / BUSINESS EQUIPMENT (0.13%)
Herman Miller Inc.                               1,132       22,878
Pitney Bowes Inc.                                1,328       51,008
Xerox Corp. (1)                                  4,463       47,263
                                                         ----------
                                                            121,149
                                                         ----------
OIL & GAS PRODUCERS (3.23%)
Amerada Hess Corp.                                 494       24,295
Anadarko Petroleum Corp.                         1,398       62,169
Apache Corp.                                       936       60,896
Burlington Resources Inc.                        1,067       57,693
ChevronTexaco Corp.                              5,844      421,937
Cimarex Energy Co. (1)                             444       10,545
ConocoPhillips                                   3,859      211,473
Devon Energy Corp.                               1,347       71,930
Diamond Offshore Drilling Inc.                     445        9,341
ENSCO International Inc.                         1,230       33,087
EOG Resources Inc.                                 725       30,334
Equitable Resources Inc.                           833       33,936
Evergreen Resources Inc. (1)                       193       10,482
EXCO Resources Inc. (1)                            464        8,310
Exxon Mobil Corp.                               36,607    1,314,557
Kerr-McGee Corp.                                   603       27,014
Kinder Morgan Inc.                                 830       45,360
Marathon Oil Corp.                               1,760       46,376
Murphy Oil Corp.                                   768       40,397
Nabors Industries Ltd. (1)                         976       38,601
Newfield Exploration Co. (1)                       433       16,259
Noble Corp. (1)                                    969       33,237
Noble Energy Inc.                                  476       17,993
Occidental Petroleum Corp.                       2,321       77,870
Patina Oil & Gas Corp.                             569       18,293
Pioneer Natural Resources Co. (1)                  727       18,975
Pogo Producing Co.                                 513       21,931
Rowan Companies Inc. (1)                           782       17,517
St. Mary Land & Exploration Co.                    436       11,903
Sunoco Inc.                                        587       22,153
Transocean Inc. (1)                              1,701       37,371
Unocal Corp.                                     1,321       37,899
Valero Energy Corp.                                900       32,697
XTO Energy Inc.                                  2,002       40,260
                                                         ----------
                                                          2,963,091
                                                         ----------
OIL & GAS SERVICES (0.49%)
Baker Hughes Inc.                                1,932   $   64,857
BJ Services Co. (1)                                992       37,061
Cooper Cameron Corp. (1)                           385       19,396
Grant Prideco Inc. (1)                           1,087       12,772
Halliburton Co.                                  2,294       52,762
Patterson-UTI Energy Inc. (1)                      460       14,904
Schlumberger Ltd.                                3,408      162,119
Smith International Inc. (1)                       919       33,764
Tidewater Inc.                                     534       15,684
Varco International Inc. (1)                     1,708       33,477
                                                         ----------
                                                            446,796
                                                         ----------
PACKAGING & CONTAINERS (0.17%)
Ball Corp.                                         444       20,206
Bemis Co.                                          472       22,090
Pactiv Corp. (1)                                 1,497       29,506
Sealed Air Corp. (1)                               557       26,547
Smurfit-Stone Container Corp. (1)                1,864       24,288
Sonoco Products Co.                              1,220       29,304
                                                         ----------
                                                            151,941
                                                         ----------
PHARMACEUTICALS (5.42%)
Abbott Laboratories                              9,202      402,680
Able Laboratories Inc. (1)                         326        6,422
Advanced Medical Optics Inc. (1)                   702       11,969
AdvancePCS (1)                                     364       13,916
Alkermes Inc. (1)                                  441        4,741
Allergan Inc.                                      763       58,827
AmerisourceBergen Corp.                            677       46,950
Andrx Group (1)                                    278        5,532
Barr Laboratories Inc. (1)                         380       24,890
Bristol-Myers Squibb Co.                        11,451      310,895
Cardinal Health Inc.                             2,470      158,821
Celgene Corp. (1)                                  870       26,448
CV Therapeutics Inc. (1)                           294        8,720
DENTSPLY International Inc.                        523       21,391
Forest Laboratories Inc. (1)                     2,137      117,001
Gilead Sciences Inc. (1)                         1,435       79,757
ICN Pharmaceuticals Inc.                           824       13,810
ImClone Systems Inc. (1)                           338       10,688
IVAX Corp. (1)                                   1,632       29,131
King Pharmaceuticals Inc. (1)                    1,514       22,347
KV Pharmaceuticals Co. (1)                         199        5,532
Ligand Pharmaceuticals Inc. Class B (1)            123        1,672
Lilly (Eli) & Co.                                6,631      457,340
Medicines Co. (The) (1)                             81        1,595
Medicis Pharmaceutical Corp. Class A               263       14,912
MedImmune Inc. (1)                               1,536       55,864
Merck & Co. Inc.                                13,156      796,596
MGI Pharma Inc. (1)                                 82        2,102
Mylan Laboratories Inc.                          1,397       48,574
Neurocrine Biosciences Inc. (1)                    458       22,873

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
NPS Pharmaceuticals Inc. (1)                       286   $    6,961
Omnicare Inc.                                      899       30,377
OSI Pharmaceuticals Inc. (1)                       276        8,890
Pfizer Inc.                                     46,372    1,583,604
Schering-Plough Corp.                            8,128      151,181
Sepracor Inc. (1)                                  615       11,088
Sybron Dental Specialties Inc. (1)                 584       13,782
Watson Pharmaceuticals Inc. (1)                    684       27,613
Wyeth                                            7,848      357,476
                                                         ----------
                                                          4,972,968
                                                         ----------
PIPELINES (0.07%)
Dynegy Inc. Class A                              1,710        7,182
El Paso Corp.                                    2,721       21,986
Questar Corp.                                      539       18,040
Williams Companies Inc.                          2,582       20,398
                                                         ----------
                                                             67,606
                                                         ----------
REAL ESTATE (0.14%)
Catellus Development Corp. (1)                   1,558       34,276
CenterPoint Properties Corp.                       858       52,553
Developers Diversified Realty Corp.                490       13,936
Mid Atlantic Realty Trust                          258        5,403
St. Joe Company (The)                              687       21,434
                                                         ----------
                                                            127,602
                                                         ----------
REAL ESTATE INVESTMENT TRUSTS (0.91%)
AMB Property Corp.                                 482       13,578
Apartment Investment & Management Co. Class A      684       23,666
Archstone-Smith Trust                            2,142       51,408
AvalonBay Communities Inc.                         533       22,727
Boston Properties Inc.                             868       38,018
CBL & Associates Properties Inc.                 1,169       50,267
Crescent Real Estate Equities Co.                2,023       33,602
Duke Realty Corp.                                2,161       59,536
Equity Office Properties Trust                   2,262       61,097
Equity Residential                               1,663       43,155
General Growth Properties Inc.                     491       30,658
Health Care Property Investors Inc.                900       38,115
Host Marriott Corp. (1)                          3,617       33,096
iStar Financial Inc.                             1,386       50,589
Kimco Realty Corp.                               1,449       54,917
Liberty Property Trust                             609       21,071
Parkway Properties Inc.                            273       11,480
ProLogis                                         1,044       28,501
Public Storage Inc.                              1,161       39,323
Rouse Co. (The)                                    732       27,889
Simon Property Group Inc.                        1,406       54,876
U.S. Restaurant Properties Inc.                    691       10,849
Vornado Realty Trust                               779   $   33,964
                                                         ----------
                                                            832,382
                                                         ----------
RETAIL (4.85%)
Abercrombie & Fitch Co. Class A (1)                663       18,836
Amazon.com Inc. (1)                              1,592       58,092
America's Car-Mart Inc. (1)                        639       11,681
AutoNation Inc. (1)                              2,323       36,518
AutoZone Inc. (1)                                  540       41,024
Bed Bath & Beyond Inc. (1)                       1,746       67,762
Best Buy Co. Inc. (1)                            1,940       85,205
Big Lots Inc. (1)                                1,243       18,695
Borders Group Inc. (1)                             422        7,431
Brinker International Inc. (1)                     638       22,981
CarMax Inc. (1)                                    620       18,693
CBRL Group Inc.                                    446       17,332
Circuit City Stores Inc.                         1,761       15,497
Coach Inc. (1)                                     755       37,554
CVS Corp.                                        2,209       61,918
Darden Restaurants Inc.                          1,418       26,914
Dick's Sporting Goods Inc. (1)                      80        2,934
Dillards Inc. Class A                              798       10,749
Dollar General Corp.                             2,266       41,377
Dollar Tree Stores Inc. (1)                        912       28,938
eBay Inc. (1)                                    1,880      195,858
Family Dollar Stores Inc.                        1,083       41,316
Federated Department Stores Inc.                 1,129       41,604
Foot Locker Inc.                                 1,571       20,816
Gap Inc. (The)                                   5,325       99,897
Home Depot Inc.                                 13,583      449,869
Hot Topic Inc. (1)                                  87        2,341
Kenneth Cole Productions Class A (1)               537       10,466
Kohls Corp. (1)                                  2,025      104,045
Krispy Kreme Doughnuts Inc. (1)                    377       15,525
Limited Brands Inc.                              3,529       54,700
Lowe's Companies Inc.                            4,655      199,932
May Department Stores Co. (The)                  1,775       39,512
McDonald's Corp.                                 7,176      158,303
Michaels Stores Inc. (1)                           521       19,829
Neiman-Marcus Group Inc. Class A (1)               369       13,505
99 Cents Only Stores (1)                           339       11,634
Nordstrom Inc.                                   1,188       23,190
Office Depot Inc. (1)                            2,173       31,530
Outback Steakhouse Inc.                            707       27,573
Penney (J.C.) Co. Inc. (Holding Co.)             1,477       24,887
PETsMART Inc. (1)                                1,459       24,322
Pier 1 Imports Inc.                                539       10,996
RadioShack Corp.                                 1,024       26,941
Rite Aid Corp. (1)                               1,754        7,805
Ross Stores Inc.                                   680       29,063
Ruby Tuesday Inc.                                  289        7,147
Sears, Roebuck and Co.                           1,779       59,846

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Staples Inc. (1)                                 2,483   $   45,563
Starbucks Corp. (1)                              2,132       52,277
Target Corp.                                     5,043      190,827
Tiffany & Co.                                      929       30,360
TJX Companies Inc.                               2,974       56,030
Toys R Us Inc. (1)                               1,627       19,719
Walgreen Co.                                     5,948      179,035
Wal-Mart Stores Inc.                            25,687    1,378,621
Wendy's International Inc.                         849       24,596
Williams-Sonoma Inc. (1)                           758       22,134
Yum! Brands Inc. (1)                             1,769       52,292
Zale Corp. (1)                                     235        9,400
                                                         ----------
                                                          4,443,437
                                                         ----------
SEMICONDUCTORS (2.12%)
Advanced Micro Devices Inc. (1)                  2,723       17,454
Agere Systems Inc. Class B (1)                  12,558       28,883
Altera Corp. (1)                                 1,955       32,062
Amkor Technology Inc. (1)                        1,275       16,754
Analog Devices Inc. (1)                          2,019       70,302
Applied Materials Inc. (1)                       8,858      140,488
Applied Micro Circuits Corp. (1)                 1,962       11,870
Atmel Corp. (1)                                  4,724       11,952
Broadcom Corp. Class A (1)                       1,710       42,596
Brooks Automation Inc. (1)                         158        1,792
Conexant Systems Inc. (1)                        2,618       10,734
Cree Inc. (1)                                      662       10,777
Cypress Semiconductor Corp. (1)                  1,380       16,560
GlobeSpanVirata Inc. (1)                         1,350       11,138
Integrated Device Technology Inc. (1)            1,302       14,387
Intel Corp.                                     37,979      789,356
International Rectifier Corp. (1)                  542       14,536
Intersil Corp. Class A (1)                         818       21,767
KLA-Tencor Corp. (1)                             1,024       47,606
Lam Research Corp. (1)                             635       11,563
Lattice Semiconductor Corp. (1)                    998        8,214
Linear Technology Corp.                          1,630       52,502
LSI Logic Corp. (1)                              2,650       18,762
Maxim Integrated Products Inc.                   1,802       61,610
Microchip Technology Inc.                        1,264       31,132
Micron Technology Inc. (1)                       3,278       38,123
Mykrolis Corp. (1)                                 239        2,426
National Semiconductor Corp. (1)                 1,056       20,824
Novellus Systems Inc. (1)                          782       28,638
NVIDIA Corp. (1)                                 1,025       23,585
OmniVision Technologies Inc. (1)                   281        8,767
ON Semiconductor Corp. (1)                       7,353       19,853
PMC-Sierra Inc. (1)                                457        5,361
QLogic Corp. (1)                                   551       26,630
Rambus Inc. (1)                                    629       10,423
Silicon Laboratories Inc. (1)                      243        6,474
Skyworks Solutions Inc. (1)                      1,065        7,210
Teradyne Inc. (1)                                1,123   $   19,439
Texas Instruments Inc.                           9,431      165,986
TriQuint Semiconductor Inc. (1)                  1,213        5,046
Varian Semiconductor Equipment
   Associates Inc. (1)                             201        5,982
Vitesse Semiconductor Corp. (1)                  2,369       11,655
Xilinx Inc. (1)                                  1,828       46,267
                                                         ----------
                                                          1,947,486
                                                         ----------
SOFTWARE (3.48%)
Adobe Systems Inc.                               1,150       36,881
Akamai Technologies Inc. (1)                     1,781        8,513
Ariba Inc. (1)                                   3,036        9,017
Ascential Software Corp. (1)                       499        8,208
Autodesk Inc.                                    1,207       19,505
Automatic Data Processing Inc.                   3,475      117,664
BEA Systems Inc. (1)                             2,176       23,631
BMC Software Inc. (1)                            1,450       23,679
Cadence Design Systems Inc. (1)                  1,721       20,755
Centillium Communications Inc. (1)                 198        1,962
Certegy Inc. (1)                                   587       16,289
CheckFree Corp. (1)                                626       17,428
ChoicePoint Inc. (1)                               710       24,509
Citrix Systems Inc. (1)                          1,267       25,796
Computer Associates International Inc.           3,271       72,878
Compuware Corp. (1)                              3,155       18,204
CSG Systems International Inc. (1)                 837       11,827
Documentum Inc. (1)                                544       10,700
Electronic Arts Inc. (1)                           842       62,300
eUniverse Inc. (1)(2)                            3,155       11,421
First Data Corp.                                 4,455      184,615
Fiserv Inc. (1)                                  1,018       36,251
IMPAC Medical Systems Inc. (1)                     245        5,116
IMS Health Inc.                                  1,434       25,798
Intuit Inc. (1)                                  1,184       52,724
Mercury Interactive Corp. (1)                      536       20,695
Micromuse Inc. (1)                                 611        4,882
Microsoft Corp.                                 63,087    1,615,658
Netegrity Inc. (1)                               2,375       13,870
Network Associates Inc. (1)                        830       10,524
Novell Inc. (1)                                  2,219        6,835
Oracle Corp. (1)                                30,485      366,430
Parametric Technology Corp. (1)                  1,981        6,042
PeopleSoft Inc. (1)                              1,534       26,983
ProQuest Co. (1)                                   189        4,876
RealNetworks Inc. (1)                            1,281        8,685
Reynolds & Reynolds Co. (The) Class A              352       10,053
SAFLINK Corp. (1)                                  537        3,405
SERENA Software Inc. (1)                           406        8,477
Siebel Systems Inc. (1)                          3,022       28,830
Sybase Inc. (1)                                    803       11,170
Symantec Corp. (1)                                 849       37,237

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
TIBCO Software Inc. (1)                          1,514   $     7,706
Total System Services Inc.                         636        14,183
Vignette Corp. (1)                               5,453        11,342
Websense Inc. (1)                                  316         4,949
Yahoo! Inc. (1)                                  3,579       117,248
                                                         -----------
                                                           3,185,751
                                                         -----------
TELECOMMUNICATION EQUIPMENT (0.58%)
ADC Telecommunications Inc. (1)                  4,999        11,638
Advanced Fibre Communications Inc. (1)             922        15,001
American Tower Corp. Class A (1)                 1,826        16,160
Andrew Corp. (1)                                   589         5,419
Avaya Inc. (1)                                   2,456        15,866
CIENA Corp. (1)                                  3,327        17,267
Comverse Technology Inc. (1)                     1,099        16,518
Harris Corp.                                       447        13,432
JDS Uniphase Corp. (1)                           8,704        30,551
Lucent Technologies Inc. (1)                    19,904        40,405
Motorola Inc.                                   12,418       117,102
QUALCOMM Inc.                                    4,600       164,450
RF Micro Devices Inc. (1)                        1,372         8,259
Scientific-Atlanta Inc.                            924        22,028
Sonus Networks Inc. (1)                          1,970         9,909
Sycamore Networks Inc. (1)                       1,453         5,565
Tellabs Inc. (1)                                 3,079        20,229
                                                         -----------
                                                             529,799
                                                         -----------
TELECOMMUNICATIONS (1.40%)
Allen Telecom Inc. (1)                             115         1,900
AT&T Wireless Services Inc. (1)                 14,509       119,119
Avocent Corp. (1)                                  440        13,169
Citizens Communications Co. (1)                  2,393        30,846
Corning Inc. (1)                                 6,588        48,685
Cox Communications Inc. Class A (1)              1,908        60,865
Crown Castle International Corp. (1)             1,729        13,434
EchoStar Communications Corp. (1)                1,653        57,227
Emulex Corp. (1)                                   707        16,098
General Motors Corp. Class H (1)                 6,172        79,063
InterDigital Communications Corp. (1)              638        14,910
Level 3 Communications Inc. (1)                  3,331        22,118
Nextel Communications Inc. Class A (1)           5,963       107,811
PanAmSat Corp. (1)                                 568        10,468
Plantronics Inc. (1)                               268         5,808
Powerwave Technologies Inc. (1)                    408         2,558
Qwest Communications International Inc. (1)      9,458        45,209
Sprint Corp. (PCS Group) (1)                     5,521        31,746
Verizon Communications Inc.                     15,201       599,679
Western Wireless Corp. Class A (1)                 475         5,477
                                                         -----------
                                                           1,286,190
                                                         -----------
TELEPHONE (1.13%)
Alltel Corp.                                     1,780   $    85,832
AT&T Corp.                                       4,448        85,624
BellSouth Corp.                                 10,242       272,744
CenturyTel Inc.                                    921        32,097
SBC Communications Inc.                         18,308       467,769
Sprint Corp. (FON Group)                         4,846        69,782
Telephone & Data Systems Inc.                      381        18,936
                                                         -----------
                                                           1,032,784
                                                         -----------
TEXTILES (0.06%)
Cintas Corp.                                     1,046        37,070
Mohawk Industries Inc. (1)                         400        22,212
                                                         -----------
                                                              59,282
                                                         -----------
TOBACCO (0.66%)
Altria Group Inc.                               11,923       541,781
Loews Corporation - Carolina Group                 447        12,069
R.J. Reynolds Tobacco Holdings Inc.                439        16,335
UST Inc.                                         1,059        37,097
                                                         -----------
                                                             607,282
                                                         -----------
TOYS / GAMES / HOBBIES (0.09%)
Action Performance Companies Inc.                  247         4,693
Hasbro Inc.                                      1,425        24,923
Marvel Enterprises Inc. (1)                         82         1,566
Mattel Inc.                                      2,925        55,341
                                                         -----------
                                                              86,523
                                                         -----------
TRANSPORTATION (0.93%)
Burlington Northern Santa Fe Corp.               2,194        62,397
CH Robinson Worldwide Inc.                         267         9,495
CNF Inc.                                           553        14,035
CSX Corp.                                        1,256        37,793
Expeditors International Washington Inc.           958        33,185
FedEx Corp.                                      1,807       112,088
Landstar System Inc. (1)                           403        25,329
Norfolk Southern Corp.                           2,454        47,117
Union Pacific Corp.                              1,450        84,129
United Parcel Service Inc. Class B               6,660       424,242
                                                         -----------
                                                             849,810
                                                         -----------
TRUCKING & LEASING (0.01%)
Ryder System Inc.                                  423        10,837
                                                         -----------
WATER (0.05%)
Middlesex Water Co.                              1,894        46,668
                                                         -----------
TOTAL U.S. COMMON STOCKS
(Cost: $72,988,330)                                       60,938,322
                                                         -----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   ----------
INTERNATIONAL COMMON STOCKS (18.96%)

AUSTRALIA (0.97%)
Broken Hill Proprietary Co. Ltd.                 5,000   $   28,972
Coles Myer Ltd. ADR                              3,319      123,799
Commonwealth Bank of Australia                   3,113       61,693
National Australia Bank ADR                      1,210      135,823
News Corporation Ltd. ADR                        2,847       86,179
Rio Tinto PLC ADR                                2,238      171,319
Westpac Banking Corp. Ltd. ADR                   5,289      289,203
                                                         ----------
                                                            896,988
                                                         ----------
DENMARK (0.26%)
Novo-Nordisk A/S ADR                             4,247      147,243
TDC A/S ADR                                      5,834       88,385
                                                         ----------
                                                            235,628
                                                         ----------
FINLAND (0.39%)
Nokia OYJ ADR                                   12,141      199,477
Outokumpu OYJ                                    2,701       23,728
Rautaruukki OYJ (1)                             18,644       80,287
Stora Enso OYJ Class R                           2,198       24,559
UPM-Kymmene OYJ                                  1,010       14,741
                                                         ----------
                                                            342,792
                                                         ----------
FRANCE (1.57%)
Alcatel SA ADR (1)                               7,505       67,170
Aventis SA ADR                                   5,421      296,529
AXA ADR                                         13,204      206,114
BNP Paribas SA                                   1,470       74,697
France Telecom SA ADR                            1,981       48,832
LVMH Moet Hennessy Louis Vuitton SA              3,287      163,026
Societe Generale Class A                           784       49,697
STMicroelectronics NV                            1,225       25,687
Total SA                                         3,360      254,688
Total SA                                           384       58,031
Vivendi Universal SA (1)                         1,158       21,077
Vivendi Universal SA ADR (1)                     2,336       43,076
Zodiac SA                                        5,500      134,150
                                                         ----------
                                                          1,442,774
                                                         ----------
GERMANY (0.91%)
DaimlerChrysler AG                               6,974      242,137
Deutsche Bank AG                                 1,384       89,765
Deutsche Telekom AG ADR (1)                      7,627      115,930
E.ON AG                                          1,627       83,647
RWE AG                                           2,056       62,071
SAP AG ADR                                       3,739      109,254
Siemens AG                                       2,511      123,183
                                                         ----------
                                                            825,987
                                                         ----------
GREECE (0.04%)
Technical Olympic SA                            10,380       40,528
                                                         ----------
HONG KONG (0.29%)
ASM Pacific Technology Ltd.                      8,500   $   24,852
CLP Holdings Ltd.                                9,000       39,355
Esprit Holdings Ltd.                            14,000       34,200
Hong Kong & China Gas Co. Ltd.                  60,000       75,787
Hong Kong Exchanges & Clearing Ltd.             28,000       40,215
Hongkong Electric Holdings Ltd.                 10,500       41,202
Wharf Holdings Ltd.                              5,000        9,618
                                                         ----------
                                                            265,229
                                                         ----------
IRELAND (0.22%)
Allied Irish Banks PLC ADR                       6,731      201,324
                                                         ----------
ITALY (0.72%)
Benetton Group SpA ADR                           7,416      155,736
ENI-Ente Nazionale Idrocarburi SpA ADR           2,344      178,238
Fiat SpA (1)                                     3,053       22,227
Fiat SpA ADR (1)                                 6,859       49,248
San Paolo-IMI SpA ADR                            9,236      173,822
Snam Rete Gas SpA                               14,808       58,156
Telecom Italia Mobile SpA                        2,000        9,853
Tiscali SpA (1)                                  3,307       16,899
                                                         ----------
                                                            664,179
                                                         ----------
JAPAN (4.42%)
Canon Inc. ADR                                   3,646      166,440
Dainippon Screen Manufacturing Co. Ltd. (1)     18,000       88,145
Dowa Mining Co. Ltd.                            13,000       49,910
East Japan Railway Co.                              24      106,733
Fuji Photo Film Co. Ltd. ADR                     4,261      122,759
Hitachi Ltd. ADR                                 2,273       96,148
Honda Motor Co. Ltd.                               200        7,579
Honda Motor Company Ltd. ADR                     5,344      101,803
Ito-Yokado Co. Ltd. ADR (2)                      3,268       78,040
Japan Airlines System Corp. ADR                  9,187       97,903
JFE Holdings Inc.                                3,800       56,964
Kamigumi Co. Ltd.                               31,000      155,161
Kawasaki Kisen Kaisha Ltd.                      41,000       99,021
Kirin Brewery Co. Ltd. ADR                      29,957      208,501
Kubota Corp. ADR                                10,921      147,980
Kyocera Corp. ADR                                1,102       62,814
Makita Corp.                                     8,000       64,959
Makita Corp. ADR                                 5,370       42,423
Matsushita Electric Industrial Co. Ltd. ADR     11,218      112,741
Millea Holdings Inc. ADR                         5,756      221,261
Mitsubishi Corp. ADR                             8,746      119,383
Mitsui & Co. ADR                                 1,350      132,975
Murata Manufacturing Co. Ltd.                    1,100       43,240
NEC Corp. ADR                                   17,475       88,074
Nintendo Co. Ltd.                                  700       50,893

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                -------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

JAPAN (Cont.)
Nippon Telegraph & Telephone Corp. ADR            5,642   $  111,712
Nippon Unipac Holding                                16       62,494
Nissan Motor Co. Ltd. ADR                         5,064       95,456
Nomura Holdings Inc.                              8,000      101,537
NTT DoCoMo Inc.                                      45       97,439
Oji Paper Co. Ltd.                               14,000       61,212
Osaka Gas Co. Ltd.                               26,000       64,310
Pioneer Corp. ADR                                 4,582      104,332
Ricoh Corp. Ltd. ADR                              1,233      103,264
Rohm Co. Ltd.                                       400       43,606
Seven-Eleven Japan Co. Ltd.                       2,000       49,802
Sony Corp. ADR                                    2,767       77,476
Sumitomo Metal Mining Co. Ltd.                   11,000       42,140
Sumitomo Mitsui Financial Group Inc.                 32       69,823
Takeda Chemical Industries Ltd.                   2,700       99,613
Tokyo Electric Power Co. Inc. (The)               4,900       93,654
Tokyo Electron Ltd.                               1,000       47,387
Toyota Motor Corp.                                7,400      191,664
Trend Micro Inc. (1)                              2,000       31,064
                                                          ----------
                                                           4,069,835
                                                          ----------
LUXEMBOURG (0.03%)
Arcelor                                           2,038       23,731
                                                          ----------
NETHERLANDS (1.41%)
Abn Amro Holding NV ADR                          14,235      271,746
Aegon NV ADR                                      7,301       73,302
Akzo Nobel NV ADR                                 4,026      107,293
ING Groep NV ADR                                  5,560       97,467
Koninklijke Ahold NV ADR                         10,311       86,303
Koninklijke KPN NV (1)                            3,744       26,527
Koninklijke Philips Electronics NV NY Shares      6,872      131,324
Reed Elsevier NV ADR                              7,170      170,288
Royal Dutch Petroleum Co.                         6,000      278,498
Unilever NV CVA                                     835       44,799
                                                          ----------
                                                           1,287,547
                                                          ----------
NEW ZEALAND (0.04%)
Telecom Corp. of New Zealand Ltd. ADR             1,672       40,730
                                                          ----------
PANAMA (0.13%)
Carnival Corp.                                    3,580      116,386
                                                          ----------
PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                  4,146       36,899
                                                          ----------
SINGAPORE (0.15%)
Chartered Semiconductor
   Manufacturing Ltd. ADR (1)                     1,708        8,796
Neptune Orient Lines Ltd. (1)                    60,000       50,426
Singapore Exchange Ltd.                         103,000   $   80,131
                                                          ----------
                                                             139,353
                                                          ----------
SPAIN (0.87%)
Acerinox SA                                         859       32,828
Banco Bilbao Vizcaya Argentaria SA ADR           13,380      140,356
Banco Santander Central Hispano SA ADR           33,904      299,033
Repsol YPF SA ADR                                 8,103      131,026
Telefonica SA ADR                                 5,565      192,382
                                                          ----------
                                                             795,625
                                                          ----------
SWEDEN (0.26%)
Hoganas AB Class B                                2,667       54,307
Holmen AB Class B                                   635       17,333
Sapa AB                                           2,950       59,332
SSAB Svenskt Stal AB Series A                     1,492       19,943
SSAB Svenskt Stal AB Series B                     2,281       29,065
Svenska Cellulosa AB Class B                        835       28,529
Telefonaktiebolaget LM Ericsson AB ADR (1)        3,558       37,822
                                                          ----------
                                                             246,331
                                                          ----------
SWITZERLAND (1.36%)
Adecco SA ADR                                     9,417       98,408
Centerpulse ADR                                   3,453       93,231
Credit Suisse Group                               4,245      111,723
Logitech International SA - Registered (1)          655       24,565
Nestle SA                                           990      204,278
Novartis AG                                       7,000      276,992
Roche Holding AG - Genusschein                    1,745      136,877
Societe Generale de Surveillance Holding SA         110       42,959
Swiss Re                                          1,466       81,225
UBS AG - Registered                               3,065      170,498
                                                          ----------
                                                           1,240,756
                                                          ----------
UNITED KINGDOM (4.88%)
AstraZeneca PLC ADR                               6,936      282,781
Barclays PLC ADR (3)                              9,636      288,309
BHP Billiton PLC                                  6,247       32,884
BP PLC                                           20,824      144,409
BP PLC ADR                                        7,460      313,469
British American Tobacco PLC                      5,886       66,775
British Sky Broadcasting PLC ADR (1)              2,584      116,538
British Telecom PLC ADR                           4,687      157,764
Cadbury Schweppes PLC ADR                         9,338      225,793
Centrica PLC                                     31,278       90,711
Diageo PLC ADR                                    7,483      327,456

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares      Value
                                                ------   -----------
INTERNATIONAL COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
GlaxoSmithKline PLC ADR                          9,795   $  397,0893
Hanson PLC ADR                                   7,970       225,232
HBOS PLC                                         8,301       107,460
Hong Kong & Shanghai Banking ADR                 2,415       142,751
HSBC Holdings PLC                               17,008       200,951
Lloyds TSB Group PLC                            14,504       102,975
National Grid Transco PLC                       14,421        97,805
Reuters Group PLC                                2,646         7,674
Reuters Group PLC ADR                            2,299        40,416
Royal Bank of Scotland Group PLC                 5,435       152,466
Scottish & Southern Energy PLC                   9,113        93,836
Scottish Power PLC                              13,631        81,875
Shell Transport & Trading Co. PLC               28,864       190,520
Tesco PLC                                       22,629        81,871
Unilever PLC                                     8,667        69,006
Vodafone Group PLC                              24,234        47,388
Vodafone Group PLC ADR                          18,793       369,282
                                                         -----------
                                                           4,455,486
                                                         -----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $23,997,482)                                       17,368,108
                                                         -----------
TOTAL COMMON STOCKS
(Cost: $96,985,812)                                       78,306,430
                                                         -----------

                                                 Shares or
                                                 principal
                                                  amount         Value
                                                -----------   -----------
U.S. GOVERNMENT OBLIGATIONS (13.21%)

U.S. Treasury Bonds
   5.38%, 02/15/2031                            $   380,000   $   427,901
   6.13%, 11/15/2027                              1,165,000     1,418,115
   6.25%, 08/15/2023                                630,000       771,701
   7.50%, 11/15/2016                                910,000     1,235,289
   8.00%, 11/15/2021                              2,810,000     4,070,878
   8.13%, 08/15/2019                                695,000     1,005,171
   8.13%, 05/15/2021                              1,200,000     1,752,422
   8.13%, 08/15/2021                                360,000       526,416

U.S. Treasury Notes
   3.88%, 02/15/2013                                880,000       905,540
                                                              -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,719,789)                                            12,113,433
                                                              -----------
SHORT TERM INSTRUMENTS (10.86%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
      Institutional Shares (4)                    6,538,307   $ 6,538,307
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
      Shares (4)                                  1,290,563     1,290,563
BlackRock Temp Cash Money Market Fund (4)            65,082        65,082
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (4)                338,411       338,411
Short Term Investment Co. - Prime
   Money Market Portfolio, Institutional
      Shares (4)                                    143,396       143,396
Abbey National Treasury Services PLC,
   Time Deposit,
   1.38%, 07/01/2003 (4)                        $    86,038        86,038
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                             71,687        71,687
   1.17%, 08/15/2003 (4)                            107,553       107,553
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (4)                             57,358        57,358
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                             63,091        63,091
   1.31%, 05/24/2004 (4)                            143,382       143,382
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                            143,374       143,374
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                             71,698        71,698
HBOS Treasury Services PLC, Floating
   Rate Note,
   1.27%, 06/24/2004 (4)                            143,396       143,396
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                             28,679        28,679
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                             71,694        71,694
   1.22%, 04/13/2004 (4)                             71,694        71,694
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                             71,684        71,684
   1.08%, 03/29/2004 (4)                             71,698        71,698
   1.29%, 05/04/2004 (4)                             71,694        71,694
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                            143,389       143,389
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                             71,698        71,698
   1.14%, 05/17/2004 (4)                             86,038        86,038
                                                              -----------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,951,604)                                              9,951,604
                                                              -----------

                 See accompanying notes to financial statements

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                Shares or
                                                principal
                                                 amount        Value
                                                ---------   ------------
REPURCHASE AGREEMENTS (0.11%)
Bank of America NA Repurchase
   Agreement, dated 06/30/2003, due
   07/01/2003, with an effective yield of
   1.30%. (4)                                    $71,698    $     71,698
Merrill Lynch Government Securities
   Inc. Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with
   an effective yield of 1.38%. (4)               28,679          28,679
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $100,377)                                                 100,377
                                                            ------------
TOTAL INVESTMENTS IN SECURITIES (109.61%)
(Cost $118,757,582)                                          100,471,844
OTHER ASSETS, NET OF LIABILITIES (-9.61%)                     (8,810,251)
                                                            ------------
NET ASSETS (100.00%)                                        $ 91,661,593
                                                            ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                                                      S&P 500 Index    Russell 2000 Index
                                                                    Master Portfolio    Master Portfolio
                                                                    ----------------   ------------------
Assets
   Investments at cost:

      Unaffiliated issuers                                           $3,082,175,264       $130,049,882
                                                                     --------------       ------------
      Non-controlled affiliated issuers                              $           --       $  3,800,461
                                                                     --------------       ------------
      Foreign currency, at cost                                      $           --       $         --
                                                                     --------------       ------------
   Investments in securities, at value (including securities on loan (1)) (Note 1)
      Unaffiliated issuers                                           $2,990,490,543       $129,937,469
      Non-controlled affiliated issuers                                          --          4,757,039
   Cash pledged for margin requirements (Note 1)                                 --                 --
   Foreign currency, at value                                                    --                 --
   Receivables:
      Investment securities sold                                                 --         18,738,603
      Dividends and interest                                              3,505,157            129,667
      Due from broker - variation margin                                         --              6,976
   Unrealized gain on forward foreign currency exchange contracts                --                 --
                                                                     --------------       ------------
   Total Assets                                                       2,993,995,700        153,569,754
                                                                     --------------       ------------
Liabilities
   Payables:
      Investment securities purchased                                            --         18,866,230
      Due to broker - variation margin                                       22,260                 --
      Collateral for securities loaned (Note 4)                         142,749,585         16,323,406
      Due to bank                                                                --             62,775
      Advisory fees (Note 2)                                                255,909             14,584
      Administration fees (Note 2)                                               --              5,005
   Foreign currency, at value (Cost: $18,772)                                    --                 --
   Unrealized loss on forward foreign currency exchange contracts                --                 --
                                                                     --------------       ------------
   Total Liabilities                                                    143,027,754         35,272,000
                                                                     --------------       ------------
   Net Assets                                                        $2,850,967,946       $118,297,754
                                                                     ==============       ============

(1) Securities on loan with market values of $137,590,771, $15,695,381, $13,357,771, $11,890,633, $26,838,467, $69,071,794, $11,692,104 and
     $7,372,769, respectively. See Note 4.

                 See accompanying notes to financial statements.

International Index   LifePath Retirement    LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
 Master Portfolio      Master Portfolio     Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio
-------------------   -------------------   ----------------   ----------------   ----------------   ----------------
   $146,018,926           $63,087,040         $171,874,860       $418,986,698       $141,991,560       $118,757,582
   ------------           -----------         ------------       ------------       ------------       ------------
   $  1,030,497           $        --         $         --       $         --       $         --       $         --
   ------------           -----------         ------------       ------------       ------------       ------------
   $    184,290           $     4,453         $     19,867       $     43,745       $         --       $      6,176
   ------------           -----------         ------------       ------------       ------------       ------------

   $123,788,194           $64,028,915         $172,237,068       $385,622,658       $145,904,212       $100,471,844
      1,140,721                    --                   --                 --                 --                 --
      1,206,335                    --                   --                 --                 --                 --
        182,585                 4,466               19,682             43,366                 --              9,230
        102,322               299,672               12,457            697,543          5,319,702          1,357,112
        485,269               365,393              890,531          1,402,693            517,083            301,716
             --                    --                   --                 --                 --                 --
         66,241                    --                   --                 --                 --                 --
   ------------           -----------         ------------       ------------       ------------       ------------
    126,971,667            64,698,446          173,159,738        387,766,260        151,740,997        102,139,902
   ------------           -----------         ------------       ------------       ------------       ------------

        179,859               710,362              955,526          3,141,453          6,338,964          2,837,722
        988,179                    --                   --                 --                 --                 --
     14,061,587            12,152,485           27,502,094         70,908,992         12,069,222          7,598,238
             --                    23                  197                265                139                 95
         22,557                24,995               71,664            150,600             66,386             42,254
         29,852                    --                   --                 --                 --                 --
             --                    --                   --                 --             18,901                 --
          2,002                    --                   --                 --                 --                 --
   ------------           -----------         ------------       ------------       ------------       ------------
     15,284,036            12,887,865           28,529,481         74,201,310         18,493,612         10,478,309
   ------------           -----------         ------------       ------------       ------------       ------------
   $111,687,631           $51,810,581         $144,630,257       $313,564,950       $133,247,385       $ 91,661,593
   ============           ===========         ============       ============       ============       ============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                            STATEMENTS OF OPERATIONS
                     For the Six Months Ended June 30, 2003
                                   (Unaudited)

                                                                                S&P 500 Index     Russell 2000 Index
                                                                               Master Portfolio    Master Portfolio
                                                                               ----------------   ------------------
Net Investment Income
   Dividends (1)                                                                 $ 21,247,302         $   641,105
   Interest                                                                           748,126              25,262
   Securities lending income                                                           44,064              16,477
                                                                                 ------------         -----------
      Total investment income                                                      22,039,492             682,844

Expenses (Note 2)
   Advisory fees                                                                      620,619              35,954
   Administration fees                                                                     --               8,989
                                                                                 ------------         -----------
Total expenses                                                                        620,619              44,943
                                                                                 ------------         -----------
Net investment income                                                              21,418,873             637,901

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) on sale of investments                                (51,725,104)            473,343
   Net realized gain (loss) on sale of futures contracts                            7,697,446             435,434
   Net realized gain (loss) on foreign currency transactions                               --                  --
   Net change in unrealized appreciation (depreciation) of investments            310,520,446          15,120,521
   Net change in unrealized appreciation (depreciation) of futures contracts        1,004,340               3,302
   Net change in unrealized appreciation (depreciation) on translation of
      assets and liabilities in foreign currencies                                         --                  --
                                                                                 ------------         -----------
Net gain on investments                                                           267,497,128          16,032,600
                                                                                 ------------         -----------
Net increase in net assets resulting from operations                             $288,916,001         $16,670,501
                                                                                 ============         ===========

(1)  Net of foreign withholding tax of $6,109, $316, $287,968, $12,529, $50,317,
     $136,861, $59,400 and $46,540, respectively.

                 See accompanying notes to financial statements.

International Index   LiefePath Retirement    LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
 Master Portfolio       Master Portfolio     Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio
-------------------   --------------------   ----------------   ----------------   ----------------   ----------------

    $ 1,748,422            $  176,746          $   725,487        $ 2,067,885         $   919,330       $   680,193
          5,449               459,457            1,003,144          1,458,534             385,926           205,726
         22,047                 4,494               11,894             23,393              20,190             5,638
    -----------            ----------          -----------        -----------         -----------       -----------
      1,775,918               640,697            1,740,525          3,549,812           1,325,446           891,557

         71,286                74,805              217,593            484,656             191,516           130,911
         47,524                    --                   --                 --                  --                --
    -----------            ----------          -----------        -----------         -----------       -----------
        118,810                74,805              217,593            484,656             191,516           130,911
    -----------            ----------          -----------        -----------         -----------       -----------
      1,657,108               565,892            1,522,932          3,065,156           1,133,930           760,646

     (2,232,742)             (318,819)          (2,256,115)        (9,094,781)         (3,062,518)       (9,488,810)
        (23,218)                   --                   --                 --                  --                --
        124,873                 2,545               14,623             (4,576)              8,945             2,623
     10,264,998             2,336,168            9,675,582         30,224,849          12,994,501        16,911,936
          6,318                    --                   --                 --                  --                --

         10,013                  (948)              (1,021)            (1,749)               (986)            2,654
    -----------            ----------          -----------        -----------         -----------       -----------
      8,150,242             2,018,946            7,433,069         21,123,743           9,939,942         7,428,403
    -----------            ----------          -----------        -----------         -----------       -----------
    $ 9,807,350            $2,584,838          $ 8,956,001        $24,188,899         $11,073,872       $ 8,189,049
    ===========            ==========          ===========        ===========         ===========       ===========

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   S&P 500 Index Master Portfolio
For the six months ended June 30, 2003 (unaudited)                -------------------------------
and the year ended December 31, 2002                                   2003             2002
---------------------------------------------------------------   --------------   --------------
Increase (decrease) in net assets

Operations:
   Net investment income                                          $   21,418,873       40,577,166
   Net realized gain (loss)                                          (44,027,658)    (255,819,289)
   Net change in unrealized appreciation (depreciation)              311,524,786     (457,092,164)
                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations      288,916,001     (672,334,287)

Interestholder transactions:
   Contributions                                                     680,765,775    1,124,925,648
   Withdrawals                                                      (458,632,915)    (904,586,226)
                                                                  --------------   --------------
   Net increase in net assets resulting from interestholder
      transactions                                                   222,132,860      220,339,422
                                                                  --------------   --------------
Increase (decrease) in net assets                                    511,048,861     (451,994,865)

NET ASSETS:
   Beginning of period                                             2,339,919,085    2,791,913,950
                                                                  --------------   --------------
   End of period                                                  $2,850,967,946   $2,339,919,085
                                                                  ==============   ==============

                 See accompanying notes to financial statements.

Russell 2000 Index Master Portfolio   International Index Master Portfolio
-----------------------------------   ------------------------------------
        2003           2002                   2003           2002
    ------------   ------------           ------------   ------------

    $    637,901   $    991,617           $  1,657,108   $  1,759,925
         908,777     (1,063,778)            (2,131,087)    (6,912,895)
      15,123,823    (16,541,836)            10,281,329    (10,611,535)
    ------------   ------------           ------------   ------------
      16,670,501    (16,613,997)             9,807,350    (15,764,505)

      28,282,562     36,605,722             17,871,279     48,313,518
      (4,112,934)    (8,022,226)            (6,926,447)   (34,072,197)
    ------------   ------------           ------------   ------------
      24,169,628     28,583,496             10,944,832     14,241,321
    ------------   ------------           ------------   ------------
      40,840,129     11,969,499             20,752,182     (1,523,184)

      77,457,625     65,488,126             90,935,449     92,458,633
    ------------   ------------           ------------   ------------
    $118,297,754   $ 77,457,625           $111,687,631   $ 90,935,449
    ============   ============           ============   ============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  LifePath Retirement Master Portfolio
                                                                      -----------------------------------------------------------
                                                                      Six months ended
                                                                       June 30, 2003         Period ended           Year ended
                                                                         (unaudited)     December 31, 2002(1)   February 28, 2002
                                                                      ----------------   --------------------   -----------------
Increase (decrease) in net assets

Operations:
   Net investment income                                                $    565,892         $  1,063,583         $  2,309,590
   Net realized gain (loss)                                                 (316,274)             (47,763)           1,795,486
   Net change in unrealized appreciation (depreciation)                    2,335,220           (1,664,379)          (2,311,088)
                                                                        ------------         ------------         ------------
Net increase (decrease) in net assets resulting from operations            2,584,838             (648,559)           1,793,988

Interestholder transactions:
   Contributions                                                          18,967,669           21,078,592           30,951,244
   Withdrawals                                                           (10,205,855)         (22,734,457)         (95,547,521)
                                                                        ------------         ------------         ------------

Net increase (decrease) in net assets resulting from interestholder
   transactions                                                            8,761,814           (1,655,865)         (64,596,277)
                                                                        ------------         ------------         ------------
Increase (decrease) in net assets                                         11,346,652           (2,304,424)         (62,802,289)

NET ASSETS:
   Beginning of period                                                    40,463,929           42,768,353          105,570,642
                                                                        ------------         ------------         ------------
   End of period                                                        $ 51,810,581         $ 40,463,929         $ 42,768,353
                                                                        ============         ============         ============

                                                                                   LifePath 2030 Master Portfolio
                                                                      -----------------------------------------------------------
                                                                      Six months ended
                                                                       June 30, 2003         Period ended           Year ended
                                                                         (unaudited)     December 31, 2002(1)   February 28, 2002
                                                                      ----------------   --------------------   -----------------
Increase (decrease) in net assets

Operations:
   Net investment income                                                $  1,133,930         $  1,678,094         $  3,067,702
   Net realized gain (loss)                                               (3,053,573)          (5,796,135)          20,799,655
   Net change in unrealized appreciation (depreciation)                   12,993,515          (11,856,843)         (34,991,407)
                                                                        ------------         ------------         ------------
Net increase (decrease) in net assets resulting from operations           11,073,872          (15,974,884)         (11,124,050)

Interestholder transactions:
   Contributions                                                          37,485,651           35,206,565           89,451,581
   Withdrawals                                                           (17,541,396)         (36,875,703)        (240,386,251)
                                                                        ------------         ------------         ------------
Net increase (decrease) in net assets resulting from interestholder
   transactions                                                           19,944,255           (1,669,138)        (150,934,670)
                                                                        ------------         ------------         ------------
Increase (decrease) in net assets                                         31,018,127          (17,644,022)        (162,058,720)

NET ASSETS:
   Beginning of period                                                   102,229,258          119,873,280          281,932,000
                                                                        ------------         ------------         ------------
   End of period                                                        $133,247,385         $102,229,258         $119,873,280
                                                                        ============         ============         ============

(1) For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

                  See accompanying notes to financialstatements

            LifePath 2010 Master Portfolio                                LifePath 2020 Master Portfolio
-----------------------------------------------------------   -----------------------------------------------------------
Six months ended                                              Six months ended
 June 30, 2003         Period ended           Year ended       June 30, 2003         Period ended           Year ended
   (unaudited)     December 31, 2002(1)   February 28, 2002      (unaudited)     December 31, 2002(1)   February 28, 2002
----------------   --------------------   -----------------   ----------------   --------------------   -----------------

  $  1,522,932         $  2,573,253         $   5,471,867       $  3,065,156         $   5,376,753        $   9,797,068
    (2,241,492)          (4,435,915)           11,414,844         (9,099,357)          (29,021,362)          55,898,904
     9,674,561           (7,050,480)          (16,181,695)        30,223,100           (10,052,572)         (82,078,470)
  ------------         ------------         -------------       ------------         -------------        -------------
     8,956,001           (8,913,142)              705,016         24,188,899           (33,697,181)         (16,382,498)

    34,243,529           53,577,613            84,755,676         50,432,926            75,967,508          271,054,874
   (19,887,654)         (48,559,069)         (236,515,911)       (31,086,297)         (116,588,501)        (390,877,654)
  ------------         ------------         -------------       ------------         -------------        -------------

    14,355,875            5,018,544          (151,760,235)        19,346,629           (40,620,993)        (119,822,780)
  ------------         ------------         -------------       ------------         -------------        -------------
    23,311,876           (3,894,598)         (151,055,219)        43,535,528           (74,318,174)        (136,205,278)

   121,318,381          125,212,979           276,268,198        270,029,422           344,347,596          480,552,874
  ------------         ------------         -------------       ------------         -------------        -------------
  $144,630,257         $121,318,381         $ 125,212,979       $313,564,950         $ 270,029,422        $ 344,347,596
  ============         ============         =============       ============         =============        =============

             LifePath 2040 Master Portfolio
-----------------------------------------------------------
Six months ended
 June 30, 2003         Period ended           Year ended
   (unaudited)     December 31, 2002(1)   February 28, 2002
----------------   --------------------   -----------------

  $    760,646         $  1,112,958         $   2,317,577
    (9,486,187)         (11,398,816)           65,072,130
    16,914,590           (4,941,229)          (85,921,644)
  ------------         ------------         -------------
     8,189,049          (15,227,087)          (18,531,937)

    27,413,903           30,043,947            47,790,242
   (18,179,056)         (35,865,224)         (384,441,174)
  ------------         ------------         -------------

     9,234,847           (5,821,277)         (336,650,932)
  ------------         ------------         -------------
    17,423,896          (21,048,364)         (355,182,869)

    74,237,697           95,286,061           450,468,930
  ------------         ------------         -------------
  $ 91,661,593         $ 74,237,697         $  95,286,061
  ============         ============         =============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant accounting policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income) LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the S&P 500 Index, Russell 2000 Index, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

Securities transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal income taxes

MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

Futures contracts

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2003, the open futures contracts outstanding were as follows:

                                                                                                      Net unrealized
                                       Number of                                        Notional       appreciation
          Master Portfolio             contracts   Futures Index   Expiration date   contract value   (depreciation)
------------------------------------   ---------   -------------   ---------------   --------------   --------------
S&P 500 Index Master Portfolio            421      S&P 500            09/19/2003      $103,833,680     $(1,393,955)

Russell 2000 Index Master Portfolio        14      Russell 2000       09/18/2003         3,182,449     $   (43,649)
                                           10      Russell Mini       09/19/2003           444,690           3,710
                                                                                                       -----------
                                                                                                       $   (39,939)

International Index Master Portfolio       10      Euro 50            09/19/2003           294,607     $    (6,618)
                                            4      FTSE 100           07/19/2003           279,013          (9,030)
                                           13      Nikkei 300         09/11/2003           183,427           6,970
                                                                                                       -----------
                                                                                                       $    (8,678)

The S&P 500 Index and Russell 2000 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $9,450,000 and $250,000, respectively.

The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $1,206,335 for initial margin requirements.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolios at June 30, 2003 represent collateral from securities on loan.

Forward currency exchange contracts

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

As of June 30, 2003, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

                              Foreign currency   Foreign currency                                       Net unrealized
Currency purchase contracts    purchased/sold      cost/proceeds    Exchange date   U.S. dollar value     gain (loss)
---------------------------   ----------------   ----------------   -------------   -----------------   --------------
British Pound Sterling              270,900          $427,997         08/08/2003         $445,885           $17,888
Euro                                770,449           844,235         08/08/2003          883,801            39,566
Japanese Yen                     19,206,744           160,220         08/08/2003          160,164               (56)
                                                                                                            -------
                                                                                            Total           $57,398

  Currency sale contracts
---------------------------
British Pound Sterling              270,900          $450,036         08/08/2003         $445,885           $ 4,151
Euro                                770,449           844,233         08/08/2003          883,801               432
Japanese Yen                     19,206,744           162,422         08/08/2003          160,164             2,258
                                                                                                            -------
                                                                                            Total           $ 6,841

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05%, 0.08% and 0.35% of the average daily net assets of the S&P 500 Index, Russell 2000 Index and each of the LifePath Master Portfolios, respectively, and 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as subadministrator of each Master Portfolio.

Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

Master Portfolio                       Securities lending agent fees
------------------------------------   -----------------------------
S&P 500 Index Master Portfolio                    $20,982
Russell 2000 Index Master Portfolio                12,518
International Index Master Portfolio               29,649
LifePath Retirement Master Portfolio                2,073
LifePath 2010 Master Portfolio                      7,605
LifePath 2020 Master Portfolio                     17,746
LifePath 2030 Master Portfolio                      4,732
LifePath 2040 Master Portfolio                      2,745

SEI Investments Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

MIP has entered into administrative services arrangements with BGI who has agreed to provide general administrative services to the Master Portfolios such as managing and coordinating third-party service relationships. BGI is entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Russell 2000 Index Master Portfolio, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio and LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to a corresponding feeder fund that invests substantially all of its assets in these Master Portfolios, or BGI (or an affiliate) receives advisory fees from these Master Portfolios. BGI may delegate certain of its administrative duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

As a result of using an index approach to investing, the International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $907,113, $36,861, $189,693, $869,326, $408,588 and $288,309, respectively, as of June 30, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investments of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2003, certain of the Master Portfolios held shares of investment portfolios of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP.

Transactions in shares of affiliated ETFs, including dividend income and net realized capital gains (losses) during the six months ended June 30, 2003, were as follows:

                                        Number of shares
                                         held beginning      Gross       Gross      Number of shares held   Dividend   Net realized
 Master Portfolio     Affiliated ETF       of period       additions   reductions       end of period        income        loss
-------------------   ---------------   ----------------   ---------   ----------   ---------------------   --------   ------------
                      iShares Russell
Russell 2000 Index    2000 Index
Master Portfolio      Fund                       --          60,767       7,257             53,510          $15,726      $(13,054)

International Index   iShares MSCI
Master Portfolio      EAFE Index Fund        12,469           7,439       9,376             10,532          $    --      $(53,718)

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by rule 17a-7 and has not yet reviewed those transactions executed during the second quarter of 2003.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of the MIP's outstanding beneficial interests.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

3. Investment portfolio transactions

Investment transactions (exclusive of short-term instruments) for the six months ended June 30, 2003, were as follows:

                                                 U.S. Government Obligations         Other Securities
                                                 ---------------------------    ---------------------------
Master Portfolio                                    Purchases       Sales         Purchases        Sales
----------------                                 -------------  ------------    ------------   ------------
S&P 500 Index Master Portfolio                     $        --  $        --     $330,630,186   $ 85,664,742
Russell 2000 Index Master Portfolio                         --           --       43,238,119     19,668,455
International Index Master Portfolio                        --           --       16,575,574      4,095,772
LifePath Retirement Master Portfolio                16,579,041    7,868,567        4,142,510      3,803,626
LifePath 2010 Master Portfolio                      34,982,285   15,101,927        9,707,937     13,220,679
LifePath 2020 Master Portfolio                      54,342,211   24,076,693       20,512,862     29,959,625
LifePath 2030 Master Portfolio                      34,286,546   21,553,772       22,113,424     14,547,122
LifePath 2040 Master Portfolio                      12,660,179    5,514,833       17,422,476     14,816,771

At June 30, 2003, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                            Unrealized       Unrealized         Net unrealized
Master Portfolio                              Tax cost     appreciation     depreciation   appreciation(depreciation)
----------------                              --------     ------------     ------------   --------------------------
S&P 500 Index Master Portfolio            $3,225,296,197   $189,022,448    $(423,828,102)       $(234,805,654)
Russell 2000 Index Master Portfolio          134,008,905     12,684,741      (11,999,138)             685,603
International Index Master Portfolio         151,856,651      1,207,108      (28,134,844)         (26,927,736)
LifePath Income Master Portfolio              63,610,372      2,315,593       (1,897,050)             418,543
LifePath 2010 Master Portfolio               174,279,468      6,790,765       (8,833,165)          (2,042,400)
LifePath 2020 Master Portfolio               429,600,470      5,990,398      (49,968,210)         (43,977,812)
LifePath 2030 Master Portfolio               144,302,035     12,986,818      (11,384,641)           1,602,177
LifePath 2040 Master Portfolio               121,922,318      2,580,705      (24,031,179)         (21,450,474)

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of June 30, 2003, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003, and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. Financial highlights

                                   Six months
                                      ended     Year ended   Year ended   Year ended       Period ended     Year ended   Year ended
                                      June       December     December     December          December        February     February
                                       30,          31,          31,          31,               31,             28,          28,
                                      2003         2002         2001         2000              1999            1999         1998
                                   ----------   ----------   ----------   ----------       ------------     ----------   ----------
   S&P 500 Index Master
      Portfolio
Ratio of expenses to average net
   assets (4)                         0.05%         0.05%        0.05%       0.05%             0.05%(1)        0.05%        0.05%
Ratio of net investment income
   to average net assets (4)          1.73%         1.57%        1.31%       1.22%             1.44%(1)        1.61%        1.89%
Portfolio turnover rate                  4%           12%           9%         10%                7%(1)          11%           6%
Total return                         11.68%(5)    (22.05)%     (11.96)%     (9.19)%           19.82%(1)(5)    19.65%       34.77%

   Russell 2000 Index Master
      Portfolio
Ratio of expenses to average net
   assets (4)                         0.10%         0.10%        0.10%       0.09%(2)          N//A             N/A          N/A
Ratio of net investment income
   to average net assets (4)          1.42%         1.38%        1.45%       3.30%(2)           N/A             N/A          N/A
Portfolio turnover rate                 22%           28%          46%          0%(2)(6)        N/A             N/A          N/A
Total return                         18.68%(5)    (20.32)%       2.30%      (4.40)%(2)(5)       N/A             N/A          N/A

   International Index Master
      Portfolio
Ratio of expenses to average net
   assets (4)                         0.25%         0.25%        0.25%       0.25%             0.25%(3)         N/A          N/A
Ratio of net investment income
   to average net assets (4)          3.49%         1.92%        1.50%       1.47%             0.82%(3)         N/A          N/A
Portfolio turnover rate                  4%           20%           7%         45%               39%(3)         N/A          N/A
Total return                         11.26%(5)    (16.36)%     (21.35)%    (14.85)%           20.50%(3)(5)      N/A          N/A

(1) For the ten months ended December 31, 1999. The S&P 500 Index Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2)  Period from December 19, 2000 (commencement of operations) to
     December 31, 2000.
(3)  Period from October 1, 1999 (commencement of operations) to
     December 31, 1999.
(4)  Annualized for periods of less than one year.
(5)  Not annualized.
(6)  Rounds to less than 1%.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                    Six months   Period ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                    ended June     December      February     February     February     February     February
                                        30,           31,           28,          28,          29,          28,          28,
                                       2003         2002(1)        2002         2001         2000         1999         1998
                                    ----------   ------------   ----------   ----------   ----------   ----------   ----------
   LifePath Retirement Master
      Portfolio
Ratio of expenses to average net
   assets (2)                          0.35%        0.35%          0.46%        0.55%         0.55%       0.55%        0.55%
Ratio of net investment income to
   average net assets (2)              2.65%        2.98%          3.73%(4)     4.40%         4.03%       3.95%        4.46%
Portfolio turnover rate                  28%          56%           116%(5)       58%           55%         66%          39%
Total return                           6.21%(3)    (1.36)%(3)      2.68%        6.56%         5.22%       7.10%       12.72%

   LifePath 2010 Master Portfolio
Ratio of expenses to average net
   assets (2)                          0.35%        0.35%          0.46%        0.55%         0.55%       0.55%        0.55%
Ratio of net investment income to
   average net assets (2)              2.45%        2.49%          3.11%(4)     3.49%         3.20%       3.12%        3.49%
Portfolio turnover rate                  23%          72%            86%(5)       54%           49%         38%          46%
Total return                           7.27%(3)    (6.43)%(3)     (0.70)%       2.13%         8.32%      10.59%       19.13%

   LifePath 2020 Master Portfolio
Ratio of expenses to average net
   assets(2)                           0.35%        0.35%          0.44%        0.55%         0.55%       0.55%        0.55%
Ratio of net investment income to
   average net assets (2)              2.21%        2.14%          2.23%(4)     2.38%         2.27%       2.30%        2.69%
Portfolio turnover rate                  20%          67%            86%(5)       39%           43%         36%          41%
Total return                           8.97%(3)   (10.18)%(3)     (4.99)%      (3.14)%       11.24%      12.82%       24.65%

   LifePath 2030 Master Portfolio
Ratio of expenses to average net
   assets(2)                           0.35%        0.35%          0.46%        0.55%         0.55%       0.55%        0.55%
Ratio of net investment income to
   average net assets (2)              2.07%        1.81%          1.74%(4)     1.72%         1.72%       1.74%        2.13%
Portfolio turnover rate                  33%          68%            53%(5)       27%           26%         19%          27%
Total return                          10.43%(3)   (13.05)%(3)     (7.82)%      (5.59)%       13.44%      13.95%       28.62%

   LifePath 2040 Master Portfolio
Ratio of expenses to average net
   assets (2)                          0.35%        0.35%          0.49%        0.55%         0.55%       0.55%        0.55%
Ratio of net investment income to
   average net assets (2)              2.03%        1.57%          1.13%(4)     0.90%         0.99%       1.11%        1.45%
Portfolio turnover rate                  27%          62%)           15%(5)       20%           29%         19%          34%
Total return                          11.59%(3)   (15.63%(3)     (10.48)%     (10.41)%       16.41%      15.75%       31.35%

(1) For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)  Annualized for periods of less than one year.
(3)  Not annualized
(4) Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended
     February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(5) Portfolio turnover rates excluding in-kind transactions for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.

  -----------------------------------------------------------------------------

      State Farm Mutual Funds
      Three State Farm Plaza, N-1
      Bloomington, IL 61791-0001

      FORWARDING SERVICE REQUESTED
                                                             PRESORTED STANDARD









[LOGO]
  State Farm
Life/Auto/Fire  Mutual
Insurance /R/   Funds /R/

120-6345 b.2-CH
Printed in the USA

(C)2003 State Farm VP Management Corp.


                                      Not
                                     FDIC
                                    Insured
      . No Bank Guarantee
      . May Lose Value


There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds/TM /are not insurance products and are offered by State Farm VP Management Corp. (Underwriter and Distributor of Securities Products), One State Farm Plaza, Bloomington, IL 61710-0001 1-800-447-4930
                                 U.S. POSTAGE
                                     PAID
                                  STATE FARM
                              INSURANCE COMPANIES

                                    [GRAPHIC]




                                  STATE FARM

                               MUTUAL FUND TRUST
                             Institutional Shares


                              SEMI-ANNUAL REPORT
                                 June 30, 2003

                     State Farm Equity Fund
                     State Farm Small Cap Equity Fund
                     State Farm International Equity Fund
                     State Farm S&P 500 Index Fund
                     State Farm Small Cap Index Fund
                     State Farm International Index Fund
                     State Farm Equity and Bond Fund
                     State Farm Bond Fund
                     State Farm Tax Advantaged Bond Fund
                     State Farm Money Market Fund
                     State Farm LifePath(R) Income Fund
                     State Farm LifePath 2010(R) Fund
                     State Farm LifePath 2020(R) Fund
                     State Farm LifePath 2030(R) Fund
                     State Farm LifePath 2040(R) Fund

                         State Farm Mutual Fund Trust
                              Semi-Annual Report
                                   6/30/2003

                           Institutional Share Class
                               Table of Contents

                Portfolio of Investments

                     State Farm Equity Fund....................   1
                     State Farm Small Cap Equity Fund..........   3
                     State Farm International Equity Fund......   6
                     State Farm Equity and Bond Fund...........   9
                     State Farm Bond Fund......................  10
                     State Farm Tax Advantaged Bond Fund.......  15
                     State Farm Money Market Fund..............  19

                Financial Statements
                     Statements of Assets and Liabilities......  20
                     Statements of Operations..................  24
                     Statements of Changes in Net Assets.......  26
                     Notes to Financial Statements.............  32

                Financial Highlights                             41

                Master Investment Portfolio
                   Schedule of Investments
                     S&P 500 Index Master Portfolio............  56
                     Russell 2000 Index Master Portfolio.......  64
                     International Index Master Portfolio......  86
                     LifePath Retirement Master Portfolio......  96
                     LifePath 2010 Master Portfolio............ 106
                     LifePath 2020 Master Portfolio............ 121
                     LifePath 2030 Master Portfolio............ 136
                     LifePath 2040 Master Portfolio............ 150

                   Financial Statements
                     Statements of Assets and Liabilities...... 166
                     Statements of Operations.................. 168
                     Statements of Change in Net Assets........ 170
                     Notes to Financial Statements............. 174

         This report must be preceded or accompanied by an applicable prospectus for the State Farm Mutual Fund Trust (the "Trust").
          The Trust offers Institutional shares for fifteen separate
         Funds through two prospectuses, one for ten of the Funds and another for five of the Funds.

                                1-800-447-4930

              State Farm VP Management Corp. Securities Products
    Representatives are available 7:00 a.m. until 7:00 p.m. (Central Time)
       Monday through Friday (except holidays) Saturday 8:00 a.m. until
                           12:00 p.m. (Central Time)

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares      Value
                                                          -------   -----------
Common Stocks (94.7%)

Agriculture, Foods, & Beverage (11.4%)
Archer-Daniels-Midland Co.                                149,950   $ 1,929,856
Campbell Soup Co.                                          25,100       614,950
Hershey Foods Corp.                                         9,100       633,906
Kellogg Co.                                                44,700     1,536,339
McCormick & Co. Inc.                                       57,700     1,569,440
Nestle SA ADR                                              50,100     2,584,449
Pepsico Inc.                                               62,500     2,781,250
Sara Lee Corp.                                             36,300       682,803
Sysco Corp.                                                40,500     1,216,620
The Coca-Cola Co.                                          71,800     3,332,238
                                                                    -----------
                                                                     16,881,851
                                                                    -----------
Banks (8.7%)
Bank of America Corp.                                      22,000     1,738,660
Bank of New York Inc.                                       1,800        51,750
Fifth Third Bancorp                                        25,800     1,479,372
M&T Bank Corp.                                             15,500     1,305,410
Northern Trust Corp.                                       19,100       798,189
Popular Inc. ADR                                           18,900       729,351
SouthTrust Corp.                                           53,300     1,449,760
SunTrust Banks Inc.                                        29,600     1,756,464
Wells Fargo & Co.                                          69,300     3,492,720
                                                                    -----------
                                                                     12,801,676
                                                                    -----------
Chemicals (2.7%)
Air Products & Chemicals Inc.                              24,200     1,006,720
EI du Pont de Nemours and Co.                              19,500       811,980
Sigma-Aldrich Corp.                                        27,300     1,479,114
The Dow Chemical Co.                                       23,100       715,176
                                                                    -----------
                                                                      4,012,990
                                                                    -----------
Computer Software & Services (5.2%)
Automatic Data Processing Inc.                             29,700     1,005,642
Check Point Software Technologies Ltd. (a)                 10,950       214,072
Electronic Data Systems Corp.                               9,700       208,065
Intuit Inc. (a)                                             2,700       120,231
Microsoft Corp.                                           193,800     4,963,218
SAP AG                                                      9,200     1,087,700
                                                                    -----------
                                                                      7,598,928
                                                                    -----------
Computers (3.3%)
Hewlett-Packard Co.                                        92,400     1,968,120
International Business Machines Corp.                      36,000     2,970,000
                                                                    -----------
                                                                      4,938,120
                                                                    -----------
Consumer & Marketing (5.3%)
Colgate-Palmolive Co.                                      32,100     1,860,195
Kimberly Clark Corp.                                        2,700       140,778
The Gillette Co.                                           55,500     1,768,230
The Procter & Gamble Co.                                   34,800     3,103,464
Unilever NV ADR                                            18,300   $   988,200
                                                                    -----------
                                                                      7,860,867
                                                                    -----------
Electronic/Electrical Mfg. (7.6%)
Agilent Technologies Inc. (a)                              20,200       394,910
Applied Materials Inc. (a)                                 41,900       664,534
Emerson Electric Co.                                       12,900       659,190
General Electric Co.                                      175,000     5,019,000
Intel Corp.                                               144,100     2,994,975
KLA Tencor Corp. (a)                                        5,300       246,397
Linear Technology Corp.                                    33,600     1,082,256
Texas Instruments Inc.                                     11,800       207,680
                                                                    -----------
                                                                     11,268,942
                                                                    -----------
Financial Services (4.2%)
American Express Co.                                        9,500       397,195
Citigroup Inc.                                             85,100     3,642,280
First Data Corp.                                            8,200       339,808
MBNA Corp.                                                 50,000     1,042,000
Wachovia Corp.                                             19,800       791,208
                                                                    -----------
                                                                      6,212,491
                                                                    -----------
Health Care (15.3%)
Abbott Laboratories                                        36,600     1,601,616
Allergan Inc.                                              11,200       863,520
Amgen Inc. (a)                                              8,700       578,028
Baxter International Inc. (a)                              26,500       689,000
Beckman Coulter Inc.                                        2,000        81,280
Biomet Inc.                                                18,050       517,313
Bristol-Myers Squibb Co.                                    8,200       222,630
Eli Lilly & Co.                                            42,900     2,958,813
GlaxoSmithKline PLC ADR                                     3,300       133,782
Johnson & Johnson                                          79,400     4,104,980
Medtronic Inc.                                             19,800       949,806
Merck & Co. Inc.                                           39,500     2,391,725
Novartis AG-ADR                                            14,900       593,169
Pfizer Inc.                                               161,980     5,531,617
Teva Pharmaceutical Industries Ltd.                        15,600       888,108
Wyeth                                                       9,600       437,280
                                                                    -----------
                                                                     22,542,667
                                                                    -----------
Machinery & Manufacturing (4.0%)
3M Co.                                                     15,600     2,012,088
AptarGroup Inc.                                            19,500       702,000
Caterpillar Inc.                                           36,200     2,014,892
Illinois Tool Works Inc.                                   16,900     1,112,865
                                                                    -----------
                                                                      5,841,845
                                                                    -----------
Media & Broadcasting (3.1%)
Lee Enterprises Inc. Class B                                3,800       142,614
Reuters Group PLC ADR                                      16,400       288,312

                See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                          Shares       Value
                                                          -------   -----------
Common Stocks (Cont.)

Media & Broadcasting (Cont.)
The Walt Disney Co.                                        95,800   $ 1,892,050
Viacom Inc. Class B (a)                                    50,500     2,204,830
                                                                    -----------
                                                                      4,527,806
                                                                    -----------
Mining & Metals (2.7%)
BHP Billiton Plc                                          197,010     1,040,482
Newmont Mining Corp. Holding Co.                            3,600       116,856
Nucor Corp.                                                23,200     1,133,320
Rio Tinto PLC ADR                                          22,700     1,737,685
                                                                    -----------
                                                                      4,028,343
                                                                    -----------
Oil & Gas (11.7%)
Anadarko Petroleum Corp.                                   22,000       978,340
Baker Hughes Inc.                                          12,600       422,982
BP Amoco PLC ADR                                           67,900     2,853,158
ChevronTexaco Corp.                                        40,400     2,916,880
Devon Energy Corp.                                         15,400       822,360
Exxon Mobil Corp.                                         130,100     4,671,891
Royal Dutch Petroleum Co. ADR                              57,100     2,662,002
Tidewater Inc.                                             16,500       484,605
Tom Brown Inc. (a)                                         13,200       366,828
Western Gas Resources Inc.                                 26,300     1,041,480
                                                                    -----------
                                                                     17,220,526
                                                                    -----------
Retailers (3.9%)
Home Depot Inc.                                            19,200       635,904
Wal-Mart Stores Inc.                                       81,700     4,384,839
Walgreen Co.                                               22,500       677,250
                                                                    -----------
                                                                      5,697,993
                                                                    -----------
Telecom & Telecom Equipment (5.2%)
ADC Telecommunications Inc. (a)                            56,100       130,601
AT&T Wireless Services Inc. (a)                            35,000       287,350
BellSouth Corp.                                            38,400     1,022,592
Cisco Systems Inc. (a)                                    103,600     1,729,084
Corning Inc. (a)                                           37,500       277,125
Lattice Semiconductor Corp. (a)                             3,900        32,097
LM Ericsson Telephone Co. ADR                              16,520       175,607
Motorola Inc.                                              22,900       215,947
Nokia Corp. ADR                                            48,300       793,569
SBC Communications Inc.                                    63,000     1,609,650
Verizon Communications                                     25,700     1,013,865
Vodafone Group PLC ADR (a)                                 16,500       324,225
                                                                    -----------
                                                                      7,611,712
                                                                    -----------
Utilities & Energy (0.4%)
Duke Energy Corp.                                          31,800       634,410
                                                                    -----------
Total Common Stocks
(cost $149,724,891)                                                 139,681,167
                                                                    -----------

                                                      Shares or
                                                      principal
                                                        amount         Value
                                                      ----------   ------------
Short-term Investments (6.2%)
Household Finance Corp.,
   1.220%, 07/21/2003                                 $2,000,000   $  2,000,000
Citicorp,
   1.030%, 08/18/2003                                  2,000,000      1,999,646
JP Morgan Vista Treasury Plus Money Market Fund,       5,112,687      5,112,687
                                                                   ------------
Total Short-term Investments
(cost $9,112,334)                                                     9,112,333
                                                                   ------------
TOTAL INVESTMENTS (100.9%)
(cost $158,837,225)                                                 148,793,500
LIABILITIES, NET OF OTHRE ASSETS (-0.9%)                             (1,311,776)
                                                                   ------------
NET ASSETS (100.0%)                                                $147,481,724
                                                                   ============
(a)  Non-income producing security.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (91.6%)

Consumer Discretionary (20.4%)
ADVO Inc. (a)                                                8,000   $   355,200
Alloy Inc. (a)                                              46,200       297,990
American Eagle Outfitters Inc. (a)                          14,200       260,428
American Greetings Corp. (a)                                 9,900       194,436
Beazer Homes USA Inc. (a)                                    7,000       584,500
Borders Group Inc. (a)                                       9,300       163,773
Borg Warner Inc.                                             8,100       521,640
California Pizza Kitchen Inc. (a)                           28,700       617,050
CEC Entertainment Inc. (a)                                  11,600       428,388
Charlotte Russe Holding Inc. (a)                            17,800       183,696
Christopher & Banks Corp. (a)                                9,800       362,502
Cox Radio Inc. (a)                                           7,000       161,770
Emmis Communications Corp. (a)                              17,100       392,445
Entercom Communications Corp. (a)                            5,300       259,753
Entravision Communications Corp. (a)                        14,000       158,900
Four Seasons Hotels Inc. (a)                                 6,200       268,212
Gaiam Inc. (a)                                              10,900        64,855
Galyan's Trading Co. (a)                                     2,000        28,680
Genesco Inc. (a)                                             9,000       159,300
Gray Television Inc.                                        16,600       205,840
Insight Communications Inc. (a)                             67,300       887,014
International Speedway Corp.                                 9,800       387,198
J Jill Group Inc. (a)                                       13,800       232,392
Kellwood Co.                                                 7,600       240,388
Landry's Restaurants Inc.                                   10,600       250,160
Libbey Inc.                                                 15,700       356,390
Lithia Motors Inc. (a)                                      16,800       271,656
Mediacom Communications Corp. (a)                           86,600       854,742
NVR Inc. (a)                                                   300       123,300
Petco Animal Supplies Inc. (a)                              24,000       521,760
Pixar Inc. (a)                                               3,300       200,772
Polaris Industries Inc.                                      6,500       399,100
Proquest Co. (a)                                            21,300       549,540
Radio One Inc. Class A (a)                                   4,000        71,440
Radio One Inc. Class D (a)                                  40,200       714,354
Ruby Tuesday Inc.                                           36,200       895,226
School Speciality Inc. (a)                                  14,200       404,132
Speedway Motorsports Inc.)                                  16,600       444,880
Station Casinos Inc. (a)                                    13,700       345,925
Steiner Leisure Ltd. (a)                                    14,000       204,400
Ultimate Electronics Inc. (a)                               12,100       155,122
Vans Inc. (a)                                               15,100       135,598
Wesco International Inc. (a)                                 2,000        12,000
Williams-Sonoma Inc. (a)                                     6,000       175,200
World Wrestling Entertainment (a)                           11,400       117,306
Young Broadcasting Inc. (a)                                  5,200       109,876
                                                                     -----------
                                                                      14,729,229
                                                                     -----------
Consumer Staples (2.8%)
Adolph Coors Co. Class B                                     3,700       181,226
Corn Products International Inc.                            21,700       651,651
International Multifoods Corp. (a)                          29,100       666,681
Performance Food Group Co. (a)                               7,700   $   284,900
Robert Mondavi Corp. (a)                                     2,400        60,744
Tootsie Roll Industries Inc.                                 5,999       182,910
                                                                     -----------
                                                                       2,028,112
                                                                     -----------
Energy (5.1%)
Cabot Oil & Gas Corp.                                       23,100       637,791
Helmerich & Payne Inc.                                      24,400       712,480
Hydril Co. (a)                                              23,000       626,750
Key Energy Services Inc. (a)                                17,000       182,240
Newpark Resources Inc. (a)                                  53,000       290,440
Premcor Inc. (a)                                             6,500       140,075
San Juan Basin Realty                                       33,800       606,710
Seacor Smit Inc. (a)                                         3,200       116,768
Spinnaker Exploration Co. (a)                               13,800       361,560
                                                                     -----------
                                                                       3,674,814
                                                                     -----------
Financial Services (15.7%)
American Capital Strategies Ltd.                            28,500       710,790
American Financial Realty Trust (a)                         10,500       156,555
AmeriCredit Corp. (a)                                      106,300       908,865
Annaly Mortgage Management Inc.                             34,100       678,931
Anthracite Capital Inc.                                     17,500       211,050
Cathay Bancorp Inc.                                          3,100       138,198
Citizens Banking Corp.                                      28,000       749,560
Community First Bankshares Inc.                             21,700       592,410
Endurance Specialty Holdings Ltd.                           13,500       402,975
Everest Re Group Ltd.                                        6,200       474,300
First American Corp.                                        18,000       474,300
First Community Bancorp CA                                   1,000        31,170
First Midwest Bancorp Inc.                                  13,000       374,530
Fulton Financial Corp.                                      15,710       312,158
Greater Bay Bancorp (a)                                      6,000       122,520
Harbor Florida Bancshares Inc.                              16,000       383,360
Max Re Capital Ltd.                                          5,000        74,850
Medallion Financial Corp.                                   24,000       168,240
Meristar Hospitality Corp. Inc.                             50,900       261,626
MFA Mortgage Investments Inc.                               26,200       263,048
Pan Pacific Retail Properties Inc.                           5,900       232,165
Philadelphia Consolidated Holding Corp. (a)                  5,100       206,040
Provident Bankshares Corp.                                  13,200       335,412
SL Green Realty Corp.                                       21,400       746,646
Southern Financial Bancorp                                  10,465       319,810
Sterling Bancshares Inc.                                    32,300       422,484
Trammell Crow Co. (a)                                       20,200       214,322
Umpqua Holdings Corp.                                       25,300       480,447
Waypoint Financial Corp.                                    16,800       303,072
WR Berkley Corp.                                            11,250       592,875
                                                                     -----------
                                                                      11,342,709
                                                                     -----------

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------
Common Stocks (Cont.)

Health Care (8.7%)
Aclara Biosciences Inc. (a)                                  30,900   $  130,707
American Pharmaceutical Partners (a)                          6,600      223,740
AMN Healthcare Services Inc. (a)                             27,200      345,440
Amylin Pharmaceuticals Inc. (a)                              49,800    1,090,122
Antigenics Inc. (a)                                          16,000      184,320
ChromaVision Medical Systems Inc. (a)                        38,300       60,514
Conceptus Inc. (a)                                           17,300      243,065
CTI Molecular Imaging Inc. (a)                               10,200      192,882
Diversa Corp. (a)                                            12,500      122,875
Durect Corp. (a)                                             12,400       29,884
Heska Corp. (a)                                              64,000       81,920
ILEX Oncology Inc. (a)                                       14,200      275,622
Illumina Inc. (a)                                            49,600      148,800
Kendle International Inc. (a)                                20,800      128,960
Lexicon Genetics Inc. (a)                                    13,300       89,243
Protein Design Labs Inc. (a)                                 18,800      262,824
Qiagen N. V. ADR (a)                                         47,800      388,136
Sicor Inc. (a)                                                4,500       91,530
SonoSite Inc. (a)                                             5,500      109,725
Tanox Inc. (a)                                               15,900      255,195
Trimeris Inc. (a)                                             8,100      370,008
Wilson Greatbatch Technologies (a)                           31,100    1,122,710
Wright Medical Group, Inc. (a)                               15,900      302,100
                                                                      ----------
                                                                       6,250,322
                                                                      ----------
Industrials (10.8%)
Actuant Corp. (a)                                             4,400      208,208
ANC Rental Corp. (a)                                         36,400          182
Arbitron Inc. (a)                                            19,500      696,150
Briggs & Stratton Corp.                                       5,200      262,600
Columbus McKinnon Corp. (a)                                  18,000       41,760
CoStar Group Inc. (a)                                        13,000      388,180
CP Ships Ltd.                                                45,200      756,196
Cummins Inc.                                                 16,800      602,952
Delta Air Lines Inc.                                          6,300       92,484
Devry Inc. (a)                                                9,000      209,610
Donaldson Inc.                                                4,300      191,135
Expressjet Holdings Inc. (a)                                 55,100      832,010
Gardner Denver Inc. (a)                                       9,300      190,278
Kansas City Southern (a)                                     42,100      506,463
Kirby Corp. (a)                                               3,800      107,160
Oshkosh Truck Corp.                                           4,400      261,008
Pentair Inc.                                                  4,300      167,958
Power-One Inc. (a)                                           58,200      416,130
Resources Connection Inc. (a)                                 7,700      183,722
SCS Transportation Inc. (a)                                   3,000       37,890
Unova Inc. (a)                                               36,100      400,710
West Corportation (a)                                        22,500      599,625
York International Corp.                                     25,300      592,020
                                                                      ----------
                                                                       7,744,431
                                                                      ----------
Materials & Processes (6.7%)
AptarGroup Inc.                                              30,600   $1,101,600
Ferro Corp.                                                  64,000    1,441,920
Graftech International Ltd. (a)                              20,900      113,905
Lyondell Chemical Co.                                         3,300       44,649
Methanex Corp.                                               64,900      693,716
PH Glatfelter Co.                                            19,200      283,200
Scotts Co. (a)                                               18,200      900,900
Spartech Corp.                                               12,200      258,762
                                                                      ----------
                                                                       4,838,652
                                                                      ----------
Technology (18.2%)
Advanced Energy Industries Inc. (a)                          39,200      558,600
Ariba Inc. (a)                                               56,400      167,508
ASM International NV (a)                                     39,200      582,904
Aspect Communications (a)                                    55,200      213,624
Cable Design Technologies Corp. (a)                          31,400      224,510
CNET Networks Inc. (a)                                       18,500      115,255
Credence Systems Corp. (a)                                   74,600      631,862
Cymer Inc. (a)                                               33,000    1,041,480
Digital Insight Corp. (a)                                    16,000      304,800
Earthlink Inc. (a)                                           29,200      230,388
Electro Scientific Industries Inc. (a)                       33,200      503,312
Emcore Corp. (a)                                             52,100      170,888
Exar Corp. (a)                                               14,900      235,867
Fair Isaac Inc.                                               3,892      200,244
FEI Co. (a)                                                  38,200      716,632
Formfactor Inc. (a)                                             400        7,080
Gateway Inc. (a)                                            154,800      565,020
Helix Technology Corp.                                       21,800      288,414
Intergraph Corp. (a)                                          5,700      122,550
Ixia (a)                                                     28,200      181,326
Kulicke & Soffa Industries Inc. (a)                         106,200      678,618
LTX Corp. (a)                                                79,600      686,152
MatrixOne Inc. (a)                                           72,100      413,854
MKS Instruments Inc. (a)                                     14,400      260,208
Nanometrics Inc. (a)                                         27,600      195,408
National Instruments Corp. (a)                                2,900      109,562
NetIQ Corp. (a)                                              11,300      174,698
NetRatings Inc. (a)                                          12,000      109,680
Newport Corp. (a)                                            11,500      170,200
NIC Inc. (a)                                                 45,000      131,400
Novell Inc. (a)                                              59,000      181,720
Overture Services Inc. (a)                                   11,100      201,243
Photon Dynamics Inc. (a)                                      7,100      196,173
Pinnacle Systems Inc. (a)                                    37,700      403,390
Polycom Inc. (a)                                             36,100      500,346
Power Integrations Inc. (a)                                  12,300      299,136
Quest Software Inc. (a)                                      25,700      305,830
Rudolph Technologies Inc. (a)                                 7,700      122,892
Saba Software Inc. (a)                                        2,075        9,441
TranSwitch Corp. (a)                                         14,800       20,128
TriQuint Semiconductor Inc. (a)                              27,164      113,002

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares       Value
                                                           ------   -----------
Common Stocks (Cont.)

Technology (Cont.)
Veeco Instruments Inc. (a)                                 33,000   $   561,990
Witness Systems Inc. (a)                                   12,400        64,108
Zygo Corp. (a)                                             22,800       182,400
                                                                    -----------
                                                                     13,153,843
                                                                    -----------
Telecommunication Services (0.9%)
American Tower Corp. (a)                                   35,000       309,750
Commonwealth Telephone Enterprises Inc. (a)                 8,200       360,554
                                                                    -----------
                                                                        670,304
                                                                    -----------
Utilities (2.3%)
Energen Corp.                                               9,600       319,680
New Jersey Resources Corp.                                  5,200       184,600
NUI Corp.                                                   3,700        57,424
Southwest Gas Corp.                                        25,900       548,562
WGL Holdings Inc.                                           4,200       112,140
Williams Companies Inc.                                    56,300       444,770
                                                                    -----------
                                                                      1,667,176
                                                                    -----------
Total Common Stocks
(cost $65,389,096)                                                   66,099,592
                                                                    -----------

                                                        Principal
                                                         amount         Value
                                                       ----------   -----------
Corporate Bonds (0.3%)

Telecommunication Services (0.3%)
American Tower Convertible Bond
6.250%, 10/15/2009                                     $  230,000   $   213,038
                                                                    -----------

Total Corporate Bonds
(cost $171,875)                                                         213,038
                                                                    -----------

                                                        Shares or
                                                        Principal
                                                          amount        Value
                                                        ---------   -----------
Short-term Investments (8.3%)

Federal Home Loan Bank,
0.890%, 07/03/2003                                        500,000   $   499,975
JP Morgan 100% US Treasury Securities
   Money Market Fund                                    3,031,212     3,031,212
JP Morgan Vista Treasury Plus Money
   Market Fund                                          2,487,276     2,487,276
                                                                    -----------
Total Short-term Investments
(cost $6,018,463)                                                     6,018,463
                                                                    -----------
TOTAL INVESTMENTS (100.2%)
(cost $71,579,434)                                                   72,331,093

LIABILITIES, NET OF OTHER ASSETS (-0.2%)                               (152,314)
                                                                    -----------
NET ASSETS (100.0%)                                                 $72,178,779
                                                                    ===========

(a)  Non-income producing security.

ADR - American Depository Receipts

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                  (Unaudited)

                                                             Shares     Value
                                                            -------   ----------
Common Stocks (93.2%)

Australia (3.1%)
Alumina Ltd.                                                 24,400   $   66,601
Australian & New Zealand Bank Group                          15,300      190,956
BHP Billiton Ltd.                                            37,343      216,381
Brambles Industries Ltd.                                      8,500       26,051
Foster's Brewing Group Ltd.                                  80,970      228,614
National Australia Bank Ltd.                                  9,293      208,784
News Corp. Ltd. ADR                                          12,333       92,637
WMC Resources Ltd. (b)                                       24,400       57,437
Woolworths Ltd.                                              33,800      283,803
                                                                      ----------
                                                                       1,371,264
                                                                      ----------
Canada (4.0%)
Abitibi Consolidated Inc.                                    18,900      121,016
Alcan Inc.                                                    2,500       77,663
BCE Inc. COM                                                 18,400      421,558
Bombardier Inc. Class B (a)                                  32,000      197,492
Bombardier Inc. Class B                                      22,200       81,060
Placer Dome Inc.                                              6,800       82,076
Suncor Energy Inc.                                            7,000      129,568
Telus Corp.                                                  11,900      196,180
Thompson Corp.                                               10,300      322,929
Thomson Corp.                                                 5,700      178,708
                                                                      ----------
                                                                       1,808,250
                                                                      ----------
Denmark (0.3%)
Novo Nordisk                                                  3,700      129,527
                                                                      ----------
Finland (1.6%)
Nokia OYJ                                                    32,300      531,895
UPM-Kymmene                                                  11,800      172,227
                                                                      ----------
                                                                         704,122
                                                                      ----------
France (10.7%)
Accor SA                                                      3,000      108,519
Air Liquide SA                                                1,912      283,458
BNP Paribas                                                  14,900      757,136
Bouygues                                                     16,300      449,983
Essilor International                                         3,300      132,938
France Telecom SA (b)                                        10,200      250,193
Groupe Danone                                                 2,100      290,590
L'Oreal                                                       2,800      197,425
Renault SA                                                    7,400      391,238
Sanofi-Synthelabo SA                                         20,700    1,212,313
Schneider SA                                                  6,400      300,886
Vivendi Universal SA (b)                                     23,300      424,091
                                                                      ----------
                                                                       4,798,770
                                                                      ----------
Germany (5.2%)
Allianz AG                                                    2,000      166,235
Bayerische Motoren Werke AG                                   3,800      146,185
Daimler Chrysler AG                                           5,000      174,549
Deutsche Bank AG                                              4,200      272,407
Deutsche Telekom AG (b)                                      23,300   $  355,595
Epcos AG                                                        800       10,308
Infineon Technologies AG (b)                                  7,300       70,584
Metro AG                                                      4,700      151,932
Muenchener Rueckvers AG                                       1,930      196,764
SAP AG                                                        1,600      188,697
SAP AG ADR                                                    1,000       29,220
Siemans AG                                                    9,650      473,405
Thyssen Krupp                                                 7,800       89,930
                                                                      ----------
                                                                       2,325,811
                                                                      ----------
Hong Kong (2.9%)
Cheung Kong Holdings Ltd.                                    31,000      186,442
Hang Lung Properties Ltd.                                    75,000       67,805
Hang Seng Bank Ltd.                                          18,400      194,661
Hong Kong Land Holdings Ltd.                                 50,000       62,500
Hutchison Whampoa Ltd.                                       29,000      176,644
Johnson Electric Holdings                                   158,000      195,521
Li & Fung Ltd.                                              124,000      159,807
Shangri-La Asia Ltd.                                        146,000       92,676
Sun Hung Kai Properties                                      11,000       55,577
Swire Pacific Ltd. "A"                                       19,500       85,270
                                                                      ----------
                                                                       1,276,903
                                                                      ----------
Ireland (0.5%)
CRH PLC                                                      12,925      203,490
                                                                      ----------
Italy (1.4%)
Assicurazione Generali SpA                                    3,900       90,378
ENI SpA                                                      35,900      542,943
                                                                      ----------
                                                                         633,321
                                                                      ----------
Japan (15.8%)
Advantest Corp.                                               4,200      186,084
Aeon Co. Ltd.                                                15,000      343,535
Aiful Corp.                                                   1,805       76,965
Canon Inc.                                                    5,000      229,440
Chugai Pharmaceutical Co. Ltd.                               12,000      136,315
Dai Nippon Printing Co. Ltd.                                  7,000       74,037
Daiwa Securities Group Inc.                                  25,000      143,660
Fuji Photo Film Co. Ltd.                                      3,000       86,696
Hirose Electric Co. Ltd.                                      1,300      107,508
Hitachi Ltd.                                                 21,000       89,019
Honda Motor Co. Ltd.                                          2,400       90,943
Hoya Corp.                                                    3,000      206,621
Japan Airlines System Corp.                                  23,000       50,185
Japan Telecom Holdings Ltd.                                      25       75,994
Kansai Electric Power                                         6,000       94,641
Keyence Corp.                                                   550      100,770
Mitsubishi Corp.                                             11,000       76,311
Mitsubishi Estate Co. Ltd.                                   21,000      142,186
Mitsubishi Heavy Industries Inc.                             37,000       95,832

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------
Common Stocks (Cont.)

Japan (Cont.)
Mitsubishi Motor Corp.                                       40,000   $   90,277
Mitsui Fudosan                                               29,000      185,243
Mitsui Sumitomo Insurance Co.                                21,830      101,264
Murata Manufacturing Co. Ltd.                                 2,700      106,134
NEC Corp. (b)                                                48,000      239,850
Nikko Cordial Corp.                                          46,000      184,651
Nikon Corp. (b)                                              11,000       90,602
Nissan Motor Co. Ltd.                                        57,000      544,959
Nitto Denko Corp.                                             3,200      104,735
Nomura Holdings Inc.                                         16,000      203,073
NTT Docomo Inc.                                                  50      108,266
Orix Corp.                                                    3,900      215,665
Rohm Co. Ltd.                                                 2,700      294,341
Sankyo Co. Ltd.                                               8,000       95,540
Sekisui House Ltd.                                           22,000      166,729
Shin-Etsu Chemical Co.                                        2,400       81,949
Shionogi & Co. Ltd.                                           7,000       94,849
Sony Corp.                                                    7,000      197,044
Suzuki Motor Corp.                                           26,000      338,222
Takeda Chemical Industries                                    2,000       73,787
TDK Corp.                                                     3,000      148,157
Tokyo Electron Ltd.                                           9,900      469,132
Tokyu Corp.                                                  48,000      154,703
Toray Industries                                             61,000      141,736
Yahoo Japan Corp.                                                 6       97,439
Yamanouchi Pharmaceutical                                     3,000       78,201
Yamato Transport Co. Ltd.                                     6,000       66,409
                                                                      ----------
                                                                       7,079,699
                                                                      ----------
Luxembourg (0.2%)
Societe Europeenne Satel-FDR                                 12,600       81,751
                                                                      ----------
Netherlands (10.4%)
ABN Amro Holdings NV                                         36,312      694,286
Aegon NV                                                     60,734      608,167
ASML Holding NV (b)                                          10,800      102,566
Elsevier                                                      3,700       43,636
Heineken NV                                                  18,450      654,680
ING Group NV                                                 20,000      347,491
Koninklije Philips Electric NV                                  200        3,828
Koninklijke KPN NV (b)                                       66,600      471,882
Koninklijke Numico NV                                         3,500       53,858
Philips Electronics NV                                       10,300      195,872
Royal Dutch Petroleum Co.                                    24,700    1,146,483
Royal Dutch Petroleum Co. ADR                                 3,600      167,832
VNU NV                                                        5,664      174,509
                                                                      ----------
                                                                       4,665,090
                                                                      ----------
New Zealand (0.5%)
Telecom Corp. of New Zealand                                 70,697      216,881
                                                                      ----------
Norway (1.3%)
Norsk Hydro ASA                                               5,300   $  260,653
Norske Skogindustrier Class ASA                               4,400       65,832
Statoil ASA                                                  30,500      259,857
                                                                      ----------
                                                                         586,342
                                                                      ----------
Portugal (0.2%)
Portugal Telecom SA                                          11,100       79,539
                                                                      ----------
Singapore (1.9%)
DBS Group Holdings ADR (a)(b)                                32,000      187,166
Singapore Airlines Ltd.                                      21,000      124,021
Singapore Telecommunications (a)(b)                          32,000      187,242
Singapore Telecommunications                                512,200      279,392
Venture Manufacturing Corp.                                  10,000       91,425
                                                                      ----------
                                                                         869,246
                                                                      ----------
Spain (3.1%)
Banco Bilbao Vizcaya Argenta                                 44,900      471,782
Inditex                                                      16,300      409,927
Repsol VPF SA                                                 8,600      139,446
Telefonica SA                                                29,671      344,475
                                                                      ----------
                                                                       1,365,630
                                                                      ----------
Sweden (1.3%)
ASSA Abloy AB Class B                                        19,700      190,725
Forenings Sparbanken                                         16,100      222,244
Sandvik AB                                                    3,200       83,748
Svenska Handelbanken                                          5,700       93,280
                                                                      ----------
                                                                         589,997
                                                                      ----------
Switzerland (9.7%)
CIE Fincance Richemont Class A                               25,087      405,600
Credit Suisse Group                                           7,115      187,258
Holcim Ltd.                                                  10,665      394,067
Nestle SA                                                     2,621      540,821
Novartis AG                                                  19,851      785,511
Roche Holding AG                                              3,097      242,927
Stmicroelectronics NV                                        14,900      312,436
Stratec Holding AB                                              134       96,255
Swiss Reinsurance                                            10,228      566,691
Swisscom AG                                                   1,722      489,439
UBS AG                                                        5,685      316,241
                                                                      ----------
                                                                       4,337,246
                                                                      ----------
United Kingdom (19.1%)
ARM Holdings (b)                                             35,400       39,138
Astrazenca PLC                                               37,500    1,520,153
Astrazeneca PLC                                               1,100       44,109
BAE Systems PLC                                             112,800      265,245
Barclays PLC                                                 27,300      202,721
BG Group PLC                                                 86,300      382,365

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

United Kingdom (Cont.)
BHP Billiton PLC                                            36,610   $   192,714
BOC Group PLC                                                8,900       114,186
Brambles Industries PLC                                     18,000        48,713
Centrica PLC                                                28,400        82,364
Compass Group PLC                                           11,600        62,546
GlaxoSmithKline PLC                                          4,500        90,816
HBOS PLC                                                    16,200       209,716
HSBC Holdings PLC                                           35,600       420,617
Marks & Spencer Group PLC                                   21,047       109,662
MM02 PLC                                                   142,100       133,071
National Grid Transco PLC                                   35,100       238,052
Pearson PLC                                                 40,000       373,594
Prudential PLC                                              17,800       107,798
Reckitt Benckiser PLC                                        4,300        78,904
Reed International PLC                                      12,300       102,347
Reuters Group PLC                                           29,500        85,554
Royal Bank of Scotland Group PLC                            26,800       751,808
Smiths Group PLC                                            36,000       417,620
Standard Chartered PLC                                      23,900       290,268
Unilever PLC                                                38,200       304,147
Vodafone Group PLC                                         895,200     1,750,499
Xstrata PLC                                                 16,250       107,930
                                                                     -----------
                                                                       8,526,657
                                                                     -----------
Total Common Stocks
(cost $49,168,157)                                                    41,649,536
                                                                     -----------

                                                        Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds (0.1%)

Switzerland (0.1%)
Credit Suisse Group Financial CV
6.0%, 12/23/2005                                        $   68,000   $    57,957
                                                                     -----------
Total Corporate Bonds
(cost $46,010)                                                            57,957
                                                                     -----------
Repurchase Agreement (6.6%)
IBT Repurchase Agreement, (c)
0.750% to be repurchased at $2,931,131 on 07/01/2003    $2,931,070   $ 2,931,070
                                                                     -----------
Total Repurchase Agreement
(cost $2,931,070)                                                      2,931,070
                                                                     -----------
TOTAL INVESTMENTS (99.9%)
(cost $52,145,237)                                                    44,638,563
                                                                     -----------
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.1%)                          56,622
                                                                     -----------
NET ASSETS (100.0%)                                                  $44,695,185
                                                                     ===========

INTERNATIONAL FUND INDUSTRY CLASSES

                           Industry                            Value        %
---------------------------------------------------------   -----------   -----
Communications                                              $ 7,136,994    16.0
Consumer Goods & Services                                     4,908,612    11.0
Health Care                                                   4,823,617    10.7
Machinery, Manufacturing, & Construction                      4,677,661    10.5
Banks                                                         4,614,386    10.3
Real Estate & Other Financial                                 4,163,004     9.3
Mining & Refining                                             3,108,717     7.0
Transportation                                                2,666,232     6.0
Retail                                                        2,414,132     5.4
Agriculture, Foods, & Beverage                                2,018,852     4.5
Chemicals                                                       479,593     1.1
Insurance                                                       363,000     0.8
Utilities & Energy                                              332,693     0.7
                                                            -----------   -----
Total Stocks                                                 41,707,493    93.3
Short-term Investments                                        2,931,070     6.6
Cash and Other Assets, net of Liabilities                        56,622     0.1
                                                            -----------   -----
Net Assets                                                  $44,695,185   100.0%
                                                            ===========   =====

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $571,900 or 1.3% of net assets.
(b)  Non-income producing security.
(c) Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency Securities.

Approximately 33.7% of the investment securities are denominated in the Euro, followed by 15.9% in the Japanese Yen,13.6% in the British Pound, 11.9% in the United States Dollar, 8.2% in the Swiss Franc, 4.7% in the Swedish Krone, 3.1% in the Australian Dollar, 2.7% in the Hong Kong Dollar and 2.6% in the Canadian Dollar. The remaining investment securities, representing 3.6% of total investments, are denominated in five currencies, each of which represents less than 1.5% of total investments.

                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                          Shares        Value
                                                        ---------   ------------
Regulated Investment Companies (99.6%)

Financial Services (99.6%)
State Farm Mutual Fund Trust Bond Fund Institutional
   Shares (40.5%)                                       4,176,353   $ 45,522,245
State Farm Mutual Fund Trust Equity Fund
   Institutional Shares (59.1%)                         9,581,128     66,397,220
                                                                    ------------
                                                                     111,919,465
                                                                    ------------
Total Regulated Investment Companies
(cost $118,317,681)                                                  111,919,465
                                                                    ------------
Short-term Investments (0.2%)
JP Morgan Vista Treasury Plus Money Market Fund           240,387        240,387
                                                                    ------------
Total Short-term Investments
(cost $240,387)                                                          240,387
                                                                    ------------
TOTAL INVESTMENTS (99.8%)
(cost $118,558,068)                                                  112,159,852

OTHER ASSETS, NET OF LIABILITIES (0.2%)                                  253,785
                                                                    ------------
NET ASSETS (100.0%)                                                 $112,413,637
                                                                    ============

                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                        Principal
                                                          amount       Value
                                                        ---------   ------------
Corporate Bonds (30.8%)

Aerospace/Defense (0.8%)
Lockheed Martin Corp.
7.700%, 06/15/2008                                       $  500,000   $  604,266
General Dynamics Corp.
4.250%, 05/15/2013                                        1,000,000    1,004,765
                                                                      ----------
                                                                       1,609,031
                                                                      ----------
Agriculture, Foods, & Beverage (2.3%)
Kellogg Co.
2.875%, 06/01/2008                                          500,000      496,482
Sara Lee Corp.
2.750%, 06/15/2008                                        1,000,000      990,940
ConAgra Inc.
7.875%, 09/15/2010                                          500,000      631,037
Kellogg Co.
6.600%, 04/01/2011                                          500,000      586,364
General Mills Inc.
6.000%, 02/15/2012                                          500,000      564,479
Bottling Group LLC (a)
4.625%, 11/15/2012                                          500,000      522,600
Coca-Cola Bottling Co.
5.300%, 04/01/2015                                          500,000      530,046
                                                                      ----------
                                                                       4,321,948
                                                                      ----------
Automotive (1.0%)
Daimler Chrysler North America
6.400%, 05/15/2006                                          500,000      546,018
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                                          500,000      365,000
General Motors Corp.
7.125%, 07/15/2013                                          500,000      497,330
Ford Motor Co.
7.450%, 07/16/2031                                          500,000      458,033
                                                                      ----------
                                                                       1,866,381
                                                                      ----------
Banks (0.3%)
Wells Fargo & Co.
7.250%, 08/24/2005                                          500,000      558,590
                                                                      ----------
Building Materials & Construction (0.8%)
Masco Corp.
6.750%, 03/15/2006                                          500,000      556,130
Hanson Australia Funding
5.250%, 03/15/2013                                          500,000      512,181
Leggett & Platt Inc.
4.700%, 04/01/2013                                          500,000      519,887
                                                                      ----------
                                                                       1,588,198
                                                                      ----------
Chemicals (1.1%)
Rohm & Haas Co.
6.950%, 07/15/2004                                          500,000      525,838
EI du Pont de Nemours and Co.
4.125%, 03/06/2013                                          500,000      502,263
PPG Industries Inc.
7.400%, 08/15/2019                                       $  500,000   $  564,944
The Dow Chemical Co.
7.375%, 11/01/2029                                          500,000      583,695
                                                                      ----------
                                                                       2,176,740
                                                                      ----------
Commercial Service/Supply (0.3%)
Pitney Bowes Inc.
4.625%, 10/01/2012                                          500,000      522,743
                                                                      ----------
Computers (0.6%)
Hewlett-Packard Co.
7.150%, 06/15/2005                                          500,000      552,907
International Business Machines Corp.
4.250%, 09/15/2009                                          500,000      528,628
                                                                      ----------
                                                                       1,081,535
                                                                      ----------
Consumer & Marketing (2.5%)
The Procter & Gamble Co.
4.000%, 04/30/2005                                          500,000      523,427
The Gillette Co.
4.000%, 06/30/2005                                          500,000      524,634
2.500%, 06/01/2008                                          500,000      496,105
Newell Rubbermaid Inc.
4.000%, 05/01/2010                                          500,000      509,482
Avery Dennison Corp.
4.875%, 01/15/2013                                          500,000      523,879
McDonald's Corp.
4.125%, 06/01/2013                                        1,000,000      981,201
Kimberly Clark Corp.
6.250%, 07/15/2018                                        1,000,000    1,199,004
                                                                      ----------
                                                                       4,757,732
                                                                      ----------
Electronic/Electrical Mfg. (1.0%)
Raytheon Co.
6.550%, 03/15/2010                                          500,000      559,633
Emerson Electric Co.
7.125%, 08/15/2010                                          315,000      381,622
General Electric Co.
5.000%, 02/01/2013                                          500,000      528,128
Emerson Electric Co.
4.500%, 05/01/2013                                          500,000      516,018
                                                                      ----------
                                                                       1,985,401
                                                                      ----------
Financial Services (3.1%)
Household Finance Corp.
8.000%, 05/09/2005                                          500,000      557,091
Morgan Stanley Dean Witter & Co.
7.750%, 06/15/2005                                          500,000      557,107
General Electric Capital Corp.
6.800%, 11/01/2005                                          500,000      556,930

                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                         Principal
                                                           amount        Value
                                                         ----------   ----------
Corporate Bonds (Cont.)

Financial Services (Cont.)
Caterpillar Financial Services Corp.
5.950%, 05/01/2006                                       $  500,000   $  554,539
JP Morgan Chase & Co.
3.625%, 05/01/2008                                          500,000      514,567
Bank One Corp.
2.625%, 06/30/2008                                        1,000,000      983,127
Caterpillar Financial Services
2.700%, 07/15/2008                                          500,000      493,289
Citigroup Inc.
7.250%, 10/01/2010                                          500,000      605,808
General Motors Acceptance Corp.
6.875%, 09/15/2011                                          500,000      501,669
Goldman Sachs Group Inc.
5.500%, 11/15/2014                                          500,000      542,851
                                                                      ----------
                                                                       5,866,978
                                                                      ----------
Forest Products & Paper (1.1%)
Westvaco Corp.
6.850%, 11/15/2004                                          375,000      397,383
International Paper Co.
6.750%, 09/01/2011                                          500,000      578,312
MeadWestvaco Corp.
6.850%, 04/01/2012                                          500,000      577,179
Willamette Industries Inc.
9.000%, 10/01/2021                                          500,000      642,994
                                                                      ----------
                                                                       2,195,868
                                                                      ----------
Health Care (2.7%)
Pfizer Inc.
3.625%, 11/01/2004                                          500,000      513,523
Merck & Co. Inc.
4.125%, 01/18/2005                                          500,000      518,923
Abbott Laboratories
6.400%, 12/01/2006                                          500,000      570,798
Merck & Co. Inc.
4.375%, 02/15/2013                                          500,000      517,594
Wyeth
5.250%, 03/15/2013                                          500,000      528,353
Becton Dickinson & Co.
4.550%, 04/15/2013                                          500,000      518,768
Johnson & Johnson
3.800%, 05/15/2013                                        1,000,000      991,848
Baxter International Inc. (a)
4.625%, 03/15/2015                                        1,000,000    1,013,936
                                                                      ----------
                                                                       5,173,743
                                                                      ----------
Machinery & Manufacturing (0.9%)
Deere & Co.
7.850%, 05/15/2010                                          500,000      615,949
Goodrich Corp.
7.625%, 12/15/2012                                          500,000      570,340
Parker Hannifin Corp.
4.875%, 02/15/2013                                       $  500,000   $  518,330
                                                                      ----------
                                                                       1,704,619
                                                                      ----------
Media & Broadcasting (0.6%)
The Walt Disney Co.
5.500%, 12/29/2006                                          500,000      545,111
Knight-Ridder Inc.
9.875%, 04/15/2009                                          500,000      675,390
                                                                      ----------
                                                                       1,220,501
                                                                      ----------
Mining & Metals (1.2%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008                                        1,000,000      981,673
Alcoa Inc.
7.375%, 08/01/2010                                          500,000      605,779
6.500%, 06/01/2011                                          250,000      291,038
BHP Billiton Finance
4.800%, 04/15/2013                                          500,000      521,318
                                                                      ----------
                                                                       2,399,808
                                                                      ----------
Oil & Gas (1.8%)
Enron Corp. (b)
6.400%, 07/15/2006                                          500,000       91,250
Chevron Texaco
3.500%, 09/17/2007                                          500,000      519,610
Phillips Petroleum Co.
8.750%, 05/25/2010                                          500,000      650,772
Marathon Oil Corp.
6.125%, 03/15/2012                                          500,000      560,611
Southern California Gas
4.800%, 10/01/2012                                          500,000      525,496
National Fuel Gas Co.
5.250%, 03/01/2013                                          500,000      520,066
Peoples Gas Lt. (a)
4.625%, 05/01/2013                                          500,000      518,086
                                                                      ----------
                                                                       3,385,891
                                                                      ----------
Retailers (1.1%)
Target Corp.
7.500%, 02/15/2005                                          500,000      546,327
Albertsons Inc.
7.500%, 02/15/2011                                          500,000      584,130
Wal-Mart Stores Inc.
4.550%, 05/01/2013                                        1,000,000    1,040,267
                                                                      ----------
                                                                       2,170,724
                                                                      ----------
Telecom & Telecom Equipment (2.5%)
Motorola Inc.
6.750%, 02/01/2006                                          500,000      545,000

                See accompanying notes to financial statements .

                     STATE FARM MUTUAL FUND TRUST BOND FUND
               PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                        Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
AT&T Corp.
7.000%, 11/15/2006                                      $  500,000   $   556,104
Cingular Wireless
5.625%, 12/15/2006                                         500,000       548,060
GTE North Inc.
5.650%, 11/15/2008                                         500,000       560,953
Vodafone Group PLC
7.750%, 02/15/2010                                         500,000       615,215
Deutsche Telekom International Financial
8.500%, 06/15/2010                                         500,000       614,189
WorldCom Inc. (c)
7.500%, 05/15/2011                                         500,000       147,500
Telstra Corp. Ltd.
6.375%, 04/01/2012                                         500,000       575,702
Alltel Corp.
7.000%, 07/01/2012                                         500,000       606,899
                                                                     -----------
                                                                       4,769,622
                                                                     -----------
Utilities & Energy (5.1%)
Dominion Resources Inc.
7.625%, 07/15/2005                                         500,000       556,122
Duke Energy Field Services
7.500%, 08/16/2005                                         500,000       546,753
Alabama Power Co.
7.125%, 10/01/2007                                         300,000       350,320
3.125%, 05/01/2008                                         500,000       505,694
Duke Energy Corp.
4.500%, 04/01/2010                                         500,000       522,778
Puget Sound Energy Inc.
7.690%, 02/01/2011                                         500,000       596,806
Reliant Energy
7.750%, 02/15/2011                                         500,000       569,796
Oncor Electric Delivery
6.375%, 05/01/2012                                         500,000       570,771
Tampa Electric Co.
6.875%, 06/15/2012                                         500,000       578,693
Northern States Power Co. (a)
8.000%, 08/28/2012                                         500,000       633,027
Georgia Power
5.125%, 11/15/2012                                         200,000       214,515
Midamerican Energy Co.
5.125%, 01/15/2013                                         500,000       530,771
Florida Power Corp.
4.800%, 03/01/2013                                         500,000       521,169
Wisconsin Electric Power
4.500%, 05/15/2013                                       1,000,000     1,025,696
Union Elec Co.
4.750%, 04/01/2015                                         500,000       520,199
Commonwealth Edison
4.700%, 04/15/2015                                         500,000       514,858
Southwestern Electric Power
5.375%, 04/15/2015                                      $  500,000   $   526,428
Equitable Resources Inc. (a)
5.150%, 03/01/2018                                         500,000       531,440
                                                                     -----------
                                                                       9,815,836
                                                                     -----------
Total Corporate Bonds
(cost $55,571,049)                                                    59,171,889
                                                                     -----------

Taxable Municipal Bonds (1.0%)

Illinois State
3.850%, 06/01/2013                                       1,000,000       982,980

New Jersey State Turnpike Authority
2.840%, 01/01/2008                                       1,000,000     1,000,000
                                                                     -----------
Total Taxable Municipal Bonds
(cost $1,998,027)                                                      1,982,980
                                                                     -----------

Foreign Government Bonds (0.3%)

Province of Ontario
5.500%, 10/01/2008                                         500,000       564,748
                                                                     -----------
Total Foreign Government Bonds
(cost $472,545)                                                          564,748
                                                                     -----------

Government Agency Securities (40.1%)

Agency Notes & Bonds (8.0%)
Federal Home Loan Mortgage Corp.
5.750%, 07/15/2003                                           750,000     751,383
3.750%, 04/15/2004                                         1,500,000   1,530,936
3.250%, 11/15/2004                                           900,000     924,635
7.000%, 07/15/2005                                         1,000,000   1,111,321
2.875%, 09/15/2005                                         1,000,000   1,029,540
6.625%, 09/15/2009                                         1,000,000   1,200,176
Federal National Mortgage Association
2.875%, 10/15/2005                                         1,000,000   1,029,856
5.500%, 02/15/2006                                           500,000     548,889
6.625%, 10/15/2007                                           500,000     586,120
3.250%, 01/15/2008                                         3,000,000   3,100,614
6.625%, 11/15/2010                                         1,000,000   1,208,902
4.375%, 09/15/2012                                         1,500,000   1,569,984

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                        Principal
                                                          amount        Value
                                                        ----------   -----------
Government Agency Securities (Cont.)

Agency Notes & Bonds (Cont.)
7.125%, 01/15/2030                                      $  500,000   $   648,980
                                                                     -----------
                                                                      15,241,336
                                                                     -----------
Mortgage-Backed Securities (32.1%)
Federal Home Loan Mortgage Corp.
6.000%, 11/01/2028                                         463,509       481,232
6.500%, 06/01/2029                                         668,099       695,950
7.500%, 12/01/2030                                          63,264        67,236
7.000%, 07/01/2031                                         123,941       129,938
6.500%, 09/01/2031                                         169,607       176,495
6.000%, 11/01/2032                                       1,613,344     1,672,779
6.000%, 12/01/2032                                         792,643       821,844
5.500%, 05/01/2033                                       2,996,810     3,095,903
Federal National Mortgage Association
6.000%, 09/01/2013                                       1,158,534     1,211,958
5.500%, 12/01/2016                                         460,076       477,990
5.500%, 01/01/2017                                         303,702       315,527
5.500%, 01/01/2017                                       1,490,164     1,548,184
6.500%, 01/01/2017                                         333,332       351,645
5.500%, 02/01/2017                                       1,427,436     1,483,015
5.000%, 03/01/2017                                       1,707,315     1,766,252
6.000%, 04/01/2017                                         320,230       334,241
5.500%, 01/01/2018                                       1,074,418     1,116,112
5.000%, 02/01/2018                                       1,436,934     1,486,537
4.500%, 05/01/2018                                       1,988,629     2,031,924
4.500%, 05/01/2018                                       1,990,541     2,033,877
5.000%, 05/01/2018                                       1,992,168     2,060,357
5.000%, 05/01/2018                                       1,986,905     2,054,915
7.500%, 09/01/2029                                         394,480       419,308
8.000%, 03/01/2030                                         215,718       232,620
6.500%, 05/01/2030                                         606,689       633,339
7.000%, 08/01/2030                                         105,170       110,784
6.500%, 08/01/2031                                         188,514       196,588
7.000%, 08/01/2031                                         250,528       263,831
6.500%, 10/01/2031                                         444,633       463,675
6.000%, 11/01/2031                                         473,507       492,275
7.000%, 01/01/2032                                         517,682       545,170
6.000%, 03/01/2032                                         386,171       401,478
6.500%, 03/01/2032                                         249,963       260,668
6.500%, 04/01/2032                                       1,312,272     1,368,479
7.000%, 04/01/2032                                         592,226       623,672
6.000%, 05/01/2032                                         402,441       418,378
6.500%, 05/01/2032                                       2,386,004     2,488,202
6.500%, 06/01/2032                                         698,220       728,126
7.000%, 06/01/2032                                         972,920     1,024,580
7.000%, 06/01/2032                                       1,227,500     1,292,676
6.500%, 07/01/2032                                       1,846,318     1,925,400
6.000%, 08/01/2032                                         913,720       949,906
5.500%, 10/01/2032                                       2,813,918     2,913,325
6.500%, 10/01/2032                                       2,173,850     2,266,960
6.000%, 11/01/2032                                       1,714,738     1,782,645
6.000%, 01/01/2033                                      $1,396,962   $ 1,452,284
5.500%, 03/01/2033                                         982,252     1,016,976
5.500%, 03/01/2033                                       1,985,015     2,055,190
6.000%, 04/01/2033                                       2,167,130     2,252,967
5.000%, 05/01/2033                                         998,622     1,016,175
5.000%, 05/01/2033                                       1,997,800     2,032,917
Government National Mortgage Association
6.000%, 05/15/2017                                         830,721       873,034
6.500%, 06/15/2028                                         691,518       727,203
6.000%, 11/15/2028                                         512,616       538,264
6.500%, 03/15/2029                                         741,632       779,702
7.000%, 06/15/2029                                         696,527       736,203
7.500%, 08/20/2030                                         280,079       295,935
6.500%, 11/15/2031                                         273,227       286,913
6.000%, 01/15/2032                                         364,844       382,626
                                                                     -----------
                                                                      61,662,385
                                                                     -----------
Total Government Agency Securities
(cost $75,035,962)                                                    76,903,721
                                                                     -----------
U.S. Treasury Obligations (19.2%)

U.S. Treasury Bonds
7.250%, 05/15/2016                                       3,000,000     3,989,766
7.500%, 11/15/2016                                       1,500,000     2,036,191
8.125%, 08/15/2019                                         750,000     1,084,717
6.250%, 08/15/2023                                       1,000,000     1,224,922
6.875%, 08/15/2025                                       1,000,000     1,317,578

U.S. Treasury Notes
7.250%, 05/15/2004                                       3,000,000     3,161,601
4.625%, 05/15/2006                                       1,000,000     1,084,023
6.500%, 10/15/2006                                       3,000,000     3,446,718
6.125%, 08/15/2007                                       1,750,000     2,024,327
5.500%, 02/15/2008                                       2,000,000     2,278,828
5.625%, 05/15/2008                                       1,000,000     1,146,406
6.000%, 08/15/2009                                       3,100,000     3,656,667
5.750%, 08/15/2010                                       2,000,000     2,341,016
5.000%, 08/15/2011                                       2,000,000     2,243,438
4.375%, 08/15/2012                                       4,000,000     4,288,908
4.000%, 11/15/2012                                       1,500,000     1,560,879
                                                                     -----------
Total U.S. Treasury Obligations
(cost $34,395,071)                                                    36,885,985
                                                                     -----------

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                        Shares or
                                                        principal
                                                         amount        Value
                                                       ----------   ------------
Short-term Investments (8.5%)
Citicorp,
   1.030%, 08/18/2003                                  $2,000,000   $  1,999,886
General Electric Capital Corp.,
   1.030%, 08/11/2003                                   2,000,000      1,999,950
Household Finance Corp.,
   1.220%, 07/21/2003                                   2,000,000      2,000,000
JP Morgan Vista Treasury Plus Money
   Market Fund                                          8,317,864      8,317,864
New Center Asset Trust,
   0.920%, 09/08/2003                                   2,000,000      1,999,611
                                                                    ------------
Total Short-term Investments
(cost $16,317,311)                                                    16,317,311
                                                                    ------------
TOTAL INVESTMENTS (99.9%)
(cost $183,789,965)                                                  191,826,634

OTHER ASSETS, NET OF LIABILITIES (0.1%)                                   87,889
                                                                    ------------
NET ASSETS (100.0%)                                                 $191,914,523
                                                                    ============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $3,219,089 or 1.68% of net assets.
(b) Enron Corp. filed for Chapter 11 bankruptcy on December 2, 2001, and is currently in default.
(c) Worldcom, Inc. filed for Chapter 11 bankruptcy protection on July 21, 2002, and is currently in default.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                                                                   Rating
                                                                            Coupon    Maturity    (Moody's    Principal
                                                                             rate       date       or S&P)     amount        Value
                                                                            ------   ----------   --------   ----------   ----------
Long-term Municipal Bonds (95.3%)

California (10.2%)
   Department of Water and Power of the City of Los Angeles, California,
      Power System Revenue Bonds, 2001 Series A, Subseries A-1               5.250%  07/01/2015      Aa3     $1,500,000   $1,678,695
   Moulton-Niguel California, Water District Consolidated Refunding Bonds    5.000%  09/01/2017      Aaa      1,395,000    1,532,798
   Moulton-Niguel California, Water District Consolidated Refunding Bonds    5.000%  09/01/2018      Aaa      1,500,000    1,634,850
   State of California, General Obligation Bonds                             5.250%  02/01/2019       A2      2,630,000    2,759,922
   State of California, Various Purpose General Obligation Bonds             5.000%  02/01/2019       A2      1,000,000    1,023,950
   Metropolitan Water District, Souther California, Waterworks Revenue
      Refunded Series B                                                      4.750%  07/01/2021      Aaa      1,000,000    1,024,650
                                                                                                                          ----------
                                                                                                                           9,654,865
                                                                                                                          ----------
Colorado (2.2%)
   Adams County, School District, No. 12, Colorado, General Obligation
      Bonds, Series 2001A                                                    5.400%  12/15/2014      Aaa        440,000      509,661
   Arapahoe County Water & Wastewater Public Improvement District (In
      Arapahoe County, Colorado) General Obligation Project Bonds,
      Series 2002A                                                           5.750%  12/01/2018      Aaa      1,320,000    1,532,850
                                                                                                                          ----------
                                                                                                                           2,042,511
                                                                                                                          ----------
Georgia (2.4%)
   Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000         5.500%  10/01/2014      Aa2      2,000,000    2,312,840
                                                                                                                          ----------
Idaho (1.1%)
   Joint School District No. 2 (Meridian) Ada and Canyon Counties, Idaho
      General Obligation School Bonds, Series 2002                           5.125%  07/30/2019      Aaa      1,000,000    1,079,680
                                                                                                                          ----------
Illinois (1.2%)
   State of Illinois, General Obligation Bonds, First Series of
      December 2000                                                          5.750%  12/01/2017      Aaa      1,000,000    1,157,200
                                                                                                                          ----------
Indiana (1.6%)
   Highland Schoold Building Corporation, Lake County, Indiana, First
      Mortgage Refunding Bonds, Series 2003                                  5.000%  01/10/2020      Aaa      1,410,000    1,497,335
                                                                                                                          ----------
Kansas (5.3%)
   State of Kansas, Department of Transportation, Highway Revenue Bonds,
      Series 2000A                                                           5.750%  09/01/2013      Aa2      2,300,000    2,698,659
   Johnson County, Kansas, Unified School District # 229, Series A
      (Prerefunded to 10-01-2008 @ 100)                                      5.500%  10/01/2016      Aa1      2,000,000    2,328,380
                                                                                                                          ----------
                                                                                                                           5,027,039
                                                                                                                          ----------
Louisiana (1.1%)
   State of Louisiana, General Obligation Bonds, Series 2000-A               5.000%  11/15/2019      Aaa      1,000,000    1,063,740
                                                                                                                          ----------
Maryland (5.2%)
   Baltimore County Maryland, General Obligation Bonds, Consolidated
      Public Improvement, Series 2002                                        5.000%  09/01/2014      Aaa      2,500,000    2,834,650
   Howard County Maryland, Consolidated Public Improvement Project and
      Refunding Bonds, 2003 Series A                                         5.000%  08/15/2021      Aaa      2,000,000    2,133,180
                                                                                                                          ----------
                                                                                                                           4,967,830
                                                                                                                          ----------
Massachusetts (1.3%)
   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013
      @ 100)                                                                 5.500%  01/01/2015      Aa2      1,000,000    1,185,240
                                                                                                                          ----------

                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                                                                   Rating
                                                                            Coupon    Maturity    (Moody's    Principal
                                                                             rate       date       or S&P)     amount        Value
                                                                            ------   ----------   --------   ----------   ----------
Long-term Municipal Bonds (Cont.)

Michigan (5.3%)
   Forest Hills Public Schools, County of Kent, State of Michigan, 2000
      School Building and Site Bonds (General Obligation - Unlimited Tax)    5.250%  05/01/2019      Aa2     $2,575,000   $2,770,262
   State of Michigan, General Obligation Bonds, Environmental Protection
      Program, Series 2000 (Prerefunded to 11/01/2010 @ 100)                 5.250%  11/01/2020      Aaa      1,985,000    2,313,677
                                                                                                                          ----------
                                                                                                                           5,083,939
                                                                                                                          ----------
Minnesota (2.9%)
   Independent School District Number 181 (Brainerd), Minnesota, General
      Obligation School Building Bonds, Series 2002A                         5.375%  02/01/2019      Aaa      2,500,000    2,794,675
                                                                                                                          ----------
Mississippi (3.0%)
   State of Mississippi, General Obligation Bonds, Capital Improvements
      Issue, Series 2000 (Prerefunded to 11/01/2010 @ 100)                   5.500%  11/01/2015      Aaa      2,400,000    2,836,968
                                                                                                                          ----------
Missouri (7.2%)
   The School District of North Kansas City, Missouri, General Obligation
      School Building Bonds (Missouri Direct Deposit Program) Series 2002    5.000%  03/01/2016      AA+      1,250,000    1,363,012
   State Environmental Improvement and Energy Resources Authority,
      (State of Missouri), Water Pollution Control and Drinking Water
      Revenue Bonds,(State Revolving Funds Programs-Master Trust),
      Series 2000B                                                           5.625%  07/01/2016      Aaa      2,415,000    2,787,852
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2000                                                          5.000%  02/01/2017      Aa2      2,500,000    2,701,275
                                                                                                                          ----------
                                                                                                                           6,852,139
                                                                                                                          ----------
Nebraska (1.9%)
   City of Lincoln, Nebraska, Lincoln Electric System Revenue and
      Refunding Bonds, Series 2002                                           5.000%  09/01/2015      Aa2      1,595,000    1,768,504
                                                                                                                          ----------
New Jersey (1.7%)
   Passaic Valley Sewerage Commissioners, State of New Jersey, Sewer
      System Bonds, Series F                                                 5.000%  12/01/2018      Aaa      1,500,000    1,627,440
                                                                                                                          ----------
New York (1.7%)
   New York City, Municipal Water Finance Authority, Water and Sewer
      System Revenue Bonds, Fiscal 2003, Series D                            5.000%  06/15/2016      Aa2      1,500,000    1,635,960
                                                                                                                          ----------
North Carolina (1.2%)
   City of Winston-Salem, North Carolina, Water and Sewer System
      Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded
      to 6-01-2011 @100)                                                     5.000%  06/01/2018      Aa2      1,000,000    1,151,610
                                                                                                                          ----------
Ohio (8.7%)
   City of Columbus, Ohio, General Obligation Bonds, Various Purpose
      Unlimited Tax Bonds, Series 2000-1                                     5.500%  11/15/2014      Aaa      2,400,000    2,777,328
   City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J,
      2001                                                                   5.375%  01/01/2016      Aaa      1,000,000    1,130,790
   State of Ohio, Full Faith and Credit General Obligation Infrastructure
      Improvement Bonds, Series 2000 (Prerefunded to 2-01-2010 @ 100)        5.750%  02/01/2016      Aa1      2,400,000    2,832,072
   City of Cincinnati, Ohio, Water System Revenue bonds, Series 2003         5.000%  12/01/2020      Aa2      1,420,000    1,509,702
                                                                                                                          ----------
                                                                                                                           8,249,892
                                                                                                                          ----------

                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                                                                  Rating
                                                                           Coupon    Maturity    (Moody's   Principal
                                                                            rate       date       or S&P)     amount        Value
                                                                           ------   ----------   --------   ----------   -----------
Long-term Municipal Bonds (Cont.)

Oklahoma (1.7%)
   State of Oklahoma, General Obligation Bonds, Oklahoma Building
      Bonds Commission                                                     5.000%   07/15/2018      Aaa     $1,500,000   $ 1,645,515
                                                                                                                         -----------
Oregon (6.7%)
   Newberg School District No. 29J, Yamhill, Clackamas and Washington
      Counties, Oregon, General Obligation Bonds, Series 2002              5.250%   06/15/2015      Aaa      1,000,000     1,139,630
   Eagle Point School District No. 9, Jackson County, Oregon, General
      Obligation Bonds, Series 2000                                        5.625%   06/15/2017      Aa3      1,500,000     1,697,610
   Reynolds School District No. 7, Multnomah County, Oregon, General
      Obligation Bonds, Series 2000                                        5.000%   06/15/2018      Aa3      2,000,000     2,133,920
   Emerald People's Utility District, Lane County, Oregon                  5.250%   11/01/2021      Aaa      1,305,000     1,421,732
                                                                                                                         -----------
                                                                                                                           6,392,892
                                                                                                                         -----------
Tennessee (6.0%)
   Tennessee State School Bonds Authority, Higher Educational Facilities
      Second Program Bonds, Series A                                       5.400%   05/01/2013      Aa3      2,440,000     2,771,742
   Williamson County, Tennessee, General Obligation Public Improvement
      Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100)            5.400%   03/01/2020      Aa1      2,500,000     2,902,275
                                                                                                                         -----------
                                                                                                                           5,674,017
                                                                                                                         -----------
Texas (11.7%)
   City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties),
      Waterworks and Sewer System Revenue Refunding Bonds, Series 2000     5.500%   10/01/2013      Aa2      2,400,000     2,764,704
   City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
      New Series 2000A (Prerefunded to 2-01-2010 @ 100)                    5.750%   02/01/2015      Aa1      2,400,000     2,832,072
   Plano Independent School District, (Collin County, Texas), School
      Building Unlimited Tax Bonds, Series 2000                            5.125%   02/15/2016      Aaa      2,500,000     2,757,375
   Fort Bend Independent School District, (Fort Bend County, Texas),
      Unlimited Tax School Building Bonds, Series 2000                     5.250%   08/15/2017      AAA      2,550,000     2,818,923
                                                                                                                         -----------
                                                                                                                          11,173,074
                                                                                                                         -----------
Virginia (1.1%)
   Virginia Public School Authority, School Financing Bonds, (1997
      Resolution) Series 1999A                                             5.000%   08/01/2016      Aaa      1,000,000     1,085,440
                                                                                                                         -----------
Wisconsin (2.9%)
   State of Wisconsin, General Obligation Bonds of 2000, Series D          5.300%   05/01/2018      Aa3      2,500,000     2,727,350
                                                                                                                         -----------
Total Long-term Municipal Bonds
   (cost $83,173,787)                                                                                                     90,687,695
                                                                                                                         -----------
Short-term Municipal Bonds (2.1%)

North Carolina (2.1%)
   City of Winston Salem, North Carolina, Variable Rate Water and Sewer
      System Revenue Bonds, Series 2002B (a)                               0.950%   06/01/2030      Aa2      2,000,000     2,000,000
                                                                                                                         -----------
Total Short-term Municipal Bonds
   (cost $2,000,000)                                                                                                       2,000,000
                                                                                                                         -----------

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                         Shares or
                                                         principal
                                                           amount       Value
                                                         ---------   -----------
Short-term Investments (1.8%)
   JP Morgan Vista Tax Free Money Market Fund            1,697,168     1,697,168

Total Short-term Investments
   (cost $1,697,168)                                                   1,697,168
                                                                     -----------
TOTAL INVESTMENTS (99.2%)
   (cost $86,870,955)                                                 94,384,863

OTHER ASSETS, NET OF LIABILITIES (0.8%)                                  783,905
                                                                     -----------
NET ASSETS (100.0%)                                                  $95,168,768
                                                                     ===========

(a) Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at June 30, 2003.

Long-term Municipal Bonds consisted of 20.27% Advanced Refund Bonds, 49.25% General Obligation Bonds, and 30.48% Municipal Revenue Bonds.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                        Shares or
                                                        principal
                                                          amount        Value
                                                        ----------   -----------
Short-term Investments (99.8%)

Agriculture, Foods, & Beverage (4.8%)
Coca-Cola
1.190%, 07/28/2003                                      $3,395,000   $ 3,391,970
                                                                     -----------
Automotive (9.9%)
New Center Asset Trust
0.920%, 09/08/2003                                       3,500,000     3,493,828
FCAR Owner Trust Series I
0.950%, 09/15/2003                                       3,200,000     3,193,582
0.950%, 09/15/2003                                         345,000       344,330
                                                                     -----------
                                                                       7,031,740
                                                                     -----------
Chemicals (5.0%)
EI du Pont de Nemours and Co.
0.960%, 08/20/2003                                       3,550,000     3,545,267
                                                                     -----------
Commercial Service/Supply (5.0%)
Pitney Bowes Inc.
1.200%, 07/07/2003                                       3,525,000     3,524,295
                                                                     -----------
Computers (4.9%)
International Business Machines Corp.
1.250%, 09/05/2003                                       1,500,000     1,496,563
1.250%, 09/05/2003                                       2,000,000     1,994,569
                                                                     -----------
                                                                       3,491,132
                                                                     -----------
Financial Services (33.9%)
Chevron Texaco Funding Corp.
0.930%, 07/07/2003                                       1,500,000     1,499,768
ChevronTexaco Funding Corp.
1.200%, 07/07/2003                                       2,000,000     1,999,700
American Honda Finance Corp.
1.080%, 07/09/2003                                       3,500,000     3,499,160
Caterpillar Financial Services Corp.
1.190%, 07/10/2003                                       2,980,000     2,979,113
Toyota Motor Credit Corp.
1.200%, 07/11/2003                                       3,450,000     3,448,850
Household Finance Corp.
1.220%, 07/21/2003                                       3,565,000     3,562,584
General Electric Capital Corp.
1.030%, 08/11/2003                                       3,500,000     3,495,894
Citicorp
1.030%, 08/18/2003                                       3,500,000     3,499,898
                                                                     -----------
                                                                      23,984,967
                                                                     -----------
Government Agency Securities (7.4%)
Federal National Mortgage Association
1.150%, 07/02/2003                                       2,773,000     2,772,927
0.970%, 07/31/2003                                       2,500,000     2,497,979
                                                                     -----------
                                                                       5,270,906
                                                                     -----------
Health Care (19.2%)
Schering Plough Corp.
1.200%, 07/07/2003                                      $1,500,000   $ 1,498,084
Johnson & Johnson (a)
1.200%, 07/14/2003                                       1,500,000     1,499,350
Schering Plough Corp.
1.210%, 08/08/2003                                       2,000,000     1,998,933
Pfizer Inc.
0.900%, 08/15/2003                                       3,530,000     3,526,029
Merck & Co. Inc.
1.000%, 09/10/2003                                       3,550,000     3,542,999
Johnson & Johnson (a)
1.190%, 09/22/2003                                       1,500,000     1,495,885
                                                                     -----------
                                                                      13,561,280
                                                                     -----------
Regulated Investment Companies (4.7%)
JP Morgan Vista Treasury Plus Money Market Fund          3,318,200     3,318,200
                                                                     -----------
Telecom & Telecom Equipment (5.0%)
BellSouth Corp.
1.000%, 07/02/2003                                       3,550,000     3,549,901
                                                                     -----------
Total Short-term Investments
(cost $70,669,658)                                                    70,669,658
                                                                     -----------
TOTAL INVESTMENTS (99.8%)
(cost $70,669,658)                                                    70,669,658

OTHER ASSETS, NET OF LIABILITIES (0.2%)                                  122,866
                                                                     -----------
NET ASSETS (100.0%)                                                  $70,792,524
                                                                     ===========

(a) Securities exempt from registration under Section4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $2,995,235 or 4.2% of net assets.

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                  (Unaudited)

                                                                         Equity       Small Cap    International
                                                                          Fund       Equity Fund    Equity Fund
                                                                      ------------   -----------   -------------
Assets
   Investments in securities

      At identified cost                                              $158,837,225    71,579,434    52,145,237
                                                                      ============    ==========    ==========
      At value                                                        $148,793,500    72,331,093    44,638,563
      In Master Index Portfolios                                                --            --            --
   Foreign currencies at value (cost $25,551)                                   --            --        25,402
   Receivable for:
      Dividends and interest                                               143,539        67,322       112,053
      Shares of the Fund sold                                              447,918       196,803        53,740
      Securities sold                                                           --            --        43,667
      Expense cap reimbursement                                                 --         9,424        48,443
      Variation margin                                                          --            --       130,962
   Prepaid expenses                                                         13,947         6,054         3,923
                                                                      ------------    ----------    ----------
      Total assets                                                     149,398,904    72,610,696    45,056,753
                                                                      ------------    ----------    ----------
Liabilities and Net Assets
   Payable for:
      Shares of the Fund redeemed                                           76,199        45,554         2,031
      Securities purchased                                               1,482,107       128,373       123,435
      Distribution Fees                                                     64,385        61,711        42,469
      Manager                                                              269,172       179,571       158,840
   Accrued liabilities                                                      25,317        16,708        34,793
                                                                      ------------    ----------    ----------
      Total Liabilities                                                  1,917,180       431,917       361,568
                                                                      ------------    ----------    ----------
   Net assets applicable to shares outstanding of common stock        $147,481,724    72,178,779    44,695,185
                                                                      ============    ==========    ==========
Analysis of Net Assets
   Paid-in-capital                                                    $161,456,644    79,577,636    61,087,616
   Accumulated net realized gain (loss)                                 (4,486,347)   (8,071,668)   (9,245,276)
   Net unrealized appreciation (depreciation)                          (10,043,725)      751,659    (7,372,476)
   Undistributed (distributions in excess of) net investment income        555,152       (78,848)      225,321
                                                                      ------------    ----------    ----------
   Net assets applicable to shares outstanding                        $147,481,724    72,178,779    44,695,185
                                                                      ============    ==========    ==========
Class A Shares:
   Fund shares outstanding                                               6,960,584     4,657,131     3,198,938
   Net assets applicable to shares outstanding                        $ 49,410,769    37,943,151    21,709,606
                                                                      ============    ==========    ==========
   Net asset value                                                    $       7.10          8.15          6.79
                                                                      ============    ==========    ==========
   Maximum offering price                                             $       7.32          8.40          7.00
                                                                      ============    ==========    ==========
Class B Shares:
   Fund shares outstanding                                               3,700,608     3,499,465     2,899,686
   Net assets applicable to shares outstanding                        $ 26,061,026    28,237,300    19,553,449
                                                                      ============    ==========    ==========
   Net asset value                                                    $       7.04          8.07          6.74
                                                                      ============    ==========    ==========
Institutional Shares:
   Fund shares outstanding                                              10,385,811       733,978       507,748
   Net assets applicable to shares outstanding                        $ 72,009,929     5,998,328     3,432,130
                                                                      ============    ==========    ==========
   Net asset value                                                    $       6.93          8.17          6.76
                                                                      ============    ==========    ==========

                See accompanying notes to financial statements.

  S&P 500      Small Cap   International    Equity and       Bond      Tax Advantaged   Money Market
Index Fund    Index Fund    Index Fund      Bond Fund        Fund        Bond Fund          Fund
-----------   ----------   -------------   -----------   -----------   --------------   ------------



         --           --            --     118,558,068   183,789,965     86,870,955      70,669,658
===========   ==========    ==========     ===========   ===========     ==========      ==========
         --           --            --     112,159,852   191,826,634     94,384,863      70,669,658
191,028,753   99,496,038    50,690,347              --            --             --              --

         --           --            --              --            --             --              --
         --           --            --              --     1,744,487      1,151,981           1,426
  1,293,717      400,583       134,108         450,151       770,174         75,785         725,962
         --           --            --              --            --             --              --
     11,504       25,049        22,564           4,697            --          1,110           3,056
         --           --            --              --            --             --              --
     16,211        8,305         4,192          10,137        18,437          8,879           6,854
-----------   ----------    ----------     -----------   -----------     ----------      ----------
192,350,185   99,929,975    50,851,211     112,624,837   194,359,732     95,622,618      71,406,956
-----------   ----------    ----------     -----------   -----------     ----------      ----------


     86,315       19,508         1,811          31,013       648,742        255,568         513,448
         --           --            --              --     1,496,630             --              --
    150,809       83,157        47,366         102,484       123,928         91,719          28,437
    207,593      140,814        86,614          63,750       160,339        103,431          70,975
     39,580       34,452        24,201          13,953        15,570          3,132           1,572
-----------   ----------    ----------     -----------   -----------     ----------      ----------
    484,297      277,931       159,992         211,200     2,445,209        453,850         614,432
-----------   ----------    ----------     -----------   -----------     ----------      ----------
191,865,888   99,652,044    50,691,219     112,413,637   191,914,523     95,168,768      70,792,524
===========   ==========    ==========     ===========   ===========     ==========      ==========

201,196,090   98,178,572    65,216,163     118,753,646   183,839,582     87,602,178      70,792,524
 (8,969,582)    (224,785)   (5,369,375)         33,568        38,272         52,682              --
 (1,018,780)   1,344,378    (9,712,021)     (6,398,216)    8,036,669      7,513,908              --
    658,160      353,879       556,452          24,639            --             --              --
-----------   ----------    ----------     -----------   -----------     ----------      ----------
191,865,888   99,652,044    50,691,219     112,413,637   191,914,523     95,168,768      70,792,524
===========   ==========    ==========     ===========   ===========     ==========      ==========

 15,092,638    5,674,374     3,514,001       7,764,862     8,461,880      5,294,258      58,379,848
111,764,142   53,949,004    24,694,754      66,674,288    92,349,537     59,493,834      58,379,848
===========   ==========    ==========     ===========   ===========     ==========      ==========
       7.41         9.51          7.03            8.59         10.91          11.24            1.00
===========   ==========    ==========     ===========   ===========     ==========      ==========
       7.64         9.80          7.25            8.86         11.25          11.59              --
===========   ==========    ==========     ===========   ===========     ==========      ==========

  8,618,511    3,992,014     3,140,077       4,894,822     4,415,403      3,160,661       5,655,428
 63,632,013   37,701,498    22,008,343      42,036,176    48,198,265     35,519,215       5,655,428
===========   ==========    ==========     ===========   ===========     ==========      ==========
       7.38         9.44          7.01            8.59         10.92          11.24            1.00
===========   ==========    ==========     ===========   ===========     ==========      ==========

  2,219,830      834,620       566,450         433,627     4,712,988         13,839       6,757,248
 16,469,733    8,001,542     3,988,122       3,703,173    51,366,721        155,719       6,757,248
===========   ==========    ==========     ===========   ===========     ==========      ==========
       7.42         9.59          7.04            8.54         10.90          11.25            1.00
===========   ==========    ==========     ===========   ===========     ==========      ==========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                  (Unaudited)

                                                                   LifePath     LifePath    LifePath    LifePath    LifePath
                                                                 Income Fund   2010 Fund   2020 Fund   2030 Fund   2040 Fund
                                                                 -----------   ---------   ---------   ---------   ---------
Assets
   Investments in securities

      At identified cost                                          $       --          --          --          --          --
                                                                  ==========   =========   =========   =========   =========
      At value                                                    $       --          --          --          --          --
      In Master Index Portfolios                                   3,682,690   4,255,596   5,849,859   3,008,198   1,901,466
   Foreign currencies at value                                            --          --          --          --          --
   Receivable for:
      Dividends and interest                                              --          --          --          --          --
      Shares of the Fund sold                                        911,469     707,967     668,173     200,813     120,642
      Securities sold                                                     --          --          --          --          --
      Expense cap reimbursement                                       14,467      14,448      14,456      14,472      14,498
      Variation margin                                                    --          --          --          --          --
   Prepaid expenses                                                       --          --          --          --          --
                                                                  ----------   ---------   ---------   ---------   ---------
      Total assets                                                 4,608,626   4,978,011   6,532,488   3,223,483   2,036,606
                                                                  ----------   ---------   ---------   ---------   ---------
Liabilities and Net Assets
   Payable for:
      Shares of the Fund redeemed                                         --          --          --       1,570          --
      Securities purchased                                                --          --          --          --          --
      Distribution Fees                                                  673         813         806         654         556
      Manager                                                          2,868       3,031       1,508       2,771       2,588
   Accrued liabilities                                                13,099      13,098      14,677      13,098      13,098
                                                                  ----------   ---------   ---------   ---------   ---------
      Total Liabilities                                               16,640      16,942      16,991      18,093      16,242
                                                                  ----------   ---------   ---------   ---------   ---------
   Net assets applicable to shares outstanding of common stock    $4,591,986   4,961,069   6,515,497   3,205,390   2,020,364
                                                                  ==========   =========   =========   =========   =========
Analysis of Net Assets
   Paid-in-capital                                                 4,584,961   4,950,433   6,515,780   3,173,426   1,967,971
   Accumulated net realized gain (loss)                                2,506       1,319      (9,513)       (815)    (26,767)
   Net unrealized appreciation (depreciation)                          4,696       6,286       6,465      30,326      77,317
   Undistributed (distributions in excess of) net investment
      income                                                            (177)      3,031       2,765       2,453       1,843
                                                                  ----------   ---------   ---------   ---------   ---------
   Net assets applicable to shares outstanding                    $4,591,986   4,961,069   6,515,497   3,205,390   2,020,364
                                                                  ==========   =========   =========   =========   =========
Class A Shares:
   Fund shares outstanding                                           349,402     295,146     427,705     140,470     103,134
   Net assets applicable to shares outstanding                    $3,599,467   3,063,873   4,473,898   1,481,513   1,093,556
                                                                  ==========   =========   =========   =========   =========
   Net asset value                                                $    10.30       10.38       10.46       10.55       10.60
                                                                  ==========   =========   =========   =========   =========
   Maximum offering price                                         $    10.62       10.70       10.78       10.88       10.93
                                                                  ==========   =========   =========   =========   =========
Class B Shares:
   Fund shares outstanding                                            55,013      99,567     106,089      69,365      44,607
   Net assets applicable to shares outstanding                    $  566,451   1,033,237   1,109,189     730,921     472,636
                                                                  ==========   =========   =========   =========   =========
   Net asset value                                                $    10.30       10.38       10.46       10.54       10.60
                                                                  ==========   =========   =========   =========   =========
Institutional Shares:
   Fund shares outstanding                                            41,340      83,040      89,002      93,990      42,802
   Net assets applicable to shares outstanding                    $  426,068     863,959     932,410     992,956     454,172
                                                                  ==========   =========   =========   =========   =========
   Net asset value                                                $    10.31       10.40       10.48       10.56       10.61
                                                                  ==========   =========   =========   =========   =========

                 See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                          STATE FARM MUTUAL FUND TRUST
                            STATEMENTS OF OPERATIONS
                       Six months ended June 30, 2003 (a)
                                  (Unaudited)

                                                                Equity      Small Cap    International
                                                                 Fund      Equity Fund    Equity Fund
                                                             -----------   -----------   -------------
Investment Income: (b)
   Dividends                                                 $ 1,124,532       325,506       656,869
   Interest                                                       37,809        30,175         5,304
   Tax-exempt interest                                                --            --            --
                                                             -----------    ----------    ----------
                                                               1,162,341       355,681       662,173
   Less: foreign withholding taxes                                30,051           965        83,182
      Portfolio expenses of Master Index Portfolios                   --            --            --
                                                             -----------    ----------    ----------
      Total investment income                                  1,132,290       354,716       578,991

Expenses:
   Investment advisory and management fees                       350,324       226,286       157,422
   Distribution fees                                             111,419       111,038        80,612
   Transfer agent fees                                            71,557        65,323        45,546
   Blue sky registration fees                                     17,283        14,724        13,728
   Reports to shareowners                                         14,097         8,885         7,600
   Professional fees                                              10,524        12,908        20,303
   Errors & omissions insurance                                    5,438         4,306         3,109
   Custodian fees                                                  4,404         5,986        57,672
   Trustees' fees                                                  1,593           872           654
   Security valuation fees                                         1,329         2,026         5,231
   ICI dues                                                          737           404           315
   Fidelity bond expense                                             220           122           106
   Administration fees                                                --            --            --
   Index license fees                                                 --            --            --
   Fund accounting expense                                            --            --        32,432
                                                             -----------    ----------    ----------
      Total expenses                                             588,925       452,880       424,730
      Less: expense reimbursement from Manager                     6,456        21,947       101,794
                                                             -----------    ----------    ----------
   Net expenses                                                  582,469       430,933       322,936
                                                             -----------    ----------    ----------

Net investment income                                            549,821       (76,217)      256,055

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments               (1,627)   (4,171,632)   (3,058,278)
   Net realized gain on forward foreign currency contracts            --            --       143,386
   Net realized gain (loss) on foreign currency
      transactions                                                    --            --         6,495
   Net realized gain (loss on future contracts                        --            --            --
   Net unrealized gain (loss) on open futures contracts               --            --            --
   Change in net unrealized appreciation or depreciation
      on investments and foreign currency transactions        10,495,993    13,715,746     5,628,295
                                                             -----------    ----------    ----------
Net realized and unrealized gain (loss) on
   investments                                                10,494,366     9,544,114     2,719,898
                                                             -----------    ----------    ----------
Net change in net assets resulting from operations           $11,044,187     9,467,897     2,975,953
                                                             ===========    ==========    ==========

                                                               S&P 500     Small Cap   International
                                                             Index Fund   Index Fund    Index Fund
                                                             ----------   ----------   -------------
Investment Income: (b)
   Dividends                                                  1,218,186      540,558        927,461
   Interest                                                      70,575       65,903         24,413
   Tax-exempt interest                                               --           --             --
                                                             ----------   ----------     ----------
                                                              1,288,761      606,461        951,874
   Less: foreign withholding taxes                                  391           --        131,203
      Portfolio expenses of Master Index Portfolios              63,562       67,632         65,959
                                                             ----------   ----------     ----------
      Total investment income                                 1,224,808      538,829        754,712

Expenses:
   Investment advisory and management fees                      106,436       94,631         53,964
   Distribution fees                                            258,881      147,810         88,347
   Transfer agent fees                                          162,896       87,903         50,026
   Blue sky registration fees                                    21,093       17,365         15,231
   Reports to shareowners                                        51,899       33,780         14,298
   Professional fees                                             17,482       14,783         15,845
   Errors & omissions insurance                                   7,165        5,212          3,360
   Custodian fees                                                    --           --             --
   Trustees' fees                                                 1,895        1,049            566
   Security valuation fees                                           --           --             --
   ICI dues                                                         692          471            136
   Fidelity bond expense                                            310          223            122
   Administration fees                                            8,417        8,417          8,726
   Index license fees                                             5,050        9,900          9,973
   Fund accounting expense                                       15,385       15,204         14,958
                                                             ----------   ----------     ----------
      Total expenses                                            657,601      436,748        275,552
      Less: expense reimbursement from Manager                   58,533       68,626         50,938
                                                             ----------   ----------     ----------
   Net expenses                                                 599,068      368,122        224,614
                                                             ----------   ----------     ----------

Net investment income                                           625,740      170,707        530,098

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments          (2,110,740)     769,269     (1,014,876)
   Net realized gain on forward foreign currency contracts           --           --             --
   Net realized gain (loss) on foreign currency
      transactions                                                   --           --         22,372
   Net realized gain (loss on future contracts                       --           --         23,822
   Net unrealized gain (loss) on open futures contracts          24,494        3,185          2,736
   Change in net unrealized appreciation or depreciation
      on investments and foreign currency transactions       19,240,962   12,882,777      4,655,473
                                                             ----------   ----------     ----------
Net realized and unrealized gain (loss) on
   investments                                               17,154,716   13,655,231      3,689,527
                                                             ----------   ----------     ----------
Net change in net assets resulting from operations           17,780,456   13,825,938      4,219,625
                                                             ==========   ==========     ==========

(a) The period for the LifePath Funds is from commencement of investment operations May 9, 2003 to June 30, 2003 (unaudited).
(b) Components of investment income for the S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Funds' proportionate income from its Master Portfolio.

                 See accompanying notes to financial statements.

Equity and     Bond      Tax Advantaged   Money Market    LifePath     LifePath 2010   LifePath 2020   LifePath 2030   LifePath 2040
Bond Fund      Fund         Bond Fund         Fund       Income Fund       Fund             Fund           Fund           Fund
----------   ---------   --------------   ------------   -----------   -------------   -------------   -------------   -------------

   849,845          --             --             --         1,914          3,074           4,337           3,963           3,574
     1,532   3,557,883             --        358,053         4,624          3,947           2,833           1,795           1,126
        --          --      1,926,811             --            --             --              --              --              --
 ---------   ---------      ---------        -------        ------         ------          ------          ------         -------
   851,377   3,557,883      1,926,811        358,053         6,538          7,021           7,170           5,758           4,700
        --          --             --             --           103            167             227             216             265
        --          --             --             --         1,229          1,328           1,643           1,037             847
 ---------   ---------      ---------        -------        ------         ------          ------          ------         -------
   851,377   3,557,883      1,926,811        358,053         5,206          5,526           5,300           4,505           3,588


        --      76,939         42,265         28,938           832            938             995             794             668
   188,119     218,085        172,534         50,980           673            813             806             654             556
   114,856     139,762        105,487         66,497           458            515             513             399             342
    15,575      18,828         15,362         16,820           539            539             539             539             539
    11,598       7,030          5,300          4,682         1,663          1,663           1,663           1,663           1,663
     1,730       9,589         10,494          6,903         4,813          4,813           4,813           4,813           4,813
     5,605       6,539          5,244          2,543           103            103             103             103             103
        --       3,504            344          2,043            --             --              --              --              --
     1,438       2,255          1,298            829            --             --              --              --              --
        --       6,779          4,577             --            --             --              --              --              --
       702         956            655            324            --             --              --              --              --
       204         173            115             98             8              8               8               8               8
        --          --             --             --         2,904          2,904           2,904           2,904           2,904
        --          --             --             --            --             --              --              --              --
        --          --             --             --         4,647          4,647           4,647           4,647           4,647
 ---------   ---------      ---------        -------        ------         ------          ------          ------         -------
   339,827          --        363,675        180,657        16,640         16,943          16,991          16,524          16,243
    36,852          --          1,124          5,304        14,467         14,448          14,456          14,472          14,498
 ---------   ---------      ---------        -------        ------         ------          ------          ------         -------
   302,975     490,439        362,551        175,353         2,173          2,495           2,535           2,052           1,745
 ---------   ---------      ---------        -------        ------         ------          ------          ------         -------

   548,402   3,067,444      1,564,260        182,700         3,033          3,031           2,765           2,453           1,843


     5,457      38,272         55,467             --         2,402          1,156          (9,557)           (866)        (26,744)
        --          --             --             --            --             --              --              --              --

        --          --             --             --           104            163              44              51             (23)
        --          --             --             --            --             --              --              --              --
        --          --             --             --            --             --              --              --              --

 5,948,719   2,791,223      2,027,001             --         4,696          6,286           6,465          30,326          77,317
 ---------   ---------      ---------        -------        ------         ------          ------          ------         -------
 5,954,176   2,829,495      2,082,468             --         7,202          7,605          (3,048)         29,511          50,550
 ---------   ---------      ---------        -------        ------         ------          ------          ------         -------
 6,502,578   5,896,939      3,646,728        182,700        10,235         10,636            (283)         31,964          52,393
 =========   =========      =========        =======        ======         ======          ======          ======         =======

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Equity
                                                                                             Fund
                                                                                  --------------------------
Six months ended June 30, 2003 (unaudited) and the year ended December 31, 2002       2003          2002
-------------------------------------------------------------------------------   ------------   -----------
From operations:
   Net investment income                                                          $    549,821       581,076
   Net realized loss                                                                    (1,627)   (4,221,421)
   Change in net unrealized appreciation or depreciation                            10,495,993   (11,137,678)
                                                                                  ------------   -----------
Net change in net assets resulting from operations                                  11,044,187   (14,778,023)

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                                                        21      (137,528)
      Class B Shares                                                                        17       (15,557)
      Institutional Shares                                                                (595)     (423,981)
                                                                                  ------------   -----------
                                                                                          (557)     (577,066)

   Net realized gain:
      Class A Shares                                                                        --            --
      Class B Shares                                                                        --            --
      Institutional Shares                                                                  --            --
                                                                                  ------------   -----------
                                                                                            --            --
Total distributions to shareowners                                                        (557)     (577,066)

From Fund share transactions:
   Proceeds from shares sold                                                        44,614,756    57,640,656
   Reinvestment of distributions                                                            --       576,469
                                                                                  ------------   -----------
                                                                                    44,614,756    58,217,125
   Less payments for shares redeemed                                                 5,138,288     3,479,812
                                                                                  ------------   -----------
Net increase in net assets from Fund share transactions                             39,476,468    54,737,313
                                                                                  ------------   -----------
Total increase (decrease) in net assets                                             50,520,098    39,382,224
                                                                                  ------------   -----------
Net assets:
   Beginning of period                                                              96,961,626    57,579,402
                                                                                  ------------   -----------
   End of period                                                                  $147,481,724    96,961,626
                                                                                  ============   ===========
Including undistributed (distributions in excess of) net investment income        $    555,152         5,888
                                                                                  ============   ===========

                 See accompanying notes to financial statements.

       Small Cap                International               S&P 500                     Small Cap
      Equity Fund                Equity Fund               Index Fund                   Index Fund
------------------------   -----------------------   -------------------------   ------------------------
   2003         2002          2003         2002         2003          2002          2003         2002
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------

   (76,217)     (223,975)     256,055       21,804       625,740       586,993      170,707       218,839
(4,171,632)   (3,144,961)  (2,908,397)  (4,201,964)   (2,110,740)   (5,609,354)     769,269      (856,628)
13,715,746   (11,949,039)   5,628,295   (3,398,335)   19,265,456   (14,449,171)  12,885,962   (13,372,116)
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
 9,467,897   (15,317,975)   2,975,953   (7,578,495)   17,780,456   (19,471,532)  13,825,938   (14,009,905)




        --            --         (106)    (271,222)          382      (397,881)         433        (1,447)
        --            --           80     (185,714)          122      (105,252)          57        (1,148)
        --            --         (202)     (54,123)         (755)      (80,896)        (533)         (166)
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
        --            --         (228)    (511,059)         (251)     (584,029)         (43)       (2,761)


        --            --           --           --            --            --           --      (187,950)
        --            --           --           --            --            --           --      (149,201)
        --            --           --           --            --            --           --       (21,604)
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
        --            --           --           --            --            --           --      (358,755)
        --            --         (228)    (511,059)         (251)     (584,029)         (43)     (361,516)

14,068,988    18,056,642    3,805,468    9,515,399    77,282,283    76,148,199   23,309,746    24,796,541
        --            --           --      509,223            --       582,293           --       360,977
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
14,068,988    18,056,642    3,805,468   10,024,622    77,282,283    76,730,492   23,309,746    25,157,518
 1,645,121     3,881,143      634,372    4,075,842    12,768,185     5,662,222    2,175,315     2,969,704
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
12,423,867    14,175,499    3,171,096    5,948,780    64,514,098    71,068,270   21,134,431    22,187,814
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
21,891,764    (1,142,476)   6,146,821   (2,140,774)   82,294,303    51,012,709   34,960,326     7,816,393
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------


50,287,015    51,429,491   38,548,364   40,689,138   109,571,585    58,558,876   64,691,718    56,875,325
----------   -----------   ----------   ----------   -----------   -----------   ----------   -----------
72,178,779    50,287,015   44,695,185   38,548,364   191,865,888   109,571,585   99,652,044    64,691,718
==========   ===========   ==========   ==========   ===========   ===========   ==========   ===========
   (78,847)           --      225,321      (30,506)      658,161        32,671      353,879       183,215
==========   ===========   ==========   ==========   ===========   ===========   ==========   ===========

               See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        International
                                                                                          Index Fund
                                                                                  ------------------------
Six months ended June 30, 2003 (unaudited) and the year ended December 31, 2002      2003          2002
-------------------------------------------------------------------------------   -----------   ----------
From operations:
   Net investment income                                                          $   530,098      361,103
   Net realized loss                                                                 (968,682)  (2,808,439)
   Change in net unrealized appreciation or depreciation                            4,658,209   (5,319,483)
                                                                                  -----------   ----------
Net change in net assets resulting from operations                                  4,219,625   (7,766,819)

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                                                      160     (224,185)
      Class B Shares                                                                       21     (137,217)
      Institutional Shares                                                               (364)     (45,611)
                                                                                  -----------   ----------
                                                                                         (183)    (407,013)
   Net realized gain:
      Class A Shares                                                                       --           --
      Class B Shares                                                                       --           --
      Institutional Shares                                                                 --           --
                                                                                  -----------   ----------
                                                                                           --           --
Total distributions to shareowners                                                       (183)    (407,013)

From Fund share transactions:
   Proceeds from shares sold                                                        6,366,716   12,038,719
   Reinvestment of distributions                                                           --      406,916
                                                                                  -----------   ----------
                                                                                    6,366,716   12,445,635
   Less payments for shares redeemed                                                  882,450    4,503,899
                                                                                  -----------   ----------
Net increase in net assets from Fund share transactions                             5,484,266    7,941,736
                                                                                  -----------   ----------
Total increase (decrease) in net assets                                             9,703,708     (232,096)
                                                                                  -----------   ----------
Net assets:
   Beginning of period                                                             40,987,511   41,219,607
                                                                                  -----------   ----------
   End of period                                                                  $50,691,219   40,987,511
                                                                                  ===========   ==========
Including undistributed (distributions in excess of)
   net investment income                                                          $   556,452       26,537
                                                                                  ===========   ==========

                 See accompanying notes to financial statements.

       Equity and                    Bond                   Tax Advantaged            Money Market
       Bond Fund                     Fund                     Bond Fund                   Fund
------------------------   -------------------------   -----------------------   -----------------------

    2003         2002          2003          2002         2003         2002         2003         2002
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------

    548,402    1,447,290     3,067,444     4,136,160    1,564,260    2,433,272      182,700      273,632
      5,457       33,952        38,272        51,946       55,467       (2,457)          --           --
  5,948,719   (7,058,935)    2,791,223     3,726,997    2,027,001    4,363,522           --           --
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
  6,502,578   (5,577,693)    5,896,939     7,915,103    3,646,728    6,794,337      182,700      273,632




   (359,590)    (913,339)   (1,433,212)   (1,616,830)    (982,096)  (1,367,217)    (151,791)    (220,501)
   (151,325)    (498,001)     (694,387)   (1,008,716)    (579,098)  (1,061,881)      (6,717)     (38,634)
    (27,985)     (33,739)     (939,845)   (1,510,614)      (3,066)      (4,174)     (24,192)     (14,497)
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
   (538,900)  (1,445,079)   (3,067,444)   (4,136,160)  (1,564,260)  (2,433,272)    (182,700)    (273,632)

         --       (3,403)           --       (90,573)          --           --           --           --
         --       (2,334)           --       (51,338)          --           --           --           --
         --         (104)           --       (59,454)          --           --           --           --
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
         --       (5,841)           --      (201,365)          --           --           --           --
   (538,900)  (1,450,920)   (3,067,444)   (4,337,525)  (1,564,260)  (2,433,272)    (182,700)    (273,632)


 27,899,364   38,669,980    73,432,464    60,997,070   19,988,204   14,812,024   59,350,688   50,516,537
    331,688    1,445,495     2,582,143     4,283,771      769,107    2,391,647      164,653      269,538
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
 28,231,052   40,115,475    76,014,607    65,280,841   20,757,311   17,203,671   59,515,341   50,786,075
  5,211,420    4,806,711     9,918,478     7,051,512    3,452,474    1,772,223   32,965,544   22,763,063
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
 23,019,632   35,308,764    66,096,129    58,229,329   17,304,837   15,431,448   26,549,797   28,023,012
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
 28,983,310   28,280,151    68,925,624    61,806,907   19,387,305   19,792,513   26,549,797   28,023,012
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------

 83,430,327   55,150,176   122,988,899    61,181,992   75,781,463   55,988,950   44,242,727   16,219,715
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
112,413,637   83,430,327   191,914,523   122,988,899   95,168,768   75,781,463   70,792,524   44,242,727
===========   ==========   ===========   ===========   ==========   ==========   ==========   ==========

     24,639       15,137            --            --           --           --           --           --
===========   ==========   ===========   ===========   ==========   ==========   ==========   ==========

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 LifePath     LifePath    LifePath     LifePath    LifePath
From inception date May 9, 2003 to June 30, 2003 (unaudited)   Income Fund   2010 Fund    2020 Fund    2030 Fund   2040 Fund
------------------------------------------------------------   -----------   ---------   ----------   ----------   ---------
From operations:
   Net investment income                                       $    3,033        3,031        2,765        2,453       1,843
   Net realized gain (loss)                                         2,506        1,319       (9,513)        (815)    (26,767)
   Change in net unrealized appreciation or depreciation            4,696        6,286        6,465       30,326      77,317
                                                               ----------    ---------   ----------   ----------   ---------
Net change in net assets resulting from operations                 10,235       10,636         (283)      31,964      52,393

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                               (2,375)          --           --           --          --
      Class B Shares                                                 (391)          --           --           --          --
      Institutional Shares                                           (444)          --           --           --          --
                                                               ----------    ---------   ----------   ----------   ---------
                                                                   (3,210)          --           --           --          --
   Net realized gain:
      Class A Shares                                                   --           --           --           --          --
      Class B Shares                                                   --           --           --           --          --
      Institutional Shares                                             --           --           --           --          --
                                                               ----------    ---------   ----------   ----------   ---------
                                                                       --           --           --           --          --
Total distributions to shareowners                                 (3,210)          --           --           --          --

From Fund share transactions:
   Proceeds from shares sold                                    4,627,061    4,959,074    6,517,746    3,176,665   1,970,408
   Reinvestment of distributions                                    2,069           --           --           --          --
                                                               ----------    ---------   ----------   ----------   ---------
                                                                4,629,130    4,959,074    6,517,746    3,176,665   1,970,408
   Less payments for shares redeemed                               44,169        8,641        1,966        3,239       2,437
                                                               ----------    ---------   ----------   ----------   ---------
Net increase (decrease) in net assets from Fund share
   transactions                                                 4,584,961    4,950,433    6,515,780    3,173,426   1,967,971
                                                               ----------    ---------   ----------   ----------   ---------
Total increase in net assets                                    4,591,986    4,961,069    6,515,497    3,205,390   2,020,364
                                                               ----------    ---------   ----------   ----------   ---------
Net assets:
   Beginning of period                                                 --           --           --           --          --
                                                               ----------    ---------   ----------   ----------   ---------
   End of period                                               $4,591,986    4,961,069    6,514,497    3,205,390   2,020,364
                                                               ==========    =========   ==========   ==========   =========
Including undistributed (distributions in excess of)
   net investment income                                       $     (177)       3,031        2,765        2,453       1,843
                                                               ==========    =========   ==========   ==========   =========

                 See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                          STATE FARM MUTUAL FUND TRUST

                          NOTES TO FINANCIAL STATEMENTS

1.   Objective

State Farm Mutual Fund Trust (the "Trust") has 15 separate investment portfolios (the "Funds"). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the "Equity Fund") seeks long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the "Small Cap Equity Fund") seeks long-term growth of capital. The Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The State Farm International Equity Fund (the "International Equity Fund") seeks long-term growth of capital. The Fund invests its assets primarily in common stocks of companies located in 16 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australasia New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the "S&P 500 Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor's 500 Stock Index (the "S&P 500(R) Index")/1/. The Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000(R) Index")/2/. The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the Russell 2000 Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives.

The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and

Far East Free Index ("EAFE(R) Free Index")/3/. The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives.

The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income. The Fund invests substantially all of its assets in shares of the Equity Fund and Bond Fund.

The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities.

(1) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

(2) The Russell 2000(R) Index is a trademark/service mark, and Russell(TM) is a trademark, of the Frank Russell Company. The State Farm Small Cap Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes norepresentation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE(R) Free Index is a trademark/service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the "Trust"). The State Farm International Index Fund (the "Fund", based on the EAFE(R) Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

                          STATE FARM MUTUAL FUND TRUST

The State Farm Tax Advantaged Bond Fund (the "Tax Advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund normally invests so that either (1) 80% or more of the Fund's net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund's net assets is invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The State Farm LifePath(R) Income Fund (the "LifePath Income Fund"/4/) is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010(R) Fund (the "LifePath 2010 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020(R) Fund (the "LifePath 2020 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030(R) Fund (the "LifePath 2030 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040(R) Fund (the "LifePath 2040 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Fund's name approaches, except for the LifePath Retirement Master Portfolio that is already in its most conservative phase.

2.   Significant accounting policies

Security valuation

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. The securities of the Money Market Fund and short-term securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis which approximates fair value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective Fund. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

(4) LifePath(R) and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

                          STATE FARM MUTUAL FUND TRUST

Multi-class fund structure

The Funds offer multiple classes of shares. Institutional shares are offered to institutional investors including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge and have lower ongoing expenses than the other classes. The Financial Highlights for the Institutional shares are included in this report. The information related to the Class A and Class B shares are included in a separate report.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of settled shares outstanding for the Fixed Income Funds and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to their relative net assets.

Fund share valuation

The offering price of the Institutional shares of each Fund is its Net Asset Value ("NAV"). A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and the LifePath 2040 "Feeder Funds") are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Feeder Funds invest substantially all of their assets in the Master Portfolios as detailed below:

=========================================================================================================
                                                                             % ownership interest
Feeder Fund                      Invests in Master Portfolio       held by the Feeder Funds at 06/30/2003
-----------                -------------------------------------   --------------------------------------
S&P 500 Index Fund         S&P 500 Index Master Portfolio                           6.7%

Small Cap Index Fund       Russell 2000 Index Master  Portfolio                    84.1%

International Index Fund   International Index Master  Portfolio                   45.4%

LifePath Income Fund       LifePath Retirement Master  Portfolio                    7.1%

LifePath 2010 Fund         LifePath 2010 Master Portfolio                           2.9%

LifePath 2020 Fund         LifePath 2020 Master Portfolio                           1.9%

LifePath 2030 Fund         LifePath 2030 Master Portfolio                           2.3%

LifePath 2040 Fund         LifePath 2040 Master Portfolio                           2.1%
=========================================================================================================

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes.

The financial statements of each Master Portfolio, which are prepared by Barclays Global Investors, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with each Feeder Funds' financial statements.

Each Feeder Fund records its investment in their Master Portfolio at fair value which represents each Feeder Fund's proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio financial statements included elsewhere in this report.

                          STATE FARM MUTUAL FUND TRUST

Each Feeder Fund records daily its proportionate share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

=======================================================================================================================
                               Cost of Investments     Gross Unrealized   Gross Unrealized         Net Unrealized
Fund                        for Federal Tax Purposes     Appreciation      (Depreciation)    Appreciation(Depreciation)
----                        ------------------------   ----------------   ----------------   --------------------------
Equity Fund                      $158,837,225             $5,244,832        $(15,288,557)           $(10,043,725)

Small Cap Equity Fund              71,667,514              9,129,944          (8,466,365)                663,579

International Equity Fund          52,323,804              2,746,263         (10,431,503)             (7,685,240)

Equity and Bond Fund              118,570,372              2,384,130          (8,794,650)             (6,410,520)

Bond Fund                         183,789,965              9,082,814          (1,046,145)              8,036,669

Tax Advantaged Bond Fund           86,870,955              7,584,232             (70,323)              7,513,909

Money Market Fund                  70,669,658                     --                  --                      --
=======================================================================================================================

The unrealized appreciation and depreciation information for the Master Investment Portfolio (MIP) can be found in the MIP Notes to Financial Statements.

The Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund, and Money Market Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

The LifePath Income Fund declares and pay dividends quarterly and capital gain distributions, if any, at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures contracts (Feeder Funds), the recognition of net realized losses (Equity, International Equity, S&P 500 Index, and International Index Funds), and foreign currency transactions (International Equity and International Index Funds). As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. In addition, certain reclassifications were made among the components of net assets. These reclassifications had no affect on net investment income, net realized gain or loss, or net assets.

The International Equity Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of ($18,960) and ($2,093) during 2002 and 2001, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2002, was $0.

                          STATE FARM MUTUAL FUND TRUST

The tax character of distributions for the Institutional Class shares were as follows for the year ended December 31, 2002 and 2001 respectively:

=====================================================================================
2002                   Ordinary Income   Long Term Capital Gain   Total Distributions
----                   ---------------   ----------------------   -------------------
Small Cap Index Fund          9,625           12,145                     21,770
Equity & Bond Fund           33,843               --                     33,843
Bond Fund                 1,525,900           44,168                  1,570,068
=====================================================================================

The tax character of distributions for the remaining Funds was the same as the distributions from net investment income and distributions from net realized gain reflected in the Statement of Changes in Net Assets.

================================================================================
2001              Ordinary Income   Long Term Capital Gain   Total Distributions
----              ---------------   ----------------------   -------------------
Bond Fund             292,462                --                    292,462
================================================================================

The tax character of distributions for the remaining Funds was the same as the distributions from net investment income and distributions from net realized gain reflected in the Statement of Changes in Net Assets.

From November 1, 2002 through December 31, 2002, the Small Cap Equity Fund, the International Equity Fund, the S&P 500 Index Fund, and the International Index Fund incurred approximately $1,883,160, $1,149,004, $198,234 and $59,241 of net
realized losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

At December 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

================================================================================
                                                Year of Expiration
                                               --------------------
                                                 2009        2010        Total
                                               --------   ---------   ----------
Equity Fund                                    $ 15,177   4,469,542   $4,484,719
Small Cap Equity Fund                           560,938   1,437,647    1,998,585
International Equity Fund                       648,443   4,360,866    5,009,309
S&P 500 Index Fund                              618,955   3,819,734    4,438,689
Small Cap Index Fund                                 --     890,537      890,537
International Index Fund                        126,308   2,844,045    2,970,353
Tax Advantaged Bond Fund                            328       2,457        2,785
================================================================================

The Equity & Bond Fund had undistributed net realized gains of $41,884 in accordance with federal tax regulations at December 31, 2002.

The undistributed net investment income in accordance with the federal tax regulations at December 31, 2002, for the International Equity Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the International Index Fund was $24,341, $32,579, $157,093 and $45,577 respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities relates to wash sales, forward foreign currency contracts, mark-to-market of PFICs, and reclassification of REIT distributions. For the remaining Funds, the undistributed net investment income in accordance with federal tax regulations at December 31, 2002 was the same as the undistributed net investment income reflected in the Statements of Assets and Liabilities.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates

                          STATE FARM MUTUAL FUND TRUST
on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Feeder Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statements of operations. Additionally, the International Equity and International Index Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3. Transactions with affiliates

Investment Advisory and Management Services Agreement

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates as a specified percentage of average daily net assets:

================================================================================
Equity Fund                              0.60%  Tax Advantaged Bond Fund   0.10%

Small Cap Equity Fund                    0.80%  Money Market Fund          0.10%

International Equity Fund                0.80%  LifePath Income Fund       0.35%

S&P 500 Index Fund                       0.15%  LifePath 2010 Fund         0.35%

Small Cap Index Fund                     0.25%  LifePath 2020 Fund         0.35%

International Index Fund                 0.25%  LifePath 2030 Fund         0.35%

Equity and Bond Fund                     None   LifePath 2040 Fund         0.35%

Bond Fund                                0.10%
================================================================================

The Manager does not receive an investment advisory fee for performing its services for the Equity and Bond Fund. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to the Manager to acquire shares of each Fund in which it invests. Because the underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

The Manager has engaged Capital Guardian as the investment sub-advisor to provide day-to-day portfolio management for the Small Cap Equity Fund and International Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. Capital Guardian's sub advisory fees for managing the respective portfolios are paid by the Manager. No additional advisory fees are charged to the Funds.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to any officers during the six months ended June 30, 2003.

                          STATE FARM MUTUAL FUND TRUST

Expense Limitation Agreements

The Manager has agreed to reimburse the expenses incurred by the Funds that exceed the following annual percentages of such Fund's average daily net assets:

================================================================================
                                                            Institutional Shares
                                                            --------------------
Equity Fund                                                          .70%
Small Cap Equity Fund                                                .90%
International Equity Fund                                           1.00%
S&P 500 Index Fund                                                   .30%
Small Cap Index Fund                                                 .45%
International Index Fund                                             .65%
Equity and Bond Fund                                                  --
Bond Fund                                                            .20%
Tax Advantaged Bond Fund                                             .20%
Money Market Fund                                                    .20%
LifePath Income Fund                                                 .80%
LifePath 2010 Fund                                                   .80%
LifePath 2020 Fund                                                   .80%
LifePath 2030 Fund                                                   .80%
LifePath 2040 Fund                                                   .80%
================================================================================

The Manager has agreed to reimburse all expenses incurred by the Equity and Bond Fund excluding distribution and transfer agent fees. These arrangements are voluntary and may be eliminated by the Manager at any time.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

=========================================================================================
                            Six months ended June 30, 2003   Year ended December 31, 2002
                            ------------------------------   ----------------------------
                                Purchases       Sales            Purchases      Sales
                               -----------   ----------         ----------   ----------
Equity Fund                    $39,319,388    1,170,820         53,178,769    2,271,849
Small Cap Equity Fund           18,086,473    7,803,271         27,301,985   13,624,822
International Equity Fund        4,561,711    2,650,553         16,467,204    8,991,663
Equity and Bond Fund
   Equity Fund                  11,533,642           --         24,813,839           --
   Bond Fund                    11,119,366      150,000         12,725,678    2,100,000
Bond Fund                       74,057,094   12,734,170         62,461,845   11,659,949
Tax Advantaged Bond Fund        16,588,391    1,200,286         18,200,783    4,091,935
=========================================================================================

                          STATE FARM MUTUAL FUND TRUST

5. Foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at June 30, 2003:

==================================================================================================================
Foreign amount        Currency         Contracts       Settlement date        U.S. Dollar   Unrealized gain (loss)
--------------   -------------------   ---------   -----------------------    -----------   ----------------------
     268,199     Australian Dollar         1                    09/05/2003    $  179,287           $  2,275
     795,731     Canadian Dollar           2       07/14/2003 - 07/17/2003       585,151             38,294
   1,060,387     Euro                     10       07/01/2003 - 10/16/2003     1,214,706             77,625
      10,857     Great British Pound       3       07/01/2003 - 07/02/2003        17,916                 13
   1,929,095     Hong Kong Dollar          1                    10/16/2003       247,353              2,013
 152,361,106     Japanese Yen              4       07/17/2003 - 09/30/2003     1,271,702             14,894
     368,213     Swiss Franc               3       07/01/2003 - 07/14/2003       271,903             (4,152)
                                                                                                   --------
                                                                                   Total           $130,962
                                                                                                   ========
==================================================================================================================

6. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2003 (Since inception on May 9, 2003 for all LifePath Funds)

================================================================================================================================
                                    Institutional Class Dollar Amounts                  Institutional Class Share Amounts
                           ---------------------------------------------------  ------------------------------------------------
                              Sales     Reinvestments  Redemptions      Net       Sales    Reinvestments  Redemptions     Net
                           -----------  -------------  -----------  ----------  ---------  -------------  -----------  ---------
Equity Fund                $15,730,483          --        914,469   14,816,014  2,455,185          --        138,698   2,316,487
Small Cap Equity Fund        2,047,240          --        181,397    1,865,843    289,075          --         25,138     263,937
International Equity Fund      591,770          --        118,992      472,778     96,228          --         19,176      77,052
S&P 500 Index Fund           7,113,178          --        495,155    6,618,023  1,043,072          --         72,038     971,034
Small Cap Index Fund         3,139,495          --        182,966    2,956,529    374,934          --         21,378     353,556
International Index Fund       911,781          --         47,010      864,771    141,573          --          7,218     134,355
Equity & Bond Fund           2,129,305      26,334        134,261    2,021,378    261,008       3,062         16,513     247,557
Bond Fund                   14,716,704     937,423        830,069   14,824,058  1,365,249      86,673         76,379   1,375,543
Tax Advantaged Bond Fund       160,609       1,392        120,147       41,854     14,512         125         10,858       3,779
Money Market Fund            6,655,283      23,471      2,498,394    4,180,360  6,655,283      23,471      2,498,394   4,180,360
LifePath Income Fund           416,160          77             --      416,237     41,333           7             --      41,340
LifePath 2010 Fund             855,754          --             --      855,754     83,040          --             --      83,040
LifePath 2020 Fund             918,702          --             --      918,702     89,002          --             --      89,002
LifePath 2030 Fund             981,195          --          1,011      980,184     94,085          --             95      93,990
LifePath 2040 Fund             434,988          --             --      434,988     42,802          --             --      42,802
================================================================================================================================

                          STATE FARM MUTUAL FUND TRUST

Year ended December 31, 2002

================================================================================================================================
                                    Institutional Class Dollar Amounts                  Institutional Class Share Amounts
                           ---------------------------------------------------  ------------------------------------------------
                              Sales     Reinvestments  Redemptions      Net       Sales    Reinvestments  Redemptions     Net
                           -----------  -------------  -----------  ----------  ---------  -------------  -----------  ---------
Equity Fund                $26,513,502       423,744      119,021   26,818,225  3,828,497      66,522        18,971    3,876,048
Small Cap Equity Fund        4,345,655            --       71,223    4,274,432    480,007          --         9,966      470,041
International Equity Fund    3,268,798        52,465       20,760    3,300,503    425,481       8,394         3,179      430,696
S&P 500 Index Fund           9,788,280        80,620      228,387    9,640,513  1,272,809      12,123        36,136    1,248,796
Small Cap Index Fund         4,848,997        21,605       94,906    4,775,696    489,218       2,643        10,797      481,064
International Index Fund     3,323,874        45,611       20,863    3,348,622    428,096       7,138         3,139      432,095
Equity & Bond Fund           1,559,607        33,446       39,386    1,553,667    186,821       4,132         4,883      186,070
Bond Fund                   13,162,522     1,570,038    2,294,863   12,437,697  1,261,598     149,872       218,057    1,193,413
Tax Advantaged Bond Fund       159,822         4,020       58,669      105,173     15,021         375         5,336       10,060
Money Market Fund            3,355,099        14,414      792,625    2,576,888  3,355,099      14,414       792,625    2,576,888
================================================================================================================================

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                                   Six months ended    Year ended    of investment operations
                                                                     June 30, 2003    December 31,     November 1, 2001 to
                                                                      (Unaudited)         2002          December 31, 2001
                                                                   ----------------   ------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                  $6.38               7.88                7.54

Income from Investment Operations
   Net investment income (a)                                           0.04               0.07                0.02
   Net gain (loss) on investments (both realized and unrealized)       0.51              (1.52)               0.34
                                                                      -----             ------               -----
   Total from investment operations                                    0.55              (1.45)               0.36
                                                                      -----             ------               -----
Less Distributions
   Net investment income                                                 --              (0.05)              (0.02)
                                                                      -----             ------               -----
   Total distributions                                                   --              (0.05)              (0.02)
                                                                      -----             ------               -----
Net asset value, end of period                                        $6.93               6.38                7.88
                                                                      =====             ======               =====
Total Return (b)                                                       8.62%            (18.35)%              4.82%

Ratios/Supplemental Data
Net assets, end of period (millions)                                  $72.0               51.5                33.0

Average net asset ratios assuming expense limitations
   Expenses                                                            0.67%(c)           0.70%               0.70%(c)
   Net investment income                                               1.27%(c)           1.07%               0.85%(c)

Average net asset ratios absent expense limitations
   Expenses                                                            0.67%(c)           0.72%               0.70%(c)
   Net investment income                                               1.27%(c)           1.05%               0.85%(c)

Portfolio turnover rate                                                   2%(c)              3%                  1%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                                   Six months ended   of Investment operations
                                                                     June 30, 2003      February 28, 2002 to
                                                                      (Unaudited)         December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                    $ 7.06                 9.00

Income from Investment Operations
   Net investment income (a)                                              0.01                 0.03
   Net gain (loss) on investments (both realized and unrealized)          1.10                (1.97)
                                                                        ------               ------
   Total from investment operations                                       1.11                (1.94)
                                                                        ------               ------
Less Distributions
   Net investment income                                                    --                   --
                                                                        ------               ------
   Total distributions                                                      --                   --
                                                                        ------               ------
Net asset value, end of period                                          $ 8.17                 7.06
                                                                        ======               ======
Total Return (b)                                                         15.72%              (22.00)%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $  6.0                  6.0

Average net asset ratios assuming expense limitations
   Expenses                                                               0.90%(c)             0.90%(c)
   Net investment income                                                  0.37%(c)             0.40%(c)

Average net asset ratios absent expense limitations
   Expenses                                                               0.97%(c)             0.98%(c)
   Net investment income                                                  0.30%(c)             0.32%(c)

Portfolio turnover rate                                                     30%(c)               29%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                          From commencement
                                                                   Six months ended   of investment operations
                                                                     June 30, 2003      February 28, 2002 to
                                                                      (Unaudited)         December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                     $6.29                   7.34

Income from Investment Operations
   Net investment income (a)                                              0.06                   0.03
   Net gain (loss) on investments (both realized and unrealized)          0.41                  (0.95)
                                                                         -----                 ------
   Total from investment operations                                       0.47                  (0.92)
                                                                         -----                 ------
Less Distributions
   Net investment income                                                    --                  (0.13)
                                                                         -----                 ------
   Total distributions                                                      --                  (0.13)
                                                                         -----                 ------
Net asset value, end of period                                           $6.76                   6.29
                                                                         =====                 ======
Total Return (b)                                                          7.47%                (12.55)%

Ratios/Supplemental Data
Net assets, end of period (millions)                                     $ 3.4                    2.7

Average net asset ratios assuming expense limitations
   Expenses                                                               1.00%(c)               1.00%(c)
   Net investment income                                                  1.98%(c)               0.56%(c)

Average net asset ratios absent expense limitations
   Expenses                                                               1.52%(c)               1.51%(c)
   Net investment income                                                  1.46%(c)               0.05%(c)

Portfolio turnover rate                                                     14%(c)                 24%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                                   Six months ended   of Investment operations
                                                                     June 30, 2003      February 28, 2002 to
                                                                      (Unaudited)         December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                  $ 6.65                   8.35

Income from Investment Operations
   Net investment income (a) (b)                                        0.05                   0.09
   Net gain (loss) on investments (both realized and unrealized)        0.72                  (1.72)
                                                                      ------                 ------
   Total from investment operations                                     0.77                  (1.63)
                                                                      ------                 ------
Less Distributions
   Net investment income                                                  --                  (0.07)
                                                                      ------                 ------
   Total distributions                                                    --                  (0.07)
                                                                      ------                 ------
Net asset value, end of period                                        $ 7.42                   6.65
                                                                      ======                 ======
Total Return (c)                                                       11.58%                (19.57)%

Ratios/Supplemental Data
Net assets, end of period (millions)                                  $ 16.5                    8.3

Average net asset ratios assuming expense limitations
   Expenses (a)                                                         0.30%(d)               0.30%(d)
   Net investment income (a)                                            1.48%(d)               1.48%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                         0.39%(d)               0.35%(d)
   Net investment income (a)                                            1.39%(d)               1.43%(d)

Portfolio turnover rate (e)                                                4%                    12%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.73%, respectively, for the six months ended June 30, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                                   Six months ended   of investment operations
                                                                     June 30, 2003     February 28, 2002 to
                                                                      (Unaudited)        December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                      8.17                 9.95

Income from Investment Operations
   Net investment income (a) (b)                                          0.05                 0.10
   Net gain (loss) on investments (both realized and unrealized)          1.37                (1.83)
                                                                        ------               ------
   Total from investment operations                                       1.42                (1.73)
                                                                        ------               ------
Less Distributions
   Net realized gain                                                        --                (0.05)
                                                                        ------               ------
   Total distributions                                                      --                (0.05)
                                                                        ------               ------
Net asset value, end of period                                          $ 9.59                 8.17
                                                                        ======               ======
Total Return (c)                                                         17.26%              (17.43)%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $  8.0                  3.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                                           0.45%(d)             0.45%(d)
   Net investment income (a)                                              1.08%(d)             1.16%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                           0.68%(d)             0.53%(d)
   Net investment income (a)                                              0.85%(d)             1.08%(d)

Portfolio turnover rate (e)                                                 22%                  28%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10 and 1.42%, respectively, for the six months ended June 30, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                                   Six months ended   of investment operations
                                                                     June 30, 2003      February 28, 2002 to
                                                                      (Unaudited)        December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                    6.44                     7.48

Income from Investment Operations
   Net investment income (a) (b)                                        0.10                     0.08
   Net gain (loss) on investments (both realized and unrealized)        0.50                    (1.01)
                                                                       -----                   ------
   Total from investment operations                                     0.60                    (0.93)
                                                                       -----                   ------
Less Distributions
   Net investment income                                                  --                    (0.11)
                                                                       -----                   ------
   Total distributions                                                    --                    (0.11)
                                                                       -----                   ------
Net asset value, end of period                                         $7.04                     6.44
                                                                       =====                   ======
Total Return (c)                                                        9.32%                  (12.45)%

Ratios/Supplemental Data
Net assets, end of period (millions)                                   $ 4.0                      2.8

Average net asset ratios assuming expense limitations
   Expenses (a)                                                         0.65%(d)                 0.65%(d)
   Net investment income (a)                                            3.14%(d)                 1.33%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                         0.97%(d)                 0.74%(d)
   Net investment income (a)                                            2.82%(d)                 1.24%(d)

Portfolio turnover rate (e)                                                4%                      20%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 3.49%, respectively, for the six months ended June 30, 2003
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                                   Six months ended   of Investment operations
                                                                    June 30, 2003       February 28, 2002 to
                                                                     (Unaudited)         December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                     $8.06                   8.94

Income from Investment Operations
   Net investment income (a)                                              0.07                   0.22
   Net gain (loss) on investments (both realized and unrealized)          0.47                  (0.94)
                                                                         -----                  -----
   Total from investment operations                                       0.54                  (0.72)
                                                                         -----                  -----
Less Distributions
   Net investment income                                                 (0.06)                 (0.16)
                                                                         -----                  -----
   Total distributions                                                   (0.06)                 (0.16)
                                                                         -----                  -----
Net asset value, end of period                                           $8.54                   8.06
                                                                         =====                  =====
Total Return (b)                                                          6.74%                 (7.12)%

Ratios/Supplemental Data
Net assets, end of period (millions)                                     $ 3.7                    1.5

Average net asset ratios assuming expense limitations
   Expenses                                                               0.00%(c)               0.00%
   Net investment income                                                  1.79%(c)               3.33%

Average net asset ratios absent expense limitations
   Expenses                                                               0.11%(c)               0.09%
   Net investment income                                                  1.68%(c)               3.24%

Portfolio turnover rate                                                      0%(c)                  3%

(a) Average shares outstanding for the period were used to calculate net investment income.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                      From commencement
                                                                   Six months ended                of investment operations
                                                                     June 30, 2003    Year ended      November 1, 2001 to
                                                                      (Unaudited)         2002        December 31, 2001
                                                                   ----------------   ----------   ------------------------
Institutional Shares
Net asset value, beginning of period                                    $10.72           10.33               10.73

Income from Investment Operations
   Net investment income (a)                                              0.24            0.56                0.10
   Net gain (loss) on investments (both realized and unrealized)          0.18            0.41               (0.36)
                                                                        ------           -----               -----
   Total from investment operations                                       0.42            0.97               (0.26)
                                                                        ------           -----               -----
Less Distributions
   Net investment income                                                 (0.24)          (0.56)              (0.10)
   Net realized gain                                                        --           (0.02)              (0.04)
                                                                        ------           -----               -----
   Total distributions                                                   (0.24)          (0.58)              (0.14)
                                                                        ------           -----               -----
Net asset value, end of period                                          $10.90           10.72               10.33
                                                                        ======           =====               =====
Total Return (b)                                                          3.96%           9.69%              (2.33)%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $ 51.4            35.8                22.2

Average net asset ratios assuming expense limitations
   Expenses                                                               0.17%(c)        0.20%               0.20%(c)
   Net investment income                                                  4.47%(c)        5.36%               6.16%(c)

Average net asset ratios absent expense limitations
   Expenses                                                               0.17%(c)        0.20%               0.22%(c)
   Net investment income                                                  4.47%(c)        5.36%               6.14%(c)

Portfolio turnover rate                                                     18%(c)          15%                 26%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                                   Six months ended   of Investment operations
                                                                    June 30, 2003       February 28, 2002 to
                                                                     (Unaudited)         December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                     10.98                  10.52

Income from Investment Operations
   Net investment income                                                  0.24                   0.40
   Net gain (loss) on investments (both realized and unrealized)          0.27                   0.46
                                                                        ------                  -----
   Total from investment operations                                       0.51                   0.86
                                                                        ------                  -----
Less Distributions
   Net investment income                                                 (0.24)                 (0.40)
                                                                        ------                  -----
   Total distributions                                                   (0.24)                 (0.40)
                                                                        ------                  -----
Net asset value, end of period                                          $11.25                  10.98
                                                                        ======                  =====
Total Return (a)                                                          4.71%                  8.35%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $  0.2                    0.1

Average net asset ratios assuming expense limitations
   Expenses                                                               0.20%(b)               0.20%(b)
   Net investment income                                                  4.36%(b)               4.49%(b)

Average net asset ratios absent expense limitations
   Expenses                                                               0.22%(b)               0.21%(b)
   Net investment income                                                  4.34%(b)               4.48%(b)

Portfolio turnover rate                                                      3%(b)                  7%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                                   Six months ended   of investment operations
                                                                     June 30, 2003      February 28, 2002 to
                                                                      (Unaudited)         December 31, 2002
                                                                   ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                    1.00                  1.00

Income from Investment Operations
   Net investment income                                                0.01                  0.01
                                                                      ------                 -----
   Total from investment operations                                     0.01                  0.01
                                                                      ------                 -----
Less Distributions
   Net investment income                                               (0.01)                (0.01)
                                                                      ------                 -----
   Total distributions                                                 (0.01)                (0.01)
                                                                      ------                 -----
Net asset value, end of period                                        $ 1.00                  1.00
                                                                      ======                 =====
Total Return (a)                                                        0.52%                 1.28%

Ratios/Supplemental Data
Net assets, end of period (millions)                                  $  6.8                   2.6

Average net asset ratios assuming expense limitations
   Expenses                                                             0.20%(b)              0.20%(b)
   Net investment income                                                1.03%(b)              1.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                                             0.22%(b)              0.27%(b)
   Net investment income                                                1.01%(b)              1.40%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                             From commencement
                                                                         of investment operations
                                                                       May 9, 2003 to June 30, 2003
                                                                                (Unaudited)
                                                                       ----------------------------
Institutional Shares
Net asset value, beginning of period                                             10.00

Income from Investment Operations
   Net investment income (a) (b)                                                  0.03
   Net gain (loss) on investments (both realized and unrealized) (a)              0.29
                                                                                ------
   Total from investment operations                                               0.32
                                                                                ------
Less Distributions
   Net investment income                                                         (0.01)
                                                                                ------
   Total distributions                                                           (0.01)
                                                                                ------
Net asset value, end of period                                                  $10.31
                                                                                ======
Total Return (c)                                                                  3.10%

Ratios/Supplemental Data
Net assets, end of period (millions)                                            $  0.4

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                   0.80%(d)
   Net investment income (a)                                                      1.85%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                   7.88%(d)
   Net investment income (a)                                                     (5.23)%(d)

Portfolio turnover rate (e)                                                         28%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.65%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                             From commencement
                                                                         of Investment operations
                                                                       May 9, 2003 to June 30, 2003
                                                                                (Unaudited)
                                                                       ----------------------------
Institutional Shares
Net asset value, beginning of period                                              10.00

Income from Investment Operations
   Net investment income (a) (b)                                                   0.02
   Net gain (loss) on investments (both realized and unrealized)                   0.38
                                                                                -------
   Total from investment operations                                                0.40
                                                                                -------
Less Distributions
   Net investment income                                                             --
                                                                                -------
   Total distributions                                                               --
                                                                                -------
Net asset value, end of period                                                  $ 10.40
                                                                                =======
Total Return (c)                                                                   4.00%

Ratios/Supplemental Data
Net assets, end of period (millions)                                            $   0.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                    0.80%(d)
   Net investment income (a)                                                       1.71%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                    7.05%(d)
   Net investment income (a)                                                      (4.54)%(d)

Portfolio turnover rate (e)                                                          23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.45%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                             From commencement
                                                                         of Investment operations
                                                                       May 9, 2003 to June 30, 2003
                                                                                (Unaudited)
                                                                       ----------------------------
Institutional Shares
Net asset value, beginning of period                                             10.00

Income from Investment Operations
   Net investment income (a) (b)                                                  0.02
   Net gain (loss) on investments (both realized and unrealized) (a)              0.46
                                                                                ------
   Total from investment operations                                               0.48
                                                                                ------
Less Distributions
   Net investment income                                                            --
                                                                                ------
   Total distributions                                                              --
                                                                                ------
Net asset value, end of period                                                  $10.48
                                                                                ======
Total Return (c)                                                                  4.80%

Ratios/Supplemental Data
Net assets, end of period (millions)                                            $  0.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                   0.80%(d)
   Net investment income (a)                                                      1.45%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                   6.40%(d)
   Net investment income (a)                                                     (4.15)%(d)

Portfolio turnover rate (e)                                                         20%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.21%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                            From commencement
                                                                         of Investment operations
                                                                       May 9, 2003 to June 30, 2003
                                                                              (Unaudited)
                                                                       ----------------------------
Institutional Shares
Net asset value, beginning of period                                             10.00

Income from Investment Operations
   Net investment income (a) (b)                                                  0.01
   Net gain (loss) on investments (both realized and unrealized) (a)              0.55
                                                                                ------
   Total from investment operations                                               0.56
                                                                                ------

Less Distributions
   Net investment income                                                            --
                                                                                ------
   Total distributions                                                              --
                                                                                ------
Net asset value, end of period                                                  $10.56
                                                                                ======
Total Return (c)                                                                  5.60%

Ratios/Supplemental Data
Net assets, end of period (millions)                                            $  1.0

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                   0.80%(d)
   Net investment income (a)                                                      1.57%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                   7.43%(d)
   Net investment income (a) (b)                                                 (5.06)%(d)

Portfolio turnover rate (e)                                                         33%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.07%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                            From commencement
                                                                         of Investment operations
                                                                       May 9, 2003 to June 30, 2003
                                                                               (Unaudited)
                                                                       ----------------------------
Institutional Shares
Net asset value, beginning of period                                             10.00

Income from Investment Operations
   Net investment income (a) (b)                                                  0.02
   Net gain (loss) on investments (both realized and unrealized) (a)              0.59
                                                                                ------
   Total from investment operations                                               0.61
                                                                                ------
Less Distributions
   Net investment income                                                            --
                                                                                ------
   Total distributions                                                              --
                                                                                ------
Net asset value, end of period                                                  $10.61
                                                                                ======
Total Return (c)                                                                  6.10%

Ratios/Supplemental Data
Net assets, end of period (millions)                                            $  0.5

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                   0.80%(d)
   Net investment income (a)                                                      1.45%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                   8.62%(d)
   Net investment income (e)                                                     (6.37)%(d)

Portfolio turnover rate (d)                                                         27%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.03%, respectively, for the six months ended June 30, 2003.
(b) For the period ended June 30, 2003, average shares outstanding for the period were used to calculate net investment income.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio for the six months ended June 30, 2003.

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                          Shares        Value
                                                          -------   ------------
COMMON STOCKS (96.41%)

ADVERTISING (0.20%)
Interpublic Group of Companies Inc.                       119,121   $  1,593,839
Omnicom Group Inc.                                         57,658      4,134,079
                                                                    ------------
                                                                       5,727,918
                                                                    ------------
AEROSPACE / DEFENSE (1.44%)
Boeing Co. (The)                                          257,180      8,826,418
General Dynamics Corp.                                     60,415      4,380,087
Goodrich (B.F.) Co.                                        35,903        753,963
Lockheed Martin Corp.                                     137,751      6,552,815
Northrop Grumman Corp.                                     55,943      4,827,321
Raytheon Co.                                              125,564      4,123,522
Rockwell Collins Inc.                                      54,585      1,344,429
United Technologies Corp.                                 143,177     10,141,227
                                                                    ------------
                                                                      40,949,782
                                                                    ------------
AIRLINES (0.16%)
Delta Air Lines Inc.                                       37,668        552,966
Southwest Airlines Co.                                    238,215      4,097,298
                                                                    ------------
                                                                       4,650,264
                                                                    ------------
APPAREL (0.29%)
Jones Apparel Group Inc. (1)                               39,228      1,147,811
Liz Claiborne Inc.                                         32,812      1,156,623
Nike Inc. Class B                                          80,805      4,322,259
Reebok International Ltd. (1)                              18,116        609,241
VF Corp.                                                   33,123      1,125,188
                                                                    ------------
                                                                       8,361,122
                                                                    ------------
AUTO MANUFACTURERS (0.54%)
Ford Motor Company                                        560,186      6,156,444
General Motors Corp.                                      171,480      6,173,280
Navistar International Corp. (1)                           20,842        680,074
PACCAR Inc.                                                35,546      2,401,488
                                                                    ------------
                                                                      15,411,286
                                                                    ------------
AUTO PARTS & EQUIPMENT (0.10%)
Cooper Tire & Rubber Co.                                   22,440        394,720
Dana Corp.                                                 45,369        524,466
Delphi Corp.                                              171,277      1,478,121
Goodyear Tire & Rubber Co. (The)                           53,469        280,712
Visteon Corp.                                              39,824        273,591
                                                                    ------------
                                                                       2,951,610
                                                                    ------------
BANKS (7.23%)
AmSouth Bancorp                                           107,533      2,348,521
Bank of America Corp.                                     458,317     36,220,793
Bank of New York Co. Inc. (The)                           235,841      6,780,429
Bank One Corp.                                            349,545     12,996,083
BB&T Corp.                                                144,145      4,944,173
Charter One Financial Inc.                                 68,798      2,145,122
Comerica Inc.                                              53,563      2,490,679
Fifth Third Bancorp                                       175,722   $ 10,075,899
First Tennessee National Corp.                             38,613      1,695,497
FleetBoston Financial Corp.                               321,648      9,556,162
Golden West Financial Corp.                                46,728      3,738,707
Huntington Bancshares Inc.                                 70,082      1,368,001
KeyCorp                                                   129,451      3,271,227
Marshall & Ilsley Corp.                                    69,309      2,119,469
Mellon Financial Corp.                                    131,958      3,661,834
National City Corp.                                       187,092      6,119,779
North Fork Bancorp Inc.                                    48,011      1,635,255
Northern Trust Corp.                                       67,500      2,820,825
PNC Financial Services Group                               86,580      4,225,970
Regions Financial Corp.                                    67,915      2,294,169
SouthTrust Corp.                                          104,179      2,833,669
State Street Corp.                                        101,659      4,005,365
SunTrust Banks Inc.                                        85,733      5,087,396
Synovus Financial Corp.                                    92,832      1,995,888
U.S. Bancorp                                              587,241     14,387,404
Union Planters Corp.                                       60,698      1,883,459
Wachovia Corp.                                            411,585     16,446,937
Washington Mutual Inc.                                    284,721     11,758,977
Wells Fargo & Company                                     512,506     25,830,302
Zions Bancorporation                                       27,629      1,398,304
                                                                    ------------
                                                                     206,136,295
                                                                    ------------
BEVERAGES (2.72%)
Anheuser-Busch Companies Inc.                             255,299     13,033,014
Brown-Forman Corp. Class B                                 18,421      1,448,259
Coca-Cola Co. (The)                                       753,625     34,975,736
Coca-Cola Enterprises Inc.                                138,255      2,509,328
Coors (Adolf) Company Class B                              11,097        543,531
Pepsi Bottling Group Inc.                                  84,011      1,681,900
PepsiCo Inc.                                              525,669     23,392,270
                                                                    ------------
                                                                      77,584,038
                                                                    ------------
BIOTECHNOLOGY (1.14%)
Amgen Inc. (1)                                            385,356     25,603,053
Biogen Inc. (1)                                            45,379      1,724,402
Chiron Corp. (1)                                           57,091      2,496,019
Genzyme Corp. - General Division (1)                       65,990      2,758,382
                                                                    ------------
                                                                      32,581,856
                                                                    ------------
BUILDING MATERIALS (0.22%)
American Standard Companies Inc. (1)                       22,008      1,627,051
Masco Corp.                                               145,917      3,480,120
Vulcan Materials Co.                                       31,075      1,151,950
                                                                    ------------
                                                                       6,259,121
                                                                    ------------
CHEMICALS (1.37%)
Air Products & Chemicals Inc.                              69,498      2,891,117
Ashland Inc.                                               20,843        639,463

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                          Shares       Value
                                                        ---------   ------------

COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
Dow Chemical Co. (The)                                    280,049   $  8,670,317
Du Pont (E.I.) de Nemours and Co.                         304,667     12,686,334
Eastman Chemical Co.                                       23,638        748,615
Engelhard Corp.                                            38,636        957,014
Great Lakes Chemical Corp.                                 15,312        312,365
Hercules Inc. (1)                                          33,515        331,798
Monsanto Co.                                               79,924      1,729,555
PPG Industries Inc.                                        51,899      2,633,355
Praxair Inc.                                               49,683      2,985,948
Rohm & Haas Co.                                            67,889      2,106,596
Sherwin-Williams Co. (The)                                 45,019      1,210,111
Sigma-Aldrich Corp.                                        21,732      1,177,440
                                                                    ------------
                                                                      39,080,028
                                                                    ------------
COMMERCIAL SERVICES (1.06%)
Apollo Group Inc. Class A (1)                              53,585      3,309,410
Block (H & R) Inc.                                         54,768      2,368,716
Cendant Corp. (1)                                         311,741      5,711,095
Concord EFS Inc. (1)                                      149,041      2,193,884
Convergys Corp. (1)                                        45,418        726,688
Deluxe Corp.                                               16,972        760,346
Donnelley (R.R.) & Sons Co.                                34,616        904,862
Ecolab Inc.                                                80,351      2,056,986
Equifax Inc.                                               43,238      1,124,188
McKesson Corp.                                             88,651      3,168,387
Monster Worldwide Inc. (1)                                 34,149        673,760
Moody's Corp.                                              45,420      2,394,088
Paychex Inc.                                              115,121      3,374,197
Quintiles Transnational Corp. (1)                          36,106        512,344
Robert Half International Inc. (1)                         52,196        988,592
                                                                    ------------
                                                                      30,267,543
                                                                    ------------
COMPUTERS (5.48%)
Apple Computer Inc. (1)                                   111,789      2,137,406
Cisco Systems Inc. (1)                                  2,147,336     35,839,038
Computer Sciences Corp. (1)                                57,249      2,182,332
Dell Computer Corp. (1)                                   785,781     25,113,561
Electronic Data Systems Corp.                             146,300      3,138,135
EMC Corp. (1)                                             669,325      7,007,833
Gateway Inc. (1)                                           98,834        360,744
Hewlett-Packard Co.                                       933,764     19,889,173
International Business Machines Corp.                     528,619     43,611,067
Lexmark International Inc. (1)                             38,989      2,759,252
NCR Corp. (1)                                              29,289        750,384
Network Appliance Inc. (1)                                103,803      1,682,647
Sun Microsystems Inc. (1)                                 987,804      4,543,898
SunGard Data Systems Inc. (1)                              86,960      2,253,134
Unisys Corp. (1)                                          100,177      1,230,174
Veritas Software Corp. (1)                                126,855      3,636,933
                                                                    ------------
                                                                     156,135,711
                                                                    ------------
COSMETICS / PERSONAL CARE (2.43%)
Alberto-Culver Co. Class B                                 17,924   $    915,916
Avon Products Inc.                                         71,882      4,471,060
Colgate-Palmolive Co.                                     164,578      9,537,295
Gillette Co. (The)                                        312,483      9,955,708
International Flavors & Fragrances Inc.                    28,796        919,456
Kimberly-Clark Corp.                                      155,683      8,117,312
Procter & Gamble Co.                                      396,066     35,321,166
                                                                    ------------
                                                                      69,237,913
                                                                    ------------
DISTRIBUTION / WHOLESALE (0.28%)
Costco Wholesale Corp. (1)                                139,512      5,106,139
Genuine Parts Co.                                          53,156      1,701,524
Grainger (W.W.) Inc.                                       28,008      1,309,654
                                                                    ------------
                                                                       8,117,317
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (9.05%)
American Express Co.                                      396,832     16,591,546
American International Group Inc.                         797,946     44,030,660
Bear Stearns Companies Inc. (The)                          30,292      2,193,747
Capital One Financial Corp.                                69,252      3,405,813
Citigroup Inc.                                          1,574,871     67,404,479
Countrywide Financial Corp.                                39,943      2,778,835
Fannie Mae                                                299,788     20,217,703
Federated Investors Inc. Class B                           33,460        917,473
Franklin Resources Inc.                                    77,612      3,032,301
Freddie Mac                                               210,337     10,678,809
Goldman Sachs Group Inc. (The)                            143,688     12,033,870
Janus Capital Group Inc.                                   73,136      1,199,430
JP Morgan Chase & Co.                                     621,367     21,238,324
Lehman Brothers Holdings Inc.                              74,189      4,932,085
MBNA Corp.                                                390,814      8,144,564
Merrill Lynch & Co. Inc.                                  284,582     13,284,288
Morgan Stanley                                            332,601     14,218,693
Providian Financial Corp. (1)                              88,549        819,964
Schwab (Charles) Corp. (The)                              413,017      4,167,342
SLM Corp.                                                 138,411      5,421,559
T. Rowe Price Group Inc.                                   37,403      1,411,963
                                                                    ------------
                                                                     258,123,448
                                                                    ------------
ELECTRIC (2.58%)
AES Corp. (The) (1)                                       187,264      1,189,126
Allegheny Energy Inc.                                      38,333        323,914
Ameren Corp.                                               49,296      2,173,954
American Electric Power Co. Inc.                          120,800      3,603,464
Calpine Corp. (1)                                         116,439        768,497
CenterPoint Energy Inc.                                    93,327        760,615
Cinergy Corp.                                              53,840      1,980,774
CMS Energy Corp.                                           43,904        355,622
Consolidated Edison Inc.                                   68,279      2,955,115
Constellation Energy Group Inc.                            50,546      1,733,728
Dominion Resources Inc.                                    95,064      6,109,763

                See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
DTE Energy Co.                                              51,359   $ 1,984,512
Duke Energy Corp.                                          275,625     5,498,719
Edison International (1)                                    99,603     1,636,477
Entergy Corp.                                               69,052     3,644,565
Exelon Corp.                                                99,172     5,931,477
FirstEnergy Corp.                                           91,023     3,499,834
FPL Group Inc.                                              56,055     3,747,277
Mirant Corp. (1)                                           123,218       357,332
NiSource Inc.                                               80,268     1,525,092
PG&E Corp. (1)                                             125,120     2,646,288
Pinnacle West Capital Corp.                                 27,887     1,044,368
PPL Corp.                                                   51,541     2,216,263
Progress Energy Inc.                                        73,642     3,232,884
Public Service Enterprise Group Inc.                        69,077     2,918,503
Southern Company                                           220,759     6,878,850
TECO Energy Inc.                                            53,912       646,405
TXU Corp.                                                   98,535     2,212,111
Xcel Energy Inc.                                           121,901     1,833,391
                                                                     -----------
                                                                      73,408,920
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT(0.09%)
American Power Conversion Corp. (1)                         60,049       936,164
Molex Inc.                                                  58,568     1,580,750
Power-One Inc. (1)                                          25,176       180,008
                                                                     -----------
                                                                       2,696,922
                                                                     -----------
ELECTRONICS (0.57%)
Agilent Technologies Inc. (1)                              144,124     2,817,624
Applera Corp. - Applied Biosystems Group                    64,061     1,219,081
Jabil Circuit Inc. (1)                                      60,719     1,341,890
Johnson Controls Inc.                                       27,264     2,333,798
Millipore Corp. (1)                                         14,806       656,942
Parker Hannifin Corp.                                       36,113     1,516,385
PerkinElmer Inc.                                            38,499       531,671
Sanmina-SCI Corp. (1)                                      155,853       983,432
Solectron Corp. (1)                                        253,584       948,404
Symbol Technologies Inc.                                    70,457       916,646
Tektronix Inc. (1)                                          26,077       563,263
Thermo Electron Corp. (1)                                   49,610     1,042,802
Thomas & Betts Corp. (1)                                    17,814       257,412
Waters Corp. (1)                                            38,107     1,110,057
                                                                     -----------
                                                                      16,239,407
                                                                     -----------
ENGINEERING & CONSTRUCTION (0.03%)
Fluor Corp.                                                 24,906       837,838
                                                                     -----------
ENTERTAINMENT (0.09%)
International Game Technology Inc. (1)                      26,117   $ 2,672,553
                                                                     -----------
ENVIRONMENTAL CONTROL (0.18%)
Allied Waste Industries Inc. (1)                            64,160       644,808
Waste Management Inc.                                      181,029     4,360,989
                                                                     -----------
                                                                       5,005,797
                                                                     -----------
FOOD (1.79%)
Albertson's Inc.                                           112,357     2,157,254
Archer-Daniels-Midland Co.                                 197,291     2,539,135
Campbell Soup Co.                                          125,543     3,075,803
ConAgra Foods Inc.                                         164,242     3,876,111
General Mills Inc.                                         113,034     5,358,942
Heinz (H.J.) Co.                                           107,469     3,544,328
Hershey Foods Corp.                                         40,168     2,798,103
Kellogg Co.                                                124,449     4,277,312
Kroger Co. (1)                                             230,989     3,852,897
McCormick & Co. Inc.                                        42,682     1,160,950
Safeway Inc. (1)                                           134,977     2,761,629
Sara Lee Corp.                                             237,891     4,474,730
SUPERVALU Inc.                                              40,877       871,498
Sysco Corp.                                                198,828     5,972,793
Winn-Dixie Stores Inc.                                      42,992       529,232
Wrigley (William Jr.) Co.                                   68,831     3,870,367
                                                                     -----------
                                                                      51,121,084
                                                                     -----------
FOREST PRODUCTS & PAPER (0.52%)
Boise Cascade Corp.                                         17,787       425,109
Georgia-Pacific Corp.                                       76,521     1,450,073
International Paper Co.                                    146,487     5,233,980
Louisiana-Pacific Corp. (1)                                 31,891       345,698
MeadWestvaco Corp.                                          61,258     1,513,073
Plum Creek Timber Co. Inc.                                  56,078     1,455,224
Temple-Inland Inc.                                          16,508       708,358
Weyerhaeuser Co.                                            66,984     3,617,136
                                                                     -----------
                                                                      14,748,651
                                                                     -----------
GAS (0.16%)
KeySpan Corp.                                               48,096     1,705,003
Nicor Inc.                                                  13,438       498,684
Peoples Energy Corp.                                        11,003       471,919
Sempra Energy                                               63,423     1,809,458
                                                                     -----------
                                                                       4,485,064
                                                                     -----------
HAND / MACHINE TOOLS (0.31%)
Black & Decker Corp.                                        23,805     1,034,327
Emerson Electric Co.                                       128,757     6,579,483
Snap-On Inc.                                                17,766       515,747

                See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                           Shares       Value
                                                          -------   ------------
COMMON STOCKS (Cont.)

HAND / MACHINE TOOLS (Cont.)
Stanley Works (The)                                        26,225   $    723,810
                                                                    ------------
                                                                       8,853,367
                                                                    ------------
HEALTH CARE (4.53%)
Aetna Inc.                                                 46,440      2,795,688
Anthem Inc. (1)                                            42,332      3,265,914
Bard (C.R.) Inc.                                           15,906      1,134,257
Bausch & Lomb Inc.                                         16,251        609,412
Baxter International Inc.                                 182,747      4,751,422
Becton, Dickinson & Co.                                    77,894      3,026,182
Biomet Inc.                                                79,022      2,264,771
Boston Scientific Corp. (1)                               125,461      7,665,667
Guidant Corp.                                              94,594      4,199,028
HCA Inc.                                                  156,593      5,017,240
Health Management Associates Inc. Class A                  72,958      1,346,075
Humana Inc. (1)                                            49,345        745,109
Johnson & Johnson                                         908,205     46,954,199
Manor Care Inc. (1)                                        27,645        691,401
Medtronic Inc.                                            373,056     17,895,496
Quest Diagnostics Inc. (1)                                 32,206      2,054,743
St. Jude Medical Inc. (1)                                  55,027      3,164,053
Stryker Corp.                                              60,719      4,212,077
Tenet Healthcare Corp. (1)                                142,922      1,665,041
UnitedHealth Group Inc.                                   181,342      9,112,436
WellPoint Health Networks Inc. (1)                         44,539      3,754,638
Zimmer Holdings Inc. (1)                                   60,076      2,706,424
                                                                    ------------
                                                                     129,031,273
                                                                    ------------
HOME BUILDERS (0.12%)
Centex Corp.                                               19,030      1,480,344
KB Home                                                    14,533        900,755
Pulte Homes Inc.                                           18,720      1,154,275
                                                                    ------------
                                                                       3,535,374
                                                                    ------------
HOME FURNISHINGS (0.11%)
Leggett & Platt Inc.                                       59,145      1,212,473
Maytag Corp.                                               23,920        584,126
Whirlpool Corp.                                            20,968      1,335,662
                                                                    ------------
                                                                       3,132,261
                                                                    ------------
HOUSEHOLD PRODUCTS / WARES (0.35%)
American Greetings Corp. Class A (1)                       20,099        394,744
Avery Dennison Corp.                                       33,775      1,695,505
Clorox Co.                                                 66,370      2,830,681
Fortune Brands Inc.                                        44,509      2,323,370
Newell Rubbermaid Inc.                                     83,845      2,347,660
Tupperware Corp.                                           17,778        255,292
                                                                    ------------
                                                                       9,847,252
                                                                    ------------
INSURANCE (3.07%)
ACE Ltd.                                                   80,946   $  2,775,638
AFLAC Inc.                                                157,141      4,832,086
Allstate Corp. (The)                                      215,318      7,676,087
Ambac Financial Group Inc.                                 32,492      2,152,595
AON Corp.                                                  95,459      2,298,653
Chubb Corp.                                                56,611      3,396,660
CIGNA Corp.                                                42,866      2,012,130
Cincinnati Financial Corp.                                 49,146      1,822,825
Hancock (John) Financial Services Inc.                     88,371      2,715,641
Hartford Financial Services Group Inc.                     85,583      4,309,960
Jefferson-Pilot Corp.                                      43,539      1,805,127
Lincoln National Corp.                                     54,268      1,933,569
Loews Corp.                                                56,690      2,680,870
Marsh & McLennan Companies Inc.                           163,846      8,367,615
MBIA Inc.                                                  44,067      2,148,266
MetLife Inc.                                              232,514      6,584,796
MGIC Investment Corp.                                      30,249      1,410,813
Principal Financial Group Inc.                            100,096      3,228,096
Progressive Corp. (The)                                    66,572      4,866,413
Prudential Financial Inc.                                 168,246      5,661,478
SAFECO Corp.                                               42,303      1,492,450
St. Paul Companies Inc.                                    69,592      2,540,804
Torchmark Corp.                                            35,586      1,325,579
Travelers Property Casualty Corp. Class B                 307,822      4,854,353
UNUMProvident Corp.                                        87,937      1,179,235
XL Capital Ltd. Class A                                    41,775      3,467,325
                                                                    ------------
                                                                      87,539,064
                                                                    ------------
IRON / STEEL (0.06%)
Allegheny Technologies Inc.                                24,504        161,726
Nucor Corp.                                                23,929      1,168,932
United States Steel Corp.                                  31,489        515,475
                                                                    ------------
                                                                       1,846,133
                                                                    ------------
LEISURE TIME (0.41%)
Brunswick Corp.                                            27,575        689,927
Carnival Corp.                                            192,264      6,250,503
Harley-Davidson Inc.                                       92,485      3,686,452
Sabre Holdings Corp.                                       43,788      1,079,374
                                                                    ------------
                                                                      11,706,256
                                                                    ------------
LODGING (0.26%)
Harrah's Entertainment Inc. (1)                            33,620      1,352,869
Hilton Hotels Corp.                                       115,183      1,473,191
Marriott International Inc. Class A                        71,007      2,728,089
Starwood Hotels & Resorts Worldwide Inc.                   61,339      1,753,682
                                                                    ------------
                                                                       7,307,831
                                                                    ------------

                See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                         Shares         Value
                                                        ---------   ------------
COMMON STOCKS (Cont.)

MACHINERY (0.54%)
Caterpillar Inc.                                          105,356   $  5,864,115
Cummins Inc.                                               12,668        454,655
Deere & Co.                                                73,208      3,345,606
Dover Corp.                                                61,922      1,855,183
Ingersoll-Rand Co. Class A                                 51,795      2,450,939
McDermott International Inc. (1)                           19,820        125,461
Rockwell Automation Inc.                                   56,807      1,354,279
                                                                    ------------
                                                                      15,450,238
                                                                    ------------
MANUFACTURERS (4.95%)
Cooper Industries Ltd.                                     28,539      1,178,661
Crane Co.                                                  18,084        409,241
Danaher Corp.                                              46,736      3,180,385
Eastman Kodak Co.                                          87,741      2,399,716
Eaton Corp.                                                22,808      1,792,937
General Electric Co.                                    3,057,452     87,687,723
Honeywell International Inc.                              262,411      7,045,735
Illinois Tool Works Inc.                                   94,073      6,194,707
ITT Industries Inc.                                        28,090      1,838,771
Pall Corp.                                                 37,664        847,440
Textron Inc.                                               41,402      1,615,506
3M Co.                                                    119,556     15,420,334
Tyco International Ltd.                                   610,833     11,593,610
                                                                    ------------
                                                                     141,204,766
                                                                    ------------
MEDIA (3.82%)
AOL Time Warner Inc. (1)                                1,375,695     22,134,933
Clear Channel Communications Inc. (1)                     187,851      7,963,004
Comcast Corp. Class A (1)                                 688,068     20,765,892
Dow Jones & Co. Inc.                                       24,955      1,073,814
Gannett Co. Inc.                                           82,157      6,310,479
Knight Ridder Inc.                                         24,978      1,721,734
McGraw-Hill Companies Inc. (The)                           58,383      3,619,746
Meredith Corp.                                             15,189        668,316
New York Times Co. Class A                                 46,187      2,101,509
Tribune Co.                                                94,503      4,564,495
Univision Communications Inc. Class A (1)                  70,087      2,130,645
Viacom Inc. Class B (1)                                   537,241     23,455,942
Walt Disney Co. (The)                                     625,007     12,343,888
                                                                    ------------
                                                                     108,854,397
                                                                    ------------
METAL FABRICATE / HARDWARE (0.01%)
Worthington Industries Inc.                                26,211        351,227
                                                                    ------------
MINING (0.45%)
Alcoa Inc.                                                258,536      6,592,668
Freeport-McMoRan Copper & Gold Inc.                        44,434      1,088,633
Newmont Mining Corp.                                      123,008   $  3,992,840
Phelps Dodge Corp. (1)                                     27,218      1,043,538
                                                                    ------------
                                                                      12,717,679
                                                                    ------------
OFFICE / BUSINESS EQUIPMENT (0.19%)
Pitney Bowes Inc.                                          71,726      2,754,996
Xerox Corp. (1)                                           239,090      2,531,963
                                                                    ------------
                                                                       5,286,959
                                                                    ------------
OIL & GAS PRODUCERS (5.04%)
Amerada Hess Corp.                                         27,488      1,351,860
Anadarko Petroleum Corp.                                   76,292      3,392,705
Apache Corp.                                               49,420      3,215,265
Burlington Resources Inc.                                  61,478      3,324,115
ChevronTexaco Corp.                                       326,811     23,595,754
ConocoPhillips                                            207,620     11,377,576
Devon Energy Corp.                                         70,581      3,769,025
EOG Resources Inc.                                         35,121      1,469,463
Exxon Mobil Corp.                                       2,043,444     73,380,074
Kerr-McGee Corp.                                           30,828      1,381,094
Kinder Morgan Inc.                                         37,325      2,039,811
Marathon Oil Corp.                                         94,903      2,500,694
Nabors Industries Ltd. (1)                                 44,528      1,761,082
Noble Corp. (1)                                            40,946      1,404,448
Occidental Petroleum Corp.                                115,990      3,891,465
Rowan Companies Inc. (1)                                   28,598        640,595
Sunoco Inc.                                                23,419        883,833
Transocean Inc. (1)                                        97,775      2,148,117
Unocal Corp.                                               78,897      2,263,555
                                                                    ------------
                                                                     143,790,531
                                                                    ------------
OIL & GAS SERVICES (0.59%)
Baker Hughes Inc.                                         102,960      3,456,367
BJ Services Co. (1)                                        48,324      1,805,385
Halliburton Co.                                           133,688      3,074,824
Schlumberger Ltd.                                         178,107      8,472,550
                                                                    ------------
                                                                      16,809,126
                                                                    ------------
PACKAGING & CONTAINERS (0.13%)
Ball Corp.                                                 17,419        792,739
Bemis Co.                                                  16,219        759,049
Pactiv Corp. (1)                                           48,725        960,370
Sealed Air Corp. (1)                                       25,795      1,229,390
                                                                    ------------
                                                                       3,741,548
                                                                    ------------
PHARMACEUTICALS (8.32%)
Abbott Laboratories                                       477,500     20,895,400
Allergan Inc.                                              39,827      3,070,662
AmerisourceBergen Corp.                                    33,753      2,340,771
Bristol-Myers Squibb Co.                                  592,937     16,098,240
Cardinal Health Inc.                                      136,621      8,784,730

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                          Shares       Value
                                                        ---------   ------------
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Forest Laboratories Inc. (1)                              111,032   $  6,079,002
King Pharmaceuticals Inc. (1)                              73,725      1,088,181
Lilly (Eli) & Co.                                         343,692     23,704,437
MedImmune Inc. (1)                                         77,084      2,803,545
Merck & Co. Inc.                                          685,958     41,534,757
Pfizer Inc.                                             2,415,319     82,483,144
Schering-Plough Corp.                                     449,311      8,357,185
Watson Pharmaceuticals Inc. (1)                            32,737      1,321,593
Wyeth                                                     406,230     18,503,777
                                                                    ------------
                                                                     237,065,424
                                                                    ------------
PIPELINES (0.11%)
Dynegy Inc. Class A                                       113,732        477,674
El Paso Corp.                                             183,276      1,480,870
Williams Companies Inc.                                   158,234      1,250,049
                                                                    ------------
                                                                       3,208,593
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (0.31%)
Apartment Investment & Management Co. Class A              28,708        993,297
Equity Office Properties Trust                            123,302      3,330,387
Equity Residential                                         83,332      2,162,465
Simon Property Group Inc.                                  57,790      2,255,544
                                                                    ------------
                                                                       8,741,693
                                                                    ------------
RETAIL (7.18%)
AutoNation Inc. (1)                                        86,248      1,355,819
AutoZone Inc. (1)                                          27,412      2,082,490
Bed Bath & Beyond Inc. (1)                                 90,305      3,504,737
Best Buy Co. Inc. (1)                                      98,555      4,328,536
Big Lots Inc. (1)                                          35,635        535,950
Circuit City Stores Inc.                                   63,614        559,803
CVS Corp.                                                 120,494      3,377,447
Darden Restaurants Inc.                                    51,640        980,127
Dillards Inc. Class A                                      25,845        348,132
Dollar General Corp.                                      101,955      1,861,698
eBay Inc. (1)                                              97,118     10,117,753
Family Dollar Stores Inc.                                  52,597      2,006,576
Federated Department Stores Inc.                           57,385      2,114,637
Gap Inc. (The)                                            272,389      5,110,018
Home Depot Inc.                                           702,973     23,282,466
Kohls Corp. (1)                                           103,632      5,324,612
Limited Brands Inc.                                       159,860      2,477,830
Lowe's Companies Inc.                                     238,541     10,245,336
May Department Stores Co. (The)                            88,197      1,963,265
McDonald's Corp.                                          389,177      8,585,245
Nordstrom Inc.                                             41,495        809,982
Office Depot Inc. (1)                                      94,427      1,370,136
Penney (J.C.) Co. Inc. (Holding Co.)                       82,228      1,385,542
RadioShack Corp.                                           51,537      1,355,938
Sears, Roebuck and Co.                                     94,046      3,163,707
Staples Inc. (1)                                          148,902      2,732,352
Starbucks Corp. (1)                                       119,425   $  2,928,301
Target Corp.                                              278,589     10,541,808
Tiffany & Co.                                              44,412      1,451,384
TJX Companies Inc.                                        156,322      2,945,106
Toys R Us Inc. (1)                                         65,090        788,891
Walgreen Co.                                              313,507      9,436,561
Wal-Mart Stores Inc.                                    1,339,656     71,899,338
Wendy's International Inc.                                 34,804      1,008,272
Yum! Brands Inc. (1)                                       89,575      2,647,837
                                                                    ------------
                                                                     204,627,632
                                                                    ------------
SEMICONDUCTORS (3.15%)
Advanced Micro Devices Inc. (1)                           105,623        677,043
Altera Corp. (1)                                          117,071      1,919,964
Analog Devices Inc. (1)                                   111,726      3,890,299
Applied Materials Inc. (1)                                506,961      8,040,401
Applied Micro Circuits Corp. (1)                           92,844        561,706
Broadcom Corp. Class A (1)                                 85,644      2,133,392
Intel Corp.                                             1,999,021     41,547,652
KLA-Tencor Corp. (1)                                       58,197      2,705,579
Linear Technology Corp.                                    95,716      3,083,012
LSI Logic Corp. (1)                                       114,644        811,680
Maxim Integrated Products Inc.                             99,292      3,394,793
Micron Technology Inc. (1)                                186,110      2,164,459
National Semiconductor Corp. (1)                           55,765      1,099,686
Novellus Systems Inc. (1)                                  45,831      1,678,377
NVIDIA Corp. (1)                                           48,617      1,118,677
PMC-Sierra Inc. (1)                                        51,603        605,303
QLogic Corp. (1)                                           28,713      1,387,699
Teradyne Inc. (1)                                          56,517        978,309
Texas Instruments Inc.                                    528,964      9,309,766
Xilinx Inc. (1)                                           103,178      2,611,435
                                                                    ------------
                                                                      89,719,232
                                                                    ------------
SOFTWARE (5.30%)
Adobe Systems Inc.                                         70,893      2,273,539
Autodesk Inc.                                              34,262        553,674
Automatic Data Processing Inc.                            183,030      6,197,396
BMC Software Inc. (1)                                      71,398      1,165,929
Citrix Systems Inc. (1)                                    50,701      1,032,272
Computer Associates
International Inc.                                        176,798      3,939,059
Compuware Corp. (1)                                       115,478        666,308
Electronic Arts Inc. (1)                                   44,530      3,294,775
First Data Corp.                                          228,881      9,484,829
Fiserv Inc. (1)                                            59,072      2,103,554
IMS Health Inc.                                            74,512      1,340,471
Intuit Inc. (1)                                            62,843      2,798,399
Mercury Interactive Corp. (1)                              26,090      1,007,335
Microsoft Corp.                                         3,284,408     84,113,689
Novell Inc. (1)                                           112,371        346,103
Oracle Corp. (1)                                        1,604,156     19,281,955

                See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                        Shares        Value
                                                      ---------   --------------
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Parametric Technology Corp. (1)                          80,582   $      245,775
PeopleSoft Inc. (1)                                      96,786        1,702,466
Siebel Systems Inc. (1)                                 149,663        1,427,785
Symantec Corp. (1)                                       45,164        1,980,893
Yahoo! Inc. (1)                                         184,503        6,044,318
                                                                  --------------
                                                                     151,000,524
                                                                  --------------
TELECOMMUNICATION EQUIPMENT (0.86%)
ADC Telecommunications Inc. (1)                         244,884          570,090
Andrew Corp. (1)                                         29,996          275,963
Avaya Inc. (1)                                          116,495          752,558
CIENA Corp. (1)                                         143,902          746,851
Comverse Technology Inc. (1)                             57,503          864,270
JDS Uniphase Corp (1).                                  437,232        1,534,684
Lucent Technologies Inc. (1)                          1,265,077        2,568,106
Motorola Inc.                                           708,304        6,679,307
QUALCOMM Inc.                                           241,465        8,632,374
Scientific-Atlanta Inc.                                  45,695        1,089,369
Tellabs Inc. (1)                                        126,198          829,121
                                                                  --------------
                                                                      24,542,693
                                                                  --------------
TELECOMMUNICATIONS (1.89%)
AT&T Wireless Services Inc. (1)                         829,479        6,810,023
Citizens Communications Co. (1)                          86,627        1,116,622
Corning Inc. (1)                                        387,106        2,860,713
Nextel Communications Inc. Class A (1)                  314,443        5,685,129
Qwest Communications International Inc. (1)             518,419        2,478,043
Sprint Corp. (PCS Group) (1)                            312,903        1,799,192
Verizon Communications Inc.                             841,332       33,190,547
                                                                  --------------
                                                                      53,940,269
                                                                  --------------
TELEPHONE (1.95%)
Alltel Corp.                                             95,202        4,590,640
AT&T Corp.                                              240,476        4,629,163
BellSouth Corp.                                         565,095       15,048,480
CenturyTel Inc.                                          43,751        1,524,722
SBC Communications Inc.                               1,016,351       25,967,768
Sprint Corp. (FON Group)                                274,967        3,959,525
                                                                  --------------
                                                                      55,720,298
                                                                  --------------
TEXTILES (0.07%)
Cintas Corp.                                             52,119        1,847,097
                                                                  --------------
TOBACCO (1.08%)
Altria Group Inc.                                       619,507       28,150,398
R.J. Reynolds Tobacco Holdings Inc.                      25,871          962,660
UST Inc.                                                 51,124   $    1,790,874
                                                                  --------------
                                                                      30,903,932
                                                                  --------------
TOYS / GAMES / HOBBIES (0.12%)
Hasbro Inc.                                              53,038          927,635
Mattel Inc.                                             134,459        2,543,964
                                                                  --------------
                                                                       3,471,599
                                                                  --------------
TRANSPORTATION (1.39%)
Burlington Northern Santa Fe Corp.                      114,098        3,244,947
CSX Corp.                                                65,329        1,965,750
FedEx Corp.                                              91,251        5,660,300
Norfolk Southern Corp.                                  119,193        2,288,506
Union Pacific Corp.                                      77,708        4,508,618
United Parcel Service Inc. Class B                      344,231       21,927,515
                                                                  --------------
                                                                      39,595,636
                                                                  --------------
TRUCKING & LEASING (0.02%)
Ryder System Inc.                                        19,154          490,725
                                                                  --------------
TOTAL COMMON STOCKS
(Cost: $2,840,355,304)                                             2,748,672,117
                                                                  --------------

                                                      Shares or
                                                      principal
                                                        amount         Value
                                                     ------------   ------------
SHORT TERM INSTRUMENTS (8.41%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (2)                           166,375,722   $166,375,722
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares (2)                            24,246,059     24,246,059
BlackRock Temp Cash Money Market Fund (2)               1,222,710      1,222,710
Short Term Investment Co. - Liquid Assets Money
   Market Portfolio (2)                                 6,357,794      6,357,794
Short Term Investment Co. - Prime Money Market
   Portfolio, Institutional Shares (2)                  2,694,007      2,694,007
Abbey National Treasury Services PLC, Time Deposit
   1.38%, 07/01/2003 (2)                             $  1,616,404      1,616,404
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (2)                                1,346,801      1,346,801
   1.17%, 08/15/2003 (2)                                2,020,618      2,020,618
Canadian Imperial Bank of Commerce, Floating Rate
   Note
   1.07%, 10/30/2003 (2)                                1,077,602      1,077,602

                See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                    Shares or
                                                    principal
                                                      amount         Value
                                                   -----------   --------------
SHORT TERM INSTRUMENTS (Cont.)
CC USA Inc., Floating Rate Note
   1.10%, 04/19/2004 (2)                           $ 1,185,304   $    1,185,304
   1.31%, 05/24/2004 (2)                             2,693,737        2,693,737
Dorada Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (2)                             2,693,602        2,693,602
Five Finance Inc., Floating Rate Note
   1.15%, 04/15/2004 (2)                             1,347,003        1,347,003
HBOS Treasury Services PLC, Floating Rate Note,
   1.27%, 06/24/2004 (2)                             2,694,007        2,694,007
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (2)                               538,801          538,801
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (2)                             1,346,936        1,346,936
   1.22%, 04/13/2004 (2)                             1,346,936        1,346,936
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (2)                             1,346,734        1,346,734
   1.08%, 03/29/2004 (2)                             1,347,003        1,347,003
   1.29%, 05/04/2004 (2)                             1,346,936        1,346,936
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (2)                             2,693,872        2,693,872
U.S. Treasury Bill,
   0.85% (3), 09/25/2003 (4)                         9,450,000        9,430,627
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (2)                             1,347,003        1,347,003
   1.14%, 05/17/2004 (2)                             1,616,404        1,616,404
                                                                 --------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $239,934,156)                                                239,932,622
                                                                 --------------
REPURCHASE AGREEMENTS (0.07%)
Bank of America NA Repurchase Agreement,
   dated  06/30/2003, due 07/01/2003, with an
   effective yield of 1.30%. (2)                   $ 1,347,003   $    1,347,003
Merrill Lynch Government Securities Inc.
   Repurchase Agreement, dated 06/30/2003, due
   07/01/2003, with an effective
   yield of 1.38%. (2)                                 538,801          538,801
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $1,885,804)                                                    1,885,804
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES (104.89%)
(Cost $3,082,175,264)                                             2,990,490,543
OTHER ASSETS, NET OF LIABILITIES (-4.89%)                          (139,522,597)
                                                                 --------------
NET ASSETS (100.00%)                                             $2,850,967,946
                                                                 ==============

(1)  Non-income earning securities.
(2) All or a portion of this security represents investments of securities lending collateral.
(3)  Yield to maturity.
(4) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS (92.68%)

ADVERTISING (0.46%)
ADVO Inc. (1)                                                 3,139   $  139,372
APAC Customer Services Inc. (1)                               3,100        7,905
aQuantive, Inc. (1)                                           6,158       64,659
Catalina Marketing Corp. (1)                                  5,570       98,310
Donnelley (R.H.) Corp. (1)                                    3,278      119,549
Grey Global Group Inc.                                          100       77,251
ValueVision Media Inc. Class A (1)                            3,082       42,008
                                                                      ----------
                                                                         549,054
                                                                      ----------
AEROSPACE / DEFENSE (0.65%)
AAR Corp.                                                     4,463       31,509
Curtiss-Wright Corp.                                          1,329       83,993
DRS Technologies Inc. (1)                                     3,413       95,291
Ducommun Inc. (1)                                             1,360       19,176
GenCorp. Inc.                                                 5,225       46,450
HEICO Corp.                                                   2,225       27,145
Integrated Defense Technologies Inc. (1)                      1,885       29,236
MTC Technologies Inc. (1)                                       946       22,193
Orbital Sciences Corp. (1)                                    6,936       50,633
Sequa Corp. Class A (1)                                         957       32,825
Teledyne Technologies Inc. (1)                                4,472       58,583
Titan Corp. (The) (1)                                        12,037      123,861
United Industrial Corp.                                       1,686       27,482
Veridian Corp. (1)                                            3,527      123,057
                                                                      ----------
                                                                         771,434
                                                                      ----------
AGRICULTURE (0.15%)
Delta & Pine Land Co.                                         5,679      124,824
DIMON Inc.                                                    4,995       35,764
Maui Land & Pineapple Co. Inc. (1)                              400        8,992
Seminis Inc. Class A (1)                                      1,900        6,992
                                                                      ----------
                                                                         176,572
                                                                      ----------
AIRLINES (0.96%)
Airtran Holdings Inc. (1)                                     9,845      103,077
Alaska Air Group Inc. (1)                                     3,505       75,182
American West Holdings Corp. Class B (1)                      4,881       33,191
AMR Corp. (1)                                                24,129      265,419
Atlantic Coast Airlines Holdings Inc.(1)                      6,368       85,904
Continental Airlines Inc. Class B (1)                        10,132      151,676
ExpressJet Holdings Inc. (1)                                  4,970       75,047
Frontier Airlines Inc. (1)                                    4,285       38,908
Mesa Air Group Inc. (1)                                       4,335       34,680
Mesaba Holdings Inc. (1)                                      1,200        7,404
Northwest Airlines Corp. (1)                                  9,254      104,478
SkyWest Inc.                                                  8,505      162,105
                                                                      ----------
                                                                       1,137,071
                                                                      ----------
APPAREL (0.60%)
Cherokee Inc. (1)                                               842   $   16,857
Gymboree Corp. (1)                                            4,240       71,147
K-Swiss Inc. Class A                                          1,931       66,658
OshKosh B'Gosh Inc. Class A                                   1,381       37,287
Oxford Industries Inc.                                        1,310       54,391
Phillips-Van Heusen Corp.                                     3,859       52,598
Quiksilver Inc. (1)                                           7,951      131,112
Russell Corp.                                                 4,338       82,422
Skechers U.S.A. Inc. Class A (1)                              2,780       20,572
Stride Rite Corp.                                             5,883       58,595
Unifi Inc. (1)                                                8,618       53,432
Warnaco Group Inc. (The) (1)                                  4,963       66,752
                                                                      ----------
                                                                         711,823
                                                                      ----------
AUTO MANUFACTURERS (0.42%)
A.S.V. Inc. (1)                                                 649        9,398
Aftermarket Technology Corp. (1)                              2,080       21,861
CLARCOR Inc.                                                  3,658      141,016
Dura Automotive Systems Inc. (1)                              2,372       23,269
Oshkosh Truck Corp.                                           2,088      123,860
Raytech Corp. (1)                                             5,975       25,394
Smith (A.O.) Corp.                                            2,807       79,017
Wabash National Corp. (1)                                     4,831       67,779
                                                                      ----------
                                                                         491,594
                                                                      ----------
AUTO PARTS & EQUIPMENT (0.66%)
Bandag Inc.                                                   1,953       72,788
Collins & Aikman Corp. (1)                                    2,548        7,517
Cooper Tire & Rubber Co.                                      9,456      166,331
Goodyear Tire & Rubber Co. (The)                             21,972      115,353
Modine Manufacturing Co.                                      4,665       90,361
Standard Motor Products Inc.                                    600        6,660
Strattec Security Corp. (1)                                     400       21,280
Superior Industries International Inc.                        3,148      131,272
Tenneco Automotive Inc. (1)                                   3,900       14,040
Tower Automotive Inc. (1)                                     7,100       25,986
Visteon Corp.                                                19,713      135,428
                                                                      ----------
                                                                         787,016
                                                                      ----------
BANKS (10.92%)
ABC Bancorp                                                   1,100       15,763
Alabama National Bancorp                                      1,561       75,677
Allegiant Bancorp Inc.                                        2,191       44,368
AMCORE Financial Inc.                                         3,391       78,942
American National Bankshares Inc.                             1,097       29,498
Anchor BanCorp Wisconsin Inc.                                 2,727       65,148
Arrow Financial Corp.                                         1,265       42,213
BancFirst Corp.                                                 514       26,656
BancTrust Financial Group Inc.                                1,716       27,559
Bank Mutual Corp.                                             1,977       64,252
Bank of Granite Corp.                                         1,614       27,519
Bank of the Ozarks Inc.                                         766       29,690

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                  (Unaudited)

                                                               Shares     Value
                                                               ------   --------
COMMON STOCKS (Cont.)

BANKS (Cont.)
BankAtlantic Bancorp Inc. Class A                               6,313   $ 75,062
BankUnited Financial Corp. Class A (1)                          4,319     87,028
Banner Corp.                                                    2,164     44,340
Bay View Capital Corp. (1)                                     10,760     62,193
Berkshire Hills Bancorp Inc.                                    1,293     36,721
Boston Private Financial Holdings Inc.                          3,512     74,033
Brookline Bancorp Inc.                                          8,453    118,342
Bryn Mawr Bank Corp.                                              400     14,828
BSB Bancorp Inc.                                                2,036     50,534
C&F Financial Corp.                                               249      9,773
Camco Financial Corp.                                             806     12,566
Camden National Corp.                                           1,177     32,367
Capital City Bank Group Inc.                                    1,308     47,350
Capital Corporation of the West (1)                               451     11,437
Capitol Bancorp Ltd.                                            1,389     37,642
Cascade Bancorp                                                 3,701     64,138
Cathay Bancorp Inc.                                             2,579    114,972
CB Bancshares Inc.                                              1,060     65,872
CCBT Financial Companies Inc.                                   2,177     52,009
Central Coast Bancorp (1)                                         687     11,521
Central Pacific Financial Corp.                                 2,539     70,330
Century Bancorp Inc. Class A                                      370     11,019
CFS Bancorp Inc.                                                2,297     32,388
Charter Financial Corp.                                           400     11,300
Chemical Financial Corp.                                        3,032     90,354
Chittenden Corp.                                                5,616    153,598
Citizens Banking Corp.                                          6,073    162,574
Citizens First Bancorp Inc.                                     1,579     34,485
Citizens South Banking Corp.                                    1,282     16,974
City Bank                                                       2,273     61,507
City Holding Co.                                                2,708     79,263
CNB Financial Corp.                                               318     14,304
Coastal Bancorp Inc.                                              994     28,249
Coastal Financial Corp.                                         2,992     38,537
CoBiz Inc.                                                      1,537     20,811
Columbia Bancorp                                                  818     19,632
Columbia Banking System Inc.                                    2,220     39,760
Commercial Capital Bancorp Inc. (1)                               716     10,991
Commercial Federal Corp.                                        7,762    164,554
Community Bank System Inc.                                      2,116     80,408
Community Banks Inc.                                            1,535     45,651
Community First Bankshares Inc.                                 5,735    156,565
Community Trust Bancorp Inc.                                    1,681     43,941
Connecticut Bankshares Inc.                                     1,902     74,653
Corus Bankshares Inc.                                           1,563     75,696
CVB Financial Corp.                                             4,541     88,640
Dime Community Bancshares                                       3,166     80,575
East West Bancorp Inc.                                          3,412    123,310
Eastern Virginia Bankshares                                       977     22,422
ESB Financial Corp.                                               702      9,477
EverTrust Financial Group Inc.                                    636     14,622
F&M Bancorp                                                     2,188    107,912
Farmers Capital Bank Corp.                                      1,356     43,338
FFLC Bancorp Inc.                                                 570   $ 14,797
Fidelity Bankshares Inc.                                        2,912     64,938
Financial Institutions Inc.                                     1,343     31,560
First Bancorp North Carolina                                      944     24,459
First Bell Bancorp Inc.                                           556     14,267
First Busey Corp. Class A                                       1,211     29,355
First Charter Corp.                                             4,749     82,633
First Citizens Banc Corp.                                       1,076     27,922
First Citizens BancShares Inc. Class A                            920     92,773
First Commonwealth Financial Corp.                              9,245    119,815
First Community Bancorp                                         1,935     60,314
First Community Bancshares Inc.                                 1,562     54,842
First Defiance Financial Corp.                                  1,277     25,336
First Essex Bancorp Inc.                                        1,191     56,144
First Federal Capital Corp.                                     2,453     48,692
First Financial Bancorp                                         3,990     63,840
First Financial Bankshares Inc.                                 1,854     62,035
First Financial Corp.                                             798     42,214
First Financial Holdings Inc.                                   1,961     53,025
First Indiana Corp.                                             1,331     22,787
First M&F Corp.                                                   614     20,090
First Merchants Corp.                                           1,841     44,755
First National Corp.                                              880     21,701
First Niagara Financial Group Inc.                             10,184    142,169
First Oak Brook Bancshares Class A                                839     27,679
First of Long Island Corp.                                      1,231     49,314
First Place Financial Corp.                                     1,991     34,484
First Republic Bank (1)                                         2,437     64,824
First Sentinel Bancorp Inc.                                     3,608     57,620
1st Source Corp.                                                2,220     41,203
First State Bancorp                                             1,283     35,295
FIRSTFED AMERICA BANCORP INC                                    1,344     46,368
FirstFed Financial Corp. (1)                                    2,495     88,049
Flagstar Bancorp Inc.                                           4,318    105,575
FloridaFirst Bancorp Inc.                                         537     12,813
Flushing Financial Corp.                                        1,618     35,871
FNB Corp.                                                         410     10,176
FNB Corp. - Virginia Shares                                       810     21,927
Franklin Financial Corp.                                          439     13,192
Frontier Financial Corp.                                        2,225     63,212
GA Financial Inc.                                               1,086     27,313
GB&T Bancshares Inc.                                              631     15,333
GBC Bancorp                                                     1,807     69,389
German American Bancorp                                         1,101     19,212
Glacier Bancorp Inc.                                            2,772     68,247
Gold Bancorp Inc.                                               5,239     55,062
Great Southern Bancorp Inc.                                       769     29,637
Greater Bay Bancorp                                             7,897    161,257
Greene County Bancshares Inc.                                     432      9,137
Hancock Holding Co.                                             2,062     97,038
Hanmi Financial Corp.                                             900     15,723
Harbor Florida Bancshares Inc.                                  2,870     68,765
Harleysville National Corp.                                     2,650     71,709

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares    Value
                                                               ------   --------
COMMON STOCKS (Cont.)

BANKS (Cont.)
Hawthorne Financial Corp. (1)                                   1,389   $ 48,143
Heartland Financial USA Inc.                                    1,221     39,316
Heritage Commerce Corp. (1)                                       939     11,446
Heritage Financial Corp.                                          910     19,492
Hudson River Bancorp Inc.                                       2,613     72,955
Humboldt Bancorp                                                1,696     25,372
IBERIABANK Corp.                                                1,060     51,728
IBT Bancorp Inc.                                                  431     21,546
Independent Bank Corp. (Massachusetts)                          1,600     36,144
Independent Bank Corp. (Michigan)                               2,688     69,055
Integra Bank Corp.                                              2,291     39,428
Interchange Financial Services Corp.                            1,296     25,428
International Bancshares Corp.                                      1         27
Irwin Financial Corp.                                           2,899     75,084
ITLA Capital Corp. (1)                                            500     20,215
Klamath First Bancorp Inc.                                      1,034     17,392
Lakeland Bancorp Inc.                                           1,610     25,728
Lakeland Financial Corp.                                          600     18,228
Local Financial Corp. (1)                                       2,360     34,078
LSB Bancshares Inc.                                               900     15,579
Macatawa Bank Corp.                                             1,179     28,402
MAF Bancorp Inc.                                                2,691     99,755
Main Street Banks Inc.                                          1,817     45,970
MainSource Financial Group Inc.                                   859     20,934
Massbank Corp.                                                  1,023     37,002
MB Financial Inc.                                               1,713     68,589
MBT Financial Corp.                                             1,478     25,865
Medallion Financial Corp.                                       1,381      9,681
Mercantile Bank Corp.                                             773     22,077
Merchants Bancshares Inc.                                         700     18,200
Mid-State Bancshares                                            3,036     59,961
Midwest Banc Holdings Inc.                                      1,900     36,898
MutualFirst Financial Inc.                                        624     14,570
Nara Bancorp Inc.                                               1,285     24,415
NASB Financial Inc.                                               464     13,456
National Bankshares Inc.                                          713     28,199
National Penn Bancshares Inc.                                   2,901     81,460
NBC Capital Corp.                                               1,178     29,803
NBT Bancorp Inc.                                                4,714     91,216
Net.B@nk Inc.                                                   7,907    104,056
Northern States Financial Corp.                                   639     18,346
Northwest Bancorp Inc.                                          1,511     24,176
OceanFirst Financial Corp.                                      2,196     53,648
Ocwen Financial Corp. (1)                                       5,681     25,792
Old Point Financial Corp.                                         581     17,029
Old Second Bancorp Inc.                                         1,109     47,521
Omega Financial Corp.                                           1,051     35,944
Oneida Financial Corp.                                            539     12,354
Oriental Financial Group Inc.                                   2,870     73,730
PAB Bankshares Inc.                                             1,359     17,653
Pacific Capital Bancorp                                         5,108    179,035
Pacific Northwest Bancorp                                       2,870     99,761
Pacific Union Bank                                              1,200   $ 16,068
Parkvale Financial Corp.                                          728     17,894
Patriot Bank Corp.                                              1,054     18,961
Peapack-Gladstone Financial Corp.                                 819     26,233
PennFed Financial Services Inc.                                   971     26,945
PennRock Financial Services Corp.                               1,021     27,577
Penns Woods Bancorp Inc.                                          288     12,128
Peoples Bancorp Inc.                                            1,604     40,533
Peoples Holding Co.                                               936     41,418
PFF Bancorp Inc.                                                2,106     81,397
Port Financial Corp.                                            1,016     54,742
PrivateBancorp Inc.                                             1,048     28,579
Prosperity Bancshares Inc.                                      1,493     28,740
Provident Bancorp Inc.                                            300      9,630
Provident Bankshares Corp.                                      3,922     99,658
Provident Financial Holdings Inc.                                 352     10,328
Provident Financial Services Inc.                               6,957    132,531
Quaker City Bancorp Inc. (1)                                      884     36,288
R&G Financial Corp. Class B                                     2,810     83,457
Republic Bancorp Inc.                                           7,383     99,080
Republic Bancorp Inc. Class A                                   1,000     14,830
Republic Bancshares Inc.                                        1,546     38,665
Resource Bankshares Corp.                                         497     17,017
Riggs National Corp.                                            2,448     37,259
Royal Bancshares of Pennsylvania Class A                          636     13,579
S&T Bancorp Inc.                                                3,714    101,875
Sandy Spring Bancorp Inc.                                       2,419     76,440
Santander BanCorp                                               1,618     26,470
Seacoast Banking Corp. of Florida                               1,200     20,448
Second Bancorp Inc.                                             1,100     28,380
Shore Bancshares Inc.                                           1,015     31,211
Silicon Valley Bancshares (1)                                   4,891    116,455
Simmons First National Corp. Class A                            1,740     34,817
Sound Federal Bancorp Inc.                                      1,579     21,617
SoundView Technology Group Inc. (1)                             1,168     11,820
South Financial Group Inc. (The)                                7,173    167,346
Southern Financial Bancorp Inc.                                   535     16,350
Southside Bancshares Inc.                                         845     15,159
Southwest Bancorp Inc.                                            961     26,341
Southwest Bancorp of Texas Inc. (1)                             4,759    154,715
St. Francis Capital Corp.                                         860     25,000
State Bancorp Inc.                                              1,241     24,288
State Financial Services Corp. Class A                            725     16,051
Staten Island Bancorp Inc.                                      8,203    159,794
Sterling Bancorp (New York)                                     2,192     61,135
Sterling Bancshares Inc.                                        5,895     77,107
Sterling Financial Corp. (Pennsylvania)                         2,592     60,264
Sterling Financial Corp. (Washington) (1)                       2,023     49,280
Suffolk Bancorp                                                 1,359     43,760
Summit Bancshares Inc.                                          1,078     25,311
Sun Bancorp Inc. (New Jersey) (1)                                 615     12,238

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS (Cont.)

BANKS (Cont.)
Sun Bancorp Inc. (Pennsylvania)                                949   $    19,151
Superior Financial Corp.                                     1,417        34,008
Susquehanna Bancshares Inc.                                  6,057       141,431
SY Bancorp Inc.                                              1,043        36,891
Texas Regional Bancshares Inc. Class A                       3,598       124,851
TierOne Corp. (1)                                            3,093        60,221
Tompkins Trustco Inc.                                        1,211        54,071
TriCo Bancshares                                               936        23,802
Troy Financial Corp.                                         1,094        29,702
Trust Co. of New Jersey (The)                                2,938        89,021
TrustCo Bank Corp. NY                                       10,228       113,326
UCBH Holdings Inc.                                           5,521       158,342
UMB Financial Corp.                                          2,398       101,675
Umpqua Holdings Corp.                                        4,724        89,709
Union Bankshares Corp.                                         988        27,931
United Community Banks Inc.                                  2,762        68,995
United Community Financial Corp.                             3,859        35,657
United National Bancorp                                      2,822        77,859
United Security Bancshares                                     891        19,370
United Security Bancshares Inc.                                620        27,999
Unizan Financial Corp.                                       2,955        51,919
USB Holding Co. Inc.                                         2,010        35,677
Virginia Financial Group Inc.                                  800        22,400
W Holding Co. Inc.                                           6,642       112,383
Warwick Community Bancorp                                      701        20,504
Washington Trust Bancorp Inc.                                1,936        44,509
Wayne Bancorp Inc.                                           1,180        35,978
Waypoint Financial Corp.                                     4,692        84,644
WesBanco Inc.                                                2,640        64,152
West Bancorporation                                          1,549        27,619
West Coast Bancorp                                           2,031        36,964
Westcorp Inc.                                                2,539        71,092
Western Sierra Bancorp (1)                                     336        11,179
Westfield Financial Inc.                                     1,265        23,795
Willow Grove Bancorp Inc.                                    1,451        24,623
Wintrust Financial Corp.                                     2,654        78,558
WSFS Financial Corp.                                         1,154        44,314
Yardville National Bancorp                                   1,724        33,618
                                                                     -----------
                                                                      12,920,771
                                                                     -----------
BEVERAGES (0.13%)
Boston Beer Co. Inc. Class A (1)                               900        12,960
Coca-Cola Bottling Co. Consolidated                            200        10,920
Farmer Brothers Co.                                            100        33,929
Peet's Coffee & Tea Inc. (1)                                 1,395        24,357
Robert Mondavi Corp. (The) Class A (1)                       1,265        32,017
Standard Commercial Corp.                                    2,394        40,698
                                                                     -----------
                                                                         154,881
                                                                     -----------
BIOTECHNOLOGY (1.37%)
ACLARA BioSciences Inc. (1)                                  1,711         7,238
Alexion Pharmaceuticals Inc. (1)                             3,628   $    61,857
Applera Corp. - Celera Genomics Group (1)                   12,036       124,212
Arena Pharmaceuticals Inc. (1)                               3,140        20,850
Ariad Pharmaceuticals Inc. (1)                               5,247        23,559
Cambrex Corp.                                                3,550        81,721
Ciphergen Biosystems Inc. (1)                                3,171        32,503
CryoLife Inc. (1)                                            2,699        27,935
CuraGen Corp. (1)                                            6,877        38,167
deCODE genetics Inc. (1)                                     5,854        18,264
Diversa Corp. (1)                                            4,661        45,818
Encysive Pharmaceuticals Inc. (1)                            5,883        28,238
Exact Sciences Corp. (1)                                     2,283        25,022
Exelixis Inc. (1)                                            7,180        49,829
Gene Logic Inc. (1)                                          5,345        31,910
Genencor International Inc. (1)                              1,373        22,613
Immunomedics Inc. (1)                                        7,308        46,113
Incyte Corp. (1)                                            11,372        52,766
Integra LifeSciences Holdings Corp.(1)                       3,323        87,661
Kosan Biosciences Inc. (1)                                   2,427        14,319
Lexicon Genetics Inc. (1)                                    5,155        34,590
Maxygen Inc. (1)                                             4,470        49,036
Myriad Genetics Inc. (1)                                     4,419        60,143
Nektar Therapeutics (1)                                      8,888        82,036
Regeneration Technologies Inc. (1)                           2,835        37,677
Regeneron Pharmaceuticals Inc. (1)                           6,172        97,209
Repligen Corp. (1)                                           2,828        14,649
Ribapharm Inc. (1)                                           3,820        24,639
Savient Pharmaceuticals Inc. (1)                             7,813        36,252
Seattle Genetics Inc. (1)                                    1,800         9,270
Sirna Therapeutics Inc. (1)                                    999         8,801
TECHNE Corp. (1)                                             6,397       194,085
Telik Inc. (1)                                               5,005        80,430
Third Wave Technologies Inc. (1)                             1,446         6,507
Transkaryotic Therapies Inc. (1)                             4,340        50,084
                                                                     -----------
                                                                       1,626,003
                                                                     -----------
BUILDING MATERIALS (0.82%)
Aaon Inc. (1)                                                1,578        29,223
Apogee Enterprises Inc.                                      3,110        28,052
Centex Construction Products Inc.                            1,271        50,954
Ceradyne Inc. (1)                                            1,119        20,959
Drew Industries Inc. (1)                                       727        13,231
ElkCorp                                                      3,652        82,170
Genlyte Group Inc. (The) (1)                                 2,090        73,087
Integrated Electrical Services Inc. (1)                      4,816        34,916
Lennox International Inc.                                    6,706        86,306
LSI Industries Inc.                                          1,420        15,762
Lydall Inc. (1)                                              2,328        24,910
Mestek Inc. (1)                                                400         7,200
NCI Building Systems Inc. (1)                                2,875        48,012
Simpson Manufacturing Co. Inc. (1)                           2,385        87,291

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

BUILDING MATERIALS (Cont.)
Texas Industries Inc.                                         3,909   $   93,034
Trex Co. Inc. (1)                                             1,145       44,941
USG Corp. (1)                                                 5,453      103,607
York International Corp.                                      5,525      129,285
                                                                      ----------
                                                                         972,940
                                                                      ----------
CHEMICALS (2.17%)
Aceto Corp.                                                   1,308       24,329
Albemarle Corp.                                               4,576      127,991
Arch Chemicals Inc.                                           3,407       65,074
Cabot Microelectronics Corp. (1)                              2,952      148,987
Calgon Carbon Corp.                                           3,800       21,850
Crompton Corp.                                               16,885      119,039
Ethyl Corp. (1)                                               2,270       22,586
Ferro Corp.                                                   4,961      111,771
Fuller (H.B.) Co.                                             4,299       94,664
Georgia Gulf Corp.                                            3,996       79,121
Grace (W.R.) & Co. (1)                                        8,343       36,793
Great Lakes Chemical Corp.                                    6,002      122,441
Gundle/Slt Environmental Inc. (1)                             1,011       13,770
Hercules Inc. (1)                                            12,999      128,690
IMC Global Inc.                                              14,935      100,214
MacDermid Inc.                                                4,266      112,196
Millennium Chemicals Inc.                                     9,679       92,047
Minerals Technologies Inc.                                    2,805      136,491
Myers Industries Inc.                                         1,900       18,050
NL Industries Inc.                                            1,021       17,357
Octel Corp.                                                   1,180       16,402
Olin Corp.                                                    7,895      135,004
OM Group Inc.                                                 4,395       64,738
OMNOVA Solutions Inc. (1)                                     4,540       18,342
PolyOne Corp.                                                11,691       52,025
Quaker Chemical Corp.                                         1,170       29,308
Raven Industries Inc.                                           579       11,534
Rogers Corp. (1)                                              2,574       85,714
Schulman (A.) Inc.                                            3,900       62,634
Solutia Inc.                                                 11,900       25,942
Spartech Corp.                                                3,520       74,659
Stepan Co.                                                      980       22,148
SurModics Inc. (1)                                            1,931       58,895
Symyx Technologies Inc. (1)                                   4,670       76,214
Valhi Inc.                                                    2,738       26,340
Vertex Pharmaceuticals Inc. (1)                              11,244      164,162
Wellman Inc.                                                  4,692       52,550
                                                                      ----------
                                                                       2,570,072
                                                                      ----------
COAL (0.13%)
Massey Energy Co.                                            10,571      139,009
Westmoreland Coal Co. (1)                                       789       14,352
                                                                      ----------
                                                                         153,361
                                                                      ----------

COMMERCIAL SERVICES (4.29%)
Aaron Rents Inc.                                              2,176   $   56,141
ABM Industries Inc.                                           5,793       89,212
Actuant Corp. Class A (1)                                     1,496       70,791
Administaff Inc. (1)                                          3,006       30,962
Advisory Board Co. (The) (1)                                  1,337       54,175
Albany Molecular Research Inc. (1)                            3,490       52,699
Alderwoods Group Inc. (1)                                     5,000       27,300
AMN Healthcare Services Inc. (1)                              2,570       32,639
Arbitron Inc. (1)                                             4,462      159,293
Armor Holdings Inc. (1)                                       4,136       55,422
Atrix Laboratories Inc. (1)                                   3,978       87,476
Bankrate Inc. (1)                                             1,694       20,531
Blue Rhino Corp. (1)                                          1,605       19,244
Bowne & Co. Inc.                                              5,204       67,808
Bright Horizons Family Solutions Inc. (1)                     1,437       48,226
Brink's Co. (The)                                             8,008      116,677
CDI Corp. (1)                                                 2,211       57,398
Central Parking Corp.                                         3,979       49,180
Charles River Associates Inc. (1)                               800       22,616
Clark Inc. (1)                                                2,738       32,719
Clean Harbors Inc. (1)                                          938        8,939
Coinstar Inc. (1)                                             3,533       66,632
Consolidated Graphics Inc. (1)                                2,467       56,445
Cornell Companies Inc. (1)                                    2,148       32,521
CorVel Corp. (1)                                              1,249       44,964
CoStar Group Inc. (1)                                         2,216       66,170
CPI Corp.                                                     1,330       23,474
Cross Country Healthcare Inc. (1)                             4,135       54,541
Electro Rent Corp. (1)                                        1,700       18,326
Euronet Worldwide Inc. (1)                                    2,828       30,571
Exult Inc. (1)                                                7,455       63,889
First Consulting Group Inc. (1)                               2,000        9,340
FTI Consulting Inc. (1)                                       6,014      150,170
Gartner Inc. Class A (1)                                     12,405       94,030
Gevity HR Inc.                                                1,718       20,307
GSI Commerce Inc. (1)                                         3,252       21,723
Harris Interactive Inc. (1)                                   6,308       41,570
Healthcare Services Group Inc. (1)                            1,000       14,130
Heidrick & Struggles International Inc. (1)                   3,610       45,558
Horizon Offshore Inc. (1)                                     2,566       12,779
Hudson Highland Group Inc. (1)                                1,056       20,075
iDine Rewards Network Inc. (1)                                3,736       51,333
Insurance Auto Auctions Inc. (1)                              2,227       27,971
iPayment Holdings Inc. (1)                                      908       21,674
j2 Global Communications Inc. (1)                             1,328       61,061
Kelly Services Inc. Class A                                   3,016       70,725
Korn/Ferry International (1)                                  7,270       58,887
Kroll Inc. (1)                                                5,289      143,120
Labor Ready Inc. (1)                                          5,795       41,550
Landauer Inc.                                                 1,670       69,856
Learning Tree International Inc. (1)                          2,185       34,152

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
LendingTree Inc. (1)                                          2,722   $   66,635
Mail-Well Inc. (1)                                            2,600        6,552
MAXIMUS Inc. (1)                                              2,725       75,292
McGrath Rentcorp                                              1,200       32,088
Medical Staffing Network Holdings Inc. (1)                      800        5,600
MedQuist Inc. (1)                                             2,339       47,341
Midas Inc. (1)                                                2,481       30,070
Mobile Mini Inc. (1)                                          2,277       37,183
Monro Muffler Brake Inc. (1)                                  1,083       30,606
MPS Group Inc. (1)                                           14,302       98,398
Navigant Consulting Co. (1)                                   6,447       76,397
NetRatings Inc. (1)                                           1,100       10,054
PDI Inc. (1)                                                  1,560       15,850
Petroleum Helicopters Inc. (1)                                1,316       41,520
Pharmacopeia Inc. (1)                                         3,636       29,997
Plexus Corp. (1)                                              7,158       82,532
Pre-Paid Legal Services Inc. (1)                              2,394       58,725
PRG-Schultz International Inc. (1)                            4,903       28,928
Princeton Review Inc. (The) (1)                               1,700       10,030
Quanta Services Inc. (1)                                     11,634       82,601
Rent-Way Inc. (1)                                             2,700       12,555
Resources Connection Inc. (1)                                 3,063       73,083
Right Management Consultants Inc. (1)                         1,988       25,148
Rollins Inc.                                                  3,696       69,670
Roper Industries Inc.                                         4,424      164,573
Roto-Rooter Inc.                                              1,592       60,719
SFBC International Inc. (1)                                     891       16,127
SM&A (1)                                                      2,502       28,273
Sotheby's Holdings Inc. Class A (1)                           7,635       56,804
SOURCECORP Inc. (1)                                           2,270       49,032
Spherion Corp. (1)                                            9,345       64,948
SPS Technologies Inc. (1)                                     1,876       50,727
Stewart Enterprises Inc. Class A (1)                         13,339       57,358
Strayer Education Inc.                                        1,498      119,016
Sylvan Learning Systems Inc. (1)                              5,741      131,124
TeleTech Holdings Inc. (1)                                    4,280       18,104
Trimeris Inc. (1)                                             2,184       99,765
Tyler Technologies Inc. (1)                                   3,400       14,450
United Rentals Inc. (1)                                       7,884      109,509
URS Corp. (1)                                                 3,149       61,280
Volt Information Sciences Inc. (1)                            1,513       20,652
Wackenhut Corrections Corp. (1)                               2,142       29,367
Watson Wyatt & Co. Holdings (1)                               4,945      114,625
Whitman Education Group Inc. (1)                              1,432       21,981
Wireless Facilities Inc. (1)                                  4,967       59,107
World Fuel Services Corp.                                     2,389       58,746
                                                                      ----------
                                                                       5,080,134
                                                                      ----------
COMPUTERS (5.25%)
ActivCard Corp. (1)                                           4,906       46,116
Activision Inc. (1)                                          12,936   $  167,133
Advanced Digital Information Corp. (1)                        9,928       99,181
Advent Software Inc. (1)                                      4,730       79,984
Agile Software Corp. (1)                                      6,561       63,314
ANSYS Inc. (1)                                                2,352       73,147
Anteon International Corp. (1)                                2,689       75,050
Ask Jeeves Inc. (1)                                           5,543       76,216
Aspen Technology Inc. (1)                                     5,650       27,120
autobytel.com Inc. (1)                                        3,701       23,094
BARRA Inc. (1)                                                2,298       82,039
Black Box Corp.                                               2,899      104,944
CACI International Inc. Class A (1)                           4,185      143,545
CCC Information Services Group Inc. (1)                       2,379       34,495
CIBER Inc. (1)                                                8,477       59,509
Computer Network Technology Corp. (1)                         3,921       31,760
Concur Technologies Inc. (1)                                  3,792       38,185
Concurrent Computer Corp. (1)                                 6,000       17,520
Cray Inc. (1)                                                 9,831       77,665
CyberGuard Corp. (1)                                          1,753       12,446
Datastream Systems Inc. (1)                                   2,000       21,180
Dendrite International Inc. (1)                               4,945       63,692
Digimarc Corp. (1)                                            1,778       27,915
Digital River Inc. (1)                                        4,571       88,220
Digitas Inc. (1)                                              1,822        9,037
Dot Hill Systems Corp. (1)                                    4,197       54,981
Drexler Technology Corp. (1)                                  1,665       25,807
DSP Group Inc. (1)                                            4,391       94,538
E.piphany Inc. (1)                                           11,261       57,544
Echelon Corp. (1)                                             4,544       62,571
Eclipsys Corp. (1)                                            5,512       57,545
eCollege.com Inc. (1)                                         1,728       19,837
Electronics For Imaging Inc. (1)                              7,833      158,932
Enterasys Networks Inc. (1)                                  29,543       89,515
Entrust Inc. (1)                                              5,530       16,258
Epicor Software Corp. (1)                                     5,584       33,448
Extreme Networks Inc. (1)                                    15,714       83,284
FalconStor Software Inc. (1)                                  4,120       27,563
Fidelity National Information Solutions Inc. (1)              2,567       66,947
Gateway Inc. (1)                                             31,585      115,285
Group 1 Software Inc. (1)                                     1,197       22,109
Hypercom Corp. (1)                                            5,304       22,012
Hyperion Solutions Corp. (1)                                  5,437      183,553
IDX Systems Corp. (1)                                         2,937       45,582
iGATE Corp. (1)                                               2,200        7,634
InFocus Corp. (1)                                             6,267       29,580
infoUSA Inc. (1)                                              3,195       25,879
Integral Systems Inc. (1)                                     1,527       30,357
InterCept Inc. (1)                                            3,023       25,272
Intergraph Corp. (1)                                          7,409      159,293

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Internet Security Systems Inc. (1)                            5,956   $   86,302
Interwoven Inc. (1)                                          10,500       23,310
Iomega Corp. (1)                                              8,106       85,924
Keynote Systems Inc. (1)                                      3,518       36,869
Komag Inc. (1)                                                3,220       38,093
Kronos Inc. (1)                                               3,141      159,594
Lexar Media Inc. (1)                                          8,350       79,659
Lionbridge Technologies Inc. (1)                              2,828       14,395
LookSmart Ltd. (1)                                            7,000       19,810
Manhattan Associates Inc. (1)                                 3,550       92,193
MAPICS Inc. (1)                                               1,600       13,120
Mentor Graphics Corp. (1)                                    10,348      149,839
MICROS Systems Inc. (1)                                       2,627       86,638
Midway Games Inc. (1)                                         3,758       13,642
Mobius Management Systems Inc. (1)                              967        7,223
MSC.Software Corp. (1)                                        5,049       34,030
MTS Systems Corp.                                             2,550       37,587
Neoware Systems Inc. (1)                                      2,280       34,975
NetScout Systems Inc. (1)                                     1,970       10,579
Network Equipment Technologies Inc. (1)                       3,510       29,554
Nuance Communications Inc. (1)                                4,790       25,866
NYFIX Inc. (1)                                                4,151       26,359
Overland Storage Inc. (1)                                     1,134       23,066
Packeteer Inc. (1)                                            4,484       69,816
Palm Inc. (1)                                                 5,344       86,947
PC-Tel Inc. (1)                                               3,702       43,906
PEC Solutions Inc. (1)                                        1,743       28,062
Pegasus Solutions Inc. (1)                                    4,837       78,601
Pemstar Inc. (1)                                              3,125       13,094
Perot Systems Corp. Class A (1)                              10,600      120,416
Planar Systems Inc. (1)                                       2,720       53,203
Progress Software Corp. (1)                                   4,516       93,617
QAD Inc. (1)                                                  1,570       11,649
Quantum Corp. (1)                                            20,843       84,414
Quest Software Inc. (1)                                       6,334       75,375
Radiant Systems Inc. (1)                                      2,120       14,289
RadiSys Corp. (1)                                             2,596       34,267
Rainbow Technologies Inc. (1)                                 3,449       29,006
Redback Networks Inc. (1)                                    13,400       12,060
Retek Inc. (1)                                                8,196       52,454
Riverstone Networks Inc. (1)                                 12,100       14,278
RSA Security Inc. (1)                                         8,683       93,342
Safeguard Scientifics Inc. (1)                               12,260       33,102
SafeNet Inc. (1)                                              1,318       36,878
Sanchez Computer Associates Inc. (1)                          2,000       10,400
Sapient Corp. (1)                                             8,000       22,160
ScanSoft Inc. (1)                                             8,701       47,246
ScanSource Inc. (1)                                           1,837       49,140
Secure Computing Corp. (1)                                    4,937       43,100
Sigma Designs Inc. (1)                                        2,554       27,736
Silicon Graphics Inc. (1)                                    19,000       21,660
Silicon Storage Technology Inc. (1)                          11,626       48,713
Sonic Solutions Inc. (1)                                      1,797   $   15,490
SonicWALL Inc. (1)                                            7,882       37,834
SRA International Inc. Class A (1)                            1,227       39,264
SS&C Technologies Inc. (1)                                      900       14,355
StorageNetworks Inc. (1)                                      6,700        9,313
Stratasys Inc. (1)                                              727       25,569
Sykes Enterprises Inc. (1)                                    2,200       10,758
Synaptics Inc. (1)                                            2,506       33,731
Syntel Inc. (1)                                                 800       12,584
Systems & Computer Technology Corp. (1)                       4,906       44,154
Take-Two Interactive Software Inc. (1)                        6,182      175,198
Tellium Inc. (1)                                              8,500        7,480
THQ Inc. (1)                                                  6,062      109,116
Tier Technologies Inc. Class B (1)                            1,800       13,950
Transaction Systems Architects Inc. Class A (1)               4,955       44,397
TTM Technologies Inc. (1)                                     1,980        9,286
Turnstone Systems Inc. (1)                                    3,920        9,839
Verity Inc. (1)                                               3,540       44,816
WatchGuard Technologies Inc. (1)                              3,639       16,739
                                                                      ----------
                                                                       6,209,264
                                                                      ----------
COSMETICS / PERSONAL CARE (0.05%)
Chattem Inc. (1)                                              1,762       33,126
Elizabeth Arden Inc. (1)                                      1,860       24,496
Revlon Inc. Class A (1)                                       1,800        5,400
                                                                      ----------
                                                                          63,022
                                                                      ----------

DISTRIBUTION / WHOLESALE (0.68%)
Advanced Energy Industries Inc. (1)                           2,827       40,285
Advanced Marketing Services Inc.                              2,495       32,435
Aviall Inc. (1)                                               2,862       32,541
Building Materials Holdings Corp.                             1,811       26,821
Central European Distribution Corp. (1)                         762       15,347
Handleman Co. (1)                                             4,141       66,256
Hughes Supply Inc.                                            3,738      129,709
Keystone Automotive Industries Inc. (1)                       1,100       20,086
Owens & Minor Inc.                                            5,295      118,343
SCP Pool Corp. (1)                                            2,963      101,927
United Stationers Inc. (1)                                    4,623      167,214
Watsco Inc.                                                   2,656       43,983
WESCO International Inc. (1)                                  1,750       10,500
                                                                      ----------
                                                                         805,447
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES (1.62%)
Accredited Home Lenders Holding Co. (1)                       1,447       28,390
Advanta Corp. Class B                                         2,800       28,168
Affiliated Managers Group Inc. (1)                            3,179      193,760

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
American Home Mortgage Holdings Inc.                          1,712   $   33,521
Century Business Services Inc. (1)                            8,130       26,422
Charter Municipal Mortgage Acceptance Co.                     5,656      107,521
CompuCredit Corp. (1)                                         2,794       33,947
Credit Acceptance Corp. (1)                                   1,600       16,144
Digital Insight Corp. (1)                                     4,617       87,954
DVI Inc. (1)                                                  2,326       10,862
E-LOAN Inc. (1)                                               7,079       41,271
Federal Agricultural Mortgage Corp. (1)                       1,674       37,414
Financial Federal Corp. (1)                                   2,709       66,100
First Albany Companies Inc.                                     800        9,944
Forrester Research Inc. (1)                                   2,359       38,593
Gabelli Asset Management Inc. Class A (1)                     1,062       38,338
Gladstone Capital Corp.                                       1,508       31,110
Investment Technology Group Inc. (1)                          7,210      134,106
Knight Trading Group Inc. (1)                                11,510       71,592
MCG Capital Corp.                                             3,527       51,141
MemberWorks Inc. (1)                                          1,300       25,675
Metris Companies Inc.                                         4,782       26,540
National Processing Inc. (1)                                  1,024       16,466
NCO Group Inc. (1)                                            3,398       60,858
New Century Financial Corp.                                   2,720      118,728
Phoenix Companies Inc.                                       14,675      132,515
Portfolio Recovery Associates Inc. (1)                        1,649       51,432
Resource America Inc. Class A                                 1,820       18,837
S1 Corp. (1)                                                 10,113       40,857
Saxon Capital Inc. (1)                                        3,923       68,182
Seacoast Financial Services Corp.                             3,287       65,083
StarTek Inc. (1)                                              2,132       56,072
SWS Group Inc.                                                2,802       56,460
WFS Financial Inc. (1)                                        1,690       56,632
World Acceptance Corp. (1)                                    2,183       35,539
                                                                      ----------
                                                                       1,916,174
                                                                      ----------
ELECTRIC (1.65%)
Allegheny Energy Inc.                                        17,334      146,472
Avista Corp.                                                  7,844      110,993
Black Hills Corp.                                             4,773      146,531
Central Vermont Public Service Corp.                          1,893       37,008
CH Energy Group Inc.                                          2,626      118,170
Cleco Corp.                                                   7,801      135,113
CMS Energy Corp.                                             20,057      162,462
El Paso Electric Co. (1)                                      7,346       90,576
Empire District Electric Co. (The)                            3,169       68,926
IDACORP Inc.                                                  5,877      154,271
MGE Energy Inc.                                               2,052       64,392
Otter Tail Corp.                                              3,692       99,610
Plug Power Inc. (1)                                           3,974       18,559
PNM Resources Inc.                                            5,935      158,761
Sierra Pacific Resources (1)                                 18,115   $  107,603
UIL Holdings Corp.                                            2,234       90,589
UniSource Energy Corp.                                        4,170       78,396
Westar Energy Inc.                                           10,219      165,854
                                                                      ----------
                                                                       1,954,286
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.26%)
C&D Technologies Inc.                                         3,814       54,769
Encore Wire Corp. (1)                                         1,400       13,300
GrafTech International Ltd. (1)                               8,387       45,709
Medis Technologies Ltd. (1)                                   1,791       12,770
Power-One Inc. (1)                                            9,859       70,492
Wilson Greatbatch Technologies Inc. (1)                       3,047      109,997
                                                                      ----------
                                                                         307,037
                                                                      ----------
ELECTRONICS (4.25%)
Actel Corp. (1)                                               3,844       78,802
Aeroflex Inc. (1)                                             9,753       75,488
Analogic Corp.                                                  980       47,785
Artesyn Technologies Inc. (1)                                 4,625       25,946
Artisan Components Inc. (1)                                   2,853       64,506
ATMI Inc. (1)                                                 4,751      118,632
Barnes Group Inc.                                             1,837       39,973
Bel Fuse Inc. Class B                                         1,602       36,686
Belden Inc.                                                   4,310       68,486
Benchmark Electronics Inc. (1)                                3,667      112,797
Brady Corp. Class A                                           3,365      112,223
Cable Design Technologies Corp. (1)                           7,006       50,093
Checkpoint Systems Inc. (1)                                   5,304       75,052
Coherent Inc. (1)                                             5,336      127,690
Concord Camera Corp. (1)                                      2,600       18,434
CTS Corp.                                                     5,178       54,110
Cubic Corp.                                                   2,257       50,151
Cymer Inc. (1)                                                5,139      162,187
Daktronics Inc. (1)                                           2,127       34,776
Diodes Inc. (1)                                                 424        8,124
Dionex Corp. (1)                                              2,468       98,103
DuPont Photomasks Inc. (1)                                    2,173       40,918
EDO Corp.                                                     2,089       36,975
Electro Scientific Industries Inc. (1)                        5,007       75,906
Emerson Radio Corp. (1)                                       2,017       13,554
Energy Conversion Devices Inc. (1)                            2,084       18,964
ESS Technology Inc. (1)                                       4,451       43,397
Exar Corp. (1)                                                5,834       92,352
Excel Technology Inc. (1)                                     1,100       25,113
Fargo Electronics (1)                                         1,634       15,899
FEI Co. (1)                                                   4,751       89,129
FuelCell Energy Inc. (1)                                      5,675       46,478
General Cable Corp.                                           3,730       20,142
Helix Technology Corp.                                        4,960       65,621
Herley Industries Inc. (1)                                    1,561       26,506

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Hutchinson Technology Inc. (1)                                3,771   $  124,028
II-VI Inc. (1)                                                1,832       42,283
Innovex Inc. (1)                                              2,226       22,483
InVision Technologies Inc. (1)                                2,114       52,533
JNI Corp. (1)                                                 2,996       14,770
Keithley Instruments Inc.                                     2,104       30,403
KEMET Corp. (1)                                              13,145      132,764
Lifeline Systems Inc. (1)                                       645       18,318
Littelfuse Inc. (1)                                           3,703       82,799
Manufacturers Services Ltd. (1)                               4,950       24,007
Mattson Technology Inc. (1)                                   2,400        7,416
Mercury Computer Systems Inc. (1)                             3,533       64,159
Methode Electronics Inc. Class A                              5,873       63,135
Metrologic Instruments Inc. (1)                                 340       11,305
Micrel Inc. (1)                                               8,079       83,941
Microsemi Corp. (1)                                           4,768       76,288
MKS Instruments Inc. (1)                                      4,006       72,388
Molecular Devices Corp. (1)                                   2,495       39,695
Moog Inc. Class A (1)                                         2,320       80,620
Nassda Corp. (1)                                              1,985       15,324
Oak Technology Inc. (1)                                       8,133       50,506
OSI Systems Inc. (1)                                          1,963       31,526
Park Electrochemical Corp.                                    3,462       69,067
Photon Dynamics Inc. (1)                                      2,453       67,776
Photronics Inc. (1)                                           4,780       83,411
Pioneer-Standard Electronics Inc.                             3,945       33,454
Power Integrations Inc. (1)                                   3,857       93,802
Rayovac Corp. (1)                                             5,412       70,085
REMEC Inc. (1)                                                8,815       61,352
Research Frontiers Inc. (1)                                   1,736       24,304
Richardson Electronics Ltd.                                     770        6,237
Rofin-Sinar Technologies Inc. (1)                             1,336       18,784
Rudolph Technologies Inc. (1)                                 1,786       28,505
SBS Technologies Inc. (1)                                     2,278       22,395
Semtech Corp. (1)                                             8,571      122,051
Silicon Image Inc. (1)                                       10,546       58,847
Siliconix Inc. (1)                                            1,492       53,861
Sipex Corp. (1)                                               2,500       12,250
Stoneridge Inc. (1)                                           2,142       29,238
Supertex Inc. (1)                                             1,734       31,854
Sypris Solutions Inc.                                           500        5,165
Technitrol Inc. (1)                                           6,589       99,164
Thomas & Betts Corp. (1)                                      6,999      101,136
Three-Five Systems Inc. (1)                                   3,484       24,040
Trimble Navigation Ltd. (1)                                   4,791      109,858
Triumph Group Inc. (1)                                        2,533       71,355
Universal Display Corp. (1)                                   3,216       28,687
Universal Electronics Inc. (1)                                2,320       29,418
Varian Inc. (1)                                               4,534      157,194
Vicor Corp. (1)                                               2,300       22,080
Watts Industries Inc. Class A                                 2,334       41,662
Woodhead Industries Inc.                                      1,200       15,024
Woodward Governor Co.                                         1,621       69,703
Xicor Inc. (1)                                                3,684   $   23,099
X-Rite Inc.                                                   2,385       23,635
Zoran Corp. (1)                                               4,359       83,736
Zygo Corp. (1)                                                2,576       20,608
                                                                      ----------
                                                                       5,024,526
                                                                      ----------
ENERGY & RELATED (0.08%)
Headwaters Inc. (1)                                           4,400       64,636
KCS Energy Inc. (1)                                           5,351       28,842
                                                                      ----------
                                                                          93,478
                                                                      ----------
ENERGY - ALTERNATE SOURCES (0.01%)
KFx Inc. (1)                                                  3,030       11,756
                                                                      ----------
ENGINEERING & CONSTRUCTION (0.25%)
EMCOR Group Inc. (1)                                          2,100      103,656
Granite Construction Inc.                                     5,080       97,333
Perini Corp. (1)                                              1,611       12,807
Washington Group International Inc. (1)                       3,610       79,276
                                                                      ----------
                                                                         293,072
                                                                      ----------
ENTERTAINMENT (1.15%)
Alliance Gaming Corp. (1)                                     7,473      141,314
AMC Entertainment Inc. (1)                                    5,648       64,613
Ameristar Casinos Inc. (1)                                    1,554       33,178
Argosy Gaming Co. (1)                                         3,754       78,496
Churchill Downs Inc.                                            983       37,659
Dover Downs Gaming & Entertainment Inc.                       1,261       11,664
Dover Motorsports Inc.                                        1,230        5,043
4Kids Entertainment Inc. (1)                                  1,945       36,177
Gaylord Entertainment Co. (1)                                 2,949       57,712
Hollywood Entertainment Corp. (1)                             7,738      133,094
Isle of Capri Casinos Inc. (1)                                1,800       29,754
Macrovision Corp. (1)                                         6,701      133,484
Magna Entertainment Corp. Class A (1)                         5,610       28,050
Martha Stewart Living Omnimedia Inc. Class A (1)              2,312       21,710
MTR Gaming Group Inc. (1)                                     2,745       21,191
NetFlix Inc. (1)                                              1,642       41,953
Penn National Gaming Inc. (1)                                 4,382       90,050
Pinnacle Entertainment Inc. (1)                               3,919       26,649
Scientific Games Corp. Class A (1)                            7,348       69,071
Shuffle Master Inc. (1)                                       2,449       71,976
Six Flags Inc. (1)                                           13,672       92,696
Speedway Motorsports Inc.                                     2,627       70,404
Vail Resorts Inc. (1)                                         2,922       39,359
World Wrestling Entertainment Inc.                            1,967       20,240
                                                                      ----------
                                                                       1,355,537
                                                                      ----------

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

ENVIRONMENTAL CONTROL (0.37%)
Casella Waste Systems Inc. Class A (1)                        2,973   $   26,846
Ionics Inc. (1)                                               2,630       58,833
Mine Safety Appliances Co.                                    1,211       52,824
Tetra Tech Inc. (1)                                           7,632      130,736
TRC Companies Inc. (1)                                        1,931       28,502
Waste Connections Inc. (1)                                    3,940      138,097
                                                                      ----------
                                                                         435,838
                                                                      ----------
FOOD (2.20%)
American Italian Pasta Co. Class A (1)                        2,338       97,378
Arden Group Inc. Class A (1)                                    237       13,983
CEC Entertainment Inc. (1)                                    3,425      126,485
Chiquita Brands International Inc. (1)                        6,539       94,815
Corn Products International Inc.                              5,328      160,000
Flowers Foods Inc.                                            5,501      108,690
Great Atlantic & Pacific Tea Co. (1)                          3,140       27,632
Green Mountain Coffee Roasters Inc. (1)                         640       12,160
Hain Celestial Group Inc. (1)                                 3,634       58,108
Horizon Organic Holding Corp. (1)                             1,332       31,742
IHOP Corp.                                                    3,200      101,024
Ingles Markets Inc. Class A                                   2,592       26,179
International Multifoods Corp. (1)                            2,543       58,260
Interstate Bakeries Corp.                                     6,907       87,719
J&J Snack Foods Corp. (1)                                       863       27,297
Jack in the Box Inc. (1)                                      5,496      122,561
Lance Inc.                                                    3,817       34,849
Landry's Restaurants Inc.                                     3,492       82,411
Nash Finch Co.                                                1,857       30,919
P.F. Chang's China Bistro Inc. (1)                            3,726      183,356
Panera Bread Co. Class A (1)                                  4,132      165,280
Papa John's International Inc. (1)                            1,655       46,423
Pathmark Stores Inc. (1)                                      3,630       27,769
Pilgrim's Pride Corp. Class B                                 3,057       29,561
Ralcorp Holdings Inc. (1)                                     4,416      110,223
Rare Hospitality International Inc. (1)                       2,836       92,680
Riviana Foods Inc.                                              500       13,455
Ruddick Corp.                                                 5,203       81,791
Sanderson Farms Inc.                                            758       21,300
Sanfilippo (John B.) & Son Inc. (1)                             759       12,258
Sensient Technologies Corp.                                   6,388      146,860
Sonic Corp. (1)                                               5,511      140,145
Tejon Ranch Co. (1)                                           1,421       42,772
United Natural Foods Inc. (1)                                 2,733       76,907
Weis Markets Inc. (1)                                         2,164       67,127
Wild Oats Markets Inc. (1)                                    3,659       39,883
                                                                      ----------
                                                                       2,600,002
                                                                      ----------
FOREST PRODUCTS & PAPER (0.68%)
American Woodmark Corp.                                         714       33,244
Buckeye Technologies Inc. (1)                                 3,637       24,732
Caraustar Industries Inc. (1)                                 5,030       40,290
Chesapeake Corp.                                              2,811   $   61,420
Deltic Timber Corp.                                           2,168       61,680
Glatfelter Co.                                                3,992       58,882
Louisiana-Pacific Corp. (1)                                  15,996      173,397
Pope & Talbot Inc.                                            2,553       28,211
Potlatch Corp.                                                4,676      120,407
Rock-Tenn Co. Class A                                         3,370       57,121
Schweitzer-Mauduit International Inc.                         2,484       59,964
Universal Forest Products Inc.                                1,400       29,316
Wausau-Mosinee Paper Corp.                                    5,052       56,582
                                                                      ----------
                                                                         805,246
                                                                      ----------
GAS (0.19%)
EnergySouth Inc.                                                600       19,680
Laclede Group Inc. (The)                                      2,992       80,186
NUI Corp.                                                     2,850       44,232
Southwestern Energy Co. (1)                                   5,574       83,666
                                                                      ----------
                                                                         227,764
                                                                      ----------
HAND / MACHINE TOOLS (0.35%)
Baldor Electric Co.                                           4,481       92,309
Franklin Electric Co. Inc.                                      903       50,252
Kennametal Inc.                                               5,254      177,795
Milacron Inc.                                                 3,917       19,154
Powell Industries Inc. (1)                                      740       10,834
Regal-Beloit Corp.                                            3,577       68,321
                                                                      ----------
                                                                         418,665
                                                                      ----------
HEALTH CARE (5.57%)
Accredo Health Inc. (1)                                       7,320      159,576
Advanced Neuromodulation Systems Inc. (1)                     1,807       93,548
Aksys Ltd. (1)                                                4,638       60,062
Alaris Medical Inc. (1)                                       2,780       36,001
Alliance Imaging Inc. (1)                                     1,200        5,280
American Healthways Inc. (1)                                  2,009       72,565
American Medical Systems Holdings Inc. (1)                    2,771       46,747
AMERIGROUP Corp. (1)                                          3,065      114,018
AmSurg Corp. (1)                                              2,864       87,352
Arrow International Inc.                                      1,323       58,410
ArthroCare Corp. (1)                                          3,384       56,716
Aspect Medical Systems Inc. (1)                               1,001        7,387
Bei Technologies Inc.                                         1,582       18,984
Beverly Enterprises Inc. (1)                                 12,898       45,143
BioLase Technology Inc. (1)                                   2,882       30,924
BioMarin Pharmaceutical Inc. (1)                              9,096       88,777
Bioreliance Corp. (1)                                           706       14,967
Biosite Inc. (1)                                              1,642       78,980
Bruker Daltonics Inc. (1)                                     1,970       10,500
Candela Corp. (1)                                               998       11,497
Cantel Medical Corp. (1)                                      1,214       16,292

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Cardiac Science Inc. (1)                                      5,600   $   15,008
CardioDynamics International Corp. (1)                        3,900       13,299
Centene Corp. (1)                                             1,507       58,622
Cepheid Inc. (1)                                              4,869       24,053
Cerner Corp. (1)                                              4,221       96,872
Cerus Corp. (1)                                               2,810       21,159
Cholestech Corp. (1)                                          1,948       19,227
Chronimed Inc. (1)                                            1,762       17,320
Closure Medical Corp. (1)                                     1,193       22,524
Cobalt Corp. (1)                                              2,624       53,923
Conceptus Inc. (1)                                            3,698       51,957
CONMED Corp. (1)                                              4,264       77,861
Cooper Companies Inc.                                         4,641      161,368
Covance Inc. (1)                                              9,483      171,642
CTI Molecular Imaging Inc. (1)                                3,417       64,615
Curative Health Services Inc. (1)                             1,403       23,851
Cyberonics Inc. (1)                                           3,351       72,080
Cytyc Corp. (1)                                              16,846      177,220
Dade Behring Holdings Inc. (1)                                5,158      118,479
Datascope Corp.                                               2,216       65,438
DHB Industries Inc. (1)                                       1,500        6,135
Diagnostic Products Corp.                                     2,750      112,887
DJ Orthopedics Inc. (1)                                       1,160       12,714
Dynacq International Inc. (1)                                   700       11,760
Enzo Biochem Inc. (1)                                         3,920       84,351
Enzon Pharmaceuticals Inc. (1)                                6,467       80,967
Exactech Inc. (1)                                               693        9,979
Flir Systems Inc. (1)                                         5,030      151,654
Genesis Health Ventures Inc. (1)                              4,508       79,566
Gen-Probe Inc. (1)                                            3,501      143,086
Gentiva Health Services Inc. (1)                              2,630       23,670
Haemonetics Corp. (1)                                         3,014       56,362
Hanger Orthopedic Group Inc. (1)                              3,751       42,949
Hologic Inc. (1)                                              3,175       41,846
Hooper Holmes Inc.                                            7,770       50,039
ICU Medical Inc. (1)                                          1,507       46,943
IGEN International Inc. (1)                                   2,693       84,560
Impath Inc. (1)                                               2,366       33,455
INAMED Corp. (1)                                              2,670      143,352
Intermagnetics General Corp. (1)                              2,716       53,885
Interpore International (1)                                   2,385       30,361
Invacare Corp.                                                4,172      137,676
Inveresk Research Group Inc. (1)                              4,123       74,173
Inverness Medical Innovations Inc. (1)                        1,909       36,844
i-STAT Corp. (1)                                              1,941       17,450
Kensey Nash Corp. (1)                                         1,251       32,526
Kindred Healthcare Inc. (1)                                   2,492       44,457
Kyphon Inc. (1)                                               2,590       39,161
LabOne Inc. (1)                                               1,173       25,290
Laserscope (1)                                                1,882       15,037
LifePoint Hospitals Inc. (1)                                  5,443      113,976
Luminex Corp. (1)                                             2,210       11,404
Matria Healthcare Inc. (1)                                    1,295       22,857
Medical Action Industries Inc. (1)                              715   $   11,676
Mentor Corp.                                                  5,814      112,675
Merit Medical Systems Inc. (1)                                1,437       28,711
National Healthcare Corp. (1)                                 1,363       26,824
Novoste Corp. (1)                                             1,781       10,686
Oakley Inc. (1)                                               5,056       59,509
Ocular Sciences Inc. (1)                                      2,535       50,320
Odyssey Healthcare Inc. (1)                                   3,154      116,698
Option Care Inc. (1)                                          1,959       22,587
OraSure Technologies Inc. (1)                                 4,588       34,226
Orthodontic Centers of America Inc. (1)                       7,153       57,296
Orthologic Corp. (1)                                          3,300       15,147
Osteotech Inc. (1)                                            2,307       31,352
Palatin Technologies Inc. (1)                                 4,962       15,829
Pediatrix Medical Group Inc. (1)                              3,382      120,568
PolyMedica Corp.                                              1,470       67,311
Possis Medical Inc. (1)                                       3,228       44,288
Province Healthcare Co. (1)                                   7,224       79,970
PSS World Medical Inc. (1)                                    9,348       53,751
Quidel Corp. (1)                                              2,600       16,172
RehabCare Group Inc. (1)                                      2,115       30,985
Retractable Technologies Inc. (1)                             1,268       10,765
Select Medical Corp. (1)                                      3,461       85,937
Sierra Health Services Inc. (1)                               3,491       69,820
Sola International Inc. (1)                                   3,886       67,616
SonoSite Inc. (1)                                             2,128       42,454
Specialty Laboratories Inc. (1)                               1,040       10,660
Staar Surgical Co. (1)                                        2,737       31,749
Sunrise Senior Living Inc. (1)                                2,787       62,373
Synovis Life Technologies Inc. (1)                            1,222       24,122
Theragenics Corp. (1)                                         4,855       20,876
Therasense Inc. (1)                                           3,850       38,500
Thoratec Corp. (1)                                            7,355      109,589
TriPath Imaging Inc. (1)                                      3,624       24,752
U.S. Physical Therapy Inc. (1)                                2,012       25,713
US Oncology Inc. (1)                                          9,995       73,863
VCA Antech Inc. (1)                                           3,966       77,615
Ventana Medical Systems Inc. (1)                              2,054       55,828
Viasys Healthcare Inc. (1)                                    4,541       93,999
VistaCare Inc. Class A (1)                                    1,670       40,598
VISX Inc. (1)                                                 6,788      117,772
Vital Images Inc. (1)                                         1,440       26,611
Vital Sign Inc.                                                 600       15,576
West Pharmaceutical Services Inc.                             2,400       58,800
Wright Medical Group Inc. (1)                                 2,088       39,672
Young Innovations Inc. (1)                                      435       12,397
Zoll Medical Corp. (1)                                        1,115       37,419
                                                                      ----------
                                                                       6,593,273
                                                                      ----------
HOLDING COMPANIES-DIVERSIFIED (0.11%)
Triarc Companies Inc. (1)                                     2,412       72,336

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------

COMMON STOCKS (Cont.)

HOLDING COMPANIES-DIVERSIFIED (Cont.)
Walter Industries Inc.                                        4,543   $   53,380
                                                                      ----------
                                                                         125,716
                                                                      ----------
HOME BUILDERS (0.87%)
Beazer Homes USA Inc. (1)                                     1,879      156,896
Brookfield Homes Corp.                                        1,995       30,763
Champion Enterprises Inc. (1)                                 8,487       43,963
Coachmen Industries Inc.                                      3,078       36,782
Dominion Homes Inc. (1)                                         443       10,566
Fleetwood Enterprises Inc. (1)                                6,062       44,859
M/I Schottenstein Homes Inc.                                  1,788       76,312
Meritage Corp. (1)                                            1,504       74,087
Monaco Coach Corp. (1)                                        4,630       70,978
Palm Harbor Homes Inc. (1)                                    2,554       48,373
Skyline Corp.                                                 1,467       44,010
Standard-Pacific Corp.                                        4,687      155,421
Thor Industries Inc.                                          2,650      108,173
WCI Communities Inc. (1)                                      2,399       46,133
William Lyon Homes Inc. (1)                                     500       15,925
Winnebago Industries Inc.                                     1,742       66,022
                                                                      ----------
                                                                       1,029,263
                                                                      ----------
HOME FURNISHINGS (0.31%)
Applica Inc. (1)                                              3,067       26,069
Bassett Furniture Industries Inc.                             1,871       24,847
Hooker Furniture Corp.                                          710       17,558
Kimball International Inc. Class B                            3,800       59,280
Libbey Inc.                                                   2,338       53,073
Modtech Holdings Inc. (1)                                     1,000        9,190
Movado Group Inc.                                             1,837       39,955
Oneida Ltd.                                                   2,686       18,130
Select Comfort Corp. (1)                                      3,090       50,614
Standex International Corp.                                   2,268       47,628
Stanley Furniture Co. Inc.                                      762       20,886
                                                                      ----------
                                                                         367,230
                                                                      ----------
HOUSEHOLD PRODUCTS / WARES (0.96%)
American Greetings Corp. Class A (1)                          8,781      172,459
Central Garden & Pet Co. (1)                                  2,047       48,821
CSS Industries Inc.                                             771       29,722
Ennis Business Forms Inc.                                     2,201       32,025
Fossil Inc. (1)                                               3,551       83,662
Harland (John H.) Co.                                         4,403      115,182
Jarden Corp. (1)                                              2,137       59,131
National Presto Industries Inc.                               1,071       33,844
New England Business Service Inc.                             1,664       49,920
Playtex Products Inc. (1)                                     4,308       27,657
Russ Berrie & Co. Inc.                                        1,774       64,769
Standard Register Co. (The)                                   3,101       51,104
Toro Co.                                                      3,658      145,405
Tupperware Corp.                                              7,866      112,956
Yankee Candle Co. Inc. (The) (1)                              4,677   $  108,600
                                                                      ----------
                                                                       1,135,257
                                                                      ----------
INSURANCE (2.34%)
Alfa Corp.                                                    4,600       58,466
Allmerica Financial Corp. (1)                                 8,082      145,395
American Medical Security Group Inc. (1)                      1,821       34,781
American Physicians Capital Inc. (1)                          1,524       36,957
AmerUs Group Co.                                              5,568      156,962
Argonaut Group Inc.                                           4,262       52,550
Baldwin & Lyons Inc. Class B                                  1,253       29,759
Citizens Inc. (1)                                             2,570       18,684
CNA Surety Corp.                                              2,353       23,177
Commerce Group Inc.                                           3,953      143,099
Crawford & Co. Class B                                        3,400       16,694
Delphi Financial Group Inc. Class A                           2,266      106,049
FBL Financial Group Inc. Class A                              1,984       39,978
Financial Industries Corp.                                      800       11,792
Fremont General Corp.                                        10,342      141,685
Great American Financial Resources Inc.                         700        9,177
Harleysville Group Inc.                                       3,963       91,228
HealthExtras Inc. (1)                                         1,600       12,512
Hilb, Rogal & Hamilton Co.                                    4,743      161,452
Horace Mann Educators Corp.                                   6,053       97,635
Infinity Property & Casualty Corp.                            1,601       37,848
Kansas City Life Insurance Co.                                1,032       44,211
LandAmerica Financial Group Inc.                              2,779      132,002
Midland Co. (The)                                               800       17,768
National Western Life Insurance Co. Class A (1)                 234       25,841
NYMAGIC Inc.                                                    600       12,156
Ohio Casualty Corp. (1)                                       7,967      105,005
Penn-America Group Inc.                                       1,480       16,650
Philadelphia Consolidated Holding Corp. (1)                   2,573      103,949
PICO Holdings Inc. (1)                                        1,699       22,087
PMA Capital Corp. Class A                                     4,002       50,305
Presidential Life Corp.                                       3,575       50,443
ProAssurance Corp. (1)                                        3,904      105,369
RLI Corp.                                                     2,477       81,493
Safety Insurance Group Inc.                                     968       14,220
Selective Insurance Group Inc.                                3,750       93,937
State Auto Financial Corp.                                    2,739       61,491
Stewart Information Services Corp. (1)                        2,684       74,749
Triad Guaranty Inc. (1)                                       1,518       57,608
21st Century Insurance Group                                  2,198       31,431
U.S.I. Holdings Corp. (1)                                     3,136       36,879
UICI (1)                                                      6,092       91,806
United Fire & Casualty Co.                                      932       30,281
Universal American Financial Corp. (1)                        3,700       23,569

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Zenith National Insurance Corp.                               2,035   $   57,997
                                                                      ----------
                                                                       2,767,127
                                                                      ----------
IRON / STEEL (0.41%)
AK Steel Holding Corp. (1)                                   13,911       50,358
Allegheny Technologies Inc.                                  11,934       78,764
Carpenter Technology Corp.                                    4,489       70,028
Cleveland-Cliffs Inc. (1)                                     2,155       38,467
Gibraltar Steel Corp.                                         1,151       23,572
Reliance Steel & Aluminum Co.                                 4,576       94,723
Ryerson Tull Inc.                                             3,684       32,346
Schnitzer Steel Industries Inc. Class A                         608       26,825
Steel Dynamics Inc. (1)                                       4,975       68,157
                                                                      ----------
                                                                         483,240
                                                                      ----------
LEISURE TIME (0.30%)
Bally Total Fitness Holding Corp. (1)                         4,832       43,633
Callaway Golf Co.                                             9,467      125,154
K2 Inc. (1)                                                   3,684       45,129
Marine Products Corp.                                           800        8,680
Nautilus Group Inc. (The)                                     4,273       52,985
Navigant International Inc. (1)                               1,480       19,092
WMS Industries Inc. (1)                                       3,849       60,006
                                                                      ----------
                                                                         354,679
                                                                      ----------
LODGING (0.45%)
Aztar Corp. (1)                                               4,918       79,229
Boca Resorts Inc. Class A (1)                                 3,739       48,607
Boyd Gaming Corp. (1)                                         5,222       90,132
Choice Hotels International Inc. (1)                          3,124       85,316
Extended Stay America Inc. (1)                                9,937      134,050
Marcus Corp.                                                  3,182       47,571
Prime Hospitality Corp. (1)                                   7,157       48,023
                                                                      ----------
                                                                         532,928
                                                                      ----------
MACHINERY (2.21%)
Albany International Corp. Class A                            3,917      107,326
Applied Industrial Technologies Inc.                          3,428       72,331
Astec Industries Inc. (1)                                     2,132       18,591
Asyst Technologies Inc. (1)                                   6,985       46,730
Briggs & Stratton Corp.                                       3,036      153,318
Cascade Corp.                                                 2,272       39,533
Cognex Corp. (1)                                              5,543      123,886
Dycom Industries Inc. (1)                                     7,895      128,688
Engineered Support Systems Inc.                               1,529       63,989
Esterline Technologies Corp. (1)                              3,451       60,082
Flowserve Corp. (1)                                           6,842      134,582
Gardner Denver Inc. (1)                                       3,155       64,551
Gerber Scientific Inc. (1)                                    3,288       21,898
Global Power Equipment Group Inc. (1)                         2,100        9,765
Gorman-Rupp Co. (The)                                           800       19,200
Idex Corp.                                                    4,297      155,723
Insituform Technologies Inc. Class A (1)                      3,452   $   61,031
JLG Industries Inc.                                           6,091       41,419
Kadant Inc. (1)                                               1,560       29,250
Kaman Corp. Class A                                           2,500       29,225
Knight Transportation Inc. (1)                                3,729       92,852
Kulicke & Soffa Industries Inc. (1)                           8,621       55,088
Lincoln Electric Holding Inc.                                 4,638       94,662
Lindsay Manufacturing Co.                                     1,731       40,194
Manitowoc Co. Inc. (The)                                      4,485      100,015
NACCO Industries Inc.                                           870       51,278
Nordson Corp.                                                 3,181       75,867
Paxar Corp. (1)                                               4,894       53,834
Presstek Inc. (1)                                             4,108       25,593
Robbins & Myers Inc.                                          2,418       44,733
Sauer-Danfoss Inc.                                            1,000       10,750
Semitool Inc. (1)                                             1,600        7,888
Stewart & Stevenson Services Inc.                             5,013       78,955
SureBeam Corporation Class A (1)                              8,261       21,892
Tecumseh Products Co. Class A                                 2,162       82,826
Tennant Co.                                                   1,444       53,067
Terex Corp. (1)                                               7,026      137,148
Thomas Industries Inc.                                        2,141       57,914
Ultratech Inc. (1)                                            4,026       74,441
Unova Inc. (1)                                                6,621       73,493
                                                                      ----------
                                                                       2,613,608
                                                                      ----------
MACHINERY-CONSTRUCTION & MINING (0.08%)
Joy Global Inc. (1)                                           6,415       94,750
                                                                      ----------
MANUFACTURERS (0.62%)
CUNO Inc. (1)                                                 2,478       89,505
EnPro Industries Inc. (1)                                     3,207       34,283
Federal Signal Corp.                                          7,202      126,539
FMC Corp. (1)                                                 5,419      122,632
Jacuzzi Brands Inc. (1)                                      10,426       55,154
Quixote Corp.                                                   933       23,819
Sturm Ruger & Co. Inc.                                        2,460       24,600
Tredegar Corp.                                                4,634       69,464
Trinity Industries Inc.                                       6,226      115,243
Wabtec Corp.                                                  5,191       72,207
                                                                      ----------
                                                                         733,446
                                                                      ----------
MANUFACTURING (0.30%)
Acuity Brands Inc.                                            6,395      116,197
Applied Films Corporation (1)                                 2,140       55,383
ESCO Technologies Inc. (1)                                    1,752       77,088
Hexcel Corp. (1)                                              2,800        8,960
Kaydon Corp.                                                  4,723       98,238
                                                                      ----------
                                                                         355,866
                                                                      ----------

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

MEDIA (1.47%)
Acme Communications Inc. (1)                                    938   $    7,129
Banta Corp.                                                   3,742      121,129
Beasley Broadcast Group Inc. Class A (1)                      1,214       16,608
Courier Corp.                                                   400       20,600
Crown Media Holdings Inc. (1)                                 3,400       14,042
Cumulus Media Inc. Class A (1)                                6,388      120,925
Emmis Communications Corp. (1)                                6,509      149,382
Fisher Communications Inc. (1)                                  670       32,770
Gray Television Inc.                                          5,648       70,035
Hollinger International Inc.                                  7,113       76,607
Information Holdings Inc. (1)                                 2,514       45,880
Insight Communications Co. Inc. (1)                           6,864       90,468
Journal Register Co. (1)                                      4,755       86,018
Liberty Corp.                                                 2,597      110,372
Lin TV Corp. Class A (1)                                      3,860       90,903
LodgeNet Entertainment Corp. (1)                              3,114       34,098
Mediacom Communications Corp. (1)                             8,836       87,211
Nelson (Thomas) Inc. (1)                                        963       12,037
Paxson Communications Corp. (1)                               4,318       25,865
Pegasus Communications Corp. (1)                                612       18,103
Playboy Enterprises Inc. Class B (1)                          2,163       29,417
Primedia Inc. (1)                                            20,557       62,699
Pulitzer Inc.                                                 1,014       50,112
Regent Communications Inc. (1)                                3,986       23,517
Saga Communications Inc. (1)                                  1,853       36,041
Salem Communications Corp. Class A (1)                        2,015       40,322
Sinclair Broadcast Group Inc. Class A (1)                     5,868       68,127
Spanish Broadcasting System Inc. Class A (1)                  6,780       55,257
TheStreet.com Inc. (1)                                        1,518        7,135
TiVo Inc. (1)                                                 5,011       61,034
Value Line Inc.                                                 200        9,822
Young Broadcasting Inc. Class A (1)                           3,014       63,686
                                                                      ----------
                                                                       1,737,351
                                                                      ----------
METAL FABRICATE / HARDWARE (0.17%)
CIRCOR International Inc.                                     2,208       39,369
Lawson Products Inc.                                            500       13,769
NN Inc.                                                       1,300       16,458
Penn Engineering & Manufacturing Corp.                        2,149       29,334
Shaw Group Inc. (The) (1)                                     5,261       63,395
Valmont Industries Inc.                                       1,835       35,709
                                                                      ----------
                                                                         198,034
                                                                      ----------
METALS-DIVERSIFIED (0.60%)
Ameron International Corp.                                    1,118       38,873
Commercial Metals Co.                                         4,444       79,059
Griffon Corp. (1)                                             4,553       72,848
Gulf Island Fabrication Inc. (1)                                700   $   11,844
Material Sciences Corp.                                       1,849       17,935
Matthews International Corp. Class A                          3,842       95,128
Maverick Tube Corp. (1)                                       6,353      121,660
Mueller Industries Inc. (1)                                   5,008      135,767
NS Group Inc. (1)                                             2,862       27,905
Quanex Corp.                                                  2,515       74,746
RTI International Metals Inc. (1)                             2,805       30,378
                                                                      ----------
                                                                         706,143
                                                                      ----------
MINING (0.39%)
AMCOL International Corp.                                     1,620       12,960
Arch Coal Inc.                                                6,944      159,573
Brush Engineered Materials Inc. (1)                           3,659       30,553
Century Aluminum Co.                                          2,111       14,840
Hecla Mining Co. (1)                                         17,603       74,461
Liquidmetal Technologies (1)                                  1,200        6,156
Royal Gold Inc.                                               2,849       61,225
Stillwater Mining Co. (1)                                     5,507       28,306
USEC Inc.                                                    10,364       72,755
                                                                      ----------
                                                                         460,829
                                                                      ----------
OFFICE / BUSINESS EQUIPMENT (0.18%)
General Binding Corp. (1)                                       600        7,200
Global Imaging Systems Inc. (1)                               2,100       48,636
Imagistics International Inc. (1)                             2,855       73,659
Insight Enterprises Inc. (1)                                  6,984       70,259
Pomeroy Computer Resources (1)                                1,280       14,157
                                                                      ----------
                                                                         213,911
                                                                      ----------
OIL & GAS PRODUCERS (3.58%)
Atmos Energy Corp.                                            7,169      177,791
Atwood Oceanics Inc. (1)                                      1,594       43,277
Berry Petroleum Co. Class A                                   2,492       44,731
Cabot Oil & Gas Corp.                                         4,123      113,836
CAL Dive International Inc. (1)                               5,601      122,102
Cascade Natural Gas Corp.                                     1,300       24,830
Chesapeake Utilities Corp.                                    1,049       23,707
Cimarex Energy Co. (1)                                        5,997      142,429
Clayton Williams Energy Inc. (1)                                542       10,005
Denbury Resources Inc. (1)                                    5,037       67,647
Encore Acquisition Co. (1)                                      960       18,384
Energen Corp.                                                 5,066      168,698
Energy Partners Ltd. (1)                                      4,190       48,395
Evergreen Resources Inc. (1)                                  2,777      150,819
EXCO Resources Inc. (1)                                         903       16,173
Forest Oil Corp. (1)                                          6,011      150,996
Frontier Oil Corp.                                            3,824       58,125
Grey Wolf Inc. (1)                                           22,838       92,266
Hanover Compressor Co. (1)                                    8,116       91,711
Harvest Natural Resources Inc. (1)                            4,695       29,907
Holly Corp.                                                   1,931       53,296

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

OIL & GAS PRODUCERS (Cont.)
Houston Exploration Co. (1)                                   1,721   $   59,719
Magnum Hunter Resources Inc. (1)                             10,254       81,929
McMoRan Exploration Co.                                       1,978       22,035
Meridian Resource Corp. (The) (1)                             5,162       24,416
New Jersey Resources Corp.                                    4,230      150,165
Northwest Natural Gas Co.                                     4,012      109,327
Nuevo Energy Co. (1)                                          2,989       52,158
Parker Drilling Co. (1)                                      10,370       30,177
Patina Oil & Gas Corp.                                        4,438      142,682
Penn Virginia Corp.                                           1,256       54,008
Petroleum Development Corp. (1)                               1,246       11,451
Plains Exploration & Production Co. (1)                       5,251       56,763
Plains Resource Inc. (1)                                      3,753       53,105
Prima Energy Corp. (1)                                        1,463       30,547
Quicksilver Resources Inc. (1)                                1,825       43,709
Range Resources Corp. (1)                                     9,321       58,443
Remington Oil & Gas Corp. (1)                                 3,261       59,937
RPC Inc.                                                      1,300       14,300
SEACOR SMIT Inc. (1)                                          2,698       98,450
SEMCO Energy Inc.                                             2,800       16,296
South Jersey Industries Inc.                                  2,692       99,200
Southern Union Co. (1)                                        8,173      138,451
Southwest Gas Corp.                                           5,268      111,576
Spinnaker Exploration Co. (1)                                 4,043      105,927
St. Mary Land & Exploration Co.                               4,659      127,191
Stone Energy Corp. (1)                                        3,397      142,402
Superior Energy Services Inc. (1)                             7,028       66,625
Swift Energy Co. (1)                                          4,150       45,650
Tesoro Petroleum Corp. (1)                                   11,066       76,134
Tom Brown Inc. (1)                                            5,222      145,119
Unit Corp. (1)                                                6,261      130,918
Vintage Petroleum Inc.                                        7,753       87,454
WD-40 Co.                                                     2,284       65,208
W-H Energy Services Inc. (1)                                  3,546       69,076
                                                                      ----------
                                                                       4,229,673
                                                                      ----------
OIL & GAS SERVICES (0.69%)
CARBO Ceramics Inc.                                           1,878       69,956
Comstock Resources Inc. (1)                                   4,696       64,241
Dril-Quip Inc. (1)                                            1,811       32,960
Global Industries Ltd. (1)                                    9,972       48,065
Hydril Co. (1)                                                1,994       54,337
Input/Output Inc. (1)                                         6,803       36,600
Lone Star Technologies Inc. (1)                               4,562       96,623
Lufkin Industries Inc.                                          640       15,584
Matrix Service Co. (1)                                        1,293       22,214
Newpark Resources Inc. (1)                                   11,775       64,527
Oceaneering International Inc. (1)                            3,422       87,432
Oil States International Inc. (1)                             3,399       41,128
Tetra Technologies Inc. (1)                                   2,265       67,157
Universal Compression Holdings Inc. (1)                       2,621       54,674
Veritas DGC Inc. (1)                                          4,973   $   57,190
                                                                      ----------
                                                                         812,688
                                                                      ----------
PACKAGING & CONTAINERS (0.30%)
Crown Holdings Inc. (1)                                      24,779      176,922
Graphic Packaging International Corp. (1)                     2,400       10,824
Greif Inc. Class A                                            2,607       59,961
Longview Fibre Co.                                            7,077       58,031
Silgan Holdings Inc. (1)                                      1,442       45,106
                                                                      ----------
                                                                         350,844
                                                                      ----------
PHARMACEUTICALS (4.40%)
aaiPharma Inc. (1)                                            2,589       51,469
Abgenix Inc. (1)                                             13,455      141,143
Able Laboratories Inc. (1)                                    2,029       39,971
Adolor Corp. (1)                                              5,391       66,148
Advanced Medical Optics Inc. (1)                              4,236       72,224
Align Technology Inc. (1)                                     7,320       91,866
Alkermes Inc. (1)                                             8,371       89,988
Allscripts Healthcare Solutions Inc. (1)                      3,500       12,845
Alpharma Inc. Class A                                         5,618      121,349
Alteon Inc. (1)                                               4,476       21,709
Antigenics Inc. (1)                                           4,973       57,289
Aphton Corp. (1)                                              2,970       24,473
AtheroGenics Inc. (1)                                         5,424       80,980
AVI BioPharma Inc. (1)                                        2,855       17,501
Bentley Pharmaceuticals Inc. (1)                              2,406       31,639
Biopure Corp. (1)                                             4,644       28,375
Bone Care International Inc. (1)                              1,300       18,070
Bradley Pharmaceuticals Inc. (1)                              1,307       21,566
Cell Genesys Inc. (1)                                         6,497       56,134
Cell Therapeutics Inc. (1)                                    5,823       56,658
CIMA Labs Inc. (1)                                            2,091       56,227
CollaGenex Pharmaceuticals Inc. (1)                             847       11,375
Columbia Laboratories Inc. (1)                                4,631       52,099
Connetics Corp. (1)                                           4,316       64,611
Corixa Corp. (1)                                              8,720       67,406
Cubist Pharmaceuticals Inc. (1)                               4,299       45,827
CV Therapeutics Inc. (1)                                      4,545      134,805
D&K Healthcare Resources Inc.                                 1,900       30,666
Dendreon Corp. (1)                                            1,072        6,368
Digene Corp. (1)                                              2,229       60,696
Discovery Laboratories Inc. (1)                               5,820       37,364
DOV Pharmaceutical Inc. (1)                                   1,798       20,677
Durect Corp. (1)                                              2,890        6,965
Epix Medical Inc. (1)                                         2,238       31,668
Esperion Therapeutics Inc. (1)                                4,574       89,605
First Horizon Pharmaceutical Corp. (1)                        5,038       19,900
Genta Inc. (1)                                                7,361       98,049
Geron Corp. (1)                                               4,520       33,267
Guilford Pharmaceuticals Inc. (1)                             5,107       23,186

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Hi-Tech Pharmacal Co. (1)                                       593   $   24,117
Hollis-Eden Pharmaceuticals (1)                               1,106       13,969
ILEX Oncology Inc. (1)                                        5,785      112,287
Immucor Inc. (1)                                              1,544       33,644
Immunogen Inc. (1)                                            4,130       17,635
Impax Laboratories Inc. (1)                                   4,501       53,967
Indevus Pharmaceuticals Inc. (1)                              5,194       32,411
Inspire Pharmaceuticals Inc. (1)                              4,170       45,036
InterMune Inc. (1)                                            3,573       57,561
Intuitive Surgical Inc. (1)                                   4,342       32,522
Isis Pharmaceuticals Inc. (1)                                 7,165       37,975
Kos Pharmaceuticals Inc. (1)                                  1,469       34,477
KV Pharmaceuticals Co. (1)                                    3,885      108,003
La Jolla Pharmaceutical Co. (1)                               7,502       24,532
Lannett Co. Inc. (1)                                            767       17,978
Ligand Pharmaceuticals Inc. Class B (1)                       8,978      122,011
Martek Biosciences Corp. (1)                                  3,772      161,970
Medarex Inc. (1)                                             11,880       78,289
Medicines Co. (The) (1)                                       6,108      120,267
MGI Pharma Inc. (1)                                           4,089      104,801
MIM Corp. (1)                                                 2,700       17,631
Nabi Biopharmaceuticals (1)                                   4,955       33,991
Nature's Sunshine Products Inc.                               1,600       12,816
NBTY Inc. (1)                                                 7,604      160,140
NeoPharm Inc. (1)                                             2,317       32,090
Neose Technologies Inc. (1)                                   2,339       23,413
Noven Pharmaceuticals Inc. (1)                                4,198       42,988
NPS Pharmaceuticals Inc. (1)                                  4,894      119,120
Nu Skin Enterprises Inc. Class A                              6,620       69,179
Onyx Pharmaceuticals Inc. (1)                                 3,800       46,854
OSI Pharmaceuticals Inc. (1)                                  6,235      200,829
Pain Therapeutics Inc. (1)                                    1,610       10,401
PAREXEL International Corp. (1)                               3,685       51,406
Penwest Pharmaceuticals Co. (1)                               2,946       71,794
Peregrine Pharmaceuticals Inc. (1)                            9,900       14,355
Perrigo Co.                                                   9,173      143,466
POZEN Inc. (1)                                                3,571       39,210
Praecis Pharmaceuticals Inc. (1)                              6,332       31,027
Priority Healthcare Corp. Class B (1)                         4,768       88,446
Progenics Pharmaceuticals Inc. (1)                              980       14,759
Rigel Pharmaceuticals Inc. (1)                                    0            5
Salix Pharmaceuticals Ltd. (1)                                4,142       43,450
SangStat Medical Corp. (1)                                    4,605       60,279
SciClone Pharmaceuticals Inc. (1)                             5,440       46,566
Serologicals Corp. (1)                                        3,044       41,490
SuperGen Inc. (1)                                             4,486       24,224
Sybron Dental Specialties Inc. (1)                            6,187      146,013
Tanox Inc. (1)                                                3,599       57,764
Tularik Inc. (1)                                              7,035       69,928
United Surgical Partners International Inc. (1)               2,663       60,157
United Therapeutics Inc. (1)                                  2,602       56,672
USANA Health Sciences Inc. (1)                                  620   $   27,410
Vicuron Pharmaceuticals Inc. (1)                              6,157       87,306
VIVUS Inc. (1)                                                4,646       23,880
Zymogenetics Inc. (1)                                         1,000       11,640
                                                                      ----------
                                                                       5,206,309
                                                                      ----------
PIPELINES (0.01%)
TransMontaigne Inc. (1)                                       1,400        9,072
                                                                      ----------
REAL ESTATE (3.52%)
AMLI Residential Properties Trust                             3,361       79,152
Anthracite Capital Inc.                                       5,754       69,393
Apex Mortgage Capital Inc.                                    2,900       15,863
Avatar Holdings (1)                                             957       28,901
Bedford Property Investors Inc.                               2,329       66,144
Boykin Lodging Co.                                            2,500       19,500
Brandywine Realty Trust                                       4,831      118,939
BRT Realty Trust                                                857       13,626
Chateau Communities Inc.                                      3,758      111,199
Colonial Properties Trust                                     2,582       90,861
Commercial Net Lease Realty Inc.                              5,506       94,923
Consolidated-Tomoka Land Co.                                    673       16,906
Cornerstone Realty Income Trust Inc.                          7,047       51,514
Corporate Office Properties Trust                             3,932       66,569
Corrections Corp. of America (1)                              5,442      137,846
EastGroup Properties Inc.                                     2,953       79,731
Entertainment Properties Trust                                2,824       81,190
Equity Inns Inc.                                              3,800       26,220
Equity One Inc.                                               4,272       70,061
First Industrial Realty Trust Inc.                            5,362      169,439
Gables Residential Trust                                      4,566      138,030
Glenborough Realty Trust Inc.                                 4,183       80,104
Glimcher Realty Trust                                         4,921      110,230
Home Properties of New York Inc.                              4,126      145,400
Impac Mortgage Holdings Inc.                                  7,335      122,421
Innkeepers USA Trust                                          2,600       17,680
Insignia Financial Group Inc. (1)                             3,000       33,330
Jones Lang LaSalle Inc. (1)                                   5,687       89,855
Kilroy Realty Corp.                                           4,449      122,348
LaSalle Hotel Properties                                      2,939       43,438
Lexington Corp. Properties Trust                              4,246       75,154
LTC Properties Inc.                                           2,500       23,875
Manufactured Home Communities Inc.                            2,475       86,897
Meristar Hospitality Corp.                                    6,537       33,600
Mid Atlantic Realty Trust                                     3,487       73,018
National Health Investors Inc.                                4,974       91,721
Nationwide Health Properties Inc.                             7,702      122,693
Novastar Financial Inc.                                       1,368       81,738
Omega Healthcare Investors Inc. (1)                           1,800        9,450
Pennsylvania Real Estate Investment Trust                     2,774       83,081

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------

COMMON STOCKS (Cont.)
REAL ESTATE (Cont.)
Prentiss Properties Trust                                     4,590   $  137,654
PS Business Parks Inc.                                        2,386       84,226
Ramco-Gershenson Properties Trust                             1,787       41,637
Reckson Associates Realty Corp.                               6,659      138,907
Redwood Trust Inc.                                            2,112       84,290
RFS Hotel Investors Inc.                                      6,793       83,690
Saul Centers Inc.                                             1,752       44,851
Sovran Self Storage Inc.                                      3,200      100,800
Summit Properties Inc.                                        3,113       64,283
Sun Communities Inc.                                          2,783      109,372
Tanger Factory Outlet Centers Inc.                            1,176       38,902
Taubman Centers Inc.                                          3,629       69,532
Town & Country Trust (The)                                    2,853       66,332
Trammell Crow Co. (1)                                         4,611       48,923
United Mobile Homes Inc.                                      1,015       15,387
Urstadt Biddle Properties Inc. Class A                        2,947       37,898
                                                                      ----------
                                                                       4,158,724
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS (2.30%)
Acadia Realty Trust                                           1,900       17,385
Alexander's Inc. (1)                                            300       25,047
Alexandria Real Estate Equities Inc.                          2,822      126,990
American Land Lease Inc.                                      1,514       25,435
American Mortgage Acceptance Corp.                            1,485       25,780
Anworth Mortgage Asset Corp.                                  3,621       55,836
Associated Estates Realty Corp.                               1,800       11,826
Capital Automotive                                            4,089      114,451
Capstead Mortgage Corp.                                       1,611       18,156
Correctional Properties Trust                                 1,526       42,728
CRIIMI MAE Inc. (1)                                           2,314       25,338
Crown American Realty Trust                                   3,400       36,516
Essex Property Trust Inc.                                     2,214      126,752
FelCor Lodging Trust Inc.                                    10,516       82,551
Getty Realty Corp.                                            2,653       59,215
Great Lakes REIT Inc.                                         2,582       41,312
Health Care REIT Inc.                                         5,712      174,216
Heritage Property Investment Trust Inc.                       2,904       78,640
Highwoods Properties Inc.                                     7,157      159,601
Investors Real Estate Trust                                   3,407       36,762
Keystone Property Trust                                       3,233       59,843
Koger Equity Inc.                                             3,966       68,334
Kramont Realty Trust                                          3,167       52,256
La Quinta Corp. (1)                                          22,919       98,781
MFA Mortgage Investments Inc.                                 6,011       60,350
Mid-America Apartment Communities Inc.                        2,659       71,820
Mission West Properties Inc.                                  1,400       15,918
Newcastle Investment Corp.                                    3,183       62,323
Parkway Properties Inc.                                       1,846       77,624
Post Properties Inc.                                          5,405      143,233
RAIT Investment Trust                                         2,586       68,529
Senior Housing Properties Trust                               6,284   $   85,211
SL Green Realty Corp.                                         3,686      128,605
U.S. Restaurant Properties Inc.                               4,660       73,162
Universal Health Realty Income Trust                          1,600       43,200
Ventas Inc.                                                  10,762      163,044
Washington Real Estate Investment Trust                       5,713      155,394
Winston Hotels Inc.                                           1,600       13,072
                                                                      ----------
                                                                       2,725,236
                                                                      ----------
RETAIL (5.42%)
AC Moore Arts & Crafts Inc. (1)                               2,004       40,140
Aeropostale Inc. (1)                                          2,919       62,700
AFC Enterprises Inc. (1)                                      3,044       49,435
American Eagle Outfitters Inc. (1)                            7,786      142,795
America's Car-Mart Inc. (1)                                     483        8,829
AnnTaylor Stores Corp. (1)                                    6,509      188,436
Asbury Automotive Group Inc. (1)                              2,477       33,390
Bebe Stores Inc. (1)                                          1,099       21,024
Big 5 Sporting Goods Corp. (1)                                1,620       20,299
BJ's Wholesale Club Inc. (1)                                 10,243      154,260
Blair Corp.                                                   1,200       26,640
Bob Evans Farms Inc.                                          5,256      145,223
Bombay Co. Inc. (The) (1)                                     5,077       53,969
Brookstone Inc. (1)                                           1,227       24,847
Brown Shoe Co. Inc.                                           3,085       91,933
Buckle Inc. (The) (1)                                         1,499       28,826
Burlington Coat Factory Warehouse Corp.                       3,474       62,185
California Pizza Kitchen Inc. (1)                             2,315       49,773
Casey's General Store Inc.                                    5,648       79,863
Cash America International Inc.                               3,615       47,790
Casual Male Retail Group Inc. (1)                             4,348       22,566
Cato Corp. Class A                                            2,420       51,014
Charlotte Russe Holding Inc. (1)                              1,585       16,357
Charming Shoppes Inc. (1)                                    15,439       76,732
Chicago Pizza & Brewery Inc. (1)                              1,200       12,000
Children's Place Retail Stores Inc. (The) (1)                 2,250       44,685
Christopher & Banks Corp. (1)                                 3,723      137,714
CKE Restaurant Inc. (1)                                       7,550       42,205
Coldwater Creek Inc. (1)                                        900       11,097
Cole National Corp. (1)                                       2,050       25,666
Compucom Systems Inc. (1)                                     2,600       11,752
Copart Inc. (1)                                               9,496       89,737
Cost Plus Inc. (1)                                            3,182      113,470
CSK Auto Corp. (1)                                            5,034       72,741
Dave & Buster's Inc. (1)                                      1,200       13,080
Deb Shops Inc.                                                  500        9,400
Dick's Sporting Goods Inc. (1)                                1,832       67,198
Dillards Inc. Class A                                         9,113      122,752
Dress Barn Inc. (1)                                           3,100       39,277

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

RETAIL (Cont.)
Drugstore.com Inc. (1)                                        5,092   $   29,737
Duane Reade Inc. (1)                                          3,482       51,360
Electronics Boutique Holdings Corp. (1)                       2,215       51,189
Finish Line Inc. (The) (1)                                    3,309       73,493
Finlay Enterprises Inc. (1)                                     600        9,930
Footstar Inc. (1)                                             3,023       39,299
Fred's Inc.                                                   3,875      144,073
FreeMarkets Inc. (1)                                          6,611       46,013
Friedman's Inc.                                               2,135       24,275
Galyan's Trading Co. (1)                                      1,437       20,607
GameStop Corp. (1)                                            3,124       40,362
Gart Sports Co. (1)                                           1,337       37,917
Genesco Inc. (1)                                              3,245       57,437
Goody's Family Clothing Inc. (1)                              2,397       20,734
Group 1 Automotive Inc. (1)                                   2,789       90,391
Guitar Center Inc. (1)                                        2,083       60,407
Hancock Fabrics Inc.                                          2,245       36,257
Haverty Furniture Companies Inc.                              2,907       50,873
Hibbet Sporting Goods Inc. (1)                                1,291       42,526
Hot Topic Inc. (1)                                            4,590      123,517
Intertan Inc. (1)                                             2,300       18,860
Jill (J.) Group Inc. (The) (1)                                2,728       45,940
Jo-Ann Stores Inc. (1)                                        2,202       55,711
Joseph A. Bank Clothiers Inc. (1)                               657       21,964
Kenneth Cole Productions Class A (1)                            962       18,749
Kirkland's Inc. (1)                                           1,560       25,194
Linens 'N Things Inc. (1)                                     6,515      153,819
Lithia Motors Inc. Class A (1)                                2,782       44,985
Lone Star Steakhouse & Saloon Inc.                            2,100       45,717
Longs Drug Stores Corp.                                       5,221       86,669
MarineMax Inc. (1)                                            1,472       20,608
Men's Wearhouse Inc. (The) (1)                                5,271      115,171
Mothers Work Inc. (1)                                           679       18,177
Movie Gallery Inc. (1)                                        3,413       62,970
O'Charley's Inc. (1)                                          2,799       60,262
OfficeMax Inc. (1)                                           18,048      118,214
1-800 CONTACTS INC. (1)                                       1,124       27,516
1-800-FLOWERS.COM Inc. (1)                                    2,601       21,432
Overstock.com Inc. (1)                                        1,787       25,929
Pacific Sunwear of California Inc. (1)                        6,878      165,691
Party City Corp. (1)                                          1,373       14,101
Payless ShoeSource Inc. (1)                                   9,480      118,500
Pep Boys-Manny, Moe & Jack Inc.                               7,400       99,974
PETCO Animal Supplies Inc. (1)                                5,309      115,418
Priceline.com Inc. (1)                                        3,547       79,417
Red Robin Gourmet Burgers (1)                                 1,307       24,781
Restoration Hardware Inc. (1)                                 1,800        8,100
Rex Stores Corp. (1)                                          1,402       16,978
Ryan's Family Steak Houses Inc. (1)                           5,992       83,888
School Specialty Inc. (1)                                     2,379       67,706
7-Eleven Inc. (1)                                             3,432       36,208
Sharper Image Corp. (1)                                       1,347       36,733
ShopKo Stores Inc. (1)                                        4,897   $   63,661
Smart & Final Inc. (1)                                        1,800        8,334
Sonic Automotive Inc. (1)                                     4,109       90,028
Sports Authority Inc. (The) (1)                               4,850       51,895
Sports Resorts International Inc. (1)                         3,608       17,535
Stage Stores Inc. (1)                                         2,655       62,393
Stamps.com Inc. (1)                                           4,986       23,933
Steak n Shake Company (The) (1)                               4,400       67,100
Stein Mart Inc. (1)                                           2,300       13,777
TBC Corp. (1)                                                 2,010       38,291
Too Inc. (1)                                                  4,980      100,845
Tractor Supply Co. (1)                                        2,130      101,708
Trans World Entertainment Corp. (1)                           2,100       10,752
Tuesday Morning Corp. (1)                                     2,180       57,334
Tweeter Home Entertainment Group Inc. (1)                     4,651       40,371
Ultimate Electronics Inc. (1)                                 1,500       19,230
United Auto Group Inc. (1)                                    3,018       65,732
Urban Outfitters Inc. (1)                                     1,834       65,841
West Marine Inc. (1)                                          1,845       32,306
Wet Seal Inc. Class A (1)                                     3,921       41,876
Whitehall Jewellers Inc. (1)                                  2,241       20,326
Wilsons The Leather Experts Inc. (1)                          2,020       14,564
Zale Corp. (1)                                                4,703      188,120
                                                                      ----------
                                                                       6,413,531
                                                                      ----------
SEMICONDUCTORS (1.82%)
Alliance Semiconductor Corp. (1)                              3,000       14,520
Axcelis Technologies Inc. (1)                                15,734       96,292
Brooks Automation Inc. (1)                                    7,314       82,941
ChipPAC Inc. Class A (1)                                      7,625       58,484
Cirrus Logic Inc. (1)                                         9,582       38,520
Cohu Inc.                                                     3,820       59,592
Conexant Systems Inc. (1)                                    40,327      165,341
Credence Systems Corp. (1)                                    9,561       80,982
Entegris Inc. (1)                                             7,717      103,716
Genesis Microchip Inc. (1)                                    4,862       65,831
GlobeSpanVirata Inc. (1)                                     17,845      147,221
Integrated Silicon Solution Inc. (1)                          4,745       32,930
IXYS Corp. (1)                                                2,173       17,319
Kopin Corp. (1)                                              10,654       65,202
Lattice Semiconductor Corp. (1)                              14,730      121,228
LTX Corp. (1)                                                 7,510       64,736
Microtune Inc. (1)                                            5,010       16,032
Monolithic System Technology Inc. (1)                         3,124       28,303
Mykrolis Corp. (1)                                            6,788       68,898
OmniVision Technologies Inc. (1)                              3,285      102,492
ON Semiconductor Corp. (1)                                    3,780       10,206
ParthusCeva Inc. (1)                                          2,020       16,463
Pericom Semiconductor Corp. (1)                               3,021       28,095
Pixelworks Inc. (1)                                           5,197       30,870
Skyworks Solutions Inc. (1)                                  20,997      142,150

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
Transmeta Corp. (1)                                          10,800   $   17,280
TriQuint Semiconductor Inc. (1)                              19,772       82,252
Varian Semiconductor Equipment Associates Inc. (1)            4,642      138,146
Veeco Instruments Inc. (1)                                    4,082       69,516
Virage Logic Corp. (1)                                        1,190        8,616
Vitesse Semiconductor Corp. (1)                              31,103      153,027
White Electronic Designs Corp. (1)                            2,831       29,980
                                                                      ----------
                                                                       2,157,181
                                                                      ----------
SOFTWARE (4.53%)
Akamai Technologies Inc. (1)                                 15,828       75,658
Alico Inc.                                                      608       15,012
Alloy Inc. (1)                                                4,965       32,024
Altiris Inc. (1)                                              1,471       29,494
American Management Systems Inc. (1)                          6,164       88,022
Ansoft Corp. (1)                                                659        6,999
Ariba Inc. (1)                                               39,363      116,908
Ascential Software Corp. (1)                                  9,153      150,475
AsiaInfo Holdings Inc. (1)                                    4,664       38,245
@Road Inc. (1)                                                4,129       45,089
Atari Inc. (1)                                                1,493        6,644
Avid Technology Inc. (1)                                      4,373      153,361
Borland Software Corp. (1)                                   11,191      109,336
BroadVision Inc. (1)                                          4,068       23,147
Centillium Communications Inc. (1)                            4,969       49,243
CNET Networks Inc. (1)                                       18,747      116,794
Computer Horizons Corp. (1)                                   4,749       21,560
Computer Programs & Systems Inc.                              1,447       28,954
Concord Communications Inc. (1)                               2,923       40,133
CSG Systems International Inc. (1)                            7,734      109,281
DigitalThink Inc. (1)                                         3,412       10,748
Documentum Inc. (1)                                           7,309      143,768
EarthLink Inc. (1)                                           19,251      151,890
eFunds Corp. (1)                                              7,653       88,239
Embarcadero Technologies Inc. (1)                             2,027       14,189
EPIQ Systems Inc. (1)                                         1,824       31,318
eResearch Technology Inc. (1)                                 2,666       59,079
eSpeed, Inc. (1)                                              4,038       79,791
eUniverse Inc. (1)(2)                                         9,962       36,062
F5 Networks Inc. (1)                                          3,624       61,064
FileNET Corp. (1)                                             5,926      106,905
FindWhat.com (1)                                              1,837       35,105
Homestore.com Inc. (1)                                        7,600       13,452
Identix Inc. (1)                                             12,917       82,023
IMPAC Medical Systems Inc. (1)                                  963       20,107
Informatica Corp. (1)                                        10,435       72,106
InfoSpace Inc. (1)                                            4,192       56,885
Interland Inc. (1)                                           12,300       12,054
Inter-Tel Inc.                                                3,184       67,564
JDA Software Group Inc. (1)                                   4,404       49,281
Kana Software Inc. (1)                                        3,657   $   11,081
Keane Inc. (1)                                                9,419      128,381
Lawson Software Inc. (1)                                      5,361       41,655
Legato Systems Inc. (1)                                      14,310      120,061
Magma Design Automation Inc. (1)                              3,940       67,571
ManTech International Corp. Class A (1)                       1,955       37,497
Manugistics Group Inc. (1)                                    9,708       39,900
MatrixOne Inc. (1)                                            8,561       49,140
Micromuse Inc. (1)                                           10,263       82,001
MicroStrategy Inc. Class A (1)                                1,482       53,989
MRO Software Inc. (1)                                         2,417       20,859
NDCHealth Corp.                                               5,846      107,274
Neoforma Inc. (1)                                             2,175       23,751
Net2Phone Inc. (1)                                            4,125       17,861
Netegrity Inc. (1)                                            3,805       22,221
NetIQ Corp. (1)                                               8,322      128,658
Omnicell Inc. (1)                                             2,500       25,600
Openwave Systems Inc. (1)                                    18,300       35,685
OPNET Technologies Inc. (1)                                   1,956       23,844
Opsware Inc. (1)                                              6,983       28,072
Overture Services Inc. (1)                                    9,826      178,145
Parametric Technology Corp. (1)                              27,500       83,875
PDF Solutions Inc. (1)                                        1,866       21,552
Pegasystems Inc. (1)                                          1,064        7,842
Per-Se Technologies Inc. (1)                                  5,410       60,754
Pinnacle Systems Inc. (1)                                     9,750      104,325
Portal Software Inc. (1)                                     14,680       29,360
PracticeWorks Inc. (1)                                        3,526       68,052
ProQuest Co. (1)                                              3,661       94,454
Pumatech Inc. (1)                                             5,178       17,605
Quality Systems Inc. (1)                                        415       11,408
Raindance Communications Inc. (1)                             4,400       10,956
Register.com (1)                                              4,471       26,200
Renaissance Learning Inc. (1)                                 1,966       43,055
Roxio Inc. (1)                                                3,109       20,799
SAFLINK Corp. (1)                                             5,316       33,703
Schawk Inc.                                                   1,100       11,528
SeaChange International Inc. (1)                              3,499       33,380
SeeBeyond Technology Corp. (1)                                5,300       12,243
SERENA Software Inc. (1)                                      3,529       73,686
Sohu.com Inc. (1)                                             2,709       92,539
SpeechWorks International Inc. (1)                            4,767       22,405
SPSS Inc. (1)                                                 2,106       35,254
Stellent Inc. (1)                                             2,380       12,852
SupportSoft Inc. (1)                                          3,764       24,428
Sybase Inc. (1)                                              12,904      179,495
Synplicity Inc. (1)                                           1,650        8,630
TIBCO Software Inc. (1)                                      13,068       66,516
TradeStation Group Inc. (1)                                   2,836       29,097
TriZetto Group Inc. (The) (1)                                 5,047       30,484
Ulticom Inc. (1)                                              1,640       15,580
ValueClick Inc. (1)                                           9,554       57,611

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Vastera Inc. (1)                                              4,769   $   28,471
Verint Systems Inc. (1)                                       1,027       26,096
Vignette Corp. (1)                                           23,500       48,880
VitalWorks Inc. (1)                                           4,300       16,985
Vitria Technology Inc. (1)                                    7,903       44,731
webMethods Inc. (1)                                           7,985       64,918
Websense Inc. (1)                                             3,827       59,931
Wind River Systems Inc. (1)                                  10,414       39,677
                                                                      ----------
                                                                       5,360,612
                                                                      ----------
TELECOMMUNICATION EQUIPMENT (0.89%)
Andrew Corp. (1)                                             14,631      134,605
Arris Group Inc. (1)                                          8,298       41,158
Avanex Corp. (1)                                              8,757       35,028
CommScope Inc. (1)                                            8,225       78,138
Handspring Inc. (1)                                           6,760        7,639
Harmonic Inc. (1)                                             9,030       36,752
Ixia (1)                                                      2,900       18,647
KVH Industries Inc. (1)                                       1,536       37,985
New Focus Inc. (1)                                            6,720       25,133
Oplink Communications Inc. (1)                                9,340       17,466
Proxim Corp. Class A (1)                                     12,067       17,618
RF Micro Devices Inc. (1)                                    25,243      151,963
Sonus Networks Inc. (1)                                      31,033      156,096
Stratex Networks Inc. (1)                                     8,060       25,792
Sycamore Networks Inc. (1)                                   22,952       87,906
Symmetricom Inc. (1)                                          4,431       19,496
Terayon Communication Systems Inc. (1)                        6,110       16,680
Tollgrade Communications Inc. (1)                             2,444       45,581
Viasat Inc. (1)                                               3,373       48,369
WilTel Communications Inc. (1)                                3,531       52,047
                                                                      ----------
                                                                       1,054,099
                                                                      ----------
TELECOMMUNICATIONS (2.13%)
Adaptec Inc. (1)                                             15,586      121,259
Aether Systems Inc. (1)                                       6,432       31,517
Allen Telecom Inc. (1)                                        4,342       71,730
Anaren Inc. (1)                                               3,402       31,877
Anixter International Inc. (1)                                5,148      120,618
Applied Signal Technology Inc.                                1,311       22,287
Aspect Communications Corp. (1)                               5,170       20,008
Audiovox Corp. Class A (1)                                    2,200       24,618
Boston Communications Group Inc. (1)                          2,374       40,667
Catapult Communications Corp. (1)                               640        6,797
C-COR.net Corp. (1)                                           4,909       24,054
Charter Communications Inc. Class A (1)                      38,484      152,781
Commonwealth Telephone Enterprises Inc. (1)                   2,992      131,558
Comtech Telecommunications Corp. (1)                          1,271       35,893
CT Communications Inc.                                        2,443   $   26,262
D&E Communications Inc.                                       1,443       16,522
Ditech Communications Corp. (1)                               3,506       17,460
Dobson Communications Corp. Class A (1)                       4,451       23,457
EMS Technologies Inc. (1)                                     1,656       21,975
Finisar Corp. (1)                                            13,200       20,460
General Communication Inc. Class A (1)                        6,724       58,230
Golden Telecom Inc. (1)                                       1,915       42,973
Hickory Tech Corp.                                            1,400       15,680
Hungarian Telephone and Cable Corp. (1)                         757        6,927
Inet Technologies Inc. (1)                                    2,083       20,768
Infonet Services Corp. Class B (1)                            6,000        9,540
InterVoice-Brite Inc. (1)                                     4,556       22,507
Intrado Inc. (1)                                              3,058       48,286
Itron Inc. (1)                                                3,794       81,799
Lightbridge Inc. (1)                                          3,893       34,103
MarketWatch.com Inc. (1)                                        868        7,256
MasTec Inc. (1)                                               3,965       22,838
Metro One Telecommunications Inc. (1)                         2,898       14,954
MRV Communications Inc. (1)                                   6,333       12,729
Newport Corp. (1)                                             6,291       93,107
NII Holdings Inc. Class B (1)                                 1,426       54,573
North Pittsburgh Systems Inc.                                 2,208       33,275
Plantronics Inc. (1)                                          6,420      139,121
Powerwave Technologies Inc. (1)                               9,925       62,230
Price Communications Corp. (1)                                7,032       90,783
Primus Telecommunications Group Inc. (1)                      7,916       40,688
PTEK Holdings Inc. (1)                                        6,154       29,847
RCN Corp. (1)                                                 6,120       12,118
SpectraLink Corp. (1)                                         2,500       24,700
Standard Microsystems Corp. (1)                               2,254       34,193
TALX Corp.                                                    2,567       57,989
Tekelec (1)                                                   7,437       84,038
Time Warner Telecom Inc. Class A (1)                          7,337       46,737
Triton PCS Holdings Inc. Class A (1)                          3,223       16,276
United Online Inc. (1)                                        4,418      111,952
Warwick Valley Telephone Co.                                    268       21,987
WebEx Communications Inc. (1)                                 4,108       57,307
Westell Technologies Inc. Class A (1)                         6,933       59,970
Western Wireless Corp. Class A (1)                            8,070       93,047
                                                                      ----------
                                                                       2,524,328
                                                                      ----------
TELEPHONE (0.28%)
Cincinnati Bell Inc. (1)                                     29,413      197,067
Focal Communications Corp. Warrants
   (Expires 12/14/2007) (1)(2)                                   14           --
Shenandoah Telecommunications Co.                               400       19,184

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                           Shares       Value
                                                           ------   ------------
COMMON STOCKS (Cont.)

TELEPHONE (Cont.)
SureWest Communications                                     2,076   $     62,799
TALK America Holdings Inc. (1)                              4,356         47,524
                                                                    ------------
                                                                         326,574
                                                                    ------------
TEXTILES (0.51%)
Angelica Corp.                                              1,962         33,256
G&K Services Inc. Class A                                   2,847         84,271
Guess ? Inc. (1)                                            1,500          9,000
Interface Inc. Class A                                      4,300         19,952
Kellwood Co.                                                3,888        122,977
Maxwell Shoe Co. Inc. Class A (1)                           2,061         29,678
Nautica Enterprises Inc. (1)                                3,449         44,251
Perry Ellis International Inc. (1)                            463          9,038
Shoe Carnival Inc. (1)                                      1,465         21,623
Steven Madden Ltd. (1)                                      1,550         33,852
UniFirst Corp.                                              1,644         36,004
Vans Inc. (1)                                               3,135         28,152
Wolverine World Wide Inc.                                   6,753        130,063
                                                                    ------------
                                                                         602,117
                                                                    ------------
TOBACCO (0.19%)
Universal Corp.                                             3,429        145,047
Vector Group Ltd.                                           4,253         74,428
                                                                    ------------
                                                                         219,475
                                                                    ------------
TOYS / GAMES / HOBBIES (0.21%)
Action Performance Companies Inc.                           2,529         48,051
Boyds Collection Ltd. (The) (1)                             2,780         13,094
Department 56 Inc. (1)                                      2,049         31,411
Jakks Pacific Inc. (1)                                      3,727         49,532
Multimedia Games Inc. (1)                                   1,474         37,587
RC2 Corp. (1)                                               1,823         31,009
Topps Co. (The) (1)                                         3,900         33,501
                                                                    ------------
                                                                         244,185
                                                                    ------------
TRANSPORTATION (1.50%)
Airborne Inc.                                               7,492        156,583
Alexander & Baldwin Inc.                                    5,763        152,892
Arctic Cat Inc.                                             2,000         38,320
Arkansas Best Corp.                                         3,033         72,155
Covenant Transport Inc. Class A (1)                           700         11,900
Dollar Thrifty Automotive Group Inc. (1)                    3,276         60,770
EGL Inc. (1)                                                5,337         81,122
Florida East Coast Industries Inc.                          3,193         81,581
Forward Air Corp. (1)                                       1,938         49,167
Genesee & Wyoming Inc. Class A (1)                          1,894         38,960
GulfMark Offshore Inc. (1)                                  1,900         32,072
Heartland Express Inc. (1)                                  4,262         94,830
Kansas City Southern Industries Inc. (1)                    8,904        107,115
Kirby Corp. (1)                                             2,983         84,121
Landstar System Inc. (1)                                    2,103        132,174
Maritrans Inc.                                                965   $     14,137
Offshore Logistics Inc. (1)                                 2,753         59,878
Old Dominion Freight Line Inc. (1)                          1,329         28,733
Overseas Shipholding Group Inc.                             3,282         72,237
P.A.M. Transportation Services Inc. (1)                       444         11,153
Pacer International Inc. (1)                                2,887         54,449
RailAmerica Inc. (1)                                        5,860         49,517
Roadway Corp.                                               1,680         47,930
SCS Transportation Inc. (1)                                 2,414         30,489
Seabulk International Inc. (1)                                814          7,220
USF Corp.                                                   4,072        109,822
Yellow Corp. (1)                                            4,248         98,341
                                                                    ------------
                                                                       1,777,668
                                                                    ------------
TRUCKING & LEASING (0.10%)
GATX Corp.                                                  6,155        100,634
Interpool Inc.                                                900         14,778
                                                                    ------------
                                                                         115,412
                                                                    ------------
WATER (0.19%)
American States Water Co.                                   2,070         56,511
California Water Service Group                              2,374         66,757
Connecticut Water Service Inc.                                950         24,273
Middlesex Water Co.                                           974         23,999
SJW Corp.                                                     310         26,428
Southwest Water Co.                                         1,601         22,366
                                                                    ------------
                                                                         220,334
                                                                    ------------
TOTAL COMMON STOCKS
(Cost: $109,746,937)                                                 109,634,553
                                                                    ------------

EXCHANGE-TRADED FUNDS (4.02%)
iShares Russell 2000 Index Fund (3)                        53,510      4,757,039
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,800,461)                                                     4,757,039
                                                                    ------------

                                                         Shares or
                                                          principal
                                                           amount       Value
                                                         ----------   ----------
SHORT TERM INSTRUMENTS (16.98%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (4)                              12,504,950   12,504,950
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional Shares (4)            2,772,535    2,772,535

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                      Shares or
                                                      principal
                                                        amount        Value
                                                      ---------   ------------
SHORT TERM INSTRUMENTS (Cont.)
BlackRock Temp Cash Money Market Fund (4)               139,817   $    139,817
Short Term Investment Co. - Liquid Assets Money
   Market Portfolio (4)                                 727,013        727,013
Short Term Investment Co. - Prime Money Market
   Portfolio, Institutional Shares (4)                  308,059        308,059
Abbey National Treasury Services PLC,
   Time Deposit,
   1.38%, 07/01/2003 (4)                               $184,836        184,836
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (4)                                154,007        154,007
   1.17%, 08/15/2003 (4)                                231,058        231,058
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (4)                                123,224        123,224
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                                135,539        135,539
   1.31%, 05/24/2004 (4)                                308,029        308,029
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                308,013        308,013
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                                154,030        154,030
HBOS Treasury Services PLC, Floating Rate Note,
   1.27%, 06/24/2004 (4)                                308,059        308,059
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                                 61,612         61,612
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                                154,022        154,022
   1.22%, 04/13/2004 (4)                                154,022        154,022
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                                153,999        153,999
   1.08%, 03/29/2004 (4)                                154,030        154,030
   1.29%, 05/04/2004 (4)                                154,022        154,022
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                                308,044        308,044
U.S. Treasury Bill,
   0.85% (5), 09/25/2003 (6)                            250,000        249,488
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                                154,030        154,030
   1.14%, 05/17/2004 (4)                                184,836        184,836
                                                                  ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $20,087,303)                                                 20,087,274
                                                                  ------------
REPURCHASE AGREEMENTS (0.18%)
Bank of America NA Repurchase Agreement,
   dated 06/30/2003, due 07/01/2003, with an
   effective yield of 1.30% (4)                        $154,030   $    154,030
Merrill Lynch Government Securities Inc. Repurchase
   Agreement, dated 06/30/2003, due 07/01/2003,
   with an effective yield of 1.38% (4)                  61,612         61,612
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $215,642)                                                       215,642
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES (113.86%)
(Cost $133,850,343)                                                134,694,508

OTHER ASSETS, NET OF LIABILITIES (-13.86%)                         (16,396,754)
                                                                  ------------
NET ASSETS ( 100.00%)                                             $118,297,754
                                                                  ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Non-controlled affiliated issuer. See Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.
(5)  Yield to Maturity.
(6) The U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index fututes contracts. See Note 1.

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (97.36%)

AUSTRALIA (4.83%)
Alumina Ltd.                                                 23,078   $   62,992
Amcor Ltd.                                                   16,544       90,093
AMP Ltd.                                                     26,150       87,161
Australia and New Zealand Banking Group Ltd.                 27,874      347,890
Australian Gas & Light Co. Ltd.                               8,818       64,756
BHP Steel                                                    18,682       46,608
Boral Ltd.                                                   14,687       49,840
Brambles Industries Ltd.                                     20,573       63,054
Broken Hill Proprietary Co. Ltd.                             70,330      407,521
Coca-Cola Amatil Ltd.                                         9,429       36,108
Cochlear Ltd.                                                 1,365       29,569
Coles Myer Ltd.                                              22,151      103,989
Commonwealth Bank of Australia                               23,080      457,393
Commonwealth Property Office Fund                            76,841       61,840
CSL Ltd.                                                      4,107       32,915
CSR Ltd.                                                     28,582       37,187
Foster's Group Ltd.                                          40,049      113,076
Gandel Retail Trust                                          63,673       56,794
General Property Trust                                       39,894       78,124
Insurance Australia Group Ltd.                               34,206       77,997
James Hardie Industries NV                                    9,568       45,174
John Fairfax Holdings Ltd.                                   22,819       44,074
Lend Lease Corp. Ltd.                                         7,461       41,781
Macquarie Bank Ltd.                                           4,319       83,420
Macquarie Infrastructure Group                               35,504       85,481
Mayne Nickless Ltd.                                          17,615       32,369
Mirvac Group                                                 22,744       67,725
National Australia Bank Ltd.                                 28,172      632,934
Newcrest Mining Ltd.                                          7,097       36,411
News Corp. Ltd.                                              27,159      203,999
Orica Ltd.                                                    6,721       48,816
Origin Energy Ltd.                                           16,929       45,981
Patrick Corp. Ltd.                                            4,614       38,834
QBE Insurance Group Ltd.                                     11,480       71,755
Rinker Group Ltd.                                            19,958       70,137
Rio Tinto Ltd.                                                5,897      115,520
Santos Ltd.                                                  16,612       65,731
Southcorp Ltd.                                               15,121       28,597
Stockland Trust Group                                        23,384       78,569
Suncorp-Metway Ltd.                                          10,142       78,900
TABCORP Holdings Ltd.                                         9,579       69,188
Telstra Corp. Ltd.                                           41,030      121,074
Transurban Group                                             10,502       33,596
Wesfarmers Ltd.                                               7,147      121,266
Westfield Holdings Ltd.                                       8,786       86,028
Westfield Trust                                              40,869       94,560
Westpac Banking Corp. Ltd.                                   31,494      343,224
WMC Resources Ltd. (1)                                       23,719       55,834
Woodside Petroleum Ltd.                                      10,323       85,708
Woolworths Ltd.                                              19,082      160,223
                                                                      ----------
                                                                       5,391,816
                                                                      ----------
AUSTRIA (0.17%)
Erste Bank der Oesterreichischen Sparkassen AG                  627   $   55,405
Immofinanz Immobillien Anlagen AG (1)                         5,100       36,721
OMV AG                                                          406       48,777
Telekom Austria AG (1)                                        4,492       50,965
                                                                      ----------
                                                                         191,868
                                                                      ----------
BELGIUM (1.00%)
AGFA Gevaert NV                                               2,333       49,537
Colruyt NV                                                      536       37,054
Delhaize-Le Lion SA                                           1,824       55,507
Dexia Group                                                  11,712      148,079
Electrabel SA                                                   564      143,718
Fortis Group                                                 19,367      336,270
Groupe Bruxelles Lambert SA                                   1,413       63,931
Interbrew SA                                                  3,070       68,217
KBC Bankverzekerings Holding NV                               1,801       70,711
Solvay SA                                                     1,222       84,197
UCB SA                                                        2,010       55,073
                                                                      ----------
                                                                       1,112,294
                                                                      ----------
DENMARK (0.73%)
AP Moller - Maersk A/S                                           24      129,828
Danisco A/S                                                   1,188       46,546
Danske Bank A/S                                               9,894      192,678
Group 4 Falck A/S                                             1,800       29,907
H. Lundbeck A/S                                               1,494       30,249
ISS A/S                                                       1,038       37,059
Novo Nordisk A/S Class B                                      4,895      171,360
Novozymes A/S Class B                                         1,723       47,934
TDC A/S                                                       2,439       72,943
Topdanmark A/S (1)                                              765       27,963
Vestas Wind Systems A/S                                       2,382       27,244
                                                                      ----------
                                                                         813,711
                                                                      ----------
FINLAND (1.85%)
Fortum OYJ                                                    8,554       68,564
Instrumentarium Corp.                                         1,071       40,709
Kone Corp. Class B                                            1,058       44,346
Metso Corp.                                                   2,294       20,416
Nokia OYJ                                                    90,385    1,488,401
Outokumpu OYJ                                                 3,091       27,154
Sampo OYJ Class A                                             5,653       41,482
Stora Enso OYJ Class R                                       12,206      136,383
TietoEnator OYJ                                               2,065       34,764
UPM-Kymmene OYJ                                               9,571      139,694
Uponor OYJ                                                    1,139       26,421
                                                                      ----------
                                                                       2,068,334
                                                                      ----------

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS (Cont.)

FRANCE (9.47%)
Accor SA                                                     3,834   $   138,687
Alcatel SA Class A (1)                                      23,175       208,912
Alstom (1)                                                   5,971        20,570
Autoroutes du Sud de la France SA                            1,586        46,352
Aventis SA                                                  12,725       700,097
AXA AG                                                      25,939       402,423
BIC SA                                                         943        36,710
BNP Paribas SA                                              14,866       755,408
Bouygues SA                                                  3,823       105,539
Business Objects SA (1)                                      1,362        30,374
Cap Gemini SA (1)                                            1,982        70,375
Carrefour SA                                                10,822       530,403
CNP Assurances                                                 649        27,426
Compagnie de Saint-Gobain SA                                 5,697       224,200
Compagnie Generale des Etablissements Michelin Class B       2,665       104,052
Credit Agricole SA                                           5,897       112,074
Dassault Systemes SA                                           842        27,654
Essilor International SA                                     2,004        80,729
Etablissements Economiques du Casino Guichard-Perrachon SA     725        56,614
European Aeronautic Defence and Space Co.                    5,182        63,554
France Telecom SA (1)                                       14,420       353,705
Gecina SA                                                      487        56,484
Groupe Danone                                                2,274       314,667
Groupe Wanadoo SA (1)                                        7,041        47,139
Hermes International                                           150        21,135
Imerys SA                                                      145        21,114
Lafarge SA                                                   3,093       181,154
Lagardere S.C.A.                                             2,464       107,098
L'Air Liquide SA                                             1,882       279,010
L'Oreal SA                                                   6,415       452,313
LVMH Moet Hennessy Louis Vuitton SA                          4,128       204,737
Pechiney SA Class A                                          1,422        51,046
Pernod-Ricard SA                                             1,071        95,562
Pinault-Printemps-Redoute SA                                 1,294        97,479
PSA Peugeot Citroen                                          3,538       171,859
Publicis Groupe                                              1,884        50,561
Renault SA                                                   2,900       153,323
Sagem SA                                                       392        31,511
Sanofi-Synthelabo SA                                         6,824       399,653
Schneider Electric SA                                        3,857       181,331
Societe Generale Class A                                     5,977       378,876
Societe Television Francaise 1                               2,389        73,523
Sodexho Alliance SA                                          1,860        50,194
STMicroelectronics NV                                       10,754       225,499
Suez SA                                                     14,819       235,861
Technip-Coflexip SA                                            455        39,814
Thales/Ex Thomson CSF                                        1,535        45,566
Thomson SA                                                   3,548        54,718
Total SA                                                    12,228     1,847,930
Union du Credit Bail Immobilier                                914   $    67,699
Valeo SA                                                     1,606        55,696
Veolia Environment                                           4,419        90,835
Vinci SA                                                     1,339        90,336
Vivendi Universal SA (1)                                    16,747       304,818
                                                                     -----------
                                                                      10,574,399
                                                                     -----------
GERMANY (6.06%)
Adidas-Salomon AG                                              888        75,940
Allianz AG                                                   4,989       414,674
Altana AG                                                    1,432        90,345
BASF AG                                                     10,287       439,446
Bayer AG                                                    12,452       288,559
Bayerische Hypo-Und Vereinsbank AG (1)                       6,571       108,584
Beiersdorf AG                                                  543        72,582
Celesio AG                                                     722        28,372
Commerzbank AG                                               8,117       113,532
Continental AG                                               2,474        51,934
DaimlerChrysler AG                                          16,140       563,445
Deutsche Bank AG                                             9,675       627,509
Deutsche Boerse AG                                           1,871        99,113
Deutsche Lufthansa AG                                        4,137        48,457
Deutsche Post AG                                             7,817       114,811
Deutsche Telekom AG (1)                                     39,391       601,169
E.ON AG                                                     10,894       560,078
Fresenius Medical Care AG                                      705        34,893
Heidelberger Zement AG (1)                                     980        21,637
Infineon Technologies AG (1)                                 7,888        76,270
Karstadtquelle AG                                            1,325        28,362
Linde AG                                                     1,734        64,198
MAN AG                                                       2,250        38,033
Marschollek, Lautenschlaeger und Partner AG (1)              1,661        24,796
Merck KGaA                                                   1,198        34,806
Metro AG                                                     2,806        90,707
Muenchener Rueckversicherungs- Gesellschaft AG               2,116       215,727
RWE AG                                                       6,675       201,519
SAP AG                                                       3,824       450,986
Schering AG                                                  3,349       163,755
Siemens AG                                                  14,861       729,044
ThyssenKrupp AG                                              6,499        74,930
TUI AG                                                       3,016        44,851
Volkswagen AG                                                4,262       180,158
                                                                     -----------
                                                                       6,773,222
                                                                     -----------
GREECE (0.36%)
Alpha Bank AE                                                4,100        71,471
Coca-Cola Hellenic Bottling Co. SA                           2,640        44,080
Commercial Bank of Greece                                    2,100        36,800
EFG Eurobank Ergasias                                        4,460        67,298

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                            -------   ----------
COMMON STOCKS (Cont.)

GREECE (Cont.)
Hellenic Telecommunications Organization SA                   6,060   $   71,678
National Bank of Greece SA                                    4,961       83,973
Public Power Corp.                                            1,654       29,820
                                                                      ----------
                                                                         405,120
                                                                      ----------
HONG KONG (1.48%)
Bank of East Asia Ltd.                                       30,600       60,430
BOC Hong Kong Holdings Ltd.                                  56,500       56,876
Cathay Pacific Airways Ltd.                                  21,000       28,276
Cheung Kong (Holdings) Ltd.                                  31,000      186,442
CLP Holdings Ltd.                                            37,700      164,856
Esprit Holdings Ltd.                                         14,500       35,422
Hang Seng Bank Ltd.                                          13,700      144,938
Henderson Land Development Co. Ltd.                          13,000       37,342
Hong Kong & China Gas Co. Ltd.                               73,672       93,057
Hong Kong Exchanges & Clearing Ltd.                          24,000       34,470
Hongkong Electric Holdings Ltd.                              27,500      107,910
Hutchison Whampoa Ltd.                                       38,700      235,729
Johnson Electric Holdings Ltd.                               35,000       43,312
Li & Fung Ltd.                                               40,000       51,551
MTR Corp. Ltd.                                               32,500       37,301
New World Development Co. Ltd.                               36,000       13,965
PCCW Ltd. (1)                                                41,118       25,441
Shangri-La Asia Ltd.                                         30,000       19,043
Sun Hung Kai Properties Ltd.                                 25,000      126,312
Swire Pacific Ltd. Class A                                   18,500       80,897
Television Broadcasts Ltd.                                    8,000       28,673
Wharf Holdings Ltd.                                          24,000       46,165
                                                                      ----------
                                                                       1,658,408
                                                                      ----------
IRELAND (0.77%)
Allied Irish Banks PLC                                       16,738      251,604
Bank of Ireland                                              18,631      225,716
CRH PLC                                                       9,838      154,210
DCC PLC                                                       1,955       26,267
Elan Corporation PLC (1)                                      6,400       33,073
Irish Life & Permanent PLC                                    5,332       57,556
Kerry Group PLC Class A (1)                                   4,003       61,874
Ryanair Holdings PLC (1)                                      6,364       45,822
                                                                      ----------
                                                                         856,122
                                                                      ----------
ITALY (3.79%)
Alleanza Assicurazioni SpA                                    8,727       82,979
Arnoldo Mondadori Editore SpA                                 3,573       25,931
Assicurazioni Generali SpA                                   17,356      402,203
Autogrill SpA (1)                                             3,616       39,448
Banca Fideuram SpA                                            6,542       35,684
Banca Intesa SpA                                             66,270      211,942
Banca Monte dei Paschi di Siena SpA                          20,185       55,051
Banca Nazionale del Lavoro SpA (1)                           34,342       57,578
Banca Popolare di Milano SCRL                                 9,594       41,976
Banca Popolare di Verona e Novara SCRL                        6,893   $   94,195
Benetton Group SpA                                            1,637       16,975
Bulgari SpA                                                   3,676       20,473
Capitalia SpA (1)                                            23,732       41,833
Enel SpA                                                     39,130      243,997
Eni SpA                                                      48,040      726,546
Fiat SpA (1)                                                  4,995       36,366
Fineco SpA (1)                                               32,974       17,721
Finmeccanica SpA                                            117,916       75,558
Gruppo Editoriale L'Espresso SpA                              4,516       17,892
Luxottica Group SpA                                           3,167       43,242
Mediaset SpA                                                 11,539       97,658
Mediobanca SpA                                                8,480       84,623
Parmalat Finanziaria SpA                                     11,566       36,392
Pirelli SpA (1)                                              23,821       24,127
Riunione Adriatica di Sicurta SpA                             5,886       89,289
Sanpaolo IMI SpA                                             19,421      180,424
Seat-Pagine Gialle SpA (1)                                   95,859       66,598
Snam Rete Gas SpA                                            16,243       63,792
Telecom Italia Mobile SpA                                    70,943      349,495
Telecom Italia SpA                                           37,327      204,463
Telecom Italia SpA Class A                                   44,026      398,391
Tiscali SpA (1)                                               3,079       15,734
Unicredito Italiano SpA                                      69,070      329,164
                                                                      ----------
                                                                       4,227,740
                                                                      ----------
JAPAN (20.02%)
Acom Co. Ltd.                                                 1,500       54,216
Advantest Corp.                                               1,300       57,597
AEON Co. Ltd.                                                 4,500      103,061
AIFUL Corp.                                                     900       38,376
Ajinomoto Co. Inc.                                           11,000      105,351
Alps Electric Co. Ltd.                                        3,000       38,426
Amada Co. Ltd.                                                5,000       16,073
Aoyama Trading Co. Ltd.                                       1,400       18,655
Asahi Breweries Ltd.                                          8,000       48,303
Asahi Glass Co. Ltd.                                         14,000       86,862
Asahi Kasei Corp.                                            24,000       68,557
Bandai Co. Ltd.                                                 700       26,700
Bank of Fukuoka Ltd.                                         11,000       42,232
Bank of Yokohama Ltd.                                        18,000       58,763
Benesse Corp.                                                 1,500       25,859
Bridgestone Corp.                                            12,000      162,898
Canon Inc.                                                   16,000      734,208
Casio Computer Co. Ltd.                                       5,000       31,938
Central Glass Co. Ltd.                                        4,000       23,519
Central Japan Railway Co.                                        15      107,433
Chiba Bank Ltd. (The)                                        15,000       53,217
Chubu Electric Power Co. Inc.                                11,400      207,920
Chugai Pharmaceutical Co. Ltd.                                5,200       59,070
Citizen Watch Co. Ltd.                                        7,000       37,602

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Credit Saison Co. Ltd.                                          2,500   $ 40,995
CSK Corp.                                                       1,400     38,126
Dai Nippon Printing Co. Ltd.                                   12,000    126,921
Daido Life Insurance Co. Ltd.                                      23     49,802
Daiichi Pharmaceutical Co. Ltd.                                 5,500     71,639
Daikin Industries Ltd.                                          4,000     73,454
Dainippon Ink & Chemical Inc.                                  14,000     28,332
Daito Trust Construction Co. Ltd.                               1,600     33,646
Daiwa House Industry Co. Ltd.                                   9,000     61,911
Daiwa Securities Group Inc.                                    22,000    126,421
Denki Kagaku Kogyo Kabushiki Kaisha                            10,000     27,733
Denso Corp.                                                     8,800    139,466
Dowa Mining Co. Ltd.                                            5,000     19,196
East Japan Railway Co.                                             63    280,175
Ebara Corporation                                               7,000     24,601
Eisai Co. Ltd.                                                  4,400     90,510
FamilyMart Co. Ltd.                                             1,400     25,009
Fanuc Ltd.                                                      2,200    109,015
Fast Retailing Co. Ltd.                                         1,100     33,987
Fuji Electric Co. Ltd.                                         10,000     21,903
Fuji Photo Film Co. Ltd.                                        9,000    260,088
Fujisawa Pharmaceutical Co. Ltd.                                5,000     93,691
Fujitsu Ltd.                                                   32,000    131,118
Furukawa Electric Co. Ltd.                                     13,000     42,440
Gunma Bank Ltd.                                                 9,000     40,924
Heavy Industries Co. Ltd.                                      24,000     26,983
Hirose Electric Co. Ltd.                                          600     49,619
Hitachi Ltd.                                                   53,000    224,668
Honda Motor Co. Ltd.                                           14,500    549,448
Hoya Corp.                                                      2,100    144,635
Isetan Co. Ltd.                                                 3,700     24,929
Itochu Corp.                                                   26,000     65,392
Ito-Yokado Co. Ltd.                                             7,000    167,604
JAFCO Co. Ltd.                                                    500     28,316
Japan Airlines System Corp.                                    15,000     32,730
Japan Tobacco Inc.                                                 14     75,669
JFE Holdings Inc.                                               9,100    136,415
JGC Corp.                                                       4,000     26,917
Joyo Bank Ltd.                                                 16,000     44,639
JSR Corp.                                                       4,000     48,603
Kajima Corp.                                                   14,000     33,229
Kaneka Corp.                                                    7,000     43,140
Kansai Electric Power Co. Inc.                                 12,300    194,014
Kao Corp.                                                      10,000    186,134
Kawasaki Heavy Industries Ltd.                                 24,000     24,585
Kawasaki Kisen Kaisha Ltd.                                     12,000     28,982
Keihin Electric Express Railway Co. Ltd.                       10,000     48,886
Keio Electric Railway Co. Ltd.                                 11,000     50,202
Keyence Corp.                                                     650    119,092
Kinden Corp.                                                    5,000     16,781
Kinki Nippon Railway Co. Ltd. (1)                              27,000     70,156
Kirin Brewery Co. Ltd.                                         13,000     91,376
Komatsu Ltd.                                                   20,000   $ 76,619
Konami Company Ltd.                                             1,600     28,649
Konica Corp.                                                    6,000     68,307
Kubota Corp.                                                   21,000     57,014
Kuraray Co. Ltd.                                                8,000     52,501
Kurita Water Industries Ltd.                                    3,100     34,311
Kyocera Corp.                                                   3,000    171,643
Kyowa Hakko Kogyo Co. Ltd.                                      7,000     37,776
Kyushu Electric Power Co. Inc.                                  7,700    119,853
Lawson Inc.                                                     1,300     35,728
Mabuchi Motor Co. Ltd.                                            600     45,871
Makita Corp.                                                    3,000     24,360
Marubeni Corp.                                                 27,000     35,078
Marui Co. Ltd.                                                  7,200     63,980
Matsushita Electric Industrial Co. Ltd.                        39,000    386,184
Matsushita Electric Works Ltd.                                  8,000     47,370
Meiji Dairies Corp.                                             6,000     22,236
Meiji Seika Kaisha Ltd.                                         8,000     26,184
Meitec Corp.                                                      800     24,318
Millea Holdings Inc.                                               28    214,066
Minebea Co. Ltd.                                               11,000     43,606
Mitsubishi Chemical Corp.                                      33,000     67,333
Mitsubishi Corp.                                               19,000    131,809
Mitsubishi Electric Corp.                                      32,000    103,935
Mitsubishi Estate Co. Ltd.                                     18,000    121,874
Mitsubishi Heavy Industries Ltd.                               55,000    142,453
Mitsubishi Materials Corp. (1)                                 18,000     23,086
Mitsubishi Rayon Co.                                           11,000     29,315
Mitsubishi Tokyo Financial Group Inc.                              74    334,641
Mitsui & Co. Ltd.                                              22,000    110,298
Mitsui Chemicals Inc.                                          11,000     50,843
Mitsui Engineering & Shipbuilding Co. Ltd.                     17,000     21,378
Mitsui Fudosan Co. Ltd.                                        13,000     83,040
Mitsui Mining & Smelting Co. Ltd.                              11,000     32,521
Mitsui O.S.K. Lines Ltd.                                       18,000     54,716
Mitsui Sumitomo Insurance Co. Ltd.                             24,000    111,330
Mitsui Trust Holdings Inc. (1)                                 12,000     26,384
Mitsukoshi Ltd.                                                 8,000     21,054
Mizuho Financial Group Inc. (1)                                   110     86,937
Murata Manufacturing Co. Ltd.                                   4,400    172,959
NEC Corp. (1)                                                  28,000    139,913
Net One Systems Co. Ltd.                                            3     14,716
NGK Insulators Ltd.                                             6,000     33,279
NGK Spark Plug Co. Ltd.                                         4,000     28,049
Nichii Gakkan Co.                                                 400     19,988
Nidec Corp.                                                       700     46,229
Nikko Cordial Corp.                                            25,000    100,354
Nikon Corp. (1)                                                 5,000     41,183
Nintendo Co. Ltd.                                               1,900    138,139
Nippon Express Co. Ltd.                                        15,000     58,214
Nippon Meat Packers Inc.                                        4,000     37,776
Nippon Mining Holdings Inc.                                    13,000     28,149

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                            -------   ----------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Nippon Oil Corp.                                             26,000   $  112,813
Nippon Sheet Glass Co. Ltd.                                  10,000       29,981
Nippon Steel Corp.                                          101,000      138,788
Nippon Telegraph & Telephone Corp.                              101      396,177
Nippon Unipac Holding                                            18       70,306
Nippon Yusen Kabushiki Kaisha                                18,000       70,156
Nissan Motor Co. Ltd.                                        46,700      446,484
Nisshin Seifun Group Inc.                                     5,000       35,519
Nissin Food Products Co. Ltd.                                 2,000       41,724
Nitto Denko Corp.                                             2,400       78,551
Nomura Holdings Inc.                                         33,000      418,838
NSK Ltd.                                                     12,000       38,176
NTN Corp.                                                     9,000       33,279
NTT Data Corp.                                                   24       73,954
NTT DoCoMo Inc.                                                 336      727,545
Obayashi Corp.                                               13,000       39,842
OBIC Co. Ltd.                                                   200       35,744
Oji Paper Co. Ltd.                                           16,000       69,956
Oki Electric Industry Co. Ltd. (1)                           11,000       31,514
Olympus Optical Co. Ltd.                                      4,000       82,782
Omron Corp.                                                   4,000       67,458
Oracle Corp. Japan                                              700       25,184
Oriental Land Co. Ltd.                                        1,000       43,806
ORIX Corp.                                                    1,500       82,948
Osaka Gas Co. Ltd.                                           38,000       93,991
Pioneer Corp.                                                 3,100       69,706
Promise Co. Ltd.                                              1,650       61,699
Resona Holdings Inc. (1)                                     84,000       58,064
Ricoh Co. Ltd.                                               12,000      196,077
Rohm Co. Ltd.                                                 2,000      218,030
Sankyo Co. Ltd.                                               1,100       27,437
Sankyo Co. Ltd.                                               7,700       91,958
Sanyo Electric Co. Ltd.                                      28,000       95,840
Secom Co. Ltd.                                                4,000      117,260
Sekisui Chemical Co. Ltd.                                     9,000       30,431
Sekisui House Ltd.                                           10,000       75,786
Seven-Eleven Japan Co. Ltd.                                   8,000      199,209
77 Bank Ltd. (The)                                            9,000       40,849
Sharp Corp.                                                  17,000      218,172
Shimachu Company Ltd.                                         1,200       18,888
Shimamura Co. Ltd.                                              400       22,086
Shimano Inc.                                                  1,900       29,875
Shimizu Corp.                                                10,000       27,733
Shin-Etsu Chemical Co. Ltd.                                   6,700      228,774
Shionogi & Co. Ltd.                                           6,000       81,299
Shiseido Co. Ltd.                                             7,000       68,033
Shizuoka Bank Ltd.                                           12,000       80,450
Showa Denko K.K. (1)                                         20,000       34,812
Showa Shell Sekiyu K.K.                                       4,000       28,715
Skylark Co.                                                   1,900       22,548
SMC Corp.                                                     1,000       84,197
Softbank Corp.                                                3,700       70,102
Sompo Japan Insurance Inc.                                   14,000       76,369
Sony Corp.                                                   16,500   $  464,460
Stanley Electric Co. Ltd.                                     3,000       42,748
Sumitomo Chemical Co. Ltd.                                   21,000       65,934
Sumitomo Corp.                                               14,000       64,593
Sumitomo Electric Industries Ltd.                            11,000       80,341
Sumitomo Metal Industries Ltd.                               72,000       49,769
Sumitomo Metal Mining Co. Ltd.                               11,000       42,140
Sumitomo Mitsui Financial Group Inc.                             69      150,556
Sumitomo Realty & Development Co. Ltd.                        6,000       26,683
Sumitomo Trust & Banking Co. Ltd. (The)                      18,000       62,211
Suruga Bank Ltd. (The)                                        4,000       23,019
Suzuken Co. Ltd.                                                800       18,988
Taiheiyo Cement Corp.                                        15,000       25,734
Taisei Corp.                                                 18,000       35,378
Taisho Pharmaceutical Co. Ltd.                                4,000       57,764
Taiyo Yuden Co. Ltd.                                          3,000       29,232
Takara Holdings Inc.                                          4,000       21,587
Takashimaya Co. Ltd.                                          6,000       29,831
Takeda Chemical Industries Ltd.                              15,900      586,608
Takefuji Corp.                                                1,290       66,931
TDK Corp.                                                     2,100      103,710
Teijin Ltd.                                                  18,000       44,972
Terumo Corp.                                                  3,600       59,813
THK Co. Ltd.                                                  2,200       29,608
TIS Inc.                                                      1,100       21,070
Tobu Railway Co. Ltd.                                        18,000       51,118
Toho Co. Ltd.                                                 4,100       35,989
Tohoku Electric Power Co. Inc.                                8,200      121,284
Tokyo Broadcasting System                                     1,000       12,184
Tokyo Electric Power Co. Inc. (The)                          21,400      409,019
Tokyo Electron Ltd.                                           2,900      137,422
Tokyo Gas Co. Ltd.                                           47,000      135,041
Tokyu Corp.                                                  18,000       58,014
TonenGeneral Sekiyu K.K.                                      6,000       42,174
Toppan Printing Co. Ltd.                                     12,000       85,946
Toray Industries Inc.                                        25,000       58,089
Toshiba Corp.                                                50,000      171,976
Tosoh Corporation                                            11,000       24,551
Tostem Inax Holding Corp.                                     5,000       72,038
Toto Ltd.                                                     8,000       47,504
Toyo Seikan Kaisha Ltd.                                       3,000       28,057
Toyo Suisan Kaisha Ltd.                                       3,000       30,456
Toyoda Gosei Co. Ltd.                                         1,000       19,696
Toyota Industries Corporation                                 3,600       58,583
Toyota Motor Corp.                                           50,600    1,310,564
Trend Micro Inc. (1)                                          2,000       31,064
Ube Industries Ltd.                                          17,000       25,059
UFJ Holdings Inc. (1)                                            71      104,068
Uni-Charm Corp.                                                 900       38,901
Uny Co. Ltd.                                                  3,000       25,834
Ushio Inc.                                                    3,000       34,728

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
USS Co. Ltd.                                                   410   $    20,760
Wacoal Corp.                                                 4,000        31,147
West Japan Railway Company                                      20        75,786
World Co. Ltd.                                               1,000        18,947
Yakult Honsha Co. Ltd.                                       3,000        40,225
Yamada Denki Co. Ltd.                                        1,600        35,311
Yamaha Corp.                                                 3,000        41,124
Yamanouchi Pharmaceutical Co. Ltd.                           5,900       153,796
Yamato Transport Co. Ltd.                                    8,000        88,545
Yokogawa Electric Corp.                                      5,000        38,601
                                                                     -----------
                                                                      22,355,828
                                                                     -----------
LUXEMBOURG (0.07%)
Arcelor                                                      6,507        75,769
                                                                     -----------
NETHERLANDS (5.14%)
ABN AMRO Holding NV                                         28,093       537,139
Aegon NV                                                    25,564       255,988
Akzo Nobel NV                                                5,485       145,374
ASML Holding NV (1)                                          8,373        79,517
Corio NV                                                     1,019        32,788
DSM NV                                                       1,559        65,739
Euronext NV                                                  2,148        53,255
Hagemeyer NV                                                 5,613        21,593
Heineken NV                                                  3,729       132,320
IHC Caland NV                                                  745        38,036
ING Groep NV                                                31,507       547,420
Koninklijke Ahold NV                                        13,748       114,144
Koninklijke KPN NV (1)                                      33,553       237,734
Koninklijke Numico NV                                        2,800        43,086
Koninklijke Philips Electronics NV                          24,896       473,439
Koninklijke Vendex KBB NV                                    1,852        21,438
QIAGEN NV (1)                                                3,199        27,001
Reed Elsevier NV                                            11,931       140,709
Rodamco Europe NV                                            1,227        64,209
Royal Dutch Petroleum Co.                                   39,299     1,824,114
TNT Post Group NV                                            6,340       110,082
Unilever NV CVA                                             10,708       574,494
VNU NV                                                       4,445       136,951
Wolters Kluwer NV CVA                                        5,607        67,607
                                                                     -----------
                                                                       5,744,177
                                                                     -----------
NEW ZEALAND (0.21%)
Carter Holt Harvey Ltd.                                     27,340        28,651
Contact Energy Ltd.                                         12,981        38,379
Sky City Entertainment Group Ltd.                            9,307        51,382
Telecom Corp. of New Zealand Ltd.                           37,638       115,464
                                                                     -----------
                                                                         233,876
                                                                     -----------
NORWAY (0.44%)
DNB Holding ASA                                              9,504        46,872
Gjensidige NOR ASA                                           1,329        46,489
Norsk Hydro ASA                                              2,829   $   139,130
Norske Skogindustrier ASA                                    2,820        42,192
Orkla ASA                                                    4,519        78,255
Statoil ASA                                                  8,479        72,240
Tandberg ASA (1)                                             2,262        11,720
Telenor ASA                                                  8,100        33,664
Tomra Systems ASA                                            3,804        16,337
                                                                     -----------
                                                                         486,899
                                                                     -----------
PORTUGAL (0.36%)
Banco Comercial Portugues SA Class R                        39,547        69,483
Banco Espirito Santo e Comercial de Lisboa SA                2,554        37,834
BPI-SPGS SA - Registered                                    12,731        35,964
Brisa-Auto Estradas de Portugal SA                           6,580        37,025
CIMPOR-Cimentos de Portugal SGPS SA                          3,965        15,071
Electricidade de Portugal SA                                36,742        78,478
Portugal Telecom SGPS SA                                    16,435       117,768
Sonae SGPS SA (1)                                           26,102        14,687
                                                                     -----------
                                                                         406,310
                                                                     -----------
SINGAPORE (0.80%)
Capitaland Ltd.                                             32,000        22,533
Chartered Semiconductor Manufacturing Ltd. (1)              18,000         9,302
ComfortDelGro Corp. Ltd. (1)                                40,000        18,285
DBS Group Holdings Ltd.                                     19,652       114,944
Fraser & Neave Ltd.                                          7,400        36,139
Haw Par Corp. Ltd.                                          13,792        33,991
Keppel Corp. Ltd.                                           13,000        36,173
Oversea-Chinese Banking Corp. Ltd. - Ordinary Shares        19,350       109,881
Singapore Airlines Ltd.                                     13,000        76,775
Singapore Press Holdings Ltd.                                8,000        83,135
Singapore Technologies Engineering Ltd.                     37,000        36,559
Singapore Telecommunications Ltd.                          121,000       103,754
United Overseas Bank Ltd.                                   23,392       164,714
Venture Corp. Ltd.                                           5,000        45,713
                                                                     -----------
                                                                         891,898
                                                                     -----------

SPAIN (3.75%)
Abertis Infraestructuras SA                                  5,004        69,933
Acciona SA                                                     640        30,500
Acerinox SA                                                  1,304        49,835
Actividades de Construccion y Servicios SA                     882        37,627
Altadis SA                                                   5,728       146,815


                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                            Shares       Value
                                                            -------   ----------
COMMON STOCKS (Cont.)

SPAIN (Cont.)
Amadeus Global Travel Distribution SA Class A                 4,604   $   26,382
Banco Bilbao Vizcaya Argentaria SA                           55,609      584,306
Banco Popular Espanol SA                                      2,933      148,197
Banco Santander Central Hispano SA                           78,296      686,023
Corporacion Mapfre SA                                         1,984       21,188
Endesa SA                                                    16,736      280,210
Fomento de Construcciones y Contratas SA                      1,111       31,041
Gas Natural SDG SA                                            3,991       80,204
Grupo Dragados SA                                             2,602       52,380
Grupo Ferrovial SA                                            1,209       32,835
Iberdrola SA                                                 14,353      248,553
Indra Sistemas SA                                             2,620       26,627
Industria de Diseno Textil SA                                 4,219      106,103
Repsol YPF SA                                                17,378      281,779
Sacyr Vallehermoso SA                                         3,335       36,995
Sociedad General de Aguas de Barcelona SA                     2,517       34,396
Telefonica SA                                                89,506    1,039,148
Terra Networks SA (1)                                         7,886       47,725
Union Fenosa SA                                               4,070       68,938
Zeltia SA Rights                                              3,537       23,883
                                                                      ----------
                                                                       4,191,623
                                                                      ----------
SWEDEN (2.03%)
ASSA Abloy AB Class B                                         5,751       55,678
Atlas Copco AB Class A                                        2,360       59,701
Atlas Copco AB Class B                                        1,384       32,504
Drott AB Class B                                              2,450       30,912
Electrolux AB Class B                                         5,910      116,650
Eniro AB                                                      4,022       34,653
Gambro AB Class A                                             3,797       25,140
Hennes & Mauritz AB Class B                                   8,871      203,907
Holmen AB Class B                                               962       26,258
Modern Times Group AB Class B (1)                             1,762       27,074
Nordea AB                                                    45,757      220,641
OM AB                                                         1,684       11,991
Sandvik AB                                                    4,143      108,428
Securitas AB Class B                                          5,726       58,655
Skandia Forsakrings AB                                       17,334       46,123
Skandinaviska Enskilda Banken AB Class A                      9,096       92,608
Skanska AB Class B                                            8,257       47,139
SKF AB Class B                                                1,807       52,145
Svenska Cellulosa AB Class B                                  3,508      119,856
Svenska Handelsbanken AB Class A                             10,688      174,908
Swedish Match AB                                              8,278       62,564
Tele2 AB Class B (1)                                          1,860       69,126
Telefonaktiebolaget LM Ericsson AB Class B (1)              282,288      303,272
Telia AB                                                     30,809      127,778
Trelleborg AB Class B                                         2,686   $   28,689
Volvo AB Class A                                              1,873       39,309
Volvo AB Class B                                              4,334       95,289
                                                                      ----------
                                                                       2,270,998
                                                                      ----------
SWITZERLAND (7.40%)
ABB Ltd. (1)                                                 18,583       61,049
Adecco SA                                                     2,565      105,664
Centerpulse AG - Registered (1)                                 198       53,280
Ciba Specialty Chemicals AG (1)                               1,437       86,991
Clariant AG - Registered (1)                                  3,015       27,600
Compagnie Financiere Richemont AG                            10,792      174,482
Credit Suisse Group                                          22,309      587,144
Givaudan SA - Registered                                        188       79,111
Holcim Ltd.                                                   3,009      111,181
Logitech International SA - Registered (1)                      907       34,015
Lonza Group AG - Registered                                   1,094       50,074
Nestle SA                                                     7,518    1,551,276
Nobel Biocare Holding AG                                        451       29,860
Novartis AG                                                  45,003    1,780,784
Roche Holding AG - Genusschein                               13,077    1,025,751
Roche Holding AG Bearer                                         586       72,031
Serono SA                                                       130       76,394
Societe Generale de Surveillance Holding SA                      95       37,101
Swatch Group (The) AG - Registered                            1,482       26,969
Swatch Group (The) AG Class B                                   722       65,428
Swiss Re                                                      6,017      333,377
Swisscom AG                                                     496      140,977
Syngenta AG                                                   2,134      106,972
Synthes-Stratec Inc.                                             94       67,522
UBS AG - Registered                                          22,277    1,239,210
Unaxis Holding AG Class R                                       230       18,720
Zurich Financial Services AG (1)                              2,713      323,465
                                                                      ----------
                                                                       8,266,428
                                                                      ----------
UNITED KINGDOM (26.63%)
Aegis Group PLC                                              23,222       30,368
Alliance Unichem PLC                                          4,968       40,600
AMEC PLC                                                      5,249       22,520
Amersham PLC                                                 13,424      100,734
AMVESCAP PLC                                                 12,589       86,834
ARM Holdings PLC (1)                                         21,406       23,667
Associated British Ports Holdings PLC                         7,715       50,542
AstraZeneca PLC                                              32,306    1,295,427
Aviva PLC                                                    41,869      290,697
BAA PLC                                                      19,822      160,439
BAE Systems PLC                                              57,527      135,273
Balfour Beatty PLC                                            7,911       25,195
Barclays PLC (2)                                            122,159      907,113
Barratt Developments PLC                                      4,556       32,478

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                            -------   ----------
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
BBA Group PLC                                                11,951   $   41,020
Berkeley Group (The) PLC                                      2,351       28,961
BG Group PLC                                                 64,800      287,106
BHP Billiton PLC                                             46,962      247,207
BOC Group PLC                                                 9,100      116,752
Boots Group PLC                                              15,751      168,555
BP PLC                                                      417,632    2,896,176
BPB PLC                                                       9,923       50,270
Brambles Industries PLC                                      15,117       40,910
British Airways PLC (1)                                       9,883       24,707
British American Tobacco PLC                                 30,699      348,273
British Land Co. PLC                                          9,831       77,990
British Sky Broadcasting Group PLC (1)                       23,198      257,051
BT Group PLC                                                161,510      543,026
Bunzl PLC                                                     9,965       69,845
Cable & Wireless PLC                                         44,479       82,939
Cadbury Schweppes PLC                                        39,062      230,760
Canary Wharf Finance PLC (1)                                  8,565       36,182
Capita Group PLC                                             13,511       50,387
Carlton Communications PLC                                   16,253       40,632
Carnival PLC                                                  3,196       97,092
Cattles PLC                                                   8,130       43,534
Celltech Group PLC (1)                                        5,440       30,790
Centrica PLC                                                 77,968      226,118
Chubb PLC                                                    21,846       27,217
Close Brothers Group PLC                                      3,009       32,150
Cobham PLC                                                    1,849       35,317
Compass Group PLC                                            42,500      229,154
Daily Mail and General Trust PLC Class A                      6,350       59,727
De La Rue PLC                                                 4,444       17,343
Diageo PLC                                                   58,895      628,791
Dixons Group PLC                                             37,399       81,462
Electrocomponents PLC                                         9,172       49,114
EMAP PLC                                                      4,683       66,110
EMI Group PLC                                                18,821       37,890
Enterprise Inns PLC                                           3,234       43,146
Exel PLC                                                      5,770       59,223
FirstGroup PLC                                                7,937       35,363
FKI PLC                                                      11,736       15,445
Friends Provident PLC                                        30,124       56,420
George Wimpey PLC                                             7,918       38,544
GKN PLC                                                      15,495       56,891
GlaxoSmithKline PLC                                         112,472    2,269,835
Granada PLC                                                  54,675       82,102
GUS PLC                                                      18,783      210,454
Hammerson PLC                                                 5,164       42,223
Hanson PLC                                                   13,936       77,671
Hays PLC                                                     33,912       53,722
HBOS PLC                                                     70,721      915,514
Hilton Group PLC                                             32,034       97,264
HSBC Holdings PLC                                           200,192    2,365,283
IMI PLC                                                       7,298       36,128
Imperial Chemical Industries PLC                             26,303   $   53,278
Imperial Tobacco Group PLC                                   13,529      241,778
InterContinental Hotels Group PLC (1)                        13,822       98,076
International Power PLC (1)                                  22,347       47,662
Invensys PLC                                                 67,972       22,994
J Sainsbury PLC                                              27,304      114,442
Johnson Matthey PLC                                           4,507       65,671
Kelda Group PLC                                               8,716       61,486
Kidde PLC                                                    16,008       22,453
Kingfisher PLC                                               48,145      220,265
Land Securities Group PLC                                     8,528      109,976
Legal & General Group PLC                                   120,495      167,021
Liberty International PLC                                     6,557       67,030
Lloyds TSB Group PLC                                        103,475      734,649
LogicaCMG PLC                                                14,704       34,758
Man Group PLC                                                 5,155      101,738
Marks & Spencer Group PLC                                    42,194      219,845
MFI Furniture Group PLC                                      11,511       31,816
Misys PLC                                                    10,969       46,518
Mitchells & Butlers PLC (1)                                  13,822       53,315
National Grid Transco PLC                                    57,605      390,684
Next PLC                                                      5,395       91,385
Novar PLC                                                    12,999       26,277
Pearson PLC                                                  15,547      145,207
Peninsular & Oriental Steam Navigation Co. PLC               14,889       57,737
Persimmon PLC                                                 5,306       41,765
Provident Financial PLC                                       4,961       52,188
Prudential Corp. PLC                                         37,951      229,833
Rank Group PLC (b)                                           12,411       50,995
Reckitt Benckiser PLC                                        11,025      202,305
Reed International PLC                                       23,713      197,313
Rentokil Initial PLC                                         36,957      115,413
Reuters Group PLC                                            27,483       79,705
Rexam PLC                                                     9,165       57,621
Rio Tinto PLC                                                19,568      368,108
RMC Group PLC                                                 5,513       42,007
Rolls-Royce Group PLC                                        28,381       60,063
Royal Bank of Scotland Group PLC                             51,236    1,437,300
Royal Sun Alliance Industries Group PLC                      27,051       61,936
SABMiller PLC                                                16,201      108,474
Safeway PLC                                                  19,289       81,962
Sage Group PLC                                               24,222       64,751
Schroders PLC                                                 2,680       27,850
Scottish & Newcastle PLC                                     14,363       86,865
Scottish & Southern Energy PLC                               15,845      163,155
Scottish Power PLC                                           34,000      204,223
Securicor PLC                                                16,231       19,954
Serco Group PLC                                               9,643       25,460
Severn Trent PLC                                              6,701       75,634
Shell Transport & Trading Co. PLC                           178,799    1,180,181
Signet Group PLC                                             34,494       51,371

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                          Shares        Value
                                                        ---------   ------------
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
Slough Estates PLC                                          8,271   $     46,643
Smith & Nephew PLC                                         17,657        101,469
Smiths Group PLC                                           10,650        123,546
Stagecoach Group PLC                                       22,950         23,480
Tate & Lyle PLC                                             7,802         44,095
Taylor Woodrow PLC                                         11,498         38,137
Tesco PLC                                                 134,386        486,202
3i Group PLC                                               11,750        109,550
TI Automotive Ltd. (1)(3)                                   7,024             --
Tomkins PLC                                                14,962         56,045
Unilever PLC                                               51,560        410,519
United Business Media PLC                                   8,146         40,730
United Utilities PLC                                       10,722        104,211
Vodafone Group PLC                                      1,276,771      2,496,633
Whitebread PLC                                              6,083         68,057
William Hill PLC                                            6,385         30,081
Wolseley PLC                                               11,127        123,066
WPP Group PLC                                              21,652        169,713
                                                                    ------------
                                                                      29,742,343
                                                                    ------------
TOTAL COMMON STOCKS
(Cost: $130,892,848)                                                 108,739,183
                                                                    ------------

PREFERRED STOCKS (0.49%)

AUSTRALIA (0.22%)
News Corporation Ltd. (The)                                39,713        244,762
                                                                    ------------

GERMANY (0.23%)
Henkel KGaA                                                 1,185         73,360
Porsche AG                                                    160         67,799
Prosieben Satellite Media AG                                2,990         19,915
Volkswagen AG                                               2,091         62,695
Wella AG                                                      505         36,825
                                                                    ------------
                                                                         260,594
                                                                    ------------
ITALY (0.04%)
IntesaBci SpA                                              18,548         42,599
                                                                    ------------
TOTAL PREFERRED STOCKS
(Cost: $625,022)                                                         547,955
                                                                    ------------

EXCHANGE-TRADED FUNDS (1.02%)
iShares MSCI EAFE Index Fund (4)                           10,532      1,140,721
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,030,497)                                                     1,140,721
                                                                    ------------

                                                          Shares or
                                                          principal
                                                           amount       Value
                                                         ----------   ----------
SHORT TERM INSTRUMENTS (12.82%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (5)                               7,998,519   $7,998,519
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (5)                                             2,388,365    2,388,365
BlackRock Temp Cash Money Market
   Fund (5)                                                 120,443      120,443
Short Term Investment Co. - Liquid
Assets Money Market Portfolio (5)                           626,276      626,276
Short Term Investment Co. - Prime
   Money Market Portfolio, Institutional
   Shares (5)                                               265,374      265,374
Abbey National Treasury Services PLC,
   Time Deposit,
   1.38%, 07/01/2003 (5)                                 $  159,224      159,224
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (5)                                    132,667      132,667
   1.17%, 08/15/2003 (5)                                    199,042      199,042
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (5)                                    106,149      106,149
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (5)                                    116,759      116,759
   1.31%, 05/24/2004 (5)                                    265,347      265,347
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (5)                                    265,334      265,334
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (5)                                    132,687      132,687
HBOS Treasury Services PLC, Floating
   Rate Note,
   1.27%, 06/24/2004 (5)                                    265,374      265,374
Holmes Financing PLC, Floating Rate
   Bond,
   1.14%, 04/15/2004 (5)                                     53,075       53,075
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (5)                                    132,680      132,680
   1.22%, 04/13/2004 (5)                                    132,680      132,680
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (5)                                    132,660      132,660
   1.08%, 03/29/2004 (5)                                    132,687      132,687
   1.29%, 05/04/2004 (5)                                    132,680      132,680
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (5)                                    265,361      265,361


                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                       Shares or
                                                       principal
                                                         amount        Value
                                                       ---------   ------------
SHORT TERM INSTRUMENTS (Cont.)
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (5)                                $132,687   $    132,687
   1.14%, 05/17/2004 (5)                                 159,224        159,224
                                                                   ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,315,294)                                                  14,315,294
                                                                   ------------
REPURCHASE AGREEMENTS (0.17%)
Bank of America NA Repurchase
   Agreement, dated 06/30/2003, due
   07/01/2003, with an effective yield of
   1.30% (5)                                             132,687        132,687
Merrill Lynch Government Securities
   Inc. Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with
   an effective yield of 1.38% (5)                        53,075         53,075
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $185,762)                                                        185,762
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (111.86%)
(Cost $147,049,423)                                                 124,928,915

OTHER ASSETS, NET OF LIABILITIES (-11.86%)                          (13,241,284)
                                                                   ------------
NET ASSETS (100.00%)                                               $111,687,631
                                                                   ============

(1)  Non-income producing security.
(2)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(3) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4) Non-controlled affiliated issuer. See Note 2. (5) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (34.78%)

U.S. COMMON STOCKS (26.28%)

ADVERTISING (0.07%)
Interpublic Group of Companies Inc.                             834   $   11,159
Omnicom Group Inc.                                              322       23,087
                                                                      ----------
                                                                          34,246
                                                                      ----------
AEROSPACE / DEFENSE (0.36%)
Boeing Co. (The)                                              1,239       42,522
General Dynamics Corp.                                          231       16,747
Goodrich (B.F.) Co.                                             601       12,621
Lockheed Martin Corp.                                           625       29,731
Northrop Grumman Corp.                                          196       16,913
Raytheon Co.                                                    700       22,988
Sequa Corp. Class A (1)                                         216        7,409
United Technologies Corp.                                       542       38,390
                                                                      ----------
                                                                         187,321
                                                                      ----------
AIRLINES (0.05%)
Southwest Airlines Co.                                        1,477       25,404
                                                                      ----------
APPAREL (0.11%)
Liz Claiborne Inc.                                              443       15,616
Nike Inc. Class B                                               376       20,112
Oxford Industries Inc.                                          317       13,162
Unifi Inc. (1)                                                1,276        7,911
                                                                      ----------
                                                                          56,801
                                                                      ----------
AUTO MANUFACTURERS (0.15%)
Ford Motor Company                                            2,600       28,574
General Motors Corp.                                            754       27,144
PACCAR Inc.                                                     366       24,727
                                                                      ----------
                                                                          80,445
                                                                      ----------
AUTO PARTS & EQUIPMENT (0.04%)
Cooper Tire & Rubber Co.                                      1,052       18,505
                                                                      ----------
BANKS (2.24%)
AmSouth Bancorp                                               1,084       23,675
Bank of America Corp.                                         1,784      140,990
Bank of New York Co. Inc. (The)                               1,229       35,334
Bank One Corp.                                                1,366       50,788
BankUnited Financial Corp. Class A (1)                          831       16,745
BB&T Corp.                                                      753       25,828
Central Coast Bancorp (1)                                       953       15,982
Comerica Inc.                                                   312       14,508
Fifth Third Bancorp                                             748       42,890
FIRSTFED AMERICA BANCORP INC.                                   651       22,459
FleetBoston Financial Corp.                                   1,703       50,596
Golden West Financial Corp.                                     350       28,003
Huntington Bancshares Inc.                                    1,417       27,660
ITLA Capital Corp. (1)                                          322       13,018
Mellon Financial Corp.                                          516       14,319
National City Corp.                                             631   $   20,640
Northern Trust Corp.                                            606       25,325
PNC Financial Services Group                                    286       13,960
Regions Financial Corp.                                         500       16,890
SoundView Technology Group Inc. (1)                           1,322       13,381
SouthTrust Corp.                                              1,012       27,526
State Street Corp.                                              615       24,231
Sun Bancorp Inc. (New Jersey) (1)                             1,202       23,920
SunTrust Banks Inc.                                             284       16,853
Synovus Financial Corp.                                       1,250       26,875
Troy Financial Corp.                                            770       20,905
U.S. Bancorp                                                  2,985       73,132
Union Planters Corp.                                            693       21,504
USB Holding Co. Inc.                                          1,089       19,330
Wachovia Corp.                                                1,700       67,932
Washington Mutual Inc.                                        1,301       53,731
Wells Fargo & Company                                         1,986      100,094
Wintrust Financial Corp.                                        758       22,437
WSFS Financial Corp.                                            713       27,379
Yardville National Bancorp                                    1,102       21,489
                                                                      ----------
                                                                       1,160,329
                                                                      ----------
BEVERAGES (0.48%)
Anheuser-Busch Companies Inc.                                   490       25,014
Brown-Forman Corp. Class B                                       63        4,953
Coca-Cola Co. (The)                                           2,618      121,501
Coca-Cola Enterprises Inc.                                      956       17,351
Coors (Adolf) Company Class B                                    49        2,400
PepsiCo Inc.                                                  1,797       79,966
                                                                      ----------
                                                                         251,185
                                                                      ----------
BIOTECHNOLOGY (0.34%)
Amgen Inc. (1)                                                1,559      103,580
Biogen Inc. (1)                                                 419       15,922
Chiron Corp. (1)                                                240       10,493
Genentech Inc. (1)                                              273       19,689
Genzyme Corp. - General Division (1)                            295       12,331
Integra LifeSciences Holdings Corp. (1)                         515       13,586
                                                                      ----------
                                                                         175,601
                                                                      ----------
BUILDING MATERIALS (0.04%)
Masco Corp.                                                     468       11,162
Vulcan Materials Co.                                            322       11,937
                                                                      ----------
                                                                          23,099
                                                                      ----------
CHEMICALS (0.32%)
Dow Chemical Co. (The)                                          991       30,681
Du Pont (E.I.) de Nemours and Co.                               826       34,395
Engelhard Corp.                                                 547       13,549
Georgia Gulf Corp.                                              587       11,623
Grace (W.R.) & Co. (1)                                        1,337        5,896

                See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------
U.S. COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
Great Lakes Chemical Corp.                                        524   $ 10,690
Hercules Inc. (1)                                               1,537     15,216
Monsanto Co.                                                      301      6,514
PPG Industries Inc.                                               197      9,996
Schulman (A.) Inc.                                                676     10,857
Sherwin-Williams Co. (The)                                        166      4,462
Sigma-Aldrich Corp.                                               232     12,570
                                                                        --------
                                                                         166,449
                                                                        --------
COMMERCIAL SERVICES (0.49%)
Apollo Group Inc. Class A (1)                                     471     29,089
Atrix Laboratories Inc. (1)                                       407      8,950
Block (H & R) Inc.                                                334     14,445
Bowne & Co. Inc.                                                  429      5,590
Cendant Corp. (1)                                               1,858     34,039
Charles River Associates Inc. (1)                                 550     15,548
Consolidated Graphics Inc. (1)                                    322      7,367
Deluxe Corp.                                                      191      8,557
Donnelley (R.R.) & Sons Co.                                       385     10,064
Ecolab Inc.                                                       503     12,877
Electro Rent Corp. (1)                                            286      3,083
Equifax Inc.                                                      475     12,350
First Consulting Group Inc. (1)                                   993      4,637
GSI Commerce Inc. (1)                                           1,222      8,163
McKesson Corp.                                                    563     20,122
Moody's Corp.                                                     370     19,503
Paychex Inc.                                                      633     18,553
Quintiles Transnational Corp. (1)                                 818     11,607
Stewart Enterprises Inc. Class A (1)                            2,536     10,905
                                                                        --------
                                                                         255,449
                                                                        --------
COMPUTERS (1.48%)
Apple Computer Inc. (1)                                           916     17,514
Brocade Communications Systems Inc. (1)                         1,000      5,890
Cisco Systems Inc. (1)                                          8,130    135,690
Cognizant Technology Solutions Corp. (1)                          497     12,107
Computer Network Technology Corp. (1)                             942      7,630
Computer Sciences Corp. (1)                                       460     17,535
Datastream Systems Inc. (1)                                       393      4,162
Dell Computer Corp. (1)                                         3,000     95,880
Digimarc Corp. (1)                                                507      7,960
Electronic Data Systems Corp.                                     847     18,168
EMC Corp. (1)                                                   3,014     31,557
Enterasys Networks Inc. (1)                                       701      2,124
FalconStor Software Inc. (1)                                      358      2,395
Gateway Inc. (1)                                                  290      1,058
Hewlett-Packard Co.                                             4,275     91,058
International Business Machines Corp.                           1,926    158,895
Juniper Networks Inc. (1)                                         875     10,824
Lexmark International Inc. (1)                                    224     15,852
NCR Corp. (1)                                                     284   $  7,276
Network Appliance Inc. (1)                                        961     15,578
Palm Inc. (1)                                                     321      5,223
RadiSys Corp. (1)                                                 543      7,168
Seagate Technology Inc. (2)                                       317         --
Secure Computing Corp. (1)                                        500      4,365
Sun Microsystems Inc. (1)                                       4,522     20,801
SunGard Data Systems Inc. (1)                                     636     16,479
Synopsys Inc. (1)                                                 192     11,875
Unisys Corp. (1)                                                1,697     20,839
Veritas Software Corp. (1)                                        818     23,452
                                                                        --------
                                                                         769,355
                                                                        --------
COSMETICS / PERSONAL CARE (0.43%)
Avon Products Inc.                                                353     21,957
Colgate-Palmolive Co.                                             582     33,727
Gillette Co. (The)                                                869     27,686
International Flavors & Fragrances Inc.                           460     14,688
Kimberly-Clark Corp.                                              356     18,562
Procter & Gamble Co.                                            1,200    107,016
                                                                        --------
                                                                         223,636
                                                                        --------
DISTRIBUTION / WHOLESALE (0.11%)
Advanced Marketing Services Inc.                                  479      6,227
Costco Wholesale Corp. (1)                                        799     29,243
Grainger (W.W.) Inc.                                              226     10,568
Watsco Inc.                                                       622     10,300
                                                                        --------
                                                                          56,338
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES (2.22%)
American Express Co.                                            1,501     62,757
American International Group Inc.                               3,454    190,592
Capital One Financial Corp.                                       443     21,787
Citigroup Inc.                                                  6,692    286,418
Citigroup Inc. Warrants (Expires 12/31/2050) (1)                  200        204
Countrywide Financial Corp.                                       205     14,262
DVI Inc. (1)                                                      515      2,405
Fannie Mae                                                        994     67,035
Franklin Resources Inc.                                           507     19,808
Freddie Mac                                                       858     43,561
Goldman Sachs Group Inc. (The)                                    632     52,930
Janus Capital Group Inc.                                          802     13,153
JP Morgan Chase & Co.                                           2,844     97,208
Lehman Brothers Holdings Inc.                                     365     24,265
MBNA Corp.                                                      1,712     35,678
Merrill Lynch & Co. Inc.                                        1,261     58,863
Morgan Stanley                                                  1,468     62,757
Providian Financial Corp. (1)                                   1,663     15,399
Schwab (Charles) Corp. (The)                                    2,151     21,704
SLM Corp.                                                         576     22,562
T. Rowe Price Group Inc.                                          481     18,158

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
WFS Financial Inc. (1)                                          307   $   10,288
World Acceptance Corp. (1)                                      501        8,156
                                                                      ----------
                                                                       1,149,950
                                                                      ----------
ELECTRIC (0.70%)
AES Corp. (The) (1)                                             822        5,220
Ameren Corp.                                                    347       15,303
CenterPoint Energy Inc.                                         819        6,675
Cinergy Corp.                                                   488       17,954
CMS Energy Corp.                                                536        4,342
Consolidated Edison Inc.                                        229        9,911
Constellation Energy Group Inc.                                 569       19,517
Dominion Resources Inc.                                         382       24,551
DTE Energy Co.                                                  255        9,853
Duke Energy Corp.                                             1,228       24,499
Edison International (1)                                        885       14,541
Entergy Corp.                                                   361       19,054
Exelon Corp.                                                    465       27,812
FirstEnergy Corp.                                               562       21,609
FPL Group Inc.                                                  175       11,699
NiSource Inc.                                                   760       14,440
PG&E Corp. (1)                                                  824       17,428
Pinnacle West Capital Corp.                                     418       15,654
Progress Energy Inc.                                            555       24,364
Public Service Enterprise Group Inc.                            398       16,815
Southern Company                                                880       27,421
Texas Genco Holdings Inc.                                        40          930
Xcel Energy Inc.                                                950       14,288
                                                                      ----------
                                                                         363,880
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.00%)
Medis Technologies Ltd. (1)                                     215        1,533
                                                                      ----------
ELECTRONICS (0.29%)
Agilent Technologies Inc. (1)                                   917       17,927
Analogic Corp.                                                  270       13,165
Applera Corp. - Applied Biosystems Group                        956       18,193
Cubic Corp.                                                     621       13,799
Johnson Controls Inc.                                           217       18,575
Millipore Corp. (1)                                             318       14,110
REMEC Inc. (1)                                                1,465       10,196
Solectron Corp. (1)                                           1,561        5,838
Thermo Electron Corp. (1)                                       638       13,411
Thomas & Betts Corp. (1)                                        645        9,320
Watts Industries Inc. Class A                                   622       11,103
X-Rite Inc.                                                     465        4,608
                                                                      ----------
                                                                         150,245
                                                                      ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                                     276        9,285
                                                                      ----------
ENTERTAINMENT (0.03%)
Penn National Gaming Inc. (1)                                   730   $   15,001

ENVIRONMENTAL CONTROL (0.05%)
Allied Waste Industries Inc. (1)                                644        6,472
Waste Management Inc.                                           736       17,730
                                                                      ----------
                                                                          24,202
                                                                      ----------
FOOD (0.41%)
Albertson's Inc.                                                602       11,558
Archer-Daniels-Midland Co.                                      723        9,305
Campbell Soup Co.                                               469       11,490
ConAgra Foods Inc.                                              777       18,337
Del Monte Foods Co. (1)                                         106          937
General Mills Inc.                                              411       19,486
Great Atlantic & Pacific Tea Co. (1)                            673        5,922
Heinz (H.J.) Co.                                                571       18,832
Kellogg Co.                                                     638       21,928
Kroger Co. (1)                                                1,033       17,230
Safeway Inc. (1)                                                639       13,074
Sara Lee Corp.                                                  523        9,838
SUPERVALU Inc.                                                  531       11,321
Sysco Corp.                                                     865       25,985
Winn-Dixie Stores Inc.                                          603        7,423
Wrigley (William Jr.) Co.                                       197       11,077
                                                                      ----------
                                                                         213,743
                                                                      ----------
FOREST PRODUCTS & PAPER (0.19%)
Boise Cascade Corp.                                             644       15,392
Chesapeake Corp.                                                571       12,476
Glatfelter Co.                                                1,429       21,078
International Paper Co.                                         553       19,759
MeadWestvaco Corp.                                              717       17,710
Temple-Inland Inc.                                              255       10,942
                                                                      ----------
                                                                          97,357
                                                                      ----------
GAS (0.13%)
Nicor Inc.                                                      420       15,586
Peoples Energy Corp.                                            538       23,075
Sempra Energy                                                   453       12,924
Southwestern Energy Co. (1)                                   1,049       15,745
                                                                      ----------
                                                                          67,330
                                                                      ----------
HAND / MACHINE TOOLS (0.12%)
Black & Decker Corp.                                            249       10,819
Emerson Electric Co.                                            429       21,922
Snap-On Inc.                                                    556       16,141
Stanley Works (The)                                             406       11,206
                                                                      ----------
                                                                          60,088
                                                                      ----------
HEALTH CARE (1.30%)
Aetna Inc.                                                      152        9,150

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------
U.S. COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Aksys Ltd. (1)                                                    358   $  4,636
Anthem Inc. (1)                                                   170     13,115
Apria Healthcare Group Inc. (1)                                   686     17,068
Bard (C.R.) Inc.                                                  178     12,693
Bausch & Lomb Inc.                                                249      9,337
Baxter International Inc.                                         717     18,642
Becton, Dickinson & Co.                                           253      9,829
Biomet Inc.                                                       522     14,961
Boston Scientific Corp. (1)                                       588     35,927
Cobalt Corp. (1)                                                  632     12,988
CONMED Corp. (1)                                                  819     14,955
Cyberonics Inc. (1)                                               460      9,895
Flir Systems Inc. (1)                                             300      9,045
Guidant Corp.                                                     464     20,597
HCA Inc.                                                          741     23,742
Humana Inc. (1)                                                 1,148     17,335
Johnson & Johnson                                               3,176    164,199
Manor Care Inc. (1)                                               647     16,181
Matria Healthcare Inc. (1)                                        814     14,367
Medtronic Inc.                                                  1,336     64,088
Ocular Sciences Inc. (1)                                          415      8,238
OraSure Technologies Inc. (1)                                   1,193      8,900
PolyMedica Corp.                                                  207      9,479
Sierra Health Services Inc. (1)                                   558     11,160
St. Jude Medical Inc. (1)                                         298     17,135
Stryker Corp.                                                     182     12,625
Tenet Healthcare Corp. (1)                                        837      9,751
UnitedHealth Group Inc.                                           800     40,200
Viasys Healthcare Inc. (1)                                        478      9,895
WellPoint Health Networks Inc. (1)                                151     12,729
West Pharmaceutical Services Inc.                                 343      8,403
Zimmer Holdings Inc. (1)                                          252     11,353
                                                                        --------
                                                                         672,618
                                                                        --------
HOME BUILDERS (0.09%)
Centex Corp.                                                      209     16,258
Champion Enterprises Inc. (1)                                     465      2,409
KB Home                                                           229     14,193
Pulte Homes Inc.                                                  231     14,243
                                                                        --------
                                                                          47,103
                                                                        --------
HOME FURNISHINGS (0.09%)
Leggett & Platt Inc.                                              864     17,712
Maytag Corp.                                                      527     12,869
Whirlpool Corp.                                                   273     17,390
                                                                        --------
                                                                          47,971
                                                                        --------
HOUSEHOLD PRODUCTS / WARES (0.17%)
American Greetings Corp. Class A (1)                              730     14,337
Avery Dennison Corp.                                              204     10,241
Central Garden & Pet Co. (1)                                      596     14,215
Clorox Co.                                                        335     14,288
Fortune Brands Inc.                                               308   $ 16,078
Newell Rubbermaid Inc.                                            444     12,432
Tupperware Corp.                                                  452      6,491
                                                                        --------
                                                                          88,082
                                                                        --------
INSURANCE (0.83%)
ACE Ltd.                                                          604     20,711
AFLAC Inc.                                                        953     29,305
Allstate Corp. (The)                                              851     30,338
AON Corp.                                                         523     12,594
Chubb Corp.                                                       270     16,200
CIGNA Corp.                                                       167      7,839
Cincinnati Financial Corp.                                        416     15,429
Hancock (John) Financial Services Inc.                            391     12,015
Hartford Financial Services Group Inc.                            432     21,756
LandAmerica Financial Group Inc.                                  382     18,145
Lincoln National Corp.                                            410     14,608
Marsh & McLennan Companies Inc.                                   628     32,072
MBIA Inc.                                                         322     15,697
MetLife Inc.                                                    1,201     34,012
MGIC Investment Corp.                                             263     12,266
Principal Financial Group Inc.                                    538     17,350
ProAssurance Corp. (1)                                            460     12,415
Progressive Corp. (The)                                           313     22,880
Prudential Financial Inc.                                         436     14,671
SAFECO Corp.                                                      186      6,562
St. Paul Companies Inc.                                           366     13,363
Torchmark Corp.                                                   391     14,565
Travelers Property Casualty Corp. Class B                       1,107     17,457
XL Capital Ltd. Class A                                           206     17,098
                                                                        --------
                                                                         429,348
                                                                        --------
IRON / STEEL (0.02%)
United States Steel Corp.                                         545      8,922
                                                                        --------
LEISURE TIME (0.11%)
Brunswick Corp.                                                   660     16,513
Harley-Davidson Inc.                                              536     21,365
K2 Inc. (1)                                                       393      4,814
Sabre Holdings Corp.                                              637     15,702
                                                                        --------
                                                                          58,394
                                                                        --------
LODGING (0.09%)
Harrah's Entertainment Inc. (1)                                   352     14,164
Hilton Hotels Corp.                                               915     11,703
Marriott International Inc. Class A                               486     18,672
                                                                        --------
                                                                          44,539
                                                                        --------
MACHINERY (0.16%)
Briggs & Stratton Corp.                                           335     16,917
Caterpillar Inc.                                                  460     25,604

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                              Shares     Value
                                                              ------   ---------
U.S. COMMON STOCKS (Cont.)

MACHINERY (Cont.)
Deere & Co.                                                      336   $  15,355
Dover Corp.                                                      469      14,051
Gardner Denver Inc. (1)                                          215       4,399
Kadant Inc. (1)                                                  311       5,831
                                                                       ---------
                                                                          82,157
                                                                       ---------
MANUFACTURERS (1.07%)
Crane Co.                                                        614      13,895
Danaher Corp.                                                    251      17,081
Eastman Kodak Co.                                                605      16,547
Eaton Corp.                                                      191      15,015
General Electric Co.                                          10,945     313,903
Honeywell International Inc.                                   1,257      33,750
Illinois Tool Works Inc.                                         378      24,891
ITT Industries Inc.                                              203      13,288
Pall Corp.                                                       606      13,635
3M Co.                                                           316      40,758
Tyco International Ltd.                                        2,764      52,461
                                                                       ---------
                                                                         555,224
                                                                       ---------
MANUFACTURING (0.06%)
Acuity Brands Inc.                                             1,216      22,095
ESCO Technologies Inc. (1)                                       201       8,844
                                                                       ---------
                                                                          30,939
                                                                       ---------
MEDIA (1.15%)
AOL Time Warner Inc. (1)                                       6,342     102,043
Beasley Broadcast Group Inc. Class A (1)                         429       5,869
Clear Channel Communications Inc. (1)                          1,004      42,560
Comcast Corp. Class A (1)                                      5,065     152,862
Dow Jones & Co. Inc.                                             236      10,155
Gannett Co. Inc.                                                 236      18,127
Knight Ridder Inc.                                               105       7,238
McGraw-Hill Companies Inc. (The)                                 244      15,128
Meredith Corp.                                                   369      16,236
New York Times Co. Class A                                       208       9,464
Pulitzer Inc.                                                    201       9,933
TiVo Inc. (1)                                                  1,254      15,274
Tribune Co.                                                      553      26,710
Viacom Inc. Class B (1)                                        2,451     107,011
Walt Disney Co. (The)                                          2,975      58,756
                                                                       ---------
                                                                         597,366
                                                                       ---------
METAL FABRICATE / HARDWARE (0.03%)
Worthington Industries Inc.                                    1,293      17,326
                                                                       ---------
METALS-DIVERSIFIED (0.04%)
Griffon Corp. (1)                                                729      11,664
Gulf Island Fabrication Inc. (1)                                 658      11,133
                                                                       ---------
                                                                          22,797
                                                                       ---------
MINING (0.14%)
Alcoa Inc.                                                     1,314   $  33,507
Newmont Mining Corp.                                             757      24,572
Phelps Dodge Corp. (1)                                           319      12,230
                                                                       ---------
                                                                          70,309
                                                                       ---------
OFFICE / BUSINESS EQUIPMENT (0.10%)
General Binding Corp. (1)                                        393       4,716
Global Imaging Systems Inc. (1)                                  391       9,056
Imagistics International Inc. (1)                                544      14,035
Pitney Bowes Inc.                                                297      11,408
Xerox Corp. (1)                                                1,001      10,601
                                                                       ---------
                                                                          49,816
                                                                       ---------
OIL & GAS PRODUCERS (1.35%)
Amerada Hess Corp.                                               233      11,459
Anadarko Petroleum Corp.                                         569      25,303
Burlington Resources Inc.                                        541      29,252
ChevronTexaco Corp.                                            1,295      93,499
ConocoPhillips                                                   916      50,197
Devon Energy Corp.                                               376      20,078
Exxon Mobil Corp.                                              8,465     303,978
Kerr-McGee Corp.                                                 406      18,189
Magnum Hunter Resources Inc. (1)                               1,930      15,421
Marathon Oil Corp.                                               652      17,180
Plains Exploration & Production Co. (1)                          615       6,648
Plains Resource Inc. (1)                                       1,440      20,376
Rowan Companies Inc. (1)                                         900      20,160
South Jersey Industries Inc.                                     437      16,103
Sunoco Inc.                                                      209       7,888
Transocean Inc. (1)                                            1,059      23,266
Unocal Corp.                                                     709      20,341
                                                                       ---------
                                                                         699,338
                                                                       ---------
OIL & GAS SERVICES (0.18%)
Baker Hughes Inc.                                                961      32,261
Halliburton Co.                                                1,045      24,035
Lufkin Industries Inc.                                           250       6,087
Schlumberger Ltd.                                                686      32,633
                                                                       ---------
                                                                          95,016
                                                                       ---------
PACKAGING & CONTAINERS (0.10%)
Ball Corp.                                                       258      11,742
Bemis Co.                                                        315      14,742
Pactiv Corp. (1)                                                 798      15,729
Sealed Air Corp. (1)                                             238      11,343
                                                                       ---------
                                                                          53,556
                                                                       ---------
PHARMACEUTICALS (1.91%)
Abbott Laboratories                                            1,740      76,142
Allergan Inc.                                                    182      14,032
AmerisourceBergen Corp.                                          213      14,772

                See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------
U.S. COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Antigenics Inc. (1)                                             1,271   $ 14,642
Barr Laboratories Inc. (1)                                        182     11,921
Bristol-Myers Squibb Co.                                        2,210     60,001
Cardinal Health Inc.                                              619     39,802
Corixa Corp. (1)                                                1,600     12,368
Forest Laboratories Inc. (1)                                      371     20,312
Gilead Sciences Inc. (1)                                          211     11,727
King Pharmaceuticals Inc. (1)                                     600      8,856
La Jolla Pharmaceutical Co. (1)                                 1,365      4,464
Lilly (Eli) & Co.                                               1,276     88,006
MedImmune Inc. (1)                                                388     14,112
Merck & Co. Inc.                                                2,460    148,953
MGI Pharma Inc. (1)                                               525     13,456
Penwest Pharmaceuticals Co. (1)                                   498     12,136
Pfizer Inc.                                                     9,001    307,384
Schering-Plough Corp.                                           1,794     33,368
Watson Pharmaceuticals Inc. (1)                                   386     15,583
Wyeth                                                           1,493     68,006
                                                                        --------
                                                                         990,043
                                                                        --------
PIPELINES (0.03%)
Dynegy Inc. Class A                                               297      1,247
El Paso Corp.                                                   1,166      9,421
Williams Companies Inc.                                           768      6,067
                                                                        --------
                                                                          16,735
                                                                        --------
REAL ESTATE (0.18%)
Boykin Lodging Co.                                              2,561     19,976
Entertainment Properties Trust                                  1,123     32,286
Mid Atlantic Realty Trust                                       1,986     41,587
                                                                        --------
                                                                          93,849
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS (0.10%)
Equity Office Properties Trust                                    821     22,175
Mid-America Apartment Communities Inc.                          1,067     28,820
                                                                        --------
                                                                          50,995
                                                                        --------
RETAIL (1.90%)
AutoZone Inc. (1)                                                 109      8,281
Bed Bath & Beyond Inc. (1)                                        479     18,590
Best Buy Co. Inc. (1)                                             471     20,686
Big Lots Inc. (1)                                                 400      6,016
Brookstone Inc. (1)                                               802     16,240
CarMax Inc. (1)                                                   527     15,889
Circuit City Stores Inc.                                          623      5,482
Cost Plus Inc. (1)                                                307     10,948
CVS Corp.                                                         516     14,463
Darden Restaurants Inc.                                           706     13,400
Dillards Inc. Class A                                             385      5,186
Dollar General Corp.                                              601     10,974
eBay Inc. (1)                                                     477   $ 49,694
Fred's Inc.                                                       321     11,935
Gap Inc. (The)                                                  1,214     22,775
Gart Sports Co. (1)                                               277      7,856
Hancock Fabrics Inc.                                              350      5,652
Home Depot Inc.                                                 2,572     85,185
Jill (J.) Group Inc. (The) (1)                                    417      7,022
Kohls Corp. (1)                                                   420     21,580
Limited Brands Inc.                                               885     13,718
Longs Drug Stores Corp.                                           388      6,441
Lowe's Companies Inc.                                             878     37,710
MarineMax Inc. (1)                                                358      5,012
May Department Stores Co. (The)                                   691     15,382
McDonald's Corp.                                                2,006     44,252
Movie Gallery Inc. (1)                                            562     10,369
Nordstrom Inc.                                                    548     10,697
Office Depot Inc. (1)                                             811     11,768
1-800 CONTACTS INC. (1)                                           401      9,816
1-800-FLOWERS.COM Inc. (1)                                        358      2,950
PC Connection Inc. (1)                                            143        972
RadioShack Corp.                                                  283      7,446
Sears, Roebuck and Co.                                            500     16,820
ShopKo Stores Inc. (1)                                            650      8,450
Staples Inc. (1)                                                  940     17,249
Starbucks Corp. (1)                                               351      8,607
Target Corp.                                                    1,387     52,484
TJX Companies Inc.                                                884     16,655
Ultimate Electronics Inc. (1)                                     343      4,397
United Auto Group Inc. (1)                                        479     10,433
Walgreen Co.                                                    1,204     36,240
Wal-Mart Stores Inc.                                            4,824    258,904
Wendy's International Inc.                                        650     18,831
Whitehall Jewellers Inc. (1)                                      215      1,950
                                                                        --------
                                                                         985,407
                                                                        --------
SEMICONDUCTORS (0.87%)
Advanced Micro Devices Inc. (1)                                 1,208      7,743
Agere Systems Inc. Class B (1)                                  6,828     15,704
Altera Corp. (1)                                                  562      9,217
Analog Devices Inc. (1)                                           573     19,952
Applied Materials Inc. (1)                                      2,225     35,289
Applied Micro Circuits Corp. (1)                                2,652     16,045
Broadcom Corp. Class A (1)                                        696     17,337
Integrated Device Technology Inc. (1)                             600      6,630
Intel Corp.                                                     7,304    151,806
KLA-Tencor Corp. (1)                                              350     16,272
Linear Technology Corp.                                           452     14,559
LSI Logic Corp. (1)                                             1,227      8,687
Maxim Integrated Products Inc.                                    514     17,574
Micron Technology Inc. (1)                                      1,126     13,095
Mykrolis Corp. (1)                                                658      6,679
PMC-Sierra Inc. (1)                                               700      8,211

                See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
U.S. COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
QLogic Corp. (1)                                               311   $    15,031
Teradyne Inc. (1)                                              594        10,282
Texas Instruments Inc.                                       2,541        44,722
Xilinx Inc. (1)                                                653        16,527
                                                                     -----------
                                                                         451,362
                                                                     -----------
SOFTWARE (1.35%)
Adobe Systems Inc.                                             503        16,131
Akamai Technologies Inc. (1)                                 2,100        10,038
Alico Inc.                                                     215         5,308
Automatic Data Processing Inc.                                 887        30,034
BMC Software Inc. (1)                                          804        13,129
Certegy Inc. (1)                                               392        10,878
Computer Associates International Inc.                       1,146        25,533
Compuware Corp. (1)                                          1,111         6,410
Electronic Arts Inc. (1)                                       264        19,533
F5 Networks Inc. (1)                                           500         8,425
First Data Corp.                                             1,005        41,647
IMS Health Inc.                                                775        13,942
Intuit Inc. (1)                                                400        17,812
Microsoft Corp.                                             12,311       315,285
Novell Inc. (1)                                              3,479        10,715
Oracle Corp. (1)                                             5,547        66,675
PeopleSoft Inc. (1)                                            600        10,554
Per-Se Technologies Inc. (1)                                   429         4,818
Siebel Systems Inc. (1)                                      1,422        13,566
Vastera Inc. (1)                                             1,947        11,624
Websense Inc. (1)                                              655        10,257
Yahoo! Inc. (1)                                              1,083        35,479
                                                                     -----------
                                                                         697,793
                                                                     -----------
TELECOMMUNICATION EQUIPMENT (0.30%)
ADC Telecommunications Inc. (1)                                682         1,588
Andrew Corp. (1)                                               683         6,284
Avaya Inc. (1)                                                 712         4,600
CIENA Corp. (1)                                              2,412        12,518
Comverse Technology Inc. (1)                                   507         7,620
JDS Uniphase Corp. (1)                                       2,158         7,575
Lucent Technologies Inc. (1)                                 9,917        20,132
Motorola Inc.                                                3,669        34,599
QUALCOMM Inc.                                                  951        33,998
Tellabs Inc. (1)                                               573         3,765
Terayon Communication Systems Inc. (1)                       5,390        14,715
Tollgrade Communications Inc. (1)                              443         8,262
                                                                     -----------
                                                                         155,656
                                                                     -----------
TELECOMMUNICATIONS (0.51%)
Anaren Inc. (1)                                                871         8,161
AT&T Wireless Services Inc. (1)                              3,289        27,003
Catapult Communications Corp. (1)                              679         7,211
Corning Inc. (1)                                             2,623        19,384
InterDigital Communications Corp. (1)                          372   $     8,694
Nextel Communications Inc. Class A (1)                       1,421        25,692
Qwest Communications International Inc. (1)                  2,119        10,129
Sprint Corp. (PCS Group) (1)                                 1,659         9,539
Verizon Communications Inc.                                  3,748       147,859
                                                                     -----------
                                                                         263,672
                                                                     -----------
TELEPHONE (0.52%)
Alltel Corp.                                                   579        27,919
AT&T Corp.                                                   1,108        21,329
BellSouth Corp.                                              2,653        70,649
CenturyTel Inc.                                                410        14,289
SBC Communications Inc.                                      4,408       112,624
Sprint Corp. (FON Group)                                     1,551        22,334
                                                                     -----------
                                                                         269,144
                                                                     -----------
TEXTILES (0.00%)
Interface Inc. Class A                                         536         2,487
                                                                     -----------
TOBACCO (0.24%)
Altria Group Inc.                                            2,300       104,512
UST Inc.                                                       505        17,690
                                                                     -----------
                                                                         122,202
                                                                     -----------
TOYS / GAMES / HOBBIES (0.07%)
Hasbro Inc.                                                    703        12,295
Mattel Inc.                                                    928        17,558
Topps Co. (The) (1)                                            536         4,604
                                                                     -----------
                                                                          34,457
                                                                     -----------
TRANSPORTATION (0.30%)
Burlington Northern Santa Fe Corp.                             555        15,784
FedEx Corp.                                                    623        38,645
Union Pacific Corp.                                            218        12,648
United Parcel Service Inc. Class B                           1,386        88,288
                                                                     -----------
                                                                         155,365
                                                                     -----------
TRUCKING & LEASING (0.03%)
Ryder System Inc.                                              696        17,832
                                                                     -----------
WATER (0.02%)
American States Water Co.                                      364         9,937
                                                                     -----------
TOTAL U.S. COMMON STOCKS
(Cost: $13,520,698)                                                   13,624,534
                                                                     -----------
INTERNATIONAL COMMON STOCKS (8.50%)

AUSTRALIA (0.37%)
Coles Myer Ltd.                                              4,600        21,595
Coles Myer Ltd. ADR                                            384        14,323

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares    Value
                                                               ------   --------
INTERNATIONAL COMMON STOCKS (Cont.)

AUSTRALIA (Cont.)
Commonwealth Property Office Fund                              53,601   $ 43,137
National Australia Bank ADR                                       416     46,696
News Corporation Ltd. ADR                                         348     10,534
Rio Tinto PLC ADR                                                 368     28,170
Westpac Banking Corp. Ltd.                                      1,580     17,219
Westpac Banking Corp. Ltd. ADR                                    240     13,123
                                                                        --------
                                                                         194,797
                                                                        --------
DENMARK (0.14%)
Novo-Nordisk A/S ADR                                            1,477     51,208
TDC A/S ADR                                                     1,244     18,847
                                                                        --------
                                                                          70,055
                                                                        --------
FINLAND (0.25%)
Outokumpu OYJ                                                   5,474     48,088
Rautaruukki OYJ (1)                                            18,768     80,821
                                                                        --------
                                                                         128,909
                                                                        --------
FRANCE (0.68%)
Alcatel SA ADR (1)                                              1,516     13,568
Autoroutes du Sud de la France SA                                  56      1,637
Aventis SA ADR                                                    766     41,900
AXA ADR                                                         1,699     26,521
BNP Paribas SA                                                    839     42,633
France Telecom SA ADR                                             258      6,360
Groupe Wanadoo SA (1)                                           4,546     30,435
LVMH Moet Hennessy Louis Vuitton SA                               382     18,946
Renault SA                                                      1,366     72,220
Societe Generale Class A                                          140      8,874
Total SA                                                          989     74,966
Vivendi Universal SA (1)                                          595     10,830
Vivendi Universal SA ADR (1)                                      270      4,979
                                                                        --------
                                                                         353,869
                                                                        --------
GERMANY (0.41%)
Allianz AG                                                        269     22,359
DaimlerChrysler AG                                              1,120     38,886
Deutsche Bank AG                                                  265     17,188
Deutsche Telekom AG ADR (1)                                     1,426     21,675
E.ON AG                                                         1,093     56,193
SAP AG ADR                                                        451     13,178
Siemens AG                                                        919     45,084
                                                                        --------
                                                                         214,563
                                                                        --------
HONG KONG (0.15%)
Cheung Kong (Holdings) Ltd.                                     6,000     36,085
Hutchison Whampoa Ltd.                                          3,000     18,274
New World Development Co. Ltd.                                 23,000      8,922
Sun Hung Kai Properties Ltd.                                    2,000     10,105
                                                                        --------
                                                                          73,386
                                                                        --------
IRELAND (0.08%)
Allied Irish Banks PLC ADR                                     1,380    $ 41,276
                                                                        --------
ITALY (0.39%)
Assicurazioni Generali SpA                                      2,471     57,262
Benetton Group SpA ADR                                            865     18,165
Eni SpA                                                         3,186     48,184
ENI-Ente Nazionale Idrocarburi SpA ADR                            154     11,710
Fiat SpA ADR (1)                                                  819      5,880
San Paolo-IMI SpA ADR                                           1,098     20,664
Seat-Pagine Gialle SpA (1)                                     60,712     42,180
                                                                        --------
                                                                         204,045
                                                                        --------
JAPAN (1.70%)
Canon Inc.                                                      1,000     45,888
Canon Inc. ADR                                                    372     16,982
Casio Computer Co. Ltd.                                        15,000     95,815
Dai Nippon Printing Co. Ltd.                                    3,000     31,730
Fuji Photo Film Co. Ltd.                                        1,000     28,899
Fuji Photo Film Co. Ltd. ADR                                      281      8,096
Fujitsu Ltd.                                                    7,000     28,682
Honda Motor Company Ltd. ADR                                      764     14,554
Ito-Yokado Co. Ltd.                                             1,000     23,943
Ito-Yokado Co. Ltd. ADR (2)                                       343      8,191
Japan Airlines System Corp. ADR                                   868      9,250
Kinki Nippon Railway Co. Ltd.                                  14,000     36,377
Kirin Brewery Co. Ltd. ADR                                      2,740     19,070
Kubota Corp. ADR                                                1,264     17,127
Kyocera Corp. ADR                                                 118      6,726
Makita Corp. ADR                                                  347      2,741
Matsushita Electric Industrial Co. Ltd.                         1,000      9,902
Millea Holdings Inc. ADR                                          754     28,984
Mitsubishi Corp. ADR                                              992     13,541
Mitsui & Co. ADR                                                  136     13,396
Mizuho Financial Group Inc. (1)                                    12      9,484
Murata Manufacturing Co. Ltd.                                     800     31,447
NEC Corp. (1)                                                   4,000     19,988
NEC Corp. ADR                                                   3,107     15,659
Nippon Telegraph & Telephone Corp. ADR                            685     13,563
Nissan Motor Co. Ltd. ADR                                       1,182     22,399
Nomura Holdings Inc.                                            4,000     50,768
NTT DoCoMo Inc.                                                    17     36,810
Pioneer Corp. ADR                                                 480     10,930
Ricoh Corp. Ltd. ADR                                              146     12,228
Secom Co. Ltd.                                                  1,000     29,315
Sony Corp.                                                      1,000     28,149
Sony Corp. ADR                                                      1         28
Takeda Chemical Industries Ltd.                                 1,000     36,894
Tokyo Electric Power Co. Inc. (The)                             2,100     40,137
Toyota Motor Corp.                                              2,000     51,801
                                                                        --------
                                                                         869,494
                                                                        --------

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

NETHERLANDS (0.54%)
Abn Amro Holding NV ADR                                       1,681   $   32,090
Aegon NV ADR                                                    880        8,835
Akzo Nobel NV ADR                                               472       12,579
ING Groep NV                                                  1,508       26,201
ING Groep NV ADR                                                616       10,798
Koninklijke Ahold NV ADR                                      1,162        9,726
Koninklijke Philips Electronics NV NY Shares                    850       16,244
Reed Elsevier NV ADR                                          1,491       35,411
Royal Dutch Petroleum Co.                                     1,320       61,270
Unilever NV CVA                                               1,303       69,907
                                                                      ----------
                                                                         283,061
                                                                      ----------
PANAMA (0.06%)
Carnival Corp.                                                1,000       32,510
                                                                      ----------
PORTUGAL (0.03%)
Banco Comercial Portugues SA ADR                                456        4,058
Banco Comercial Portugues SA Class R                          6,000       10,542
                                                                      ----------
                                                                          14,600
                                                                      ----------
SINGAPORE (0.00%)
Chartered Semiconductor Manufacturing Ltd. ADR (1)              193          994
                                                                      ----------
SPAIN (0.32%)
Banco Bilbao Vizcaya Argentaria SA ADR                        1,578       16,553
Banco Santander Central Hispano SA ADR                        4,523       39,893
Repsol YPF SA ADR                                               945       15,281
Telefonica SA                                                 7,839       91,009
                                                                      ----------
                                                                         162,736
                                                                      ----------
SWEDEN (0.30%)
Hoganas AB Class B                                            4,069       82,855
Sapa AB                                                       3,728       74,980
                                                                      ----------
                                                                         157,835
                                                                      ----------
SWITZERLAND (0.78%)
Adecco SA ADR                                                 1,038       10,847
Centerpulse ADR                                                 569       15,363
Credit Suisse Group                                           1,867       49,137
Nestle SA                                                       340       70,156
Novartis AG                                                   2,079       82,267
Roche Holding AG - Genusschein                                1,073       84,165
UBS AG - Registered                                           1,603       89,171
                                                                      ----------
                                                                         401,106
                                                                      ----------
UNITED KINGDOM (2.30%)
AstraZeneca PLC                                               2,550   $  102,252
Barclays PLC ADR (3)                                          1,232       36,861
BP PLC                                                       15,672      108,681
BP PLC ADR                                                      696       29,246
British American Tobacco PLC                                  6,353       72,073
British Sky Broadcasting PLC ADR                                363       16,371
British Telecom PLC ADR                                         552       18,580
Cadbury Schweppes PLC ADR                                     1,107       26,767
Diageo PLC ADR                                                1,519       66,471
GlaxoSmithKline PLC                                           5,301      106,981
Hanson PLC ADR                                                  937       26,480
HBOS PLC                                                     11,212      145,144
Hong Kong & Shanghai Banking ADR                                362       21,398
HSBC Holdings PLC                                             9,842      116,284
Lloyds TSB Group PLC                                          2,286       16,230
Reuters Group PLC ADR                                           273        4,799
Royal Bank of Scotland Group PLC                              2,788       78,211
Shell Transport & Trading Co. PLC                             4,033       26,620
Tesco PLC                                                    21,161       76,560
Vodafone Group PLC                                           21,251       41,555
Vodafone Group PLC ADR                                        2,697       52,996
                                                                      ----------
                                                                       1,190,560
                                                                      ----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $4,761,819)                                                     4,393,796
                                                                      ----------

TOTAL COMMON STOCKS
(Cost: $18,282,517)                                                   18,018,330
                                                                      ----------

                                                         Shares or
                                                          principal
                                                           amount       Value
                                                         ----------   ----------
U.S. GOVERNMENT OBLIGATIONS (62.84%)

U.S. Treasury Notes
   1.50%, 02/28/2005                                     $2,235,000   $2,245,739
   1.63%, 01/31/2005                                      2,090,000    2,104,369
   1.63%, 04/30/2005                                      3,020,000    3,039,817
   1.88%, 09/30/2004                                      1,500,000    1,514,766
   2.00%, 05/15/2006                                      1,475,000    1,490,672
   3.25%, 08/15/2007                                      1,605,000    1,675,031
   3.88%, 02/15/2013                                        470,000      483,641
   4.00%, 11/15/2012                                        950,000      988,557
   4.75%, 11/15/2008                                      1,090,000    1,208,325
   4.88%, 02/15/2012                                        460,000      511,318
   5.00%, 08/15/2011                                      2,200,000    2,467,782
   5.50%, 05/15/2009                                        800,000      921,437
   5.63%, 05/15/2008                                      1,790,000    2,052,067
   5.75%, 11/15/2005                                      3,025,000    3,329,273
   5.75%, 08/15/2010                                        500,000      585,254
   5.88%, 11/15/2004                                        200,000      212,852
   6.00%, 08/15/2004                                        400,000      422,031

                See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                      Shares or
                                                      principal
                                                        amount         Value
                                                     ------------   ------------
U.S. GOVERNMENT OBLIGATIONS (Cont.)
   6.13%, 08/15/2007                                 $    200,000   $    231,352
   6.50%, 10/15/2006                                    1,920,000      2,205,899
   6.75%, 05/15/2005                                      700,000        770,902
   7.00%, 07/15/2006                                    1,575,000      1,820,355
   7.25%, 08/15/2004                                      900,000        962,050
   7.50%, 02/15/2005                                      400,000        440,500
   7.88%, 11/15/2004                                      800,000        873,094
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $31,351,021)                                                   32,557,083
                                                                    ------------
SHORT TERM INSTRUMENTS (25.65%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (4)                             7,833,795      7,833,795
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional Shares (4)          2,064,105      2,064,105
BlackRock Temp Cash Money Market Fund (4)                 104,091        104,091
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (4)                      541,248        541,248
Short Term Investment Co. - Prime
   Money Market Portfolio, Institutional
   Shares (4)                                             229,345        229,345
Abbey National Treasury Services PLC, Time Deposit
   1.38%, 07/01/2003 (4)                             $    137,607        137,607
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (4)                                  114,655        114,655
   1.17%, 08/15/2003 (4)                                  172,018        172,018
Canadian Imperial Bank of Commerce,
   Floating Rate Note
   1.07%, 10/30/2003 (4)                                   91,738         91,738
CC USA Inc., Floating Rate Note
   1.10%, 04/19/2004 (4)                                  100,907        100,907
   1.31%, 05/24/2004 (4)                                  229,322        229,322
Dorada Finance Inc., Floating Rate Note
   1.06%, 05/20/2004 (4)                                  229,310        229,310
Five Finance Inc., Floating Rate Note
   1.15%, 04/15/2004 (4)                                  114,672        114,672
HBOS Treasury Services PLC, Floating Rate Note
   1.27%, 06/24/2004 (4)                                  229,345        229,345
Holmes Financing PLC, Floating Rate Bond
   1.14%, 04/15/2004 (4)                                   45,869         45,869
K2 USA LLC, Floating Rate Note
   1.15%, 05/17/2004 (4)                                  114,667        114,667
   1.22%, 04/13/2004 (4)                                  114,667        114,667
Links Finance LLC, Floating Rate Note
   0.98%, 06/28/2004 (4)                             $    114,649   $    114,649
   1.08%, 03/29/2004 (4)                                  114,672        114,672
   1.29%, 05/04/2004 (4)                                  114,667        114,667
Sigma Finance Inc., Floating Rate Note
   1.13%, 10/15/2003 (4)                                  229,333        229,333
White Pine Finance LLC, Floating Rate Note
   1.07%, 04/20/2004 (4)                                  114,672        114,672
   1.14%, 05/17/2004 (4)                                  137,607        137,607
                                                                    ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,292,961)                                                   13,292,961
                                                                    ------------
REPURCHASE AGREEMENTS (0.31%)
Bank of America NA Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with an effective
   yield of 1.30%. (4)                                    114,672        114,672
Merrill Lynch Government Securities Inc.
   Repurchase Agreement, dated 06/30/2003, due
   07/01/2003, with an effective yield of
   1.38%. (4)                                              45,869         45,869
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $160,541)                                                         160,541
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES (123.58%)
(Cost $63,087,040)                                                    64,028,915

OTHER ASSETS, NET OF LIABILITIES (-23.58%)                           (12,218,334)
                                                                    ------------
NET ASSETS (100.00%)                                                $ 51,810,581
                                                                    ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                  (Unaudited)

                                                               Shares     Value
                                                               ------   --------
COMMON STOCKS (49.83%)

U.S. COMMON STOCKS (37.66%)

ADVERTISING (0.09%)
ADVO Inc. (1)                                                     705   $ 31,302
Interpublic Group of Companies Inc.                             2,673     35,765
Omnicom Group Inc.                                                956     68,545
                                                                        --------
                                                                         135,612
                                                                        --------
AEROSPACE / DEFENSE (0.50%)
Boeing Co. (The)                                                4,178    143,389
Curtiss-Wright Corp.                                              367     23,194
General Dynamics Corp.                                          1,149     83,302
Goodrich (B.F.) Co.                                             1,120     23,520
Lockheed Martin Corp.                                           2,252    107,128
Northrop Grumman Corp.                                            841     72,570
Raytheon Co.                                                    2,129     69,916
Rockwell Collins Inc.                                           1,478     36,403
United Technologies Corp.                                       2,336    165,459
                                                                        --------
                                                                         724,881
                                                                        --------
AGRICULTURE (0.01%)
Maui Land & Pineapple Co. Inc. (1)                                932     20,951
                                                                        --------
AIRLINES (0.10%)
Alaska Air Group Inc. (1)                                         216      4,633
AMR Corp. (1)                                                   1,511     16,621
Continental Airlines Inc. Class B (1)                           1,448     21,677
Delta Air Lines Inc.                                              916     13,447
Northwest Airlines Corp. (1)                                      645      7,282
Southwest Airlines Co.                                          4,577     78,724
                                                                        --------
                                                                         142,384
                                                                        --------
APPAREL (0.14%)
Jones Apparel Group Inc. (1)                                      832     24,344
Liz Claiborne Inc.                                              1,333     46,988
Nike Inc. Class B                                               1,615     86,386
VF Corp.                                                        1,141     38,760
                                                                        --------
                                                                         196,478
                                                                        --------
AUTO MANUFACTURERS (0.23%)
CLARCOR Inc.                                                      867     33,423
Dura Automotive Systems Inc. (1)                                1,200     11,772
Ford Motor Company                                              9,807    107,779
General Motors Corp.                                            2,907    104,652
Navistar International Corp. (1)                                  643     20,981
PACCAR Inc.                                                       805     54,386
                                                                        --------
                                                                         332,993
                                                                        --------
AUTO PARTS & EQUIPMENT (0.10%)
Cooper Tire & Rubber Co.                                        1,588     27,933
Dana Corp.                                                      1,344     15,537
Delphi Corp.                                                    3,260     28,134
Goodyear Tire & Rubber Co. (The)                                1,189      6,242
Modine Manufacturing Co.                                        1,200   $ 23,244
Superior Industries International Inc.                            598     24,937
Visteon Corp.                                                   1,754     12,050
                                                                        --------
                                                                         138,077
                                                                        --------
BANKS (3.12%)
AmSouth Bancorp                                                 2,922     63,816
BancTrust Financial Group Inc.                                    486      7,805
Bank of America Corp.                                           7,645    604,184
Bank of New York Co. Inc. (The)                                 3,866    111,147
Bank One Corp.                                                  5,748    213,711
BankUnited Financial Corp. Class A (1)                          1,399     28,190
Banner Corp.                                                    1,280     26,227
BB&T Corp.                                                      2,506     85,956
Cascade Bancorp                                                   296      5,130
Century Bancorp Inc. Class A                                       37      1,102
CFS Bancorp Inc.                                                2,765     38,986
Charter One Financial Inc.                                      1,629     50,792
City Bank                                                         843     22,812
Coastal Financial Corp.                                           110      1,417
Comerica Inc.                                                   1,161     53,986
Community Trust Bancorp Inc.                                    1,525     39,863
Dime Community Bancshares                                       1,802     45,861
Eastern Virginia Bankshares                                       263      6,036
Farmers Capital Bank Corp.                                         69      2,205
Fifth Third Bancorp                                             2,612    149,772
First Citizens Banc Corp.                                         224      5,813
First Community Bancshares Inc.                                   340     11,937
First Republic Bank (1)                                           702     18,673
First Sentinel Bancorp Inc.                                     1,907     30,455
FirstFed Financial Corp. (1)                                      324     11,434
Flagstar Bancorp Inc.                                           1,939     47,409
FleetBoston Financial Corp.                                     5,406    160,612
Gold Bancorp Inc.                                               1,950     20,494
Golden West Financial Corp.                                       818     65,448
Heartland Financial USA Inc.                                       39      1,256
Huntington Bancshares Inc.                                      3,191     62,288
Investors Financial Services Corp.                                946     27,443
KeyCorp                                                         2,670     67,471
MAF Bancorp Inc.                                                  986     36,551
Marshall & Ilsley Corp.                                         1,685     51,527
Mellon Financial Corp.                                          1,872     51,948
NASB Financial Inc.                                                47      1,363
National Bankshares Inc.                                           38      1,503
National City Corp.                                             3,303    108,041
NBT Bancorp Inc.                                                1,487     28,773
Northern States Financial Corp.                                   239      6,862
Northern Trust Corp.                                            1,174     49,061
Northwest Bancorp Inc.                                          1,992     31,872
OceanFirst Financial Corp.                                      1,618     39,528
Old Point Financial Corp.                                         153      4,484
PNC Financial Services Group                                    1,474     71,946

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
Regions Financial Corp.                                       1,582   $   53,440
Republic Bancorp Inc.                                         2,215       29,725
Republic Bancorp Inc. Class A                                 1,314       19,487
Republic Bancshares Inc.                                      1,372       34,314
Royal Bancshares of Pennsylvania Class A                      1,845       39,391
SoundView Technology Group Inc. (1)                           1,647       16,666
SouthTrust Corp.                                              2,445       66,504
State Street Corp.                                            1,889       74,427
Sterling Bancorp (New York)                                   1,209       33,719
Sterling Financial Corp. (Pennsylvania)                       1,165       27,086
SunTrust Banks Inc.                                           1,596       94,707
Synovus Financial Corp.                                       2,317       49,815
Texas Regional Bancshares Inc. Class A                          859       29,807
U.S. Bancorp                                                 10,675      261,537
UMB Financial Corp.                                             481       20,394
Umpqua Holdings Corp.                                           362        6,874
United Community Financial Corp.                              1,950       18,018
United Security Bancshares Inc.                                  22          994
USB Holding Co. Inc.                                          1,585       28,134
Wachovia Corp.                                                6,809      272,088
Washington Mutual Inc.                                        4,480      185,024
Wayne Bancorp Inc.                                              342       10,428
Wells Fargo & Company                                         8,686      437,774
West Coast Bancorp                                            2,656       48,339
Westamerica Bancorp                                             671       28,907
Zions Bancorporation                                            882       44,638
                                                                      ----------
                                                                       4,505,427
                                                                      ----------
BEVERAGES (0.85%)
Anheuser-Busch Companies Inc.                                 3,181      162,390
Brown-Forman Corp. Class B                                      492       38,681
Coca-Cola Co. (The)                                          11,877      551,212
Coca-Cola Enterprises Inc.                                    3,105       56,356
National Beverage Corp. (1)                                   2,077       28,870
Pepsi Bottling Group Inc.                                     1,841       36,857
PepsiCo Inc.                                                  7,964      354,398
                                                                      ----------
                                                                       1,228,764
                                                                      ----------
BIOTECHNOLOGY (0.56%)
Acacia Research - CombiMatrix (1)                               676        1,636
Affymetrix Inc. (1)                                             433        8,534
Amgen Inc. (1)                                                6,253      415,449
Applera Corp. - Celera Genomics Group (1)                     1,539       15,882
Biogen Inc. (1)                                                 810       30,780
Cambrex Corp.                                                   147        3,384
Cephalon Inc. (1)                                               377       15,517
Chiron Corp. (1)                                              1,111       48,573
CryoLife Inc. (1)                                               197        2,039
Genentech Inc. (1)                                            1,167       84,164
Genzyme Corp. - General Division (1)                          1,248   $   52,166
Human Genome Sciences Inc. (1)                                1,081       13,750
IDEC Pharmaceuticals Corp. (1)                                  723       24,582
Integra LifeSciences Holdings Corp. (1)                         961       25,351
Invitrogen Corp. (1)                                            224        8,595
Millennium Pharmaceuticals Inc. (1)                           1,845       29,022
Nektar Therapeutics (1)                                         327        3,018
Protein Design Labs Inc. (1)                                    759       10,611
Regeneron Pharmaceuticals Inc. (1)                              313        4,930
TECHNE Corp. (1)                                                460       13,956
                                                                      ----------
                                                                         811,939
                                                                      ----------
BUILDING MATERIALS (0.08%)
Masco Corp.                                                   3,262       77,799
Mestek Inc. (1)                                                  69        1,242
Vulcan Materials Co.                                          1,042       38,627
                                                                      ----------
                                                                         117,668
                                                                      ----------
CHEMICALS (0.57%)
Air Products & Chemicals Inc.                                 1,369       56,950
Dow Chemical Co. (The)                                        5,023      155,512
Du Pont (E.I.) de Nemours and Co.                             5,404      225,023
Eastman Chemical Co.                                            679       21,504
Engelhard Corp.                                               1,845       45,701
Great Lakes Chemical Corp.                                    1,400       28,560
Hercules Inc. (1)                                             1,923       19,038
Monsanto Co.                                                  1,650       35,706
OM Group Inc.                                                   705       10,385
PPG Industries Inc.                                             972       49,319
Praxair Inc.                                                    864       51,926
Rohm & Haas Co.                                               1,472       45,676
Sherwin-Williams Co. (The)                                    1,504       40,428
Sigma-Aldrich Corp.                                             717       38,847
                                                                      ----------
                                                                         824,575
                                                                      ----------
COMMERCIAL SERVICES (0.69%)
Apollo Group Inc. Class A (1)                                 1,217       75,162
Arbitron Inc. (1)                                               816       29,131
Bankrate Inc. (1)                                               632        7,660
Block (H & R) Inc.                                              849       36,719
Caremark Rx Inc. (1)                                          1,443       37,056
CDI Corp. (1)                                                 1,012       26,272
Cendant Corp. (1)                                             6,002      109,957
Coinstar Inc. (1)                                               340        6,412
Concord EFS Inc. (1)                                          2,980       43,866
Convergys Corp. (1)                                           1,632       26,112
Corinthian Colleges Inc. (1)                                    593       28,802
Cornell Companies Inc. (1)                                    1,131       17,123
Corporate Executive Board Co. (The) (1)                         675       27,358
Donnelley (R.R.) & Sons Co.                                   1,779       46,503
Dun & Bradstreet Corp. (1)                                      902       37,072

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Ecolab Inc.                                                   1,974   $   50,534
Electro Rent Corp. (1)                                        1,399       15,081
Equifax Inc.                                                  1,388       36,088
First Consulting Group Inc. (1)                               1,093        5,104
GSI Commerce Inc. (1)                                           179        1,196
Hudson Highland Group Inc. (1)                                   97        1,844
Insurance Auto Auctions Inc. (1)                              1,490       18,714
InterActiveCorp (1)                                             740       29,282
iPayment Holdings Inc. (1)                                      102        2,435
ITT Educational Services Inc. (1)                               762       22,288
McKesson Corp.                                                1,827       65,297
Medical Staffing Network Holdings Inc. (1)                      499        3,493
Midas Inc. (1)                                                  439        5,321
Monster Worldwide Inc. (1)                                    1,300       25,649
Moody's Corp.                                                 1,041       54,871
Paychex Inc.                                                  2,092       61,317
Petroleum Helicopters Inc. (1)                                  461       14,545
SM&A (1)                                                        482        5,447
Wackenhut Corrections Corp. (1)                               1,850       25,363
                                                                      ----------
                                                                         999,074
                                                                      ----------
COMPUTERS (2.08%)
Advent Software Inc. (1)                                        165        2,790
Affiliated Computer Services Inc. Class A (1)                   707       32,331
Apple Computer Inc. (1)                                       2,379       45,486
Black Box Corp.                                                 500       18,100
Brocade Communications Systems Inc. (1)                       2,500       14,725
CCC Information Services Group Inc. (1)                         558        8,091
Cisco Systems Inc. (1)                                       33,202      554,141
Computer Sciences Corp. (1)                                   1,153       43,952
Datastream Systems Inc. (1)                                     721        7,635
Dell Computer Corp. (1)                                      12,265      391,989
Drexler Technology Corp. (1)                                     82        1,271
DST Systems Inc. (1)                                            972       36,936
Electronic Data Systems Corp.                                 2,314       49,635
EMC Corp. (1)                                                12,393      129,755
Enterasys Networks Inc. (1)                                   2,404        7,284
Extreme Networks Inc. (1)                                     1,681        8,909
FactSet Research Systems Inc.                                   668       29,425
Gateway Inc. (1)                                              1,301        4,749
Hewlett-Packard Co.                                          15,748      335,432
International Business Machines Corp.                         7,945      655,462
Internet Security Systems Inc. (1)                              413        5,984
Interwoven Inc. (1)                                           4,893       10,862
Juniper Networks Inc. (1)                                     2,261       27,969
Keynote Systems Inc. (1)                                      1,490       15,615
Lexmark International Inc. (1)                                  633       44,797
Manhattan Associates Inc. (1)                                   363        9,427
Maxtor Corp. (1)                                              1,513   $   11,363
McDATA Corp. Class A (1)                                      1,701       24,954
Mindspeed Technologies Inc. (1)                               2,029        5,477
NCR Corp. (1)                                                   743       19,036
Network Appliance Inc. (1)                                    2,331       37,786
Nuance Communications Inc. (1)                                  527        2,846
Palm Inc. (1)                                                 1,521       24,747
Pegasus Solutions Inc. (1)                                    1,193       19,386
Planar Systems Inc. (1)                                          49          958
Rainbow Technologies Inc. (1)                                    42          353
Red Hat Inc. (1)                                              1,823       13,800
Safeguard Scientifics Inc. (1)                                3,696        9,979
SanDisk Corp. (1)                                               601       24,250
Sapient Corp. (1)                                             5,542       15,351
ScanSource Inc. (1)                                              42        1,123
Seagate Technology Inc. (2)                                   1,574           --
Storage Technology Corp. (1)                                    373        9,601
Sun Microsystems Inc. (1)                                    17,244       79,322
SunGard Data Systems Inc. (1)                                 2,053       53,193
Synopsys Inc. (1)                                               572       35,378
Take-Two Interactive Software Inc. (1)                          828       23,466
Turnstone Systems Inc. (1)                                      424        1,064
Unisys Corp. (1)                                              1,931       23,713
VeriSign Inc. (1)                                               129        1,784
Veritas Software Corp. (1)                                    2,350       67,374
Western Digital Corp. (1)                                     1,464       15,079
                                                                      ----------
                                                                       3,014,135
                                                                      ----------
COSMETICS / PERSONAL CARE (0.81%)
Alberto-Culver Co. Class B                                      669       34,186
Avon Products Inc.                                            1,228       76,382
Colgate-Palmolive Co.                                         2,395      138,790
Estee Lauder Companies Inc. Class A                             807       27,059
Gillette Co. (The)                                            4,666      148,659
International Flavors & Fragrances Inc.                       1,008       32,185
Kimberly-Clark Corp.                                          2,381      124,145
Procter & Gamble Co.                                          6,625      590,817
                                                                      ----------
                                                                       1,172,223
                                                                      ----------
DISTRIBUTION / WHOLESALE (0.14%)
Advanced Energy Industries Inc. (1)                             215        3,064
CDW Corp. (1)                                                   557       25,511
Costco Wholesale Corp. (1)                                    2,559       93,659
Genuine Parts Co.                                             1,458       46,671
Grainger (W.W.) Inc.                                            760       35,538
                                                                      ----------
                                                                         204,443
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES (3.16%)
American Express Co.                                          5,867      245,299
American International Group Inc.                            13,958      770,202
Bear Stearns Companies Inc. (The)                               618       44,756
Capital One Financial Corp.                                   1,257       61,819

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Charter Municipal Mortgage Acceptance Co.                     2,823   $   53,665
Citigroup Inc.                                               27,402    1,172,806
Citigroup Inc. Warrants (Expires 12/31/2050) (1)                500          510
Countrywide Financial Corp.                                     808       56,213
Digital Insight Corp. (1)                                       997       18,993
DVI Inc. (1)                                                    132          616
Fannie Mae                                                    4,524      305,099
Federal Agricultural Mortgage Corp. (1)                          45        1,006
Federated Investors Inc. Class B                                387       10,612
Financial Federal Corp. (1)                                      57        1,391
Forrester Research Inc. (1)                                   1,200       19,632
Franklin Resources Inc.                                       1,651       64,505
Freddie Mac                                                   3,552      180,335
Goldman Sachs Group Inc. (The)                                2,441      204,434
Investment Technology Group Inc. (1)                            168        3,125
Janus Capital Group Inc.                                      2,282       37,425
Jeffries Group Inc.                                             805       40,081
JP Morgan Chase & Co.                                        10,054      343,646
Lehman Brothers Holdings Inc.                                 1,257       83,565
MBNA Corp.                                                    6,933      144,484
Merrill Lynch & Co. Inc.                                      4,521      211,040
Morgan Stanley                                                5,624      240,426
Providian Financial Corp. (1)                                 1,066        9,871
Schwab (Charles) Corp. (The)                                  7,658       77,269
Seacoast Financial Services Corp.                             1,937       38,353
SLM Corp.                                                     2,211       86,605
T. Rowe Price Group Inc.                                      1,244       46,961
                                                                      ----------
                                                                       4,574,744
                                                                      ----------
ELECTRIC (1.03%)
AES Corp. (The) (1)                                           3,144       19,964
Allegheny Energy Inc.                                         2,098       17,728
Ameren Corp.                                                    947       41,763
American Electric Power Co. Inc.                              1,425       42,508
Avista Corp.                                                    950       13,442
Black Hills Corp.                                             1,259       38,651
Calpine Corp. (1)                                             1,148        7,577
CenterPoint Energy Inc.                                       3,123       25,452
CH Energy Group Inc.                                            945       42,525
Cinergy Corp.                                                 1,322       48,636
CMS Energy Corp.                                              2,109       17,083
Consolidated Edison Inc.                                      1,138       49,253
Constellation Energy Group Inc.                               1,397       47,917
Dominion Resources Inc.                                       1,472       94,605
DTE Energy Co.                                                1,089       42,079
Duke Energy Corp.                                             4,752       94,802
Edison International (1)                                      1,500       24,645
Entergy Corp.                                                 1,402       73,998
Exelon Corp.                                                  1,853      110,828
FirstEnergy Corp.                                             1,760       67,672
FPL Group Inc.                                                1,004   $   67,117
NiSource Inc.                                                 1,981       37,639
PG&E Corp. (1)                                                2,250       47,588
Pinnacle West Capital Corp.                                     768       28,762
PNM Resources Inc.                                              887       23,727
PPL Corp.                                                     1,309       56,287
Progress Energy Inc.                                          1,216       53,382
Public Service Enterprise Group Inc.                            953       40,264
Southern Company                                              4,238      132,056
Texas Genco Holdings Inc.                                       156        3,627
TXU Corp.                                                     1,471       33,024
Xcel Energy Inc.                                              2,850       42,864
                                                                      ----------
                                                                       1,487,465
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.04%)
American Power Conversion Corp. (1)                           1,882       29,340
Molex Inc.                                                    1,290       34,817
                                                                      ----------
                                                                          64,157
                                                                      ----------
ELECTRONICS (0.42%)
Agilent Technologies Inc. (1)                                 2,745       53,665
Applera Corp. - Applied Biosystems Group                      1,727       32,865
ATMI Inc. (1)                                                   323        8,065
Cymer Inc. (1)                                                  340       10,730
DuPont Photomasks Inc. (1)                                      220        4,143
Electro Scientific Industries Inc. (1)                          362        5,488
Energy Conversion Devices Inc. (1)                              897        8,163
Exar Corp. (1)                                                  383        6,063
Fairchild Semiconductor International Inc. Class A (1)          427        5,461
General Cable Corp.                                             851        4,595
Hutchinson Technology Inc. (1)                                  584       19,208
II-VI Inc. (1)                                                1,136       26,219
InVision Technologies Inc. (1)                                  500       12,425
Jabil Circuit Inc. (1)                                        1,714       37,879
Johnson Controls Inc.                                           546       46,738
Keithley Instruments Inc.                                       863       12,470
Parker Hannifin Corp.                                           813       34,138
PerkinElmer Inc.                                              1,596       22,041
Photon Dynamics Inc. (1)                                        557       15,390
Photronics Inc. (1)                                             944       16,473
Power Integrations Inc. (1)                                     324        7,880
Sanmina-SCI Corp. (1)                                         2,897       18,280
Solectron Corp. (1)                                           4,651       17,395
Symbol Technologies Inc.                                      2,463       32,044
Tektronix Inc. (1)                                            1,223       26,417
Thermo Electron Corp. (1)                                     1,699       35,713
Trimble Navigation Ltd. (1)                                     915       20,981
Triumph Group Inc. (1)                                          510       14,367
Valence Technology Inc. (1)                                   1,983        5,929
Waters Corp. (1)                                              1,000       29,130

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Woodward Governor Co.                                           406   $   17,458
Zoran Corp. (1)                                                 313        6,013
                                                                      ----------
                                                                         613,826
                                                                      ----------
ENERGY & RELATED (0.01%)
Headwaters Inc. (1)                                           1,150       16,894
                                                                      ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                                   1,029       34,616
                                                                      ----------
ENTERTAINMENT (0.11%)
Alliance Gaming Corp. (1)                                     1,516       28,668
Churchill Downs Inc.                                            551       21,109
Expedia Inc. (1)                                                333       25,435
International Game Technology Inc. (1)                          476       48,709
Macrovision Corp. (1)                                           475        9,462
Martha Stewart Living Omnimedia Inc. Class A (1)                454        4,263
Steinway Musical Instruments Inc. (1)                         1,063       16,370
                                                                      ----------
                                                                         154,016
                                                                      ----------
ENVIRONMENTAL CONTROL (0.07%)
Allied Waste Industries Inc. (1)                              1,483       14,904
Waste Connections Inc. (1)                                      559       19,593
Waste Management Inc.                                         2,704       65,139
                                                                      ----------
                                                                          99,636
                                                                      ----------
FOOD (0.74%)
Albertson's Inc.                                              2,203       42,298
Archer-Daniels-Midland Co.                                    3,612       46,486
Campbell Soup Co.                                             2,136       52,332
ConAgra Foods Inc.                                            3,297       77,809
Del Monte Foods Co. (1)                                         767        6,780
General Mills Inc.                                            1,624       76,994
Great Atlantic & Pacific Tea Co. (1)                            438        3,854
Heinz (H.J.) Co.                                              1,649       54,384
Hershey Foods Corp.                                             628       43,746
IHOP Corp.                                                    1,233       38,926
J&J Snack Foods Corp. (1)                                       737       23,311
Kellogg Co.                                                   2,062       70,871
Kroger Co. (1)                                                4,265       71,140
Nash Finch Co.                                                  726       12,088
P.F. Chang's China Bistro Inc. (1)                              782       38,482
Safeway Inc. (1)                                              2,290       46,853
Sanderson Farms Inc.                                          1,313       36,895
Sara Lee Corp.                                                3,823       71,911
SUPERVALU Inc.                                                1,524       32,492
Sysco Corp.                                                   3,479      104,509
Tootsie Roll Industries Inc.                                    689       21,008
Winn-Dixie Stores Inc.                                        1,891       23,278
Wrigley (William Jr.) Co.                                     1,230       69,163
                                                                      ----------
                                                                       1,065,610
                                                                      ----------
FOREST PRODUCTS & PAPER (0.20%)
Georgia-Pacific Corp.                                         2,012   $   38,127
International Paper Co.                                       2,712       96,900
Louisiana-Pacific Corp. (1)                                   2,104       22,807
MeadWestvaco Corp.                                            1,967       48,585
Weyerhaeuser Co.                                              1,420       76,680
                                                                      ----------
                                                                         283,099
                                                                      ----------
GAS (0.08%)
Peoples Energy Corp.                                          1,052       45,120
Sempra Energy                                                 1,459       41,625
Southwestern Energy Co. (1)                                   2,100       31,521
                                                                      ----------
                                                                         118,266
                                                                      ----------
HAND / MACHINE TOOLS (0.15%)
Baldor Electric Co.                                             908       18,705
Black & Decker Corp.                                            636       27,634
Emerson Electric Co.                                          1,995      101,945
Kennametal Inc.                                                 876       29,644
SPX Corp. (1)                                                   296       13,042
Stanley Works (The)                                             756       20,866
                                                                      ----------
                                                                         211,836
                                                                      ----------
HEALTH CARE (1.81%)
Aetna Inc.                                                      843       50,749
Anthem Inc. (1)                                               1,322      101,992
Bausch & Lomb Inc.                                              670       25,125
Baxter International Inc.                                     2,804       72,904
Becton, Dickinson & Co.                                       1,872       72,727
Biomet Inc.                                                   1,863       53,394
Boston Scientific Corp. (1)                                   2,242      136,986
Cerner Corp. (1)                                                418        9,593
Cerus Corp. (1)                                                 291        2,191
Cobalt Corp. (1)                                              1,475       30,311
Enzon Pharmaceuticals Inc. (1)                                  347        4,344
Express Scripts Inc. (1)                                        484       33,067
Guidant Corp.                                                 1,548       68,716
HCA Inc.                                                      3,243      103,906
Invacare Corp.                                                  992       32,736
Johnson & Johnson                                            15,237      787,753
Laboratory Corp. of America Holdings (1)                        900       27,135
Medtronic Inc.                                                6,011      288,348
Micro Therapeutics Inc. (1)                                   1,072        4,545
Oxford Health Plans Inc. (1)                                  1,062       44,636
Quest Diagnostics Inc. (1)                                      944       60,227
ResMed Inc. (1)                                                 641       25,127
Respironics Inc. (1)                                            744       27,915
St. Jude Medical Inc. (1)                                     1,070       61,525
Stryker Corp.                                                 1,129       78,319
Tenet Healthcare Corp. (1)                                    3,150       36,698
Triad Hospitals Inc. (1)                                      1,116       27,699
UnitedHealth Group Inc.                                       3,354      168,539

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Vital Images Inc. (1)                                           664   $   12,271
WellPoint Health Networks Inc. (1)                            1,202      101,329
Zimmer Holdings Inc. (1)                                      1,387       62,484
                                                                      ----------
                                                                       2,613,291
                                                                      ----------
HOME BUILDERS (0.05%)
Centex Corp.                                                    462       35,939
Champion Enterprises Inc. (1)                                   627        3,248
Standard-Pacific Corp.                                        1,012       33,558
                                                                      ----------
                                                                          72,745
                                                                      ----------
HOME FURNISHINGS (0.09%)
Leggett & Platt Inc.                                          2,306       47,273
Libbey Inc.                                                     769       17,456
Maytag Corp.                                                    831       20,293
Oneida Ltd.                                                     242        1,634
Whirlpool Corp.                                                 610       38,857
                                                                      ----------
                                                                         125,513
                                                                      ----------
HOUSEHOLD PRODUCTS / WARES (0.13%)
Avery Dennison Corp.                                            753       37,801
Clorox Co.                                                    1,211       51,649
Fortune Brands Inc.                                           1,017       53,087
Newell Rubbermaid Inc.                                        1,604       44,912
                                                                      ----------
                                                                         187,449
                                                                      ----------
INSURANCE (1.12%)
ACE Ltd.                                                      1,644       56,373
AFLAC Inc.                                                    3,152       96,924
Allmerica Financial Corp. (1)                                   271        4,875
Allstate Corp. (The)                                          3,698      131,834
Ambac Financial Group Inc.                                      652       43,195
AON Corp.                                                     1,805       43,464
Chubb Corp.                                                     734       44,040
CIGNA Corp.                                                     703       32,999
Cincinnati Financial Corp.                                    1,354       50,220
Hancock (John) Financial Services Inc.                        1,851       56,881
Hartford Financial Services Group Inc.                        1,254       63,151
Hilb, Rogal & Hamilton Co.                                      684       23,283
Jefferson-Pilot Corp.                                           999       41,419
Kansas City Life Insurance Co.                                  295       12,638
Lincoln National Corp.                                          948       33,777
Loews Corp.                                                   1,038       49,087
Marsh & McLennan Companies Inc.                               2,383      121,700
MBIA Inc.                                                       761       37,099
MetLife Inc.                                                  3,756      106,370
MGIC Investment Corp.                                           574       26,771
PICO Holdings Inc. (1)                                        1,017       13,221
Principal Financial Group Inc.                                2,317       74,723
ProAssurance Corp. (1)                                          722       19,487
Progressive Corp. (The)                                       1,110       81,141
Prudential Financial Inc.                                     3,044   $  102,431
SAFECO Corp.                                                  1,091       38,490
St. Paul Companies Inc.                                       1,091       39,832
Travelers Property Casualty Corp. Class B                     5,381       84,858
UNUMProvident Corp.                                           1,961       26,297
XL Capital Ltd. Class A                                         762       63,246
                                                                      ----------
                                                                       1,619,826
                                                                      ----------
IRON / STEEL (0.04%)
Allegheny Technologies Inc.                                   3,391       22,381
Carpenter Technology Corp.                                      150        2,340
Cleveland-Cliffs Inc. (1)                                       454        8,104
Nucor Corp.                                                     157        7,669
United States Steel Corp.                                     1,278       20,921
                                                                      ----------
                                                                          61,415
                                                                      ----------
LEISURE TIME (0.07%)
Brunswick Corp.                                                 875       21,893
Harley-Davidson Inc.                                          1,437       57,279
Nautilus Group Inc. (The)                                       133        1,649
Sabre Holdings Corp.                                          1,005       24,773
                                                                      ----------
                                                                         105,594
                                                                      ----------
LODGING (0.11%)
Harrah's Entertainment Inc. (1)                                 838       33,721
Hilton Hotels Corp.                                           3,594       45,967
Marriott International Inc. Class A                           1,428       54,864
Starwood Hotels & Resorts Worldwide Inc.                        781       22,329
                                                                      ----------
                                                                         156,881
                                                                      ----------
MACHINERY (0.28%)
Caterpillar Inc.                                              1,715       95,457
Cummins Inc.                                                    589       21,139
Deere & Co.                                                   1,344       61,421
Dover Corp.                                                   1,399       41,914
Flowserve Corp. (1)                                             555       10,917
Gardner Denver Inc. (1)                                         235        4,808
Ingersoll-Rand Co. Class A                                    1,223       57,872
Manitowoc Co. Inc. (The)                                        381        8,496
NACCO Industries Inc.                                           287       16,916
Robbins & Myers Inc.                                            588       10,878
Rockwell Automation Inc.                                      1,923       45,844
Terex Corp. (1)                                               1,198       23,385
                                                                      ----------
                                                                         399,047
                                                                      ----------
MANUFACTURERS (1.65%)
Cooper Industries Ltd.                                          580       23,954
Danaher Corp.                                                   878       59,748
Eastman Kodak Co.                                             1,654       45,237

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

MANUFACTURERS (Cont.)
Eaton Corp.                                                     497   $   39,069
FMC Corp. (1)                                                   642       14,528
General Electric Co.                                         50,363    1,444,411
Honeywell International Inc.                                  4,403      118,221
Illinois Tool Works Inc.                                      1,517       99,894
ITT Industries Inc.                                             667       43,662
Pall Corp.                                                    1,949       43,853
Textron Inc.                                                    910       35,508
3M Co.                                                        1,781      229,713
Tyco International Ltd.                                      10,103      191,755
                                                                      ----------
                                                                       2,389,553
                                                                      ----------
MANUFACTURING (0.02%)
Kaydon Corp.                                                  1,109       23,067
                                                                      ----------
MEDIA (1.63%)
Acacia Research Corp. - Acacia
   Technologies Group (1)                                     1,212        1,467
AOL Time Warner Inc. (1)                                     23,326      375,315
Banta Corp.                                                   1,196       38,715
Clear Channel Communications Inc. (1)                         3,252      137,852
Comcast Corp. Class A (1)                                    19,105      576,589
Gannett Co. Inc.                                              1,633      125,431
Insight Communications Co. Inc. (1)                           1,400       18,452
Knight Ridder Inc.                                              838       57,763
Liberty Media Corp. Class A (1)                               4,926       56,945
Lin TV Corp. Class A (1)                                        700       16,485
LodgeNet Entertainment Corp. (1)                                851        9,318
McGraw-Hill Companies Inc. (The)                              1,187       73,594
Meredith Corp.                                                  953       41,932
New York Times Co. Class A                                      768       34,944
Pegasus Communications Corp. (1)                                134        3,964
Spanish Broadcasting System Inc.
   Class A (1)                                                1,399       11,402
Tribune Co.                                                   2,116      102,203
Univision Communications Inc.
   Class A (1)                                                1,352       41,101
Viacom Inc. Class B (1)                                       9,305      406,256
Walt Disney Co. (The)                                        10,597      209,291
Young Broadcasting Inc. Class A (1)                           1,100       23,243
                                                                      ----------
                                                                       2,362,262
                                                                      ----------
MINING (0.18%)
Alcoa Inc.                                                    5,091      129,821
Brush Engineered Materials Inc. (1)                             308        2,572
Newmont Mining Corp.                                          2,725       88,454
Phelps Dodge Corp. (1)                                          750       28,755
Stillwater Mining Co. (1)                                     2,100       10,794
                                                                      ----------
                                                                         260,396
                                                                      ----------
OFFICE / BUSINESS EQUIPMENT (0.11%)
Global Imaging Systems Inc. (1)                                 666   $   15,425
HON Industries Inc.                                           1,139       34,740
Pitney Bowes Inc.                                             1,478       56,770
Xerox Corp. (1)                                               4,803       50,864
                                                                      ----------
                                                                         157,799
                                                                      ----------
OIL & GAS PRODUCERS (1.88%)
Amerada Hess Corp.                                              434       21,344
Anadarko Petroleum Corp.                                      1,371       60,968
Apache Corp.                                                    996       64,800
Atwood Oceanics Inc. (1)                                        494       13,412
Burlington Resources Inc.                                     1,200       64,884
Cabot Oil & Gas Corp.                                         1,059       29,239
ChevronTexaco Corp.                                           5,266      380,205
ConocoPhillips                                                3,099      169,825
Devon Energy Corp.                                              984       52,546
EOG Resources Inc.                                              984       41,171
Evergreen Resources Inc. (1)                                    196       10,645
Exxon Mobil Corp.                                            36,065    1,295,094
Forest Oil Corp. (1)                                            791       19,870
Hanover Compressor Co. (1)                                    1,200       13,560
Kerr-McGee Corp.                                                519       23,251
Kinder Morgan Inc.                                              843       46,070
Marathon Oil Corp.                                            1,865       49,143
Nabors Industries Ltd. (1)                                      971       38,403
Noble Corp. (1)                                                 871       29,875
Nuevo Energy Co. (1)                                          1,000       17,450
Occidental Petroleum Corp.                                    2,313       77,601
Penn Virginia Corp.                                             374       16,082
Plains Exploration & Production Co. (1)                         214        2,313
Remington Oil & Gas Corp. (1)                                   998       18,343
Rowan Companies Inc. (1)                                      1,475       33,040
SEACOR SMIT Inc. (1)                                            548       19,997
Spinnaker Exploration Co. (1)                                   438       11,476
Stone Energy Corp. (1)                                          398       16,684
Transocean Inc. (1)                                           1,748       38,404
Unocal Corp.                                                  1,600       45,904
                                                                      ----------
                                                                       2,721,599
                                                                      ----------
OIL & GAS SERVICES (0.25%)
Baker Hughes Inc.                                             1,806       60,627
CARBO Ceramics Inc.                                             371       13,820
FMC Technologies Inc. (1)                                     1,215       25,576
Halliburton Co.                                               2,703       62,169
Schlumberger Ltd.                                             2,580      122,731
Smith International Inc. (1)                                  1,256       46,145
Veritas DGC Inc. (1)                                          2,400       27,600
                                                                      ----------
                                                                         358,668
                                                                      ----------
PACKAGING & CONTAINERS (0.03%)
Crown Holdings Inc. (1)                                       1,886       13,466

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

PACKAGING & CONTAINERS (Cont.)
Sealed Air Corp. (1)                                            563   $   26,833
                                                                      ----------
                                                                          40,299
                                                                      ----------
PHARMACEUTICALS (2.93%)
Abbott Laboratories                                           7,171      313,803
Abgenix Inc. (1)                                              2,206       23,141
Advanced Medical Optics Inc. (1)                                827       14,100
Allergan Inc.                                                   757       58,365
AmerisourceBergen Corp.                                         724       50,209
Amylin Pharmaceuticals Inc. (1)                                 638       13,966
Andrx Group (1)                                                 399        7,940
Aphton Corp. (1)                                                127        1,046
Bristol-Myers Squibb Co.                                      8,659      235,092
Cardinal Health Inc.                                          2,056      132,201
Celgene Corp. (1)                                               961       29,214
Columbia Laboratories Inc. (1)                                1,356       15,255
CV Therapeutics Inc. (1)                                        368       10,915
Discovery Laboratories Inc. (1)                                 942        6,048
Forest Laboratories Inc. (1)                                  1,792       98,112
Geron Corp. (1)                                               1,178        8,670
Gilead Sciences Inc. (1)                                      1,081       60,082
ICN Pharmaceuticals Inc.                                        359        6,017
ImClone Systems Inc. (1)                                        506       16,000
InterMune Inc. (1)                                              245        3,947
IVAX Corp. (1)                                                  962       17,172
King Pharmaceuticals Inc. (1)                                 1,753       25,874
Lilly (Eli) & Co.                                             5,251      362,161
Medarex Inc. (1)                                              1,566       10,320
MedImmune Inc. (1)                                            1,304       47,426
Merck & Co. Inc.                                             11,317      685,244
MGI Pharma Inc. (1)                                           1,024       26,245
Mylan Laboratories Inc.                                       1,011       35,152
Neurocrine Biosciences Inc. (1)                                 457       22,823
NPS Pharmaceuticals Inc. (1)                                    324        7,886
OSI Pharmaceuticals Inc. (1)                                    427       13,754
Penwest Pharmaceuticals Co. (1)                               1,366       33,289
Pfizer Inc.                                                  40,380    1,378,977
Schering-Plough Corp.                                         6,395      118,947
Sepracor Inc. (1)                                               925       16,678
SICOR Inc. (1)                                                  512       10,414
Watson Pharmaceuticals Inc. (1)                                 870       35,122
Wyeth                                                         6,334      288,514
                                                                      ----------
                                                                       4,240,121
                                                                      ----------
PIPELINES (0.04%)
Dynegy Inc. Class A                                           1,135        4,767
El Paso Corp.                                                 3,735       30,179
Williams Companies Inc.                                       3,009       23,771
                                                                      ----------
                                                                          58,717
                                                                      ----------
REAL ESTATE (0.02%)
LNR Property Corp.                                              660       24,684
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS (0.38%)
Alexandria Real Estate Equities Inc.                          1,393   $   62,685
Capital Automotive                                              215        6,018
Capstead Mortgage Corp.                                         925       10,425
Chelsea Property Group Inc.                                   2,156       86,908
Correctional Properties Trust                                 2,808       78,624
Crown American Realty Trust                                   4,734       50,843
Equity Office Properties Trust                                1,963       53,021
Friedman, Billings, Ramsey Group, Inc. Class A                1,178       15,785
Koger Equity Inc.                                             3,927       67,662
Mid-America Apartment Communities Inc.                        1,750       47,268
Parkway Properties Inc.                                         953       40,074
Winston Hotels Inc.                                           4,230       34,559
                                                                      ----------
                                                                         553,872
                                                                      ----------
RETAIL (2.72%)
Abercrombie & Fitch Co. Class A (1)                             778       22,103
Amazon.com Inc. (1)                                           1,443       52,655
AutoZone Inc. (1)                                               604       45,886
Bed Bath & Beyond Inc. (1)                                    1,772       68,771
Best Buy Co. Inc. (1)                                         1,675       73,566
BJ's Wholesale Club Inc. (1)                                  1,236       18,614
CarMax Inc. (1)                                                 634       19,115
Cato Corp. Class A                                              890       18,761
Charming Shoppes Inc. (1)                                     2,916       14,493
Christopher & Banks Corp. (1)                                    55        2,034
Circuit City Stores Inc.                                      2,021       17,785
Coach Inc. (1)                                                  549       27,307
CVS Corp.                                                     2,442       68,449
Darden Restaurants Inc.                                       1,531       29,058
Deb Shops Inc.                                                  805       15,134
Dillards Inc. Class A                                           675        9,092
Dollar General Corp.                                          2,203       40,227
Dollar Tree Stores Inc. (1)                                   1,104       35,030
Duane Reade Inc. (1)                                            482        7,110
eBay Inc. (1)                                                 1,473      153,457
Family Dollar Stores Inc.                                     1,109       42,308
Federated Department Stores Inc.                              1,128       41,567
Footstar Inc. (1)                                             1,129       14,677
Fred's Inc.                                                     762       28,331
Gap Inc. (The)                                                4,517       84,739
Guitar Center Inc. (1)                                          832       24,128
Home Depot Inc.                                              12,686      420,160
Kohls Corp. (1)                                               1,463       75,169
Limited Brands Inc.                                           3,187       49,399
Linens 'N Things Inc. (1)                                       888       20,966
Lithia Motors Inc. Class A (1)                                  257        4,156
Longs Drug Stores Corp.                                         119        1,975
Lowe's Companies Inc.                                         3,523      151,313
May Department Stores Co. (The)                               1,624       36,150
McDonald's Corp.                                              6,796      149,920

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Men's Wearhouse Inc. (The) (1)                                1,023   $   22,353
Michaels Stores Inc. (1)                                        688       26,185
Nordstrom Inc.                                                1,444       28,187
Office Depot Inc. (1)                                         2,674       38,800
Outback Steakhouse Inc.                                         727       28,353
Payless ShoeSource Inc. (1)                                   1,164       14,550
Penney (J.C.) Co. Inc. (Holding Co.)                          1,407       23,708
Priceline.com Inc. (1)                                          221        4,956
RadioShack Corp.                                              1,264       33,256
Sears, Roebuck and Co.                                        1,877       63,142
Sonic Automotive Inc. (1)                                       248        5,434
Sports Resorts International Inc. (1)                         1,057        5,137
Staples Inc. (1)                                              2,933       53,821
Starbucks Corp. (1)                                           2,337       57,303
Target Corp.                                                  3,920      148,333
Tiffany & Co.                                                 1,187       38,791
TJX Companies Inc.                                            3,014       56,784
Toys R Us Inc. (1)                                            1,570       19,028
Tweeter Home Entertainment Group Inc. (1)                     1,227       10,650
Walgreen Co.                                                  4,980      149,898
Wal-Mart Stores Inc.                                         21,274    1,141,776
Wendy's International Inc.                                    1,052       30,476
Whitehall Jewellers Inc. (1)                                    511        4,635
Yum! Brands Inc. (1)                                          1,721       50,873
                                                                      ----------
                                                                       3,940,034
                                                                      ----------
SEMICONDUCTORS (1.21%)
Advanced Micro Devices Inc. (1)                               2,927       18,762
Agere Systems Inc. Class B (1)                               13,168       30,286
Altera Corp. (1)                                              2,119       34,752
Analog Devices Inc. (1)                                       1,661       57,836
Applied Materials Inc. (1)                                    7,156      113,494
Applied Micro Circuits Corp. (1)                              1,587        9,601
Atmel Corp. (1)                                               2,729        6,904
Broadcom Corp. Class A (1)                                    1,764       43,941
Brooks Automation Inc. (1)                                      772        8,754
Conexant Systems Inc. (1)                                     6,086       24,953
Credence Systems Corp. (1)                                    1,690       14,314
Cree Inc. (1)                                                 1,164       18,950
GlobeSpanVirata Inc. (1)                                        883        7,285
Integrated Circuit Systems Inc. (1)                             572       17,978
Integrated Device Technology Inc. (1)                         1,040       11,492
Intel Corp.                                                  31,160      647,629
International Rectifier Corp. (1)                               432       11,586
Intersil Corp. Class A (1)                                      392       10,431
KLA-Tencor Corp. (1)                                          1,033       48,024
Lam Research Corp. (1)                                          727       13,239
Lattice Semiconductor Corp. (1)                                 168        1,383
Linear Technology Corp.                                       1,357       43,709
LSI Logic Corp. (1)                                           2,669       18,897
Maxim Integrated Products Inc.                                1,583       54,123
Microchip Technology Inc.                                     1,250   $   30,788
Micron Technology Inc. (1)                                    3,677       42,764
Mykrolis Corp. (1)                                            1,254       12,728
National Semiconductor Corp. (1)                              1,236       24,374
Novellus Systems Inc. (1)                                       944       34,570
NVIDIA Corp. (1)                                              1,121       25,794
ON Semiconductor Corp. (1)                                    7,536       20,347
QLogic Corp. (1)                                                615       29,723
Rambus Inc. (1)                                                 854       14,151
Silicon Laboratories Inc. (1)                                   325        8,658
Skyworks Solutions Inc. (1)                                     644        4,360
Teradyne Inc. (1)                                             1,579       27,332
Texas Instruments Inc.                                        9,073      159,685
TriQuint Semiconductor Inc. (1)                               1,500        6,240
Vitesse Semiconductor Corp. (1)                               1,114        5,481
Xilinx Inc. (1)                                               1,595       40,369
                                                                      ----------
                                                                       1,755,687
                                                                      ----------

SOFTWARE (1.91%)
Adobe Systems Inc.                                            1,295       41,531
Akamai Technologies Inc. (1)                                  2,269       10,846
Ariba Inc. (1)                                                  593        1,761
Automatic Data Processing Inc.                                2,904       98,329
BEA Systems Inc. (1)                                          2,610       28,345
BMC Software Inc. (1)                                         1,768       28,871
Borland Software Corp. (1)                                      657        6,419
Cadence Design Systems Inc. (1)                               1,943       23,433
Certegy Inc. (1)                                                887       24,614
CheckFree Corp. (1)                                             390       10,858
Citrix Systems Inc. (1)                                       1,283       26,122
Computer Associates International Inc.                        3,370       75,084
Compuware Corp. (1)                                           3,070       17,714
EarthLink Inc. (1)                                              565        4,458
Edwards (J.D.) & Co. (1)                                        791       11,335
Electronic Arts Inc. (1)                                        707       52,311
eUniverse Inc. (1)(2)                                         4,525       16,381
First Data Corp.                                              3,632      150,510
Fiserv Inc. (1)                                               1,321       47,041
IMPAC Medical Systems Inc. (1)                                  134        2,798
IMS Health Inc.                                               1,893       34,055
Inter-Tel Inc.                                                  788       16,721
Intuit Inc. (1)                                               1,159       51,610
Macromedia Inc. (1)                                              69        1,452
Mercury Interactive Corp. (1)                                   625       24,131
Microsoft Corp.                                              51,255    1,312,641
NetIQ Corp. (1)                                                 489        7,560
Network Associates Inc. (1)                                   1,298       16,459
NIC Inc. (1)                                                  3,561       10,398
Novell Inc. (1)                                               2,488        7,663
Oracle Corp. (1)                                             25,356      304,779
Overture Services Inc. (1)                                      468        8,485
PeopleSoft Inc. (1)                                           1,918       33,738

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Per-Se Technologies Inc. (1)                                  1,424   $   15,992
Pinnacle Systems Inc. (1)                                     1,321       14,135
Roxio Inc. (1)                                                  286        1,913
SAFLINK Corp. (1)                                               218        1,382
Siebel Systems Inc. (1)                                       3,336       31,825
Symantec Corp. (1)                                              860       37,720
Total System Services Inc.                                    1,319       29,414
Vignette Corp. (1)                                            4,086        8,499
Vitria Technology Inc. (1)                                      365        2,066
Websense Inc. (1)                                               357        5,591
Yahoo! Inc. (1)                                               3,018       98,870
                                                                      ----------
                                                                       2,755,860
                                                                      ----------
TELECOMMUNICATION EQUIPMENT (0.33%)
ADC Telecommunications Inc. (1)                               3,613        8,411
Andrew Corp. (1)                                                238        2,190
Avaya Inc. (1)                                                1,902       12,287
CIENA Corp. (1)                                               1,924        9,986
Comverse Technology Inc. (1)                                  1,999       30,045
JDS Uniphase Corp. (1)                                        7,247       25,437
Lucent Technologies Inc. (1)                                 20,763       42,149
Motorola Inc.                                                12,856      121,232
QUALCOMM Inc.                                                 3,538      126,484
RF Micro Devices Inc. (1)                                     1,806       10,872
Scientific-Atlanta Inc.                                       1,456       34,711
Sonus Networks Inc. (1)                                       3,491       17,560
Tellabs Inc. (1)                                              2,800       18,396
Terayon Communication Systems Inc. (1)                        4,426       12,083
Tollgrade Communications Inc. (1)                               600       11,190
                                                                      ----------
                                                                         483,033
                                                                      ----------

TELECOMMUNICATIONS (0.74%)
Aether Systems Inc. (1)                                       1,136        5,566
AT&T Wireless Services Inc. (1)                              15,571      127,838
Avocent Corp. (1)                                               802       24,004
C-COR.net Corp. (1)                                           1,187        5,816
Charter Communications Inc. Class A (1)                       7,316       29,045
Corning Inc. (1)                                              5,061       37,401
Dobson Communications Corp. Class A (1)                       1,627        8,574
EchoStar Communications Corp. (1)                             1,681       58,196
Emulex Corp. (1)                                                513       11,681
InterDigital Communications Corp. (1)                           735       17,177
Intrado Inc. (1)                                              1,249       19,722
MRV Communications Inc. (1)                                   4,770        9,588
Nextel Communications Inc. Class A (1)                        4,967       89,803
Price Communications Corp. (1)                                  822       10,612
Qwest Communications International Inc. (1)                   8,919   $   42,633
Sprint Corp. (PCS Group) (1)                                  5,571       32,033
United Online Inc. (1)                                          379        9,604
Verizon Communications Inc.                                  13,205      520,937
WebEx Communications Inc. (1)                                   319        4,450
Western Wireless Corp. Class A (1)                              400        4,612
                                                                      ----------
                                                                       1,069,292
                                                                      ----------
TELEPHONE (0.70%)
Alltel Corp.                                                  1,992       96,054
AT&T Corp.                                                    4,008       77,154
BellSouth Corp.                                              10,213      271,972
CenturyTel Inc.                                               1,090       37,987
SBC Communications Inc.                                      17,904      457,447
Sprint Corp. (FON Group)                                      5,218       75,139
Telephone & Data Systems Inc.                                    55        2,734
                                                                      ----------
                                                                       1,018,487
                                                                      ----------

TEXTILES (0.08%)
Cintas Corp.                                                  1,170       41,465
G&K Services Inc. Class A                                     1,121       33,182
UniFirst Corp.                                                1,540       33,726
                                                                      ----------
                                                                         108,373
                                                                      ----------

TOBACCO (0.35%)
Altria Group Inc.                                             9,752      443,131
R.J. Reynolds Tobacco Holdings Inc.                             701       26,084
UST Inc.                                                      1,189       41,651
                                                                      ----------
                                                                         510,866
                                                                      ----------

TOYS / GAMES / HOBBIES (0.06%)
Action Performance Companies Inc.                               401        7,619
Hasbro Inc.                                                   2,108       36,869
Mattel Inc.                                                   2,458       46,505
                                                                      ----------
                                                                          90,993
                                                                      ----------

TRANSPORTATION (0.59%)
Arkansas Best Corp.                                             967       23,005
Burlington Northern Santa Fe Corp.                            2,083       59,241
CSX Corp.                                                     1,004       30,210
Dollar Thrifty Automotive Group Inc. (1)                      1,000       18,550
EGL Inc. (1)                                                  1,600       24,320
FedEx Corp.                                                   1,646      102,101
Hunt (J.B.) Transport Services Inc. (1)                         917       34,617
Kansas City Southern Industries Inc. (1)                      2,135       25,684
Norfolk Southern Corp.                                        2,455       47,136
Overseas Shipholding Group Inc.                               1,258       27,689
SCS Transportation Inc. (1)                                     850       10,736
Union Pacific Corp.                                           1,098       63,706

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
U.S. COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
United Parcel Service Inc. Class B                           5,435   $   346,210
USF Corp.                                                      896        24,165
Yellow Corp. (1)                                               950        21,993
                                                                     -----------
                                                                         859,363
                                                                     -----------
TRUCKING & LEASING (0.02%)
GATX Corp.                                                     473         7,734
Interpool Inc.                                               1,031        16,929
                                                                     -----------
                                                                          24,663
                                                                     -----------
WATER (0.03%)
Middlesex Water Co.                                          1,807        44,524
                                                                     -----------
TOTAL U.S. COMMON STOCKS
(Cost: $54,065,903)                                                   54,487,762
                                                                     -----------
INTERNATIONAL COMMON STOCKS (12.17%)

AUSTRALIA (0.51%)
Broken Hill Proprietary Co. Ltd.                            12,217        70,790
Coles Myer Ltd. ADR                                          2,154        80,344
Commonwealth Bank of Australia                               1,569        31,094
National Australia Bank ADR                                  1,547       173,651
News Corporation Ltd. ADR                                    1,839        55,667
Rio Tinto PLC ADR                                            1,334       102,118
Westpac Banking Corp. Ltd. ADR                               3,428       187,443
Woolworths Ltd.                                              3,557        29,866
                                                                     -----------
                                                                         730,973
                                                                     -----------
BELGIUM (0.05%)
Electrabel SA                                                  129        32,872
Fortis Group                                                 2,519        43,738
                                                                     -----------
                                                                          76,610
                                                                     -----------
DENMARK (0.13%)
Novo-Nordisk A/S ADR                                         2,986       103,525
TDC A/S ADR                                                  5,683        86,097
                                                                     -----------
                                                                         189,622
                                                                     -----------
FINLAND (0.28%)
Nokia OYJ                                                    3,000        49,402
Nokia OYJ ADR                                                5,571        91,532
Outokumpu OYJ                                                1,378        12,106
Rautaruukki OYJ (1)                                         16,680        71,829
Stora Enso OYJ Class R                                         806         9,006
TietoEnator OYJ                                              1,214        20,437
Uponor OYJ                                                   6,358       147,484
                                                                     -----------
                                                                         401,796
                                                                     -----------
FRANCE (1.10%)
Alcatel SA ADR (1)                                           8,456   $    75,681
Autoroutes du Sud de la France SA                            1,504        43,955
Aventis SA ADR                                               4,046       221,316
AXA ADR                                                      8,435       131,670
BNP Paribas SA                                               3,111       158,084
Carrefour SA                                                 1,274        62,441
Compagnie de Saint-Gobain SA                                   595        23,416
France Telecom SA (1)                                          899        22,051
France Telecom SA ADR                                        1,356        33,425
Groupe Danone                                                  244        33,764
Lafarge SA                                                     237        13,890
L'Air Liquide SA                                               150        22,238
L'Oreal SA                                                     661        46,606
LVMH Moet Hennessy Louis Vuitton SA                          2,139       106,088
PSA Peugeot Citroen                                            500        24,288
Renault SA                                                     420        22,205
Sanofi-Synthelabo SA                                         1,049        61,436
Schneider Electric SA                                          342        16,079
Societe Generale Class A                                       745        47,225
STMicroelectronics NV                                        1,504        31,537
Suez SA                                                      1,574        25,052
Total SA                                                     4,234       320,937
Vivendi Universal SA (1)                                       781        14,215
Vivendi Universal SA ADR (1)                                 1,492        27,512
                                                                     -----------
                                                                       1,585,111
                                                                     -----------
GERMANY (0.71%)
Allianz AG                                                     443        36,821
BASF AG                                                        838        35,798
Bayer AG                                                     1,908        44,215
DaimlerChrysler AG                                           4,553       158,080
Deutsche Bank AG                                             2,524       163,704
Deutsche Telekom AG ADR (1)                                  8,004       121,661
E.ON AG                                                      4,392       225,800
Muenchener Rueckversicherungs-Gesellschaft AG                  193        19,676
RWE AG                                                       1,286        38,825
SAP AG ADR                                                   2,437        71,209
Schering AG                                                    323        15,794
Siemens AG                                                   1,927        94,534
                                                                     -----------
                                                                       1,026,117
                                                                     -----------
HONG KONG (0.17%)
Bank of East Asia Ltd.                                      28,800        56,875
Cheung Kong (Holdings) Ltd.                                  1,000         6,014
CLP Holdings Ltd.                                            7,000        30,610
Hang Seng Bank Ltd.                                            900         9,521
Hong Kong & China Gas Co. Ltd.                              47,300        59,746
Hongkong Electric Holdings Ltd.                              8,000        31,392
Sun Hung Kai Properties Ltd.                                 1,000         5,052
Swire Pacific Ltd. Class A                                   7,500        32,796

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

HONG KONG (Cont.)
Wharf Holdings Ltd.                                          11,000   $   21,159
                                                                      ----------
                                                                         253,165
                                                                      ----------
IRELAND (0.10%)
Allied Irish Banks PLC ADR                                    3,923      117,337
Bank of Ireland                                               1,884       22,825
                                                                      ----------
                                                                         140,162
                                                                      ----------
ITALY (0.52%)
Assicurazioni Generali SpA                                      370        8,574
Banca Intesa SpA                                             14,796       47,320
Benetton Group SpA ADR                                        4,882      102,522
ENI-Ente Nazionale Idrocarburi SpA ADR                        1,560      118,622
Fiat SpA ADR (1)                                              4,478       32,152
San Paolo-IMI SpA ADR                                         5,997      112,864
Seat-Pagine Gialle SpA (1)                                   44,037       30,595
Telecom Italia Mobile SpA                                     5,523       27,209
Telecom Italia SpA Class A                                    3,683       33,327
Unicredito Italiano SpA                                      50,787      242,033
                                                                      ----------
                                                                         755,218
                                                                      ----------
JAPAN (2.68%)
Ajinomoto Co. Inc.                                            2,000       19,155
Bridgestone Corp.                                             2,000       27,150
Canon Inc. ADR                                                3,272      149,367
Chubu Electric Power Co. Inc.                                 2,400       43,773
Dai Nippon Printing Co. Ltd.                                  2,000       21,153
Daiwa Securities Group Inc.                                  11,000       63,210
East Japan Railway Co.                                           14       62,261
Fuji Photo Film Co. Ltd. ADR                                  2,462       70,930
Hitachi Ltd. ADR                                              1,460       61,758
Honda Motor Company Ltd. ADR                                  5,418      103,213
Ito-Yokado Co. Ltd. ADR (2)                                   3,001       71,664
Japan Airlines System Corp. ADR                               7,202       76,750
Kansai Electric Power Co. Inc.                                2,600       41,011
Kao Corp.                                                     2,000       37,227
Kirin Brewery Co. Ltd. ADR                                   23,264      161,917
Kubota Corp. ADR                                              7,268       98,481
Kyocera Corp. ADR                                             1,046       59,622
Makita Corp.                                                 10,000       81,199
Makita Corp. ADR                                              3,040       24,016
Matsushita Electric Industrial Co. Ltd. ADR                   7,599       76,370
Millea Holdings Inc. ADR                                      3,608      138,692
Mitsubishi Corp. ADR                                          7,259       99,085
Mitsubishi Estate Co. Ltd.                                    5,000       33,854
Mitsubishi Heavy Industries Ltd.                              9,000       23,310
Mitsubishi Tokyo Financial Group Inc.                            11       49,744
Mitsui & Co. ADR                                                980       96,530
Mitsui Sumitomo Insurance Co. Ltd.                            3,000       13,916
Mizuho Financial Group Inc. (1)                                  24       18,968
Murata Manufacturing Co. Ltd.                                 1,000   $   39,309
NEC Corp. ADR                                                11,218       56,539
Nikko Cordial Corp.                                          11,000       44,156
Nintendo Co. Ltd.                                               400       29,082
Nippon Oil Corp.                                              7,000       30,373
Nippon Steel Corp.                                           31,000       42,598
Nippon Telegraph & Telephone Corp. ADR                        6,022      119,236
Nissan Motor Co. Ltd. ADR                                     4,959       93,973
Nomura Holdings Inc.                                          6,000       76,152
NTT DoCoMo Inc.                                                  61      132,084
Oki Electric Industry Co. Ltd. (1)                           80,000      229,190
Pioneer Corp. ADR                                             4,237       96,476
Ricoh Corp. Ltd. ADR                                          1,092       91,455
Rohm Co. Ltd.                                                   600       65,409
Secom Co. Ltd.                                                2,000       58,630
Seven-Eleven Japan Co. Ltd.                                   2,000       49,802
Sharp Corp.                                                   2,000       25,667
Shin-Etsu Chemical Co. Ltd.                                   1,300       44,389
Sony Corp.                                                      700       19,704
Sony Corp. ADR                                                1,998       55,944
Sumitomo Mitsui Financial Group Inc.                             13       28,366
Takeda Chemical Industries Ltd.                               3,100      114,370
Takefuji Corp.                                                  490       25,423
Tohoku Electric Power Co. Inc.                                2,000       29,582
Tokyo Electric Power Co. Inc. (The)                           4,100       78,364
Tokyo Electron Ltd.                                           1,100       52,126
Tokyo Gas Co. Ltd.                                           11,000       31,605
Toshiba Corp.                                                11,000       37,835
Toyota Motor Corp.                                              900       23,310
Toyota Motor Corp. ADR                                        3,637      188,397
UFJ Holdings Inc. (1)                                            15       21,986
Yamanouchi Pharmaceutical Co. Ltd.                            1,600       41,707
                                                                      ----------
                                                                       3,897,565
                                                                      ----------
NETHERLANDS (0.72%)
Abn Amro Holding NV ADR                                       8,148      155,545
Aegon NV ADR                                                  4,753       47,720
Akzo Nobel NV ADR                                             2,640       70,356
ING Groep NV ADR                                              3,618       63,424
Koninklijke Ahold NV ADR                                      6,465       54,112
Koninklijke KPN NV (1)                                        9,968       70,626
Koninklijke Philips Electronics NV NY Shares                  4,729       90,371
Reed Elsevier NV ADR                                          4,916      116,755
Royal Dutch Petroleum Co.                                     6,534      303,284
Unilever NV CVA                                               1,104       59,231
                                                                      ----------
                                                                       1,031,424
                                                                      ----------

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

NEW ZEALAND (0.04%)
Telecom Corp. of New Zealand Ltd. ADR                         2,178   $   53,056
                                                                      ----------
NORWAY (0.00%)
Gjensidige NOR ASA                                              153        5,352
                                                                      ----------
PANAMA (0.08%)
Carnival Corp.                                                3,360      109,234
                                                                      ----------
PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                              2,762       24,582
Portugal Telecom SGPS SA                                      4,063       29,114
                                                                      ----------
                                                                          53,696
                                                                      ----------
SINGAPORE (0.10%)
Chartered Semiconductor Manufacturing Ltd. (1)               10,000        5,168
Chartered Semiconductor Manufacturing Ltd. ADR (1)            1,089        5,608
Haw Par Corp. Ltd.                                           48,081      118,496
United Overseas Bank Ltd.                                     2,000       14,083
                                                                      ----------
                                                                         143,355
                                                                      ----------
SPAIN (0.44%)
Altadis SA                                                    2,366       60,643
Banco Bilbao Vizcaya Argentaria SA ADR                        8,683       91,085
Banco Santander Central Hispano SA ADR                       25,209      222,343
Iberdrola SA                                                  1,365       23,638
Repsol YPF SA ADR                                             5,256       84,990
Telefonica SA                                                   415        4,818
Telefonica SA ADR                                             4,032      139,386
                                                                      ----------
                                                                         626,903
                                                                      ----------
SWEDEN (0.34%)
Hennes & Mauritz AB Class B                                     505       11,608
Hoganas AB Class B                                            5,606      114,152
Nordea AB                                                     2,015        9,716
Sapa AB                                                       8,263      166,190
Securitas AB Class B                                            559        5,726
SSAB Svenskt Stal AB Series A                                 5,278       70,550
SSAB Svenskt Stal AB Series B                                 5,413       68,973
Svenska Cellulosa AB Class B                                    398       13,598
Telefonaktiebolaget LM Ericsson AB ADR (1)                    2,312       24,577
                                                                      ----------
                                                                         485,090
                                                                      ----------
SWITZERLAND (0.97%)
Adecco SA ADR                                                 6,256       65,375
Centerpulse ADR                                               2,731       73,737
Compagnie Financiere Richemont AG                             1,536   $   24,834
Credit Suisse Group                                           2,871       75,561
Lonza Group AG - Registered                                   4,110      188,122
Nestle SA                                                     1,397      288,259
Novartis AG                                                   6,237      246,800
Roche Holding AG - Genusschein                                1,195       93,735
Swiss Re                                                        868       48,092
UBS AG - Registered                                           3,059      170,164
Zurich Financial Services AG (1)                                977      116,486
                                                                      ----------
                                                                       1,391,165
                                                                      ----------
UNITED KINGDOM (3.19%)
AstraZeneca PLC ADR                                           5,300      216,081
Aviva PLC                                                    11,291       78,393
BAA PLC                                                       3,545       28,693
Barclays PLC ADR (3)                                          6,340      189,693
BG Group PLC                                                  7,486       33,168
BHP Billiton PLC                                             10,837       57,046
BP PLC                                                       38,334      265,837
BP PLC ADR                                                    4,878      204,974
British American Tobacco PLC                                 14,100      159,961
British Sky Broadcasting PLC ADR (1)                          2,090       94,259
British Telecom PLC ADR                                       3,066      103,202
Cadbury Schweppes PLC ADR                                     6,075      146,894
Centrica PLC                                                 13,001       37,705
Compass Group PLC                                             3,934       21,212
Diageo PLC ADR                                                4,633      202,740
GlaxoSmithKline PLC ADR                                      10,144      411,238
GUS PLC                                                       4,284       48,000
Hanson PLC ADR                                                4,693      132,624
HBOS PLC                                                     15,403      199,398
Hong Kong & Shanghai Banking ADR                              1,585       93,689
HSBC Holdings PLC                                            21,478      253,764
Imperial Tobacco Group PLC                                    3,134       56,008
Kingfisher PLC                                               10,200       46,665
Lloyds TSB Group PLC                                         12,355       87,718
Marks & Spencer Group PLC                                     6,598       34,378
National Grid Transco PLC                                     8,586       58,231
Pearson PLC                                                   4,794       44,775
Prudential Corp. PLC                                          3,693       22,365
Reckitt Benckiser PLC                                         2,257       41,415
Reed International PLC                                        5,863       48,785
Reuters Group PLC                                               764        2,216
Reuters Group PLC ADR                                         1,502       26,405
Royal Bank of Scotland Group PLC                              8,332      233,734
Scottish & Southern Energy PLC                                3,186       32,806
Scottish Power PLC                                            5,869       35,252
Shell Transport & Trading Co. PLC                            25,087      165,589
Tesco PLC                                                    33,041      119,541
Unilever PLC                                                 13,800      109,875
Vodafone Group PLC                                           72,164      141,111
Vodafone Group PLC ADR                                       14,928      293,335

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
INTERNATIONAL COMMON STOCKS(Cont.)

UNITED KINGDOM (Cont.)
WPP Group PLC                                                5,316   $    41,668
                                                                     -----------
                                                                       4,620,443
                                                                     -----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $20,215,796)                                                   17,576,057
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $74,281,699)                                                   72,063,819
                                                                     -----------
PREFERRED STOCKS (0.02%)

AUSTRALIA (0.02%)
News Corporation Ltd. (The)                                  5,746        35,414
                                                                     -----------
TOTAL PREFERRED STOCKS
(Cost: $35,355)                                                           35,414
                                                                     -----------

                                                        Shares or
                                                        principal
                                                          amount        Value
                                                       -----------   -----------
U.S. GOVERNMENT OBLIGATIONS (48.65%)

U.S. Treasury Bonds
   10.75%, 08/15/2005                                  $   900,000   $ 1,076,730
U.S. Treasury Notes
   1.50%, 02/28/2005                                     6,735,000     6,767,362
   1.63%, 01/31/2005                                     3,490,000     3,513,994
   1.63%, 03/31/2005                                     1,740,000     1,751,963
   1.63%, 04/30/2005                                     3,630,000     3,653,820
   3.25%, 08/15/2007                                     2,070,000     2,160,320
   3.88%, 02/15/2013                                       100,000       102,902
   4.00%, 11/15/2012                                     2,070,000     2,154,013
   4.88%, 02/15/2012                                     1,830,000     2,034,158
   5.00%, 02/15/2011                                     1,610,000     1,807,162
   5.00%, 08/15/2011                                     3,100,000     3,477,329
   5.50%, 05/15/2009                                       395,000       454,960
   5.63%, 05/15/2008                                     5,730,000     6,568,906
   5.75%, 11/15/2005                                     3,140,000     3,455,840
   5.75%, 08/15/2010                                     1,100,000     1,287,559
   6.00%, 08/15/2004                                     3,300,000     3,481,757
   6.00%, 08/15/2009                                     1,220,000     1,439,075
   6.13%, 08/15/2007                                     2,630,000     3,042,274
   6.50%, 10/15/2006                                     8,190,000     9,409,540
   6.75%, 05/15/2005                                     5,590,000     6,156,206
   6.88%, 05/15/2006                                     2,690,000     3,082,678
   7.88%, 11/15/2004                                     3,190,000     3,481,461
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $67,779,980)                                                   70,360,009
                                                                     -----------
SHORT TERM INSTRUMENTS (20.34%)
Barclays Global Investors Funds Institutional Money
   Market Fund, Institutional Shares (4)                17,059,958   $17,059,958
Barclays Global Investors Funds Prime Money Market
   Fund, Institutional Shares (4)                        4,671,240     4,671,240
BlackRock Temp Cash Money Market Fund (4)                  235,567       235,567
Short Term Investment Co. - Liquid Assets Money
   Market Portfolio (4)                                  1,224,891     1,224,891
Short Term Investment Co. - Prime Money Market
   Portfolio, Institutional Shares (4)                     519,027       519,027
Abbey National Treasury Services PLC, Time Deposit,
   1.38%, 07/01/2003 (4)                               $   311,416       311,416
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                   259,474       259,474
   1.17%, 08/15/2003 (4)                                   389,292       389,292
Canadian Imperial Bank of Commerce, Floating Rate
   Note,
   1.07%, 10/30/2003 (4)                                   207,610       207,610
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                                   228,360       228,360
   1.31%, 05/24/2004 (4)                                   518,975       518,975
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                   518,949       518,949
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                                   259,513       259,513
HBOS Treasury Services PLC, Floating Rate Note,
   1.27%, 06/24/2004 (4)                                   519,027       519,027
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                                   103,805       103,805
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                                   259,500       259,500
   1.22%, 04/13/2004 (4)                                   259,500       259,500
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                                   259,461       259,461
   1.08%, 03/29/2004 (4)                                   259,513       259,513
   1.29%, 05/04/2004 (4)                                   259,500       259,500
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                                   519,001       519,001

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                        Shares or
                                                        principal
                                                          amount       Value
                                                        ---------   ------------
SHORT TERM INSTRUMENTS (Cont.)
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                                 $259,513   $    259,513
   1.14%, 05/17/2004 (4)                                  311,416        311,416
                                                                    ------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $29,414,508)                                                   29,414,508
                                                                    ------------
REPURCHASE AGREEMENTS (0.25%)
Bank of America NA Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with an effective
   yield of 1.30%. (4)                                    259,513        259,513
Merrill Lynch Government Securities Inc. Repurchase
   Agreement, dated 06/30/2003, due 07/01/2003, with
   an effective yield of 1.38%. (4)                       103,805        103,805
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $363,318)                                                         363,318
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES (119.09%)
(Cost $171,874,860)                                                  172,237,068

OTHER ASSETS, NET OF LIABILITIES (-19.09%)                           (27,606,811)
                                                                    ------------
NET ASSETS (100.00%)                                                $144,630,257
                                                                    ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            June 30, 2003 (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (64.76%)

U.S. COMMON STOCKS (48.78%)

ADVERTISING (0.13%)
ADVO Inc. (1)                                                 2,553   $  113,353
Interpublic Group of Companies Inc.                           6,934       92,775
Omnicom Group Inc.                                            2,761      197,964
                                                                      ----------
                                                                         404,092
                                                                      ----------
AEROSPACE / DEFENSE (0.64%)
Boeing Co. (The)                                             11,960      410,467
General Dynamics Corp.                                        2,687      194,807
Goodrich (B.F.) Co.                                           3,386       71,106
L-3 Communications Holdings Inc. (1)                            795       34,575
Lockheed Martin Corp.                                         6,058      288,179
Northrop Grumman Corp.                                        2,483      214,258
Raytheon Co.                                                  6,180      202,951
Rockwell Collins Inc.                                         4,473      110,170
United Technologies Corp.                                     6,574      465,636
                                                                      ----------
                                                                       1,992,149
                                                                      ----------
AIRLINES (0.07%)
AMR Corp. (1)                                                 2,821       31,031
Northwest Airlines Corp. (1)                                  2,385       26,927
Southwest Airlines Co.                                        9,315      160,218
                                                                      ----------
                                                                         218,176
                                                                      ----------
APPAREL (0.17%)
Jones Apparel Group Inc. (1)                                  3,183       93,135
Liz Claiborne Inc.                                            3,412      120,273
Nike Inc. Class B                                             4,301      230,060
VF Corp.                                                      2,818       95,727
Warnaco Group Inc. (The) (1)                                    612        8,231
                                                                      ----------
                                                                         547,426
                                                                      ----------
AUTO MANUFACTURERS (0.24%)
Ford Motor Company                                           28,616      314,490
General Motors Corp.                                          7,126      256,536
Navistar International Corp. (1)                              1,006       32,826
PACCAR Inc.                                                   2,087      140,998
                                                                      ----------
                                                                         744,850
                                                                      ----------
AUTO PARTS & EQUIPMENT (0.13%)
ArvinMeritor Inc.                                               725       14,630
BorgWarner Inc.                                                 911       58,668
Cooper Tire & Rubber Co.                                      1,211       21,301
Dana Corp.                                                    4,828       55,812
Delphi Corp.                                                  9,252       79,845
Goodyear Tire & Rubber Co. (The)                              3,998       20,989
Lear Corp. (1)                                                1,232       56,697
Standard Motor Products Inc.                                  5,802       64,402
Visteon Corp.                                                 6,236       42,841
                                                                      ----------
                                                                         415,185
                                                                      ----------
BANKS (3.92%)
ABC Bancorp                                                   2,058   $   29,491
AmSouth Bancorp                                               4,816      105,181
Associated Bancorp                                            2,254       83,128
Bank of America Corp.                                        21,490    1,698,355
Bank of New York Co. Inc. (The)                              10,375      298,281
Bank One Corp.                                               15,639      581,458
Banknorth Group Inc.                                          1,884       48,080
BB&T Corp.                                                    6,080      208,544
Bryn Mawr Bank Corp.                                          1,378       51,082
Cascade Bancorp                                               6,498      112,610
CB Bancshares Inc.                                              123        7,653
Charter One Financial Inc.                                    3,085       96,190
City National Corp.                                             250       11,140
CoBiz Inc.                                                    2,969       40,200
Columbia Bancorp                                              3,220       77,280
Comerica Inc.                                                 2,462      114,483
Commerce Bancshares Inc.                                      2,652      103,295
Commercial Federal Corp.                                        955       20,246
Compass Bancshares Inc.                                       2,313       80,793
Connecticut Bankshares Inc.                                   5,162      202,608
Downey Financial Corp.                                          169        6,980
Fifth Third Bancorp                                           7,807      447,653
First Bancorp                                                   243        6,670
First Oak Brook Bancshares Class A                            1,743       57,502
First Place Financial Corp.                                   5,134       88,921
First Tennessee National Corp.                                1,602       70,344
First Virginia Banks Inc.                                     1,717       74,037
FirstMerit Corp.                                              3,609       82,502
FleetBoston Financial Corp.                                  14,146      420,278
Fulton Financial Corp.                                        4,436       88,143
German American Bancorp                                       1,312       22,894
Golden West Financial Corp.                                   1,808      144,658
Greene County Bancshares Inc.                                    97        2,052
GreenPoint Financial Corp.                                    1,053       53,640
Hibernia Corp. Class A                                        3,716       67,483
Horizon Financial Corp.                                      25,671      405,088
Hudson United Bancorp                                           222        7,581
Huntington Bancshares Inc.                                    5,164      100,801
Independence Community Bank Corp.                               320        9,030
ITLA Capital Corp. (1)                                        1,702       68,812
KeyCorp                                                       5,692      143,837
M&T Bank Corp.                                                  788       66,365
Marshall & Ilsley Corp.                                       4,196      128,314
Mellon Financial Corp.                                        5,179      143,717
Mercantile Bankshares Corp.                                   1,662       65,450
National City Corp.                                           8,067      263,872
National Commerce Financial Corp.                             3,613       80,172
New York Community Bancorp Inc.                               1,869       54,369
North Fork Bancorp Inc.                                       1,999       68,086
Northern Trust Corp.                                          2,641      110,367
Peoples Bancorp Inc.                                          1,799       45,461
PFF Bancorp Inc.                                                220        8,503
PNC Financial Services Group                                  3,173      154,874

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
Popular Inc.                                                 1,751   $    67,571
Prosperity Bancshares Inc.                                   8,790       169,207
Regions Financial Corp.                                      3,232       109,177
Silicon Valley Bancshares (1)                                  298         7,095
SouthTrust Corp.                                             5,897       160,398
Sovereign Bancorp Inc.                                       7,658       119,848
State Bancorp Inc.                                           1,369        26,795
State Street Corp.                                           4,646       183,052
SunTrust Banks Inc.                                          3,793       225,077
Synovus Financial Corp.                                      5,286       113,649
TCF Financial Corp.                                            240         9,562
Trustmark Corp.                                                528        13,448
U.S. Bancorp                                                28,263       692,443
Union Planters Corp.                                         1,907        59,174
Valley National Bancorp                                      4,107       108,219
Wachovia Corp.                                              19,727       788,291
Washington Mutual Inc.                                      13,109       541,402
Wells Fargo & Company                                       24,337     1,226,585
Westamerica Bancorp                                            343        14,776
Wilmington Trust Corp.                                       1,928        56,587
Zions Bancorporation                                         1,279        64,730
                                                                     -----------
                                                                      12,285,640
                                                                     -----------
BEVERAGES (1.09%)
Anheuser-Busch Companies Inc.                                9,750       497,737
Coca-Cola Co. (The)                                         34,140     1,584,437
Coca-Cola Enterprises Inc.                                   8,658       157,143
Pepsi Bottling Group Inc.                                    4,500        90,090
PepsiAmericas Inc.                                           3,757        47,188
PepsiCo Inc.                                                23,358     1,039,431
                                                                     -----------
                                                                       3,416,026
                                                                     -----------
BIOTECHNOLOGY (0.73%)
Amgen Inc. (1)                                              18,655     1,239,438
Applera Corp. - Celera Genomics Group (1)                    3,155        32,560
Biogen Inc. (1)                                              2,357        89,566
Cephalon Inc. (1)                                            1,058        43,547
Chiron Corp. (1)                                             3,708       162,114
CuraGen Corp. (1)                                            2,949        16,367
Gene Logic Inc. (1)                                          3,692        22,041
Genentech Inc. (1)                                           3,561       256,819
Genzyme Corp. - General Division (1)                         3,571       149,268
Human Genome Sciences Inc. (1)                               3,230        41,086
IDEC Pharmaceuticals Corp. (1)                               2,066        70,244
Immunomedics Inc. (1)                                        1,487         9,383
Incyte Corp. (1)                                             3,261        15,131
Millennium Pharmaceuticals Inc. (1)                          6,343        99,775
Protein Design Labs Inc. (1)                                 2,862        40,011
                                                                     -----------
                                                                       2,287,350
                                                                     -----------
BUILDING MATERIALS (0.18%)
American Standard Companies Inc. (1)                         1,198   $    88,568
Masco Corp.                                                  8,273       197,311
Rayonier Inc.                                                3,306       109,098
Texas Industries Inc.                                        3,556        84,633
Vulcan Materials Co.                                         2,418        89,635
                                                                     -----------
                                                                         569,245
                                                                     -----------
CHEMICALS (0.76%)
Air Products & Chemicals Inc.                                2,971       123,594
Ashland Inc.                                                 1,053        32,306
Cabot Corp.                                                  2,044        58,663
Cabot Microelectronics Corp. (1)                             1,180        59,555
Crompton Corp.                                               5,117        36,075
Dow Chemical Co. (The)                                      12,097       374,523
Du Pont (E.I.) de Nemours and Co.                           13,776       573,633
Eastman Chemical Co.                                           736        23,309
Engelhard Corp.                                              2,696        66,780
Great Lakes Chemical Corp.                                   4,142        84,497
Hercules Inc. (1)                                            3,071        30,403
IMC Global Inc.                                              4,536        30,437
Lubrizol Corp.                                               2,406        74,562
Millennium Chemicals Inc.                                    5,399        51,344
Monsanto Co.                                                 4,212        91,148
PPG Industries Inc.                                          2,089       105,996
Praxair Inc.                                                 2,010       120,801
Rogers Corp. (1)                                             1,800        59,940
Rohm & Haas Co.                                              3,050        94,641
Sherwin-Williams Co. (The)                                   3,046        81,876
Sigma-Aldrich Corp.                                          1,509        81,758
Valspar Corp. (The)                                          1,692        71,436
Vertex Pharmaceuticals Inc. (1)                              2,955        43,143
                                                                     -----------
                                                                       2,370,420
                                                                     -----------
COMMERCIAL SERVICES (0.97%)
Apollo Group Inc. Class A (1)                                3,451       213,134
Arbitron Inc. (1)                                            2,434        86,894
Block (H & R) Inc.                                           2,061        89,138
Caremark Rx Inc. (1)                                         4,227       108,549
Cendant Corp. (1)                                           16,925       310,066
Concord EFS Inc. (1)                                         8,906       131,096
Convergys Corp. (1)                                          3,984        63,744
CorVel Corp. (1)                                             1,606        57,816
Deluxe Corp.                                                 2,035        91,168
Donnelley (R.R.) & Sons Co.                                  4,043       105,684
Dun & Bradstreet Corp. (1)                                   2,594       106,613
Ecolab Inc.                                                  4,246       108,698
Equifax Inc.                                                 3,621        94,146
First Health Group Corp. (1)                                 3,580        98,808
Hudson Highland Group Inc. (1)                                 214         4,068
InterActiveCorp (1)                                          3,387       134,024
ITT Educational Services Inc. (1)                              254         7,429
Landauer Inc.                                                2,867       119,927

                See accompanying notes to financial statements.

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                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Manpower Inc.                                                 2,431   $   90,166
McKesson Corp.                                                5,526      197,499
Monster Worldwide Inc. (1)                                    2,855       56,329
Moody's Corp.                                                 2,898      152,754
MPS Group Inc. (1)                                            3,618       24,892
Paychex Inc.                                                  6,258      183,422
Plexus Corp. (1)                                              2,649       30,543
Quintiles Transnational Corp. (1)                             4,227       59,981
Robert Half International Inc. (1)                            4,899       92,787
ServiceMaster Co. (The)                                       6,219       66,543
Valassis Communications Inc. (1)                              1,915       49,254
Viad Corp.                                                    4,236       94,844
                                                                      ----------
                                                                       3,030,016
                                                                      ----------
COMPUTERS (2.67%)
Affiliated Computer Services Inc. Class A (1)                 1,523       69,647
Apple Computer Inc. (1)                                       5,910      112,999
Brocade Communications Systems Inc. (1)                       6,198       36,506
Ceridian Corp. (1)                                            3,668       62,246
Cisco Systems Inc. (1)                                       98,659    1,646,619
Computer Sciences Corp. (1)                                   3,000      114,360
Dell Computer Corp. (1)                                      36,376    1,162,577
Diebold Inc.                                                  1,230       53,197
DST Systems Inc. (1)                                          2,111       80,218
Echelon Corp. (1)                                             3,549       48,870
Electronic Data Systems Corp.                                 6,295      135,028
EMC Corp. (1)                                                32,839      343,824
Enterasys Networks Inc. (1)                                   6,817       20,656
Extreme Networks Inc. (1)                                     3,955       20,961
FactSet Research Systems Inc.                                 2,616      115,235
Gateway Inc. (1)                                              5,294       19,323
Hewlett-Packard Co.                                          43,138      918,839
International Business Machines Corp.                        24,085    1,987,012
Internet Security Systems Inc. (1)                            1,993       28,879
Juniper Networks Inc. (1)                                     5,686       70,336
Lexmark International Inc. (1)                                2,082      147,343
McDATA Corp. Class A (1)                                      2,565       37,629
Mindspeed Technologies Inc. (1)                              10,009       27,024
NCR Corp. (1)                                                 2,307       59,105
Network Appliance Inc. (1)                                    6,764      109,644
Palm Inc. (1)                                                   594        9,664
Quantum Corp. (1)                                             4,547       18,415
RSA Security Inc. (1)                                         1,619       17,404
SanDisk Corp. (1)                                             2,381       96,073
Seagate Technology Inc. (2)                                   4,153           --
Sun Microsystems Inc. (1)                                    53,479      246,003
SunGard Data Systems Inc. (1)                                 5,456      141,365
Synopsys Inc. (1)                                             1,548       95,744
3Com Corp. (1)                                                4,989       23,349
Unisys Corp. (1)                                              5,483       67,331
VeriSign Inc. (1)                                             2,025   $   28,006
Veritas Software Corp. (1)                                    6,932      198,740
Western Digital Corp. (1)                                       798        8,219
                                                                      ----------
                                                                       8,378,390
                                                                      ----------
COSMETICS / PERSONAL CARE (0.99%)
Alberto-Culver Co. Class B                                      890       45,479
Avon Products Inc.                                            3,073      191,141
Colgate-Palmolive Co.                                         7,117      412,430
Estee Lauder Companies Inc. Class A                           1,621       54,352
Gillette Co. (The)                                           13,139      418,609
International Flavors & Fragrances Inc.                       2,202       70,310
Kimberly-Clark Corp.                                          6,553      341,673
Procter & Gamble Co.                                         17,574    1,567,249
                                                                      ----------
                                                                       3,101,243
                                                                      ----------
DISTRIBUTION / WHOLESALE (0.19%)
CDW Corp. (1)                                                 1,549       70,944
Costco Wholesale Corp. (1)                                    6,575      240,645
Fastenal Co.                                                  2,162       73,378
Genuine Parts Co.                                             3,548      113,571
Grainger (W.W.) Inc.                                          1,371       64,108
Tech Data Corp. (1)                                           1,216       32,479
                                                                      ----------
                                                                         595,125
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES (3.97%)
American Express Co.                                         17,725      741,082
American International Group Inc.                            37,735    2,082,217
Bear Stearns Companies Inc. (The)                             1,270       91,973
Capital One Financial Corp.                                   3,140      154,425
Citigroup Inc.                                               74,726    3,198,273
Citigroup Inc. Warrants (Expires 12/31/2050) (1)                800          816
Countrywide Financial Corp.                                   1,641      114,164
E*TRADE Group Inc. (1)                                       12,879      109,471
Edwards (A.G.) Inc.                                           1,481       50,650
Fannie Mae                                                   13,676      922,309
Federated Investors Inc. Class B                              2,741       75,158
Franklin Resources Inc.                                       3,915      152,959
Freddie Mac                                                   9,748      494,906
Goldman Sachs Group Inc. (The)                                6,754      565,647
Janus Capital Group Inc.                                      4,559       74,768
JP Morgan Chase & Co.                                        27,960      955,673
Knight Trading Group Inc. (1)                                 1,767       10,991
Legg Mason Inc.                                               1,025       66,574
Lehman Brothers Holdings Inc.                                 3,475      231,018
MBNA Corp.                                                   19,630      409,089
Merrill Lynch & Co. Inc.                                     12,194      569,216
Metris Companies Inc.                                         8,929       49,556
Morgan Stanley                                               15,338      655,699
Providian Financial Corp. (1)                                 4,743       43,920
Schwab (Charles) Corp. (The)                                 23,865      240,798

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
SLM Corp.                                                    5,784   $   226,559
T. Rowe Price Group Inc.                                     2,731       103,095
World Acceptance Corp. (1)                                   3,873        63,052
                                                                     -----------
                                                                      12,454,058
                                                                     -----------
ELECTRIC (1.15%)
AES Corp. (The) (1)                                          9,170        58,229
Allegheny Energy Inc.                                        1,717        14,509
Ameren Corp.                                                 1,382        60,946
American Electric Power Co. Inc.                             2,501        74,605
Calpine Corp. (1)                                            5,088        33,581
CenterPoint Energy Inc.                                      6,613        53,896
Cinergy Corp.                                                2,041        75,088
CMS Energy Corp.                                             2,437        19,740
Consolidated Edison Inc.                                     2,827       122,353
Constellation Energy Group Inc.                              3,465       118,849
Dominion Resources Inc.                                      3,854       247,697
DQE Inc.                                                     4,313        64,997
DTE Energy Co.                                               2,706       104,560
Duke Energy Corp.                                           13,401       267,350
Edison International (1)                                     6,610       108,602
Energy East Corp.                                            1,851        38,427
Entergy Corp.                                                2,920       154,118
Exelon Corp.                                                 4,349       260,114
FirstEnergy Corp.                                            4,108       157,953
FPL Group Inc.                                               1,604       107,227
NiSource Inc.                                                5,049        95,931
Pepco Holdings Inc.                                          1,967        37,688
PG&E Corp. (1)                                               6,797       143,757
Pinnacle West Capital Corp.                                  1,507        56,437
PNM Resources Inc.                                             327         8,747
PPL Corp.                                                    2,771       119,153
Progress Energy Inc.                                         2,680       117,652
Public Service Enterprise Group Inc.                         2,509       106,005
Reliant Resources Inc. (1)                                   5,215        31,968
SCANA Corp.                                                  1,343        46,038
Southern Company                                             8,931       278,290
TECO Energy Inc.                                             2,071        24,831
Texas Genco Holdings Inc.                                      330         7,672
TXU Corp.                                                    2,849        63,960
Wisconsin Energy Corp.                                       1,478        42,862
WPS Resources Corp.                                          4,194       168,599
Xcel Energy Inc.                                             7,853       118,109
                                                                     -----------
                                                                       3,610,540
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.06%)
American Power Conversion Corp. (1)                          4,905        76,469
Molex Inc.                                                   3,912       105,585
Power-One Inc. (1)                                           1,430        10,224
                                                                     -----------
                                                                         192,278
                                                                     -----------
ELECTRONICS (0.36%)
Agilent Technologies Inc. (1)                                7,539   $   147,387
Applera Corp. - Applied Biosystems Group                     4,339        82,571
Arrow Electronics Inc. (1)                                   2,688        40,965
Fairchild Semiconductor International Inc. Class A (1)       3,300        42,207
Jabil Circuit Inc. (1)                                       4,317        95,406
Johnson Controls Inc.                                        1,269       108,626
Millipore Corp. (1)                                          1,423        63,139
Parker Hannifin Corp.                                        1,623        68,150
PerkinElmer Inc.                                             2,415        33,351
Sanmina-SCI Corp. (1)                                       10,043        63,371
Solectron Corp. (1)                                         13,777        51,526
Symbol Technologies Inc.                                     5,372        69,890
Tektronix Inc. (1)                                           3,209        69,314
Thermo Electron Corp. (1)                                    4,296        90,302
Vishay Intertechnology Inc. (1)                              2,914        38,465
Waters Corp. (1)                                             2,438        71,019
                                                                     -----------
                                                                       1,135,689
                                                                     -----------
ENGINEERING & CONSTRUCTION (0.05%)
EMCOR Group Inc. (1)                                         2,103       103,804
Fluor Corp.                                                  1,858        62,503
                                                                     -----------
                                                                         166,307
                                                                     -----------
ENTERTAINMENT (0.08%)
Hollywood Entertainment Corp. (1)                              438         7,534
International Game Technology Inc. (1)                       1,321       135,178
International Speedway Corp. Class A                         2,475        97,787
Speedway Motorsports Inc.                                      290         7,772
                                                                     -----------
                                                                         248,271
                                                                     -----------
ENVIRONMENTAL CONTROL (0.09%)
Allied Waste Industries Inc. (1)                             4,597        46,200
Republic Services Inc. (1)                                   1,976        44,796
Waste Management Inc.                                        7,368       177,495
                                                                     -----------
                                                                         268,491
                                                                     -----------
FOOD (1.01%)
Albertson's Inc.                                             3,898        74,842
Applebee's International Inc.                                  472        14,835
Archer-Daniels-Midland Co.                                  12,294       158,224
Campbell Soup Co.                                            6,993       171,328
CEC Entertainment Inc. (1)                                     259         9,565
ConAgra Foods Inc.                                           8,467       199,821
Dean Foods Co. (1)                                           1,731        54,526
Del Monte Foods Co. (1)                                      2,078        18,370
Flowers Foods Inc.                                           5,075       100,272
General Mills Inc.                                           4,457       211,306
Heinz (H.J.) Co.                                             4,223       139,275
Hershey Foods Corp.                                          1,658       115,496

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

FOOD (Cont.)
Hormel Foods Corp.                                            2,904   $   68,825
IHOP Corp.                                                      282        8,903
Kellogg Co.                                                   5,735      197,112
Kraft Foods Inc.                                              3,644      118,612
Kroger Co. (1)                                               11,139      185,799
McCormick & Co. Inc.                                          4,716      128,275
Safeway Inc. (1)                                              4,870       99,640
Sara Lee Corp.                                               12,765      240,110
Smucker (J.M.) Co. (The)                                      3,814      152,140
Sonic Corp. (1)                                                 279        7,095
SUPERVALU Inc.                                                4,133       88,116
Sysco Corp.                                                   9,648      289,826
Tyson Foods Inc. Class A                                      3,409       36,204
Whole Foods Market Inc. (1)                                     667       31,703
Winn-Dixie Stores Inc.                                        4,064       50,028
Wrigley (William Jr.) Co.                                     3,262      183,422
                                                                      ----------
                                                                       3,153,670
                                                                      ----------
FOREST PRODUCTS & PAPER (0.23%)
Boise Cascade Corp.                                           1,475       35,252
Bowater Inc.                                                    531       19,886
Georgia-Pacific Corp.                                         4,034       76,444
International Paper Co.                                       6,141      219,418
Louisiana-Pacific Corp. (1)                                     918        9,951
MeadWestvaco Corp.                                            4,080      100,776
Plum Creek Timber Co. Inc.                                    2,985       77,461
Temple-Inland Inc.                                              664       28,492
Weyerhaeuser Co.                                              2,801      151,254
                                                                      ----------
                                                                         718,934
                                                                      ----------
GAS (0.06%)
KeySpan Corp.                                                 2,175       77,104
Sempra Energy                                                 3,995      113,977
                                                                      ----------
                                                                         191,081
                                                                      ----------
HAND / MACHINE TOOLS (0.14%)
Black & Decker Corp.                                          1,566       68,043
Emerson Electric Co.                                          5,430      277,473
SPX Corp. (1)                                                 1,351       59,525
Stanley Works (The)                                           1,449       39,992
                                                                      ----------
                                                                         445,033
                                                                      ----------
HEALTH CARE (2.41%)
Aetna Inc.                                                    1,379       83,016
Anthem Inc. (1)                                               2,035      157,000
Apogent Technologies Inc. (1)                                 3,990       79,800
Apria Healthcare Group Inc. (1)                               2,955       73,520
Bard (C.R.) Inc.                                              1,274       90,849
Bausch & Lomb Inc.                                            1,749       65,587
Baxter International Inc.                                     8,822      229,372
Beckman Coulter Inc.                                          2,065       83,922
Becton, Dickinson & Co.                                       4,472      173,737
Biomet Inc.                                                   5,253   $  150,551
Boston Scientific Corp. (1)                                   6,666      407,293
Cerner Corp. (1)                                                353        8,101
Covance Inc. (1)                                              2,892       52,345
Enzon Pharmaceuticals Inc. (1)                                2,024       25,340
Express Scripts Inc. (1)                                        857       58,550
Guidant Corp.                                                 4,512      200,288
HCA Inc.                                                      7,730      247,669
Health Management Associates Inc. Class A                     5,070       93,542
Health Net Inc. (1)                                           2,253       74,236
Humana Inc. (1)                                               4,790       72,329
Invacare Corp.                                                3,365      111,045
Johnson & Johnson                                            41,681    2,154,908
Laboratory Corp. of America Holdings (1)                      1,933       58,280
Lincare Holdings Inc. (1)                                     1,458       45,942
Manor Care Inc. (1)                                           3,465       86,660
Medtronic Inc.                                               17,111      820,815
Oxford Health Plans Inc. (1)                                  2,192       92,130
PacifiCare Health Systems Inc. (1)                            1,148       56,631
Quest Diagnostics Inc. (1)                                    1,667      106,355
Renal Care Group Inc. (1)                                     2,696       94,926
St. Jude Medical Inc. (1)                                     2,835      163,012
Stryker Corp.                                                 3,180      220,597
Tenet Healthcare Corp. (1)                                    8,282       96,485
UnitedHealth Group Inc.                                       8,304      417,276
Universal Health Services Inc. Class B (1)                    1,122       44,454
Varian Medical Systems Inc. (1)                                 922       53,080
Viasys Healthcare Inc. (1)                                    3,574       73,982
Vital Images Inc. (1)                                         4,449       82,218
WellPoint Health Networks Inc. (1)                            2,172      183,100
Zimmer Holdings Inc. (1)                                      3,793      170,875
                                                                      ----------
                                                                       7,559,818
                                                                      ----------
HOME BUILDERS (0.10%)
Centex Corp.                                                    534       41,540
Clayton Homes Inc.                                            5,750       72,162
Lennar Corp. Class A                                            570       40,755
Lennar Corp. Class B                                             57        3,916
M.D.C. Holdings Inc.                                          1,521       73,434
Pulte Homes Inc.                                              1,394       85,954
                                                                      ----------
                                                                         317,761
                                                                      ----------
HOME FURNISHINGS (0.11%)
Ethan Allen Interiors Inc.                                    2,929      102,984
Furniture Brands International Inc.  (1)                        327        8,535
Leggett & Platt Inc.                                          5,350      109,675
Maytag Corp.                                                  2,209       53,944
Polycom Inc. (1)                                              2,761       38,267

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

HOME FURNISHINGS (Cont.)
Whirlpool Corp.                                                 686   $   43,698
                                                                      ----------
                                                                         357,103
                                                                      ----------

HOUSEHOLD PRODUCTS / WARES (0.14%)
Avery Dennison Corp.                                          1,401       70,330
Clorox Co.                                                    2,503      106,753
Fortune Brands Inc.                                           1,754       91,559
Newell Rubbermaid Inc.                                        3,517       98,476
Tupperware Corp.                                              4,287       61,561
Yankee Candle Co. Inc. (The)(1)                                 355        8,243
                                                                      ----------
                                                                         436,922
                                                                      ----------
INSURANCE (1.48%)
ACE Ltd.                                                      7,287      249,871
AFLAC Inc.                                                    6,487      199,475
Allmerica Financial Corp. (1)                                 2,477       44,561
Allstate Corp. (The)                                         10,005      356,678
Ambac Financial Group Inc.                                    1,411       93,479
American National Insurance Co.                                 949       81,987
AON Corp.                                                     4,369      105,206
Chubb Corp.                                                   1,755      105,300
CIGNA Corp.                                                   1,179       55,342
Cincinnati Financial Corp.                                    3,872      143,612
CNA Financial Corp. (1)                                       1,884       46,346
Fidelity National Financial Inc.                              1,532       47,124
Hancock (John) Financial Services Inc.                        3,703      113,793
Hartford Financial Services Group Inc.                        3,184      160,346
Jefferson-Pilot Corp.                                         1,636       67,829
Lincoln National Corp.                                        1,257       44,787
Loews Corp.                                                   2,921      138,134
Marsh & McLennan Companies Inc.                               7,257      370,615
MBIA Inc.                                                     1,849       90,139
MetLife Inc.                                                  9,302      263,433
MGIC Investment Corp.                                         1,372       63,990
MONY Group Inc. (The)                                           323        8,705
Old Republic International Corp.                              2,192       75,120
PMI Group Inc. (The)                                          1,886       50,620
Principal Financial Group Inc.                                4,683      151,027
Progressive Corp. (The)                                       2,909      212,648
Protective Life Corp.                                         2,023       54,115
Prudential Financial Inc.                                     7,456      250,894
Radian Group Inc.                                             1,491       54,645
SAFECO Corp.                                                  2,842      100,266
St. Paul Companies Inc.                                       2,031       74,152
Stewart Information Services Corp. (1)                        1,176       32,752
Torchmark Corp.                                               1,871       69,695
Travelers Property Casualty Corp.
   Class B                                                   15,367      242,338
Unitrin Inc.                                                  2,788       75,611
UNUMProvident Corp.                                           4,386       58,816
XL Capital Ltd. Class A                                       3,537   $  293,571
                                                                      ----------
                                                                       4,647,022
                                                                      ----------
IRON / STEEL (0.05%)
Allegheny Technologies Inc.                                   3,799       25,073
Nucor Corp.                                                   1,357       66,289
United States Steel Corp.                                     4,693       76,824
                                                                      ----------
                                                                         168,186
                                                                      ----------
LEISURE TIME (0.14%)
Callaway Golf Co.                                             4,025       53,211
Harley-Davidson Inc.                                          4,758      189,654
Polaris Industries Inc.                                       2,067      126,914
Sabre Holdings Corp.                                          3,377       83,243
                                                                      ----------
                                                                         453,022
                                                                      ----------
LODGING (0.17%)
Extended Stay America Inc. (1)                                  615        8,296
Harrah's Entertainment Inc. (1)                               2,415       97,180
Hilton Hotels Corp.                                           8,029      102,691
Mandalay Resort Group                                         1,147       36,532
Marriott International Inc. Class A                           3,773      144,959
Park Place Entertainment Corp. (1)                            5,994       54,485
Starwood Hotels & Resorts Worldwide Inc.                      3,465       99,064
                                                                      ----------
                                                                         543,207
                                                                      ----------
MACHINERY (0.37%)
AGCO Corp. (1)                                                2,791       47,670
Albany International Corp. Class A                              305        8,357
Briggs & Stratton Corp.                                       2,451      123,776
Caterpillar Inc.                                              5,120      284,979
Cummins Inc.                                                    261        9,367
Deere & Co.                                                   3,513      160,544
Dover Corp.                                                   3,684      110,373
Idex Corp.                                                    3,440      124,666
Ingersoll-Rand Co. Class A                                    2,941      139,168
Kadant Inc. (1)                                               2,901       54,394
Rockwell Automation Inc.                                      4,473      106,636
                                                                      ----------
                                                                       1,169,930
                                                                      ----------
MANUFACTURERS (2.10%)
Cooper Industries Ltd.                                          807       33,329
Crane Co.                                                     4,389       99,323
Danaher Corp.                                                 2,085      141,884
Eastman Kodak Co.                                             4,194      114,706
Eaton Corp.                                                     901       70,828
FMC Corp. (1)                                                 1,248       28,242
General Electric Co.                                        138,309    3,966,702
Honeywell International Inc.                                 12,120      325,422
Illinois Tool Works Inc.                                      4,174      274,858

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

MANUFACTURERS (Cont.)
ITT Industries Inc.                                           1,690   $  110,627
Pall Corp.                                                    2,621       58,973
Textron Inc.                                                  2,574      100,437
3M Co.                                                        4,985      642,965
Tyco International Ltd.                                      31,982      607,018
                                                                      ----------
                                                                       6,575,314
                                                                      ----------
MEDIA (2.15%)
AOL Time Warner Inc. (1)                                     62,751    1,009,664
Belo (A.H.) Corp.                                             4,589      102,610
Cablevision Systems Corp. (1)                                   854       17,729
Clear Channel Communications Inc. (1)                         8,541      362,053
Comcast Corp. Class A (1)                                    53,682    1,620,123
Dow Jones & Co. Inc.                                          1,891       81,370
Fox Entertainment Group Inc. Class A (1)                        915       26,334
Gannett Co. Inc.                                              3,865      296,871
Gemstar-TV Guide International Inc. (1)                       4,845       24,661
Hispanic Broadcasting Corp. (1)                               2,557       65,076
Knight Ridder Inc.                                            1,355       93,400
Liberty Corp.                                                   171        7,268
Liberty Media Corp. Class A (1)                              32,944      380,833
McClatchy Co. (The) Class A                                   2,329      134,197
McGraw-Hill Companies Inc. (The)                              2,642      163,804
New York Times Co. Class A                                    2,805      127,628
Radio One Inc. Class D (1)                                      447        7,943
Readers Digest Association Inc. (The)                         2,477       33,390
Tribune Co.                                                   4,879      235,656
UnitedGlobalCom Inc. Class A (1)                              1,561        8,070
Univision Communications Inc. Class A (1)                     3,143       95,547
Viacom Inc. Class B (1)                                      25,178    1,099,271
Walt Disney Co. (The)                                        27,180      536,805
Washington Post Company (The) Class B                           119       87,215
Westwood One Inc. (1)                                         1,618       54,899
Young Broadcasting Inc. Class A (1)                           3,300       69,729
                                                                      ----------
                                                                       6,742,146
                                                                      ----------
METAL FABRICATE / HARDWARE (0.06%)
Precision Castparts Corp.                                     3,273      101,790
Worthington Industries Inc.                                   6,188       82,919
                                                                      ----------
                                                                         184,709
                                                                      ----------

MINING (0.23%)
Alcoa Inc.                                                   13,182      336,141
Arch Coal Inc.                                                2,641       60,690
Freeport-McMoRan Copper & Gold Inc.                           2,154       52,773
Newmont Mining Corp.                                          6,523      211,737
Phelps Dodge Corp. (1)                                        1,243       47,657
                                                                      ----------
                                                                         708,998
                                                                      ----------
OFFICE / BUSINESS EQUIPMENT (0.17%)
Herman Miller Inc.                                            3,790   $   76,596
HON Industries Inc.                                           3,940      120,170
Imagistics International Inc. (1)                             2,817       72,679
Pitney Bowes Inc.                                             3,463      133,014
Xerox Corp. (1)                                              13,514      143,113
                                                                      ----------
                                                                         545,572
                                                                      ----------
OIL & GAS PRODUCERS (2.47%)
Amerada Hess Corp.                                            1,291       63,491
Anadarko Petroleum Corp.                                      3,754      166,940
Apache Corp.                                                  2,624      170,717
Burlington Resources Inc.                                     3,612      195,301
ChevronTexaco Corp.                                          14,694    1,060,907
ConocoPhillips                                               10,002      548,110
Devon Energy Corp.                                            4,218      225,241
Diamond Offshore Drilling Inc.                                  729       15,302
Energen Corp.                                                   225        7,493
ENSCO International Inc.                                      2,663       71,635
EOG Resources Inc.                                            3,155      132,005
Exxon Mobil Corp.                                            97,199    3,490,416
Houston Exploration Co. (1)                                   1,861       64,577
Kerr-McGee Corp.                                              1,712       76,698
Kinder Morgan Inc.                                            1,444       78,915
Marathon Oil Corp.                                            4,495      118,443
Nabors Industries Ltd. (1)                                    2,148       84,953
Newfield Exploration Co. (1)                                  1,533       57,564
Noble Corp. (1)                                               2,017       69,183
Noble Energy Inc.                                             2,424       91,627
Occidental Petroleum Corp.                                    5,517      185,095
Piedmont Natural Gas Co.                                      3,911      151,786
Pioneer Natural Resources Co. (1)                             4,007      104,583
Rowan Companies Inc. (1)                                      1,940       43,456
Stone Energy Corp. (1)                                          202        8,468
Transocean Inc. (1)                                           4,936      108,444
Unocal Corp.                                                  5,550      159,230
Valero Energy Corp.                                             416       15,113
WD-40 Co.                                                     4,762      135,955
XTO Energy Inc.                                               1,988       39,979
                                                                      ----------
                                                                       7,741,627
                                                                      ----------
OIL & GAS SERVICES (0.37%)
Baker Hughes Inc.                                             4,889      164,124
BJ Services Co. (1)                                           2,004       74,869
Cooper Cameron Corp. (1)                                        386       19,447
FMC Technologies Inc. (1)                                     3,386       71,275
Grant Prideco Inc. (1)                                        6,027       70,817
Halliburton Co.                                               5,745      132,135
Schlumberger Ltd.                                            10,529      500,865
Smith International Inc. (1)                                  1,358       49,893
Tidewater Inc.                                                  820       24,083

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
U.S. COMMON STOCKS (Cont.)

Baker Hughes Inc. (Cont.)
Varco International Inc. (1)                                 2,982   $    58,447
                                                                     -----------
                                                                       1,165,955
                                                                     -----------
PACKAGING & CONTAINERS (0.07%)
Ball Corp.                                                     845        38,456
Bemis Co.                                                      811        37,955
Pactiv Corp. (1)                                             2,356        46,437
Sealed Air Corp. (1)                                         1,209        57,621
Smurfit-Stone Container Corp. (1)                            4,169        54,322
                                                                     -----------
                                                                         234,791
                                                                     -----------
PHARMACEUTICALS (3.88%)
Abbott Laboratories                                         22,281       975,017
Abgenix Inc. (1)                                             3,992        41,876
Advanced Medical Optics Inc. (1)                             2,019        34,424
Allergan Inc.                                                1,996       153,892
AmerisourceBergen Corp.                                      1,593       110,475
Bristol-Myers Squibb Co.                                    25,654       696,506
Cardinal Health Inc.                                         6,301       405,154
Celgene Corp. (1)                                            3,087        93,845
DENTSPLY International Inc.                                  2,721       111,289
Forest Laboratories Inc. (1)                                 5,272       288,642
Gilead Sciences Inc. (1)                                     3,173       176,355
ICN Pharmaceuticals Inc.                                     3,639        60,990
ImClone Systems Inc. (1)                                     2,550        80,631
IVAX Corp. (1)                                               2,933        52,354
King Pharmaceuticals Inc. (1)                                5,234        77,254
Lilly (Eli) & Co.                                           16,245     1,120,418
Medarex Inc. (1)                                             1,924        12,679
MedImmune Inc. (1)                                           4,322       157,191
Merck & Co. Inc.                                            31,821     1,926,762
Mylan Laboratories Inc.                                      4,336       150,763
Neurocrine Biosciences Inc. (1)                              2,224       111,067
Omnicare Inc.                                                2,252        76,095
Pfizer Inc.                                                111,786     3,817,492
Priority Healthcare Corp. Class B (1)                        4,203        77,966
Schering-Plough Corp.                                       21,025       391,065
Sepracor Inc. (1)                                            4,187        75,492
Watson Pharmaceuticals Inc. (1)                              2,101        84,817
Wyeth                                                       17,733       807,738
                                                                     -----------
                                                                      12,168,249
                                                                     -----------
PIPELINES (0.10%)
Dynegy Inc. Class A                                          4,435        18,627
El Paso Corp.                                               10,355        83,668
Questar Corp.                                                3,950       132,207
Williams Companies Inc.                                      9,943        78,550
                                                                     -----------
                                                                         313,052
                                                                     -----------
REAL ESTATE (0.07%)
Catellus Development Corp. (1)                               4,931       108,482
LNR Property Corp.                                           2,864   $   107,114
                                                                     -----------
                                                                         215,596
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (0.75%)
Annaly Mortgage Management Inc.                              3,077        61,263
Apartment Investment & Management Co. Class A                2,834        98,056
Archstone-Smith Trust                                        6,567       157,608
AvalonBay Communities Inc.                                   3,365       143,484
Capital Automotive                                             369        10,328
Capstead Mortgage Corp.                                      5,400        60,858
CBL & Associates Properties Inc.                             3,759       161,637
Chelsea Property Group Inc.                                  3,863       155,718
Duke Realty Corp.                                            1,154        31,793
Equity Office Properties Trust                               6,513       175,916
Equity Residential                                           6,196       160,786
General Growth Properties Inc.                               1,503        93,847
Host Marriott Corp. (1)                                     10,770        98,546
iStar Financial Inc.                                         4,445       162,243
Kimco Realty Corp.                                           1,176        44,570
ProLogis                                                     2,059        56,211
Public Storage Inc.                                          1,273        43,117
Simon Property Group Inc.                                    3,945       153,973
SL Green Realty Corp.                                       10,101       352,424
Vornado Realty Trust                                         3,019       131,628
                                                                     -----------
                                                                       2,354,006
                                                                     -----------
RETAIL (3.61%)
Aeropostale Inc. (1)                                           400         8,592
Amazon.com Inc. (1)                                          2,388        87,138
American Eagle Outfitters Inc. (1)                             475         8,712
AnnTaylor Stores Corp. (1)                                     325         9,409
AutoNation Inc. (1)                                          6,991       109,899
AutoZone Inc. (1)                                            1,427       108,409
Bed Bath & Beyond Inc. (1)                                   5,147       199,755
Best Buy Co. Inc. (1)                                        4,844       212,748
Big Lots Inc. (1)                                              736        11,069
BJ's Wholesale Club Inc. (1)                                 1,414        21,295
Bob Evans Farms Inc.                                           297         8,206
Brinker International Inc. (1)                               2,708        97,542
Burlington Coat Factory Warehouse Corp.                        714        12,781
CarMax Inc. (1)                                              1,565        47,185
Cash America International Inc.                              8,518       112,608
Cato Corp. Class A                                             385         8,116
Christopher & Banks Corp. (1)                                  286        10,579
Circuit City Stores Inc.                                     4,986        43,877
Claire's Stores Inc.                                           283         7,177
Coach Inc. (1)                                               1,203        59,837
CVS Corp.                                                    6,427       180,149
Darden Restaurants Inc.                                      4,658        88,409
Dollar General Corp.                                         5,817       106,218

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                   Shares      Value
                                                   ------   -----------
U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Dollar Tree Stores Inc. (1)                         3,147   $    99,854
eBay Inc. (1)                                       4,619       481,207
Edison Brothers Stores Warrants
   (Expires 09/26/2005) (1)(2)                         16            --
Family Dollar Stores Inc.                           2,603        99,304
Federated Department Stores Inc.                    2,702        99,569
Gap Inc. (The)                                     14,928       280,049
Group 1 Automotive Inc. (1)                           253         8,200
Home Depot Inc.                                    34,281     1,135,387
Kohls Corp. (1)                                     4,720       242,514
Limited Brands Inc.                                 9,715       150,583
Lowe's Companies Inc.                              11,430       490,919
May Department Stores Co. (The)                     3,851        85,723
McDonald's Corp.                                   17,681       390,043
Men's Wearhouse Inc. (The) (1)                        452         9,876
MSC Industrial Direct Co. Inc. Class A (1)            389         6,963
Nordstrom Inc.                                      4,431        86,493
Office Depot Inc. (1)                               6,641        96,361
Outback Steakhouse Inc.                             2,144        83,616
Pacific Sunwear of California Inc. (1)                321         7,733
Payless ShoeSource Inc. (1)                         4,911        61,388
Penney (J.C.) Co. Inc. (Holding Co.)                4,206        70,871
Pier 1 Imports Inc.                                 2,907        59,303
RadioShack Corp.                                    3,984       104,819
Regis Corp.                                           337         9,790
Rite Aid Corp. (1)                                  6,847        30,469
Ross Stores Inc.                                    2,090        89,327
Ruby Tuesday Inc.                                     615        15,209
Saks Inc. (1)                                       4,626        44,872
Sears, Roebuck and Co.                              3,676       123,661
Sonic Automotive Inc. (1)                             542        11,875
Sports Resorts International Inc. (1)               1,135         5,516
Staples Inc. (1)                                    7,889       144,763
Starbucks Corp. (1)                                 6,990       171,395
Target Corp.                                       12,443       470,843
Tiffany & Co.                                       3,695       120,753
TJX Companies Inc.                                  9,408       177,247
Toys R Us Inc. (1)                                  4,822        58,443
United Auto Group Inc. (1)                            416         9,060
Walgreen Co.                                       14,765       444,427
Wal-Mart Stores Inc.                               61,933     3,323,944
Wendy's International Inc.                          2,987        86,533
Yum! Brands Inc. (1)                                5,366       158,619
Zale Corp. (1)                                      2,840       113,600
                                                            -----------
                                                             11,320,831
                                                            -----------
SEMICONDUCTORS (1.56%)
Advanced Micro Devices Inc. (1)                     6,026        38,627
Altera Corp. (1)                                    6,508       106,731
Analog Devices Inc. (1)                             5,277       183,745
Applied Materials Inc. (1)                         21,621       342,909
Applied Micro Circuits Corp. (1)                    6,014   $    36,385
Broadcom Corp. Class A (1)                          3,676        91,569
Conexant Systems Inc. (1)                          30,027       123,111
Cree Inc. (1)                                       2,714        44,184
Cypress Semiconductor Corp. (1)                     3,327        39,924
Integrated Device Technology Inc. (1)               3,818        42,189
Intel Corp.                                        92,465     1,921,793
International Rectifier Corp. (1)                   1,299        34,839
Intersil Corp. Class A (1)                          1,900        50,559
KLA-Tencor Corp. (1)                                2,989       138,959
Lam Research Corp. (1)                              3,733        67,978
Lattice Semiconductor Corp. (1)                     2,510        20,657
Linear Technology Corp.                             4,424       142,497
LSI Logic Corp. (1)                                 6,050        42,834
Maxim Integrated Products Inc.                      4,746       162,266
Microchip Technology Inc.                           2,842        69,998
Micron Technology Inc. (1)                          9,078       105,577
Mykrolis Corp. (1)                                  5,198        52,760
National Semiconductor Corp. (1)                    2,647        52,199
Novellus Systems Inc. (1)                           2,240        82,031
NVIDIA Corp. (1)                                    2,468        56,789
PMC-Sierra Inc. (1)                                 3,800        44,574
QLogic Corp. (1)                                    1,155        55,821
Rambus Inc. (1)                                     2,199        36,437
Skyworks Solutions Inc. (1)                         2,169        14,684
Teradyne Inc. (1)                                   3,212        55,600
Texas Instruments Inc.                             24,716       435,002
TriQuint Semiconductor Inc. (1)                     2,598        10,808
Varian Semiconductor Equipment
   Associates Inc. (1)                              1,767        52,586
Vitesse Semiconductor Corp. (1)                     4,520        22,238
Xilinx Inc. (1)                                     5,016       126,955
                                                            -----------
                                                              4,905,815
                                                            -----------
SOFTWARE (2.61%)
Adobe Systems Inc.                                  4,537       145,502
Akamai Technologies Inc. (1)                       18,014        86,107
Ariba Inc. (1)                                      2,516         7,473
Autodesk Inc.                                       4,484        72,461
Automatic Data Processing Inc.                      8,500       287,810
BEA Systems Inc. (1)                                6,608        71,763
BMC Software Inc. (1)                               6,043        98,682
Cadence Design Systems Inc. (1)                     5,858        70,647
Certegy Inc. (1)                                    2,060        57,165
CheckFree Corp. (1)                                 1,383        38,503
ChoicePoint Inc. (1)                                2,265        78,188
Citrix Systems Inc. (1)                             4,059        82,641
Computer Associates International Inc.              9,739       216,985
Compuware Corp. (1)                                 6,574        37,932
DoubleClick Inc. (1)                                2,130        19,703
Edwards (J.D.) & Co. (1)                              652         9,343
eFunds Corp. (1)                                    2,862        32,999

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                            -------   ----------
U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Electronic Arts Inc. (1)                                      2,064   $  152,715
First Data Corp.                                             10,741      445,107
Fiserv Inc. (1)                                               3,650      129,977
Global Payments Inc.                                            243        8,627
IMS Health Inc.                                               4,946       88,979
Intuit Inc. (1)                                               3,461      154,118
Macromedia Inc. (1)                                           2,463       51,822
Mercury Interactive Corp. (1)                                 1,904       73,513
Micromuse Inc. (1)                                            1,824       14,574
Microsoft Corp.                                             150,918    3,865,010
Network Associates Inc. (1)                                   3,882       49,224
Novell Inc. (1)                                               6,488       19,983
Oracle Corp. (1)                                             75,901      912,330
Parametric Technology Corp. (1)                               5,101       15,558
PeopleSoft Inc. (1)                                           5,599       98,486
RealNetworks Inc. (1)                                         1,767       11,980
Reynolds & Reynolds Co. (The) Class A                         3,534      100,931
Siebel Systems Inc. (1)                                       8,041       76,711
Sybase Inc. (1)                                               4,950       68,855
Symantec Corp. (1)                                            2,439      106,975
TIBCO Software Inc. (1)                                       4,024       20,482
webMethods Inc. (1)                                           2,501       20,333
Yahoo! Inc. (1)                                               8,633      282,817
                                                                      ----------
                                                                       8,183,011
                                                                      ----------
TELECOMMUNICATION EQUIPMENT (0.42%)
Advanced Fibre Communications Inc. (1)                        2,745       44,661
American Tower Corp. Class A (1)                              5,226       46,250
Andrew Corp. (1)                                              3,059       28,143
Avaya Inc. (1)                                                6,795       43,896
CIENA Corp. (1)                                               6,022       31,254
Comverse Technology Inc. (1)                                  3,074       46,202
Harris Corp.                                                  1,603       48,170
JDS Uniphase Corp. (1)                                       23,428       82,232
Motorola Inc.                                                35,637      336,057
QUALCOMM Inc.                                                10,451      373,623
RF Micro Devices Inc. (1)                                     3,041       18,307
Scientific-Atlanta Inc.                                       3,815       90,950
Sonus Networks Inc. (1)                                      12,056       60,642
Sycamore Networks Inc. (1)                                    1,698        6,503
Tellabs Inc. (1)                                              7,394       48,579
                                                                      ----------
                                                                       1,305,469
                                                                      ----------
TELECOMMUNICATIONS (0.98%)
AT&T Wireless Services Inc. (1)                              44,595      366,125
Charter Communications Inc. Class A (1)                       4,144       16,452
Citizens Communications Co. (1)                               6,591       84,958
Corning Inc. (1)                                             16,334      120,708
Cox Communications Inc. Class A (1)                           2,252       71,839
Crown Castle International Corp. (1)                          2,641       20,521
EchoStar Communications Corp. (1)                             3,398   $  117,639
Emulex Corp. (1)                                              1,654       37,662
General Motors Corp. Class H (1)                             12,486      159,946
InterDigital Communications Corp. (1)                           322        7,525
Level 3 Communications Inc. (1)                               5,588       37,104
Newport Corp. (1)                                             2,512       37,178
Nextel Communications Inc. Class A (1)                       13,155      237,842
Powerwave Technologies Inc. (1)                               1,444        9,054
Price Communications Corp. (1)                                  797       10,289
Qwest Communications International Inc. (1)                  29,649      141,722
Sprint Corp. (PCS Group) (1)                                 16,803       96,617
Verizon Communications Inc.                                  38,007    1,499,376
                                                                      ----------
                                                                       3,072,557
                                                                      ----------
TELEPHONE (0.83%)
Alltel Corp.                                                  5,515      265,933
AT&T Corp.                                                    9,086      174,906
BellSouth Corp.                                              25,103      668,493
CenturyTel Inc.                                               1,940       67,609
Cincinnati Bell Inc. (1)                                      5,614       37,614
SBC Communications Inc.                                      45,284    1,157,006
Sprint Corp. (FON Group)                                     12,700      182,880
Telephone & Data Systems Inc.                                   932       46,320
                                                                      ----------
                                                                       2,600,761
                                                                      ----------
TEXTILES (0.06%)
Cintas Corp.                                                  3,666      129,923
Mohawk Industries Inc. (1)                                      697       38,704
Polo Ralph Lauren Corp.                                         328        8,459
                                                                      ----------
                                                                         177,086
                                                                      ----------
TOBACCO (0.47%)
Altria Group Inc.                                            27,926    1,268,957
Loews Corporation - Carolina Group                              413       11,151
R.J. Reynolds Tobacco Holdings Inc.                           1,961       72,969
Universal Corp.                                                 324       13,705
UST Inc.                                                      2,715       95,106
                                                                      ----------
                                                                       1,461,888
                                                                      ----------
TOYS / GAMES / HOBBIES (0.07%)
Hasbro Inc.                                                   4,495       78,618
Mattel Inc.                                                   7,798      147,538
                                                                      ----------
                                                                         226,156
                                                                      ----------
TRANSPORTATION (0.63%)
Burlington Northern Santa Fe Corp.                            3,910      111,200
CNF Inc.                                                      2,182       55,379
CSX Corp.                                                     1,989       59,849

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                           Shares      Value
                                                          -------   ------------
U.S. COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
Expeditors International Washington Inc.                    1,276   $     44,201
FedEx Corp.                                                 4,567        283,291
Kansas City Southern Industries Inc. (1)                    4,545         54,676
Landstar System Inc. (1)                                    1,625        102,131
Norfolk Southern Corp.                                      5,202         99,878
Union Pacific Corp.                                         2,819        163,558
United Parcel Service Inc. Class B                         15,940      1,015,378
                                                                    ------------
                                                                       1,989,541
                                                                    ------------
TRUCKING & LEASING (0.02%)
GATX Corp.                                                  2,959         48,380
                                                                    ------------
WATER (0.05%)
Connecticut Water Service Inc.                              2,671         68,244
Middlesex Water Co.                                         2,970         73,181
                                                                    ------------
                                                                         141,425
                                                                    ------------
TOTAL U.S. COMMON STOCKS
(Cost: $174,767,293)                                                 152,975,591
                                                                    ------------
INTERNATIONAL COMMON STOCKS (15.98%)

AUSTRALIA (0.91%)
Coles Myer Ltd. ADR                                        10,219        381,169
National Australia Bank ADR                                 5,471        614,120
Newcrest Mining Ltd.                                       34,883        178,966
News Corporation Ltd. ADR                                   8,429        255,146
Rio Tinto PLC ADR                                           7,215        552,308
Westpac Banking Corp. Ltd. ADR                             16,195        885,543
                                                                    ------------
                                                                       2,867,252
                                                                    ------------
DENMARK (0.21%)
Novo-Nordisk A/S ADR                                       10,309        357,413
TDC A/S ADR                                                20,900        316,635
                                                                    ------------
                                                                         674,048
                                                                    ------------
FINLAND (0.33%)
Nokia OYJ                                                   9,561        157,444
Nokia OYJ ADR                                              41,416        680,465
Stora Enso OYJ Class R                                     16,832        188,071
                                                                    ------------
                                                                       1,025,980
                                                                    ------------
FRANCE (1.42%)
Alcatel SA ADR (1)                                         23,097        206,718
Autoroutes du Sud de la France SA                             647         18,909
Aventis SA ADR                                             14,219        777,779
AXA ADR                                                    42,045        656,322
BNP Paribas SA                                              1,358   $     69,006
Business Objects SA (1)                                       439          9,790
Cap Gemini SA (1)                                             324         11,504
Carrefour SA                                                2,100        102,924
Compagnie de Saint-Gobain SA                                  780         30,696
European Aeronautic Defence and Space Co.                   1,051         12,890
France Telecom SA (1)                                       1,803         44,225
France Telecom SA ADR                                       4,784        117,926
Groupe Wanadoo SA (1)                                       3,331         22,301
Lafarge SA                                                    179         10,490
L'Oreal SA                                                  7,421        523,245
LVMH Moet Hennessy Louis Vuitton SA                        10,094        500,635
Renault SA                                                    626         33,097
Sanofi-Synthelabo SA                                          600         35,140
STMicroelectronics NV                                       2,000         41,938
Suez SA                                                     2,116         33,679
Total SA                                                   14,341      1,087,048
Valeo SA                                                      331         11,479
Vivendi Universal SA ADR (1)                                7,022        129,486
                                                                    ------------
                                                                       4,487,227
                                                                    ------------
GERMANY (1.02%)
Allianz AG                                                    700         58,182
DaimlerChrysler AG                                         16,229        563,471
Deutsche Bank AG                                            2,250        145,932
Deutsche Telekom AG ADR (1)                                25,311        384,727
E.ON AG                                                    12,825        659,354
Infineon Technologies AG (1)                                1,346         13,015
Marschollek, Lautenschlaeger und Partner AG (1)               773         11,540
Muenchener Rueckversicherungs-Gesellschaft AG                 226         23,041
RWE AG                                                     13,510        407,869
SAP AG                                                        463         54,604
SAP AG ADR                                                 11,445        334,423
Siemens AG                                                 10,761        527,908
                                                                    ------------
                                                                       3,184,066
                                                                    ------------
GREECE (0.00%)
Public Power Corp.                                            611         11,016
                                                                    ------------
HONG KONG (0.17%)
ASM Pacific Technology Ltd.                                51,500        150,574
Bank of East Asia Ltd.                                     78,800        155,616
Giordano International Ltd.                               150,000         46,646
Hang Lung Properties Ltd.                                  26,000         23,506
Hong Kong Exchanges & Clearing Ltd.                        18,000         25,852
Sino Land Co. Ltd.                                        350,000        108,840
Wharf Holdings Ltd.                                         9,000         17,312
                                                                    ------------
                                                                         528,346
                                                                    ------------

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
INTERNATIONAL COMMON STOCKS (Cont.)

IRELAND (0.17%)
Allied Irish Banks PLC ADR                                  18,163   $   543,255
                                                                     -----------

ITALY (0.59%)
Assicurazioni Generali SpA                                   7,000       162,216
Benetton Group SpA ADR                                      15,905       334,005
Eni SpA                                                      8,227       124,423
ENI-Ente Nazionale Idrocarburi
   SpA ADR                                                   7,224       549,313
Fiat SpA ADR (1)                                            21,073       151,304
San Paolo-IMI SpA ADR                                       28,328       533,133
                                                                     -----------
                                                                       1,854,394
                                                                     -----------

JAPAN (3.55%)
Anritsu Corp. (1)                                           12,000        65,459
Asatsu-DK Inc.                                               5,500        98,480
Bridgestone Corp.                                            2,000        27,150
Canon Inc. ADR                                               8,640       394,416
CSK Corp.                                                    3,000        81,699
Daicel Chemical Industries Ltd.                             31,000        98,364
Daimaru Inc. (The)                                          24,000        96,340
Fuji Photo Film Co. Ltd. ADR                                 9,554       275,251
Fujikura Ltd.                                               13,000        42,873
Gunma Bank Ltd.                                             14,000        63,660
Hitachi Cable Ltd.                                          15,000        40,475
Hitachi Ltd. ADR                                             5,544       234,511
Honda Motor Company Ltd. ADR                                16,116       307,010
Ito-Yokado Co. Ltd. ADR (2)                                  6,819       162,838
Japan Airlines System Corp. ADR                             17,084       182,059
JFE Holdings Inc.                                            7,900       118,426
JGC Corp.                                                   14,000        94,208
JSR Corp.                                                   10,000       121,507
Kaken Pharmaceutical Co. Ltd.                               20,000       107,266
Katokichi Co. Ltd.                                           7,800       132,842
Kikkoman Corp.                                              28,000       184,918
Kinden Corp.                                                41,000       137,606
Kirin Brewery Co. Ltd. ADR                                  80,800       562,368
Kubota Corp. ADR                                            18,584       251,813
Kurita Water Industries Ltd.                                10,500       116,215
Kyocera Corp. ADR                                            2,671       152,247
Makita Corp. ADR                                            11,884        93,884
Matsushita Electric Industrial Co. Ltd. ADR                 29,617       297,651
Meitec Corp.                                                 4,500       136,790
Millea Holdings Inc.                                            14       107,033
Millea Holdings Inc. ADR                                    11,943       459,089
Mitsubishi Corp. ADR                                        23,108       315,424
Mitsubishi Gas Chemical Co. Inc.                            46,000        97,306
Mitsui & Co. ADR                                             3,265       321,603
Mitsui Engineering & Shipbuilding Co. Ltd.                  67,000        84,256
Mitsui O.S.K. Lines Ltd.                                    34,000       103,352
Mitsui Trust Holdings Inc. (1)                              55,000       120,924
Mitsumi Electric Co. Ltd.                                    7,100   $    73,380
Namco Ltd.                                                   5,700        90,953
NEC Corp. ADR                                               23,721       119,554
Nichirei Corp.                                              42,000       146,558
Nikon Corp. (1)                                              7,000        57,656
Nippon Sanso Corp.                                          31,000        99,654
Nippon Telegraph & Telephone Corp. ADR                      15,712       311,098
Nishimatsu Construction Co. Ltd.                            49,000       166,496
Nissan Chemical Industries Ltd.                             18,000        96,240
Nissan Motor Co. Ltd. ADR                                   15,513       292,420
Nomura Holdings Inc.                                         4,000        50,768
NTT DoCoMo Inc.                                                137       296,648
Oki Electric Industry Co. Ltd. (1)                          37,000       106,000
Pioneer Corp. ADR                                            7,850       178,745
Q.P. Corp.                                                  22,500       177,639
Ricoh Corp. Ltd. ADR                                         2,589       216,829
Rohm Co. Ltd.                                                1,500       163,523
Sekisui Chemical Co. Ltd.                                   48,000       162,299
Seven-Eleven Japan Co. Ltd.                                  2,000        49,802
77 Bank Ltd. (The)                                          10,000        45,388
Showa Denko K.K. (1)                                        49,000        85,288
Softbank Corp.                                               3,300        62,523
Sony Corp. ADR                                               7,740       216,720
Sumitomo Metal Industries Ltd.                             169,000       116,819
Sumitomo Metal Mining Co. Ltd.                              11,000        42,140
Suruga Bank Ltd. (The)                                       8,000        46,038
Takeda Chemical Industries Ltd.                                500        18,447
Takuma Co. Ltd                                              25,000       121,591
Teikoku Oil Co. Ltd.                                        42,000       137,114
Toda Corp.                                                  50,000       107,433
Tokyo Electric Power Co. Inc. (The)                          3,000        57,339
Toyota Motor Corp.                                           1,000        25,900
Toyota Motor Corp. ADR                                       9,697       502,305
Ube Industries Ltd.                                         51,000        75,178
Yamazaki Baking Co. Ltd.                                    24,000       152,904
Yokogawa Electric Corp.                                     15,000       115,803
                                                                     -----------
                                                                      11,072,505
                                                                     -----------

NETHERLANDS (1.20%)
Abn Amro Holding NV ADR                                     42,781       816,689
Aegon NV ADR                                                22,161       222,496
Akzo Nobel NV ADR                                           12,353       329,207
ING Groep NV                                                 1,218        21,162
ING Groep NV ADR                                            15,416       270,242
Koninklijke Ahold NV ADR                                    30,081       251,778
Koninklijke KPN NV (1)                                       7,193        50,965
Koninklijke Philips Electronics
   NV NY Shares                                             22,377       427,624
Reed Elsevier NV ADR                                        22,113       525,184

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares      Value
                                                          -------   ------------
INTERNATIONAL COMMON STOCKS (Cont.)

NETHERLANDS (Cont.)
Royal Dutch Petroleum Co.                                  17,386   $    806,994
                                                                    ------------
                                                                       3,722,341
                                                                    ------------
NEW ZEALAND (0.06%)
Telecom Corp. of New Zealand Ltd. ADR                       7,975        194,271
                                                                    ------------

NORWAY (0.00%)
Gjensidige NOR ASA                                            418         14,622
                                                                    ------------

PANAMA (0.12%)
Carnival Corp.                                             11,870        385,894
                                                                    ------------

PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                           14,551        129,504
                                                                    ------------

SINGAPORE (0.19%)
Chartered Semiconductor
   Manufacturing Ltd. ADR (1)                               1,909          9,831
Neptune Orient Lines Ltd. (1)                             120,000        100,852
Parkway Holdings Ltd.                                     211,000         93,458
Singapore Exchange Ltd.                                   197,000        153,260
SMRT Corp. Ltd.                                           335,000        117,944
ST Assembly Test Services Ltd. (1)                         64,000         62,147
Venture Corp. Ltd.                                          6,000         54,855
                                                                    ------------
                                                                         592,347
                                                                    ------------

SPAIN (0.77%)
Banco Bilbao Vizcaya Argentaria
   SA ADR                                                  41,026        430,363
Banco Santander Central Hispano
   SA ADR                                                 101,283        893,316
Repsol YPF SA ADR                                          24,863        402,035
Telefonica SA                                               6,336         73,560
Telefonica SA ADR                                          17,784        614,793
                                                                    ------------
                                                                       2,414,067
                                                                    ------------

SWEDEN (0.19%)
ASSA Abloy AB Class B                                       1,056         10,224
Hennes & Mauritz AB Class B                                 1,098         25,238
Modern Times Group AB Class B (1)                             906         13,921
OM AB                                                       2,725         19,404
Svenska Cellulosa AB Class B                               10,768        367,903
Telefonaktiebolaget LM Ericsson AB ADR (1)                 10,924        116,122
Telefonaktiebolaget LM Ericsson AB Class B (1)             23,786         25,554
WM-Data AB Class B (1)                                      6,872         10,473
                                                                    ------------
                                                                         588,839
                                                                    ------------

SWITZERLAND (1.22%)
Adecco SA ADR                                              29,005        303,102
Centerpulse ADR                                             9,711   $    262,197
Credit Suisse Group                                         7,486        197,022
Kudelski SA - Bearer (1)                                    1,347         24,413
Nestle SA                                                   4,045        834,652
Novartis AG                                                29,463      1,165,861
Swiss Re                                                    2,422        134,193
UBS AG - Registered                                        12,436        691,781
Zurich Financial Services AG (1)                            1,341        159,884
                                                                    ------------
                                                                       3,773,105
                                                                    ------------
UNITED KINGDOM (3.82%)
ARM Holdings PLC (1)                                       22,819         25,229
AstraZeneca PLC ADR                                        22,275        908,152
BAE Systems PLC                                            13,711         32,241
Barclays PLC ADR (3)                                       29,055        869,326
BHP Billiton PLC                                           44,433        233,894
BP PLC                                                     84,389        585,217
BP PLC ADR                                                 22,914        962,846
British American Tobacco PLC                                3,780         42,883
British Sky Broadcasting PLC ADR (1)                        6,827        307,898
British Telecom PLC ADR                                    14,358        483,290
Cadbury Schweppes PLC ADR                                  28,624        692,128
Centrica PLC                                               15,000         43,502
Diageo PLC ADR                                             22,388        979,699
GlaxoSmithKline PLC ADR                                    35,085      1,422,346
Hanson PLC ADR                                             15,682        443,173
HBOS PLC                                                    8,823        114,218
Hong Kong & Shanghai Banking ADR                           10,802        638,506
HSBC Holdings PLC                                          60,201        711,279
International Power PLC (1)                                10,297         21,962
National Grid Transco PLC                                  10,120         68,635
Reuters Group PLC ADR                                       6,052        106,394
Royal Bank of Scotland Group PLC                           30,801        864,047
Scottish Power PLC                                          2,816         16,914
Shell Transport & Trading Co. PLC                          23,700        156,434
Tesco PLC                                                  10,624         38,437
Unilever PLC                                                4,892         38,950
Vodafone Group PLC ADR                                     62,167      1,221,582
                                                                    ------------
                                                                      12,029,182
                                                                    ------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $63,985,929)                                                   50,092,261
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $238,753,222)                                                 203,067,852
                                                                    ------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                       Shares or
                                                       principal
                                                         amount        Value
                                                      -----------   ------------
U.S. GOVERNMENT OBLIGATIONS (33.52%)

U.S. Treasury Bonds
    5.38%, 02/15/2031                                 $ 6,530,000   $  7,353,139
    8.00%, 11/15/2021                                   1,000,000      1,448,711
   10.38%, 11/15/2012                                   3,000,000      3,996,210

U.S. Treasury Notes
   1.50%, 02/28/2005                                      970,000        974,661
   1.63%, 01/31/2005                                      960,000        966,600
   1.63%, 04/30/2005                                    3,510,000      3,533,033
   1.88%, 09/30/2004                                    5,350,000      5,402,665
   2.00%, 05/15/2006                                    4,705,000      4,754,991
   2.25%, 07/31/2004                                    3,990,000      4,041,591
   3.25%, 08/15/2007                                    1,370,000      1,429,777
   3.88%, 02/15/2013                                      960,000        987,862
   4.00%, 11/15/2012                                    1,930,000      2,008,331
   4.38%, 05/15/2007                                    5,970,000      6,485,844
   4.63%, 05/15/2006                                    7,540,000      8,173,533
   4.75%, 11/15/2008                                    3,620,000      4,012,969
   4.88%, 02/15/2012                                    1,830,000      2,034,159
   5.00%, 02/15/2011                                    6,110,000      6,858,237
   5.00%, 08/15/2011                                    1,810,000      2,030,311
   5.63%, 05/15/2008                                    5,060,000      5,800,814
   5.88%, 11/15/2005                                    7,760,000      8,562,982
   6.00%, 08/15/2004                                    2,300,000      2,426,679
   6.50%, 05/15/2005                                    8,290,000      9,091,801
   6.50%, 02/15/2010                                    3,770,000      4,573,628
   6.75%, 05/15/2005                                    6,420,000      7,070,275
   7.88%, 11/15/2004                                    1,000,000      1,091,367
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $102,788,840)                                                 105,110,170
                                                                    ------------
SHORT TERM INSTRUMENTS (24.40%)
Barclays Global Investors Funds Institutional Money
   Market Fund, Institutional Shares (4)               44,653,996     44,653,996
Barclays Global Investors Funds Prime Money Market
   Fund, Institutional Shares (4)                      12,043,913     12,043,913
BlackRock Temp Cash Money Market Fund (4)                 607,365        607,365
Short Term Investment Co. - Liquid Assets Money
   Market Portfolio (4)                                 3,158,151      3,158,151
Short Term Investment Co. - Prime Money Market
   Portfolio, Institutional Shares (4)                  1,338,213      1,338,213
Abbey National Treasury Services PLC, Time Deposit,
   1.38%, 07/012003 (4)                               $   802,928        802,928
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                              $   669,006   $    669,006
Canadian Imperial Bank of Commerce, Floating Rate
   Note,
   1.07%, 10/30/2003 (4)                                  535,285        535,285
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                                  588,784        588,784
   1.31%, 05/24/2004 (4)                                1,338,079      1,338,079
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                1,338,012      1,338,012
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                                  669,106        669,106
HBOS Treasury Services PLC, Floating Rate Note,
   1.27%, 06/24/2004 (4)                                1,338,213      1,338,213
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                                  267,643        267,643
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                                  669,073        669,073
   1.22%, 04/13/2004 (4)                                  669,073        669,073
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                                  668,972        668,972
   1.08%, 03/29/2004 (4)                                  669,106        669,106
   1.29%, 05/04/2004 (4)                                  669,073        669,073
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                                1,338,146      1,338,146
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                                  669,106        669,106
   1.14%, 05/17/2004 (4)                                  802,928        802,928
                                                                    ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $76,507,887)                                                   76,507,887
                                                                    ------------

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                       Shares or
                                                       principal
                                                         amount       Value
                                                       ---------   ------------
REPURCHASE AGREEMENTS (0.30%)
Bank of America NA Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with an effective
   yield of 1.30%. (4)                                 $669,106    $    669,106
Merrill Lynch Government Securities Inc. Repurchase
   Agreement, dated 06/30/2003, due 07/01/2003,
   with an effective yield of 1.38%. (4)                267,643         267,643
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $936,749)                                                        936,749
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (122.98%)
(Cost $418,986,698)                                                 385,622,658

OTHER ASSETS, NET OF LIABILITIES (-22.98%)                          (72,057,708)
                                                                   ------------
NET ASSETS (100.00%)                                               $313,564,950
                                                                   ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------

COMMON STOCKS (75.90%)

U.S. COMMON STOCKS (57.33%)

ADVERTISING (0.13%)
Harte-Hanks Inc.                                              1,320   $   25,081
Interpublic Group of Companies Inc.                           3,501       46,843
Omnicom Group Inc.                                            1,363       97,727
                                                                      ----------
                                                                         169,651
                                                                      ----------
AEROSPACE/DEFENSE (0.78%)
Alliant Techsystems Inc. (1)                                    283       14,691
Boeing Co. (The)                                              6,608      226,787
General Dynamics Corp.                                        1,630      118,175
Goodrich (B.F.) Co.                                           1,107       23,247
L-3 Communications Holdings Inc. (1)                            482       20,962
Lockheed Martin Corp.                                         2,955      140,569
Northrop Grumman Corp.                                        1,323      114,162
Raytheon Co.                                                  3,127      102,691
Rockwell Collins Inc.                                         1,815       44,703
United Technologies Corp.                                     3,328      235,722
                                                                      ----------
                                                                       1,041,709
                                                                      ----------
AIRLINES (0.11%)
AMR Corp. (1)                                                 1,274       14,014
Continental Airlines Inc. Class B (1)                           486        7,275
Delta Air Lines Inc.                                          1,828       26,835
Northwest Airlines Corp. (1)                                  1,001       11,301
Southwest Airlines Co.                                        4,697       80,788
                                                                      ----------
                                                                         140,213
                                                                      ----------
APPAREL (0.18%)
Jones Apparel Group Inc. (1)                                  1,246       36,458
Liz Claiborne Inc.                                            1,436       50,619
Nike Inc. Class B                                             2,254      120,566
VF Corp.                                                      1,083       36,790
                                                                      ----------
                                                                         244,433
                                                                      ----------
AUTO MANUFACTURERS (0.29%)
Ford Motor Company                                           13,253      145,650
General Motors Corp.                                          3,972      142,992
Navistar International Corp. (1)                              1,106       36,089
PACCAR Inc.                                                     977       66,006
                                                                      ----------
                                                                         390,737
                                                                      ----------
AUTO PARTS & EQUIPMENT (0.08%)
Dana Corp.                                                    1,629       18,831
Delphi Corp.                                                  4,186       36,125
Goodyear Tire & Rubber Co (The)                               2,652       13,923
Lear Corp. (1)                                                  374       17,211
Visteon Corp.                                                 3,065       21,057
                                                                      ----------
                                                                         107,147
                                                                      ----------
BANKS (4.62%)
AmSouth Bancorp                                               3,431   $   74,933
Associated Bancorp                                            1,388       51,189
Bank of America Corp.                                        10,038      793,303
Bank of Hawaii Corp. (a)                                      1,383       45,846
Bank of New York Co. Inc. (The)                               4,966      142,773
Bank One Corp.                                                7,276      270,522
Banknorth Group Inc.                                          1,030       26,286
BB&T Corp.                                                    3,035      104,100
Century Bancorp Inc. Class A                                  1,609       47,916
Charter One Financial Inc.                                    1,778       55,438
Citizens Banking Corp.                                        1,700       45,509
City National Corp.                                             625       27,850
Comerica Inc.                                                 1,610       74,865
Commerce Bancorp Inc.                                           817       30,311
Commerce Bancshares Inc.                                      1,368       53,284
Compass Bancshares Inc.                                       1,491       52,081
Eastern Virginia Bankshares                                   1,460       33,507
Fifth Third Bancorp                                           4,210      241,401
First Citizens Banc Corp.                                     1,399       36,304
First State Bancorp                                           1,606       44,181
First Tennessee National Corp.                                  993       43,603
First Virginia Banks Inc.                                     1,308       56,401
FleetBoston Financial Corp.                                   7,871      233,847
Golden West Financial Corp.                                     912       72,969
GreenPoint Financial Corp.                                      562       28,628
Heartland Financial USA Inc.                                     42        1,352
Hibernia Corp. Class A                                        1,646       29,891
Hudson United Bancorp                                         2,000       68,300
Huntington Bancshares Inc.                                    2,058       40,172
KeyCorp                                                       2,953       74,622
M&T Bank Corp.                                                  884       74,450
Marshall & Ilsley Corp.                                       1,933       59,111
Mellon Financial Corp.                                        2,281       63,298
Mercantile Bankshares Corp.                                   1,219       48,004
Nara Bancorp Inc.                                             2,216       42,104
National City Corp.                                           4,425      144,742
National Commerce Financial Corp.                             2,695       59,802
New York Community Bancorp Inc.                               2,803       81,539
North Fork Bancorp Inc.                                       1,406       47,888
Northern Trust Corp.                                          1,350       56,416
Old Point Financial Corp.                                       491       14,391
PNC Financial Services Group                                  1,820       88,834
Popular Inc.                                                    957       36,931
Regions Financial Corp.                                       1,892       63,912
Sky Financial Group Inc.                                      2,008       43,614
SouthTrust Corp.                                              2,916       79,315
Sovereign Bancorp Inc.                                        1,825       28,561
State Street Corp.                                            2,408       94,875
SunTrust Banks Inc.                                           2,138      126,869
Synovus Financial Corp.                                       1,821       39,152
TCF Financial Corp.                                             743       29,601
Trustmark Corp.                                               1,344       34,232
U.S. Bancorp                                                 13,714      335,993

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
UCBH Holdings Inc.                                            3,839   $  110,103
Union Planters Corp.                                          1,046       32,457
UnionBanCal Corp.                                               670       27,718
Valley National Bancorp                                       2,416       63,662
Wachovia Corp.                                                8,763      350,169
Washington Federal Inc.                                       2,879       66,591
Washington Mutual Inc.                                        5,876      242,679
Wells Fargo & Company                                        11,701      589,730
Wilmington Trust Corp.                                        1,088       31,933
Zions Bancorporation                                            939       47,523
                                                                      ----------
                                                                       6,157,583
                                                                      ----------
BEVERAGES (1.32%)
Anheuser-Busch Companies Inc.                                 4,735      241,722
Brown-Forman Corp. Class B                                      755       59,358
Coca-Cola Co. (The)                                          17,457      810,179
Coca-Cola Enterprises Inc.                                    3,770       68,425
Coors (Adolf) Company Class B                                   287       14,057
Pepsi Bottling Group Inc.                                     1,843       36,897
PepsiAmericas Inc.                                              797       10,010
PepsiCo Inc.                                                 11,716      521,362
                                                                      ----------
                                                                       1,762,010
                                                                      ----------
BIOTECHNOLOGY (0.79%)
Amgen Inc. (1)                                                9,223      612,776
Applera Corp. - Celera Genomics Group (1)                     1,576       16,264
Biogen Inc. (1)                                               1,101       41,838
Cephalon Inc. (1)                                               506       20,827
Chiron Corp. (1)                                              1,477       64,574
CuraGen Corp. (1)                                             1,146        6,360
Genentech Inc. (1)                                            1,734      125,056
Genzyme Corp. - General Division. (1)                         1,667       69,681
IDEC Pharmaceuticals Corp. (1)                                1,041       35,394
Millennium Pharmaceuticals Inc. (1)                           3,438       54,080
                                                                      ----------
                                                                       1,046,850
                                                                      ----------
BUILDING MATERIALS (0.12%)
American Standard Companies Inc. (1)                            508       37,556
Masco Corp.                                                   3,690       88,006
Vulcan Materials Co.                                            910       33,734
                                                                      ----------
                                                                         159,296
                                                                      ----------
CHEMICALS (0.81%)
Air Products & Chemicals Inc.                                 1,500       62,400
Ashland Inc.                                                    478       14,665
Cabot Corp.                                                     809       23,218
Cabot Microelectronics Corp. (1)                                506       25,538
Crompton Corp.                                                1,379        9,722
Dow Chemical Co. (The)                                        7,061      218,609
Du Pont (E.I.) de Nemours and Co.                             7,001      291,522
Eastman Chemical Co.                                            522   $   16,532
Engelhard Corp.                                               1,064       26,355
IMC Global Inc.                                               1,055        7,079
Lubrizol Corp.                                                  831       25,753
Lyondell Chemical Co.                                         1,089       14,734
Millennium Chemicals Inc.                                       895        8,511
Monsanto Co.                                                  1,786       38,649
Olin Corp.                                                    1,597       27,309
PPG Industries Inc.                                           1,029       52,211
Praxair Inc.                                                    871       52,347
Rohm & Haas Co.                                               1,770       54,923
Sherwin-Williams Co. (The)                                    1,202       32,310
Sigma-Aldrich Corp.                                             741       40,147
Valspar Corp. (The)                                             927       39,138
                                                                      ----------
                                                                       1,081,672
                                                                      ----------
COAL (0.01%)
Massey Energy Co.                                               573        7,535
                                                                      ----------
COMMERCIAL SERVICES (1.09%)
Actuant Corp. Class A. (1)                                      726       34,354
Apollo Group Inc. Class A. (1)                                1,457       89,984
Arbitron Inc. (1)                                               775       27,667
Block (H & R) Inc.                                            1,518       65,653
Career Education Corp. (1)                                      562       38,452
Caremark Rx Inc. (1)                                          2,138       54,904
Cendant Corp. (1)                                             7,772      142,383
Concord EFS Inc. (1)                                          3,992       58,762
Convergys Corp. (1)                                           1,507       24,112
Deluxe Corp.                                                    877       39,290
Donnelley (R.R.) & Sons Co.                                   1,257       32,858
Dun & Bradstreet Corp. (1)                                      981       40,319
Ecolab Inc.                                                   1,978       50,637
Equifax Inc.                                                  1,389       36,114
First Health Group Corp. (1)                                  1,414       39,026
Hudson Highland Group Inc. (1)                                  112        2,129
InterActiveCorp. (1)                                          2,470       97,738
iPayment Holdings Inc. (1)                                       98        2,339
Iron Mountain Inc. (1)                                          847       31,415
Landauer Inc.                                                   901       37,689
Manpower Inc.                                                   988       36,645
McKesson Corp.                                                2,365       84,525
Monster Worldwide Inc. (1)                                    1,500       29,595
Moody's Corp.                                                 1,025       54,028
MPS Group Inc. (1)                                            1,184        8,146
Paychex Inc.                                                  2,375       69,611
Petroleum Helicopters Inc. (1)                                1,032       32,560
Quintiles Transnational Corp. (1)                             1,523       21,611
Rent-A-Center Inc. (1)                                          715       54,204
Robert Half International Inc. (1)                            1,884       35,683
ServiceMaster Co. (The)                                       2,527       27,039
Valassis Communications Inc. (1)                                788       20,267

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Viad Corp.                                                    1,512   $   33,854
                                                                      ----------
                                                                       1,453,593
                                                                      ----------
COMPUTERS (3.18%)
Affiliated Computer Services Inc.
   Class A. (1)                                                 692       31,645
Apple Computer Inc. (1)                                       3,046       58,240
Brocade Communications Systems Inc. (1)                       2,788       16,421
Ceridian Corp. (1)                                            1,531       25,981
Cisco Systems Inc. (1)                                       49,501      826,172
Computer Sciences Corp. (1)                                   1,335       50,890
Dell Computer Corp. (1)                                      18,106      578,668
Diebold Inc.                                                    693       29,972
DST Systems Inc. (1)                                            819       31,122
Echelon Corp. (1)                                             1,392       19,168
Electronic Data Systems Corp.                                 3,348       71,815
Electronics For Imaging Inc. (1)                              1,077       21,852
EMC Corp. (1)                                                15,753      164,934
Enterasys Networks Inc. (1)                                   3,377       10,232
FactSet Research Systems Inc.                                   829       36,517
Fair Isaac Corp.                                                520       26,754
Gateway Inc. (1)                                              2,019        7,369
Hewlett-Packard Co.                                          22,208      473,030
International Business Machines Corp.                        12,269    1,012,192
Internet Security Systems Inc. (1)                              830       12,027
Juniper Networks Inc. (1)                                     3,334       41,242
Lexmark International Inc. (1)                                  999       70,699
Maxtor Corp. (1)                                              1,755       13,180
McDATA Corp. Class A. (1)                                       787       11,545
Mentor Graphics Corp. (1)                                     1,504       21,778
Mindspeed Technologies Inc. (1)                               3,449        9,312
NCR Corp. (1)                                                   814       20,855
Network Appliance Inc. (1)                                    2,864       46,425
Palm Inc. (1)                                                 1,683       27,382
Quantum Corp. (1)                                             1,386        5,613
RSA Security Inc. (1)                                           545        5,859
SanDisk Corp. (1)                                             1,699       68,555
Seagate Technology Inc. (2)                                   2,893           --
Storage Technology Corp. (1)                                  1,077       27,722
Sun Microsystems Inc. (1)                                    22,723      104,526
SunGard Data Systems Inc. (1)                                 2,364       61,251
Synopsys Inc. (1)                                               699       43,233
3Com Corp. (1)                                                3,048       14,265
Unisys Corp. (1)                                              1,914       23,504
VeriSign Inc. (1)                                             1,825       25,240
Veritas Software Corp. (1)                                    2,953       84,663
                                                                      ----------
                                                                       4,231,850
                                                                      ----------
COSMETICS / PERSONAL CARE (1.21%)
Alberto-Culver Co. Class B                                      828       42,311
Avon Products Inc.                                            1,884      117,185
Colgate-Palmolive Co.                                         3,780   $  219,051
Estee Lauder Companies Inc. Class A                             728       24,410
Gillette Co. (The)                                            7,032      224,040
International Flavors & Fragrances Inc.                         921       29,408
Kimberly-Clark Corp.                                          3,466      180,717
Procter & Gamble Co.                                          8,751      780,414
                                                                      ----------
                                                                       1,617,536
                                                                      ----------
DISTRIBUTION / WHOLESALE (0.20%)
CDW Corp. (1)                                                   521       23,862
Costco Wholesale Corp. (1)                                    3,323      121,622
Fastenal Co.                                                    818       27,763
Genuine Parts Co.                                             1,475       47,215
Grainger (W.W.) Inc.                                            797       37,268
Tech Data Corp. (1)                                             437       11,672
                                                                      ----------
                                                                         269,402
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES (4.83%)
American Express Co.                                          9,429      394,226
American International Group Inc.                            18,910    1,043,454
AmeriCredit Corp. (1)                                         1,587       13,569
Bear Stearns Companies Inc. (The)                               670       48,521
Capital One Financial Corp.                                   1,939       95,360
CIT Group Inc.                                                1,474       36,334
Citigroup Inc.                                               37,341    1,598,195
Citigroup Inc. Warrants (Expires 12/31/2050) (1)                900          918
Countrywide Financial Corp.                                   1,065       74,092
Edwards (A.G.) Inc.                                           1,527       52,223
Fannie Mae                                                    6,784      457,513
Federal Agricultural Mortgage Corp. (1)                       1,118       24,987
Federated Investors Inc. Class B                              1,300       35,646
Financial Federal Corp. (1)                                     903       22,033
Franklin Resources Inc.                                       2,637      103,028
Freddie Mac                                                   4,748      241,056
Gabelli Asset Management Inc. Class A (1)                     1,457       52,598
Goldman Sachs Group Inc. (The)                                3,144      263,310
Janus Capital Group Inc.                                      2,980       48,872
JP Morgan Chase & Co.                                        14,925      510,136
Legg Mason Inc.                                                 728       47,284
Lehman Brothers Holdings Inc.                                 1,869      124,251
MBNA Corp.                                                    8,931      186,122
Merrill Lynch & Co. Inc.                                      6,613      308,695
Morgan Stanley                                                7,428      317,547
Neuberger Berman Inc.                                           958       38,234
Providian Financial Corp. (1)                                 2,006       18,576
Schwab (Charles) Corp. (The)                                  9,519       96,047
SLM Corp.                                                     3,072      120,330
T. Rowe Price Group Inc.                                      1,553       58,626
                                                                      ----------
                                                                       6,431,783
                                                                      ----------

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

ELECTRIC (1.54%)
AES Corp. (The) (1)                                           3,979   $   25,267
Ameren Corp.                                                  1,042       45,952
American Electric Power Co. Inc.                              2,676       79,825
Calpine Corp. (1)                                             2,946       19,444
CenterPoint Energy Inc.                                       2,983       24,311
Cinergy Corp.                                                 1,815       66,774
Consolidated Edison Inc.                                      1,335       57,779
Constellation Energy Group Inc.                               1,802       61,809
Dominion Resources Inc.                                       2,365      151,999
DTE Energy Co.                                                1,312       50,696
Duke Energy Corp.                                             6,989      139,431
Edison International (1)                                      3,010       49,454
Energy East Corp.                                             1,011       20,988
Entergy Corp.                                                 1,583       83,551
Exelon Corp.                                                  2,512      150,243
FirstEnergy Corp.                                             2,346       90,204
FPL Group Inc.                                                1,242       83,028
Hawaiian Electric Industries Inc.                             1,106       50,710
NiSource Inc.                                                 1,782       33,858
Northeast Utilities                                           3,738       62,574
NSTAR                                                         1,593       72,561
Pepco Holdings Inc.                                           1,075       20,597
PG&E Corp. (1)                                                3,226       68,230
Pinnacle West Capital Corp.                                     519       19,437
PPL Corp.                                                     1,715       73,745
Progress Energy Inc.                                          1,625       71,337
Public Service Enterprise Group Inc.                          1,584       66,924
Reliant Resources Inc. (1)                                    2,352       14,418
SCANA Corp.                                                     734       25,162
Southern Company                                              5,061      157,701
Texas Genco Holdings Inc.                                       149        3,464
TXU Corp.                                                     1,956       43,912
Wisconsin Energy Corp.                                          808       23,432
Xcel Energy Inc.                                              3,000       45,120
                                                                      ----------
                                                                       2,053,937
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.07%)
American Power Conversion Corp. (1)                           1,623       25,303
Hubbell Inc. Class B                                            909       30,088
Molex Inc.                                                    1,552       41,888
                                                                      ----------
                                                                          97,279
                                                                      ----------
ELECTRONICS (0.43%)
Agilent Technologies Inc. (1)                                 3,487       68,171
Applera Corp. - Applied Biosystems Group                      2,328       44,302
Arrow Electronics Inc. (1)                                    1,045       15,926
Avnet Inc. (1)                                                  973       12,338
AVX Corp.                                                     1,680       18,463
Cymer Inc. (1)                                                  583       18,399
Jabil Circuit Inc. (1)                                        2,008       44,377
Johnson Controls Inc.                                           639       54,698
Millipore Corp. (1)                                             712   $   31,591
Parker Hannifin Corp.                                           820       34,432
PerkinElmer Inc.                                                768       10,606
Sanmina-SCI Corp. (1)                                         3,910       24,672
Solectron Corp. (1)                                           4,669       17,462
Symbol Technologies Inc.                                      2,262       29,429
Tektronix Inc. (1)                                            1,144       24,710
Thermo Electron Corp. (1)                                     1,602       33,674
Thomas & Betts Corp. (1)                                        525        7,586
Varian Inc. (1)                                                 844       29,261
Vishay Intertechnology Inc. (1)                               1,410       18,612
Waters Corp. (1)                                                957       27,877
                                                                      ----------
                                                                         566,586
                                                                      ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                                     781       26,273
                                                                      ----------
ENTERTAINMENT (0.12%)
Dover Motorsports Inc.                                        9,600       39,360
Expedia Inc. (1)                                                372       28,413
International Game Technology Inc. (1)                          683       69,891
Macrovision Corp. (1)                                         1,223       24,362
                                                                      ----------
                                                                         162,026
                                                                      ----------
ENVIRONMENTAL CONTROL (0.09%)
Republic Services Inc. (1)                                    1,080       24,484
Waste Management Inc.                                         3,919       94,409
                                                                      ----------
                                                                         118,893
                                                                      ----------
FOOD (1.09%)
Albertson's Inc.                                              2,300       44,160
Archer-Daniels-Midland Co.                                    4,670       60,103
Arden Group Inc. Class A (1)                                    200       11,800
Campbell Soup Co.                                             2,618       64,141
ConAgra Foods Inc.                                            3,726       87,934
Dean Foods Co. (1)                                            1,560       49,140
Del Monte Foods Co. (1)                                         972        8,592
General Mills Inc.                                            2,220      105,250
Heinz (H.J.) Co.                                              2,997       98,841
Hershey Foods Corp.                                             766       53,360
Hormel Foods Corp.                                              728       17,254
Kellogg Co.                                                   2,791       95,927
Kraft Foods Inc.                                              1,809       58,883
Kroger Co. (1)                                                5,143       85,785
McCormick & Co. Inc.                                          1,380       37,536
Safeway Inc. (1)                                              4,265       87,262
Sara Lee Corp.                                                5,550      104,395
Smithfield Foods Inc. (1)                                     1,814       41,577
Smucker (J.M.) Co. (The)                                        561       22,378
SUPERVALU Inc.                                                1,104       23,537
Sysco Corp.                                                   4,416      132,657
Tyson Foods Inc. Class A                                      3,571       37,924

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

FOOD (Cont.)
Whole Foods Market Inc. (1)                                     445   $   21,151
Winn-Dixie Stores Inc.                                        1,163       14,317
Wrigley (William Jr.) Co.                                     1,502       84,457
                                                                      ----------
                                                                       1,448,361
                                                                      ----------
FOREST PRODUCTS & PAPER (0.30%)
Boise Cascade Corp.                                             751       17,949
Bowater Inc.                                                    534       19,998
Georgia-Pacific Corp.                                         3,210       60,830
International Paper Co.                                       3,556      127,056
MeadWestvaco Corp.                                            1,432       35,370
Plum Creek Timber Co. Inc.                                    1,006       26,106
Temple-Inland Inc.                                              974       41,794
Weyerhaeuser Co.                                              1,397       75,438
                                                                      ----------
                                                                         404,541
                                                                      ----------
GAS (0.11%)
KeySpan Corp.                                                 1,471       52,147
Nicor Inc.                                                    1,366       50,692
Sempra Energy                                                 1,553       44,307
                                                                      ----------
                                                                         147,146
                                                                      ----------
HAND / MACHINE TOOLS (0.17%)
Black & Decker Corp.                                            617       26,809
Emerson Electric Co.                                          2,941      150,285
SPX Corp. (1)                                                   636       28,022
Stanley Works (The)                                           1,002       27,655
                                                                      ----------
                                                                         232,771
                                                                      ----------
HEALTH CARE (2.70%)
Aetna Inc.                                                      864       52,013
AMERIGROUP Corp. (1)                                            164        6,101
Anthem Inc. (1)                                               1,116       86,099
Apogent Technologies Inc. (1)                                 1,095       21,900
Apria Healthcare Group Inc. (1)                                 295        7,340
Bard (C.R.) Inc.                                                535       38,151
Bausch & Lomb Inc.                                              719       26,962
Baxter International Inc.                                     4,338      112,788
Beckman Coulter Inc.                                            750       30,480
Becton, Dickinson & Co.                                       1,798       69,852
Biomet Inc.                                                   2,026       58,065
Boston Scientific Corp. (1)                                   3,139      191,793
Cerner Corp. (1)                                                795       18,245
Covance Inc. (1)                                                517        9,358
Express Scripts Inc. (1)                                        314       21,452
Guidant Corp.                                                 2,314      102,718
HCA Inc.                                                      3,232      103,553
Health Management Associates Inc. Class A                     2,282       42,103
Health Net Inc. (1)                                           1,540       50,743
IDEXX Laboratories Inc. (1)                                   1,024       34,345
Johnson & Johnson                                            20,953   $1,083,270
Laboratory Corp. of America Holdings (1)                        774       23,336
Lincare Holdings Inc. (1)                                     1,264       39,829
Matria Healthcare Inc. (1)                                    2,470       43,595
Medtronic Inc.                                                9,013      432,354
Micro Therapeutics Inc. (1)                                   3,778       16,019
Mid Atlantic Medical Services Inc. (1)                          275       14,382
Oxford Health Plans Inc. (1)                                    959       40,307
PacifiCare Health Systems Inc. (1)                              809       39,908
Pediatrix Medical Group Inc. (1)                                106        3,779
Quest Diagnostics Inc. (1)                                      716       45,681
Renal Care Group Inc. (1)                                       933       32,851
St. Jude Medical Inc. (1)                                     1,165       66,987
Steris Corp. (1)                                              1,145       26,438
Stryker Corp.                                                 1,391       96,494
Tenet Healthcare Corp. (1)                                    3,181       37,059
UnitedHealth Group Inc.                                       4,062      204,115
Universal Health Services Inc. Class B (1)                      519       20,563
Varian Medical Systems Inc. (1)                                 637       36,672
Viasys Healthcare Inc. (1)                                      590       12,213
Vital Images Inc. (1)                                         2,386       44,093
WellPoint Health Networks Inc. (1)                              950       80,085
Zimmer Holdings Inc. (1)                                      1,492       67,215
                                                                      ----------
                                                                       3,591,306
                                                                      ----------
HOME BUILDERS (0.19%)
Centex Corp.                                                    622       48,385
Clayton Homes Inc.                                            1,189       14,922
D.R. Horton Inc.                                              1,200       33,720
KB Home                                                         744       46,113
Lennar Corp. Class A                                            598       42,757
Lennar Corp. Class B                                             59        4,053
NVR Inc. (1)                                                     72       29,592
Pulte Homes Inc.                                                603       37,181
                                                                      ----------
                                                                         256,723
                                                                      ----------
HOME FURNISHINGS (0.16%)
Ethan Allen Interiors Inc.                                      871       30,624
Harman International Industries Inc.                            392       31,023
Hooker Furniture Corp.                                        1,119       27,673
Leggett & Platt Inc.                                          1,920       39,360
Maytag Corp.                                                    849       20,733
Whirlpool Corp.                                               1,032       65,738
                                                                      ----------
                                                                         215,151
                                                                      ----------
HOUSEHOLD PRODUCTS / WARES (0.21%)
American Greetings Corp. Class A (1)                          1,269       24,923
Avery Dennison Corp.                                            859       43,122
Clorox Co.                                                    1,472       62,781
Dial Corp. (The)                                              1,667       32,423

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

HOUSEHOLD PRODUCTS / WARES (Cont.)
Fortune Brands Inc.                                           1,053   $   54,967
Newell Rubbermaid Inc.                                        2,043       57,204
                                                                      ----------
                                                                         275,420
                                                                      ----------
INSURANCE (1.80%)
ACE Ltd.                                                      2,438       83,599
AFLAC Inc.                                                    4,076      125,337
Allmerica Financial Corp. (1)                                   819       14,734
Allstate Corp. (The)                                          4,986      177,751
Ambac Financial Group Inc.                                      677       44,851
American Financial Group Inc.                                   792       18,058
American National Insurance Co.                                 169       14,600
AON Corp.                                                     1,871       45,054
Chubb Corp.                                                   1,399       83,940
CIGNA Corp.                                                     972       45,626
Cincinnati Financial Corp.                                    1,483       55,004
Fidelity National Financial Inc.                                837       25,746
Hancock (John) Financial Services Inc.                        2,300       70,679
Hartford Financial Services Group Inc.                        1,848       93,065
Jefferson-Pilot Corp.                                           547       22,679
Lincoln National Corp.                                          937       33,385
Loews Corp.                                                   1,211       57,268
Markel Corp. (1)                                                169       43,264
Marsh & McLennan Companies Inc.                               3,575      182,575
MBIA Inc.                                                       914       44,558
Mercury General Corp.                                           387       17,667
MetLife Inc.                                                  5,440      154,061
MGIC Investment Corp.                                           714       33,301
MONY Group Inc. (The)                                           946       25,495
Old Republic International Corp.                              1,194       40,918
PMI Group Inc. (The)                                            896       24,049
Principal Financial Group Inc.                                2,700       87,075
Progressive Corp. (The)                                       1,721      125,805
Protective Life Corp.                                         1,066       28,516
Prudential Financial Inc.                                     3,972      133,658
Radian Group Inc.                                               692       25,362
SAFECO Corp.                                                  1,296       45,723
St. Paul Companies Inc.                                       1,376       50,238
Torchmark Corp.                                                 794       29,577
Transatlantic Holdings Inc.                                     165       11,410
Travelers Property Casualty Corp. Class B                     8,249      130,087
21st Century Insurance Group                                    577        8,251
Unitrin Inc.                                                    904       24,516
UNUMProvident Corp.                                           1,866       25,023
XL Capital Ltd. Class A                                       1,192       98,936
                                                                      ----------
                                                                       2,401,441
                                                                      ----------
IRON / STEEL (0.07%)
Allegheny Technologies Inc.                                     806        5,320
Nucor Corp.                                                     545       26,623
Schnitzer Steel Industries Inc. Class A                       1,319   $   58,194
                                                                      ----------
                                                                          90,137
                                                                      ----------
LEISURE TIME (0.15%)
Brunswick Corp.                                               1,445       36,154
Callaway Golf Co.                                               992       13,114
Harley-Davidson Inc.                                          2,362       94,149
Polaris Industries Inc.                                         334       20,508
Sabre Holdings Corp.                                          1,245       30,689
                                                                      ----------
                                                                         194,614
                                                                      ----------
LODGING (0.20%)
Harrah's Entertainment Inc. (1)                                 970       39,033
Hilton Hotels Corp.                                           2,863       36,618
Mandalay Resort Group                                           549       17,486
Marriott International Inc. Class A                           1,828       70,232
MGM Grand Inc. (1)                                              961       32,847
Park Place Entertainment Corp. (1)                            1,659       15,080
Starwood Hotels & Resorts Worldwide Inc.                      1,914       54,721
                                                                      ----------
                                                                         266,017
                                                                      ----------
MACHINERY (0.33%)
Caterpillar Inc.                                              2,504      139,373
Cognex Corp. (1)                                                565       12,628
Deere & Co.                                                   1,577       72,069
Dover Corp.                                                   1,512       45,300
Imation Corp.                                                   660       24,961
Ingersoll-Rand Co. Class A                                    1,879       88,914
Robbins & Myers Inc.                                          1,401       25,919
Rockwell Automation Inc.                                      1,515       36,118
                                                                      ----------
                                                                         445,282
                                                                      ----------
MANUFACTURERS (2.61%)
Cooper Industries Ltd.                                        1,494       61,702
Crane Co.                                                       886       20,050
Danaher Corp.                                                 1,139       77,509
Eastman Kodak Co.                                             2,600       71,110
Eaton Corp.                                                     662       52,040
General Electric Co.                                         71,541    2,051,796
Harsco Corp.                                                  1,070       38,574
Honeywell International Inc.                                  6,415      172,243
Illinois Tool Works Inc.                                      2,411      158,764
ITT Industries Inc.                                             819       53,612
Jacuzzi Brands Inc. (1)                                       1,030        5,449
Pall Corp.                                                    1,542       34,695
Pentair Inc.                                                    900       35,154
Textron Inc.                                                  1,049       40,932
3M Co.                                                        2,588      333,800
Tyco International Ltd.                                      14,291      271,243
                                                                      ----------
                                                                       3,478,673
                                                                      ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

MEDIA (2.58%)
AOL Time Warner Inc. (1)                                     33,221   $  534,526
Beasley Broadcast Group Inc. Class A (1)                      1,000       13,680
Belo (A.H.) Corp.                                             1,801       40,270
Cablevision Systems Corp. (1)                                 1,400       29,064
Clear Channel Communications Inc. (1)                         4,380      185,668
Comcast Corp. Class A (1)                                    25,822      779,308
Dow Jones & Co. Inc.                                          1,307       56,240
Fox Entertainment Group Inc. Class A (1)                        895       25,758
Gannett Co. Inc.                                              1,698      130,423
Gemstar-TV Guide International Inc. (1)                       1,884        9,590
Hearst-Argyle Television Inc. (1)                               867       22,455
Hispanic Broadcasting Corp. (1)                               1,182       30,082
Hollinger International Inc.                                  3,150       33,926
Knight Ridder Inc.                                              617       42,530
Liberty Media Corp. Class A (1)                              20,200      233,512
McGraw-Hill Companies Inc. (The)                              1,152       71,424
Meredith Corp.                                                  861       37,884
New York Times Co. Class A                                    1,006       45,773
Readers Digest Association Inc. (The)                           751       10,123
Scripps (E.W.) Co. Class A                                      252       22,357
Tribune Co.                                                   2,391      115,485
UnitedGlobalCom Inc. Class A (1)                                803        4,152
Univision Communications Inc. Class A (1)                     1,677       50,981
Viacom Inc. Class B (1)                                      13,108      572,295
Walt Disney Co. (The)                                        13,869      273,913
Washington Post Company (The) Class B                            52       38,111
Westwood One Inc. (1)                                         1,003       34,032
                                                                      ----------
                                                                       3,443,562
                                                                      ----------
MINING (0.21%)
Alcoa Inc.                                                    5,763      146,957
Newmont Mining Corp.                                          3,291      106,826
Phelps Dodge Corp. (1)                                          770       29,522
                                                                      ----------
                                                                         283,305
                                                                      ----------

OFFICE / BUSINESS EQUIPMENT (0.18%)
Herman Miller Inc.                                            1,334       26,960
HON Industries Inc.                                           1,589       48,465
Imagistics International Inc. (1)                               857       22,111
Pitney Bowes Inc.                                             2,282       87,652
Xerox Corp. (1)                                               4,675       49,508
                                                                      ----------
                                                                         234,696
                                                                      ----------

OIL & GAS PRODUCERS (3.04%)
Amerada Hess Corp.                                              686       33,737
Anadarko Petroleum Corp.                                      1,926       85,649
Apache Corp.                                                  1,037       67,467
Burlington Resources Inc.                                     1,346       72,778
Chesapeake Utilities Corp.                                    2,741   $   61,947
ChevronTexaco Corp.                                           7,804      563,449
ConocoPhillips                                                5,111      280,083
Devon Energy Corp.                                            2,041      108,989
Diamond Offshore Drilling Inc.                                  987       20,717
ENSCO International Inc.                                      1,754       47,183
EOG Resources Inc.                                            1,071       44,811
Equitable Resources Inc.                                      1,336       54,429
Exxon Mobil Corp.                                            49,162    1,765,407
Houston Exploration Co. (1)                                     440       15,268
Kerr-McGee Corp.                                                639       28,627
Kinder Morgan Inc.                                            1,330       72,685
Marathon Oil Corp.                                            1,891       49,828
Murphy Oil Corp.                                              1,036       54,494
Nabors Industries Ltd. (1)                                    1,515       59,918
Noble Corp. (1)                                               1,484       50,901
Noble Energy Inc.                                               639       24,154
Occidental Petroleum Corp.                                    2,814       94,410
Patina Oil & Gas Corp.                                          443       14,242
Penn Virginia Corp.                                           1,200       51,600
Pioneer Natural Resources Co. (1)                               788       20,567
Plains Exploration & Production Co. (1)                       1,900       20,539
Plains Resource Inc. (1)                                      1,900       26,885
Rowan Companies Inc. (1)                                      1,398       31,315
Sunoco Inc.                                                     862       32,532
Transocean Inc. (1)                                           4,025       88,429
Unocal Corp.                                                  1,784       51,183
Valero Energy Corp.                                             993       36,076
XTO Energy Inc.                                               1,070       21,518
                                                                      ----------
                                                                       4,051,817
                                                                      ----------
OIL & GAS SERVICES (0.37%)
Baker Hughes Inc.                                             1,975       66,301
BJ Services Co. (1)                                           1,406       52,528
Cooper Cameron Corp. (1)                                        491       24,737
Grant Prideco Inc. (1)                                        1,147       13,477
Halliburton Co.                                               2,687       61,801
Patterson-UTI Energy Inc. (1)                                 1,291       41,828
Schlumberger Ltd.                                             3,526      167,732
Smith International Inc. (1)                                  1,240       45,558
Varco International Inc. (1)                                    889       17,424
                                                                      ----------
                                                                         491,386
                                                                      ----------

PACKAGING & CONTAINERS (0.12%)
Ball Corp.                                                      634       28,853
Bemis Co.                                                       754       35,287
Pactiv Corp. (1)                                              1,261       24,854
Sealed Air Corp. (1)                                            701       33,410
Smurfit-Stone Container Corp. (1)                             1,532       19,962
Sonoco Products Co.                                             896       21,522
                                                                      ----------
                                                                         163,888
                                                                      ----------

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

PHARMACEUTICALS (4.60%)
Abbott Laboratories                                          11,199   $  490,068
Abgenix Inc. (1)                                              2,346       24,610
Advanced Medical Optics Inc. (1)                                220        3,751
Allergan Inc.                                                   880       67,848
AmerisourceBergen Corp.                                         767       53,191
Bone Care International Inc. (1)                              3,700       51,430
Bristol-Myers Squibb Co.                                     13,823      375,294
Cardinal Health Inc.                                          3,351      215,469
Celgene Corp. (1)                                               933       28,363
DENTSPLY International Inc.                                   1,170       47,853
Discovery Laboratories Inc. (1)                               7,443       47,784
Forest Laboratories Inc. (1)                                  2,829      154,888
Gilead Sciences Inc. (1)                                      1,463       81,314
ICN Pharmaceuticals Inc.                                      1,562       26,179
IVAX Corp. (1)                                                1,396       24,919
King Pharmaceuticals Inc. (1)                                 2,148       31,704
Lilly (Eli) & Co.                                             8,081      557,347
Medicis Pharmaceutical Corp. Class A                            261       14,799
MedImmune Inc. (1)                                            1,908       69,394
Merck & Co. Inc.                                             16,069      972,978
Mylan Laboratories Inc.                                       1,731       60,187
Neurocrine Biosciences Inc. (1)                                 657       32,811
Pfizer Inc.                                                  57,148    1,951,604
Schering-Plough Corp.                                        10,375      192,975
Sepracor Inc. (1)                                             1,354       24,413
Sybron Dental Specialties Inc. (1)                            1,406       33,182
Tanox Inc. (1)                                                1,876       30,110
Watson Pharmaceuticals Inc. (1)                                 915       36,939
Wyeth                                                         9,532      434,183
                                                                      ----------
                                                                       6,135,587
                                                                      ----------
PIPELINES (0.05%)
Dynegy Inc. Class A                                           2,689       11,294
El Paso Corp.                                                 3,205       25,896
Williams Companies Inc.                                       3,520       27,808
                                                                      ----------
                                                                          64,998
                                                                      ----------

REAL ESTATE (0.09%)
Shurgard Storage Centers Inc. Class A                         1,982       65,565
Urstadt Biddle Properties Inc. Class A                        4,500       57,870
                                                                      ----------
                                                                         123,435
                                                                      ----------

REAL ESTATE INVESTMENT TRUSTS (0.75%)
Apartment Investment & Management Co. Class A                 1,145       39,617
Archstone-Smith Trust                                         1,971       47,304
Arden Realty Inc.                                             2,216       57,505
AvalonBay Communities Inc.                                      854       36,415
Boston Properties Inc.                                        1,245       54,531
Capital Automotive                                              162        4,534
CarrAmerica Realty Corp.                                      1,774       49,335
Crescent Real Estate Equities Co.                             2,271       37,721
Duke Realty Corp.                                             2,251   $   62,015
Equity Office Properties Trust                                2,477       66,904
Equity Residential                                            1,552       40,274
General Growth Properties Inc.                                1,299       81,110
Highwoods Properties Inc.                                     2,196       48,971
Host Marriott Corp. (1)                                       3,386       30,982
Kimco Realty Corp.                                            1,414       53,591
Liberty Property Trust                                          520       17,992
Mack-Cali Realty Corp.                                        1,472       53,551
ProLogis                                                      1,125       30,713
Public Storage Inc.                                             936       31,702
Rouse Co. (The)                                               1,455       55,436
Simon Property Group Inc.                                     1,425       55,618
Vornado Realty Trust                                          1,014       44,210
                                                                      ----------
                                                                       1,000,031
                                                                      ----------
RETAIL (4.17%)
Abercrombie & Fitch Co. Class A (1)                           1,029       29,234
Amazon.com Inc. (1)                                           1,672       61,011
AutoNation Inc. (1)                                           3,167       49,785
AutoZone Inc. (1)                                               753       57,205
Barnes & Noble Inc. (1)                                         718       16,550
Bed Bath & Beyond Inc. (1)                                    2,124       82,432
Best Buy Co. Inc. (1)                                         2,597      114,060
Big Lots Inc. (1)                                             1,599       24,049
BJ's Wholesale Club Inc. (1)                                    416        6,265
Borders Group Inc. (1)                                        1,186       20,885
Brinker International Inc. (1)                                1,068       38,469
CarMax Inc. (1)                                               1,497       45,135
Circuit City Stores Inc.                                      2,234       19,659
Coach Inc. (1)                                                  886       44,070
CVS Corp.                                                     2,642       74,055
Darden Restaurants Inc.                                       1,961       37,220
Dollar General Corp.                                          2,506       45,760
Dollar Tree Stores Inc. (1)                                   1,336       42,391
eBay Inc. (1)                                                 2,459      256,179
Family Dollar Stores Inc.                                     1,486       56,691
Federated Department Stores Inc.                              1,529       56,344
FreeMarkets Inc. (1)                                            984        6,849
Gap Inc. (The)                                                6,066      113,798
Home Depot Inc.                                              17,853      591,291
Kohls Corp. (1)                                               2,461      126,446
Krispy Kreme Doughnuts Inc. (1)                                 816       33,603
Limited Brands Inc.                                           4,179       64,775
Lowe's Companies Inc.                                         5,672      243,612
May Department Stores Co. (The)                               2,244       49,951
McDonald's Corp. (b)                                         11,257      248,329
Michaels Stores Inc. (1)                                        490       18,649
Nordstrom Inc.                                                1,586       30,959
Office Depot Inc. (1)                                         3,402       49,363
Outback Steakhouse Inc.                                         951       37,089
Payless ShoeSource Inc. (1)                                     663        8,288

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Penney (J.C.) Co. Inc. (Holding Co.)                          1,674   $   28,207
Pier 1 Imports Inc.                                           1,591       32,456
RadioShack Corp.                                              1,430       37,623
Rite Aid Corp. (1)                                            3,998       17,791
Ross Stores Inc.                                                776       33,166
Saks Inc. (1)                                                 2,048       19,866
Sears, Roebuck and Co.                                        2,444       82,216
Staples Inc. (1)                                              3,465       63,583
Starbucks Corp. (1)                                           2,745       67,307
Target Corp.                                                  6,969      263,707
Tiffany & Co.                                                 1,268       41,438
TJX Companies Inc.                                            3,834       72,233
Toys R Us Inc. (1)                                            1,320       15,998
Walgreen Co.                                                  7,361      221,566
Wal-Mart Stores Inc.                                         30,896    1,658,188
Wendy's International Inc.                                    1,058       30,650
Williams-Sonoma Inc. (1)                                        604       17,637
Yum! Brands Inc. (1)                                          1,983       58,617
                                                                      ----------
                                                                       5,562,700
                                                                      ----------
SEMICONDUCTORS (1.77%)
Advanced Micro Devices Inc. (1)                               3,329       21,339
Altera Corp. (1)                                              2,799       45,904
Analog Devices Inc. (1)                                       2,650       92,273
Applied Materials Inc. (1)                                   11,596      183,913
Applied Micro Circuits Corp. (1)                              1,888       11,422
Atmel Corp. (1)                                               2,354        5,956
Axcelis Technologies Inc. (1)                                 1,231        7,534
Broadcom Corp. Class A (1)                                    2,098       52,261
Cirrus Logic Inc. (1)                                           614        2,468
Conexant Systems Inc. (1)                                    10,347       42,423
Cree Inc. (1)                                                 1,019       16,589
Cypress Semiconductor Corp. (1)                               1,291       15,492
Integrated Device Technology Inc. (1)                         1,682       18,586
Intel Corp.                                                  44,809      931,310
International Rectifier Corp. (1)                               891       23,897
Intersil Corp. Class A (1)                                      780       20,756
KLA-Tencor Corp. (1)                                          1,317       61,227
Lam Research Corp. (1)                                        1,577       28,717
Lattice Semiconductor Corp. (1)                               1,830       15,061
Linear Technology Corp.                                       2,135       68,768
LSI Logic Corp. (1)                                           3,159       22,366
Maxim Integrated Products Inc.                                2,153       73,611
Microchip Technology Inc.                                     1,472       36,255
Micron Technology Inc. (1)                                    4,516       52,521
Mykrolis Corp. (1)                                              278        2,822
National Semiconductor Corp. (1)                              1,502       29,619
Novellus Systems Inc. (1)                                     1,020       37,353
NVIDIA Corp. (1)                                              1,579       36,333
QLogic Corp. (1)                                                780       37,697
Rambus Inc. (1)                                                 641       10,621
Silicon Laboratories Inc. (1)                                   553       14,732
Skyworks Solutions Inc. (1)                                     608   $    4,116
Teradyne Inc. (1)                                             1,651       28,579
Texas Instruments Inc.                                       12,589      221,566
Varian Semiconductor Equipment Associates Inc. (1)              663       19,731
Vitesse Semiconductor Corp. (1)                               1,199        5,899
Xilinx Inc. (1)                                               2,072       52,442
                                                                      ----------
                                                                       2,352,159
                                                                      ----------
SOFTWARE (3.06%)
Adobe Systems Inc.                                            1,597       51,216
Akamai Technologies Inc. (1)                                  6,122       29,263
Ariba Inc. (1)                                                1,184        3,516
Ascential Software Corp. (1)                                    504        8,286
Autodesk Inc.                                                 1,656       26,761
Automatic Data Processing Inc.                                3,964      134,221
BEA Systems Inc. (1)                                          3,160       34,318
BMC Software Inc. (1)                                         1,997       32,611
Cadence Design Systems Inc. (1)                               2,324       28,027
Certegy Inc. (1)                                                944       26,196
ChoicePoint Inc. (1)                                            907       31,310
Citrix Systems Inc. (1)                                       1,340       27,282
Computer Associates International Inc.                        4,576      101,953
Compuware Corp. (1)                                           3,093       17,847
DoubleClick Inc. (1)                                          2,034       18,815
eFunds Corp. (1)                                              1,666       19,209
Electronic Arts Inc. (1)                                      1,219       90,194
eUniverse Inc. (1)(2)                                         4,298       15,559
First Data Corp.                                              5,377      222,823
Fiserv Inc. (1)                                               1,494       53,201
Global Payments Inc.                                          1,047       37,169
IMS Health Inc.                                               2,073       37,293
Intuit Inc. (1)                                               1,710       76,146
Keane Inc. (1)                                                  759       10,345
Legato Systems Inc. (1)                                         934        7,836
Macromedia Inc. (1)                                           1,200       25,248
Mercury Interactive Corp. (1)                                   738       28,494
Micromuse Inc. (1)                                              719        5,745
Microsoft Corp.                                              77,121    1,975,069
NDCHealth Corp.                                                 762       13,983
Network Associates Inc. (1)                                   1,713       21,721
Novell Inc. (1)                                               2,244        6,912
Oracle Corp. (1)                                             36,576      439,644
Parametric Technology Corp. (1)                               2,243        6,841
PeopleSoft Inc. (1)                                           2,155       37,906
RealNetworks Inc. (1)                                         1,519       10,299
Reynolds & Reynolds Co. (The) Class A                         1,335       38,128
SAFLINK Corp. (1)                                             4,722       29,937
Siebel Systems Inc. (1)                                       4,205       40,116
Sybase Inc. (1)                                               1,622       22,562
Symantec Corp. (1)                                            1,001       43,904
Total System Services Inc.                                    1,455       32,447

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Yahoo! Inc. (1)                                              4,716   $   154,496
                                                                     -----------
                                                                       4,074,849
                                                                     -----------
TELECOMMUNICATION EQUIPMENT (0.47%)
ADTRAN Inc. (1)                                                570        29,235
Advanced Fibre Communications Inc. (1)                       1,218        19,817
American Tower Corp. Class A (1)                             3,292        29,134
Andrew Corp. (1)                                             1,138        10,470
Avaya Inc. (1)                                               3,142        20,297
CIENA Corp. (1)                                              3,152        16,359
CommScope Inc. (1)                                             696         6,612
Comverse Technology Inc. (1)                                 1,113        16,728
Harris Corp.                                                   618        18,571
JDS Uniphase Corp. (1)                                      11,096        38,947
Motorola Inc.                                               16,411       154,756
QUALCOMM Inc.                                                5,443       194,587
RF Micro Devices Inc. (1)                                    1,388         8,356
Scientific-Atlanta Inc.                                      1,584        37,763
Tellabs Inc. (1)                                             3,129        20,558
                                                                     -----------
                                                                         622,190
                                                                     -----------
TELECOMMUNICATIONS (1.20%)
Adaptec Inc. (1)                                               742         5,773
Anixter International Inc. (1)                                 349         8,177
AT&T Wireless Services Inc. (1)                             19,868       163,116
Corning Inc. (1)                                             7,832        57,878
Cox Communications Inc. Class A (1)                          1,904        60,738
Dobson Communications Corp. Class A (1)                      3,613        19,041
EchoStar Communications Corp. (1)                            1,985        68,721
Emulex Corp. (1)                                               793        18,057
General Motors Corp. Class H (1)                             6,403        82,022
InterDigital Communications Corp. (1)                          777        18,158
Level 3 Communications Inc. (1)                              2,623        17,417
Nextel Communications Inc. Class A (1)                       7,398       133,756
Qwest Communications International Inc. (1)                 13,282        63,488
Sprint Corp. (PCS Group) (1)                                 6,688        38,456
UTStarcom Inc. (1)                                           1,057        37,597
Verizon Communications Inc.                                 20,335       802,216
                                                                     -----------
                                                                       1,594,611
                                                                     -----------
TELEPHONE (1.05%)
Alltel Corp.                                                 2,477       119,441
AT&T Corp.                                                   6,054       116,540
BellSouth Corp.                                             13,225       352,182
CenturyTel Inc.                                              1,344        46,838
Cincinnati Bell Inc. (1)                                     4,165        27,906
SBC Communications Inc.                                     24,448       624,646
Sprint Corp. (FON Group)                                     6,373        91,771
Telephone & Data Systems Inc.                                  415   $    20,626
                                                                     -----------
                                                                       1,399,950
                                                                     -----------
TEXTILES (0.06%)
Cintas Corp.                                                 1,502        53,231
Mohawk Industries Inc. (1)                                     533        29,597
                                                                     -----------
                                                                          82,828
                                                                     -----------
TOBACCO (0.57%)
Altria Group Inc.                                           14,741       669,831
R.J. Reynolds Tobacco Holdings Inc.                          1,017        37,843
UST Inc.                                                     1,529        53,561
                                                                     -----------
                                                                         761,235
                                                                     -----------
TOYS / GAMES / HOBBIES (0.08%)
Hasbro Inc.                                                  1,471        25,728
Mattel Inc.                                                  3,944        74,620
                                                                     -----------
                                                                         100,348
                                                                     -----------
TRANSPORTATION (0.79%)
Airborne Inc.                                                  867        18,120
Alexander & Baldwin Inc.                                     1,545        40,989
Burlington Northern Santa Fe Corp.                           2,235        63,563
CNF Inc.                                                     1,153        29,263
CSX Corp.                                                    1,440        43,330
Expeditors International Washington Inc.                       716        24,802
FedEx Corp.                                                  2,109       130,821
Kansas City Southern Industries Inc. (1)                     2,489        29,943
Norfolk Southern Corp.                                       2,813        54,010
Union Pacific Corp.                                          1,789       103,798
United Parcel Service Inc. Class B                           8,139       518,454
                                                                     -----------
                                                                       1,057,093
                                                                     -----------
TRUCKING & LEASING (0.01%)
GATX Corp.                                                   1,003        16,399
                                                                     -----------
TOTAL U.S. COMMON STOCKS
(Cost: $69,876,846)                                                   76,402,644
                                                                     -----------

INTERNATIONAL COMMON STOCKS (18.57%)

AUSTRALIA (1.03%)
Coles Myer Ltd. ADR                                          4,129       154,012
National Australia Bank ADR                                  4,512       506,472
News Corporation Ltd. ADR                                    3,539       107,126
Rio Tinto PLC ADR                                            3,211       245,802

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

AUSTRALIA (Cont.)
Westpac Banking Corp. Ltd. ADR                                6,568   $  359,138
                                                                      ----------
                                                                       1,372,550
                                                                      ----------
BELGIUM (0.07%)
Cofinimmo                                                       342       41,237
Compagnie Maritime Belge SA                                     895       35,458
Electrabel SA                                                    40       10,193
                                                                      ----------
                                                                          86,888
                                                                      ----------
DENMARK (0.27%)
Novo-Nordisk A/S ADR                                          6,732      233,398
TDC A/S ADR                                                   7,786      117,958
                                                                      ----------
                                                                         351,356
                                                                      ----------
FINLAND (0.37%)
Nokia OYJ ADR                                                17,369      285,373
Outokumpu OYJ                                                 3,289       28,893
Rautaruukki OYJ (1)                                          14,852       63,957
Stora Enso OYJ Class R                                        2,721       30,403
UPM-Kymmene OYJ                                               1,130       16,493
Uponor OYJ                                                    3,719       86,268
                                                                      ----------
                                                                         511,387
                                                                      ----------
FRANCE (1.78%)
Alcatel SA ADR (1)                                           10,027       89,742
Autoroutes du Sud de la France SA                               534       15,606
Aventis SA ADR                                                8,141      445,313
AXA ADR                                                      18,158      283,446
BNP Paribas SA                                                1,678       85,267
Carrefour SA                                                  1,026       50,286
Compagnie de Saint-Gobain SA                                  1,013       39,866
France Telecom SA (1)                                           613       15,036
France Telecom SA ADR                                         2,490       61,379
Groupe Wanadoo SA (1)                                         1,675       11,214
L'Oreal SA                                                      658       46,395
LVMH Moet Hennessy Louis Vuitton SA                           4,089      202,803
Sanofi-Synthelabo SA                                            917       53,705
Societe Generale Class A                                        721       45,703
STMicroelectronics NV                                         1,946       40,805
Suez SA                                                       2,727       43,403
Technip-Coflexip SA                                             262       22,926
Total SA                                                      8,355      633,309
Union du Credit Bail Immobilier                                 997       73,846
Vivendi Universal SA (1)                                        687       12,504
Vivendi Universal SA ADR (1)                                  2,837       52,314
Zodiac SA                                                     2,235       54,514
                                                                      ----------
                                                                       2,379,382
                                                                      ----------
GERMANY (1.07%)
Allianz AG                                                      767       63,751
BASF AG                                                       1,838       78,517
Bayer AG                                                      2,122   $   49,175
DaimlerChrysler AG                                            9,984      346,644
Deutsche Bank AG                                              1,945      126,150
Deutsche Telekom AG ADR (1)                                  13,311      202,327
Douglas Holding AG                                            3,594       77,591
E.ON AG                                                       2,214      113,825
Merck KGaA                                                      614       17,839
Muenchener Rueckversicherungs-Gesellschaft AG                   309       31,503
RWE AG                                                        1,617       48,817
SAP AG ADR                                                    4,658      136,107
Siemens AG                                                    2,966      145,505
                                                                      ----------
                                                                       1,437,751
                                                                      ----------
GREECE (0.06%)
Aluminium of Greece S.A.I.C                                   1,290       26,428
Papastratos Cigarette Co.                                     1,130       23,046
Technical Olympic SA                                          5,770       22,528
                                                                      ----------
                                                                          72,002
                                                                      ----------
HONG KONG (0.29%)
ASM Pacific Technology Ltd.                                  10,500       30,700
Bank of East Asia Ltd.                                        7,200       14,219
CLP Holdings Ltd.                                             4,500       19,678
Esprit Holdings Ltd.                                         10,000       24,429
Giordano International Ltd.                                  64,000       19,902
Hong Kong & China Gas Co. Ltd.                               52,000       65,682
Hong Kong Exchanges & Clearing Ltd.                          36,000       51,705
Hongkong Electric Holdings Ltd.                              16,500       64,746
Hysan Development Co. Ltd.                                   47,000       38,875
Shangri-La Asia Ltd.                                         14,000        8,887
Sino Land Co. Ltd.                                           90,000       27,987
Wharf Holdings Ltd.                                           5,000        9,618
                                                                      ----------
                                                                         376,428
                                                                      ----------
IRELAND (0.22%)
Allied Irish Banks PLC ADR                                    9,849      294,584
                                                                      ----------
ITALY (0.64%)
Assicurazioni Generali SpA                                    1,871       43,358
Banca Popolare di Milano SCRL                                 8,404       36,769
Benetton Group SpA ADR                                        9,120      191,520
ENI-Ente Nazionale Idrocarburi SpA ADR                        2,928      222,645
Fiat SpA ADR (1)                                              8,550       61,389
Finmeccanica SpA                                             65,619       42,047
San Paolo-IMI SpA ADR                                        11,488      216,204
Seat-Pagine Gialle SpA (1)                                   29,456       20,465
Tiscali SpA (1)                                               2,946       15,055
                                                                      ----------
                                                                         849,452
                                                                      ----------
JAPAN (4.29%)
Ariake Japan Co. Ltd.                                         2,270       67,679

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                            -------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

JAPAN (Cont.)
Ashikaga Financial Group Inc. (1)                            41,000   $   60,779
Bridgestone Corp.                                             3,000       40,725
Canon Inc. ADR                                                7,000      319,550
Chubu Electric Power Co. Inc.                                 3,100       56,540
Dainippon Screen Manufacturing Co. Ltd. (1)                  15,000       73,454
Dowa Mining Co. Ltd.                                          9,000       34,553
East Japan Railway Co.                                           19       84,497
Fuji Photo Film Co. Ltd. ADR                                  5,276      152,002
Hitachi Ltd. ADR                                              3,187      134,810
Honda Motor Company Ltd. ADR                                 10,856      206,807
Ito-Yokado Co. Ltd. ADR (2)                                   4,521      107,961
Japan Airlines System Corp. ADR                              11,178      119,121
JFE Holdings Inc.                                             2,300       34,478
Kansai Electric Power Co. Inc.                                2,900       45,743
Kikkoman Corp.                                               11,000       72,646
Kirin Brewery Co. Ltd. ADR                                   38,969      271,224
Kubota Corp. ADR                                             12,153      164,673
Kyocera Corp. ADR                                             1,630       92,910
Kyushu Electric Power Co. Inc.                                3,200       49,809
Makita Corp. ADR                                              6,620       52,298
Matsushita Electric Industrial Co. Ltd. ADR                  16,391      164,730
Millea Holdings Inc. ADR                                      9,079      348,997
Mitsubishi Corp. ADR                                         12,781      174,461
Mitsubishi Tokyo Financial Group Inc.                            13       58,788
Mitsui & Co. ADR                                              1,647      162,230
NEC Corp. ADR                                                22,088      111,324
Nintendo Co. Ltd.                                               800       58,164
Nippon Oil Corp.                                             14,000       60,745
Nippon Telegraph & Telephone Corp. ADR                       11,750      232,650
Nissan Motor Co. Ltd. ADR                                     8,838      167,480
Nomura Holdings Inc.                                          9,000      114,229
NTT DoCoMo Inc.                                                  74      160,233
Osaka Gas Co. Ltd.                                           19,000       46,996
Pioneer Corp. ADR                                             5,395      122,844
Ricoh Corp. Ltd. ADR                                          1,970      164,988
Seino Transportation Co. Ltd.                                 6,000       34,329
Seven-Eleven Japan Co. Ltd.                                   2,000       49,802
Sharp Corp.                                                   3,000       38,501
Shin-Etsu Chemical Co. Ltd.                                   1,600       54,633
Snow Brand Milk Products Co. Ltd. (1)                        32,000       80,217
Softbank Corp.                                                1,500       28,420
Sony Corp. ADR                                                4,291      120,148
Sumitomo Mitsui Financial Group Inc.                             26       56,731
Sumitomo Osaka Cement Co. Ltd.                               14,000       27,516
Takeda Chemical Industries Ltd.                               3,000      110,681
Takefuji Corp.                                                  480       24,904
Tohoku Electric Power Co. Inc.                                3,000       44,372
Tokyo Electric Power Co. Inc. (The)                           5,200       99,388
Tokyo Gas Co. Ltd.                                           19,000       54,591
Tokyu Corp.                                                  12,000   $   38,676
Toshiba Corp.                                                12,000       41,274
Toyota Motor Corp. ADR                                        7,853      406,785
Yamanouchi Pharmaceutical Co. Ltd.                            1,200       31,280
                                                                      ----------
                                                                       5,733,366
                                                                      ----------
NETHERLANDS (1.20%)
Abn Amro Holding NV ADR                                      17,633      336,614
Aegon NV ADR                                                  9,080       91,163
Akzo Nobel NV ADR                                             5,022      133,836
ING Groep NV ADR                                              6,908      121,097
Koninklijke Ahold NV ADR                                     12,337      103,261
Koninklijke KPN NV (1)                                        6,993       49,548
Koninklijke Philips Electronics NV NY Shares                  9,058      173,098
Reed Elsevier NV ADR                                          8,507      202,041
Royal Dutch Petroleum Co.                                     7,000      324,914
Unilever NV CVA                                               1,284       68,888
                                                                      ----------
                                                                       1,604,460
                                                                      ----------
NEW ZEALAND (0.08%)
Telecom Corp. of New Zealand Ltd. ADR                         4,215      102,677
                                                                      ----------
NORWAY (0.02%)
Aker Kvaerner ASA (1)                                           700        9,237
Gjensidige NOR ASA                                              398       13,922
                                                                      ----------
                                                                          23,159
                                                                      ----------
PANAMA (0.11%)
Carnival Corp.                                                4,555      148,083
                                                                      ----------
PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                              5,288       47,063
                                                                      ----------
SINGAPORE (0.10%)
Chartered Semiconductor Manufacturing Ltd. ADR (1)            2,111       10,872
Haw Par Corp. Ltd.                                           19,000       46,826
Singapore Exchange Ltd.                                      24,000       18,671
SMRT Corp. Ltd.                                             166,000       58,444
                                                                      ----------
                                                                         134,813
                                                                      ----------
SPAIN (0.77%)
Banco Bilbao Vizcaya Argentaria SA ADR                       16,643      174,585
Banco Santander Central Hispano SA ADR                       48,205      425,168
Repsol YPF SA ADR                                            10,083      163,042
Telefonica SA ADR                                             7,670      265,152
                                                                      ----------
                                                                       1,027,947
                                                                      ----------

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares       Value
                                                           ------   ------------
INTERNATIONAL COMMON STOCKS (Cont.)

SWEDEN (0.29%)
Hennes & Mauritz AB Class B                                 1,683   $     38,685
Hoganas AB Class B                                          2,233         45,469
Holmen AB Class B                                             845         23,065
OM AB                                                       9,005         64,121
Sapa AB                                                     2,979         59,915
Skanska AB Class B                                          6,104         34,848
SSAB Svenskt Stal AB Series A                               2,059         27,522
Telefonaktiebolaget LM Ericsson AB ADR (1)                  4,430         47,091
Telefonaktiebolaget LM Ericsson AB Class B (1)             30,460         32,724
                                                                    ------------
                                                                         373,440
                                                                    ------------
SWITZERLAND (1.26%)
Adecco SA ADR                                              11,739        122,673
Centerpulse ADR                                             4,079        110,133
Ciba Specialty Chemicals AG (1)                               599         36,261
Compagnie Financiere Richemont AG                           2,022         32,691
Credit Suisse Group                                         4,162        109,538
Givaudan SA - Registered                                      203         85,423
Logitech International SA - Registered (1)                  1,198         44,929
Lonza Group AG - Registered                                 1,016         46,504
Nestle SA                                                   1,181        243,689
Novartis AG                                                 6,552        259,265
Roche Holding AG - Genusschein                                742         58,202
Schindler Holding AG Certificates of Participation (1)        169         27,199
Societe Generale de Surveillance Holding SA                   159         62,095
Sulzer AG - Registered (1)                                    248         34,649
Swiss Re                                                      513         28,423
UBS AG - Registered                                         4,149        230,798
Unaxis Holding AG Class R                                     581         47,289
Valora Holding AG                                             244         49,897
Zurich Financial Services AG (1)                              488         58,183
                                                                    ------------
                                                                       1,687,841
                                                                    ------------
UNITED KINGDOM (4.61%)
AstraZeneca PLC ADR                                        10,090        411,369
BAE Systems PLC                                            14,185         33,356
Balfour Beatty PLC                                         12,791         40,737
Barclays PLC ADR (3)                                       13,656        408,588
Barratt Developments PLC                                    5,135         36,606
BHP Billiton PLC                                            7,452         39,227
BP PLC                                                     24,917        172,793
BP PLC ADR                                                  9,282        390,030
British American Tobacco PLC                                4,202         47,671
British Sky Broadcasting PLC ADR (1)                        3,168        142,877
British Telecom PLC ADR                                     5,837        196,473
Cadbury Schweppes PLC ADR                                  11,609        280,706
Carnival PLC                                                  757         22,997
Centrica PLC                                               17,300   $     50,172
Compass Group PLC                                           6,224         33,559
Diageo PLC ADR                                             10,257        448,846
George Wimpey PLC                                           9,237         44,965
GlaxoSmithKline PLC ADR                                    18,562        752,503
Great Portland Estates PLC                                 19,725         75,026
GUS PLC                                                     2,102         23,552
Hanson PLC ADR                                              7,619        215,313
HBOS PLC                                                   10,852        140,484
Hong Kong & Shanghai Banking ADR                            3,025        178,808
HSBC Holdings PLC                                          15,580        184,079
Imperial Tobacco Group PLC                                  1,723         30,792
Kelda Group PLC                                             3,511         24,768
Kidde PLC                                                  36,578         51,305
Kingfisher PLC                                              5,215         23,859
Lloyds TSB Group PLC                                       12,588         89,372
National Grid Transco PLC                                   9,741         66,065
Peninsular & Oriental Steam Navigation Co. PLC             11,395         44,188
Prudential Corp. PLC                                        3,199         19,373
Rank Group PLC                                              5,486         22,541
Reckitt Benckiser PLC                                       1,625         29,818
Reuters Group PLC ADR                                       2,892         50,841
Royal Bank of Scotland Group PLC                            8,956        251,239
Scottish & Southern Energy PLC                              5,340         54,986
Scottish Power PLC                                          6,243         37,499
Shell Transport & Trading Co. PLC                          28,369        187,252
Tate & Lyle PLC                                             6,536         36,940
Tesco PLC                                                  16,830         60,890
Unilever PLC                                                7,486         59,603
United Utilities PLC                                        1,106         10,750
Vodafone Group PLC ADR                                     28,325        556,586
WPP Group PLC                                               4,466         35,005
                                                                    ------------
                                                                       6,114,409
                                                                    ------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $28,010,085)                                                   24,729,038
                                                                    ------------
TOTAL COMMON STOCKS
(Cost: $97,886,931)                                                  101,131,682
                                                                    ------------

                                                          Shares or
                                                          principal
                                                           amount        Value
                                                         ----------   ----------
U.S. GOVERNMENT OBLIGATIONS (22.59%)

U.S. Treasury Bonds
   5.38%, 02/15/2031                                     $3,380,000   $3,806,066
   6.25%, 05/15/2030                                      1,320,000    1,643,297
   7.50%, 11/15/2016                                      1,420,000    1,927,595
   8.00%, 11/15/2021                                      6,630,000    9,604,954

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                       Shares or
                                                       principal
                                                        amount         Value
                                                      ----------   ------------
U.S. GOVERNMENT OBLIGATIONS (Cont.)

U.S. Treasury Notes
   1.50%, 02/28/2005                                  $1,465,000   $  1,472,039
   2.25%, 07/31/2004                                     720,000        729,310
   3.00%, 11/15/2007                                   1,370,000      1,413,133
   4.00%, 11/15/2012                                     470,000        489,075
   5.00%, 08/15/2011                                     700,000        785,203
   5.63%, 05/15/2008                                   1,665,000      1,908,766
   5.75%, 08/15/2010                                   1,130,000      1,322,674
   6.50%, 05/15/2005                                   2,210,000      2,423,749
   6.50%, 10/1520/06                                   1,420,000      1,631,447
   7.00%, 07/15/2006                                     820,000        947,740
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,437,147)                                                  30,105,048
                                                                   ------------
SHORT TERM INSTRUMENTS (10.89%)
Barclays Global Investors Funds Institutional Money
   Market Fund, Institutional Shares (4)               9,086,279      9,086,279
Barclays Global Investors Funds Prime Money Market
   Fund, Institutional Shares (4)                      2,049,960      2,049,960
BlackRock Temp Cash Money Market Fund (4)                103,378        103,378
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (4)                     537,540        537,540
Short Term Investment Co. - Prime Money Market
   Portfolio, Institutional Shares (4)                   227,773        227,773
Abbey National Treasury Services PLC, Time Deposit,
   1.38%, 07/01/2003 (4)                              $   36,664        136,664
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                 113,870        113,870
   1.17%, 08/15/2003 (4)                                 170,840        170,840
Canadian Imperial Bank of Commerce, Floating Rate
   Note,
   1.07%, 10/30/2003 (4)                                  91,109         91,109
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                                 100,215        100,215
   1.31%, 05/24/2004 (4)                                 227,751        227,751
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                 227,739        227,739
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                                 113,887        113,887
HBOS Treasury Services PLC, Floating Rate Note,
   1.27%, 06/24/2004 (4)                                 227,773        227,773
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                              $   45,555   $     45,555
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                                 113,881        113,881
   1.22%, 04/13/2004 (4)                                 113,881        113,881
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                                 113,864        113,864
   1.08%, 03/29/2004 (4)                                 113,887        113,887
   1.29%, 05/04/2004 (4)                                 113,881        113,881
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                                 227,762        227,762
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                                 113,887        113,887
   1.14%, 05/17/2004 (4)                                 136,664        136,664
                                                                   ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,508,040)                                                  14,508,040
                                                                   ------------
REPURCHASE AGREEMENTS (0.12%)
Bank of America NA Repurchase Agreement, dated
   06/30/2003, due 07/01/2003, with an effective
   yield of 1.30%. (4)                                   113,887        113,887
Merrill Lynch Government Securities Inc. Repurchase
   Agreement, dated 06/30/2003, due 07/01/2003,
   with an effective yield of 1.38%. (4)                  45,555         45,555
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $159,442)                                                        159,442
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (109.50%)
(Cost $141,991,560)                                                 145,904,212

OTHER ASSETS, NET OF LIABILITIES (-9.50%)                           (12,656,827)
                                                                   ------------
NET ASSETS (100.00%)                                               $133,247,385
                                                                   ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2003
                                  (Unaudited)

                                                               Shares     Value
                                                               ------   --------

COMMON STOCKS (85.43%)

U.S. COMMON STOCKS (66.47%)

ADVERTISING (0.17%)
ADVO Inc. (1)                                                     207   $  9,191
Getty Images Inc. (1)                                             294     12,142
Interpublic Group of Companies Inc.                             2,354     31,497
Lamar Advertising Co. (1)                                         673     23,696
Omnicom Group Inc.                                              1,109     79,515
                                                                        --------
                                                                         156,041
                                                                        --------
AEROSPACE / DEFENSE (0.86%)
Alliant Techsystems Inc. (1)                                      260     13,497
Boeing Co. (The)                                                4,594    157,666
General Dynamics Corp.                                          1,054     76,415
Goodrich (B.F.) Co.                                               884     18,564
L-3 Communications Holdings Inc. (1)                              604     26,268
Lockheed Martin Corp.                                           2,484    118,164
Northrop Grumman Corp.                                            983     84,823
Raytheon Co.                                                    2,251     73,923
Rockwell Collins Inc.                                           1,248     30,738
United Technologies Corp.                                       2,717    192,445
                                                                        --------
                                                                         792,503
                                                                        --------
AIRLINES (0.10%)
Delta Air Lines Inc.                                              890     13,065
Southwest Airlines Co.                                          4,704     80,909
                                                                        --------
                                                                          93,974
                                                                        --------
APPAREL (0.19%)
Jones Apparel Group Inc. (1)                                      973     28,470
Liz Claiborne Inc.                                              1,004     35,391
Nike Inc. Class B                                               1,574     84,193
VF Corp.                                                          665     22,590
                                                                        --------
                                                                         170,644
                                                                        --------
AUTO MANUFACTURERS (0.33%)
Ford Motor Company                                             10,372    113,988
General Motors Corp.                                            3,139    113,004
Navistar International Corp. (1)                                  436     14,227
PACCAR Inc.                                                       752     50,805
Wabash National Corp. (1)                                         447      6,271
                                                                        --------
                                                                         298,295
                                                                        --------
AUTO PARTS & EQUIPMENT (0.13%)
Autoliv Inc.                                                      711     19,254
BorgWarner Inc.                                                   231     14,876
Dana Corp.                                                      1,080     12,485
Delphi Corp.                                                    4,337     37,428
Goodyear Tire & Rubber Co. (The)                                  743      3,901
Lear Corp. (1)                                                    622     28,624
Visteon Corp.                                                     343      2,356
                                                                        --------
                                                                         118,924
                                                                        --------
BANKS (5.15%)
AmSouth Bancorp                                                 2,657   $ 58,029
Associated Bancorp                                                870     32,086
Astoria Financial Corp.                                           513     14,328
BancTrust Financial Group Inc.                                    225      3,613
Bank of America Corp.                                           8,232    650,575
Bank of Hawaii Corp.                                              363     12,033
Bank of New York Co. Inc. (The)                                 4,153    119,399
Bank One Corp.                                                  6,105    226,984
Banknorth Group Inc.                                            1,809     46,166
BB&T Corp.                                                      2,577     88,391
Cascade Bancorp                                                   613     10,623
Charter One Financial Inc.                                      1,398     43,590
City National Corp.                                               500     22,280
Coastal Financial Corp.                                           267      3,443
Comerica Inc.                                                     926     43,059
Commerce Bancorp Inc.                                             543     20,145
Commerce Bancshares Inc.                                        1,013     39,456
Compass Bancshares Inc.                                         1,418     49,531
Downey Financial Corp.                                            408     16,850
East West Bancorp Inc.                                            947     34,225
Eastern Virginia Bankshares                                       361      8,285
Fifth Third Bancorp                                             3,330    190,942
First Citizens Banc Corp.                                          26        675
First Tennessee National Corp.                                    844     37,060
First Virginia Banks Inc.                                         425     18,326
FleetBoston Financial Corp.                                     5,706    169,525
Fulton Financial Corp.                                            623     12,379
Golden West Financial Corp.                                       898     71,849
GreenPoint Financial Corp.                                        651     33,162
Hibernia Corp. Class A                                            921     16,725
Huntington Bancshares Inc.                                      2,661     51,943
KeyCorp                                                         2,293     57,944
M&T Bank Corp.                                                    554     46,658
Marshall & Ilsley Corp.                                         1,574     48,133
Mellon Financial Corp.                                          2,293     63,631
Mercantile Bankshares Corp.                                     1,030     40,561
National Bankshares Inc.                                          293     11,588
National City Corp.                                             3,521    115,172
National Commerce Financial Corp.                               1,603     35,571
New York Community Bancorp Inc.                                   813     23,650
North Fork Bancorp Inc.                                           713     24,285
Northern States Financial Corp.                                   272      7,809
Northern Trust Corp.                                            1,293     54,034
Old Point Financial Corp.                                         136      3,986
PNC Financial Services Group                                    1,530     74,679
Popular Inc.                                                    1,708     65,912
Port Financial Corp.                                              193     10,399
Prosperity Bancshares Inc.                                      2,240     43,120
Regions Financial Corp.                                         1,440     48,643
Shore Bancshares Inc.                                             164      5,043
SouthTrust Corp.                                                2,055     55,896
Sovereign Bancorp Inc.                                          3,386     52,991
State Street Corp.                                              1,800     70,920

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares      Value
                                                             ------   ----------

U.S. COMMON STOCKS (Cont.)

BANKS (Cont.)
Sterling Bancorp (New York)                                   1,181   $   32,938
SunTrust Banks Inc.                                           1,490       88,417
Synovus Financial Corp.                                       2,005       43,107
TCF Financial Corp.                                             325       12,948
U.S. Bancorp                                                 10,922      267,589
UCBH Holdings Inc.                                            1,332       38,202
Union Planters Corp.                                          1,160       35,995
UnionBanCal Corp.                                               689       28,504
Valley National Bancorp                                         566       14,914
Wachovia Corp.                                                7,348      293,626
Washington Mutual Inc.                                        5,235      216,205
Wayne Bancorp Inc.                                              158        4,817
Wells Fargo & Company                                         9,025      454,860
Westamerica Bancorp                                             650       28,002
Wilmington Trust Corp.                                        1,011       29,673
Zions Bancorporation                                            498       25,204
                                                                      ----------
                                                                       4,721,303
                                                                      ----------
BEVERAGES (1.64%)
Anheuser-Busch Companies Inc.                                 4,716      240,752
Brown-Forman Corp. Class B                                      287       22,564
Coca-Cola Co. (The)                                          14,396      668,118
Coca-Cola Enterprises Inc.                                    2,550       46,282
Constellation Brands Inc. (1)                                   608       19,091
Coors (Adolf) Company Class B                                   199        9,747
Pepsi Bottling Group Inc.                                     1,673       33,493
PepsiAmericas Inc.                                            1,340       16,830
PepsiCo Inc.                                                 10,042      446,869
                                                                      ----------
                                                                       1,503,746
                                                                      ----------
BIOTECHNOLOGY (0.99%)
Amgen Inc. (1)                                                7,502      498,433
Applera Corp. - Celera Genomics Group (1)                       884        9,123
Biogen Inc. (1)                                                 782       29,716
Cephalon Inc. (1)                                               400       16,464
Chiron Corp. (1)                                              1,067       46,649
CuraGen Corp. (1)                                             1,051        5,833
Genentech Inc. (1)                                            1,505      108,541
Genzyme Corp. - General Division (1)                          1,242       51,916
Human Genome Sciences Inc. (1)                                1,386       17,630
ICOS Corp. (1)                                                  374       13,744
IDEC Pharmaceuticals Corp. (1)                                  771       26,214
Immunomedics Inc. (1)                                         1,410        8,897
Invitrogen Corp. (1)                                            439       16,844
Millennium Pharmaceuticals Inc. (1)                           2,014       31,680
Myriad Genetics Inc. (1)                                        118        1,606
Protein Design Labs Inc. (1)                                    442        6,179
Regeneron Pharmaceuticals Inc. (1)                              148        2,331
TECHNE Corp. (1)                                                426       12,925
                                                                      ----------
                                                                         904,725
                                                                      ----------
BUILDING MATERIALS (0.13%)
American Standard Companies Inc. (1)                            413   $   30,533
Masco Corp.                                                   2,784       66,398
Vulcan Materials Co.                                            592       21,945
                                                                      ----------
                                                                         118,876
                                                                      ----------
CHEMICALS (0.94%)
Air Products & Chemicals Inc.                                 1,241       51,626
Ashland Inc.                                                    556       17,058
Cabot Corp.                                                     646       18,540
Cabot Microelectronics Corp. (1)                                152        7,671
Dow Chemical Co. (The)                                        5,363      166,038
Du Pont (E.I.) de Nemours and Co.                             5,758      239,763
Eastman Chemical Co.                                            503       15,930
Engelhard Corp.                                               1,008       24,968
Great Lakes Chemical Corp.                                      620       12,648
Hercules Inc. (1)                                             1,041       10,306
IMC Global Inc.                                               1,283        8,609
Lyondell Chemical Co.                                         1,478       19,997
Monsanto Co.                                                  1,414       30,599
PPG Industries Inc.                                             973       49,370
Praxair Inc.                                                    950       57,095
Rohm & Haas Co.                                               1,408       43,690
Sherwin-Williams Co. (The)                                      851       22,875
Sigma-Aldrich Corp.                                             492       26,657
Valspar Corp. (The)                                             485       20,477
Vertex Pharmaceuticals Inc. (1)                                 944       13,782
                                                                      ----------
                                                                         857,699
                                                                      ----------
COMMERCIAL SERVICES (1.22%)
Alliance Data Systems Corp. (1)                                 432       10,109
Apollo Group Inc. Class A (1)                                 1,113       68,739
BearingPoint Inc. (1)                                         1,733       16,723
Block (H & R) Inc.                                            1,076       46,537
Career Education Corp. (1)                                      438       29,968
Caremark Rx Inc. (1)                                          1,807       46,404
Cendant Corp. (1)                                             5,876      107,648
Coinstar Inc. (1)                                                96        1,811
Concord EFS Inc. (1)                                          2,905       42,762
Convergys Corp. (1)                                           1,221       19,536
Corinthian Colleges Inc. (1)                                    365       17,728
Corporate Executive Board Co. (The) (1)                         244        9,889
Deluxe Corp.                                                    644       28,851
DeVry Inc. (1)                                                  370        8,617
Donnelley (R.R.) & Sons Co.                                   1,010       26,401
Dun & Bradstreet Corp. (1)                                      714       29,345
Ecolab Inc.                                                   1,662       42,547
Equifax Inc.                                                    952       24,752
First Health Group Corp. (1)                                  1,203       33,203
Heidrick & Struggles International Inc. (1)                     772        9,743
Hudson Highland Group Inc. (1)                                   81        1,540
InterActiveCorp (1)                                           2,310       91,407

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Iron Mountain Inc. (1)                                          631   $   23,404
ITT Educational Services Inc. (1)                               339        9,916
Landauer Inc.                                                   169        7,069
Manpower Inc.                                                   706       26,186
McKesson Corp.                                                1,725       61,651
Monster Worldwide Inc. (1)                                      984       19,414
Moody's Corp.                                                   927       48,862
Paychex Inc.                                                  2,083       61,053
Quintiles Transnational Corp. (1)                               835       11,849
Rent-A-Center Inc. (1)                                          261       19,786
Robert Half International Inc. (1)                            1,511       28,618
Roper Industries Inc.                                           189        7,031
ServiceMaster Co. (The)                                       3,630       38,841
Trimeris Inc. (1)                                                39        1,782
Valassis Communications Inc. (1)                                517       13,297
Viad Corp.                                                    1,046       23,420
                                                                      ----------
                                                                       1,116,439
                                                                      ----------
COMPUTERS (3.80%)
Affiliated Computer Services Inc. Class A (1)                   783       35,807
Apple Computer Inc. (1)                                       2,269       43,383
Ask Jeeves Inc. (1)                                             148        2,035
BISYS Group Inc. (The) (1)                                      811       14,898
Brocade Communications Systems Inc. (1)                       2,329       13,718
CACI International Inc. Class A (1)                             237        8,129
Ceridian Corp. (1)                                            1,438       24,403
Cisco Systems Inc. (1)                                       41,527      693,086
Computer Sciences Corp. (1)                                   1,096       41,780
Dell Computer Corp. (1)                                      15,104      482,724
Diebold Inc.                                                    684       29,583
DST Systems Inc. (1)                                            612       23,256
Echelon Corp. (1)                                               817       11,250
Electronic Data Systems Corp.                                 2,788       59,803
EMC Corp. (1)                                                12,854      134,581
Extreme Networks Inc. (1)                                     1,748        9,264
FactSet Research Systems Inc.                                   255       11,233
Fair Isaac Corp.                                                404       20,786
Foundry Networks Inc. (1)                                       993       14,299
Gateway Inc. (1)                                              2,826       10,315
Hewlett-Packard Co.                                          16,994      361,972
Hyperion Solutions Corp. (1)                                    366       12,356
International Business Machines Corp.                        10,068      830,610
Internet Security Systems Inc. (1)                              124        1,797
Juniper Networks Inc. (1)                                     2,165       26,781
Kronos Inc. (1)                                                 110        5,589
Lexmark International Inc. (1)                                  754       53,361
Manhattan Associates Inc. (1)                                   259        6,726
McDATA Corp. Class A (1)                                      1,040       15,257
Mindspeed Technologies Inc. (1)                                 873        2,356
NCR Corp. (1)                                                   611       15,654
NetScreen Technologies Inc. (1)                                 224   $    5,051
Network Appliance Inc. (1)                                    1,906       30,896
Palm Inc. (1)                                                    65        1,058
Planar Systems Inc. (1)                                         268        5,242
Retek Inc. (1)                                                  827        5,293
SanDisk Corp. (1)                                               561       22,636
Sapient Corp. (1)                                             7,650       21,190
ScanSource Inc. (1)                                              70        1,872
Seagate Technology Inc. (2)                                   6,036           --
SEI Investment Co.                                              429       13,728
SRA International Inc. Class A (1)                               86        2,752
Storage Technology Corp. (1)                                    829       21,338
Sun Microsystems Inc. (1)                                    20,116       92,534
SunGard Data Systems Inc. (1)                                 1,731       44,850
Synopsys Inc. (1)                                               518       32,038
Take-Two Interactive Software Inc. (1)                          319        9,040
3Com Corp. (1)                                                5,567       26,054
Unisys Corp. (1)                                              2,112       25,935
VeriSign Inc. (1)                                             1,839       25,433
Veritas Software Corp. (1)                                    2,291       65,683
Western Digital Corp. (1)                                     1,064       10,959
                                                                      ----------
                                                                       3,480,374
                                                                      ----------

COSMETICS / PERSONAL CARE (1.49%)
Alberto-Culver Co. Class B                                      554       28,309
Avon Products Inc.                                            1,384       86,085
Colgate-Palmolive Co.                                         3,132      181,499
Estee Lauder Companies Inc. Class A                             838       28,098
Gillette Co. (The)                                            5,952      189,631
International Flavors & Fragrances Inc.                         901       28,769
Kimberly-Clark Corp.                                          2,934      152,979
Procter & Gamble Co.                                          7,550      673,309
                                                                      ----------
                                                                       1,368,679
                                                                      ----------
DISTRIBUTION / WHOLESALE (0.23%)
CDW Corp. (1)                                                   454       20,793
Costco Wholesale Corp. (1)                                    2,585       94,611
Fastenal Co.                                                    625       21,213
Genuine Parts Co.                                             1,171       37,484
Grainger (W.W.) Inc.                                            594       27,775
Tech Data Corp. (1)                                             500       13,355
                                                                      ----------
                                                                         215,231
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES (5.52%)
Affiliated Managers Group Inc. (1)                              136        8,289
Alleghany Corp. (1)                                             148       28,268
Allied Capital Corp.                                            680       15,708
American Express Co.                                          7,613      318,300
American International Group Inc.                            14,408      795,033
AmeriCredit Corp. (1)                                           917        7,840
Bear Stearns Companies Inc. (The)                               601       43,524
Capital One Financial Corp.                                   1,303       64,082

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
CIT Group Inc.                                                1,590   $   39,194
Citigroup Inc.                                               28,379    1,214,621
Citigroup Inc. Warrants (Expires 12/31/2050)(1)               1,900        1,938
Countrywide Financial Corp.                                     809       56,282
Doral Financial Corp.                                           770       34,381
E*TRADE Group Inc. (1)                                        2,318       19,703
Edwards (A.G.) Inc.                                             738       25,240
Fannie Mae                                                    5,796      390,882
Federal Agricultural Mortgage Corp. (1)                         112        2,503
Federated Investors Inc. Class B                                689       18,892
Franklin Resources Inc.                                       1,506       58,839
Freddie Mac                                                   4,050      205,619
Gabelli Asset Management Inc. Class A (1)                       247        8,917
Goldman Sachs Group Inc. (The)                                2,614      218,923
Janus Capital Group Inc.                                      1,685       27,634
JP Morgan Chase & Co.                                        11,133      380,526
Legg Mason Inc.                                                 556       36,112
Lehman Brothers Holdings Inc.                                 1,429       95,000
MBNA Corp.                                                    7,305      152,236
Merrill Lynch & Co. Inc.                                      5,218      243,576
Morgan Stanley                                                6,153      263,041
Neuberger Berman Inc.                                           645       25,742
Nuveen Investments Inc. Class A                               1,060       28,874
Providian Financial Corp. (1)                                 2,109       19,529
Schwab (Charles) Corp. (The)                                  7,316       73,818
SLM Corp.                                                     2,611      102,273
T. Rowe Price Group Inc.                                        827       31,219
                                                                      ----------
                                                                       5,056,558
                                                                      ----------

ELECTRIC (1.77%)
AES Corp. (The) (1)                                           3,426       21,755
Ameren Corp.                                                  1,131       49,877
American Electric Power Co. Inc.                              2,061       61,480
Calpine Corp. (1)                                             1,835       12,111
CenterPoint Energy Inc.                                       2,087       17,009
Cinergy Corp.                                                 1,341       49,335
CMS Energy Corp.                                                474        3,839
Consolidated Edison Inc.                                      1,158       50,118
Constellation Energy Group Inc.                               1,233       42,292
Dominion Resources Inc.                                       1,631      104,824
DPL Inc.                                                        728       11,604
DTE Energy Co.                                                1,051       40,611
Duke Energy Corp.                                             4,980       99,351
Edison International (1)                                      2,270       37,296
Energy East Corp.                                               831       17,252
Entergy Corp.                                                 1,343       70,884
Exelon Corp.                                                  1,969      117,766
FirstEnergy Corp.                                             1,711       65,788
FPL Group Inc.                                                1,052       70,326
Great Plains Energy Inc.                                      1,280       36,966
Hawaiian Electric Industries Inc.                               710   $   32,554
MDU Resources Group Inc.                                        497       16,645
NiSource Inc.                                                 1,546       29,374
Northeast Utilities                                             746       12,488
NSTAR                                                           689       31,384
Pepco Holdings Inc.                                             883       16,918
PG&E Corp. (1)                                                2,141       45,282
Pinnacle West Capital Corp.                                     724       27,114
PPL Corp.                                                     1,180       50,740
Progress Energy Inc.                                          1,316       57,772
Public Service Enterprise Group Inc.                          1,048       44,278
Puget Energy Inc.                                               540       12,890
Reliant Resources Inc. (1)                                    1,825       11,187
SCANA Corp.                                                     637       21,836
Southern Company                                              4,072      126,884
TECO Energy Inc.                                                776        9,304
Texas Genco Holdings Inc.                                       115        2,674
TXU Corp.                                                     1,608       36,100
Wisconsin Energy Corp.                                          744       21,576
Xcel Energy Inc.                                              2,263       34,036
                                                                      ----------
                                                                       1,621,520
                                                                      ----------

ELECTRICAL COMPONENTS & EQUIPMENT (0.0 9%)
American Power Conversion Corp. (1)                           1,511       23,556
Energizer Holdings Inc. (1)                                     595       18,683
Molex Inc.                                                    1,211       32,685
Power-One Inc. (1)                                              789        5,641
                                                                      ----------
                                                                          80,565
                                                                      ----------

ELECTRONICS (0.52%)
Agilent Technologies Inc. (1)                                 2,619       51,201
AMETEK Inc.                                                     400       14,660
Amphenol Corp. Class A (1)                                      104        4,869
Applera Corp. - Applied Biosystems Group                      1,133       21,561
Arrow Electronics Inc. (1)                                      953       14,524
ATMI Inc. (1)                                                   237        5,918
Avnet Inc. (1)                                                1,098       13,923
AVX Corp.                                                       534        5,869
Cymer Inc. (1)                                                  182        5,744
Fairchild Semiconductor International Inc. Class A (1)          842       10,769
Gentex Corp. (1)                                                467       14,295
Helix Technology Corp.                                          419        5,543
Jabil Circuit Inc. (1)                                        1,259       27,824
Johnson Controls Inc.                                           550       47,080
Millipore Corp. (1)                                             409       18,147
Park Electrochemical Corp.                                      120        2,394
Parker Hannifin Corp.                                           687       28,847
PerkinElmer Inc.                                                661        9,128
Sanmina-SCI Corp. (1)                                         4,253       26,836
Solectron Corp. (1)                                           4,732       17,698

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
U.S. COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Symbol Technologies Inc.                                      1,794   $   23,340
Tektronix Inc. (1)                                              761       16,438
Thermo Electron Corp. (1)                                     1,219       25,623
Thomas & Betts Corp. (1)                                        378        5,462
Trimble Navigation Ltd. (1)                                     208        4,769
Varian Inc. (1)                                                 363       12,585
Vishay Intertechnology Inc. (1)                               1,564       20,645
Waters Corp. (1)                                                764       22,255
                                                                      ----------
                                                                         477,947
                                                                      ----------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                                     554       18,637
                                                                      ----------
ENTERTAINMENT (0.10%)
Expedia Inc. (1)                                                213       16,269
GTECH Holdings Corp. (1)                                        297       11,182
Hollywood Entertainment Corp. (1)                               118        2,030
International Game Technology Inc. (1)                          580       59,351
                                                                      ----------
                                                                          88,832
                                                                      ----------
ENVIRONMENTAL CONTROL (0.14%)
Allied Waste Industries Inc. (1)                              1,637       16,452
Republic Services Inc. (1)                                    1,305       29,584
Waste Management Inc.                                         3,382       81,472
                                                                      ----------
                                                                         127,508
                                                                      ----------
FOOD (1.36%)
Albertson's Inc.                                              2,056       39,475
Applebee's International Inc.                                   483       15,181
Archer-Daniels-Midland Co.                                    4,903       63,102
Campbell Soup Co.                                             2,548       62,426
CEC Entertainment Inc. (1)                                      271       10,008
Cheesecake Factory (The) (1)                                    317       11,377
ConAgra Foods Inc.                                            2,968       70,045
Dean Foods Co. (1)                                            1,130       35,595
Del Monte Foods Co. (1)                                         875        7,735
General Mills Inc.                                            2,181      103,401
Heinz (H.J.) Co.                                              2,028       66,883
Hershey Foods Corp.                                             752       52,384
Hormel Foods Corp.                                            1,115       26,426
Kellogg Co.                                                   2,479       85,203
Kraft Foods Inc.                                              2,264       73,693
Kroger Co. (1)                                                3,977       66,336
McCormick & Co. Inc.                                          1,376       37,427
Safeway Inc. (1)                                              2,583       52,848
Sara Lee Corp.                                                4,448       83,667
Smithfield Foods Inc. (1)                                       637       14,600
Smucker (J.M.) Co. (The)                                        450       17,951
SUPERVALU Inc.                                                  945       20,147
Sysco Corp.                                                   3,694      110,968
Tyson Foods Inc. Class A                                      1,784       18,946
Whole Foods Market Inc. (1)                                     324       15,400
Winn-Dixie Stores Inc.                                        1,053   $   12,962
Wrigley (William Jr.) Co.                                     1,293       72,705
                                                                      ----------
                                                                       1,246,891
                                                                      ----------
FOREST PRODUCTS & PAPER (0.32%)
Boise Cascade Corp.                                             555       13,265
Bowater Inc.                                                    461       17,264
Georgia-Pacific Corp.                                         1,215       23,024
International Paper Co.                                       2,618       93,541
MeadWestvaco Corp.                                            1,204       29,739
Plum Creek Timber Co. Inc.                                    1,264       32,801
Temple-Inland Inc.                                              329       14,117
Weyerhaeuser Co.                                              1,276       68,904
                                                                      ----------
                                                                         292,655
                                                                      ----------
GAS (0.14%)
EnergySouth Inc.                                                188        6,166
KeySpan Corp.                                                   982       34,812
Nicor Inc.                                                      357       13,248
Peoples Energy Corp.                                            794       34,055
Sempra Energy                                                 1,372       39,143
                                                                      ----------
                                                                         127,424
                                                                      ----------
HAND / MACHINE TOOLS (0.22%)
Black & Decker Corp.                                            479       20,813
Emerson Electric Co.                                          2,441      124,735
Snap-On Inc.                                                    483       14,021
SPX Corp. (1)                                                   643       28,331
Stanley Works (The)                                             596       16,450
                                                                      ----------
                                                                         204,350
                                                                      ----------
HEALTH CARE (3.29%)
Aetna Inc.                                                      805       48,461
AMERIGROUP Corp. (1)                                            362       13,466
AmSurg Corp. (1)                                                361       11,011
Anthem Inc. (1)                                                 835       64,420
Apogent Technologies Inc. (1)                                 1,069       21,380
Apria Healthcare Group Inc. (1)                                 655       16,296
Bard (C.R.) Inc.                                                484       34,514
Bausch & Lomb Inc.                                              415       15,563
Baxter International Inc.                                     3,589       93,314
Beckman Coulter Inc.                                            570       23,165
Becton, Dickinson & Co.                                       1,471       57,148
Biomet Inc.                                                   1,463       41,930
Bio-Rad Laboratories Inc. Class A (1)                           286       15,830
Biosite Inc. (1)                                                 45        2,165
Boston Scientific Corp. (1)                                   2,442      149,206
Candela Corp. (1)                                               877       10,103
Cerner Corp. (1)                                                199        4,567
CNS Inc. (1)                                                  1,282       10,897
Covance Inc. (1)                                                670       12,127

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares       Value
                                                           --------   ----------
U.S. COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Cyberonics Inc. (1)                                             123   $    2,646
Cytyc Corp. (1)                                               1,073       11,288
Enzon Pharmaceuticals Inc. (1)                                  786        9,841
Express Scripts Inc. (1)                                        383       26,167
Guidant Corp.                                                 1,882       83,542
HCA Inc.                                                      2,736       87,661
Health Management Associates Inc.
   Class A                                                    1,964       36,236
Health Net Inc. (1)                                             905       29,820
Hillenbrand Industries Inc.                                     516       26,032
Humana Inc. (1)                                                 950       14,345
Invacare Corp.                                                  399       13,167
Johnson & Johnson                                            17,399      899,528
Laboratory Corp. of America
   Holdings (1)                                                 984       29,668
LifePoint Hospitals Inc. (1)                                    312        6,533
Lincare Holdings Inc. (1)                                       482       15,188
Manor Care Inc. (1)                                             497       12,430
Medtronic Inc.                                                7,224      346,535
Mid Atlantic Medical Services Inc. (1)                          318       16,631
Oakley Inc. (1)                                                 450        5,297
Oxford Health Plans Inc. (1)                                    703       29,547
Pediatrix Medical Group Inc. (1)                                281       10,018
PolyMedica Corp.                                                 65        2,976
Quest Diagnostics Inc. (1)                                      615       39,237
Renal Care Group Inc. (1)                                       672       23,661
ResMed Inc. (1)                                                 314       12,309
Respironics Inc. (1)                                            213        7,992
Select Medical Corp. (1)                                        125        3,104
St. Jude Medical Inc. (1)                                     1,006       57,845
Stryker Corp.                                                 1,160       80,469
Tenet Healthcare Corp. (1)                                    2,317       26,993
Triad Hospitals Inc. (1)                                        426       10,573
UnitedHealth Group Inc.                                       3,419      171,805
Universal Health Services Inc.
   Class B (1)                                                  466       18,463
Varian Medical Systems Inc. (1)                                 587       33,794
VISX Inc. (1)                                                   317        5,500
Vital Images Inc. (1)                                           527        9,739
WebMD Corp. (1)                                               2,427       26,284
WellPoint Health Networks Inc. (1)                              871       73,425
Zimmer Holdings Inc. (1)                                      1,133       51,042
                                                                      ----------
                                                                       3,012,894
                                                                      ----------
HOME BUILDERS (0.18%)
Centex Corp.                                                    343       26,682
D.R. Horton Inc.                                              1,295       36,390
KB Home                                                         464       28,759
Lennar Corp. Class A                                            432       30,888
Lennar Corp. Class B                                             43        2,954
NVR Inc. (1)                                                     33       13,563
Pulte Homes Inc.                                                261       16,093
Ryland Group Inc.                                               184   $   12,770
                                                                      ----------
                                                                         168,099
                                                                      ----------
HOME FURNISHINGS (0.13%)
Harman International Industries Inc.                            236       18,677
Hooker Furniture Corp.                                          329        8,136
Leggett & Platt Inc.                                          1,651       33,846
Maytag Corp.                                                    620       15,140
Polycom Inc. (1)                                              1,148       15,911
Whirlpool Corp.                                                 483       30,767
                                                                      ----------
                                                                         122,477
                                                                      ----------
HOUSEHOLD PRODUCTS / WARES (0.23%)
Avery Dennison Corp.                                            578       29,016
Clorox Co.                                                    1,182       50,412
Fortune Brands Inc.                                             970       50,634
Newell Rubbermaid Inc.                                        1,605       44,940
Toro Co.                                                        546       21,704
Tupperware Corp.                                                991       14,231
                                                                      ----------
                                                                         210,937
                                                                      ----------
INSURANCE (2.11%)
ACE Ltd.                                                      1,573       53,938
AFLAC Inc.                                                    2,957       90,928
Allstate Corp. (The)                                          3,907      139,285
Ambac Financial Group Inc.                                      610       40,413
American National Insurance Co.                                 421       36,371
AON Corp.                                                     1,626       39,154
Berkley (W.R.) Corp.                                            235       12,385
Brown & Brown Inc.                                              483       15,698
Chubb Corp.                                                   1,001       60,060
CIGNA Corp.                                                     746       35,017
Cincinnati Financial Corp.                                    1,112       41,244
CNA Financial Corp. (1)                                         383        9,422
Fidelity National Financial Inc.                                965       29,683
First American Corp.                                            533       14,045
Gallagher (Arthur J.) & Co.                                     623       16,946
Hancock (John) Financial Services Inc.                        1,540       47,324
Hartford Financial Services Group Inc.                        1,531       77,101
HCC Insurance Holdings Inc.                                     635       18,777
Hilb, Rogal & Hamilton Co.                                      283        9,633
Jefferson-Pilot Corp.                                           840       34,826
Lincoln National Corp.                                          999       35,594
Loews Corp.                                                     999       47,243
Markel Corp. (1)                                                115       29,440
Marsh & McLennan Companies Inc.                               3,102      158,419
MBIA Inc.                                                       800       39,000
MetLife Inc.                                                  4,379      124,013
MGIC Investment Corp.                                           565       26,352
Old Republic International Corp.                                799       27,382
PMI Group Inc. (The)                                            682       18,305
Principal Financial Group Inc.                                2,050       66,113

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------

U.S. COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Progressive Corp. (The)                                       1,264   $   92,398
Prudential Financial Inc.                                     3,137      105,560
Radian Group Inc.                                               762       27,927
SAFECO Corp.                                                  1,015       35,809
St. Paul Companies Inc.                                       1,210       44,177
StanCorp Financial Group Inc.                                   186        9,713
Torchmark Corp.                                                 643       23,952
Transatlantic Holdings Inc.                                      79        5,463
Travelers Property Casualty Corp. Class B                     5,864       92,475
Unitrin Inc.                                                    673       18,252
UNUMProvident Corp.                                           1,432       19,203
XL Capital Ltd. Class A                                         761       63,163
                                                                      ----------
                                                                       1,932,203
                                                                      ----------
IRON / STEEL (0.04%)
Allegheny Technologies Inc.                                     602        3,973
Nucor Corp.                                                     506       24,718
United States Steel Corp.                                       457        7,481
                                                                      ----------
                                                                          36,172
                                                                      ----------
LEISURE TIME (0.14%)
Brunswick Corp.                                                 929       23,244
Harley-Davidson Inc.                                          1,797       71,628
Polaris Industries Inc.                                         188       11,543
Sabre Holdings Corp.                                            864       21,298
                                                                      ----------
                                                                         127,713
                                                                      ----------
LODGING (0.22%)
Harrah's Entertainment Inc. (1)                                 759       30,542
Hilton Hotels Corp.                                           2,288       29,264
Marriott International Inc. Class A                           1,417       54,441
MGM Grand Inc. (1)                                              639       21,841
Park Place Entertainment Corp. (1)                            3,472       31,560
Starwood Hotels & Resorts Worldwide Inc.                      1,178       33,679
                                                                      ----------
                                                                         201,327
                                                                      ----------
MACHINERY (0.35%)
Caterpillar Inc.                                              1,947      108,370
Cognex Corp. (1)                                                440        9,834
Deere & Co.                                                   1,323       60,461
Dover Corp.                                                   1,163       34,843
Graco Inc.                                                      670       21,440
Ingersoll-Rand Co. Class A                                      964       45,616
Manitowoc Co. Inc. (The)                                        255        5,687
Rockwell Automation Inc.                                      1,248       29,752
Ultratech Inc. (1)                                              353        6,527
                                                                      ----------
                                                                         322,530
                                                                      ----------
MANUFACTURERS (3.00%)
Carlisle Companies Inc.                                         221   $    9,317
Cooper Industries Ltd.                                          617       25,482
Crane Co.                                                       779       17,629
Danaher Corp.                                                   823       56,005
Eastman Kodak Co.                                             1,667       45,592
Eaton Corp.                                                     470       36,947
General Electric Co.                                         58,592    1,680,419
Harsco Corp.                                                    450       16,223
Honeywell International Inc.                                  4,826      129,578
Illinois Tool Works Inc.                                      1,683      110,826
ITT Industries Inc.                                             632       41,371
Pall Corp.                                                      893       20,093
Pentair Inc.                                                    641       25,037
Textron Inc.                                                    830       32,387
3M Co.                                                        2,242      289,173
Tyco International Ltd.                                      11,270      213,905
                                                                      ----------
                                                                       2,749,984
                                                                      ----------
MEDIA (3.00%)
AOL Time Warner Inc. (1)                                     25,128      404,310
Belo (A.H.) Corp.                                             1,400       31,304
Cablevision Systems Corp. (1)                                   832       17,272
Clear Channel Communications Inc. (1)                         3,401      144,168
Comcast Corp. Class A (1)                                    20,143      607,916
Dow Jones & Co. Inc.                                            522       22,462
Entercom Communications Corp. (1)                               418       20,486
Fox Entertainment Group Inc. Class A (1)                      1,276       36,723
Gannett Co. Inc.                                              1,419      108,993
Gemstar-TV Guide International Inc. (1)                       2,333       11,875
Hispanic Broadcasting Corp. (1)                                 766       19,495
Knight Ridder Inc.                                              437       30,122
Lee Enterprises Inc.                                            525       19,703
Liberty Media Corp. Class A (1)                              19,520      225,651
LodgeNet Entertainment Corp. (1)                                440        4,818
McClatchy Co. (The) Class A                                     478       27,542
McGraw-Hill Companies Inc. (The)                              1,043       64,666
Meredith Corp.                                                  606       26,664
New York Times Co. Class A                                      812       36,946
Readers Digest Association Inc. (The)                         1,018       13,723
Scripps (E.W.) Co. Class A                                      297       26,350
Tribune Co.                                                   1,868       90,224
Univision Communications Inc. Class A (1)                     1,382       42,013
Viacom Inc. Class B (1)                                       9,706      423,764
Walt Disney Co. (The)                                        11,822      233,485
Washington Post Company (The) Class B                            50       36,645
Westwood One Inc. (1)                                           726       24,633
                                                                      ----------
                                                                       2,751,953
                                                                      ----------
METAL FABRICATE / HARDWARE (0.02%)
Precision Castparts Corp.                                       678       21,086
                                                                      ----------

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------

U.S. COMMON STOCKS (Cont.)

METALS-DIVERSIFIED (0.00%)
Maverick Tube Corp. (1)                                          97   $    1,858
                                                                      ----------
MINING (0.27%)
Alcoa Inc.                                                    4,920      125,460
Freeport-McMoRan Copper & Gold Inc.                           1,324       32,438
Newmont Mining Corp.                                          2,206       71,607
Phelps Dodge Corp. (1)                                          518       19,860
                                                                      ----------
                                                                         249,365
                                                                      ----------
OFFICE / BUSINESS EQUIPMENT (0.13%)
Herman Miller Inc.                                            1,132       22,878
Pitney Bowes Inc.                                             1,328       51,008
Xerox Corp. (1)                                               4,463       47,263
                                                                      ----------
                                                                         121,149
                                                                      ----------
OIL & GAS PRODUCERS (3.23%)
Amerada Hess Corp.                                              494       24,295
Anadarko Petroleum Corp.                                      1,398       62,169
Apache Corp.                                                    936       60,896
Burlington Resources Inc.                                     1,067       57,693
Chevron Texaco Corp.                                          5,844      421,937
Cimarex Energy Co. (1)                                          444       10,545
ConocoPhillips                                                3,859      211,473
Devon Energy Corp.                                            1,347       71,930
Diamond Offshore Drilling Inc.                                  445        9,341
ENSCO International Inc.                                      1,230       33,087
EOG Resources Inc.                                              725       30,334
Equitable Resources Inc.                                        833       33,936
Evergreen Resources Inc. (1)                                    193       10,482
EXCO Resources Inc. (1)                                         464        8,310
Exxon Mobil Corp.                                            36,607    1,314,557
Kerr-McGee Corp.                                                603       27,014
Kinder Morgan Inc.                                              830       45,360
Marathon Oil Corp.                                            1,760       46,376
Murphy Oil Corp.                                                768       40,397
Nabors Industries Ltd. (1)                                      976       38,601
Newfield Exploration Co. (1)                                    433       16,259
Noble Corp. (1)                                                 969       33,237
Noble Energy Inc.                                               476       17,993
Occidental Petroleum Corp.                                    2,321       77,870
Patina Oil & Gas Corp.                                          569       18,293
Pioneer Natural Resources Co. (1)                               727       18,975
Pogo Producing Co.                                              513       21,931
Rowan Companies Inc. (1)                                        782       17,517
St. Mary Land & Exploration Co.                                 436       11,903
Sunoco Inc.                                                     587       22,153
Transocean Inc. (1)                                           1,701       37,371
Unocal Corp.                                                  1,321       37,899
Valero Energy Corp.                                             900       32,697
XTO Energy Inc.                                               2,002       40,260
                                                                      ----------
                                                                       2,963,091
                                                                      ----------
OIL & GAS SERVICES (0.49%)
Baker Hughes Inc.                                             1,932   $   64,857
BJ Services Co. (1)                                             992       37,061
Cooper Cameron Corp. (1)                                        385       19,396
Grant Prideco Inc. (1)                                        1,087       12,772
Halliburton Co.                                               2,294       52,762
Patterson-UTI Energy Inc. (1)                                   460       14,904
Schlumberger Ltd.                                             3,408      162,119
Smith International Inc. (1)                                    919       33,764
Tidewater Inc.                                                  534       15,684
Varco International Inc. (1)                                  1,708       33,477
                                                                      ----------
                                                                         446,796
                                                                      ----------
PACKAGING & CONTAINERS (0.17%)
Ball Corp.                                                      444       20,206
Bemis Co.                                                       472       22,090
Pactiv Corp. (1)                                              1,497       29,506
Sealed Air Corp. (1)                                            557       26,547
Smurfit-Stone Container Corp. (1)                             1,864       24,288
Sonoco Products Co.                                           1,220       29,304
                                                                      ----------
                                                                         151,941
                                                                      ----------
PHARMACEUTICALS (5.42%)
Abbott Laboratories                                           9,202      402,680
Able Laboratories Inc. (1)                                      326        6,422
Advanced Medical Optics Inc. (1)                                702       11,969
AdvancePCS (1)                                                  364       13,916
Alkermes Inc. (1)                                               441        4,741
Allergan Inc.                                                   763       58,827
AmerisourceBergen Corp.                                         677       46,950
Andrx Group (1)                                                 278        5,532
Barr Laboratories Inc. (1)                                      380       24,890
Bristol-Myers Squibb Co.                                     11,451      310,895
Cardinal Health Inc.                                          2,470      158,821
Celgene Corp. (1)                                               870       26,448
CV Therapeutics Inc. (1)                                        294        8,720
DENTSPLY International Inc.                                     523       21,391
Forest Laboratories Inc. (1)                                  2,137      117,001
Gilead Sciences Inc. (1)                                      1,435       79,757
ICN Pharmaceuticals Inc.                                        824       13,810
ImClone Systems Inc. (1)                                        338       10,688
IVAX Corp. (1)                                                1,632       29,131
King Pharmaceuticals Inc. (1)                                 1,514       22,347
KV Pharmaceuticals Co. (1)                                      199        5,532
Ligand Pharmaceuticals Inc. Class B (1)                         123        1,672
Lilly (Eli) & Co.                                             6,631      457,340
Medicines Co. (The) (1)                                          81        1,595
Medicis Pharmaceutical Corp. Class A                            263       14,912
MedImmune Inc. (1)                                            1,536       55,864
Merck & Co. Inc.                                             13,156      796,596
MGI Pharma Inc. (1)                                              82        2,102
Mylan Laboratories Inc.                                       1,397       48,574
Neurocrine Biosciences Inc. (1)                                 458       22,873

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                             Shares     Value
                                                             ------   ----------

U.S. COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
NPS Pharmaceuticals Inc. (1)                                    286   $    6,961
Omnicare Inc.                                                   899       30,377
OSI Pharmaceuticals Inc. (1)                                    276        8,890
Pfizer Inc.                                                  46,372    1,583,604
Schering-Plough Corp.                                         8,128      151,181
Sepracor Inc. (1)                                               615       11,088
Sybron Dental Specialties Inc. (1)                              584       13,782
Watson Pharmaceuticals Inc. (1)                                 684       27,613
Wyeth                                                         7,848      357,476
                                                                      ----------
                                                                       4,972,968
                                                                      ----------
PIPELINES (0.07%)
Dynegy Inc. Class A                                           1,710        7,182
El Paso Corp.                                                 2,721       21,986
Questar Corp.                                                   539       18,040
Williams Companies Inc.                                       2,582       20,398
                                                                      ----------
                                                                          67,606
                                                                      ----------
REAL ESTATE (0.14%)
Catellus Development Corp. (1)                                1,558       34,276
CenterPoint Properties Corp.                                    858       52,553
Developers Diversified Realty Corp.                             490       13,936
Mid Atlantic Realty Trust                                       258        5,403
St. Joe Company (The)                                           687       21,434
                                                                      ----------
                                                                         127,602
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS (0.91%)
AMB Property Corp.                                              482       13,578
Apartment Investment & Management Co. Class A                   684       23,666
Archstone-Smith Trust                                         2,142       51,408
AvalonBay Communities Inc.                                      533       22,727
Boston Properties Inc.                                          868       38,018
CBL & Associates Properties Inc.                              1,169       50,267
Crescent Real Estate Equities Co.                             2,023       33,602
Duke Realty Corp.                                             2,161       59,536
Equity Office Properties Trust                                2,262       61,097
Equity Residential                                            1,663       43,155
General Growth Properties Inc.                                  491       30,658
Health Care Property Investors Inc.                             900       38,115
Host Marriott Corp. (1)                                       3,617       33,096
iStar Financial Inc.                                          1,386       50,589
Kimco Realty Corp.                                            1,449       54,917
Liberty Property Trust                                          609       21,071
Parkway Properties Inc.                                         273       11,480
ProLogis                                                      1,044       28,501
Public Storage Inc.                                           1,161       39,323
Rouse Co. (The)                                                 732       27,889
Simon Property Group Inc.                                     1,406       54,876
U.S. Restaurant Properties Inc.                                 691       10,849

Vornado Realty Trust                                            779   $   33,964
                                                                      ----------
                                                                         832,382
                                                                      ----------
RETAIL (4.85%)
Abercrombie & Fitch Co. Class A (1)                             663       18,836
Amazon.com Inc. (1)                                           1,592       58,092
America's Car-Mart Inc. (1)                                     639       11,681
AutoNation Inc. (1)                                           2,323       36,518
AutoZone Inc. (1)                                               540       41,024
Bed Bath & Beyond Inc. (1)                                    1,746       67,762
Best Buy Co. Inc. (1)                                         1,940       85,205
Big Lots Inc. (1)                                             1,243       18,695
Borders Group Inc. (1)                                          422        7,431
Brinker International Inc. (1)                                  638       22,981
CarMax Inc. (1)                                                 620       18,693
CBRL Group Inc.                                                 446       17,332
Circuit City Stores Inc.                                      1,761       15,497
Coach Inc. (1)                                                  755       37,554
CVS Corp.                                                     2,209       61,918
Darden Restaurants Inc.                                       1,418       26,914
Dick's Sporting Goods Inc. (1)                                   80        2,934
Dillards Inc. Class A                                           798       10,749
Dollar General Corp.                                          2,266       41,377
Dollar Tree Stores Inc. (1)                                     912       28,938
eBay Inc. (1)                                                 1,880      195,858
Family Dollar Stores Inc.                                     1,083       41,316
Federated Department Stores Inc.                              1,129       41,604
Foot Locker Inc.                                              1,571       20,816
Gap Inc. (The)                                                5,325       99,897
Home Depot Inc.                                              13,583      449,869
Hot Topic Inc. (1)                                               87        2,341
Kenneth Cole Productions Class A (1)                            537       10,466
Kohls Corp. (1)                                               2,025      104,045
Krispy Kreme Doughnuts Inc. (1)                                 377       15,525
Limited Brands Inc.                                           3,529       54,700
Lowe's Companies Inc.                                         4,655      199,932
May Department Stores Co. (The)                               1,775       39,512
McDonald's Corp.                                              7,176      158,303
Michaels Stores Inc. (1)                                        521       19,829
Neiman-Marcus Group Inc. Class A (1)                            369       13,505
99 Cents Only Stores (1)                                        339       11,634
Nordstrom Inc.                                                1,188       23,190
Office Depot Inc. (1)                                         2,173       31,530
Outback Steakhouse Inc.                                         707       27,573
Penney (J.C.) Co. Inc. (Holding Co.)                          1,477       24,887
PETsMART Inc. (1)                                             1,459       24,322
Pier 1 Imports Inc.                                             539       10,996
RadioShack Corp.                                              1,024       26,941
Rite Aid Corp. (1)                                            1,754        7,805
Ross Stores Inc.                                                680       29,063
Ruby Tuesday Inc.                                               289        7,147
Sears, Roebuck and Co.                                        1,779       59,846

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------

U.S. COMMON STOCKS (Cont.)

RETAIL (Cont.)
Staples Inc. (1)                                              2,483   $   45,563
Starbucks Corp. (1)                                           2,132       52,277
Target Corp.                                                  5,043      190,827
Tiffany & Co.                                                   929       30,360
TJX Companies Inc.                                            2,974       56,030
Toys R Us Inc. (1)                                            1,627       19,719
Walgreen Co.                                                  5,948      179,035
Wal-Mart Stores Inc.                                         25,687    1,378,621
Wendy's International Inc.                                      849       24,596
Williams-Sonoma Inc. (1)                                        758       22,134
Yum! Brands Inc. (1)                                          1,769       52,292
Zale Corp. (1)                                                  235        9,400
                                                                      ----------
                                                                       4,443,437
                                                                      ----------
SEMICONDUCTORS (2.12%)
Advanced Micro Devices Inc. (1)                               2,723       17,454
Agere Systems Inc. Class B (1)                               12,558       28,883
Altera Corp. (1)                                              1,955       32,062
Amkor Technology Inc. (1)                                     1,275       16,754
Analog Devices Inc. (1)                                       2,019       70,302
Applied Materials Inc. (1)                                    8,858      140,488
Applied Micro Circuits Corp. (1)                              1,962       11,870
Atmel Corp. (1)                                               4,724       11,952
Broadcom Corp. Class A (1)                                    1,710       42,596
Brooks Automation Inc. (1)                                      158        1,792
Conexant Systems Inc. (1)                                     2,618       10,734
Cree Inc. (1)                                                   662       10,777
Cypress Semiconductor Corp. (1)                               1,380       16,560
GlobeSpanVirata Inc. (1)                                      1,350       11,138
Integrated Device Technology Inc. (1)                         1,302       14,387
Intel Corp.                                                  37,979      789,356
International Rectifier Corp. (1)                               542       14,536
Intersil Corp. Class A (1)                                      818       21,767
KLA-Tencor Corp. (1)                                          1,024       47,606
Lam Research Corp. (1)                                          635       11,563
Lattice Semiconductor Corp. (1)                                 998        8,214
Linear Technology Corp.                                       1,630       52,502
LSI Logic Corp. (1)                                           2,650       18,762
Maxim Integrated Products Inc.                                1,802       61,610
Microchip Technology Inc.                                     1,264       31,132
Micron Technology Inc. (1)                                    3,278       38,123
Mykrolis Corp. (1)                                              239        2,426
National Semiconductor Corp. (1)                              1,056       20,824
Novellus Systems Inc. (1)                                       782       28,638
NVIDIA Corp. (1)                                              1,025       23,585
OmniVision Technologies Inc. (1)                                281        8,767
ON Semiconductor Corp. (1)                                    7,353       19,853
PMC-Sierra Inc. (1)                                             457        5,361
QLogic Corp. (1)                                                551       26,630
Rambus Inc. (1)                                                 629       10,423
Silicon Laboratories Inc. (1)                                   243        6,474
Skyworks Solutions Inc. (1)                                   1,065        7,210
Teradyne Inc. (1)                                             1,123   $   19,439
Texas Instruments Inc.                                        9,431      165,986
TriQuint Semiconductor Inc. (1)                               1,213        5,046
Varian Semiconductor Equipment Associates Inc. (1)              201        5,982
Vitesse Semiconductor Corp. (1)                               2,369       11,655
Xilinx Inc. (1)                                               1,828       46,267
                                                                      ----------
                                                                       1,947,486
                                                                      ----------
SOFTWARE (3.48%)
Adobe Systems Inc.                                            1,150       36,881
Akamai Technologies Inc. (1)                                  1,781        8,513
Ariba Inc. (1)                                                3,036        9,017
Ascential Software Corp. (1)                                    499        8,208
Autodesk Inc.                                                 1,207       19,505
Automatic Data Processing Inc.                                3,475      117,664
BEA Systems Inc. (1)                                          2,176       23,631
BMC Software Inc. (1)                                         1,450       23,679
Cadence Design Systems Inc. (1)                               1,721       20,755
Centillium Communications Inc. (1)                              198        1,962
Certegy Inc. (1)                                                587       16,289
CheckFree Corp. (1)                                             626       17,428
ChoicePoint Inc. (1)                                            710       24,509
Citrix Systems Inc. (1)                                       1,267       25,796
Computer Associates International Inc.                        3,271       72,878
Compuware Corp. (1)                                           3,155       18,204
CSG Systems International Inc. (1)                              837       11,827
Documentum Inc. (1)                                             544       10,700
Electronic Arts Inc. (1)                                        842       62,300
eUniverse Inc. (1)(2)                                         3,155       11,421
First Data Corp.                                              4,455      184,615
Fiserv Inc. (1)                                               1,018       36,251
IMPAC Medical Systems Inc. (1)                                  245        5,116
IMS Health Inc.                                               1,434       25,798
Intuit Inc. (1)                                               1,184       52,724
Mercury Interactive Corp. (1)                                   536       20,695
Micromuse Inc. (1)                                              611        4,882
Microsoft Corp.                                              63,087    1,615,658
Netegrity Inc. (1)                                            2,375       13,870
Network Associates Inc. (1)                                     830       10,524
Novell Inc. (1)                                               2,219        6,835
Oracle Corp. (1)                                             30,485      366,430
Parametric Technology Corp. (1)                               1,981        6,042
PeopleSoft Inc. (1)                                           1,534       26,983
ProQuest Co. (1)                                                189        4,876
RealNetworks Inc. (1)                                         1,281        8,685
Reynolds & Reynolds Co. (The) Class A                           352       10,053
SAFLINK Corp. (1)                                               537        3,405
SERENA Software Inc. (1)                                        406        8,477
Siebel Systems Inc. (1)                                       3,022       28,830
Sybase Inc. (1)                                                 803       11,170
Symantec Corp. (1)                                              849       37,237

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

U.S. COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
TIBCO Software Inc. (1)                                      1,514   $     7,706
Total System Services Inc.                                     636        14,183
Vignette Corp. (1)                                           5,453        11,342
Websense Inc. (1)                                              316         4,949
Yahoo! Inc. (1)                                              3,579       117,248
                                                                     -----------
                                                                       3,185,751
                                                                     -----------
TELECOMMUNICATION EQUIPMENT (0.58%)
ADC Telecommunications Inc. (1)                              4,999        11,638
Advanced Fibre Communications Inc. (1)                         922        15,001
American Tower Corp. Class A (1)                             1,826        16,160
Andrew Corp. (1)                                               589         5,419
Avaya Inc. (1)                                               2,456        15,866
CIENA Corp. (1)                                              3,327        17,267
Comverse Technology Inc. (1)                                 1,099        16,518
Harris Corp.                                                   447        13,432
JDS Uniphase Corp. (1)                                       8,704        30,551
Lucent Technologies Inc. (1)                                19,904        40,405
Motorola Inc.                                               12,418       117,102
QUALCOMM Inc.                                                4,600       164,450
RF Micro Devices Inc. (1)                                    1,372         8,259
Scientific-Atlanta Inc.                                        924        22,028
Sonus Networks Inc. (1)                                      1,970         9,909
Sycamore Networks Inc. (1)                                   1,453         5,565
Tellabs Inc. (1)                                             3,079        20,229
                                                                     -----------
                                                                         529,799
                                                                     -----------
TELECOMMUNICATIONS (1.40%)
Allen Telecom Inc. (1)                                         115         1,900
AT&T Wireless Services Inc. (1)                             14,509       119,119
Avocent Corp. (1)                                              440        13,169
Citizens Communications Co. (1)                              2,393        30,846
Corning Inc. (1)                                             6,588        48,685
Cox Communications Inc. Class A (1)                          1,908        60,865
Crown Castle International Corp. (1)                         1,729        13,434
EchoStar Communications Corp. (1)                            1,653        57,227
Emulex Corp. (1)                                               707        16,098
General Motors Corp. Class H (1)                             6,172        79,063
InterDigital Communications Corp. (1)                          638        14,910
Level 3 Communications Inc. (1)                              3,331        22,118
Nextel Communications Inc. Class A (1)                       5,963       107,811
PanAmSat Corp. (1)                                             568        10,468
Plantronics Inc. (1)                                           268         5,808
Powerwave Technologies Inc. (1)                                408         2,558
Qwest Communications International Inc. (1)                  9,458        45,209
Sprint Corp. (PCS Group) (1)                                 5,521        31,746
Verizon Communications Inc.                                 15,201       599,679
Western Wireless Corp. Class A (1)                             475         5,477
                                                                     -----------
                                                                       1,286,190
                                                                     -----------
TELEPHONE (1.13%)
Alltel Corp.                                                 1,780   $    85,832
AT&T Corp.                                                   4,448        85,624
BellSouth Corp.                                             10,242       272,744
CenturyTel Inc.                                                921        32,097
SBC Communications Inc.                                     18,308       467,769
Sprint Corp. (FON Group)                                     4,846        69,782
Telephone & Data Systems Inc.                                  381        18,936
                                                                     -----------
                                                                       1,032,784
                                                                     -----------
TEXTILES (0.06%)
Cintas Corp.                                                 1,046        37,070
Mohawk Industries Inc. (1)                                     400        22,212
                                                                     -----------
                                                                          59,282
                                                                     -----------
TOBACCO (0.66%)
Altria Group Inc.                                           11,923       541,781
Loews Corporation - Carolina Group                             447        12,069
R.J. Reynolds Tobacco Holdings Inc.                            439        16,335
UST Inc.                                                     1,059        37,097
                                                                     -----------
                                                                         607,282
                                                                     -----------
TOYS/GAMES/HOBBIES (0.09%)
Action Performance Companies Inc.                              247         4,693
Hasbro Inc.                                                  1,425        24,923
Marvel Enterprises Inc. (1)                                     82         1,566
Mattel Inc.                                                  2,925        55,341
                                                                     -----------
                                                                          86,523
                                                                     -----------
TRANSPORTATION (0.93%)
Burlington Northern Santa Fe Corp.                           2,194        62,397
CH Robinson Worldwide Inc.                                     267         9,495
CNF Inc.                                                       553        14,035
CSX Corp.                                                    1,256        37,793
Expeditors International Washington Inc.                       958        33,185
FedEx Corp.                                                  1,807       112,088
Landstar System Inc. (1)                                       403        25,329
Norfolk Southern Corp.                                       2,454        47,117
Union Pacific Corp.                                          1,450        84,129
United Parcel Service Inc. Class B                           6,660       424,242
                                                                     -----------
                                                                         849,810
                                                                     -----------
TRUCKING & LEASING (0.01%)
Ryder System Inc.                                              423        10,837
                                                                     -----------
WATER (0.05%)
Middlesex Water Co.                                          1,894        46,668
                                                                     -----------
TOTAL U.S. COMMON STOCKS
(Cost: $72,988,330)                                                   60,938,322
                                                                     -----------

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------

INTERNATIONAL COMMON STOCKS (18.96%)

AUSTRALIA (0.97%)
Broken Hill Proprietary Co. Ltd.                              5,000   $   28,972
Coles Myer Ltd. ADR                                           3,319      123,799
Commonwealth Bank of Australia                                3,113       61,693
National Australia Bank ADR                                   1,210      135,823
News Corporation Ltd. ADR                                     2,847       86,179
Rio Tinto PLC ADR                                             2,238      171,319
Westpac Banking Corp. Ltd. ADR                                5,289      289,203
                                                                      ----------
                                                                         896,988
                                                                      ----------
DENMARK (0.26%)
Novo-Nordisk A/S ADR                                          4,247      147,243
TDC A/S ADR                                                   5,834       88,385
                                                                      ----------
                                                                         235,628
                                                                      ----------
FINLAND (0.39%)
Nokia OYJ ADR                                                12,141      199,477
Outokumpu OYJ                                                 2,701       23,728
Rautaruukki OYJ (1)                                          18,644       80,287
Stora Enso OYJ Class R                                        2,198       24,559
UPM-Kymmene OYJ                                               1,010       14,741
                                                                      ----------
                                                                         342,792
                                                                      ----------
FRANCE (1.57%)
Alcatel SA ADR (1)                                            7,505       67,170
Aventis SA ADR                                                5,421      296,529
AXA ADR                                                      13,204      206,114
BNP Paribas SA                                                1,470       74,697
France Telecom SA ADR                                         1,981       48,832
LVMH Moet Hennessy Louis Vuitton SA                           3,287      163,026
Societe Generale Class A                                        784       49,697
STMicroelectronics NV                                         1,225       25,687
Total SA                                                      3,360      254,688
Total SA                                                        384       58,031
Vivendi Universal SA (1)                                      1,158       21,077
Vivendi Universal SA ADR (1)                                  2,336       43,076
Zodiac SA                                                     5,500      134,150
                                                                      ----------
                                                                       1,442,774
                                                                      ----------
GERMANY (0.91%)
DaimlerChrysler AG                                            6,974      242,137
Deutsche Bank AG                                              1,384       89,765
Deutsche Telekom AG ADR (1)                                   7,627      115,930
E.ON AG                                                       1,627       83,647
RWE AG                                                        2,056       62,071
SAP AG ADR                                                    3,739      109,254
Siemens AG                                                    2,511      123,183
                                                                      ----------
                                                                         825,987
                                                                      ----------
GREECE (0.04%)
Technical Olympic SA                                         10,380       40,528
                                                                      ----------
HONG KONG (0.29%)
ASM Pacific Technology Ltd.                                   8,500   $   24,852
CLP Holdings Ltd.                                             9,000       39,355
Esprit Holdings Ltd.                                         14,000       34,200
Hong Kong & China Gas Co. Ltd.                               60,000       75,787
Hong Kong Exchanges & Clearing Ltd.                          28,000       40,215
Hongkong Electric Holdings Ltd.                              10,500       41,202
Wharf Holdings Ltd.                                           5,000        9,618
                                                                      ----------
                                                                         265,229
                                                                      ----------
IRELAND (0.22%)
Allied Irish Banks PLC ADR                                    6,731      201,324
                                                                      ----------
ITALY (0.72%)
Benetton Group SpA ADR                                        7,416      155,736
ENI-Ente Nazionale Idrocarburi SpA ADR                        2,344      178,238
Fiat SpA (1)                                                  3,053       22,227
Fiat SpA ADR (1)                                              6,859       49,248
San Paolo-IMI SpA ADR                                         9,236      173,822
Snam Rete Gas SpA                                            14,808       58,156
Telecom Italia Mobile SpA                                     2,000        9,853
Tiscali SpA (1)                                               3,307       16,899
                                                                      ----------
                                                                         664,179
                                                                      ----------
JAPAN (4.42%)
Canon Inc. ADR                                                3,646      166,440
Dainippon Screen Manufacturing Co. Ltd. (1)                  18,000       88,145
Dowa Mining Co. Ltd.                                         13,000       49,910
East Japan Railway Co.                                           24      106,733
Fuji Photo Film Co. Ltd. ADR                                  4,261      122,759
Hitachi Ltd. ADR                                              2,273       96,148
Honda Motor Co. Ltd.                                            200        7,579
Honda Motor Company Ltd. ADR                                  5,344      101,803
Ito-Yokado Co. Ltd. ADR (2)                                   3,268       78,040
Japan Airlines System Corp. ADR                               9,187       97,903
JFE Holdings Inc.                                             3,800       56,964
Kamigumi Co. Ltd.                                            31,000      155,161
Kawasaki Kisen Kaisha Ltd.                                   41,000       99,021
Kirin Brewery Co. Ltd. ADR                                   29,957      208,501
Kubota Corp. ADR                                             10,921      147,980
Kyocera Corp. ADR                                             1,102       62,814
Makita Corp.                                                  8,000       64,959
Makita Corp. ADR                                              5,370       42,423
Matsushita Electric Industrial Co. Ltd. ADR                  11,218      112,741
Millea Holdings Inc. ADR                                      5,756      221,261
Mitsubishi Corp. ADR                                          8,746      119,383
Mitsui & Co. ADR                                              1,350      132,975
Murata Manufacturing Co. Ltd.                                 1,100       43,240
NEC Corp. ADR                                                17,475       88,074
Nintendo Co. Ltd.                                               700       50,893

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------
INTERNATIONAL COMMON STOCKS (Cont.)

JAPAN (Cont.)
Nippon Telegraph & Telephone Corp. ADR                        5,642   $  111,712
Nippon Unipac Holding                                            16       62,494
Nissan Motor Co. Ltd. ADR                                     5,064       95,456
Nomura Holdings Inc.                                          8,000      101,537
NTT DoCoMo Inc.                                                  45       97,439
Oji Paper Co. Ltd.                                           14,000       61,212
Osaka Gas Co. Ltd.                                           26,000       64,310
Pioneer Corp. ADR                                             4,582      104,332
Ricoh Corp. Ltd. ADR                                          1,233      103,264
Rohm Co. Ltd.                                                   400       43,606
Seven-Eleven Japan Co. Ltd.                                   2,000       49,802
Sony Corp. ADR                                                2,767       77,476
Sumitomo Metal Mining Co. Ltd.                               11,000       42,140
Sumitomo Mitsui Financial Group Inc.                             32       69,823
Takeda Chemical Industries Ltd.                               2,700       99,613
Tokyo Electric Power Co. Inc. (The)                           4,900       93,654
Tokyo Electron Ltd.                                           1,000       47,387
Toyota Motor Corp.                                            7,400      191,664
Trend Micro Inc. (1)                                          2,000       31,064
                                                                      ----------
                                                                       4,069,835
                                                                      ----------
LUXEMBOURG (0.03%)
Arcelor                                                       2,038       23,731
                                                                      ----------
NETHERLANDS (1.41%)
Abn Amro Holding NV ADR                                      14,235      271,746
Aegon NV ADR                                                  7,301       73,302
Akzo Nobel NV ADR                                             4,026      107,293
ING Groep NV ADR                                              5,560       97,467
Koninklijke Ahold NV ADR                                     10,311       86,303
Koninklijke KPN NV (1)                                        3,744       26,527
Koninklijke Philips Electronics NV NY Shares                  6,872      131,324
Reed Elsevier NV ADR                                          7,170      170,288
Royal Dutch Petroleum Co.                                     6,000      278,498
Unilever NV CVA                                                 835       44,799
                                                                      ----------
                                                                       1,287,547
                                                                      ----------
NEW ZEALAND (0.04%)
Telecom Corp. of New Zealand Ltd. ADR                         1,672       40,730
                                                                      ----------
PANAMA (0.13%)
Carnival Corp.                                                3,580      116,386
                                                                      ----------
PORTUGAL (0.04%)
Banco Comercial Portugues SA ADR                              4,146       36,899
                                                                      ----------
SINGAPORE (0.15%)
Chartered Semiconductor Manufacturing Ltd. ADR (1)            1,708        8,796
Neptune Orient Lines Ltd. (1)                                60,000       50,426
Singapore Exchange Ltd.                                     103,000   $   80,131
                                                                      ----------
                                                                         139,353
                                                                      ----------
SPAIN (0.87%)
Acerinox SA                                                     859       32,828
Banco Bilbao Vizcaya Argentaria SA ADR                       13,380      140,356
Banco Santander Central Hispano SA ADR                       33,904      299,033
Repsol YPF SA ADR                                             8,103      131,026
Telefonica SA ADR                                             5,565      192,382
                                                                      ----------
                                                                         795,625
                                                                      ----------
SWEDEN (0.26%)
Hoganas AB Class B                                            2,667       54,307
Holmen AB Class B                                               635       17,333
Sapa AB                                                       2,950       59,332
SSAB Svenskt Stal AB Series A                                 1,492       19,943
SSAB Svenskt Stal AB Series B                                 2,281       29,065
Svenska Cellulosa AB Class B                                    835       28,529
Telefonaktiebolaget LM Ericsson AB ADR (1)                    3,558       37,822
                                                                      ----------
                                                                         246,331
                                                                      ----------
SWITZERLAND (1.36%)
Adecco SA ADR                                                 9,417       98,408
Centerpulse ADR                                               3,453       93,231
Credit Suisse Group                                           4,245      111,723
Logitech International SA - Registered (1)                      655       24,565
Nestle SA                                                       990      204,278
Novartis AG                                                   7,000      276,992
Roche Holding AG - Genusschein                                1,745      136,877
Societe Generale de Surveillance Holding SA                     110       42,959
Swiss Re                                                      1,466       81,225
UBS AG - Registered                                           3,065      170,498
                                                                      ----------
                                                                       1,240,756
                                                                      ----------
UNITED KINGDOM (4.88%)
AstraZeneca PLC ADR                                           6,936      282,781
Barclays PLC ADR (3)                                          9,636      288,309
BHP Billiton PLC                                              6,247       32,884
BP PLC                                                       20,824      144,409
BP PLC ADR                                                    7,460      313,469
British American Tobacco PLC                                  5,886       66,775
British Sky Broadcasting PLC ADR (1)                          2,584      116,538
British Telecom PLC ADR                                       4,687      157,764
Cadbury Schweppes PLC ADR                                     9,338      225,793
Centrica PLC                                                 31,278       90,711
Diageo PLC ADR                                                7,483      327,456

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
INTERNATIONAL COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
GlaxoSmithKline PLC ADR                                      9,795   $  397,0893
Hanson PLC ADR                                               7,970       225,232
HBOS PLC                                                     8,301       107,460
Hong Kong & Shanghai Banking ADR                             2,415       142,751
HSBC Holdings PLC                                           17,008       200,951
Lloyds TSB Group PLC                                        14,504       102,975
National Grid Transco PLC                                   14,421        97,805
Reuters Group PLC                                            2,646         7,674
Reuters Group PLC ADR                                        2,299        40,416
Royal Bank of Scotland Group PLC                             5,435       152,466
Scottish & Southern Energy PLC                               9,113        93,836
Scottish Power PLC                                          13,631        81,875
Shell Transport & Trading Co. PLC                           28,864       190,520
Tesco PLC                                                   22,629        81,871
Unilever PLC                                                 8,667        69,006
Vodafone Group PLC                                          24,234        47,388
Vodafone Group PLC ADR                                      18,793       369,282
                                                                     -----------
                                                                       4,455,486
                                                                     -----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $23,997,482)                                                   17,368,108
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $96,985,812)                                                   78,306,430
                                                                     -----------

                                                         Shares or
                                                         principal
                                                          amount        Value
                                                        ----------   -----------

U.S. GOVERNMENT OBLIGATIONS (13.21%)

U.S. Treasury Bonds
   5.38%, 02/15/2031                                    $  380,000   $   427,901
   6.13%, 11/15/2027                                     1,165,000     1,418,115
   6.25%, 08/15/2023                                       630,000       771,701
   7.50%, 11/15/2016                                       910,000     1,235,289
   8.00%, 11/15/2021                                     2,810,000     4,070,878
   8.13%, 08/15/2019                                       695,000     1,005,171
   8.13%, 05/15/2021                                     1,200,000     1,752,422
   8.13%, 08/15/2021                                       360,000       526,416

U.S. Treasury Notes
   3.88%, 02/15/2013                                       880,000       905,540
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,719,789)                                                   12,113,433
                                                                     -----------
SHORT TERM INSTRUMENTS (10.86%)
Barclays Global Investors Funds Institutional
   Money Market Fund, Institutional Shares (4)           6,538,307   $ 6,538,307
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional Shares (4)           1,290,563     1,290,563
BlackRock Temp Cash Money Market Fund (4)                   65,082        65,082
Short Term Investment Co. - Liquid Assets
   Money Market Portfolio (4)                              338,411       338,411
Short Term Investment Co. - Prime Money
   Market Portfolio, Institutional Shares (4)              143,396       143,396
Abbey National Treasury Services PLC, Time Deposit,
   1.38%, 07/01/2003 (4)                                $   86,038        86,038
Beta Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                    71,687        71,687
   1.17%, 08/15/2003 (4)                                   107,553       107,553
Canadian Imperial Bank of Commerce,
   Floating Rate Note,
   1.07%, 10/30/2003 (4)                                    57,358        57,358
CC USA Inc., Floating Rate Note,
   1.10%, 04/19/2004 (4)                                    63,091        63,091
   1.31%, 05/24/2004 (4)                                   143,382       143,382
Dorada Finance Inc., Floating Rate Note,
   1.06%, 05/20/2004 (4)                                   143,374       143,374
Five Finance Inc., Floating Rate Note,
   1.15%, 04/15/2004 (4)                                    71,698        71,698
HBOS Treasury Services PLC, Floating Rate Note,
   1.27%, 06/24/2004 (4)                                   143,396       143,396
Holmes Financing PLC, Floating Rate Bond,
   1.14%, 04/15/2004 (4)                                    28,679        28,679
K2 USA LLC, Floating Rate Note,
   1.15%, 05/17/2004 (4)                                    71,694        71,694
   1.22%, 04/13/2004 (4)                                    71,694        71,694
Links Finance LLC, Floating Rate Note,
   0.98%, 06/28/2004 (4)                                    71,684        71,684
   1.08%, 03/29/2004 (4)                                    71,698        71,698
   1.29%, 05/04/2004 (4)                                    71,694        71,694
Sigma Finance Inc., Floating Rate Note,
   1.13%, 10/15/2003 (4)                                   143,389       143,389
White Pine Finance LLC, Floating Rate Note,
   1.07%, 04/20/2004 (4)                                    71,698        71,698
   1.14%, 05/17/2004 (4)                                    86,038        86,038
                                                                     -----------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,951,604)                                                     9,951,604
                                                                     -----------

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                       Shares or
                                                       principal
                                                        amount         Value
                                                       ---------   ------------

REPURCHASE AGREEMENTS (0.11%)
Bank of America NA Repurchase
   Agreement, dated 06/30/2003, due 07/01/2003,
   with an effective yield of 1.30%. (4)                $71,698    $     71,698
Merrill Lynch Government Securities Inc.
   Repurchase Agreement, dated 06/30/2003, due
   07/01/2003, with an effective yield
   of 1.38%. (4)                                         28,679          28,679
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $100,377)                                                        100,377
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (109.61%)
(Cost $118,757,582)                                                 100,471,844
OTHER ASSETS, NET OF LIABILITIES (-9.61%)                            (8,810,251)
                                                                   ------------
NET ASSETS (100.00%)                                               $ 91,661,593
                                                                   ============

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(4) All or a portion of this security represents investments of securities lending collateral.

                See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                           MASTER INVESTMENT PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                                              S&P 500 Index     Russell 2000 Index
                                                             Master Portfolio    Master Portfolio
                                                             ----------------   ------------------
Assets
   Investments at cost:

      Unaffiliated issuers                                    $3,082,175,264       $130,049,882
                                                              --------------       ------------
      Non-controlled affiliated issuers                       $           --       $  3,800,461
                                                              --------------       ------------
      Foreign currency, at cost                               $           --       $         --
                                                              --------------       ------------
   Investments in securities, at value
      (including securities on loan (1)) (Note 1)
      Unaffiliated issuers                                    $2,990,490,543       $129,937,469
      Non-controlled affiliated issuers                                   --          4,757,039
   Cash pledged for margin requirements (Note 1)                          --                 --
   Foreign currency, at value                                             --                 --
   Receivables:
      Investment securities sold                                          --         18,738,603
      Dividends and interest                                       3,505,157            129,667
      Due from broker - variation margin                                  --              6,976
   Unrealized gain on forward foreign currency exchange
      contracts                                                           --                 --
                                                              --------------       ------------
   Total Assets                                                2,993,995,700        153,569,754
                                                              --------------       ------------
Liabilities
   Payables:
      Investment securities purchased                                     --         18,866,230
      Due to broker - variation margin                                22,260                 --
      Collateral for securities loaned (Note 4)                  142,749,585         16,323,406
      Due to bank                                                         --             62,775
      Advisory fees (Note 2)                                         255,909             14,584
      Administration fees (Note 2)                                        --              5,005
   Foreign currency, at value (Cost: $18,772)                             --                 --
   Unrealized loss on forward foreign currency exchange
      contracts                                                           --                 --
                                                              --------------       ------------
   Total Liabilities                                             143,027,754         35,272,000
                                                              --------------       ------------
   Net Assets                                                 $2,850,967,946       $118,297,754
                                                              ==============       ============

(1) Securities on loan with market values of $137,590,771, $15,695,381, $13,357,771, $11,890,633, $26,838,467, $69,071,794, $11,692,104 and $7,372,769,
respectively. See Note 4.

                See accompanying notes to financial statements.

International Index   LifePath Retirement    LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
 Master Portfolio      Master Portfolio     Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio
-------------------   -------------------   ----------------   ----------------   ----------------   ----------------



    $146,018,926          $63,087,040         $171,874,860       $418,986,698       $141,991,560       $118,757,582
    ------------          -----------         ------------       ------------       ------------       ------------
    $  1,030,497          $        --         $         --       $         --       $         --       $         --
    ------------          -----------         ------------       ------------       ------------       ------------
    $    184,290          $     4,453         $     19,867       $     43,745       $         --       $      6,176
    ------------          -----------         ------------       ------------       ------------       ------------


    $123,788,194          $64,028,915         $172,237,068       $385,622,658       $145,904,212       $100,471,844
       1,140,721                   --                   --                 --                 --                 --
       1,206,335                   --                   --                 --                 --                 --
         182,585                4,466               19,682             43,366                 --              9,230

         102,322              299,672               12,457            697,543          5,319,702          1,357,112
         485,269              365,393              890,531          1,402,693            517,083            301,716
              --                   --                   --                 --             18,901                 --

          66,241                   --                   --                 --                 --                 --
    ------------          -----------         ------------       ------------       ------------       ------------
     126,971,667           64,698,446          173,159,738        387,766,260        151,740,997        102,139,902
    ------------          -----------         ------------       ------------       ------------       ------------


         179,859              710,362              955,526          3,141,453          6,338,964          2,837,722
         988,179                   --                   --                 --                 --                 --
      14,061,587           12,152,485           27,502,094         70,908,992         12,069,222          7,598,238
              --                   23                  197                265                139                 95
          22,557               24,995               71,664            150,600             66,386             42,254
          29,852                   --                   --                 --                 --                 --
              --                   --                   --                 --             18,901                 --

           2,002                   --                   --                 --                 --                 --
    ------------          -----------         ------------       ------------       ------------       ------------
      15,284,036           12,887,865           28,529,481         74,201,310         18,493,612         10,478,309
    ------------          -----------         ------------       ------------       ------------       ------------
    $111,687,631          $51,810,581         $144,630,257       $313,564,950       $133,247,385       $ 91,661,593
    ============          ===========         ============       ============       ============       ============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                            STATEMENTS OF OPERATIONS
                     For the Six Months Ended June 30, 2003
                                   (Unaudited)

                                                                                      S&P 500 Index    Russell 2000 Index
                                                                                    Master Portfolio    Master Portfolio
                                                                                    ----------------   ------------------
Net Investment Income
   Dividends (1)                                                                      $ 21,247,302        $   641,105
   Interest                                                                                748,126             25,262
   Securities lending income                                                                44,064             16,477
                                                                                      ------------        -----------
      Total investment income                                                           22,039,492            682,844

Expenses (Note 2)
   Advisory fees                                                                           620,619             35,954
   Administration fees                                                                          --              8,989
                                                                                      ------------        -----------
Total expenses                                                                             620,619             44,943
                                                                                      ------------        -----------
Net investment income                                                                   21,418,873            637,901

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) on sale of investments                                     (51,725,104)           473,343
   Net realized gain (loss) on sale of futures contracts                                 7,697,446            435,434
   Net realized gain (loss) on foreign currency transactions                                    --                 --
   Net change in unrealized appreciation (depreciation) of investments                 310,520,446         15,120,521
   Net change in unrealized appreciation (depreciation) of futures contracts             1,004,340              3,302
   Net change in unrealized appreciation (depreciation) on translation of assets
      and liabilities in foreign currencies                                                     --                 --
                                                                                      ------------        -----------
Net gain on investments                                                                267,497,128         16,032,600
                                                                                      ------------        -----------
Net increase in net assets resulting from operations                                  $288,916,001        $16,670,501
                                                                                      ============        ===========

(1) Net of foreign withholding tax of $6,109, $316, $287,968, $12,529, $50,317,
$136,861, $59,400 and $46,540, respectively.

                 See accompanying notes to financial statements.

International Index   LiefePath Retirement     LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
  Master Portfolio      Master Portfolio     Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio
-------------------   --------------------   ----------------   ----------------   ----------------   ----------------

    $ 1,748,422            $  176,746          $   725,487        $ 2,067,885        $   919,330        $   680,193
          5,449               459,457            1,003,144          1,458,534            385,926            205,726
         22,047                 4,494               11,894             23,393             20,190              5,638
    -----------            ----------          -----------        -----------        -----------        -----------
      1,775,918               640,697            1,740,525          3,549,812          1,325,446            891,557

         71,286                74,805              217,593            484,656            191,516            130,911
         47,524                    --                   --                 --                 --                 --
    -----------            ----------          -----------        -----------        -----------        -----------
        118,810                74,805              217,593            484,656            191,516            130,911
    -----------            ----------          -----------        -----------        -----------        -----------
      1,657,108               565,892            1,522,932          3,065,156          1,133,930            760,646


     (2,232,742)             (318,819)          (2,256,115)        (9,094,781)        (3,062,518)        (9,488,810)
        (23,218)                   --                   --                 --                 --                 --
        124,873                 2,545               14,623             (4,576)             8,945              2,623
     10,264,998             2,336,168            9,675,582         30,224,849         12,994,501         16,911,936
          6,318                    --                   --                 --                 --                 --

         10,013                  (948)              (1,021)            (1,749)              (986)             2,654
    -----------            ----------          -----------        -----------        -----------        -----------
      8,150,242             2,018,946            7,433,069         21,123,743          9,939,942          7,428,403
    -----------            ----------          -----------        -----------        -----------        -----------
    $ 9,807,350            $2,584,838          $ 8,956,001        $24,188,899        $11,073,872        $ 8,189,049
    ===========            ==========          ===========        ===========        ===========        ===========

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            S&P 500 Index Master Portfolio
                                                                           -------------------------------
For the six months ended June 30, 2003 (unaudited) and the year
ended December 31, 2002                                                         2003             2002
                                                                           --------------   --------------
Increase (decrease) in net assets

Operations:
   Net investment income                                                   $   21,418,873       40,577,166
   Net realized gain (loss)                                                   (44,027,658)    (255,819,289)
   Net change in unrealized appreciation (depreciation)                       311,524,786     (457,092,164)
                                                                           --------------   --------------
Net increase (decrease) in net assets resulting from operations               288,916,001     (672,334,287)

Interestholder transactions:
   Contributions                                                              680,765,775    1,124,925,648
   Withdrawals                                                               (458,632,915)    (904,586,226)
                                                                           --------------   --------------
   Net increase in net assets resulting from interestholder transactions      222,132,860      220,339,422
                                                                           --------------   --------------
Increase (decrease) in net assets                                             511,048,861     (451,994,865)

NET ASSETS:
   Beginning of period                                                      2,339,919,085    2,791,913,950
                                                                           --------------   --------------
   End of period                                                           $2,850,967,946   $2,339,919,085
                                                                           ==============   ==============

                See accompanying notes to financial statements.

Russell 2000 Index Master Portfolio   International Index Master Portfolio
-----------------------------------   ------------------------------------

        2003           2002                    2003           2002
    ------------   ------------            ------------   ------------




    $    637,901   $    991,617            $  1,657,108   $  1,759,925
         908,777     (1,063,778)             (2,131,087)    (6,912,895)
      15,123,823    (16,541,836)             10,281,329    (10,611,535)
    ------------   ------------            ------------   ------------
      16,670,501    (16,613,997)              9,807,350    (15,764,505)


      28,282,562     36,605,722              17,871,279     48,313,518
      (4,112,934)    (8,022,226)             (6,926,447)   (34,072,197)
    ------------   ------------            ------------   ------------
      24,169,628     28,583,496              10,944,832     14,241,321
    ------------   ------------            ------------   ------------
      40,840,129     11,969,499              20,752,182     (1,523,184)


      77,457,625     65,488,126              90,935,449     92,458,633
    ------------   ------------            ------------   ------------
    $118,297,754   $ 77,457,625            $111,687,631   $ 90,935,449
    ============   ============            ============   ============

                See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      LifePath Retirement Master Portfolio
                                                          -------------------------------------------------------------
                                                          Six months ended
                                                            June 30, 2003         Period ended            Year ended
                                                            (unaudited)       December 31, 2002 (1)   February 28, 2002
                                                          -----------------   ---------------------   -----------------
Increase (decrease) in net assets

Operations:
   Net investment income                                    $    565,892          $  1,063,583          $  2,309,590
   Net realized gain (loss)                                     (316,274)              (47,763)            1,795,486
   Net change in unrealized appreciation (depreciation)        2,335,220            (1,664,379)           (2,311,088)
                                                            ------------          ------------          ------------
Net increase (decrease) in net assets resulting
   from operations                                             2,584,838              (648,559)            1,793,988

Interestholder transactions:
   Contributions                                              18,967,669            21,078,592            30,951,244
   Withdrawals                                               (10,205,855)          (22,734,457)          (95,547,521)
                                                            ------------          ------------          ------------
Net increase (decrease) in net assets resulting
   from interestholder transactions                            8,761,814            (1,655,865)          (64,596,277)
                                                            ------------          ------------          ------------
Increase (decrease) in net assets                             11,346,652            (2,304,424)          (62,802,289)

NET ASSETS:
   Beginning of period                                        40,463,929            42,768,353           105,570,642
                                                            ------------          ------------          ------------
   End of period                                            $ 51,810,581          $ 40,463,929          $ 42,768,353
                                                            ============          ============          ============

                                                                      LifePath 2030 Master Portfolio
                                                          ---------------------------------------------------------
                                                          Six months ended
                                                            June 30, 2003         Period ended            Year ended
                                                             (unaudited)      December 31, 2002 (1)   February 28, 2002
                                                          -----------------   ---------------------   -----------------
Increase (decrease) in net assets

Operations:
   Net investment income                                    $  1,133,930          $  1,678,094          $   3,067,702
   Net realized gain (loss)                                   (3,053,573)           (5,796,135)            20,799,655
   Net change in unrealized appreciation (depreciation)       12,993,515           (11,856,843)           (34,991,407)
                                                            ------------          ------------          -------------
Net increase (decrease) in net assets resulting
   from operations                                            11,073,872           (15,974,884)           (11,124,050)

Interestholder transactions:
   Contributions                                              37,485,651            35,206,565             89,451,581
   Withdrawals                                               (17,541,396)          (36,875,703)          (240,386,251)
                                                            ------------          ------------          -------------
Net increase (decrease) in net assets
   resulting from interestholder transactions                 19,944,255            (1,669,138)          (150,934,670)
                                                            ------------          ------------          -------------
Increase (decrease) in net assets                             31,018,127           (17,644,022)          (162,058,720)

NET ASSETS:
   Beginning of period                                       102,229,258           119,873,280            281,932,000
                                                            ------------          ------------          -------------
   End of period                                            $133,247,385          $102,229,258          $ 119,873,280
                                                            ============          ============          =============

(1) For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

                 See accompanying notes to financial statements

              LifePath 2010 Master Portfolio                               LifePath 2020 Master Portfolio
----------------------------------------------------------   ----------------------------------------------------------
Six months ended                                             Six months ended
 June 30, 2003         Period ended          Year ended       June 30, 2003         Period ended          Year ended
   (unaudited)     December 31, 2002(1)   February 28,2002      (unaudited)     December 31, 2002(1)   February 28,2002
----------------   --------------------   ----------------   ----------------   --------------------   ----------------



  $  1,522,932        $  2,573,253         $   5,471,867       $  3,065,156         $   5,376,753       $   9,797,068
    (2,241,492)         (4,435,915)           11,414,844         (9,099,357)          (29,021,362)         55,898,904
     9,674,561          (7,050,480)          (16,181,695)        30,223,100           (10,052,572)        (82,078,470)
  ------------        ------------         -------------       ------------         -------------       -------------
     8,956,001          (8,913,142)              705,016         24,188,899           (33,697,181)        (16,382,498)


    34,243,529          53,577,613            84,755,676         50,432,926            75,967,508         271,054,874
   (19,887,654)        (48,559,069)         (236,515,911)       (31,086,297)         (116,588,501)       (390,877,654)
  ------------        ------------         -------------       ------------         -------------       -------------
    14,355,875           5,018,544          (151,760,235)        19,346,629           (40,620,993)       (119,822,780)
  ------------        ------------         -------------       ------------         -------------       -------------
    23,311,876          (3,894,598)         (151,055,219)        43,535,528           (74,318,174)       (136,205,278)


   121,318,381         125,212,979           276,268,198        270,029,422           344,347,596         480,552,874
  ------------        ------------         -------------       ------------         -------------       -------------
  $144,630,257        $121,318,381         $ 125,212,979       $313,564,950         $ 270,029,422       $ 344,347,596
  ============        ============         =============       ============         =============       =============



                   LifePath 2040 Master Portfolio
----------------------------------------------------------
Six months ended
 June 30, 2003         Period ended          Year ended
   (unaudited)     December 31, 2002(1)   February 28,2002
----------------   --------------------   ----------------
  $    760,646        $  1,112,958         $   2,317,577
    (9,486,187)        (11,398,816)           65,072,130
    16,914,590          (4,941,229)          (85,921,644)
  ------------        ------------         -------------
     8,189,049         (15,227,087)          (18,531,937)


    27,413,903          30,043,947            47,790,242
   (18,179,056)        (35,865,224)         (384,441,174)
  ------------        ------------         -------------
     9,234,847          (5,821,277)         (336,650,932)
  ------------        ------------         -------------
    17,423,896         (21,048,364)         (355,182,869)


    74,237,697          95,286,061           450,468,930
  ------------        ------------         -------------
  $ 91,661,593        $ 74,237,697         $  95,286,061
  ============        ============         =============

                See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant accounting policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income) LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the S&P 500 Index, Russell 2000 Index, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

Securities transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal income taxes

MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

Futures contracts

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2003, the open futures contracts outstanding were as follows:

====================================================================================================================
                                                                                                      Net unrealized
                                       Number of                                        Notional       appreciation
          Master Portfolio             contracts   Futures Index   Expiration date   contract value   (depreciation)
------------------------------------   ---------   -------------   ---------------   --------------   --------------
S&P 500 Index Master Portfolio            421      S&P 500            09/19/2003      $103,833,680     $(1,393,955)

Russell 2000 Index Master Portfolio        14      Russell 2000       09/18/2003         3,182,449     $   (43,649)
                                           10      Russell Mini       09/19/2003           444,690           3,710
                                                                                                       -----------
                                                                                                       $   (39,939)

International Index Master Portfolio       10      Euro 50            09/19/2003           294,607     $    (6,618)
                                            4      FTSE 100           07/19/2003           279,013          (9,030)
                                           13      Nikkei 300         09/11/2003           183,427           6,970
                                                                                                       -----------
                                                                                                       $    (8,678)
====================================================================================================================

The S&P 500 Index and Russell 2000 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $9,450,000 and $250,000, respectively.

The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $1,206,335 for initial margin requirements.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolios at June 30, 2003 represent collateral from securities on loan.

Forward currency exchange contracts

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

As of June 30, 2003, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

========================================================================================================================
                                Foreign currency   Foreign currency                                       Net unrealized
                                 purchased/sold      cost/proceeds    Exchange date   U.S. dollar value     gain (loss)
                                ----------------   ----------------   -------------   -----------------   --------------
  Currency purchase contracts
British Pound Sterling                270,900          $427,997         08/08/2003         $445,885          $17,888
Euro                                  770,449           844,235         08/08/2003          883,801           39,566
Japanese Yen                       19,206,744           160,220         08/08/2003          160,164              (56)
                                                                                                             -------
                                                                                              Total          $57,398

  Currency sale contracts
British Pound Sterling                270,900          $450,036         08/08/2003         $445,885          $ 4,151
Euro                                  770,449           844,233         08/08/2003          883,801              432
Japanese Yen                       19,206,744           162,422         08/08/2003          160,164            2,258
                                                                                                             -------
                                                                                              Total          $ 6,841
========================================================================================================================

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05%, 0.08% and 0.35% of the average daily net assets of the S&P 500 Index, Russell 2000 Index and each of the LifePath Master Portfolios, respectively, and 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as subadministrator of each Master Portfolio.

Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

================================================================================
Master Portfolio                                   Securities lending agent fees
------------------------------------               -----------------------------
S&P 500 Index Master Portfolio                                $20,982
Russell 2000 Index Master Portfolio                            12,518
International Index Master Portfolio                           29,649
LifePath Retirement Master Portfolio                            2,073
LifePath 2010 Master Portfolio                                  7,605
LifePath 2020 Master Portfolio                                 17,746
LifePath 2030 Master Portfolio                                  4,732
LifePath 2040 Master Portfolio                                  2,745
================================================================================

SEI Investments Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

MIP has entered into administrative services arrangements with BGI who has agreed to provide general administrative services to the Master Portfolios such as managing and coordinating third-party service relationships. BGI is entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Russell 2000 Index Master Portfolio, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio and LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to a corresponding feeder fund that invests substantially all of its assets in these Master Portfolios, or BGI (or an affiliate) receives advisory fees from these Master Portfolios. BGI may delegate certain of its administrative duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

As a result of using an index approach to investing, the International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $907,113, $36,861, $189,693, $869,326, $408,588 and $288,309, respectively, as of June 30, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/ feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investments of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2003, certain of the Master Portfolios held shares of investment portfolios of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP.

Transactions in shares of affiliated ETFs, including dividend income and net realized capital gains (losses) during the six months ended June 30, 2003, were as follows:

====================================================================================================================================
                                        Number of shares
                                         held beginning      Gross       Gross      Number of shares held   Dividend   Net realized
Master Portfolio      Affiliated ETF       of period       additions   reductions       end of period        income       loss
-------------------   ---------------   ----------------   ---------   ----------   ---------------------   --------   -------------
                      iShares Russell
Russell 2000 Index    2000 Index
Master Portfolio      Fund                       --          60,767       7,257            53,510            $15,726     $(13,054)

International Index   iShares MSCI
Master Portfolio      EAFE Index Fund        12,469           7,439       9,376            10,532            $    --     $(53,718)
====================================================================================================================================

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by rule 17a-7 and has not yet reviewed those transactions executed during the second quarter of 2003.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of the MIP's outstanding beneficial interests.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

3. Investment portfolio transactions

Investment transactions (exclusive of short-term instruments) for the six months ended June 30, 2003, were as follows:

                                                       U.S. Government Obligations         Other Securities
                                                       ---------------------------         ----------------


Master Portfolio                                       Purchases        Sales         Purchases           Sales
----------------                                      -----------    -----------     ------------      -----------
S&P 500 Index Master Portfolio                        $        --    $        --     $330,630,186      $85,664,742
Russell 2000 Index Master Portfolio                            --             --       43,238,119       19,668,455
International Index Master Portfolio                           --             --       16,575,574        4,095,772
LifePath Retirement Master Portfolio                   16,579,041      7,868,567        4,142,510        3,803,626
LifePath 2010 Master Portfolio                         34,982,285     15,101,927        9,707,937       13,220,679
LifePath 2020 Master Portfolio                         54,342,211     24,076,693       20,512,862       29,959,625
LifePath 2030 Master Portfolio                         34,286,546     21,553,772       22,113,424       14,547,122
LifePath 2040 Master Portfolio                         12,660,179      5,514,833       17,422,476       14,816,771

At June 30, 2003, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                 Unrealized        Unrealized             Net unrealized
Master Portfolio                                Tax cost        appreciation      depreciation      appreciation(depreciation)
----------------                                --------        ------------      ------------      -------------------------
S&P 500 Index Master Portfolio               $3,225,296,197     $189,022,448     $(423,828,102)          $(234,805,654)
Russell 2000 Index Master Portfolio             134,008,905       12,684,741       (11,999,138)                685,603
International Index Master Portfolio            151,856,651        1,207,108       (28,134,844)            (26,927,736)
LifePath Income Master Portfolio                 63,610,372        2,315,593        (1,897,050)                418,543
LifePath 2010 Master Portfolio                  174,279,468        6,790,765        (8,833,165)             (2,042,400)
LifePath 2020 Master Portfolio                  429,600,470        5,990,398       (49,968,210)            (43,977,812)
LifePath 2030 Master Portfolio                  144,302,035       12,986,818       (11,384,641)              1,602,177
LifePath 2040 Master Portfolio                  121,922,318        2,580,705       (24,031,179)            (21,450,474)

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of June 30, 2003, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003, and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

                           MASTER INVESTMENT PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

5.   Financial highlights

                                              Six months ended   Year ended   Year ended     Year ended
                                                   June           December     December       December
                                                    30,              31,          31,            31,
                                                   2003             2002         2001           2000
                                              ----------------   ----------   ----------   --------------
      S&P 500 Index Master Portfolio
Ratio of expenses to average net assets (4)       0.05%             0.05%        0.05%       0.05%
Ratio of net investment income to average
   net assets (4)                                 1.73%             1.57%        1.31%       1.22%
Portfolio turnover rate                              4%               12%           9%         10%
Total return                                     11.68%(5)        (22.05)%     (11.96)%     (9.19)%
    Russell 2000 Index Master Portfolio
Ratio of expenses to average net assets (4)       0.10%             0.10%        0.10%       0.09%(2)
Ratio of net investment income to average
   net assets (4)                                 1.42%             1.38%        1.45%       3.30%(2)
Portfolio turnover rate                             22%               28%          46%          0%(2)(6)
Total return                                     18.68%(5)        (20.32)%       2.30%      (4.40)%(2)(5)
   International Index Master Portfolio
Ratio of expenses to average net assets (4)       0.25%             0.25%        0.25%       0.25%
Ratio of net investment income to average
   net assets (4)                                 3.49%             1.92%        1.50%       1.47%
Portfolio turnover rate                              4%               20%           7%         45%
Total return                                     11.26%(5)        (16.36)%     (21.35)%    (14.85)%

                                              Period ended   Year ended   Year ended
                                                December      February     February
                                                   31,           28,         28,
                                                  1999          1999        1998
                                              ------------   ----------   ----------
      S&P 500 Index Master Portfolio
Ratio of expenses to average net assets (4)    0.05%(1)         0.05%        0.05%
Ratio of net investment income to average
   net assets (4)                              1.44%(1)         1.61%        1.89%
Portfolio turnover rate                           7%(1)           11%           6%
Total return                                  19.82%(1)(5)     19.65%       34.77%
    Russell 2000 Index Master Portfolio
Ratio of expenses to average net assets (4)    N//A              N/A          N/A
Ratio of net investment income to average
   net assets (4)                               N/A              N/A          N/A
Portfolio turnover rate                         N/A              N/A          N/A
Total return                                    N/A              N/A          N/A
   International Index Master Portfolio
Ratio of expenses to average net assets (4)    0.25%(3)          N/A          N/A
Ratio of net investment income to average
   net assets (4)                              0.82%(3)          N/A          N/A
Portfolio turnover rate                          39%(3)          N/A          N/A
Total return                                  20.50%(3)(5)       N/A          N/A

(1) For the ten months ended December 31, 1999. The S&P 500 Index Master Portfolio changed its fiscal year-end from February 28 to December 31.

(2) Period from December 19, 2000 (commencement of operations) to December 31, 2000.

(3) Period from October 1, 1999 (commencement of operations) to December 31,
1999.

(4) Annualized for periods of less than one year.

(5) Not annualized.

(6) Rounds to less than 1%.

                           MASTER INVESTMENT PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                 Six months   Period ended   Year ended   Year ended
                                                 ended June     December      February     February
                                                    30,           31,            28,          28,
                                                   2003         2002(1)         2002         2001
                                                 ----------   ------------   ----------   ----------
   LifePath Retirement Master Portfolio
Ratio of expenses to average net assets (2)        0.35%         0.35%         0.46%        0.55%
Ratio of net investment income to average net
   assets (2)                                      2.65%         2.98%         3.73%(4)     4.40%
Portfolio turnover rate                              28%           56%          116%(5)       58%
Total return                                       6.21%(3)     (1.36)%(3)     2.68%        6.56%
   LifePath 2010 Master Portfolio
   Ratio of expenses to average net assets (2)     0.35%         0.35%         0.46%        0.55%
Ratio of net investment income to average net
   assets (2)                                      2.45%         2.49%         3.11%(4)     3.49%
Portfolio turnover rate                              23%           72%           86%(5)       54%
Total return                                       7.27%(3)     (6.43)%(3)    (0.70)%       2.13%
   LifePath 2020 Master Portfolio
Ratio of expenses to average net assets(2)         0.35%         0.35%         0.44%        0.55%
Ratio of net investment income to average net
   assets (2)                                      2.21%         2.14%         2.23%(4)     2.38%
Portfolio turnover rate                              20%           67%           86%(5)       39%
Total return                                       8.97%(3)    (10.18)%(3)    (4.99)%      (3.14)%
   LifePath 2030 Master Portfolio
Ratio of expenses to average net assets(2)         0.35%         0.35%         0.46%        0.55%
Ratio of net investment income to average net
   assets (2)                                      2.07%         1.81%         1.74%(4)     1.72%
Portfolio turnover rate                              33%           68%           53%(5)       27%
Total return                                      10.43%(3)    (13.05)%(3)    (7.82)%      (5.59)%
   LifePath 2040 Master Portfolio
Ratio of expenses to average net assets (2)        0.35%         0.35%         0.49%        0.55%
Ratio of net investment income to average net
   assets (2)                                      2.03%         1.57%         1.13%(4)     0.90%
Portfolio turnover rate                              27%           62%           15%(5)       20%
Total return                                      11.59%(3)    (15.63)%(3)   (10.48)%     (10.41)%

                                                 Year ended   Year ended   Year ended
                                                  February     February     February
                                                     29,          28,          28,
                                                    2000         1999         1998
                                                 ----------   ----------   ----------
   LifePath Retirement Master Portfolio
Ratio of expenses to average net assets (2)         0.55%        0.55%        0.55%
Ratio of net investment income to average net
   assets (2)                                       4.03%        3.95%        4.46%
Portfolio turnover rate                               55%          66%          39%
Total return                                        5.22%        7.10%       12.72%
   LifePath 2010 Master Portfolio
   Ratio of expenses to average net assets (2)      0.55%        0.55%        0.55%
Ratio of net investment income to average net
   assets (2)                                       3.20%        3.12%        3.49%
Portfolio turnover rate                               49%          38%          46%
Total return                                        8.32%       10.59%       19.13%
   LifePath 2020 Master Portfolio
Ratio of expenses to average net assets(2)          0.55%        0.55%        0.55%
Ratio of net investment income to average net
   assets (2)                                       2.27%        2.30%        2.69%
Portfolio turnover rate                               43%          36%          41%
Total return                                       11.24%       12.82%       24.65%
   LifePath 2030 Master Portfolio
Ratio of expenses to average net assets(2)          0.55%        0.55%        0.55%
Ratio of net investment income to average net
   assets (2)                                       1.72%        1.74%        2.13%
Portfolio turnover rate                               26%          19%          27%
Total return                                       13.44%       13.95%       28.62%
   LifePath 2040 Master Portfolio
Ratio of expenses to average net assets (2)         0.55%        0.55%        0.55%
Ratio of net investment income to average net
   assets (2)                                       0.99%        1.11%        1.45%
Portfolio turnover rate                               29%          19%          34%
Total return                                       16.41%       15.75%       31.35%

(1) For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2) Annualized for periods of less than one year.
(3) Not annualized
(4) Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
 (5) Portfolio turnover rates excluding in-kind transactions for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.

  -----------------------------------------------------------------------------

      State Farm Mutual Funds
      Three State Farm Plaza, N-1
      Bloomington, IL 61791-0001

      FORWARDING SERVICE REQUESTED
                                                             PRESORTED STANDARD







[LOGO]
  State Farm
Life/Auto/Fire  Mutual
Insurance /R/   Funds /R/


                                           Not
                                          FDIC
                                         Insured
                . No Bank Guarantee
                . May Lose Value

                             There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds/TM /are not insurance products and are offered by State Farm VP Management Corp. (Underwriter and Distributor of Securities Products), One State Farm Plaza, Bloomington, IL 61710-0001 1-800-447-4930

          120-6803 a.2-CH Printed in the USA
                                         (C)2003 State Farm VP Management Corp.

                                 U.S. POSTAGE
                                     PAID
                                  STATE FARM
                              INSURANCE COMPANIES

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, "Investment Co. Accounting Guidance," the foregoing State Farm Mutual Fund Trust semi-annual reports included as Item 1 on this Form N-CSR and sent to shareholders of Registrant, include the financial statements and notes to financial statements of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with Registrant and Registrant has no control over the preparation or content of the information included in the MIP financial statements and notes to financial statements.

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence that they appear in this item.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                State Farm Mutual Fund Trust

By  (Signature and Title) *          /s/  Edward B. Rust, Jr.
                                     ________________________________________
                                                 Edward B. Rust, Jr.
                                                     President

Date: 9/5/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  (Signature and Title) *          /s/  Edward B. Rust, Jr.
                                     ________________________________________
                                                 Edward B. Rust, Jr.
                                                     President

Date: 9/5/2003

By  (Signature and Title) *          /s/  Michael L. Tipsord
                                     ________________________________________
                                                 Michael L. Tipsord,
                                       Senior Vice President and Treasurer

Date: 9/5/2003

* Print the name and title of each signing officer under his or her signature